Bridge Builder Core Bond Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 97.15%
Asset-Backed Obligations – 11.87%
ABFC 2005-AQ1 Trust
4.72%, 01/25/2034(1)	$228,739	$232,858
ABFC 2006-OPT1 Trust
2.17% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 09/25/2036(2)	3,143,646	3,091,769
Academic Loan Funding Trust 2013-1
2.82% (1 Month LIBOR USD + 0.80%), 12/26/2044(2)(3)	802,844	798,406
AJAX Mortgage Loan Trust
3.47%, 04/25/2057(1)(3)	793,718	793,776
Allegro CLO VII Ltd.
3.40% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 06/13/2031(2)(3)	12,000,000	11,923,596
American Credit Acceptance Receivables Trust 2016-4
2.91%, 02/13/2023(3)	269,842	269,958
American Credit Acceptance Receivables Trust 2017-2
2.86%, 06/12/2023(3)	2,200,745	2,203,762
3.69%, 06/12/2023(3)	3,660,000	3,691,831
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021(3)	1,158,465	1,158,836
3.49%, 06/13/2022(3)	1,533,000	1,537,925
American Credit Acceptance Receivables Trust 2019-2
2.85%, 07/12/2022(3)	3,827,389	3,836,315
American Express Credit Account Master Trust
1.93%, 09/15/2022	24,490,000	24,470,643
2.04%, 05/15/2023	14,026,000	14,041,350
2.26% (1 Month LIBOR USD + 0.24%), 04/15/2024(2)	8,760,000	8,765,224
2.00%, 04/15/2025	10,877,000	10,924,304

American Homes 4 Rent 2014-SFR2 Trust
3.79%, 10/17/2036(3)	3,796,233	3,994,404
4.29%, 10/17/2036(3)	300,000	318,729
6.23%, 10/17/2036(3)	1,000,000	1,113,267
American Homes 4 Rent 2014-SFR3 Trust
4.60%, 12/17/2036(3)	600,000	645,935
6.42%, 12/17/2036(3)	1,000,000	1,125,512
American Homes 4 Rent 2015-SFR1
3.47%, 04/17/2052(3)	2,068,284	2,151,602
5.64%, 04/17/2052(3)	3,900,000	4,257,469
American Homes 4 Rent 2015-SFR2 Trust
3.73%, 10/17/2052(3)	1,797,398	1,898,146
Americredit Automobile Receivables Trust 2016-4
1.83%, 12/08/2021	900,000	898,921
AmeriCredit Automobile Receivables Trust 2017-1
2.30%, 02/18/2022	1,153,000	1,152,896
2.71%, 08/18/2022	618,000	622,762
3.13%, 01/18/2023	1,387,000	1,407,717
AmeriCredit Automobile Receivables Trust 2017-2
3.42%, 04/18/2023	6,000,000	6,115,278
AmeriCredit Automobile Receivables Trust 2017-4
2.36%, 12/19/2022	5,355,000	5,368,173
Americredit Automobile Receivables Trust 2018-1
2.71%, 07/19/2021	1,367,884	1,368,699
3.50%, 01/18/2024	6,000,000	6,166,485
Americredit Automobile Receivables Trust 2018-2
3.45%, 06/18/2024	7,636,000	7,799,894
Americredit Automobile Receivables Trust 2019-1
3.13%, 02/18/2025	3,400,000	3,462,672
3.36%, 02/18/2025	3,500,000	3,594,527
AmeriCredit Automobile Receivables Trust 2019-3
2.17%, 01/18/2023	1,715,000	1,715,823
Amortizing Residential Collateral Trust 2002-BC5
3.05% (1 Month LIBOR USD + 1.04%, 0.69% Floor), 07/25/2032(2)	2,115,496	2,105,443

Anchorage Capital CLO 2013-1 Ltd.
3.55% (3 Month LIBOR USD + 1.25%), 10/13/2030(2)(3)	2,500,000	2,494,845
Apidos CLO XXIII
3.12% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 01/15/2027(2)(3)	10,000,000	9,982,500
Argent Securities, Inc. Asset Back Pass Thr Certs Series 2004-W5
3.06% (1 Month LIBOR USD + 1.04%, 0.52% Floor), 04/25/2034(2)	3,667,317	3,710,972
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W3
2.36% (1 Month LIBOR USD + 0.34%, 0.34% Floor), 11/25/2035(2)	1,691,388	1,693,923
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6
2.70% (1 Month LIBOR USD + 0.68%, 0.34% Floor), 11/25/2033(2)	1,862,969	1,831,280
Asset Backed Securities Corp. Home Equity Loan Trust Series AEG 2006-HE1
2.23% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(2)	2,924,674	2,919,112
Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC 2006-HE3
2.19% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2036(2)	1,235,168	1,231,377
Asset-Backed Pass-Through Certificates Series 2004-R2
2.80% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 04/25/2034(2)	229,388	229,661
Atlas Senior Loan Fund III Ltd.
2.95% (3 Month LIBOR USD + 0.83%), 11/17/2027(2)(3)	6,500,000	6,491,628
Atlas Senior Loan Fund Ltd.
3.62% (3 Month LIBOR USD + 1.30%), 01/16/2030(2)(3)	3,750,000	3,741,592
Atlas Senior Loan Fund V Ltd.
3.58% (3 Month LIBOR USD + 1.26%), 07/16/2029(2)(3)	4,250,000	4,249,239
Avis Budget Rental Car Funding AESOP LLC
2.50%, 07/20/2021(3)	4,000,000	4,003,049
2.63%, 12/20/2021(3)	5,600,000	5,620,363
3.70%, 09/20/2024(3)	6,200,000	6,491,251
4.00%, 03/20/2025(3)	5,800,000	6,172,975
2.36%, 03/20/2026(3)	12,000,000	11,950,902
AXIS Equipment Finance Receivables IV LLC
2.21%, 11/20/2021(3)	51,512	51,502
B2R Mortgage Trust 2015-2
3.34%, 11/15/2048(3)	753,667	754,281
BA Credit Card Trust
1.95%, 08/15/2022	9,255,000	9,249,453

Bain Capital Credit CLO 2018-1
3.22% (3 Month LIBOR USD + 0.96%), 04/23/2031(2)(3)	10,000,000	9,886,020
Bayview Financial Mortgage Pass-Through Trust 2007-B
6.83%, 08/28/2047(1)	173,069	169,159
Bayview Opportunity Master Fund IIIa Trust 2018-RN8
4.07%, 09/28/2033(1)(3)	262,678	263,600
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(1)(3)	1,685,696	1,694,648
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034(1)(3)	789,098	794,024
Bear Stearns Asset Backed Securities Trust 2003-2
3.52% (1 Month LIBOR USD + 1.50%, 0.75% Floor, 11.00% Cap), 03/25/2043(2)	3,940,991	3,965,169
BlueMountain CLO 2015-1 Ltd.
3.63% (3 Month LIBOR USD + 1.33%), 04/13/2027(2)(3)	705,610	706,668
BMW Floorplan Master Owner Trust
2.35% (1 Month LIBOR USD + 0.32%), 05/15/2023(2)(3)	6,407,000	6,408,873
Business Jet Securities 2019-1 LLC
4.21%, 07/15/2034(3)	10,075,812	10,339,768
Business Jet Securities LLC
4.34%, 02/15/2033(3)	3,873,133	3,911,052
Business Jet Securities LLC 2018-2
4.45%, 06/15/2033(3)	6,216,079	6,325,788
BXG Receivables Note Trust 2012-A
2.66%, 12/02/2027(3)	112,742	112,741
Camillo Issuer LLC 2016-SFR1 A
5.00%, 12/05/2023(3)(13)	4,994,015	4,983,090
Capital Auto Receivables Asset Trust 2018-1
2.79%, 01/20/2022(3)	8,219,416	8,242,087
Capital One Multi-Asset Execution Trust
2.00%, 01/17/2023	8,389,000	8,386,379
1.99%, 07/17/2023	4,469,000	4,469,993
1.72%, 08/15/2024	12,301,000	12,250,995
Capital One Prime Auto Receivables Trust 2019-2
1.92%, 05/15/2024	3,455,000	3,457,074

Carlyle Global Market Strategies CLO 2014-1 Ltd.
3.27% (3 Month LIBOR USD + 0.97%, 0.97% Floor), 04/17/2031(2)(3)	12,000,000	11,874,000
Carlyle US Clo 2017-1 Ltd.
3.51% (3 Month LIBOR USD + 1.23%), 04/20/2031(2)(3)	5,500,000	5,512,474
Carlyle US Clo 2017-2 Ltd.
3.50% (3 Month LIBOR USD + 1.22%), 07/20/2031(2)(3)	3,000,000	2,998,500
CarMax Auto Owner Trust 2018-2
3.16%, 07/17/2023	2,635,000	2,703,863
CarMax Auto Owner Trust 2019-1
3.26%, 08/15/2024	9,831,000	10,210,987
Carnow Auto Receivables Trust 2019-1
3.36%, 06/17/2024(3)	3,710,000	3,706,110
Carvana Auto Receivables Trust 2019-3
3.04%, 04/15/2025(3)	11,005,000	11,024,861
Catamaran CLO 2014-2 Ltd.
3.70% (3 Month LIBOR USD + 1.40%), 10/18/2026(2)(3)	713,466	714,318
Chase Funding Trust Series 2003-4
5.16%, 05/25/2033(1)	132,959	136,791
Chase Funding Trust Series 2003-6
5.03%, 11/25/2034(1)	182,973	192,931
5.03%, 11/25/2034(1)	311,536	326,269
CIFC Funding 2018-II Ltd.
3.32% (3 Month LIBOR USD + 1.04%), 04/20/2031(2)(3)	10,000,000	9,905,950
Citibank Credit Card Issuance Trust
2.67% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 04/22/2026(2)	8,600,000	8,663,531
3.96%, 10/13/2030	22,000,000	25,043,546
Citigroup Global Markets Mortgage Securities VII, Inc.
3.95%, 04/25/2032(1)(3)	2,970	2,972
Citigroup Mortgage Loan Trust, Inc.
2.78% (1 Month LIBOR USD + 0.76%, 0.38% Floor), 12/25/2033(2)	5,092	5,094
CLUB Credit Trust
3.82%, 01/15/2026(3)	4,233,764	4,271,863
CLUB Credit Trust 2017-P2
2.61%, 01/15/2024(3)	514,296	514,432

Colony American Finance 2016-2 Ltd.
2.55%, 11/15/2048(3)	909,336	909,581
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042(3)	8,473,121	8,506,964
Commonbond Student Loan Trust 2018-A-GS
3.21%, 02/25/2044(3)	6,565,433	6,708,769
Commonbond Student Loan Trust 2018-C-GS
2.82% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 02/25/2046(2)(3)	3,136,706	3,117,683
3.87%, 02/25/2046(3)	2,612,324	2,719,507
Conseco Finance Corp.
6.24%, 12/01/2028	5,021	5,047
6.22%, 03/01/2030	40,156	41,574
6.18%, 04/01/2030	13,055	13,468
Consumer Loan Underlying Bond CLUB Credit Trust 2019-P2
2.47%, 10/15/2026(3)	5,537,000	5,530,813
Consumer Loan Underlying Bond Credit Trust 2019-P1
2.94%, 07/15/2026(3)	3,569,833	3,581,244
COOF Securitization Trust 2014-1 Ltd.
2.87%, 06/25/2040(3)(4)	902,014	82,504
Corevest American Finance 2019-1 Trust
3.88%, 03/15/2052(3)	4,860,000	5,144,768
Countrywide Asset-Backed Certificates
5.43%, 02/25/2033(4)	51,436	48,538
5.12%, 02/25/2035(1)	21,764	21,741
4.43%, 02/25/2036(4)	71,916	73,634
5.97%, 09/25/2046(4)	59,763	56,201
CPS Auto Receivables Trust 2014-C
3.77%, 08/17/2020(3)	55,220	55,227
CPS Auto Receivables Trust 2014-D
4.35%, 11/16/2020(3)	146,022	146,334
CPS Auto Receivables Trust 2015-A
4.00%, 02/16/2021(3)	226,711	227,178
CPS Auto Receivables Trust 2015-B
4.20%, 05/17/2021(3)	1,423,312	1,432,899

CPS Auto Receivables Trust 2015-C
4.63%, 08/16/2021(3)	1,376,000	1,385,893
CPS Auto Receivables Trust 2016-C
3.27%, 06/15/2022(3)	398,478	399,089
CPS Auto Receivables Trust 2017-B
2.92%, 02/15/2022(3)	1,441,000	1,443,413
3.95%, 03/15/2023(3)	3,485,000	3,546,300
CPS Auto Receivables Trust 2017-C
2.86%, 06/15/2023(3)	2,300,000	2,302,830
3.79%, 06/15/2023(3)	791,000	804,603
CPS Auto Receivables Trust 2018-A
2.16%, 05/17/2021(3)	115,800	115,792
CPS Auto Receivables Trust 2018-D
3.06%, 01/18/2022(3)	4,037,550	4,047,098
CPS Auto Receivables Trust 2019-A
3.18%, 06/15/2022(3)	6,075,406	6,101,769
CPS Auto Receivables Trust 2019-B
2.89%, 05/16/2022(3)	1,561,755	1,566,150
CPS Auto Receivables Trust 2019-C
2.55%, 09/15/2022(3)	6,744,102	6,751,318
Credit Acceptance Auto Loan Trust 2017-1
2.56%, 10/15/2025(3)	566,520	566,744
3.04%, 12/15/2025(3)	871,000	874,258
3.48%, 02/17/2026(3)	730,000	732,181
Credit Acceptance Auto Loan Trust 2017-2
3.35%, 06/15/2026(3)	811,000	816,844
Credit Acceptance Auto Loan Trust 2018-1
3.01%, 02/16/2027(3)	6,684,000	6,724,065
Credit Acceptance Auto Loan Trust 2018-3
3.55%, 08/15/2027(3)	3,090,000	3,149,080
Credit Acceptance Auto Loan Trust 2019-1
3.33%, 02/15/2028(3)	7,351,000	7,510,578
CSMC 2016-RPL1 Trust
5.25% (1 Month LIBOR USD + 3.15%, 3.15% Floor), 12/26/2046(2)(3)	7,606,077	7,604,686

CSMC 2018-RPL8 Trust
4.13%, 07/25/2058(3)(4)	6,839,551	6,898,547
CWABS Asset-Backed Certificates Trust 2004-15
4.61%, 04/25/2035(4)	3,113	3,129
CWABS Asset-Backed Certificates Trust 2005-1
5.03%, 07/25/2035(4)	9,096	9,243
CWABS Asset-Backed Certificates Trust 2005-17
5.56%, 05/25/2036(4)	20,316	20,428
CWABS, Inc. Asset-Backed Certificates Series 2003-5
5.12%, 01/25/2034(4)	18,686	19,197
CWABS, Inc. Asset-Backed Certificates Series 2004-1
2.77% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 03/25/2034(2)	29,067	29,211
2.84% (1 Month LIBOR USD + 0.83%, 0.55% Floor), 03/25/2034(2)	7,136	7,117
2.58% (1 Month LIBOR USD + 0.56%, 0.28% Floor), 04/25/2034(2)	1,112	1,073
CWABS, Inc. Asset-Backed Certificates Trust 2004-6
2.92% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 10/25/2034(2)	10,345	9,925
2.80% (1 Month LIBOR USD + 0.78%, 0.39% Floor), 11/25/2034(2)	639,595	642,609
Delta Air Lines 2015-1 Class AA Pass Through Trust
3.63%, 07/30/2027	1,074,820	1,144,980
Diamond Resorts Owner Trust
3.27%, 10/22/2029(3)	1,525,098	1,540,075
Diamond Resorts Owner Trust 2018-1
3.70%, 01/21/2031(3)	3,691,313	3,764,581
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032(3)	9,158,831	9,160,828
Discover Card Execution Note Trust
2.30% (1 Month LIBOR USD + 0.27%), 12/15/2023(2)	4,368,000	4,372,337
Drive Auto Receivables Trust
3.36%, 10/17/2022	6,753,000	6,774,205
3.66%, 11/15/2024	7,634,000	7,724,849
Drive Auto Receivables Trust 2015-B
3.84%, 07/15/2021(3)	321,608	321,854
Drive Auto Receivables Trust 2015-C
4.20%, 09/15/2021(3)	190,415	190,556

Drive Auto Receivables Trust 2016-C
4.18%, 03/15/2024(3)	2,996,000	3,041,522
Drive Auto Receivables Trust 2017-1
2.84%, 04/15/2022	894,824	895,408
3.84%, 03/15/2023	5,373,000	5,434,165
Drive Auto Receivables Trust 2017-2
2.75%, 09/15/2023	1,708,918	1,710,364
Drive Auto Receivables Trust 2017-3
2.80%, 07/15/2022	1,132,529	1,133,493
3.53%, 12/15/2023(3)	12,000,000	12,134,720
Drive Auto Receivables Trust 2017-A
2.98%, 01/18/2022(3)	314,321	314,637
4.16%, 05/15/2024(3)	1,724,000	1,751,773
Drive Auto Receivables Trust 2017-B
3.72%, 10/17/2022(3)	2,530,590	2,544,754
Drive Auto Receivables Trust 2018-2
3.22%, 04/15/2022	8,242,059	8,250,070
Drive Auto Receivables Trust 2019-1
3.08%, 09/15/2021	3,016,406	3,019,078
4.09%, 06/15/2026	2,645,000	2,739,009
Drive Auto Receivables Trust 2019-2
3.17%, 11/15/2023	4,747,000	4,810,192
Drive Auto Receivables Trust 2019-3
2.65%, 02/15/2024	4,200,000	4,239,866
Drive Auto Receivables Trust 2019-4
2.23%, 01/16/2024	6,016,000	6,008,656
DT Auto Owner Trust 2017-1
3.55%, 11/15/2022(3)	4,869,000	4,901,367
DT Auto Owner Trust 2017-2
3.03%, 01/17/2023(3)	609,693	610,005
DT Auto Owner Trust 2017-3
3.58%, 05/15/2023(3)	1,662,000	1,675,487
DT Auto Owner Trust 2018-2
3.43%, 05/16/2022(3)	7,437,193	7,462,003
3.67%, 03/15/2024(3)	8,250,000	8,356,771

DT Auto Owner Trust 2018-3
3.02%, 02/15/2022(3)	5,303,743	5,318,384
DT Auto Owner Trust 2019-1
3.08%, 09/15/2022(3)	6,968,117	6,993,568
DT Auto Owner Trust 2019-2
2.85%, 09/15/2022(3)	2,537,976	2,546,893
DT Auto Owner Trust 2019-3
2.55%, 08/15/2022(3)	3,212,116	3,215,102
DTAT Asset Trust 2017-B
5.84%, 12/16/2020(3)(13)	3,400,000	3,401,229
Engs Commercial Finance Trust 2016-1
2.63%, 02/22/2022(3)	224,854	224,942
Exeter Automobile Receivables Trust 2016-1
5.52%, 10/15/2021(3)	1,091,116	1,098,116
Exeter Automobile Receivables Trust 2017-1
3.95%, 12/15/2022(3)	835,000	844,777
Exeter Automobile Receivables Trust 2017-2
2.82%, 05/16/2022(3)	3,761,079	3,767,297
Exeter Automobile Receivables Trust 2017-3
2.05%, 12/15/2021(3)	113,211	113,190
3.68%, 07/17/2023(3)	3,836,000	3,909,128
Exeter Automobile Receivables Trust 2018-3
2.90%, 01/18/2022(3)	1,172,337	1,173,148
Exeter Automobile Receivables Trust 2018-4
3.64%, 11/15/2022(3)	2,743,000	2,767,571
Exeter Automobile Receivables Trust 2019-2
2.93%, 07/15/2022(3)	3,191,716	3,204,095
First Investors Auto Owner Trust 2015-2
4.22%, 12/15/2021(3)	280,000	282,577
First Investors Auto Owner Trust 2017-1
2.67%, 04/17/2023(3)	2,767,000	2,771,619
3.60%, 04/17/2023(3)	2,847,000	2,896,898
First Investors Auto Owner Trust 2018-1
2.84%, 05/16/2022(3)	999,466	1,000,326

Flagship Credit Auto Trust 2015-3
3.68%, 03/15/2022(3)	153,098	153,307
4.65%, 03/15/2022(3)	567,000	574,525
Flagship Credit Auto Trust 2016-1
6.22%, 06/15/2022(3)	3,000,000	3,099,713
Flagship Credit Auto Trust 2016-4
2.71%, 11/15/2022(3)	1,743,000	1,750,476
Flagship Credit Auto Trust 2017-2
2.96%, 07/15/2023(3)	5,195,000	5,235,982
3.62%, 07/15/2023(3)	2,995,000	3,040,260
Flagship Credit Auto Trust 2018-3
3.79%, 12/16/2024(3)	7,710,000	7,946,510
Flagship Credit Auto Trust 2019-1
3.11%, 08/15/2023(3)	7,941,825	8,011,638
Flagship Credit Auto Trust 2019-2
2.83%, 10/16/2023(3)	12,500,307	12,587,928
Ford Credit Auto Owner Trust 2016-REV1
2.31%, 08/15/2027(3)	7,000,000	7,019,790
Ford Credit Auto Owner Trust 2016-REV2
2.03%, 12/15/2027(3)	10,000,000	9,994,473
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022	3,584,653	3,583,491
Ford Credit Auto Owner Trust 2018-REV1
3.19%, 07/15/2031(3)	15,124,000	15,752,634
Ford Credit Auto Owner Trust 2019-A
2.85%, 08/15/2024	4,688,000	4,795,858
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(3)	2,150,000	2,273,884
FORT CRE 2018-1 LLC
4.88% (1 Month LIBOR USD + 2.83%, 2.83% Floor), 11/16/2035(2)(3)	11,800,000	11,881,467
Foundation Finance Trust 2017-1
3.30%, 07/15/2033(3)	2,164,573	2,174,241
Foundation Finance Trust 2019-1
3.86%, 11/15/2034(3)	3,974,136	4,025,459

Foursight Capital Automobile Receivables Trust 2017-1
3.05%, 12/15/2022(3)	4,000,000	4,023,494
FREED ABS TRUST 2018-1
3.61%, 07/18/2024(3)	1,874,439	1,883,151
FREED ABS TRUST 2018-2
3.99%, 10/20/2025(3)	4,138,857	4,169,155
FTF 2019-1 A FRN
0.00%(4)(13)	9,900,000	9,901,083
Galaxy XXIX CLO Ltd.
2.95% (3 Month LIBOR USD + 0.79%), 11/15/2026(2)(3)	5,804,271	5,799,483
GCAT 2018-1 LLC
3.84%, 06/25/2048(1)(3)	1,041,466	1,042,893
GE Capital Mortgage Services, Inc. 1999-HE1 Trust
6.27%, 04/25/2029	22	23
6.71%, 04/25/2029(4)	23,143	19,664
GM Financial Consumer Automobile 2017-1
1.78%, 10/18/2021(3)	3,866,451	3,859,949
GM Financial Consumer Automobile Receivables Trust 2018-1
2.32%, 07/18/2022	5,307,000	5,320,943
GM Financial Consumer Automobile Receivables Trust 2018-4
3.62%, 06/17/2024	1,400,000	1,445,594
GMAT 2013-1 Trust
6.97%, 11/25/2043(1)(3)	13,612	13,622
GMF Floorplan Owner Revolving Trust
2.90%, 04/15/2026(3)	17,200,000	17,704,488
Gold Key Resorts 2014-A LLC
3.22%, 03/17/2031(3)	336,165	336,241
Golden Bear 2016-R LLC
5.65%, 09/20/2047(3)	1,407,136	1,416,728
Goodgreen 2017-1 Trust
3.74%, 10/15/2052(3)	1,494,649	1,555,520
Goodgreen 2017-2 Trust
3.26%, 10/15/2053(3)	4,060,907	4,148,188

Goodgreen 2017-R1 Trust
5.00%, 10/20/2051(3)(4)	7,370,535	7,290,291
Greenwood Park CLO Ltd.
3.31% (3 Month LIBOR USD + 1.01%), 04/15/2031(2)(3)	23,000,000	22,785,916
Greywolf CLO VI Ltd.
3.30% (3 Month LIBOR USD + 1.03%), 04/26/2031(2)(3)	14,000,000	13,869,450
GSAMP Trust 2005-WMC2
2.64% (1 Month LIBOR USD + 0.62%, 0.31% Floor), 11/25/2035(2)	1,337,114	1,340,416
GSAMP Trust 2006-HE7
2.25% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 10/25/2046(2)	1,163,556	1,160,044
Headlands Residential 2018-RPL1 LLC
4.25%, 06/25/2023(1)(3)	8,245,000	8,293,216
HERO Funding 2017-3
3.95%, 09/20/2048(3)	3,497,622	3,658,266
HERO Funding II 2016-3B
5.24%, 09/20/2042(3)	745,787	759,557
HERO Funding Trust 2016-2
3.75%, 09/20/2041(3)	1,979,072	2,046,518
HERO Funding Trust 2016-3
3.08%, 09/20/2042(3)	863,076	877,061
HERO Funding Trust 2016-4A
3.57%, 09/20/2047(3)	2,679,296	2,755,841
HERO Funding Trust 2017-1A
4.46%, 09/20/2047(3)	4,652,931	4,902,054
HERO Funding Trust 2017-2
3.28%, 09/20/2048(3)	4,413,560	4,452,184
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(3)	1,385,994	1,389,526
Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-A
2.22% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 03/25/2036(2)	32,626	32,239
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021	3,549,206	3,550,804
Hyundai Auto Receivables Trust 2019-A
2.66%, 06/15/2023	3,452,000	3,493,238

Imc Home Equity Loan Trust 1997-5
6.88%, 11/20/2028	50	50
JP Morgan Mortgage Acquisition Trust 2006-CH1
2.15% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 07/25/2036(2)	739,463	738,513
Kabbage Funding LLC
3.83%, 03/15/2024(3)	10,490,000	10,604,587
KGS-Alpha SBA COOF Trust
0.61%, 05/25/2039(3)(4)	2,462,318	38,550
KGS-Alpha SBA COOF Trust 2012-2
1.06%, 08/25/2038(3)(4)	3,131,337	73,208
KGS-Alpha SBA COOF Trust 2014-2
2.93%, 04/25/2040(3)(4)	919,916	74,987
KKR CLO 11 Ltd.
3.48% (3 Month LIBOR USD + 1.18%), 01/15/2031(2)(3)	6,250,000	6,235,756
KVK CLO 2018-1 Ltd.
3.07% (3 Month LIBOR USD + 0.93%), 05/20/2029(2)(3)	25,000,000	24,887,500
Laurel Road Prime Student Loan Trust 2017-C
2.81%, 11/25/2042(3)	5,498,141	5,566,500
Laurel Road Prime Student Loan Trust 2018-B
3.54%, 05/26/2043(3)	10,200,000	10,569,096
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(1)(3)	4,449,209	4,480,923
Lendmark Funding Trust 2018-1
5.03%, 12/21/2026(3)	1,900,000	1,951,927
Long Beach Mortgage Loan Trust 2004-1
2.77% (1 Month LIBOR USD + 0.75%, 0.50% Floor), 02/25/2034(2)	689,354	686,674
Long Beach Mortgage Loan Trust 2004-3
2.87% (1 Month LIBOR USD + 0.86%, 0.57% Floor), 07/25/2034(2)	38,883	38,607
LV Tower 52 Issuer 2013-1
5.75%, 02/15/2023(3)(13)	3,422,472	3,454,952
7.75%, 02/15/2023(3)(13)	1,297,590	1,309,905
Magnetite XVI Ltd.
3.10% (3 Month LIBOR USD + 0.80%), 01/18/2028(2)(3)	12,000,000	11,993,892
Man GLG US CLO 2018-2 Ltd.
3.54% (3 Month LIBOR USD + 1.24%, 1.24% Floor), 10/15/2028(2)(3)	8,000,000	8,010,264

Mariner Finance Issuance Trust 2019-A
3.51%, 07/20/2032(3)	5,235,000	5,276,474
Marlette Funding Trust 2018-1
2.61%, 03/15/2028(3)	289,867	289,915
Marlette Funding Trust 2018-2
3.06%, 07/17/2028(3)	1,260,857	1,262,001
MASTR Asset Backed Securities Trust 2006-NC1
2.62% (1 Month LIBOR USD + 0.60%, 0.30% Floor), 01/25/2036(2)	1,136,976	1,138,826
MidOcean Credit CLO III
3.40% (3 Month LIBOR USD + 1.12%, 1.12% Floor), 04/21/2031(2)(3)	15,400,000	15,249,111
MidOcean Credit CLO IX
3.43% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/20/2031(2)(3)	4,000,000	3,965,212
MidOcean Credit CLO VIII
3.29% (3 Month LIBOR USD + 1.15%), 02/20/2031(2)(3)	18,000,000	17,854,128
Mid-State Capital Corp. 2006-1 Trust
6.08%, 10/15/2040(3)	700,256	780,390
Mid-State Capital Trust 2010-1
3.50%, 12/15/2045(3)	206,639	211,710
5.25%, 12/15/2045(3)	371,838	388,144
MMAF Equipment Finance LLC 2019-B
2.29%, 11/12/2041(3)	7,200,000	7,198,148
Mountain View CLO 2015-9 Ltd.
3.42% (3 Month LIBOR USD + 1.12%), 07/15/2031(2)(3)	20,000,000	19,799,700
MRA ISSUANCE TR 2019-3 REGD
0.00%	3,900,000	3,900,000
Navient Private Education Refi Loan Trust 2018-A
3.19%, 02/18/2042(3)	15,200,000	15,502,823
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(3)	5,700,000	5,886,379
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(3)	6,600,000	6,779,051
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(3)	6,200,000	6,566,104

New Century Home Equity Loan Trust Series 2003-5
5.05%, 11/25/2033(1)	169,248	173,769
New Residential Mortgage Loan Trust 2018-1
4.00%, 12/25/2057(3)(4)	8,806,045	9,133,270
Nissan Auto Receivables 2019-A Owner Trust
2.82%, 01/18/2022	9,000,000	9,036,308
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-FM1
2.25% (1 Month LIBOR USD + 0.23%, 0.23% Floor), 11/25/2035(2)	8,827,130	8,779,129
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057(1)(3)	786,214	785,633
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057(1)(3)	207,134	207,123
Oakwood Mortgage Investors, Inc.
6.45%, 11/15/2017	1,652	1,680
OCP CLO 2017-13 Ltd.
3.56% (3 Month LIBOR USD + 1.26%), 07/15/2030(2)(3)	4,250,000	4,254,586
OL SP 2018-B LLC
4.16%, 02/09/2030	2,703,593	2,745,880
4.61%, 02/09/2030	587,738	598,920
OnDeck Asset Securitization Trust LLC
3.50%, 04/18/2022(3)	5,796,000	5,820,435
OneMain Direct Auto Receivables Trust 2017-2
2.55%, 11/14/2023(3)	17,900,000	17,917,753
2.82%, 07/15/2024(3)	4,300,000	4,312,041
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024(3)	19,400,000	19,725,008
OneMain Financial Issuance Trust 2016-1
3.66%, 02/20/2029(3)	858,755	861,726
6.00%, 02/20/2029(3)	1,900,000	1,942,931
OneMain Financial Issuance Trust 2017-1
2.83% (1 Month LIBOR USD + 0.80%), 09/14/2032(2)(3)	10,975,000	10,981,845
Onemain Financial Issuance Trust 2018-1
3.30%, 03/14/2029(3)	3,060,000	3,113,882
Oportun Funding VI LLC
3.23%, 06/08/2023(3)	1,957,000	1,956,597
3.97%, 06/08/2023(3)(4)	5,150,000	5,153,109

Oportun Funding VII LLC
3.22%, 10/10/2023(3)	1,691,000	1,694,867
Oportun Funding VIII LLC
3.61%, 03/08/2024(3)	2,978,000	3,010,885
Oportun Funding X LLC
4.10%, 10/08/2024(3)	5,900,000	6,047,852
Oportun Funding XII LLC
4.15%, 12/09/2024(3)	4,200,000	4,313,045
Option One Mortgage Loan Trust 2004-3
2.92% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 11/25/2034(2)	1,691,802	1,606,574
OZLM Funding IV Ltd.
3.53% (3 Month LIBOR USD + 1.25%), 10/22/2030(2)(3)	10,000,000	9,982,240
OZLM XI Ltd.
3.52% (3 Month LIBOR USD + 1.25%), 10/30/2030(2)(3)	5,000,000	4,992,815
OZLM XV Ltd.
3.77% (3 Month LIBOR USD + 1.49%), 01/20/2029(2)(3)	7,750,000	7,757,029
OZLM XXII Ltd.
3.37% (3 Month LIBOR USD + 1.07%), 01/17/2031(2)(3)	7,000,000	6,926,500
Palmer Square CLO 2014-1 Ltd.
3.43% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 01/17/2031(2)(3)	4,000,000	3,986,960
Palmer Square CLO 2015-2 Ltd.
3.55% (3 Month LIBOR USD + 1.27%), 07/20/2030(2)(3)	13,925,000	13,934,469
Palmer Square CLO 2018-2 Ltd.
3.42% (3 Month LIBOR USD + 1.10%), 07/16/2031(2)(3)	20,000,000	19,875,180
Park Avenue Funding Trust 2019-2
3.64% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 11/27/2020(2)(3)	9,160,000	9,159,905
Park Avenue Institutional Advisers CLO Ltd. 2018-1
3.56% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 10/20/2031(2)(3)	21,500,000	21,462,375
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH
2.86% (1 Month LIBOR USD + 0.84%, 0.56% Floor), 01/25/2036(2)	981,235	982,036
Pretium Mortgage Credit Partners I 2018-NPL4 LLC
4.83%, 09/25/2058(1)(3)	3,797,880	3,818,634

Progress Residential 2015-SFR3 Trust
3.07%, 11/12/2032(3)	5,188,367	5,176,830
4.67%, 11/12/2032(3)	295,000	295,092
5.66%, 11/12/2032(3)	1,000,000	1,001,668
Progress Residential 2017-SFR1 Trust
3.02%, 08/17/2034(3)	2,000,000	2,006,808
Progress Residential 2018-SFR2 Trust
4.34%, 08/17/2035(3)	2,390,000	2,462,677
4.66%, 08/17/2035(3)	3,853,000	3,972,030
PRPM 2017-2 LLC
3.47%, 09/25/2022(1)(3)	1,836,841	1,839,734
Purchasing Power Funding 2018-A LLC
3.34%, 08/15/2022(3)	10,875,000	10,892,697
RAMP Series 2005-RS1 Trust
4.71%, 11/25/2034	1,013	1,017
RASC Series 2005-KS6 Trust
2.95% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035(2)	58,432	58,467
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023(1)(3)	6,458,750	6,474,152
Regional Management Issuance Trust 2018-1
4.28%, 07/15/2027(3)	3,100,000	3,137,414
Renaissance Home Equity Loan Trust
5.61%, 04/25/2037(1)	299,422	132,614
Renew 2017-1
3.67%, 09/20/2052(3)	1,887,589	1,958,561
Rice Park Financing Trust 2016-A
4.63%, 10/31/2041(3)	3,309,976	3,342,581
Santander Drive Auto Receivables Trust 2015-5
4.67%, 02/15/2023(3)	9,500,000	9,553,933
Santander Drive Auto Receivables Trust 2017-1
2.58%, 05/16/2022	2,872,594	2,875,376
3.17%, 04/17/2023	5,074,000	5,117,866
Santander Drive Auto Receivables Trust 2017-2
2.79%, 08/15/2022	11,077,032	11,095,980
3.49%, 07/17/2023	1,633,000	1,652,539

Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	4,800,000	4,849,891
Santander Drive Auto Receivables Trust 2018-5
3.81%, 12/16/2024	8,470,000	8,625,311
Santander Drive Auto Receivables Trust 2019-1
3.21%, 09/15/2023	5,212,000	5,272,343
Santander Drive Auto Receivables Trust 2019-3
2.49%, 10/15/2025	5,800,000	5,819,725
Santander Retail Auto Lease Trust 2018-A
2.93%, 05/20/2021(3)	4,433,000	4,450,985
SART 2017-1
4.75%, 07/15/2024(13)	9,489,531	9,699,534
SART 2018-1
4.76%, 06/15/2025(13)	10,800,307	11,035,538
Securitized Asset Backed Receivables LLC Trust 2006-CB1
3.31%, 01/25/2036(1)	60,648	54,102
Silvermore CLO Ltd.
3.33% (3 Month LIBOR USD + 1.17%), 05/15/2026(2)(3)	4,979,042	4,982,557
SoFi Consumer Loan Program 2016-2 LLC
3.09%, 10/27/2025(3)	275,701	276,414
Sofi Consumer Loan Program 2018-1 Trust
3.14%, 02/25/2027(3)	9,150,000	9,203,366
SoFi Consumer Loan Program 2019-3 Trust
2.90%, 05/25/2028(3)	5,219,629	5,256,702
SoFi Professional Loan Program 2017-F LLC
2.84%, 01/25/2041(3)	18,200,000	18,461,670
Sofi Professional Loan Program 2018-B Trust
2.64%, 08/25/2047(3)	4,742,257	4,753,624
3.34%, 08/25/2047(3)	6,200,000	6,387,272
Sofi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(3)	7,800,000	7,804,940
Sound Point CLO II Ltd.
3.34% (3 Month LIBOR USD + 1.07%, 1.07% Floor), 01/26/2031(2)(3)	9,000,000	8,921,817

Sound Point CLO XVI Ltd.
3.56% (3 Month LIBOR USD + 1.28%), 07/25/2030(2)(3)	7,750,000	7,765,167
Specialty Underwriting & Residential Finance Trust Series 2004-BC4
2.69% (1 Month LIBOR USD + 0.67%, 0.34% Floor), 10/25/2035(2)	145,349	145,099
Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(3)	9,900,000	9,923,216
Structured Asset Securities Corp. Mortgage Loan Trust 2005-7XS
5.44%, 04/25/2035(1)	1,674	1,717
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2004-6XS
6.03%, 03/25/2034(1)	100,578	102,867
6.05%, 03/25/2034(1)	80,436	82,266
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1
3.45%, 02/25/2032	27,377	26,598
3.45%, 02/25/2032	61,944	60,306
Synchrony Card Funding LLC
2.95%, 03/15/2025	12,384,000	12,648,938
Synchrony Card Issuance Trust
3.38%, 09/15/2024	5,500,000	5,641,340
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(3)(4)	6,163,598	6,210,339
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(3)(4)	5,327,828	5,378,447
Towd Point Mortgage Trust 2018-1
3.00%, 01/25/2058(3)(4)	7,584,916	7,680,131
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(3)(4)	8,823,572	9,254,019
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031(3)	17,000,000	17,376,358
Trafigura Securitisation Finance Plc 2018-1
3.73%, 03/15/2022(3)	12,666,667	12,927,622
Tricolor Auto Securitization Trust 2018-1
5.05%, 12/15/2020(3)	2,176,137	2,193,252
Trinitas CLO IV Ltd.
3.48% (3 Month LIBOR USD + 1.18%), 10/18/2031(2)(3)	7,500,000	7,481,355

Upgrade Receivables Trust 2018-1
3.76%, 11/15/2024(3)	1,135,201	1,138,840
Upstart Securitization Trust 2018-2
3.33%, 12/22/2025(3)	1,796,340	1,797,597
US Auto Funding 2018-1 LLC
5.50%, 07/15/2023(3)	4,313,430	4,412,717
USAA Auto Owner Trust 2019-1
2.14%, 11/15/2024	4,004,000	4,033,897
USASF Receivables 2017-A LLC
5.75%, 09/15/2030(3)	1,035,969	1,033,760
Venture 32 CLO Ltd.
3.40% (3 Month LIBOR USD + 1.10%, 1.10% Floor), 07/18/2031(2)(3)	6,000,000	5,947,380
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(1)(3)	6,134,533	6,153,614
Verizon Owner Trust 2017-2
1.92%, 12/20/2021(3)	4,561,506	4,557,313
Verizon Owner Trust 2017-3
2.06%, 04/20/2022(3)	5,612,000	5,610,736
Verizon Owner Trust 2019-A
2.93%, 09/20/2023	5,473,000	5,571,899
Verizon Owner Trust 2019-B
2.33%, 12/20/2023	10,525,000	10,608,110
VM DEBT 2019-1 TR
0.00%(13)	7,000,000	7,000,000
Volt 2018-FTI
3.13%, 03/29/2021(5)	967,642	963,234
Volt LXIV LLC
3.38%, 10/25/2047(1)(3)	3,591,953	3,597,441
Volt LXIX LLC
4.21%, 08/25/2048(1)(3)	2,942,795	2,950,439
Volt LXX LLC
4.11%, 09/25/2048(1)(3)	9,816,548	9,845,005
Volt LXXI LLC
3.97%, 09/25/2048(1)(3)	2,026,583	2,036,340

Volt LXXII LLC
4.21%, 10/26/2048(1)(3)	9,238,898	9,270,961
Volt LXXV LLC
4.34%, 01/25/2049(1)(3)	11,482,087	11,560,487
Voya CLO 2015-1 Ltd.
3.20% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 01/18/2029(2)(3)	6,000,000	5,990,022
VSE 2018-A Voi Mortgage LLC
3.56%, 02/20/2036(3)	2,646,275	2,735,690
Westgate Resorts 2017-1 LLC
3.05%, 12/20/2030(3)	962,295	966,170
4.05%, 12/20/2030(3)	1,712,675	1,727,745
Westlake Automobile Receivables Trust 2016-2
4.10%, 06/15/2021(3)	190,075	190,451
Westlake Automobile Receivables Trust 2016-3
2.46%, 01/18/2022(3)	222,587	222,594
Westlake Automobile Receivables Trust 2017-1
2.70%, 10/17/2022(3)	564,500	564,835
3.46%, 10/17/2022(3)	1,202,000	1,209,256
Westlake Automobile Receivables Trust 2017-2
2.59%, 12/15/2022(3)	772,000	772,553
Westlake Automobile Receivables Trust 2019-1
3.06%, 05/16/2022(3)	11,507,474	11,555,584
World Financial Network Credit Card Master Trust
3.14%, 12/15/2025	5,660,000	5,785,345
World Omni Auto Receivables Trust 2018-D
3.33%, 04/15/2024	15,916,000	16,303,698
World Omni Auto Receivables Trust 2019-B
2.59%, 07/15/2024	6,018,000	6,103,203
Zais CLO 7 Ltd.
3.59% (3 Month LIBOR USD + 1.29%), 04/15/2030(2)(3)	9,600,000	9,553,690
Zais CLO 8 Ltd.
3.25% (3 Month LIBOR USD + 0.95%), 04/15/2029(2)(3)	40,000,000	39,710,040

Total Asset-Backed Obligations (Cost: $1,833,397,342)		1,850,432,725

Corporate Bonds – 30.15%
Basic Materials – 1.12%
Air Liquide Finance SA
2.25%, 09/27/2023(3)	$550,000	$551,235
Albemarle Corp.
5.45%, 12/01/2044	600,000	681,372
Anglo American Capital Plc
3.63%, 09/11/2024(3)	630,000	649,468
4.00%, 09/11/2027(3)	1,020,000	1,054,829
ArcelorMittal
6.25%, 02/25/2022	6,500,000	7,031,310
Barrick Gold Corp.
6.45%, 10/15/2035	203,000	262,247
Barrick North America Finance LLC
5.75%, 05/01/2043	4,480,000	5,888,133
BHP Billiton Finance USA Ltd.
6.25% (5 Year Swap Rate USD + 4.97%), 10/19/2075(2)(3)	985,000	1,020,460
CF Industries, Inc.
5.38%, 03/15/2044	2,040,000	2,054,336
CNAC HK Finbridge Co. Ltd.
4.13%, 03/14/2021	4,255,000	4,325,151
Dow Chemical Co.
4.13%, 11/15/2021	470,000	487,079
4.55%, 11/30/2025(3)	6,660,000	7,316,817
5.55%, 11/30/2048(3)	3,005,000	3,648,462
DuPont de Nemours, Inc.
4.49%, 11/15/2025	1,600,000	1,767,383
5.32%, 11/15/2038	3,865,000	4,718,284
5.42%, 11/15/2048	1,200,000	1,523,509
Eastman Chemical Co.
4.50%, 01/15/2021	352,000	359,236
4.65%, 10/15/2044	2,575,000	2,798,539
Ecolab, Inc.
3.25%, 01/14/2023	452,000	468,247
FMC Corp.
3.95%, 02/01/2022	1,725,000	1,776,826

Freeport-McMoRan, Inc.
3.55%, 03/01/2022	4,971,000	4,983,427
Georgia-Pacific LLC
3.73%, 07/15/2023(3)	5,380,000	5,651,516
Glencore Finance Canada Ltd.
4.25%, 10/25/2022(3)	5,000,000	5,215,500
Glencore Funding LLC
4.13%, 05/30/2023(3)	54,000	56,597
4.63%, 04/29/2024(3)	1,500,000	1,602,765
4.00%, 03/27/2027(3)	6,300,000	6,476,862
3.88%, 10/27/2027(3)	875,000	890,838
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(3)	3,414,000	3,583,196
5.71%, 11/15/2023(3)	3,478,000	3,825,800
6.76%, 11/15/2048(3)	1,140,000	1,477,215
International Flavors & Fragrances, Inc.
4.45%, 09/26/2028	720,000	795,470
5.00%, 09/26/2048	782,000	893,007
International Paper Co.
3.00%, 02/15/2027	714,000	726,628
5.00%, 09/15/2035	200,000	232,694
8.70%, 06/15/2038	350,000	515,624
7.30%, 11/15/2039	500,000	677,568
6.00%, 11/15/2041	3,150,000	3,846,195
LYB International Finance BV
4.88%, 03/15/2044	610,000	666,827
LYB International Finance III LLC
4.20%, 10/15/2049	3,765,000	3,727,135
LyondellBasell Industries NV
6.00%, 11/15/2021	2,628,000	2,808,327
5.75%, 04/15/2024	2,550,000	2,879,390
Minera Mexico SA de CV
4.50%, 01/26/2050(3)	2,693,000	2,652,605

Mosaic Co.
4.25%, 11/15/2023	8,533,000	9,042,244
5.45%, 11/15/2033	814,000	921,945
4.88%, 11/15/2041	52,000	51,391
5.63%, 11/15/2043	4,055,000	4,497,733
Newmont Goldcorp Corp.
3.63%, 06/09/2021	1,810,000	1,843,745
2.80%, 10/01/2029	1,130,000	1,115,274
Nucor Corp.
6.40%, 12/01/2037	800,000	1,102,191
Nutrien Ltd.
3.15%, 10/01/2022	875,000	891,814
4.20%, 04/01/2029	420,000	462,472
4.13%, 03/15/2035	1,960,000	2,045,320
6.13%, 01/15/2041	2,850,000	3,544,412
5.25%, 01/15/2045	1,900,000	2,247,016
5.00%, 04/01/2049	600,000	699,565
Orbia Advance Corp. SAB de CV
4.88%, 09/19/2022(3)	3,425,000	3,587,722
Rio Tinto Alcan, Inc.
5.75%, 06/01/2035	54,000	70,583
Samarco Mineracao SA
5.75%, 10/24/2023(3)(6)	537,000	402,428
SASOL Financing USA LLC
5.88%, 03/27/2024	3,249,000	3,510,238
6.50%, 09/27/2028	1,555,000	1,719,061
Sherwin-Williams Co.
3.13%, 06/01/2024	401,000	414,246
Solvay Finance America LLC
4.45%, 12/03/2025(3)	7,000,000	7,523,474
Southern Copper Corp.
5.25%, 11/08/2042	1,000,000	1,129,559
Syngenta Finance NV
4.44%, 04/24/2023(3)	2,358,000	2,464,338
4.89%, 04/24/2025(3)	7,960,000	8,431,058
5.68%, 04/24/2048(3)	791,000	817,706

Union Carbide Corp.
7.50%, 06/01/2025	624,000	751,341
7.75%, 10/01/2096	681,000	910,734
Vale Overseas Ltd.
4.38%, 01/11/2022	1,968,000	2,031,960
6.25%, 08/10/2026	5,000,000	5,762,500
8.25%, 01/17/2034	984,000	1,344,390
6.88%, 11/21/2036	167,000	211,589
6.88%, 11/10/2039	2,107,000	2,683,812

		174,799,970

Communications – 2.13%
Amazon.com, Inc.
4.80%, 12/05/2034	854,000	1,067,334
3.88%, 08/22/2037	1,700,000	1,953,246
America Movil SAB de CV
3.13%, 07/16/2022	374,000	382,669
3.63%, 04/22/2029	1,935,000	2,056,944
4.38%, 04/22/2049	1,214,000	1,400,762
AT&T, Inc.
2.45%, 06/30/2020	4,649,000	4,660,017
3.20%, 03/01/2022	11,089,000	11,359,796
3.90%, 03/11/2024	3,750,000	3,976,817
3.55%, 06/01/2024	2,300,000	2,405,576
3.95%, 01/15/2025	811,000	866,245
3.40%, 05/15/2025	10,957,000	11,441,010
3.60%, 07/15/2025	7,809,000	8,223,379
4.13%, 02/17/2026	3,541,000	3,824,514
2.95%, 07/15/2026	2,000,000	2,028,621
3.80%, 02/15/2027	2,850,000	3,019,922
4.30%, 02/15/2030	1,702,000	1,873,142
4.50%, 05/15/2035	6,175,000	6,778,205
5.25%, 03/01/2037	7,667,000	9,027,394

4.90%, 08/15/2037	4,694,000	5,333,456
4.85%, 03/01/2039	15,360,000	17,410,727
6.00%, 08/15/2040	2,106,000	2,623,066
5.35%, 09/01/2040	1,543,000	1,808,880
6.38%, 03/01/2041	8,157,000	10,510,131
5.38%, 10/15/2041	181,000	212,159
5.15%, 03/15/2042	40,000	46,009
4.30%, 12/15/2042	444,000	463,599
4.65%, 06/01/2044	2,145,000	2,314,696
4.80%, 06/15/2044	915,000	1,014,731
4.35%, 06/15/2045	511,000	539,099
5.15%, 11/15/2046	5,722,000	6,637,569
4.50%, 03/09/2048	836,000	898,671
Booking Holdings, Inc.
2.75%, 03/15/2023	857,000	877,728
3.55%, 03/15/2028	1,500,000	1,608,269
British Telecommunications Plc
9.63%, 12/15/2030	101,000	154,026
CBS Corp.
3.70%, 08/15/2024	848,000	887,104
4.00%, 01/15/2026	1,000,000	1,066,091
3.70%, 06/01/2028	870,000	906,992
4.90%, 08/15/2044	315,000	354,091
Centel Capital Corp.
9.00%, 10/15/2019	464,000	465,160
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	11,061,000	12,155,794
5.38%, 04/01/2038	835,000	934,729
5.38%, 05/01/2047	4,610,000	5,016,565
6.83%, 10/23/2055	1,745,000	2,206,222
Cisco Systems, Inc.
2.95%, 02/28/2026	467,000	492,371
Comcast Cable Holdings LLC
10.13%, 04/15/2022	186,000	219,393

Comcast Corp.
3.60%, 03/01/2024	542,000	574,973
3.95%, 10/15/2025	1,614,000	1,757,320
3.15%, 03/01/2026	1,716,000	1,797,349
3.15%, 02/15/2028	1,500,000	1,563,876
3.55%, 05/01/2028	886,000	952,084
4.25%, 01/15/2033	3,795,000	4,369,806
4.20%, 08/15/2034	555,000	635,370
6.50%, 11/15/2035	2,370,000	3,319,985
3.90%, 03/01/2038	455,000	503,692
4.60%, 10/15/2038	3,293,000	3,945,887
3.97%, 11/01/2047	154,000	169,986
4.70%, 10/15/2048	7,683,000	9,416,356
4.00%, 11/01/2049	638,000	709,085
4.05%, 11/01/2052	300,000	333,840
4.95%, 10/15/2058	4,495,000	5,766,926
Cox Communications, Inc.
3.25%, 12/15/2022(3)	348,000	356,955
3.85%, 02/01/2025(3)	1,250,000	1,321,272
3.35%, 09/15/2026(3)	369,000	381,200
4.80%, 02/01/2035(3)	7,150,000	7,776,958
8.38%, 03/01/2039(3)	1,500,000	2,221,439
4.60%, 08/15/2047(3)	588,000	645,723
Crown Castle Towers LLC
3.22%, 05/15/2022(3)	589,000	595,046
3.66%, 05/15/2025(3)	955,000	999,911
Deutsche Telekom International Finance BV
2.23%, 01/17/2020(3)	4,602,000	4,601,281
3.60%, 01/19/2027(3)	508,000	536,506
8.75%, 06/15/2030	49,000	72,365
4.88%, 03/06/2042(3)	240,000	280,501
Discovery Communications LLC
4.38%, 06/15/2021	752,000	777,517
3.95%, 03/20/2028	631,000	657,562
6.35%, 06/01/2040	1,161,000	1,419,521

Expedia Group, Inc.
3.25%, 02/15/2030(3)	5,816,000	5,800,947
Fox Corp.
4.71%, 01/25/2029(3)	1,040,000	1,187,108
Grupo Televisa SAB
6.13%, 01/31/2046	382,000	465,761
NBCUniversal Media LLC
5.95%, 04/01/2041	527,000	727,449
4.45%, 01/15/2043	15,000	17,452
Qwest Corp.
6.75%, 12/01/2021	3,866,000	4,178,218
Rogers Communications, Inc.
4.35%, 05/01/2049	1,335,000	1,536,317
Sky Ltd.
3.75%, 09/16/2024(3)	287,000	307,153
TCI Communications, Inc.
7.13%, 02/15/2028	138,000	182,412
Telecom Italia Capital SA
7.20%, 07/18/2036	1,644,000	1,915,276
Telefonica Emisiones SA
5.13%, 04/27/2020	500,000	507,999
5.46%, 02/16/2021	233,000	243,218
4.10%, 03/08/2027	5,417,000	5,913,747
4.67%, 03/06/2038	1,175,000	1,292,962
4.90%, 03/06/2048	1,075,000	1,201,810
Tencent Holdings Ltd.
2.88%, 02/11/2020(3)	4,517,000	4,524,207
Time Warner Cable LLC
6.55%, 05/01/2037	375,000	450,393
7.30%, 07/01/2038	1,418,000	1,808,654
6.75%, 06/15/2039	539,000	657,555
5.88%, 11/15/2040	475,000	531,498
5.50%, 09/01/2041	6,815,000	7,344,605

Time Warner Entertainment Co. LP
8.38%, 07/15/2033	529,000	731,908
TWDC Enterprises 18 Corp.
3.00%, 07/30/2046	160,000	162,024
Verizon Communications, Inc.
4.13%, 03/16/2027	2,800,000	3,090,319
3.88%, 02/08/2029	765,000	840,155
4.02%, 12/03/2029	712,000	791,603
4.50%, 08/10/2033	7,079,000	8,237,611
4.40%, 11/01/2034	4,843,000	5,520,504
4.27%, 01/15/2036	6,470,000	7,286,810
5.25%, 03/16/2037	731,000	908,541
4.81%, 03/15/2039	7,941,000	9,522,812
4.86%, 08/21/2046	10,285,000	12,575,616
4.52%, 09/15/2048	3,499,000	4,131,931
4.67%, 03/15/2055	975,000	1,168,985
Viacom, Inc.
6.88%, 04/30/2036	750,000	962,829
4.38%, 03/15/2043	2,073,000	2,136,027
Vodafone Group Plc
4.13%, 05/30/2025	945,000	1,022,033
6.15%, 02/27/2037	4,600,000	5,836,588
5.25%, 05/30/2048	938,000	1,087,368
4.88%, 06/19/2049	6,666,000	7,427,159
4.25%, 09/17/2050	1,244,000	1,268,010
Walt Disney Co.
8.88%, 04/26/2023(3)	108,000	132,096
9.50%, 07/15/2024(3)	175,000	230,637
3.70%, 10/15/2025(3)	380,000	409,515
7.63%, 11/30/2028(3)	310,000	436,157
6.20%, 12/15/2034(3)	150,000	213,456
6.40%, 12/15/2035(3)	1,703,000	2,456,247
6.65%, 11/15/2037(3)	310,000	467,280

		331,812,175

Consumer, Cyclical – 1.51%
Air Canada 2013-1 Class A Pass Through Trust
4.13%, 05/15/2025(3)	1,676,749	1,775,845
Air Canada 2015-1 Class A Pass Through Trust
3.60%, 03/15/2027(3)	733,947	767,562
Air Canada 2015-2 Class AA Pass Through Trust
3.75%, 12/15/2027(3)	1,218,852	1,289,668
Air Canada 2017-1 Class A Pass Through Trust
3.55%, 01/15/2030(3)	2,801,806	2,856,527
Air Canada 2017-1 Class AA Pass Through Trust
3.30%, 01/15/2030(3)	1,599,677	1,649,867
American Airlines 2011-1 Class A Pass Through Trust
5.25%, 01/31/2021	62,317	64,137
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	873,552	919,938
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 01/15/2023	2,554,558	2,677,687
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	375,960	394,307
American Airlines 2015-1 Class A Pass Through Trust
3.38%, 05/01/2027	3,399,780	3,512,653
American Airlines 2015-2 Class AA Pass Through Trust
3.60%, 09/22/2027	592,304	621,031
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	213,988	222,997
American Airlines 2016-2 Class AA Pass Through Trust
3.20%, 06/15/2028	1,333,040	1,367,832
American Airlines 2016-3 Class AA Pass Through Trust
3.00%, 10/15/2028	2,500,775	2,546,925
American Airlines 2017-1 Class AA Pass Through Trust
3.65%, 02/15/2029	2,039,034	2,166,885
American Airlines 2019-1 Class A Pass Through Trust
3.50%, 02/15/2032	3,960,000	4,112,700
American Honda Finance Corp.
2.90%, 02/16/2024	300,000	308,702
2.30%, 09/09/2026	185,000	184,171

BMW US Capital LLC
2.75% (3 Month LIBOR USD + 0.41%), 04/12/2021(2)(3)	1,675,000	1,676,151
3.10%, 04/12/2021(3)	2,230,000	2,264,894
2.25%, 09/15/2023(3)	894,000	894,561
British Airways 2018-1 Class A Pass Through Trust
4.13%, 09/20/2031(3)	2,599,733	2,736,999
British Airways 2018-1 Class AA Pass Through Trust
3.80%, 09/20/2031(3)	1,230,789	1,301,190
British Airways 2019-1 Class AA Pass Through Trust
3.30%, 12/15/2032(3)	1,565,000	1,631,541
CK Hutchison International 19 Ltd.
3.63%, 04/11/2029(3)	1,615,000	1,715,142
Continental Airlines 1999-2 Class A-1 Pass Through Trust
7.26%, 03/15/2020	2,688	2,742
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	5,031,379	5,309,614
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 04/11/2024	1,162,734	1,224,475
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024	4,808,749	5,061,690
Daimler Finance North America LLC
2.25%, 03/02/2020(3)	3,575,000	3,575,848
3.10%, 05/04/2020(3)	2,350,000	2,363,587
2.88%, 03/10/2021(3)	700,000	705,710
3.35%, 02/22/2023(3)	1,000,000	1,026,924
8.50%, 01/18/2031	155,000	231,202
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022	3,580,234	3,929,665
Delta Air Lines 2012-1 Class A Pass Through Trust
4.75%, 05/07/2020	155,285	157,195
Delta Air Lines, Inc.
2.88%, 03/13/2020	8,200,000	8,217,537

Dollar General Corp.
4.13%, 05/01/2028	835,000	913,244
Ford Motor Co.
5.29%, 12/08/2046	280,000	259,247
Ford Motor Credit Co. LLC
2.60%, 11/04/2019	1,000,000	999,955
3.16%, 08/04/2020	1,000,000	1,002,477
3.34%, 03/18/2021	4,321,000	4,341,059
5.88%, 08/02/2021	4,100,000	4,294,396
3.81%, 10/12/2021	6,200,000	6,283,519
3.34%, 03/28/2022	3,000,000	3,003,844
4.25%, 09/20/2022	3,800,000	3,890,738
3.35%, 11/01/2022	620,000	620,670
4.54%, 08/01/2026	2,947,000	2,945,569
General Motors Co.
4.00%, 04/01/2025	1,765,000	1,814,917
6.60%, 04/01/2036	685,000	785,061
5.15%, 04/01/2038	500,000	504,902
6.25%, 10/02/2043	2,509,000	2,741,357
General Motors Financial Co., Inc.
2.65%, 04/13/2020	1,300,000	1,301,717
2.45%, 11/06/2020	9,005,000	9,000,450
3.16% (3 Month LIBOR USD + 0.85%), 04/09/2021(2)	3,590,000	3,587,767
3.55%, 04/09/2021	2,725,000	2,764,607
4.38%, 09/25/2021	5,000,000	5,165,516
3.45%, 01/14/2022	6,500,000	6,625,597
3.45%, 04/10/2022	6,502,000	6,611,223
3.70%, 05/09/2023	5,249,000	5,372,602
3.95%, 04/13/2024	7,785,000	8,011,159
3.50%, 11/07/2024	1,230,000	1,245,314
4.00%, 01/15/2025	1,140,000	1,171,678
4.35%, 04/09/2025	1,355,000	1,412,929
4.30%, 07/13/2025	580,000	603,509
Home Depot, Inc.
4.20%, 04/01/2043	655,000	769,730
4.40%, 03/15/2045	268,000	323,409

Hyundai Capital America
2.75%, 09/18/2020(3)	4,000,000	4,007,767
3.45%, 03/12/2021(3)	4,170,000	4,222,330
3.10%, 04/05/2022(3)	2,500,000	2,521,089
3.40%, 06/20/2024(3)	1,500,000	1,527,315
Hyundai Capital Services, Inc.
3.00%, 03/06/2022(3)	3,725,000	3,756,243
Lowe’s Cos, Inc.
3.65%, 04/05/2029	1,701,000	1,819,190
4.65%, 04/15/2042	449,000	504,590
4.55%, 04/05/2049	4,299,000	4,966,207
Magna International, Inc.
3.63%, 06/15/2024	1,658,000	1,743,431
McDonald’s Corp.
4.70%, 12/09/2035	216,000	256,752
6.30%, 10/15/2037	679,000	936,781
4.45%, 03/01/2047	360,000	413,637
Nissan Motor Acceptance Corp.
1.90%, 09/14/2021(3)	314,000	310,295
Nordstrom, Inc.
4.00%, 10/15/2021	398,000	408,956
O’Reilly Automotive, Inc.
3.55%, 03/15/2026	500,000	527,261
3.60%, 09/01/2027	802,000	853,670
Spirit Airlines Pass Through Trust 2017-1AA
3.38%, 02/15/2030	905,866	944,303
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/2025	602,118	650,365
United Airlines 2014-1 Class A Pass Through Trust
4.00%, 04/11/2026	873,975	927,637
United Airlines 2016-1 Class A Pass Through Trust
3.45%, 07/07/2028	788,923	817,370

United Airlines 2016-1 Class AA Pass Through Trust
3.10%, 07/07/2028	7,146,791	7,318,195
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026	428,792	435,703
United Airlines 2016-2 Class AA Pass Through Trust
2.88%, 10/07/2028	1,657,273	1,673,845
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030	1,297,832	1,347,794
United Airlines 2018-1 Class AA Pass Through Trust
3.50%, 03/01/2030	2,421,342	2,533,559
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026	539,354	562,216
United Airlines 2019-1 Class A Pass Through Trust
4.55%, 08/25/2031	2,300,000	2,549,558
United Airlines 2019-1 Class AA Pass Through Trust
4.15%, 08/25/2031	2,635,000	2,876,771
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032	2,904,000	2,898,018
US Airways 2012-1 Class A Pass Through Trust
5.90%, 10/01/2024	402,732	448,321
Volkswagen Group of America Finance LLC
3.88%, 11/13/2020(3)	3,795,000	3,856,761
4.00%, 11/12/2021(3)	5,045,000	5,213,806
Walgreen Co.
4.40%, 09/15/2042	400,000	403,516
Walgreens Boots Alliance, Inc.
4.50%, 11/18/2034	6,402,000	6,808,647
Walmart, Inc.
3.30%, 04/22/2024	3,820,000	4,035,449
WW Grainger, Inc.
4.60%, 06/15/2045	973,000	1,142,824

		236,054,435

Consumer, Non-cyclical – 3.85%
Abbott Laboratories
2.90%, 11/30/2021	19,294,000	19,642,046
3.88%, 09/15/2025	748,000	813,555
4.75%, 11/30/2036	5,000,000	6,144,990
4.90%, 11/30/2046	1,755,000	2,264,310
AbbVie, Inc.
2.85%, 05/14/2023	4,900,000	4,985,073
3.60%, 05/14/2025	12,060,000	12,540,749
4.40%, 11/06/2042	1,700,000	1,754,340
4.70%, 05/14/2045	1,400,000	1,495,682
4.45%, 05/14/2046	425,000	440,499
4.88%, 11/14/2048	5,331,000	5,885,021
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/2024(3)	5,505,000	5,535,498
Aetna, Inc.
6.75%, 12/15/2037	341,000	453,333
4.50%, 05/15/2042	4,205,000	4,453,587
4.75%, 03/15/2044	1,800,000	1,962,213
Ahold Finance USA LLC
6.88%, 05/01/2029	3,280,000	4,315,376
Alcon Finance Corp.
3.80%, 09/23/2049(3)	2,700,000	2,833,492
Allergan Finance LLC
3.25%, 10/01/2022	4,000,000	4,086,640
Allergan Funding SCS
3.45%, 03/15/2022	1,238,000	1,268,827
3.85%, 06/15/2024	1,198,000	1,264,198
3.80%, 03/15/2025	3,000,000	3,141,750
4.55%, 03/15/2035	6,025,000	6,400,104
Allergan Sales LLC
5.00%, 12/15/2021(3)	3,500,000	3,676,920
Allergan, Inc.
2.80%, 03/15/2023	971,000	980,002
Altria Group, Inc.
5.95%, 02/14/2049	951,000	1,118,760

AmerisourceBergen Corp.
4.30%, 12/15/2047	1,080,000	1,103,922
Amgen, Inc.
2.70%, 05/01/2022	5,600,000	5,682,965
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	12,132,000	14,031,161
4.90%, 02/01/2046	8,323,000	9,901,022
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	455,000	519,415
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	2,345,000	2,730,768
4.38%, 04/15/2038	2,240,000	2,508,353
5.45%, 01/23/2039	1,200,000	1,518,224
4.95%, 01/15/2042	2,735,000	3,227,222
4.60%, 04/15/2048	2,949,000	3,399,452
4.44%, 10/06/2048	590,000	666,186
4.75%, 04/15/2058	1,345,000	1,566,127
Anthem, Inc.
3.13%, 05/15/2022	484,000	495,113
3.30%, 01/15/2023	271,000	279,768
3.50%, 08/15/2024	694,000	727,446
4.10%, 03/01/2028	920,000	993,868
4.63%, 05/15/2042	400,000	443,338
4.65%, 01/15/2043	391,000	432,526
5.10%, 01/15/2044	1,690,000	1,970,052
4.65%, 08/15/2044	395,000	439,716
4.38%, 12/01/2047	4,500,000	4,860,831
AstraZeneca Plc
6.45%, 09/15/2037	500,000	706,385
BAT Capital Corp.
3.22%, 08/15/2024	7,145,000	7,231,361
4.39%, 08/15/2037	822,000	798,062
Baxalta, Inc.
3.60%, 06/23/2022	110,000	112,906
5.25%, 06/23/2045	50,000	64,691

Bayer US Finance II LLC
2.74% (3 Month LIBOR USD + 0.63%), 06/25/2021(2)(3)	4,135,000	4,130,249
3.50%, 06/25/2021(3)	1,650,000	1,682,991
Baylor Scott & White Holdings
4.19%, 11/15/2045	1,800,000	2,122,454
3.97%, 11/15/2046	3,700,000	4,214,786
Becton Dickinson & Co.
3.73%, 12/15/2024	1,972,000	2,086,837
Boston Scientific Corp.
3.75%, 03/01/2026	765,000	817,938
4.00%, 03/01/2029	2,545,000	2,813,665
4.55%, 03/01/2039	725,000	855,967
Bristol-Myers Squibb Co.
3.20%, 06/15/2026(3)	2,246,000	2,354,772
3.40%, 07/26/2029(3)	2,468,000	2,638,825
4.13%, 06/15/2039(3)	4,066,000	4,610,416
Bunge Ltd. Finance Corp.
3.50%, 11/24/2020	283,000	286,056
Campbell Soup Co.
3.95%, 03/15/2025	1,360,000	1,441,893
Cardinal Health, Inc.
4.63%, 12/15/2020	1,805,000	1,852,583
Cargill, Inc.
3.30%, 03/01/2022(3)	800,000	818,375
3.25%, 03/01/2023(3)	345,000	357,750
Celgene Corp.
3.25%, 02/20/2023	2,000,000	2,070,552
5.70%, 10/15/2040	302,000	395,210
4.63%, 05/15/2044	2,640,000	3,137,872
4.35%, 11/15/2047	7,950,000	9,214,969
4.55%, 02/20/2048	1,770,000	2,111,776

Cigna Corp.
3.40%, 09/17/2021	9,818,000	10,040,685
4.38%, 10/15/2028	30,325,000	33,244,326
4.90%, 12/15/2048	2,887,000	3,302,237
Cigna Holding Co.
3.25%, 04/15/2025	970,000	999,432
Coca-Cola Femsa SAB de CV
3.88%, 11/26/2023	550,000	581,241
Conagra Brands, Inc.
4.95%, 08/15/2020	40,000	40,826
9.75%, 03/01/2021	1,750,000	1,907,118
4.60%, 11/01/2025	685,000	753,402
7.00%, 10/01/2028	3,250,000	4,108,554
5.30%, 11/01/2038	1,530,000	1,782,101
5.40%, 11/01/2048	2,311,000	2,743,506
Constellation Brands, Inc.
4.40%, 11/15/2025	760,000	840,376
4.65%, 11/15/2028	4,780,000	5,442,542
5.25%, 11/15/2048	460,000	576,309
CVS Health Corp.
4.00%, 12/05/2023	6,401,000	6,764,597
4.30%, 03/25/2028	3,303,000	3,572,566
3.25%, 08/15/2029	8,499,000	8,545,526
4.88%, 07/20/2035	2,515,000	2,812,560
4.78%, 03/25/2038	4,305,000	4,745,840
5.30%, 12/05/2043	3,260,000	3,817,343
5.13%, 07/20/2045	4,430,000	5,047,964
5.05%, 03/25/2048	8,297,000	9,435,618
CVS Pass-Through Trust
7.51%, 01/10/2032(3)	876,922	1,082,799
5.77%, 01/10/2033(3)	789,718	901,831
5.93%, 01/10/2034(3)	585,729	681,419
CVS Pass-Through Trust Series 2009
8.35%, 07/10/2031(3)	885,242	1,133,958
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(3)	2,658,578	2,773,110

Diageo Investment Corp.
8.00%, 09/15/2022	516,000	600,695
DP World Plc
5.63%, 09/25/2048(3)	2,698,000	3,116,190
4.70%, 09/30/2049(3)	1,781,000	1,770,385
Eli Lilly & Co.
4.15%, 03/15/2059	400,000	471,044
ERAC USA Finance LLC
4.50%, 08/16/2021(3)	400,000	416,287
6.70%, 06/01/2034(3)	508,000	693,808
5.63%, 03/15/2042(3)	357,000	452,608
4.50%, 02/15/2045(3)	300,000	334,616
Express Scripts Holding Co.
4.75%, 11/15/2021	4,000,000	4,203,559
3.05%, 11/30/2022	9,105,000	9,302,204
4.50%, 02/25/2026	755,000	825,288
4.80%, 07/15/2046	218,000	244,196
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/2043	526,000	597,614
General Mills, Inc.
4.00%, 04/17/2025	925,000	996,816
4.20%, 04/17/2028	585,000	652,336
4.55%, 04/17/2038	3,250,000	3,719,951
Gilead Sciences, Inc.
4.60%, 09/01/2035	4,558,000	5,406,447
4.00%, 09/01/2036	313,000	350,262
Global Payments Inc.
4.15%, 08/15/2049	1,800,000	1,887,378
Grupo Bimbo SAB de CV
3.88%, 06/27/2024(3)	5,000,000	5,191,270
4.70%, 11/10/2047(3)	4,500,000	4,759,650
HCA, Inc.
5.25%, 06/15/2026	2,000,000	2,227,394
5.13%, 06/15/2039	1,315,000	1,438,123
5.25%, 06/15/2049	3,661,000	4,019,668

Highmark, Inc.
4.75%, 05/15/2021(3)	3,322,000	3,410,750
JM Smucker Co.
3.00%, 03/15/2022	4,750,000	4,822,714
Johnson & Johnson
4.38%, 12/05/2033	1,070,000	1,277,234
3.40%, 01/15/2038	1,852,000	2,003,216
Kellogg Co.
3.40%, 11/15/2027	1,200,000	1,258,479
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	4,575,000	4,840,887
3.13%, 12/15/2023	925,000	954,224
4.42%, 05/25/2025	447,000	488,225
3.43%, 06/15/2027	1,802,000	1,865,473
4.99%, 05/25/2038	646,000	751,378
4.42%, 12/15/2046	3,850,000	4,132,454
Kimberly-Clark Corp.
2.40%, 03/01/2022	140,000	141,150
Kraft Heinz Foods Co.
2.80%, 07/02/2020	3,775,000	3,781,488
3.00%, 06/01/2026	3,625,000	3,586,624
3.75%, 04/01/2030(3)	4,035,000	4,073,718
5.00%, 07/15/2035	4,415,000	4,709,828
5.00%, 06/04/2042	505,000	520,931
4.38%, 06/01/2046	5,760,000	5,468,380
Kroger Co.
5.40%, 07/15/2040	95,000	107,251
4.45%, 02/01/2047	1,010,000	1,042,557
Laboratory Corp. of America Holdings
4.63%, 11/15/2020	6,630,000	6,761,583
3.20%, 02/01/2022	1,127,000	1,149,925
Magellan Health, Inc.
4.90%, 09/22/2024	1,839,000	1,836,701

Mars, Inc.
3.95%, 04/01/2049(3)	5,320,000	6,068,544
Massachusetts Institute of Technology
4.68%, 07/01/2114	1,645,000	2,318,374
3.89%, 07/01/2116	2,906,000	3,447,251
McCormick & Co., Inc.
3.15%, 08/15/2024	299,000	309,847
3.40%, 08/15/2027	594,000	622,786
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	891,000	975,058
Medtronic, Inc.
3.50%, 03/15/2025	5,546,000	5,953,762
4.38%, 03/15/2035	662,000	797,053
Merck & Co., Inc.
3.70%, 02/10/2045	70,000	79,251
4.00%, 03/07/2049	3,797,000	4,516,649
Mondelez International Holdings Netherlands BV
2.25%, 09/19/2024(3)	10,397,000	10,358,093
Mount Sinai Hospitals Group, Inc.
3.98%, 07/01/2048	999,000	1,107,967
Mylan NV
3.95%, 06/15/2026	532,000	550,527
Mylan, Inc.
3.13%, 01/15/2023(3)	5,000,000	5,052,027
4.55%, 04/15/2028	700,000	745,669
5.20%, 04/15/2048	715,000	757,363
New York & Presbyterian Hospital
4.02%, 08/01/2045	125,000	145,537
Northwell Healthcare, Inc.
3.81%, 11/01/2049	2,475,000	2,590,437
Novartis Capital Corp.
3.00%, 11/20/2025	922,000	970,591
Orlando Health Obligated Group
4.09%, 10/01/2048	2,605,000	2,983,844

PayPal Holdings, Inc.
2.65%, 10/01/2026	2,559,000	2,570,073
PepsiCo, Inc.
4.60%, 07/17/2045	196,000	245,677
Pfizer, Inc.
5.80%, 08/12/2023	4,000,000	4,537,228
3.00%, 12/15/2026	1,125,000	1,185,588
Philip Morris International, Inc.
2.50%, 11/02/2022	1,300,000	1,313,591
President & Fellows of Harvard College
3.30%, 07/15/2056	5,599,000	6,136,488
Procter & Gamble - Esop
9.36%, 01/01/2021	52,515	55,219
Procter & Gamble Co.
2.70%, 02/02/2026	750,000	778,638
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026	1,200,000	1,207,652
Quest Diagnostics, Inc.
3.50%, 03/30/2025	4,820,000	5,033,421
3.45%, 06/01/2026	223,000	234,650
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(3)	1,200,000	1,207,440
Reynolds American, Inc.
4.45%, 06/12/2025	5,000,000	5,334,311
5.70%, 08/15/2035	1,100,000	1,228,301
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021	13,135,000	13,195,895
2.88%, 09/23/2023	668,000	681,407
3.20%, 09/23/2026	3,626,000	3,741,978
Smithfield Foods, Inc.
3.35%, 02/01/2022(3)	14,000,000	14,042,152
Sysco Corp.
3.55%, 03/15/2025	345,000	366,086
3.75%, 10/01/2025	277,000	297,391
3.25%, 07/15/2027	1,350,000	1,414,655
4.45%, 03/15/2048	200,000	234,047

Texas Health Resources
4.33%, 11/15/2055	1,000,000	1,254,866
Thermo Fisher Scientific, Inc.
3.00%, 04/15/2023	227,000	233,618
2.95%, 09/19/2026	476,000	490,376
Tyson Foods, Inc.
2.25%, 08/23/2021	3,600,000	3,604,111
4.50%, 06/15/2022	2,485,000	2,628,992
3.95%, 08/15/2024	1,100,000	1,178,163
4.88%, 08/15/2034	400,000	471,978
Unilever Capital Corp.
3.38%, 03/22/2025	800,000	847,889
UnitedHealth Group, Inc.
3.10%, 03/15/2026	550,000	573,846
4.63%, 07/15/2035	427,000	517,527
3.50%, 08/15/2039	5,483,000	5,711,004
Verisk Analytics, Inc.
4.00%, 06/15/2025	7,000,000	7,536,604
Zimmer Biomet Holdings, Inc.
3.38%, 11/30/2021	3,650,000	3,724,630
3.70%, 03/19/2023	407,000	424,092
3.55%, 04/01/2025	6,000,000	6,300,169
Zoetis, Inc.
3.00%, 09/12/2027	4,685,000	4,808,097

		599,923,006

Diversified – 0.03%
CK Hutchison International 16 Ltd.
1.88%, 10/03/2021(3)	402,000	397,621
2.75%, 10/03/2026(3)	600,000	600,231
CK Hutchison International 17 II Ltd.
2.75%, 03/29/2023(3)	500,000	504,763

CK Hutchison International 17 Ltd.
2.88%, 04/05/2022(3)	800,000	807,349
CVS Pass-Through Trust
4.70%, 01/10/2036(3)	914,677	991,794
Hutchison Whampoa International 12 II Ltd.
3.25%, 11/08/2022(3)	450,000	459,937

		3,761,695

Energy – 3.28%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047(3)	2,718,000	3,167,394
ANR Pipeline Co.
9.63%, 11/01/2021	337,000	384,676
Apache Corp.
3.25%, 04/15/2022	40,000	40,722
5.10%, 09/01/2040	600,000	598,258
4.75%, 04/15/2043	416,000	399,606
APT Pipelines Ltd.
4.20%, 03/23/2025(3)	2,100,000	2,223,952
4.25%, 07/15/2027(3)	1,098,000	1,180,830
Baker Hughes a GE Co. LLC
5.13%, 09/15/2040	600,000	687,637
Boardwalk Pipelines LP
4.80%, 05/03/2029	960,000	1,019,777
BP Capital Markets America, Inc.
3.25%, 05/06/2022	262,000	269,785
3.79%, 02/06/2024	9,145,000	9,730,681
3.22%, 04/14/2024	2,262,000	2,355,903
3.02%, 01/16/2027	1,052,000	1,087,866
BP Capital Markets Plc
3.81%, 02/10/2024	1,615,000	1,720,612
3.54%, 11/04/2024	700,000	743,289
3.51%, 03/17/2025	45,000	47,733
3.28%, 09/19/2027	1,101,000	1,159,049

Buckeye Partners LP
4.88%, 02/01/2021	704,000	714,347
3.95%, 12/01/2026	112,000	98,627
5.85%, 11/15/2043	591,000	500,650
5.60%, 10/15/2044	2,000,000	1,612,668
Cameron International Corp.
3.60%, 04/30/2022	5,900,000	5,997,230
Canadian Natural Resources Ltd.
7.20%, 01/15/2032	41,000	54,950
6.45%, 06/30/2033	1,153,000	1,487,378
5.85%, 02/01/2035	200,000	243,258
6.50%, 02/15/2037	118,000	152,710
6.75%, 02/01/2039	206,000	275,759
Cenovus Energy, Inc.
5.25%, 06/15/2037	5,270,000	5,742,248
6.75%, 11/15/2039	1,168,000	1,428,717
5.40%, 06/15/2047	2,217,000	2,497,466
Chevron Corp.
2.36%, 12/05/2022	315,000	319,296
CNOOC Finance 2013 Ltd.
3.00%, 05/09/2023	2,000,000	2,031,092
2.88%, 09/30/2029	6,325,000	6,298,739
CNOOC Finance 2015 Australia Pty Ltd.
2.63%, 05/05/2020	1,583,000	1,584,567
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	2,700,000	3,423,150
ConocoPhillips Co.
4.95%, 03/15/2026	598,000	689,529
Continental Resources, Inc./OK
4.90%, 06/01/2044	2,336,000	2,363,710
Ecopetrol SA
5.88%, 09/18/2023	395,000	439,833
4.13%, 01/16/2025	383,000	404,199
5.38%, 06/26/2026	537,000	602,836
Enable Midstream Partners LP
4.40%, 03/15/2027	900,000	903,062
4.95%, 05/15/2028	615,000	638,859

Enbridge Energy Partners LP
4.38%, 10/15/2020	6,575,000	6,712,538
7.50%, 04/15/2038	1,000,000	1,428,734
Enbridge, Inc.
3.70%, 07/15/2027	538,000	568,532
4.50%, 06/10/2044	500,000	548,526
6.25% (3 Month LIBOR USD + 3.64%), 03/01/2078(2)	950,000	1,006,891
Encana Corp.
8.13%, 09/15/2030	400,000	518,060
7.20%, 11/01/2031	500,000	636,647
7.38%, 11/01/2031	274,000	346,116
6.50%, 08/15/2034	268,000	326,736
Energy Transfer Operating LP
4.75%, 01/15/2026	497,000	538,819
7.50%, 07/01/2038	1,500,000	1,926,646
6.05%, 06/01/2041	500,000	571,598
6.50%, 02/01/2042	1,240,000	1,487,045
6.25%, 04/15/2049	3,244,000	3,938,730
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	5,000,000	5,348,695
5.00%, 10/01/2022	3,300,000	3,501,395
ENI SpA
4.25%, 05/09/2029(3)	2,825,000	3,088,937
5.70%, 10/01/2040(3)	557,000	686,389
ENI USA, Inc.
7.30%, 11/15/2027	400,000	515,677
EnLink Midstream Partners LP
4.15%, 06/01/2025	1,000,000	927,500
Enterprise Products Operating LLC
3.90%, 02/15/2024	3,400,000	3,617,014
3.75%, 02/15/2025	515,000	547,929
3.70%, 02/15/2026	304,000	323,170
5.75%, 03/01/2035	1,075,000	1,285,567

5.95%, 02/01/2041	201,000	256,446
4.85%, 08/15/2042	4,000,000	4,592,717
5.10%, 02/15/2045	2,145,000	2,526,885
4.20%, 01/31/2050	1,335,000	1,427,507
4.95%, 10/15/2054	177,000	206,035
EOG Resources, Inc.
2.63%, 03/15/2023	249,000	253,819
EQM Midstream Partners LP
4.75%, 07/15/2023	5,000,000	5,018,827
4.00%, 08/01/2024	3,500,000	3,392,632
EQT Corp.
3.90%, 10/01/2027	805,000	697,939
Equinor ASA
3.15%, 01/23/2022	237,000	243,382
2.45%, 01/17/2023	280,000	284,351
2.65%, 01/15/2024	663,000	681,021
3.25%, 11/10/2024	508,000	537,903
Exxon Mobil Corp.
3.00%, 08/16/2039	2,035,000	2,042,344
3.10%, 08/16/2049	5,544,000	5,579,563
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022(3)	1,140,000	1,239,089
4.95%, 07/19/2022(3)	610,000	645,075
Halliburton Co.
3.25%, 11/15/2021	12,079,000	12,324,209
4.85%, 11/15/2035	200,000	222,000
7.45%, 09/15/2039	521,000	742,429
7.60%, 08/15/2096(3)	258,000	367,469
Helmerich & Payne, Inc.
4.65%, 03/15/2025	4,710,000	5,090,979
Hess Corp.
7.88%, 10/01/2029	1,909,000	2,412,271
7.13%, 03/15/2033	2,898,000	3,617,691

Husky Energy, Inc.
6.80%, 09/15/2037	2,100,000	2,731,410
KazMunayGas National Co. JSC
4.75%, 04/24/2025(3)	1,590,000	1,733,765
Kinder Morgan Energy Partners LP
5.00%, 10/01/2021	4,875,000	5,098,502
3.95%, 09/01/2022	3,075,000	3,201,154
4.30%, 05/01/2024	3,700,000	3,957,316
7.30%, 08/15/2033	1,650,000	2,205,385
6.95%, 01/15/2038	2,242,000	2,928,088
7.50%, 11/15/2040	483,000	658,059
Kinder Morgan, Inc.
4.30%, 03/01/2028	2,000,000	2,173,631
7.80%, 08/01/2031	4,600,000	6,244,144
5.20%, 03/01/2048	600,000	691,380
Magellan Midstream Partners LP
4.25%, 02/01/2021	502,000	514,794
3.20%, 03/15/2025	386,000	395,256
4.20%, 12/01/2042	417,000	417,095
5.15%, 10/15/2043	441,000	520,891
4.20%, 03/15/2045	5,725,000	5,883,313
4.20%, 10/03/2047	1,050,000	1,099,134
Marathon Oil Corp.
2.80%, 11/01/2022	700,000	704,369
Marathon Petroleum Corp.
3.40%, 12/15/2020	2,544,000	2,572,027
3.63%, 09/15/2024	1,241,000	1,298,654
4.50%, 04/01/2048	3,000,000	3,136,168
MPLX LP
4.88%, 12/01/2024	3,000,000	3,293,546
5.25%, 01/15/2025(3)	5,103,000	5,386,212
4.13%, 03/01/2027	622,000	656,313
4.80%, 02/15/2029	1,393,000	1,539,293
4.50%, 04/15/2038	5,293,000	5,489,291
5.20%, 03/01/2047	1,573,000	1,738,667
5.50%, 02/15/2049	950,000	1,106,622

Newfield Exploration Co.
5.75%, 01/30/2022	1,320,000	1,409,926
5.38%, 01/01/2026	3,778,000	4,104,620
Nexen, Inc.
6.40%, 05/15/2037	4,408,000	6,184,611
Noble Energy, Inc.
3.25%, 10/15/2029	1,155,000	1,143,387
6.00%, 03/01/2041	2,153,000	2,600,704
5.25%, 11/15/2043	3,975,000	4,429,900
5.05%, 11/15/2044	3,740,000	4,082,185
Occidental Petroleum Corp.
4.85%, 03/15/2021	2,621,000	2,710,035
6.95%, 07/01/2024	127,000	149,001
5.55%, 03/15/2026	9,021,000	10,200,052
3.20%, 08/15/2026	3,000,000	3,022,187
7.15%, 05/15/2028	170,000	211,120
3.50%, 08/15/2029	3,156,000	3,204,421
7.50%, 05/01/2031	206,000	269,878
7.88%, 09/15/2031	900,000	1,215,796
6.45%, 09/15/2036	2,685,000	3,323,099
0.00%, 10/10/2036	4,000,000	1,978,666
4.30%, 08/15/2039	1,540,000	1,580,748
4.63%, 06/15/2045	158,000	163,221
4.20%, 03/15/2048	800,000	793,513
Oleoducto Central SA
4.00%, 05/07/2021(3)	225,000	228,940
ONEOK Partners LP
3.38%, 10/01/2022	151,000	154,684
5.00%, 09/15/2023	3,923,000	4,247,280
6.65%, 10/01/2036	1,050,000	1,308,327
6.20%, 09/15/2043	2,500,000	3,093,980
ONEOK, Inc.
3.40%, 09/01/2029	925,000	915,450
4.95%, 07/13/2047	1,850,000	2,006,936

Pertamina Persero PT
6.50%, 11/07/2048(3)	820,000	1,076,975
Petroleos Mexicanos
5.50%, 01/21/2021	5,220,000	5,376,652
6.88%, 08/04/2026	3,480,000	3,741,000
6.49%, 01/23/2027(3)	4,816,339	5,020,552
6.50%, 03/13/2027	4,000,000	4,164,000
5.35%, 02/12/2028	847,000	809,419
6.50%, 01/23/2029	970,000	984,502
6.84%, 01/23/2030(3)	371,621	384,330
6.63%, 06/15/2035	1,647,000	1,609,531
6.75%, 09/21/2047	10,531,000	10,107,654
6.35%, 02/12/2048	6,057,000	5,565,838
7.69%, 01/23/2050(3)	5,444,667	5,677,699
Phillips 66
4.30%, 04/01/2022	136,000	143,415
3.90%, 03/15/2028	710,000	765,557
5.88%, 05/01/2042	3,000,000	3,958,387
4.88%, 11/15/2044	70,000	83,454
Phillips 66 Partners LP
2.65%, 02/15/2020	3,650,000	3,650,027
3.61%, 02/15/2025	560,000	585,117
3.55%, 10/01/2026	190,000	195,969
3.15%, 12/15/2029	1,205,000	1,185,810
4.90%, 10/01/2046	412,000	462,955
Plains All American Pipeline LP / PAA Finance Corp.
3.60%, 11/01/2024	1,050,000	1,075,144
4.65%, 10/15/2025	19,520,000	20,884,424
3.55%, 12/15/2029	5,273,000	5,183,823
5.15%, 06/01/2042	1,540,000	1,564,757
4.70%, 06/15/2044	2,500,000	2,441,862
Reliance Holding USA, Inc.
5.40%, 02/14/2022(3)	1,115,000	1,185,272

Rockies Express Pipeline LLC
5.63%, 04/15/2020(3)	215,000	217,956
Sabal Trail Transmission LLC
4.68%, 05/01/2038(3)	10,000,000	11,275,228
Sabine Pass Liquefaction LLC
5.88%, 06/30/2026	10,000,000	11,464,051
Saudi Arabian Oil Co.
2.88%, 04/16/2024(3)	2,784,000	2,815,403
Schlumberger Holdings Corp.
3.75%, 05/01/2024(3)	780,000	821,532
3.90%, 05/17/2028(3)	852,000	902,005
Schlumberger Investment SA
3.30%, 09/14/2021(3)	2,362,000	2,406,023
Shell International Finance BV
4.13%, 05/11/2035	1,244,000	1,434,049
Sinopec Group Overseas Development 2015 Ltd.
2.50%, 04/28/2020(3)	8,000,000	8,004,939
Sinopec Group Overseas Development 2016 Ltd.
3.50%, 05/03/2026(3)	2,000,000	2,089,062
Sinopec Group Overseas Development 2018 Ltd.
3.68%, 08/08/2049(3)	4,318,000	4,620,966
Southern Natural Gas Co. LLC
8.00%, 03/01/2032	446,000	627,947
4.80%, 03/15/2047(3)	428,000	474,162
Spectra Energy Partners LP
3.50%, 03/15/2025	787,000	818,604
5.95%, 09/25/2043	207,000	262,512
4.50%, 03/15/2045	3,000,000	3,264,859
Suncor Energy, Inc.
7.88%, 06/15/2026	543,000	693,945
5.95%, 12/01/2034	1,048,000	1,367,774
5.95%, 05/15/2035	350,000	447,937
6.80%, 05/15/2038	423,000	591,384

Sunoco Logistics Partners Operations LP
5.50%, 02/15/2020	410,000	414,227
4.95%, 01/15/2043	1,482,000	1,500,570
5.30%, 04/01/2044	200,000	210,592
5.35%, 05/15/2045	633,000	678,697
5.40%, 10/01/2047	1,500,000	1,636,435
TC PipeLines LP
4.38%, 03/13/2025	8,465,000	9,000,788
3.90%, 05/25/2027	5,457,000	5,690,388
Texas Eastern Transmission LP
2.80%, 10/15/2022(3)	714,000	720,371
3.50%, 01/15/2028(3)	450,000	468,029
Total Capital International SA
3.70%, 01/15/2024	350,000	373,296
3.75%, 04/10/2024	229,000	245,326
3.46%, 07/12/2049	1,905,000	2,016,207
TransCanada PipeLines Ltd.
4.88%, 01/15/2026	792,000	889,205
6.20%, 10/15/2037	573,000	741,622
4.75%, 05/15/2038	1,000,000	1,142,325
Valero Energy Corp.
4.35%, 06/01/2028	4,874,000	5,295,378
7.50%, 04/15/2032	250,000	340,678
6.63%, 06/15/2037	5,000,000	6,472,791
Williams Cos, Inc.
4.30%, 03/04/2024	2,500,000	2,659,013
3.90%, 01/15/2025	700,000	733,483
8.75%, 03/15/2032	8,778,000	12,656,895
6.30%, 04/15/2040	333,000	408,172
5.40%, 03/04/2044	2,750,000	3,083,154
5.75%, 06/24/2044	2,500,000	2,886,489
4.90%, 01/15/2045	7,000,000	7,401,841
4.85%, 03/01/2048	3,890,000	4,174,566
Woodside Finance Ltd.
3.65%, 03/05/2025(3)	3,300,000	3,401,605

		511,956,876

Financials – 12.15%
ABN AMRO Bank NV
2.45%, 06/04/2020(3)	1,594,000	1,595,833
2.65%, 01/19/2021(3)	1,000,000	1,004,430
4.75%, 07/28/2025(3)	6,031,000	6,489,268
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 05/15/2021	2,915,000	3,009,286
3.30%, 01/23/2023	701,000	714,891
3.50%, 01/15/2025	1,500,000	1,530,917
AIA Group Ltd.
3.20%, 03/11/2025(3)	5,545,000	5,719,612
3.90%, 04/06/2028(3)	1,000,000	1,086,527
3.60%, 04/09/2029(3)	795,000	849,047
AIB Group Plc
4.75%, 10/12/2023(3)	3,500,000	3,701,549
AIG Global Funding
1.95%, 10/18/2019(3)	6,666,000	6,665,749
AIG SunAmerica Global Financing X
6.90%, 03/15/2032(3)	955,000	1,321,981
Air Lease Corp.
3.25%, 03/01/2025	710,000	722,185
3.25%, 10/01/2029	3,950,000	3,885,933
Aircastle Ltd.
4.40%, 09/25/2023	1,480,000	1,555,655
4.25%, 06/15/2026	2,943,000	3,014,617
Alexandria Real Estate Equities, Inc.
3.80%, 04/15/2026	338,000	359,587
4.00%, 02/01/2050	1,451,000	1,581,610
American Express Co.
3.70%, 11/05/2021	14,490,000	14,960,736
4.20%, 11/06/2025	1,400,000	1,539,355
American Financial Group, Inc.
3.50%, 08/15/2026	1,435,000	1,474,140

American International Group, Inc.
3.38%, 08/15/2020	4,639,000	4,694,048
6.40%, 12/15/2020	5,100,000	5,360,600
4.13%, 02/15/2024	879,000	940,715
3.75%, 07/10/2025	444,000	468,936
3.90%, 04/01/2026	1,370,000	1,458,995
3.88%, 01/15/2035	376,000	394,851
4.50%, 07/16/2044	5,128,000	5,708,817
8.18% (3 Month LIBOR USD + 4.20%), 05/15/2058(2)	107,000	141,583
American Tower Corp.
2.25%, 01/15/2022	600,000	600,678
3.50%, 01/31/2023	341,000	353,311
3.38%, 10/15/2026	506,000	526,835
3.70%, 10/15/2049	2,065,000	2,059,032
American Tower Trust #1
3.07%, 03/15/2023(3)	2,900,000	2,946,730
Ameriprise Financial, Inc.
2.88%, 09/15/2026	381,000	389,788
AmSouth Bancorp
6.75%, 11/01/2025	527,000	627,377
ANZ New Zealand Int’l Ltd.
2.85%, 08/06/2020(3)	250,000	251,751
3.45%, 01/21/2028(3)	500,000	531,051
Aon Plc
4.00%, 11/27/2023	5,000,000	5,319,030
3.50%, 06/14/2024	815,000	859,789
ASB Bank Ltd.
3.13%, 05/23/2024(3)	2,050,000	2,113,802
Assurant, Inc.
4.20%, 09/27/2023	1,210,000	1,265,731
Athene Global Funding
2.75%, 04/20/2020(3)	1,407,000	1,411,894
4.00%, 01/25/2022(3)	1,104,000	1,145,754
3.00%, 07/01/2022(3)	800,000	814,106

Athene Holding Ltd.
4.13%, 01/12/2028	690,000	709,566
Australia & New Zealand Banking Group Ltd.
4.88%, 01/12/2021(3)	296,000	306,507
4.50%, 03/19/2024(3)	9,000,000	9,597,788
4.40%, 05/19/2026(3)	226,000	242,091
AvalonBay Communities, Inc.
3.90%, 10/15/2046	214,000	240,968
Avolon Holdings Funding Ltd.
5.25%, 05/15/2024(3)	1,220,000	1,306,254
4.38%, 05/01/2026(3)	790,000	816,781
Banco del Estado de Chile
2.67%, 01/08/2021(3)	8,788,000	8,788,088
Banco Santander SA
3.50%, 04/11/2022	5,000,000	5,131,618
3.13%, 02/23/2023	2,200,000	2,241,240
3.46% (3 Month LIBOR USD + 1.12%), 04/12/2023(2)	1,000,000	1,000,920
3.85%, 04/12/2023	2,400,000	2,501,222
5.18%, 11/19/2025	1,500,000	1,655,134
Bangkok Bank PCL/Hong Kong
3.73% (5 Year CMT Index + 1.90%), 09/25/2034(2)(3)	1,712,000	1,733,418
Bank of America Corp.
2.63%, 04/19/2021	6,205,000	6,262,521
2.37% (3 Month LIBOR USD + 0.66%), 07/21/2021(2)	2,500,000	2,504,185
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(2)	24,477,000	24,961,809
2.50%, 10/21/2022	931,000	937,861
3.30%, 01/11/2023	3,800,000	3,928,496
3.12% (3 Month LIBOR USD + 1.16%), 01/20/2023(2)	951,000	970,018
2.88% (3 Month LIBOR USD + 1.02%), 04/24/2023(2)	1,640,000	1,664,691
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(2)	10,960,000	11,193,558
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(2)	1,985,000	2,064,316
4.00%, 04/01/2024	2,390,000	2,564,462
3.86% (3 Month LIBOR USD + 0.94%), 07/23/2024(2)	4,717,000	4,967,936
4.20%, 08/26/2024	1,750,000	1,877,114

4.00%, 01/22/2025	7,336,000	7,792,746
3.95%, 04/21/2025	5,201,000	5,518,376
3.09% (3 Month LIBOR USD + 1.09%), 10/01/2025(2)	5,055,000	5,206,770
3.37% (3 Month LIBOR USD + 0.81%), 01/23/2026(2)	1,500,000	1,563,803
4.45%, 03/03/2026	7,140,000	7,781,786
4.25%, 10/22/2026	544,000	589,457
3.56% (3 Month LIBOR USD + 1.06%), 04/23/2027(2)	13,393,000	14,138,549
3.25%, 10/21/2027	5,800,000	6,029,847
3.82% (3 Month LIBOR USD + 1.58%), 01/20/2028(2)	6,750,000	7,253,989
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(2)	4,500,000	4,792,694
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(2)	7,800,000	8,246,221
3.42% (3 Month LIBOR USD + 1.04%), 12/20/2028(2)	700,000	730,391
3.97% (3 Month LIBOR USD + 1.07%), 03/05/2029(2)	3,900,000	4,246,602
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(2)	1,500,000	1,671,738
3.97% (3 Month LIBOR USD + 1.21%), 02/07/2030(2)	7,610,000	8,331,081
6.11%, 01/29/2037	3,580,000	4,681,484
7.75%, 05/14/2038	137,000	208,415
4.08% (3 Month LIBOR USD + 1.32%), 04/23/2040(2)	1,615,000	1,801,939
4.33% (3 Month LIBOR USD + 1.52%), 03/15/2050(2)	1,615,000	1,908,067
Bank of Montreal
2.90%, 03/26/2022	12,696,000	12,943,152
2.35%, 09/11/2022	1,378,000	1,393,756
3.30%, 02/05/2024	1,200,000	1,248,831
3.80% (5 Year Swap Rate USD + 1.43%), 12/15/2032(2)	7,167,000	7,433,111
Bank of New York Mellon Corp.
2.95%, 01/29/2023	1,000,000	1,026,704
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(2)	355,000	359,828
3.25%, 09/11/2024	650,000	682,045
3.00%, 02/24/2025	5,360,000	5,586,948
2.80%, 05/04/2026	305,000	313,243
Bank of New Zealand
3.50%, 02/20/2024(3)	950,000	994,980
Banque Federative du Credit Mutuel SA
3.75%, 07/20/2023(3)	1,650,000	1,736,527

Barclays Plc
3.68%, 01/10/2023	10,650,000	10,831,102
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(2)	2,300,000	2,389,401
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024(2)	7,081,000	7,397,351
3.65%, 03/16/2025	2,522,000	2,581,015
5.20%, 05/12/2026	500,000	531,142
4.34%, 01/10/2028	2,360,000	2,479,974
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(2)	2,450,000	2,688,934
BB&T Corp.
4.80% (5 Year CMT Index + 3.00%)(2)	5,630,000	5,629,944
3.20%, 09/03/2021	11,800,000	12,043,813
3.05%, 06/20/2022	12,938,000	13,248,512
2.50%, 08/01/2024	7,119,000	7,176,391
2.85%, 10/26/2024	1,000,000	1,026,413
Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042	1,524,000	1,818,938
4.30%, 05/15/2043	322,000	379,653
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	8,130,000	8,589,939
BlackRock, Inc.
3.50%, 03/18/2024	405,000	432,511
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045(3)	170,000	190,330
BNP Paribas SA
3.50%, 03/01/2023(3)	430,000	443,856
3.25%, 03/03/2023	1,390,000	1,445,969
3.80%, 01/10/2024(3)	1,600,000	1,680,614
3.38%, 01/09/2025(3)	10,725,000	11,091,402
4.40%, 08/14/2028(3)	725,000	800,461
BNZ International Funding Ltd.
2.10%, 09/14/2021(3)	400,000	398,860
2.65%, 11/03/2022(3)	10,091,000	10,198,664
3.38%, 03/01/2023(3)	6,000,000	6,200,365

BOC Aviation Ltd.
2.38%, 09/15/2021(3)	3,550,000	3,518,774
2.75%, 09/18/2022(3)	780,000	779,840
Boston Properties LP
3.13%, 09/01/2023	300,000	309,645
3.20%, 01/15/2025	1,139,000	1,181,554
3.65%, 02/01/2026	557,000	589,546
2.90%, 03/15/2030	5,483,000	5,456,279
BPCE SA
2.75%, 01/11/2023(3)	1,000,000	1,016,486
5.70%, 10/22/2023(3)	3,645,000	4,011,949
4.63%, 07/11/2024(3)	1,300,000	1,385,518
5.15%, 07/21/2024(3)	4,800,000	5,256,580
3.38%, 12/02/2026	500,000	522,008
3.25%, 01/11/2028(3)	7,815,000	8,161,993
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,100,000	1,150,417
Brookfield Finance, Inc.
3.90%, 01/25/2028	770,000	808,384
4.85%, 03/29/2029	1,905,000	2,156,467
4.70%, 09/20/2047	769,000	843,447
Capital One Bank USA N.A.
3.38%, 02/15/2023	6,000,000	6,183,350
Capital One Financial Corp.
3.45%, 04/30/2021	9,525,000	9,697,206
3.90%, 01/29/2024	14,915,000	15,759,280
3.75%, 04/24/2024	824,000	866,372
3.20%, 02/05/2025	726,000	746,585
4.20%, 10/29/2025	400,000	426,302
3.75%, 07/28/2026	960,000	998,436
Capital One N.A.
2.95%, 07/23/2021	4,120,000	4,173,724
2.25%, 09/13/2021	7,005,000	7,011,415
Charles Schwab Corp.
3.23%, 09/01/2022	165,000	170,126
3.20%, 03/02/2027	1,700,000	1,776,684

Chubb INA Holdings, Inc.
3.15%, 03/15/2025	934,000	980,581
3.35%, 05/03/2026	250,000	267,041
Citigroup, Inc.
2.40%, 02/18/2020	2,000,000	2,001,752
2.35%, 08/02/2021	269,000	270,232
2.75%, 04/25/2022	13,420,000	13,620,198
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(2)	1,111,000	1,131,589
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(2)	15,799,000	16,013,926
4.40%, 06/10/2025	12,181,000	13,096,850
3.70%, 01/12/2026	10,750,000	11,399,122
3.40%, 05/01/2026	1,000,000	1,045,323
3.20%, 10/21/2026	905,000	934,303
4.30%, 11/20/2026	5,442,000	5,855,707
4.45%, 09/29/2027	15,614,000	17,035,498
3.89% (3 Month LIBOR USD + 1.56%), 01/10/2028(2)	4,100,000	4,387,555
6.63%, 01/15/2028	387,000	485,744
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(2)	3,300,000	3,492,809
3.52% (3 Month LIBOR USD + 1.15%), 10/27/2028(2)	7,000,000	7,332,858
3.88% (3 Month LIBOR USD + 1.17%), 01/24/2039(2)	500,000	546,685
8.13%, 07/15/2039	164,000	267,914
4.75%, 05/18/2046	1,200,000	1,398,464
4.65%, 07/23/2048	1,712,000	2,095,235
Citizens Bank N.A./Providence RI
2.45%, 12/04/2019	8,000,000	8,000,762
3.70%, 03/29/2023	1,370,000	1,436,347
Citizens Financial Group, Inc.
2.38%, 07/28/2021	188,000	188,475
4.30%, 12/03/2025	343,000	366,802
CME Group, Inc.
5.30%, 09/15/2043	115,000	155,739

CNA Financial Corp.
7.25%, 11/15/2023	7,470,000	8,778,223
3.95%, 05/15/2024	303,000	325,210
3.45%, 08/15/2027	820,000	850,123
Comerica Bank
2.50%, 06/02/2020	8,000,000	8,021,082
Comerica, Inc.
4.00%, 02/01/2029	1,900,000	2,091,371
Commonwealth Bank of Australia
2.00%, 09/06/2021(3)	450,000	449,589
2.50%, 09/18/2022(3)	800,000	809,159
3.45%, 03/16/2023(3)	1,300,000	1,357,945
4.50%, 12/09/2025(3)	778,000	840,186
2.85%, 05/18/2026(3)	1,300,000	1,337,079
3.74%, 09/12/2039(3)	6,585,000	6,538,694
Compass Bank
3.88%, 04/10/2025	7,840,000	8,164,934
Cooperatieve Rabobank UA
3.88%, 02/08/2022	5,323,000	5,547,695
3.88%, 09/26/2023(3)	1,400,000	1,483,508
4.63%, 12/01/2023	6,069,000	6,525,363
4.38%, 08/04/2025	570,000	615,304
3.75%, 07/21/2026	688,000	713,850
5.80%, 09/30/2110(3)	361,000	549,323
Credit Agricole SA
3.75%, 04/24/2023(3)	575,000	601,001
4.38%, 03/17/2025(3)	305,000	323,489
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(2)(3)	5,000,000	5,172,048
Credit Suisse AG
3.63%, 09/09/2024	560,000	592,545
Credit Suisse Group AG
3.57%, 01/09/2023(3)	3,216,000	3,288,624
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(2)(3)	1,450,000	1,436,356
4.28%, 01/09/2028(3)	3,973,000	4,272,196
3.87% (3 Month LIBOR USD + 1.41%), 01/12/2029(2)(3)	2,499,000	2,632,139

Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/2020	541,000	542,447
3.80%, 06/09/2023	8,500,000	8,875,720
3.75%, 03/26/2025	1,900,000	1,996,611
4.55%, 04/17/2026	1,500,000	1,651,713
Crown Castle International Corp.
4.88%, 04/15/2022	1,112,000	1,182,168
5.25%, 01/15/2023	400,000	436,439
4.00%, 03/01/2027	261,000	281,728
Dai-ichi Life Insurance Co. Ltd.
4.00% (3 Month LIBOR USD + 3.66%), 01/24/2168(2)(3)	1,179,000	1,220,265
Daiwa Securities Group, Inc.
3.13%, 04/19/2022(3)	854,000	867,634
Danske Bank
2.00%, 09/08/2021(3)	558,000	554,178
2.70%, 03/02/2022(3)	542,000	544,345
Deutsche Bank AG
3.15%, 01/22/2021	5,000,000	4,988,700
4.25%, 10/14/2021	4,165,000	4,225,089
3.30%, 11/16/2022	3,000,000	2,982,075
3.70%, 05/30/2024	850,000	851,402
3.70%, 05/30/2024	2,063,000	2,066,403
Dexia Credit Local SA
3.25%, 09/26/2023(3)	500,000	525,676
Digital Realty Trust LP
3.70%, 08/15/2027	462,000	484,894
3.60%, 07/01/2029	6,144,000	6,394,860
Discover Bank
3.10%, 06/04/2020	8,000,000	8,043,253
3.35%, 02/06/2023	2,000,000	2,061,764
4.20%, 08/08/2023	7,156,000	7,607,046
3.45%, 07/27/2026	1,951,000	2,012,131
4.65%, 09/13/2028	4,000,000	4,456,032
Discover Financial Services
3.75%, 03/04/2025	2,920,000	3,054,900

Duke Realty LP
3.63%, 04/15/2023	7,744,000	8,057,699
3.25%, 06/30/2026	203,000	210,137
Fifth Third Bancorp
2.88%, 07/27/2020	2,000,000	2,012,437
3.65%, 01/25/2024	1,420,000	1,496,994
3.95%, 03/14/2028	1,000,000	1,094,777
First Tennessee Bank N.A.
2.95%, 12/01/2019	5,000,000	5,001,592
FMR LLC
4.95%, 02/01/2033(3)	250,000	308,334
6.45%, 11/15/2039(3)	258,000	367,138
GAIF Bond Issuer Pty Ltd.
3.40%, 09/30/2026(3)	1,000,000	1,018,233
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	5,186,000	5,173,376
4.42%, 11/15/2035	10,933,000	11,467,744
Globe Life, Inc.
4.55%, 09/15/2028	4,145,000	4,637,554
Goldman Sachs Capital I
6.35%, 02/15/2034	127,000	162,970
Goldman Sachs Group, Inc.
2.55%, 10/23/2019	1,000,000	1,000,121
5.38%, 03/15/2020	2,985,000	3,027,921
2.60%, 04/23/2020	5,030,000	5,039,334
2.35%, 11/15/2021	2,657,000	2,659,731
5.75%, 01/24/2022	12,000,000	12,929,079
3.00%, 04/26/2022	1,653,000	1,671,380
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(2)	5,373,000	5,435,219
2.91% (3 Month LIBOR USD + 1.05%), 06/05/2023(2)	3,076,000	3,116,465
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(2)	8,773,000	8,896,637
3.50%, 01/23/2025	6,509,000	6,791,036
3.75%, 05/22/2025	1,305,000	1,382,019
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(2)	5,590,000	5,769,655

3.75%, 02/25/2026	9,005,000	9,527,430
3.50%, 11/16/2026	1,700,000	1,768,345
3.85%, 01/26/2027	2,975,000	3,155,571
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(2)	3,488,000	3,661,902
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(2)	12,111,000	13,212,071
6.75%, 10/01/2037	2,170,000	2,927,035
4.41% (3 Month LIBOR USD + 1.43%), 04/23/2039(2)	6,226,000	7,025,880
4.80%, 07/08/2044	1,535,000	1,837,787
5.15%, 05/22/2045	4,000,000	4,757,595
Goodman US Finance Four LLC
4.50%, 10/15/2037(3)	200,000	218,811
Goodman US Finance Three LLC
3.70%, 03/15/2028(3)	862,000	895,120
Great-West Lifeco Finance 2018 LP
4.58%, 05/17/2048(3)	650,000	777,025
GTP Acquisition Partners I LLC
2.35%, 06/15/2020(3)	271,000	270,883
3.48%, 06/16/2025(3)	1,824,000	1,894,505
Guardian Life Insurance Co. of America
4.85%, 01/24/2077(3)	5,854,000	7,412,780
Harborwalk Funding Trust
5.08% (3 Month LIBOR USD + 3.19%), 02/15/2069(2)(3)	2,400,000	2,895,120
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	4,118,000	4,184,993
4.30%, 04/15/2043	1,080,000	1,199,750
3.60%, 08/19/2049	1,000,000	1,006,380
HCP, Inc.
4.20%, 03/01/2024	241,000	259,216
3.88%, 08/15/2024	1,981,000	2,110,426
3.40%, 02/01/2025	662,000	686,460
3.50%, 07/15/2029	1,742,000	1,810,404
HSBC Holdings Plc
5.10%, 04/05/2021	4,650,000	4,847,615
2.72% (3 Month LIBOR USD + 0.60%), 05/18/2021(2)	7,250,000	7,257,465

2.65%, 01/05/2022	2,618,000	2,636,787
4.00%, 03/30/2022	780,000	813,885
3.60%, 05/25/2023	1,000,000	1,039,789
3.03% (3 Month LIBOR USD + 0.92%), 11/22/2023(2)	1,784,000	1,810,429
4.25%, 03/14/2024	2,795,000	2,943,573
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(2)	1,301,000	1,360,972
3.80% (3 Month LIBOR USD + 1.21%), 03/11/2025(2)	16,021,000	16,690,075
4.25%, 08/18/2025	1,009,000	1,066,363
4.30%, 03/08/2026	1,000,000	1,082,880
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(2)	7,000,000	7,514,346
4.38%, 11/23/2026	559,000	599,454
4.04% (3 Month LIBOR USD + 1.55%), 03/13/2028(2)	1,533,000	1,627,185
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(2)	5,072,000	5,416,648
HSBC USA, Inc.
5.00%, 09/27/2020	3,000,000	3,082,691
9.13%, 05/15/2021	75,000	82,408
Huntington Bancshares, Inc.
3.15%, 03/14/2021	225,000	228,022
2.30%, 01/14/2022	4,220,000	4,242,978
Huntington National Bank
2.88%, 08/20/2020	4,534,000	4,564,156
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/2021	1,150,000	1,147,073
ING Bank NV
2.50%, 10/01/2019(3)	1,150,000	1,150,000
2.45%, 03/16/2020(3)	2,000,000	2,003,795
5.80%, 09/25/2023(3)	4,800,000	5,326,758
ING Groep NV
3.15%, 03/29/2022	4,000,000	4,090,256
4.10%, 10/02/2023	3,175,000	3,370,577
Intercontinental Exchange, Inc.
4.00%, 10/15/2023	578,000	617,016
International Lease Finance Corp.
8.63%, 01/15/2022	1,200,000	1,362,020
5.88%, 08/15/2022	438,000	479,894

Intesa Sanpaolo SpA
4.00%, 09/23/2029(3)	10,590,000	10,545,749
Invesco Finance Plc
4.00%, 01/30/2024	2,889,000	3,069,309
3.75%, 01/15/2026	4,249,000	4,529,879
Jackson National Life Global Funding
2.50%, 06/27/2022(3)	800,000	807,280
3.25%, 01/30/2024(3)	460,000	478,394
3.05%, 04/29/2026(3)	473,000	489,469
Jefferies Group LLC
5.13%, 01/20/2023	2,600,000	2,798,152
6.45%, 06/08/2027	428,000	496,048
6.25%, 01/15/2036	155,000	179,113
John Hancock Life Insurance Co.
7.38%, 02/15/2024(3)	731,000	858,066
JPMorgan Chase & Co.
5.00% (Secured Overnight Financing Rate + 3.38%)(2)	5,010,000	5,147,775
2.30%, 08/15/2021	3,600,000	3,609,552
4.35%, 08/15/2021	10,000,000	10,412,083
3.38%, 05/01/2023	3,800,000	3,931,333
3.56% (3 Month LIBOR USD + 0.73%), 04/23/2024(2)	8,000,000	8,345,088
3.13%, 01/23/2025	4,000,000	4,144,688
2.30% (Secured Overnight Financing Rate + 1.16%), 10/15/2025(2)	5,144,000	5,127,646
3.30%, 04/01/2026	1,870,000	1,958,876
3.20%, 06/15/2026	11,090,000	11,525,392
2.95%, 10/01/2026	5,000,000	5,132,311
4.01% (3 Month LIBOR USD + 1.12%), 04/23/2029(2)	2,320,000	2,536,963
4.45% (3 Month LIBOR USD + 1.33%), 12/05/2029(2)	9,660,000	10,926,970
2.74% (Secured Overnight Financing Rate + 1.51%), 10/15/2030(2)	3,952,000	3,927,876
4.26% (3 Month LIBOR USD + 1.58%), 02/22/2048(2)	5,140,000	6,000,137
3.96% (3 Month LIBOR USD + 1.38%), 11/15/2048(2)	9,794,000	10,948,718
JPMorgan Chase Bank N.A.
3.09% (3 Month LIBOR USD + 0.35%), 04/26/2021(2)	21,250,000	21,362,002

KeyBank N.A.
3.18%, 05/22/2022	567,000	581,840
KeyCorp
5.10%, 03/24/2021	211,000	219,800
4.15%, 10/29/2025	950,000	1,039,713
Kilroy Realty LP
3.05%, 02/15/2030	7,049,000	6,910,651
Kimco Realty Corp.
4.45%, 09/01/2047	3,195,000	3,528,155
Liberty Mutual Group, Inc.
4.25%, 06/15/2023(3)	72,000	76,349
4.57%, 02/01/2029(3)	2,301,000	2,568,027
3.95%, 10/15/2050(3)	6,769,000	6,805,805
Liberty Mutual Insurance Co.
8.50%, 05/15/2025(3)	700,000	874,652
7.70%, 10/15/2097(3)	100,000	149,568
Liberty Property LP
3.25%, 10/01/2026	303,000	311,171
Life Storage LP
4.00%, 06/15/2029	1,831,000	1,959,193
Lincoln National Corp.
4.20%, 03/15/2022	873,000	914,303
3.80%, 03/01/2028	900,000	951,786
3.05%, 01/15/2030	7,255,000	7,229,476
7.00%, 06/15/2040	1,715,000	2,445,940
Lloyds Bank Plc
5.80%, 01/13/2020(3)	172,000	173,717
2.40%, 03/17/2020	1,200,000	1,202,010
3.30%, 05/07/2021	11,200,000	11,392,940
Lloyds Banking Group Plc
4.05%, 08/16/2023	3,000,000	3,152,622
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(2)	8,950,000	8,967,744
4.45%, 05/08/2025	855,000	920,284
4.58%, 12/10/2025	550,000	577,711

3.75%, 01/11/2027	2,000,000	2,074,572
4.38%, 03/22/2028	949,000	1,030,712
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(2)	1,000,000	1,020,203
Macquarie Bank Ltd.
2.40%, 01/21/2020(3)	1,600,000	1,600,856
2.85%, 07/29/2020(3)	400,000	402,636
4.00%, 07/29/2025(3)	500,000	536,179
Macquarie Group Ltd.
6.00%, 01/14/2020(3)	1,975,000	1,995,798
6.25%, 01/14/2021(3)	1,111,000	1,165,166
3.19% (3 Month LIBOR USD + 1.02%), 11/28/2023(2)(3)	6,000,000	6,115,335
4.15% (3 Month LIBOR USD + 1.33%), 03/27/2024(2)(3)	2,000,000	2,110,196
3.76% (3 Month LIBOR USD + 1.37%), 11/28/2028(2)(3)	2,565,000	2,678,553
5.03% (3 Month LIBOR USD + 1.75%), 01/15/2030(2)(3)	4,445,000	5,091,631
Manulife Financial Corp.
4.90%, 09/17/2020	225,000	231,075
4.06% (5 Year 1100 Run ICE Swap Rate USD + 1.65%), 02/24/2032(2)	1,910,000	1,989,048
Markel Corp.
3.63%, 03/30/2023	400,000	415,768
5.00%, 04/05/2046	1,265,000	1,458,879
Marsh & McLennan Cos, Inc.
2.35%, 03/06/2020	3,769,000	3,770,632
4.80%, 07/15/2021	5,000,000	5,192,779
Massachusetts Mutual Life Insurance Co.
7.63%, 11/15/2023(3)	550,000	633,808
8.88%, 06/01/2039(3)	1,760,000	2,996,792
5.38%, 12/01/2041(3)	203,000	257,603
4.90%, 04/01/2077(3)	5,000,000	6,271,325
MassMutual Global Funding II
2.50%, 10/17/2022(3)	386,000	390,543
2.75%, 06/22/2024(3)	700,000	716,342
MBIA Insurance Corp.
13.56% (3 Month LIBOR USD + 11.26%), 01/15/2033(3)	86,000	60,738

MetLife, Inc.
6.40%, 12/15/2036	3,265,000	3,871,980
4.88%, 11/13/2043	3,000,000	3,719,390
Metropolitan Life Global Funding I
3.88%, 04/11/2022(3)	1,480,000	1,543,618
3.00%, 01/10/2023(3)	407,000	418,474
3.00%, 09/19/2027(3)	1,180,000	1,227,039
Mid-America Apartments LP
4.00%, 11/15/2025	1,500,000	1,607,510
Mitsubishi UFJ Financial Group, Inc.
2.95%, 03/01/2021	330,000	333,164
3.00%, 02/22/2022	206,000	209,589
3.22%, 03/07/2022	2,034,000	2,081,043
2.67%, 07/25/2022	800,000	807,649
3.46%, 03/02/2023	4,000,000	4,140,060
2.53%, 09/13/2023	481,000	485,070
3.41%, 03/07/2024	2,520,000	2,622,072
3.20%, 07/18/2029	5,364,000	5,553,176
3.75%, 07/18/2039	1,615,000	1,739,891
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.65%, 09/19/2022(3)	764,000	766,375
3.96%, 09/19/2023(3)	2,730,000	2,851,205
Mizuho Bank Ltd.
2.40%, 03/26/2020(3)	5,000,000	5,006,276
3.60%, 09/25/2024(3)	1,250,000	1,321,215
Mizuho Financial Group, Inc.
2.95%, 02/28/2022	2,000,000	2,028,602
2.60%, 09/11/2022	3,500,000	3,527,064
2.87% (3 Month LIBOR USD + 1.31%), 09/13/2030(2)	1,620,000	1,614,301
Morgan Stanley
5.50%, 07/24/2020	360,000	369,789
5.75%, 01/25/2021	10,000,000	10,457,175
2.50%, 04/21/2021	2,000,000	2,012,822
5.50%, 07/28/2021	1,437,000	1,524,323
2.63%, 11/17/2021	3,860,000	3,895,180

2.75%, 05/19/2022	8,390,000	8,510,700
3.13%, 01/23/2023	1,735,000	1,779,789
3.75%, 02/25/2023	1,882,000	1,969,191
4.10%, 05/22/2023	3,460,000	3,643,493
3.74% (3 Month LIBOR USD + 0.85%), 04/24/2024(2)	1,468,000	1,533,049
3.88%, 04/29/2024	2,050,000	2,181,075
3.70%, 10/23/2024	1,167,000	1,236,308
4.00%, 07/23/2025	5,039,000	5,434,536
5.00%, 11/24/2025	4,959,000	5,556,497
3.88%, 01/27/2026	3,125,000	3,352,867
4.35%, 09/08/2026	930,000	1,008,240
3.63%, 01/20/2027	9,804,000	10,360,622
3.95%, 04/23/2027	14,190,000	14,995,238
3.59% (3 Month LIBOR USD + 1.34%), 07/22/2028(2)	5,882,000	6,204,171
3.77% (3 Month LIBOR USD + 1.14%), 01/24/2029(2)	4,371,000	4,671,415
4.30%, 01/27/2045	1,479,000	1,712,682
MUFG Bank Ltd.
4.10%, 09/09/2023(3)	239,000	254,757
3.75%, 03/10/2024(3)	3,215,000	3,413,681
National Australia Bank Ltd.
3.38%, 01/14/2026	2,768,000	2,934,128
3.93% (5 Year CMT Index + 1.88%), 08/02/2034(2)(3)	2,330,000	2,391,879
National Retail Properties, Inc.
3.60%, 12/15/2026	700,000	736,840
3.50%, 10/15/2027	400,000	418,823
Nationwide Building Society
6.25%, 02/25/2020(3)	1,000,000	1,015,809
4.00%, 09/14/2026(3)	7,250,000	7,428,191
Nationwide Financial Services, Inc.
5.38%, 03/25/2021(3)	2,000,000	2,072,329
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039(3)	7,150,000	12,361,330
NatWest Markets Plc
3.63%, 09/29/2022(3)	3,360,000	3,449,559

New York Life Global Funding
3.25%, 08/06/2021(3)	7,451,000	7,610,687
3.00%, 01/10/2028(3)	2,022,000	2,112,701
New York Life Insurance Co.
4.45%, 05/15/2069(3)	4,225,000	4,967,527
Nomura Holdings, Inc.
6.70%, 03/04/2020	5,000,000	5,099,883
Nordea Bank Abp
2.50%, 09/17/2020(3)	450,000	452,216
4.25%, 09/21/2022(3)	12,865,000	13,448,826
3.75%, 08/30/2023(3)	4,000,000	4,192,245
Northern Trust Corp.
3.38% (3 Month LIBOR USD + 1.13%), 05/08/2032(2)	411,000	421,882
Office Properties Income Trust
3.60%, 02/01/2020	2,400,000	2,405,347
4.00%, 07/15/2022	1,255,000	1,279,022
OneBeacon US Holdings, Inc.
4.60%, 11/09/2022	1,500,000	1,553,467
Ontario Teachers’ Cadillac Fairview Properties Trust
3.13%, 03/20/2022(3)	1,003,000	1,026,193
3.88%, 03/20/2027(3)	1,044,000	1,130,895
ORIX Corp.
2.90%, 07/18/2022	604,000	614,186
3.25%, 12/04/2024	1,500,000	1,558,142
3.70%, 07/18/2027	700,000	750,404
Pacific Life Insurance Co.
4.30% (3 Month LIBOR USD + 2.80%), 10/24/2067(2)(3)	743,000	786,042
People’s United Bank N.A.
4.00%, 07/15/2024	4,350,000	4,553,637
PNC Bank N.A.
2.95%, 01/30/2023	6,500,000	6,641,921
4.20%, 11/01/2025	322,000	353,702
PNC Financial Services Group, Inc.
2.85%, 11/09/2022(1)	575,000	586,242
3.90%, 04/29/2024	2,090,000	2,236,949

Principal Financial Group, Inc.
3.13%, 05/15/2023	380,000	392,277
Principal Life Global Funding II
3.00%, 04/18/2026(3)	2,000,000	2,065,435
Private Export Funding Corp.
2.65%, 02/16/2021(3)	6,750,000	6,824,981
2.80%, 05/15/2022	1,200,000	1,232,661
3.55%, 01/15/2024	2,489,000	2,673,925
3.25%, 06/15/2025	1,280,000	1,377,000
Progressive Corp.
5.38% (3 Month LIBOR USD + 2.54%), 09/15/2167(2)	780,000	805,350
Protective Life Corp.
7.38%, 10/15/2019	854,000	855,552
4.30%, 09/30/2028(3)	4,500,000	4,918,190
Protective Life Global Funding
2.70%, 11/25/2020(3)	5,000,000	5,029,959
2.00%, 09/14/2021(3)	1,100,000	1,093,820
Prudential Financial, Inc.
6.63%, 06/21/2040	5,995,000	8,627,817
3.91%, 12/07/2047	1,231,000	1,322,560
Prudential Insurance Co. of America
8.30%, 07/01/2025(3)	1,691,000	2,186,998
Realty Income Corp.
3.25%, 10/15/2022	1,490,000	1,537,660
3.88%, 04/15/2025	1,055,000	1,133,384
Regency Centers LP
2.95%, 09/15/2029	1,650,000	1,646,578
Regions Financial Corp.
3.20%, 02/08/2021	5,000,000	5,061,578
2.75%, 08/14/2022	326,000	331,004
Reliance Standard Life Global Funding II
3.85%, 09/19/2023(3)	2,305,000	2,422,274

Royal Bank of Canada
3.20%, 04/30/2021	1,600,000	1,630,047
4.65%, 01/27/2026	531,000	586,562
Royal Bank of Scotland Group Plc
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(2)	555,000	583,706
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(2)	2,490,000	2,739,564
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(2)	7,000,000	7,835,367
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(2)	1,500,000	1,606,558
Santander Holdings USA, Inc.
3.50%, 06/07/2024	7,925,000	8,131,171
Santander UK Group Holdings Plc
3.13%, 01/08/2021	308,000	310,091
4.75%, 09/15/2025(3)	1,810,000	1,886,614
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(2)	800,000	823,698
Santander UK Plc
5.00%, 11/07/2023(3)	4,150,000	4,406,720
Scentre Group Trust 1 / Scentre Group Trust 2
3.50%, 02/12/2025(3)	1,390,000	1,441,224
Senior Housing Properties Trust
6.75%, 04/15/2020	600,000	601,869
4.75%, 02/15/2028	1,300,000	1,306,881
Simon Property Group LP
2.45%, 09/13/2029	5,992,000	5,863,898
3.25%, 09/13/2049	4,754,000	4,638,419
SITE Centers Corp.
4.70%, 06/01/2027	368,000	403,087
Skandinaviska Enskilda Banken AB
2.45%, 05/27/2020(3)	3,000,000	3,004,440
Societe Generale SA
3.25%, 01/12/2022(3)	7,000,000	7,118,382
3.88%, 03/28/2024(3)	1,000,000	1,049,208
4.25%, 04/14/2025(3)	800,000	835,474
SouthTrust Bank
7.69%, 05/15/2025	253,000	313,934

Standard Chartered Plc
3.05%, 01/15/2021(3)	800,000	804,519
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(2)(3)	3,230,000	3,339,494
5.20%, 01/26/2024(3)	609,000	655,218
4.31% (3 Month LIBOR USD + 1.91%), 05/21/2030(2)(3)	700,000	752,452
4.87% (3 Month LIBOR USD + 1.97%), 03/15/2033(2)(3)	800,000	853,236
State Bank of India
4.38%, 01/24/2024(3)	6,475,000	6,847,290
State Street Corp.
3.10%, 05/15/2023	321,000	332,222
3.78% (3 Month LIBOR USD + 0.77%), 12/03/2024(2)	1,000,000	1,058,228
3.55%, 08/18/2025	247,000	264,612
Stifel Financial Corp.
3.50%, 12/01/2020	5,000,000	5,052,614
Sumitomo Life Insurance Co.
4.00% (3 Month LIBOR USD + 2.99%), 09/14/2077(2)(3)	1,000,000	1,038,750
Sumitomo Mitsui Banking Corp.
2.45%, 01/16/2020	2,725,000	2,726,930
3.95%, 07/19/2023	250,000	265,690
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/2021	531,000	533,701
2.85%, 01/11/2022	1,100,000	1,115,048
2.78%, 07/12/2022	1,500,000	1,522,330
2.78%, 10/18/2022	6,718,000	6,819,203
3.10%, 01/17/2023	1,033,000	1,059,282
2.70%, 07/16/2024	14,360,000	14,523,097
2.63%, 07/14/2026	644,000	646,733
3.01%, 10/19/2026	297,000	305,245
3.04%, 07/16/2029	5,387,000	5,509,251
SunTrust Bank
3.30%, 05/15/2026	1,000,000	1,037,806
SunTrust Banks, Inc.
2.90%, 03/03/2021	324,000	327,369
2.70%, 01/27/2022	4,210,000	4,257,137
4.00%, 05/01/2025	424,000	458,352

Svenska Handelsbanken AB
2.40%, 10/01/2020	2,000,000	2,008,026
2.45%, 03/30/2021	550,000	552,847
Synchrony Financial
2.70%, 02/03/2020	1,017,000	1,018,157
3.75%, 08/15/2021	6,000,000	6,139,672
4.50%, 07/23/2025	4,000,000	4,269,264
3.70%, 08/04/2026	1,100,000	1,122,898
3.95%, 12/01/2027	1,500,000	1,537,976
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039(3)	218,000	322,376
4.90%, 09/15/2044(3)	200,000	248,791
4.27%, 05/15/2047(3)	3,360,000	3,813,184
Toronto-Dominion Bank
2.65%, 06/12/2024	6,254,000	6,378,538
Trinity Acquisition Plc
4.40%, 03/15/2026	2,300,000	2,496,957
6.13%, 08/15/2043	5,000,000	6,420,761
UBS Group Funding Switzerland AG
2.95%, 09/24/2020(3)	1,250,000	1,260,766
3.49%, 05/23/2023(3)	9,790,000	10,050,100
2.86% (3 Month LIBOR USD + 0.95%), 08/15/2023(2)(3)	7,367,000	7,448,694
4.13%, 09/24/2025(3)	800,000	864,407
4.13%, 04/15/2026(3)	602,000	654,893
4.25%, 03/23/2028(3)	3,000,000	3,272,946
UDR, Inc.
2.95%, 09/01/2026	276,000	280,686
3.20%, 01/15/2030	1,565,000	1,612,112
3.00%, 08/15/2031	415,000	415,713
United Overseas Bank Ltd.
3.20%, 04/23/2021(3)	765,000	776,830
Ventas Realty LP
3.10%, 01/15/2023	13,500,000	13,848,662
3.75%, 05/01/2024	382,000	402,933

3.50%, 02/01/2025	251,000	262,858
4.13%, 01/15/2026	449,000	485,636
3.85%, 04/01/2027	677,000	720,027
Vornado Realty LP
3.50%, 01/15/2025	800,000	826,060
Voya Financial, Inc.
3.13%, 07/15/2024	1,600,000	1,651,984
3.65%, 06/15/2026	200,000	210,577
WEA Finance LLC
3.15%, 04/05/2022(3)	7,795,000	7,953,118
WEA Finance LLC / Westfield UK & Europe Finance Plc
3.25%, 10/05/2020(3)	7,331,000	7,405,480
Wells Fargo & Co.
3.50%, 03/08/2022	1,929,000	1,989,370
2.63%, 07/22/2022	20,507,000	20,735,149
3.07%, 01/24/2023	2,655,000	2,704,568
3.75%, 01/24/2024	1,690,000	1,789,794
3.30%, 09/09/2024	1,900,000	1,986,170
3.55%, 09/29/2025	700,000	740,559
3.00%, 04/22/2026	7,375,000	7,563,504
4.10%, 06/03/2026	3,749,000	4,018,439
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(2)	3,145,000	3,249,542
4.30%, 07/22/2027	729,000	797,374
5.38%, 11/02/2043	317,000	400,301
4.65%, 11/04/2044	675,000	780,457
4.90%, 11/17/2045	3,642,000	4,359,481
4.40%, 06/14/2046	626,000	703,387
4.75%, 12/07/2046	1,343,000	1,589,924
Wells Fargo Bank N.A.
2.08% (3 Month LIBOR USD + 0.65%), 09/09/2022(2)	13,595,000	13,562,587
Welltower, Inc.
4.50%, 01/15/2024	461,000	498,017
4.00%, 06/01/2025	400,000	427,536
4.25%, 04/15/2028	500,000	548,650
3.10%, 01/15/2030	1,085,000	1,085,767

Western Union Co.
3.60%, 03/15/2022	1,300,000	1,334,926
Westpac Banking Corp.
2.75%, 01/11/2023	1,000,000	1,020,432
2.85%, 05/13/2026	1,200,000	1,242,555
4.32% (5 Year 1100 Run ICE Swap Rate USD + 2.24%), 11/23/2031(2)	1,500,000	1,586,004
4.42%, 07/24/2039	1,010,000	1,109,931
Weyerhaeuser Co.
7.38%, 03/15/2032	500,000	700,752
Willis North America, Inc.
5.05%, 09/15/2048	7,500,000	8,767,014
WR Berkley Corp.
4.75%, 08/01/2044	3,445,000	3,922,671
XLIT Ltd.
5.25%, 12/15/2043	2,700,000	3,512,753

		1,894,730,007

Industrials – 1.45%
Acuity Brands Lighting, Inc.
6.00%, 12/15/2019	451,000	454,216
Airbus Finance BV
2.70%, 04/17/2023(3)	376,000	381,926
Airbus SE
3.15%, 04/10/2027(3)	736,000	768,589
3.95%, 04/10/2047(3)	150,000	173,444
Allegion US Holding Co., Inc.
3.20%, 10/01/2024	2,000,000	2,028,587
Amphenol Corp.
3.20%, 04/01/2024	8,135,000	8,417,686
Arrow Electronics, Inc.
3.50%, 04/01/2022	965,000	984,831
4.50%, 03/01/2023	183,000	192,536
3.25%, 09/08/2024	219,000	222,631
3.88%, 01/12/2028	221,000	226,595

Aviation Capital Group LLC
3.88%, 05/01/2023(3)	780,000	806,670
3.50%, 11/01/2027(3)	700,000	698,003
BAE Systems Holdings, Inc.
3.80%, 10/07/2024(3)	770,000	808,769
BAE Systems Plc
5.80%, 10/11/2041(3)	400,000	527,698
Boeing Co.
3.30%, 03/01/2035	1,410,000	1,418,036
3.95%, 08/01/2059	7,740,000	8,529,632
Burlington Northern Santa Fe LLC
3.00%, 03/15/2023	206,000	212,346
6.70%, 08/01/2028	62,000	82,130
7.29%, 06/01/2036	134,000	201,138
6.15%, 05/01/2037	320,000	450,465
5.75%, 05/01/2040	373,000	502,062
5.40%, 06/01/2041	542,000	705,100
4.38%, 09/01/2042	462,000	537,850
5.15%, 09/01/2043	389,000	498,156
4.05%, 06/15/2048	1,000,000	1,147,972
3.55%, 02/15/2050	5,189,000	5,506,555
Canadian Pacific Railway Co.
4.50%, 01/15/2022	1,200,000	1,257,395
2.90%, 02/01/2025	644,000	661,416
7.13%, 10/15/2031	155,000	219,192
6.13%, 09/15/2115	678,000	1,014,471
Carlisle Cos, Inc.
3.50%, 12/01/2024	3,025,000	3,140,423
Caterpillar Financial Services Corp.
2.75%, 08/20/2021	420,000	425,564
1.93%, 10/01/2021	445,000	443,613
2.85%, 06/01/2022	446,000	456,344
3.45%, 05/15/2023	650,000	681,778
3.75%, 11/24/2023	2,175,000	2,319,344
3.25%, 12/01/2024	1,429,000	1,501,495

Caterpillar, Inc.
2.60%, 06/26/2022	220,000	223,535
3.25%, 09/19/2049	3,884,000	4,041,236
CH Robinson Worldwide, Inc.
4.20%, 04/15/2028	6,000,000	6,623,556
CRH America Finance, Inc.
3.40%, 05/09/2027(3)	200,000	206,611
CRH America, Inc.
3.88%, 05/18/2025(3)	354,000	376,027
5.13%, 05/18/2045(3)	230,000	270,239
CSX Corp.
5.50%, 04/15/2041	402,000	507,727
4.75%, 05/30/2042	175,000	204,730
4.75%, 11/15/2048	1,510,000	1,821,875
3.35%, 09/15/2049	305,000	298,191
4.65%, 03/01/2068	2,000,000	2,300,174
Deere & Co.
2.88%, 09/07/2049	3,745,000	3,656,720
Eaton Corp.
7.63%, 04/01/2024	206,000	240,679
4.00%, 11/02/2032	143,000	163,942
5.80%, 03/15/2037	500,000	617,740
Embraer Netherlands Finance BV
5.05%, 06/15/2025	3,475,000	3,800,816
Embraer Overseas Ltd.
5.70%, 09/16/2023(3)	4,000,000	4,415,000
FedEx Corp.
4.95%, 10/17/2048	3,000,000	3,329,703
FLIR Systems, Inc.
3.13%, 06/15/2021	3,025,000	3,057,677
General Electric Co.
2.10%, 12/11/2019	152,000	151,879
5.50%, 01/08/2020	581,000	585,511

2.20%, 01/09/2020	161,000	160,808
5.55%, 05/04/2020	191,000	193,746
4.38%, 09/16/2020	5,743,000	5,842,140
5.30%, 02/11/2021	184,000	190,105
4.65%, 10/17/2021	514,000	534,596
3.15%, 09/07/2022	7,800,000	7,925,646
2.70%, 10/09/2022	2,341,000	2,347,060
5.55%, 01/05/2026	1,384,000	1,565,401
5.88%, 01/14/2038	289,000	347,182
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/2019(3)	148,000	149,170
Illinois Tool Works, Inc.
4.88%, 09/15/2041	87,000	112,126
3.90%, 09/01/2042	1,267,000	1,479,359
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/2020	360,000	360,652
JB Hunt Transport Services, Inc.
3.85%, 03/15/2024	650,000	686,898
3.88%, 03/01/2026	1,380,000	1,463,276
John Deere Capital Corp.
2.45%, 09/11/2020	335,000	336,461
3.15%, 10/15/2021	257,000	262,805
2.70%, 01/06/2023	619,000	633,138
2.80%, 01/27/2023	373,000	383,781
2.65%, 06/24/2024	1,000,000	1,027,338
2.25%, 09/14/2026	970,000	968,676
2.80%, 09/08/2027	700,000	722,221
Johnson Controls International Plc
3.75%, 12/01/2021	12,000	12,275
4.95%, 07/02/2064(1)	928,000	979,381
Keysight Technologies, Inc.
4.60%, 04/06/2027	8,000,000	8,805,047
L3Harris Technologies, Inc.
3.83%, 04/27/2025	1,820,000	1,943,910
4.85%, 04/27/2035	1,000,000	1,184,396

Lockheed Martin Corp.
2.50%, 11/23/2020	103,000	103,452
3.10%, 01/15/2023	346,000	356,831
4.07%, 12/15/2042	462,000	533,373
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	1,705,000	1,824,432
3.45%, 06/01/2027	811,000	825,748
3.50%, 12/15/2027	6,165,000	6,327,625
6.25%, 05/01/2037	107,000	128,666
Masco Corp.
6.50%, 08/15/2032	1,240,000	1,520,739
Mexico City Airport Trust
3.88%, 04/30/2028(3)	3,950,000	3,875,938
5.50%, 07/31/2047(3)	2,102,000	2,084,974
Norfolk Southern Corp.
3.25%, 12/01/2021	570,000	581,847
2.90%, 02/15/2023	294,000	300,197
5.59%, 05/17/2025	6,000	6,923
7.80%, 05/15/2027	1,705,000	2,283,346
3.95%, 10/01/2042	332,000	359,692
4.80%, 08/15/2043	1,273,000	1,493,344
4.05%, 08/15/2052	1,100,000	1,215,827
Northrop Grumman Corp.
3.20%, 02/01/2027	849,000	888,659
3.25%, 01/15/2028	250,000	262,432
3.85%, 04/15/2045	195,000	214,904
Northrop Grumman Systems Corp.
7.75%, 02/15/2031	206,000	299,557
nVent Finance Sarl
4.55%, 04/15/2028	3,625,000	3,786,625
Pactiv LLC
7.95%, 12/15/2025	34,000	37,060

Parker-Hannifin Corp.
3.30%, 11/21/2024	149,000	155,694
4.45%, 11/21/2044	333,000	386,122
4.10%, 03/01/2047	583,000	650,113
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.70%, 03/14/2023(3)	220,000	221,752
4.13%, 08/01/2023(3)	2,011,000	2,128,306
3.95%, 03/10/2025(3)	7,000,000	7,394,733
Precision Castparts Corp.
4.20%, 06/15/2035	75,000	83,659
4.38%, 06/15/2045	415,000	492,566
Republic Services, Inc.
3.55%, 06/01/2022	496,000	513,545
2.90%, 07/01/2026	245,000	252,122
Rockwell Collins, Inc.
3.20%, 03/15/2024	409,000	424,843
4.35%, 04/15/2047	259,000	303,107
Roper Technologies, Inc.
3.00%, 12/15/2020	208,000	209,831
Ryder System, Inc.
2.50%, 05/11/2020	1,020,000	1,021,751
2.88%, 09/01/2020	345,000	347,243
Siemens Financieringsmaatschappij NV
2.90%, 05/27/2022(3)	553,000	564,295
3.13%, 03/16/2024(3)	800,000	834,737
2.35%, 10/15/2026(3)	700,000	697,664
4.40%, 05/27/2045(3)	513,000	608,223
3.30%, 09/15/2046(3)	980,000	985,172
Textron, Inc.
3.65%, 03/01/2021	11,600,000	11,821,436
3.65%, 03/15/2027	4,975,000	5,192,094
Timken Co.
3.88%, 09/01/2024	1,000,000	1,040,371
TTX Co.
3.60%, 01/15/2025(3)	2,000,000	2,115,570

Union Pacific Corp.
4.10%, 09/15/2067	200,000	211,427
United Parcel Service, Inc.
3.40%, 09/01/2049	3,153,000	3,205,308
United Technologies Corp.
3.65%, 08/16/2023	524,000	554,272
3.95%, 08/16/2025	2,455,000	2,687,560
6.13%, 07/15/2038	2,000,000	2,752,192
4.45%, 11/16/2038	455,000	541,721
4.50%, 06/01/2042	1,823,000	2,186,976
4.15%, 05/15/2045	785,000	902,234
3.75%, 11/01/2046	5,771,000	6,337,606
Vulcan Materials Co.
4.70%, 03/01/2048	2,054,000	2,253,197
Wabtec Corp.
4.38%, 08/15/2023	322,000	338,306
3.45%, 11/15/2026	5,000,000	5,054,063
Waste Management, Inc.
3.45%, 06/15/2029	940,000	1,013,846
WestRock MWV LLC
9.75%, 06/15/2020	17,000	17,821
8.20%, 01/15/2030	537,000	735,317
WRKCo, Inc.
3.00%, 09/15/2024	1,200,000	1,224,640
3.75%, 03/15/2025	1,300,000	1,368,628
Xylem, Inc.
3.25%, 11/01/2026	1,192,000	1,229,197

		226,487,271

Technology – 1.33%
Analog Devices, Inc.
3.13%, 12/05/2023	476,000	489,948
4.50%, 12/05/2036	1,020,000	1,114,341

Apple, Inc.
3.45%, 05/06/2024	795,000	846,468
2.85%, 05/11/2024	1,333,000	1,383,110
2.75%, 01/13/2025	1,000,000	1,034,910
3.20%, 05/13/2025	1,010,000	1,069,904
2.45%, 08/04/2026	1,111,000	1,127,594
3.35%, 02/09/2027	2,020,000	2,161,556
3.20%, 05/11/2027	743,000	788,079
3.00%, 06/20/2027	1,462,000	1,537,584
2.90%, 09/12/2027	1,643,000	1,712,282
2.20%, 09/11/2029	12,709,000	12,477,775
3.45%, 02/09/2045	1,357,000	1,444,103
3.85%, 08/04/2046	776,000	875,362
3.75%, 09/12/2047	2,300,000	2,561,633
2.95%, 09/11/2049	989,000	968,188
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.00%, 01/15/2022	3,000,000	3,029,112
3.63%, 01/15/2024	1,988,000	2,034,026
3.13%, 01/15/2025	7,000,000	6,950,031
3.88%, 01/15/2027	1,200,000	1,206,203
Broadcom, Inc.
3.13%, 04/15/2021(3)	5,120,000	5,168,960
3.13%, 10/15/2022(3)	3,945,000	3,994,665
4.75%, 04/15/2029(3)	4,880,000	5,158,098
Dell International LLC / EMC Corp.
5.45%, 06/15/2023(3)	5,000,000	5,444,615
6.02%, 06/15/2026(3)	2,361,000	2,662,469
8.35%, 07/15/2046(3)	2,019,000	2,661,690
DXC Technology Co.
4.25%, 04/15/2024	9,435,000	9,896,566
4.75%, 04/15/2027	1,500,000	1,569,185
7.45%, 10/15/2029	250,000	316,590
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	2,231,000	2,260,700
3.50%, 04/15/2023	1,281,000	1,336,200
3.88%, 06/05/2024	582,000	619,797
3.00%, 08/15/2026	1,300,000	1,339,178
4.75%, 05/15/2048	801,000	975,924

Fiserv, Inc.
4.75%, 06/15/2021	5,231,000	5,446,561
2.75%, 07/01/2024	4,235,000	4,307,427
3.85%, 06/01/2025	5,000,000	5,345,673
3.20%, 07/01/2026	890,000	922,035
4.40%, 07/01/2049	7,014,000	7,875,091
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022	7,500,000	7,944,989
IBM Credit LLC
2.65%, 02/05/2021	1,200,000	1,210,702
3.00%, 02/06/2023	1,700,000	1,749,118
International Business Machines Corp.
2.25%, 02/19/2021	1,670,000	1,678,697
3.30%, 05/15/2026	14,769,000	15,585,956
6.50%, 01/15/2028	120,000	153,943
3.50%, 05/15/2029	15,276,000	16,401,128
Microsoft Corp.
2.40%, 08/08/2026	600,000	612,085
3.30%, 02/06/2027	892,000	961,554
3.50%, 02/12/2035	318,000	351,614
4.20%, 11/03/2035	231,000	276,380
4.10%, 02/06/2037	1,468,000	1,741,146
4.50%, 10/01/2040	125,000	156,609
3.75%, 02/12/2045	7,945,000	9,105,175
4.45%, 11/03/2045	1,385,000	1,749,062
4.00%, 02/12/2055	1,513,000	1,804,548
3.95%, 08/08/2056	713,000	843,191
4.50%, 02/06/2057	1,286,000	1,677,349
NXP BV / NXP Funding LLC
5.35%, 03/01/2026(3)	6,656,000	7,462,255
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.30%, 06/18/2029(3)	4,361,000	4,664,467

Oracle Corp.
2.80%, 07/08/2021	766,000	777,532
2.40%, 09/15/2023	757,000	767,097
2.95%, 11/15/2024	1,500,000	1,557,013
2.95%, 05/15/2025	2,000,000	2,080,433
4.30%, 07/08/2034	3,581,000	4,166,941
3.90%, 05/15/2035	2,000,000	2,221,761
3.80%, 11/15/2037	600,000	658,869
5.38%, 07/15/2040	730,000	949,840
4.38%, 05/15/2055	400,000	472,379
Seagate HDD Cayman
4.75%, 06/01/2023	1,500,000	1,569,108
VMware, Inc.
2.95%, 08/21/2022	2,321,000	2,353,974
Xerox Corp.
2.75%, 09/01/2020	1,268,000	1,266,478

		207,085,026

Utilities – 3.30%
AEP Texas, Inc.
3.80%, 10/01/2047	3,715,000	4,055,856
AEP Transmission Co. LLC
4.00%, 12/01/2046	2,020,000	2,282,524
3.75%, 12/01/2047	2,600,000	2,838,581
4.25%, 09/15/2048	4,790,000	5,639,340
3.15%, 09/15/2049	1,330,000	1,306,714
Alabama Power Co.
2.80%, 04/01/2025	2,025,000	2,061,977
6.13%, 05/15/2038	219,000	305,935
4.10%, 01/15/2042	233,000	253,046
4.15%, 08/15/2044	205,000	232,712
3.75%, 03/01/2045	182,000	196,294
Ameren Corp.
2.50%, 09/15/2024	5,710,000	5,738,990

American Water Capital Corp.
3.85%, 03/01/2024	500,000	530,265
3.40%, 03/01/2025	592,000	621,608
6.59%, 10/15/2037	386,000	550,558
4.00%, 12/01/2046	2,350,000	2,585,703
Appalachian Power Co.
6.70%, 08/15/2037	430,000	600,257
Arizona Public Service Co.
3.35%, 06/15/2024	676,000	708,988
5.05%, 09/01/2041	349,000	433,134
3.75%, 05/15/2046	2,290,000	2,435,494
Atmos Energy Corp.
4.15%, 01/15/2043	830,000	939,132
4.13%, 10/15/2044	1,860,000	2,153,605
4.13%, 03/15/2049	1,600,000	1,853,246
3.38%, 09/15/2049	1,852,000	1,888,928
Ausgrid Finance Pty Ltd.
4.35%, 08/01/2028(3)	10,275,000	11,250,106
Avangrid, Inc.
3.15%, 12/01/2024	610,000	628,867
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	509,000	517,627
3.50%, 08/15/2046	375,000	389,633
3.20%, 09/15/2049	1,105,000	1,089,786
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	625,000	661,557
6.13%, 04/01/2036	366,000	507,025
Boston Gas Co.
4.49%, 02/15/2042(3)	253,000	294,417
Brooklyn Union Gas Co.
3.87%, 03/04/2029(3)	1,125,000	1,239,190
4.50%, 03/10/2046(3)	2,000,000	2,395,239
4.27%, 03/15/2048(3)	1,100,000	1,279,465
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/2048	717,000	818,751

CenterPoint Energy Resources Corp.
4.50%, 01/15/2021	158,000	161,684
China Southern Power Grid International Finance BVI Co. Ltd.
3.50%, 05/08/2027(3)	1,910,000	2,013,508
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028(3)	1,333,000	1,391,145
CMS Energy Corp.
3.88%, 03/01/2024	550,000	579,750
3.00%, 05/15/2026	110,000	112,822
2.95%, 02/15/2027	348,000	350,944
3.45%, 08/15/2027	350,000	368,340
Comision Federal de Electricidad
4.88%, 05/26/2021(3)	551,000	567,536
4.88%, 01/15/2024(3)	322,000	340,921
Commonwealth Edison Co.
3.65%, 06/15/2046	364,000	393,470
3.75%, 08/15/2047	1,000,000	1,097,165
4.00%, 03/01/2048	4,615,000	5,284,695
Connecticut Light & Power Co.
3.20%, 03/15/2027	600,000	634,457
4.00%, 04/01/2048	472,000	545,199
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/2040	318,000	425,713
3.85%, 06/15/2046	2,940,000	3,201,638
4.65%, 12/01/2048	5,900,000	7,303,118
4.30%, 12/01/2056	3,050,000	3,494,436
4.50%, 05/15/2058	538,000	638,606
Consumers Energy Co.
2.85%, 05/15/2022	155,000	158,153
3.25%, 08/15/2046	190,000	194,522
4.35%, 08/31/2064	191,000	225,955
Delmarva Power & Light Co.
4.00%, 06/01/2042	170,000	186,274
4.15%, 05/15/2045	1,600,000	1,833,209

Dominion Energy Gas Holdings LLC
2.50%, 12/15/2019	1,528,000	1,527,886
2.80%, 11/15/2020	264,000	265,820
4.60%, 12/15/2044	1,300,000	1,536,362
Dominion Energy Inc.
2.45%, 01/15/2023(3)	7,054,000	7,080,752
Dominion Energy, Inc.
2.75%, 09/15/2022	529,000	534,381
2.85%, 08/15/2026	304,000	306,693
5.25%, 08/01/2033	1,161,000	1,407,639
5.95%, 06/15/2035	3,306,000	4,180,189
7.00%, 06/15/2038	124,000	173,740
4.90%, 08/01/2041	212,000	250,893
DTE Electric Co.
2.65%, 06/15/2022	194,000	196,521
3.70%, 03/15/2045	463,000	504,047
DTE Energy Co.
2.40%, 12/01/2019	278,000	278,021
2.53%, 10/01/2024	8,047,000	8,071,844
Duke Energy Carolinas LLC
6.00%, 12/01/2028	235,000	294,574
6.00%, 01/15/2038	161,000	221,875
4.25%, 12/15/2041	141,000	162,717
Duke Energy Corp.
3.55%, 09/15/2021	306,000	313,192
3.75%, 09/01/2046	5,300,000	5,465,934
3.95%, 08/15/2047	6,740,000	7,218,645
Duke Energy Florida LLC
2.10%, 12/15/2019	470,500	470,382
Duke Energy Indiana LLC
6.35%, 08/15/2038	320,000	464,224
3.75%, 05/15/2046	600,000	645,040

Duke Energy Progress LLC
3.25%, 08/15/2025	158,000	166,664
4.10%, 05/15/2042	217,000	247,242
4.10%, 03/15/2043	181,000	204,402
4.38%, 03/30/2044	132,000	155,843
4.15%, 12/01/2044	129,000	147,732
4.20%, 08/15/2045	325,000	376,774
3.70%, 10/15/2046	506,000	543,992
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027(3)	1,675,000	1,709,535
Edison International
5.75%, 06/15/2027	6,596,000	7,413,313
EDP Finance BV
3.63%, 07/15/2024(3)	700,000	722,909
Electricite de France SA
4.75%, 10/13/2035(3)	5,000,000	5,661,382
6.00%, 01/22/2114(3)	1,035,000	1,254,767
Emera US Finance LP
2.70%, 06/15/2021	3,799,000	3,821,201
3.55%, 06/15/2026	3,895,000	4,079,741
Enel Finance International NV
2.65%, 09/10/2024(3)	2,940,000	2,943,486
4.63%, 09/14/2025(3)	530,000	578,954
3.63%, 05/25/2027(3)	12,505,000	12,978,401
3.50%, 04/06/2028(3)	5,845,000	5,986,388
4.88%, 06/14/2029(3)	215,000	244,052
6.00%, 10/07/2039(3)	307,000	383,628
4.75%, 05/25/2047(3)	5,575,000	6,309,144
Entergy Arkansas LLC
3.50%, 04/01/2026	307,000	326,657
Entergy Corp.
2.95%, 09/01/2026	310,000	314,852
Entergy Louisiana LLC
2.40%, 10/01/2026	650,000	649,496
3.12%, 09/01/2027	370,000	386,818
3.05%, 06/01/2031	440,000	456,113
4.00%, 03/15/2033	2,610,000	2,980,331

Entergy Mississippi LLC
2.85%, 06/01/2028	497,000	510,020
Entergy Texas, Inc.
4.50%, 03/30/2039	11,000,000	12,957,182
Evergy, Inc.
2.90%, 09/15/2029	2,190,000	2,173,083
Eversource Energy
2.75%, 03/15/2022	13,829,000	14,007,403
Exelon Corp.
3.50%, 06/01/2022	10,180,000	10,446,296
4.95%, 06/15/2035	1,500,000	1,756,394
5.10%, 06/15/2045	3,635,000	4,513,119
Exelon Generation Co. LLC
5.20%, 10/01/2019	4,525,000	4,525,000
3.40%, 03/15/2022	1,180,000	1,209,998
4.25%, 06/15/2022	313,000	327,754
6.25%, 10/01/2039	300,000	379,387
5.75%, 10/01/2041	192,000	229,781
FirstEnergy Corp.
4.25%, 03/15/2023	3,893,000	4,117,939
4.85%, 07/15/2047	263,000	312,572
FirstEnergy Transmission LLC
5.45%, 07/15/2044(3)	4,430,000	5,629,633
4.55%, 04/01/2049(3)	1,029,000	1,211,277
Florida Power & Light Co.
5.40%, 09/01/2035	700,000	882,583
5.95%, 02/01/2038	103,000	144,535
3.15%, 10/01/2049	3,984,000	4,043,397
Fortis, Inc.
2.10%, 10/04/2021	3,217,000	3,206,276
3.06%, 10/04/2026	2,291,000	2,328,491
Georgia Power Co.
2.65%, 09/15/2029	3,280,000	3,224,637

Indiana Michigan Power Co.
3.20%, 03/15/2023	991,000	1,023,993
Interstate Power & Light Co.
3.50%, 09/30/2049	3,186,000	3,207,292
Israel Electric Corp. Ltd.
9.38%, 01/28/2020(3)	4,648,000	4,747,700
ITC Holdings Corp.
2.70%, 11/15/2022	5,240,000	5,290,614
Jersey Central Power & Light Co.
4.30%, 01/15/2026(3)	740,000	810,205
6.15%, 06/01/2037	400,000	520,007
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/2042	432,958	511,390
Kansas City Power & Light Co.
3.15%, 03/15/2023	375,000	387,362
5.30%, 10/01/2041	1,032,000	1,336,297
4.20%, 03/15/2048	500,000	585,967
KeySpan Gas East Corp.
2.74%, 08/15/2026(3)	538,000	543,981
Massachusetts Electric Co.
4.00%, 08/15/2046(3)	624,000	683,322
Mega Advance Investments Ltd.
5.00%, 05/12/2021(3)	591,000	611,088
MidAmerican Energy Co.
3.50%, 10/15/2024	317,000	337,523
4.25%, 07/15/2049	3,508,000	4,225,249
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028(3)	9,900,000	10,916,326
National Rural Utilities Cooperative Finance Corp.
2.95%, 02/07/2024	341,000	352,731
3.05%, 04/25/2027	462,000	482,874
8.00%, 03/01/2032	791,000	1,179,962

Nevada Power Co.
3.70%, 05/01/2029	1,790,000	1,962,939
5.38%, 09/15/2040	261,000	324,944
5.45%, 05/15/2041	386,000	488,163
New England Power Co.
3.80%, 12/05/2047(3)	6,995,000	7,586,731
New York State Electric & Gas Corp.
3.25%, 12/01/2026(3)	804,000	835,900
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/2021	6,599,000	6,639,468
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/2020	15,940,000	16,119,377
2.90%, 04/01/2022	3,652,000	3,720,159
3.55%, 05/01/2027	403,000	427,224
Niagara Mohawk Power Corp.
3.51%, 10/01/2024(3)	258,000	272,180
NiSource, Inc.
2.65%, 11/17/2022	11,730,000	11,870,174
3.85%, 02/15/2023	283,000	295,142
2.95%, 09/01/2029	1,520,000	1,528,621
6.25%, 12/15/2040	550,000	725,523
5.80%, 02/01/2042	3,455,000	4,416,789
3.95%, 03/30/2048	4,480,000	4,743,140
Northern States Power Co.
6.25%, 06/01/2036	458,000	639,460
4.13%, 05/15/2044	1,480,000	1,711,084
3.60%, 09/15/2047	2,395,000	2,602,475
2.90%, 03/01/2050	1,560,000	1,509,393
NRG Energy, Inc.
4.45%, 06/15/2029(3)	1,155,000	1,203,637
Ohio Power Co.
4.15%, 04/01/2048	1,190,000	1,401,487
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	124,000	156,961
3.10%, 09/15/2049(3)	5,175,000	5,153,873

PECO Energy Co.
2.38%, 09/15/2022	578,000	582,528
4.15%, 10/01/2044	353,000	409,303
3.70%, 09/15/2047	2,120,000	2,322,308
3.90%, 03/01/2048	5,235,000	5,881,094
Pennsylvania Electric Co.
3.25%, 03/15/2028(3)	2,386,000	2,459,758
Pepco Holdings LLC
7.45%, 08/15/2032	222,000	305,954
Perusahaan Listrik Negara PT
5.50%, 11/22/2021(3)	1,959,000	2,076,540
4.88%, 07/17/2049(3)	1,001,000	1,087,919
Pinnacle West Capital Corp.
2.25%, 11/30/2020	3,954,000	3,951,284
PNM Resources, Inc.
3.25%, 03/09/2021	165,000	166,553
Potomac Electric Power Co.
6.50%, 11/15/2037	136,000	193,479
PPL Capital Funding, Inc.
4.00%, 09/15/2047	200,000	207,705
PPL Electric Utilities Corp.
2.50%, 09/01/2022	178,000	178,945
4.13%, 06/15/2044	208,000	237,736
3.00%, 10/01/2049	2,105,000	2,034,524
Progress Energy, Inc.
4.40%, 01/15/2021	390,000	399,185
3.15%, 04/01/2022	389,000	397,048
7.75%, 03/01/2031	3,023,000	4,311,476
PSEG Power LLC
5.13%, 04/15/2020	430,000	436,522
3.00%, 06/15/2021	2,310,000	2,333,462
Public Service Co. of Colorado
3.55%, 06/15/2046	353,000	369,280
4.10%, 06/15/2048	2,515,000	2,939,654

Public Service Co. of Oklahoma
4.40%, 02/01/2021	203,000	208,086
6.63%, 11/15/2037	649,000	905,595
Public Service Electric & Gas Co.
3.15%, 08/15/2024	1,000,000	1,042,666
5.38%, 11/01/2039	117,000	151,780
3.60%, 12/01/2047	1,605,000	1,734,812
Puget Energy, Inc.
3.65%, 05/15/2025	1,200,000	1,231,458
Puget Sound Energy, Inc.
3.25%, 09/15/2049	3,890,000	3,871,712
RGS I&M Funding Corp.
9.82%, 06/07/2022	85,737	93,530
San Diego Gas & Electric Co.
6.00%, 06/01/2026	213,000	253,766
5.35%, 05/15/2040	3,430,000	4,205,153
3.95%, 11/15/2041	310,000	325,353
4.30%, 04/01/2042	2,045,000	2,273,678
4.15%, 05/15/2048	1,693,000	1,929,106
Sempra Energy
4.05%, 12/01/2023	10,325,000	10,929,678
6.00%, 10/15/2039	4,463,000	5,743,581
Southern California Edison Co.
1.85%, 02/01/2022	120,000	118,065
3.50%, 10/01/2023	328,000	341,943
3.65%, 03/01/2028	1,200,000	1,284,284
6.05%, 03/15/2039	253,000	329,858
3.90%, 12/01/2041	392,000	395,912
4.05%, 03/15/2042	800,000	851,127
4.13%, 03/01/2048	3,278,000	3,566,029
4.88%, 03/01/2049	829,000	992,716
Southern Co.
3.25%, 07/01/2026	218,000	225,229

Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	530,000	541,301
2.45%, 10/01/2023	230,000	230,865
3.25%, 06/15/2026	225,000	231,989
5.88%, 03/15/2041	1,210,000	1,560,163
4.40%, 06/01/2043	160,000	178,950
3.95%, 10/01/2046	282,000	296,247
Southern Power Co.
5.15%, 09/15/2041	746,000	851,475
Southwest Gas Corp.
3.80%, 09/29/2046	508,000	540,714
Southwestern Public Service Co.
4.50%, 08/15/2041	350,000	413,293
Talent Yield Investments Ltd.
4.50%, 04/25/2022(3)	715,000	742,417
Tampa Electric Co.
4.45%, 06/15/2049	2,500,000	3,019,801
Toledo Edison Co.
6.15%, 05/15/2037	680,000	927,170
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	371,000	408,892
Union Electric Co.
2.95%, 06/15/2027	715,000	741,690
3.65%, 04/15/2045	1,370,000	1,457,927
Virginia Electric & Power Co.
2.75%, 03/15/2023	159,000	162,321
3.45%, 02/15/2024	191,000	199,850
3.50%, 03/15/2027	4,955,000	5,302,135
3.80%, 04/01/2028	1,370,000	1,502,140
4.65%, 08/15/2043	3,500,000	4,192,434
4.45%, 02/15/2044	126,000	148,072
4.60%, 12/01/2048	1,705,000	2,094,664
Vistra Operations Co. LLC
3.55%, 07/15/2024(3)	5,061,000	5,095,128
WEC Energy Group, Inc.
3.55%, 06/15/2025	865,000	919,906

Westar Energy, Inc.
4.13%, 03/01/2042	4,175,000	4,721,529
Wisconsin Electric Power Co.
3.10%, 06/01/2025	285,000	294,978
Xcel Energy, Inc.
2.40%, 03/15/2021	7,410,000	7,443,555
3.35%, 12/01/2026	5,105,000	5,385,146
6.50%, 07/01/2036	131,000	181,276

		513,701,884

Total Corporate Bonds (Cost: $4,439,060,226)		4,700,312,345

Government Related – 18.69%
Abu Dhabi Government International Bond
2.13%, 09/30/2024(3)	15,298,000	15,206,212
3.13%, 09/30/2049(3)	6,869,000	6,654,344
Alabama Economic Settlement Authority
4.26%, 09/15/2032	610,000	693,826
American Municipal Power, Inc.
7.50%, 02/15/2050	1,350,000	2,183,503
Atlanta Independent School System
5.56%, 03/01/2026	535,000	639,041
Bay Area Toll Authority
2.57%, 04/01/2031	6,700,000	6,779,998
6.26%, 04/01/2049	1,650,000	2,577,630
California Qualified School Bond Joint Powers Authority
7.16%, 03/01/2027	805,000	977,278
CDP Financial, Inc.
4.40%, 11/25/2019(3)	310,000	310,946
City of Houston TX Combined Utility System Revenue
3.83%, 05/15/2028	1,850,000	2,031,688
City of Los Angeles Department of Airports
6.58%, 05/15/2039	1,650,000	2,237,086
Clark County School District
5.51%, 06/15/2024	3,000,000	3,296,130

Colombia Government International Bond
4.38%, 07/12/2021	1,000,000	1,035,010
4.00%, 02/26/2024	737,000	776,798
4.50%, 01/28/2026	1,192,000	1,301,664
7.38%, 09/18/2037	2,150,000	3,061,084
5.63%, 02/26/2044	200,000	250,002
5.00%, 06/15/2045	842,000	986,411
Corp. Andina de Fomento
2.13%, 09/27/2021	3,235,000	3,216,690
3.25%, 02/11/2022	1,230,000	1,252,570
4.38%, 06/15/2022	2,735,000	2,878,068
2.75%, 01/06/2023	1,125,000	1,133,629
County of Cuyahoga OH
9.13%, 10/01/2023	105,000	117,878
CPPIB Capital, Inc.
2.75%, 11/02/2027(3)	750,000	795,625
District of Columbia Water & Sewer Authority
4.81%, 10/01/2114	875,000	1,234,476
Eaton Community City School District
5.39%, 08/25/2027	275,000	278,828
Export-Import Bank of India
3.88%, 02/01/2028(3)	3,480,000	3,674,640
Export-Import Bank of Korea
2.25%, 01/21/2020	1,800,000	1,800,414
Fannie Mae Principal Strip
0.00%, 05/15/2030	929,000	740,785
Federal Home Loan Banks
4.00%, 10/24/2029	2,000,000	2,323,187
Federal Home Loan Mortgage Corp.
6.25%, 07/15/2032	3,709,000	5,477,278
Federal National Mortgage Association
0.00%, 10/09/2019	730,000	729,618
2.25%, 04/12/2022	6,542,000	6,646,766
2.38%, 01/19/2023	3,040,000	3,112,769

2.50%, 02/05/2024	3,495,000	3,627,744
2.63%, 09/06/2024	5,221,000	5,470,688
1.88%, 09/24/2026	725,000	733,533
6.25%, 05/15/2029(7)	1,285,000	1,777,006
7.13%, 01/15/2030(7)	1,500,000	2,228,717
6.63%, 11/15/2030(7)	2,300,000	3,369,141
Finnvera OYJ
2.38%, 06/04/2025(3)	600,000	615,632
Hashemite Kingdom of Jordan Government AID Bond
3.00%, 06/30/2025	2,695,000	2,875,051
Hydro-Quebec
9.40%, 02/01/2021	186,000	203,631
8.40%, 01/15/2022	826,000	941,653
8.05%, 07/07/2024	638,000	811,742
Indonesia Government International Bond
5.88%, 01/15/2024(3)	1,300,000	1,462,219
4.45%, 02/11/2024	1,130,000	1,210,284
4.13%, 01/15/2025(3)	1,325,000	1,409,923
Iowa Tobacco Settlement Authority
6.50%, 06/01/2023	675,000	685,402
Israel Government AID Bond
0.00%, 11/01/2019	345,000	344,354
0.00%, 09/15/2023	1,837,000	1,704,967
0.00%, 11/01/2023	413,000	382,398
0.00%, 08/15/2024	1,500,000	1,364,113
0.00%, 11/01/2024	1,000,000	906,128
0.00%, 11/01/2024	17,739,000	16,077,856
0.00%, 11/15/2024	2,299,000	2,082,061
0.00%, 08/15/2025	2,500,000	2,223,851
0.00%, 11/15/2026	258,000	223,625
5.50%, 09/18/2033	619,000	866,233
Japan Bank for International Cooperation
3.38%, 10/31/2023	1,400,000	1,480,160

Japan Finance Organization for Municipalities
2.00%, 09/08/2020(3)	1,600,000	1,597,855
2.13%, 04/13/2021(3)	400,000	400,784
2.63%, 04/20/2022(3)	6,000,000	6,099,576
3.25%, 04/24/2023(3)	1,000,000	1,043,579
2.13%, 10/25/2023(3)	3,400,000	3,418,902
1.75%, 09/05/2024(3)	200,000	198,057
Korea Gas Corp.
4.25%, 11/02/2020(3)	279,000	284,566
Los Angeles Department of Water & Power Power System Revenue
6.60%, 07/01/2050	2,400,000	3,983,832
Mexico Government International Bond
3.60%, 01/30/2025	868,000	901,418
4.13%, 01/21/2026	1,014,000	1,074,850
3.75%, 01/11/2028	3,517,000	3,622,510
4.75%, 03/08/2044	450,000	487,125
4.60%, 01/23/2046	1,494,000	1,590,946
4.35%, 01/15/2047	42,000	43,361
4.60%, 02/10/2048	1,482,000	1,583,902
5.75%, 10/12/2110	588,000	675,471
New Hampshire Housing Finance Authority
3.05%, 01/01/2021	95,000	96,159
3.75%, 07/01/2034	110,000	111,823
New Jersey Transportation Trust Fund Authority
5.75%, 12/15/2028	5,010,000	5,848,724
New Jersey Turnpike Authority
7.10%, 01/01/2041	5,870,000	9,207,330
New York State Dormitory Authority
5.60%, 03/15/2040	260,000	342,657
New York State Urban Development Corp.
5.84%, 03/15/2040	2,000,000	2,618,240
North American Development Bank
4.38%, 02/11/2020	2,500,000	2,514,783
2.40%, 10/26/2022	2,595,000	2,618,887

North Carolina Housing Finance Agency
3.00%, 01/01/2033	2,405,000	2,412,961
North Carolina State Education Assistance Authority
0.00% (3 Month LIBOR USD + 0.80%), 07/25/2036(2)(8)	8,600,000	8,514,344
Ohio State University
4.05%, 12/01/2056	406,000	489,299
4.80%, 06/01/2111	1,102,000	1,465,880
Ontario Teachers’ Finance Trust
2.75%, 04/16/2021(3)	1,000,000	1,013,420
Panama Government International Bond
4.50%, 04/16/2050	1,610,000	1,907,866
Peruvian Government International Bond
5.63%, 11/18/2050	190,000	278,352
Port Authority of New York & New Jersey
5.65%, 11/01/2040	1,260,000	1,734,516
5.65%, 11/01/2040	435,000	598,821
4.46%, 10/01/2062	2,065,000	2,625,503
Province of Alberta Canada
2.20%, 07/26/2022	1,170,000	1,183,103
3.30%, 03/15/2028	4,955,000	5,454,181
Province of Manitoba Canada
2.60%, 04/16/2024	110,000	113,854
2.13%, 06/22/2026	400,000	404,997
Province of Ontario Canada
3.40%, 10/17/2023	1,030,000	1,094,226
Province of Quebec Canada
2.75%, 04/12/2027	2,160,000	2,285,794
Qatar Government International Bond
5.10%, 04/23/2048(3)	3,140,000	4,011,350
4.82%, 03/14/2049(3)	2,701,000	3,341,288
Republic of South Africa Government International Bond
5.88%, 09/16/2025	403,000	438,940
Residual Funding Corp. Principal Strip
0.00%, 10/15/2019	1,377,000	1,375,963

Resolution Funding Corp. Interest Strip
0.00%, 01/15/2026	1,460,000	1,288,027
0.00%, 10/15/2027	1,295,000	1,098,051
Rhode Island Housing & Mortgage Finance Corp.
4.00%, 10/01/2023	3,460,000	3,568,609
Romanian Government International Bond
6.75%, 02/07/2022	250,000	274,779
5.13%, 06/15/2048(3)	5,000,000	5,781,490
Saudi Government International Bond
2.88%, 03/04/2023(3)	5,560,000	5,645,902
4.00%, 04/17/2025(3)	3,200,000	3,427,520
State of California
7.50%, 04/01/2034	5,540,000	8,537,528
7.30%, 10/01/2039	275,000	430,419
State of Illinois
5.00%, 10/01/2022	685,000	738,670
5.00%, 11/01/2022	10,340,000	11,132,975
5.10%, 06/01/2033	5,585,000	6,049,337
Tennessee Valley Authority
2.88%, 02/01/2027	1,000,000	1,062,347
7.13%, 05/01/2030	1,615,000	2,387,671
5.88%, 04/01/2036	2,967,000	4,305,938
5.50%, 06/15/2038	57,000	81,791
4.63%, 09/15/2060	1,308,000	1,907,113
4.25%, 09/15/2065	1,720,000	2,382,002
Tennessee Valley Authority Generic Strip
0.00%, 07/15/2028	2,000,000	1,639,717
0.00%, 03/15/2032	1,514,000	1,118,892
Tennessee Valley Authority Principal Strip
0.00%, 11/01/2025	1,847,000	1,633,790
0.00%, 06/15/2035	258,000	170,465
Three Rivers Local School District
5.21%, 09/15/2027	285,000	295,035
Tokyo Metropolitan Government
2.00%, 05/17/2021(3)	2,400,000	2,393,208
2.50%, 06/08/2022(3)	5,000,000	5,058,997
3.25%, 06/01/2023(3)	1,200,000	1,251,345

Turkey Government International Bond
7.00%, 06/05/2020	3,910,000	4,002,049
U.S. Treasury Inflation Indexed Bonds
1.38%, 01/15/2020(9)	352,385	351,311
0.13%, 01/15/2022(9)	2,518,837	2,494,915
1.75%, 01/15/2028(9)	734,820	826,359
3.63%, 04/15/2028(9)	1,654,532	2,124,237
2.50%, 01/15/2029(9)	493,543	596,747
U.S. Treasury Note
1.50%, 09/15/2022	12,748,000	12,724,595
1.38%, 08/31/2026	8,106,000	7,975,861
U.S. Treasury Note/Bond
3.50%, 05/15/2020	1,300,000	1,313,102
1.50%, 05/31/2020	2,375,000	2,369,155
2.63%, 08/15/2020	3,709,000	3,733,485
8.75%, 08/15/2020	6,304,000	6,676,330
1.38%, 08/31/2020	10,000,000	9,957,031
1.38%, 10/31/2020	1,050,000	1,045,119
2.63%, 11/15/2020	4,596,000	4,636,933
2.00%, 11/30/2020	1,000,000	1,002,148
1.13%, 02/28/2021	8,000,000	7,929,375
2.25%, 04/30/2021	1,800,000	1,814,414
2.63%, 05/15/2021	5,277,800	5,353,668
3.13%, 05/15/2021	4,592,000	4,693,168
8.13%, 05/15/2021	1,718,000	1,892,887
2.13%, 08/15/2021	2,805,000	2,827,572
1.50%, 08/31/2021	9,439,000	9,410,978
8.00%, 11/15/2021	4,414,000	4,993,337
1.50%, 01/31/2022	1,250,000	1,246,631
1.75%, 02/28/2022	30,000,000	30,094,922
1.75%, 03/31/2022	108,150,000	108,559,787
1.88%, 03/31/2022	60,175,000	60,586,353

1.88%, 04/30/2022	2,000,000	2,013,516
1.63%, 08/31/2022	10,750,000	10,759,658
2.13%, 12/31/2022	31,994,000	32,543,897
1.75%, 01/31/2023	12,000,000	12,064,219
2.63%, 02/28/2023	31,103,000	32,179,456
2.50%, 03/31/2023	22,082,000	22,778,963
1.75%, 05/15/2023	17,221,000	17,322,577
2.75%, 05/31/2023	26,626,000	27,733,683
2.63%, 06/30/2023	22,753,000	23,622,236
2.75%, 07/31/2023	22,957,000	23,955,988
1.38%, 08/31/2023	12,000,000	11,913,750
2.75%, 08/31/2023	20,436,000	21,349,234
2.88%, 09/30/2023	19,620,000	20,607,898
1.63%, 10/31/2023	25,000,000	25,057,617
2.88%, 10/31/2023	16,040,000	16,864,556
2.63%, 12/31/2023	14,830,000	15,471,282
2.50%, 01/31/2024	19,914,000	20,686,445
2.75%, 02/15/2024	1,000,000	1,049,766
2.13%, 02/29/2024	10,842,000	11,100,344
2.38%, 02/29/2024	24,721,000	25,579,475
2.13%, 03/31/2024	18,758,000	19,213,761
2.25%, 04/30/2024	12,723,000	13,108,169
2.50%, 05/15/2024	74,963,000	78,061,080
2.00%, 05/31/2024	5,272,000	5,378,058
1.75%, 06/30/2024	10,081,000	10,168,027
2.00%, 06/30/2024	543,000	553,605
1.75%, 07/31/2024	13,890,000	14,015,336
2.38%, 08/15/2024	20,000,000	20,750,000
1.25%, 08/31/2024	22,103,000	21,796,494
1.50%, 09/30/2024	20,688,000	20,638,704
2.25%, 11/15/2024	20,529,000	21,205,815
2.88%, 04/30/2025	840,000	897,356
2.13%, 05/15/2025	37,000,000	38,050,742
2.88%, 05/31/2025	5,392,000	5,763,964

2.00%, 08/15/2025	150,100	153,442
2.25%, 11/15/2025	103,296,000	107,129,251
1.88%, 07/31/2026	13,793,000	14,020,369
2.00%, 11/15/2026	17,000,000	17,433,633
2.25%, 11/15/2027	39,300,000	41,113,019
3.13%, 11/15/2028	59,050,000	66,311,305
1.63%, 08/15/2029	30,962,000	30,827,751
4.75%, 02/15/2037	37,619,000	53,940,650
5.00%, 05/15/2037	8,604,000	12,696,950
3.50%, 02/15/2039	54,994,100	68,933,815
4.38%, 11/15/2039(7)	17,169,000	24,100,313
4.63%, 02/15/2040	3,000,000	4,345,195
4.38%, 05/15/2040	7,600,000	10,696,406
3.88%, 08/15/2040	4,380,000	5,794,090
4.25%, 11/15/2040	4,500,000	6,249,375
4.75%, 02/15/2041	3,500,000	5,177,812
4.38%, 05/15/2041	1,500,000	2,121,680
2.75%, 08/15/2042	293,000	329,247
2.75%, 11/15/2042	1,200,000	1,347,516
3.13%, 02/15/2043	18,100,000	21,601,926
2.88%, 05/15/2043	170,150,000	195,213,893
3.63%, 08/15/2043	44,225,000	57,077,891
3.75%, 11/15/2043	48,150,000	63,379,318
3.63%, 02/15/2044	40,750,000	52,717,129
2.50%, 02/15/2045	76,500,000	82,380,937
3.00%, 05/15/2045	11,225,000	13,225,769
2.88%, 08/15/2045	7,800,000	8,994,984
2.25%, 08/15/2046	25,935,000	26,615,794
3.00%, 05/15/2047	13,861,000	16,437,197
2.75%, 08/15/2047	16,887,000	19,128,485
2.75%, 11/15/2047	16,648,000	18,871,418
3.00%, 02/15/2048	24,378,000	28,967,920
3.13%, 05/15/2048	26,063,000	31,704,214
3.38%, 11/15/2048	30,304,000	38,642,335

3.00%, 02/15/2049	19,434,000	23,190,228
2.88%, 05/15/2049	15,759,000	18,394,939
2.25%, 08/15/2049	185,000	190,456
U.S. Treasury Strip Coupon
0.00%, 08/15/2020	34,113,000	33,567,849
0.00%, 02/15/2021	16,205,000	15,820,546
0.00%, 05/15/2021	13,188,000	12,824,247
0.00%, 08/15/2021	9,469,000	9,175,298
0.00%, 11/15/2021	14,679,000	14,167,579
0.00%, 02/15/2022	33,917,000	32,604,736
0.00%, 05/15/2022	18,154,000	17,391,923
0.00%, 08/15/2022	4,975,000	4,750,031
0.00%, 11/15/2022	17,400,000	16,548,342
0.00%, 02/15/2023	61,562,000	58,311,425
0.00%, 05/15/2023	30,855,000	29,109,644
0.00%, 08/15/2023	22,550,000	21,196,695
0.00%, 11/15/2023	9,300,000	8,709,921
0.00%, 02/15/2024	6,124,000	5,712,569
0.00%, 05/15/2024	1,322,000	1,227,715
0.00%, 08/15/2024	1,834,000	1,696,077
0.00%, 11/15/2024	6,105,000	5,623,092
0.00%, 02/15/2025	799,000	732,169
0.00%, 05/15/2025	3,279,000	2,989,518
0.00%, 08/15/2027	4,314,000	3,772,096
0.00%, 11/15/2027	4,607,000	4,010,769
0.00%, 08/15/2030	2,210,000	1,813,050
0.00%, 11/15/2030	14,469,000	11,807,907
0.00%, 02/15/2031(7)	16,390,000	13,317,609
0.00%, 05/15/2031	14,225,000	11,481,612
0.00%, 08/15/2031	16,262,000	13,048,081
0.00%, 11/15/2031	13,399,000	10,689,362
0.00%, 02/15/2032	20,909,000	16,593,291
0.00%, 08/15/2032	10,925,000	8,565,102
0.00%, 02/15/2033	10,000,000	7,747,640

0.00%, 08/15/2033	4,212,000	3,223,911
0.00%, 11/15/2033	13,216,000	10,052,179
0.00%, 02/15/2034	17,759,000	13,426,671
0.00%, 05/15/2034	31,500,000	23,672,944
0.00%, 08/15/2034	6,895,000	5,148,857
0.00%, 11/15/2034	2,487,000	1,845,847
0.00%, 02/15/2035	1,824,000	1,345,409
0.00%, 05/15/2035	1,920,000	1,407,184
0.00%, 08/15/2035	175,000	127,524
0.00%, 05/15/2036	121,000	86,599
0.00%, 08/15/2041	1,225,000	767,117
University of Missouri
5.96%, 11/01/2039	3,445,000	4,543,059
University of Virginia
4.18%, 09/01/2117	1,540,000	1,926,432
3.23%, 09/01/2119	1,707,000	1,679,261
Uruguay Government International Bond
5.10%, 06/18/2050	1,600,000	1,900,016
4.98%, 04/20/2055	5,230,000	6,125,690
West Contra Costa Unified School District
6.25%, 08/01/2030	215,000	293,903
Westlake City School District
5.23%, 12/01/2026	430,000	446,125

Total Government Related (Cost: $2,695,250,412)		2,914,231,012

Mortgage-Backed Obligations – 36.44%
20 Times Square Trust 2018-20TS
3.20%, 05/15/2035(3)(4)	5,204,000	5,226,465
ACRC Holdings LLC
7.08% (1 Month LIBOR USD + 4.60%), 12/22/2021(2)(13)	6,515,000	6,515,000
Alternative Loan Trust 2003-22CB
6.00%, 12/25/2033	2,218,069	2,249,437
Alternative Loan Trust 2004-2CB
5.75%, 03/25/2034	570,477	609,158

Alternative Loan Trust 2004-8CB
2.29% (1 Month LIBOR USD + 0.27%, 0.27% Floor), 06/25/2034(2)	982,084	985,648
Alternative Loan Trust 2005-1CB
5.08% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 03/25/2035(2)(8)	166,332	24,316
Alternative Loan Trust 2005-20CB
2.73% (1 Month LIBOR USD + 4.75%, 4.75% Cap), 07/25/2035(2)(8)	552,051	65,958
Alternative Loan Trust 2005-22T1
3.05% (1 Month LIBOR USD + 5.07%, 5.07% Cap), 06/25/2035(2)(8)	669,503	93,853
Alternative Loan Trust 2005-28CB
5.50%, 08/25/2035	232,676	231,903
6.00%, 08/25/2035	8,146	5,792
Alternative Loan Trust 2005-37T1
3.03% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 09/25/2035(2)(8)	2,140,618	290,505
Alternative Loan Trust 2005-50CB
5.00%, 11/25/2020	9,703	9,711
Alternative Loan Trust 2005-54CB
2.83% (1 Month LIBOR USD + 4.85%, 4.85% Cap), 11/25/2035(2)(8)	912,176	122,723
5.50%, 11/25/2035	3,170	3,167
5.50%, 11/25/2035	230,887	219,493
Alternative Loan Trust 2005-64CB
5.50%, 12/25/2035	97,275	96,376
Alternative Loan Trust 2005-J1
3.08% (1 Month LIBOR USD + 5.10%, 5.10% Cap), 02/25/2035(2)(8)	45,188	612
Alternative Loan Trust 2006-28CB
6.00%, 10/25/2036	70,354	56,540
Alternative Loan Trust 2006-43CB
6.00%, 02/25/2022	6,451	6,461
Alternative Loan Trust 2006-7CB
5.25%, 05/25/2021	47,842	47,288
Alternative Loan Trust 2006-J5
3.99%, 07/25/2021(4)	17,521	16,872
American General Mortgage Loan Trust 2006-1
5.75%, 12/25/2035(3)(4)	4,351	4,526

Antler Mortgage Trust 2018-RTL1
4.34%, 07/25/2022(3)	13,580,000	13,655,635
Arivo 2018-1 A FRN
5.17%, 09/15/2019(13)	6,396,743	6,396,743
ASG Resecuritization Trust 2011-1
6.00%, 09/28/2036(3)	193,139	137,285
Assurant Commercial Mortgage Trust 2016-1
3.17%, 05/15/2049(3)	9,100,000	9,225,611
BAMLL Commercial Mortgage Securities Trust 2012-PARK
2.96%, 12/10/2030(3)	809,000	832,456
BAMLL Commercial Mortgage Securities Trust 2014-520M
4.35%, 08/15/2046(3)(4)	1,200,000	1,304,316
BAMLL Re-REMIC Trust 2013-FRR2
0.00%, 09/26/2022(3)	4,000,000	3,432,663
BAMLL Re-REMIC Trust 2014-FRR5
0.00%, 06/27/2045(3)	6,300,000	5,412,927
Banc of America Alternative Loan Trust 2005-10
5.25%, 11/25/2020	3,253	3,271
Banc of America Alternative Loan Trust 2005-11
5.50%, 12/25/2035	10,902	10,694
Banc of America Alternative Loan Trust 2005-5
5.50%, 06/25/2035	37,248	37,377
Banc of America Alternative Loan Trust 2005-9
5.50%, 10/25/2035	16,508	16,780
Banc of America Alternative Loan Trust 2006-5
6.00%, 06/25/2046	35,754	35,573
Banc of America Alternative Loan Trust 2007-1
5.36%, 04/25/2022(4)	27,772	27,619
Banc of America Commercial Mortgage Trust 2006-5
0.93%, 09/10/2047(3)(4)	164,772	3
Banc of America Funding 2004-1 Trust
0.00%, 03/25/2034	27,873	24,494
Banc of America Funding 2004-2 Trust
5.75%, 09/20/2034	2,128,465	2,296,122

Banc of America Funding 2004-C Trust
4.96%, 12/20/2034(4)	41,384	42,113
Banc of America Funding 2005-6 Trust
5.50%, 10/25/2035	28,415	27,706
Banc of America Funding 2005-7 Trust
0.00%, 11/25/2035	26,217	22,635
Banc of America Funding 2005-8 Trust
0.00%, 01/25/2036	9,034	6,988
Banc of America Funding 2005-C Trust
2.28% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.00% Cap), 05/20/2035(2)	2,226,558	2,224,921
Banc of America Funding 2005-E Trust
4.68%, 03/20/2035(4)	11,786	11,870
Banc of America Funding 2006-1 Trust
0.00%, 01/25/2036	16,637	12,194
Banc of America Mortgage 2003-C Trust
5.12%, 04/25/2033(4)	11,874	12,202
BANK 2017-BNK4
3.63%, 05/15/2050	6,790,000	7,369,014
BANK 2017-BNK8
3.49%, 11/15/2050	12,745,000	13,742,298
BANK 2017-BNK9
3.54%, 11/15/2054	6,100,000	6,603,675
BANK 2018-BNK13
4.22%, 08/15/2061(4)	3,582,000	4,073,142
BANK 2019-BNK18
3.58%, 05/15/2062	1,254,000	1,369,554
BANK 2019-BNK21
2.85%, 10/17/2052	2,648,000	2,727,374
BBCMS Mortgage Trust 2018-C2
4.05%, 12/15/2051	20,000,000	22,432,210
4.31%, 12/15/2051	2,652,000	3,034,127
BB-UBS Trust
2.89%, 06/05/2030(3)	568,000	567,642
BB-UBS Trust 2012-SHOW
3.43%, 11/05/2036(3)	4,602,000	4,844,703

BCAP LLC 2009-RR5 Trust
5.50%, 11/26/2034(3)(4)	65,676	66,146
BCAP LLC 2010-RR7 Trust
4.31%, 07/26/2045(3)(4)	243,837	244,672
Bear Stearns ALT-A Trust 2005-7
2.56% (1 Month LIBOR USD + 0.54%, 0.27% Floor, 11.50% Cap), 08/25/2035(2)	754,908	757,203
Bear Stearns ARM Trust 2003-2
4.73%, 01/25/2033(3)(4)	107,934	112,112
Bear Stearns ARM Trust 2003-7
4.56%, 10/25/2033(4)	9,672	9,867
Bear Stearns ARM Trust 2004-2
4.45%, 05/25/2034(4)	54,271	54,678
Bear Stearns ARM Trust 2006-1
4.91% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.90% Cap), 02/25/2036(2)	176,198	180,549
Bear Stearns Asset Backed Securities I Trust 2004-AC2
5.00%, 05/25/2034	19,074	19,855
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14
0.50%, 12/11/2038(3)(4)	619,379	973
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26
0.02%, 01/12/2045(3)(4)	10,889,687	6,231
Bellemeade Re 2018-1 Ltd.
3.62% (1 Month LIBOR USD + 1.60%), 04/25/2028(2)(3)	4,155,927	4,160,513
Bellemeade Re 2018-2 Ltd.
2.97% (1 Month LIBOR USD + 0.95%), 08/25/2028(2)(3)	1,328,166	1,328,556
3.37% (1 Month LIBOR USD + 1.35%), 08/25/2028(2)(3)	1,640,000	1,642,915
3.62% (1 Month LIBOR USD + 1.60%), 08/25/2028(2)(3)	1,350,000	1,352,565
Bellemeade Re 2018-3 Ltd.
3.22% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 10/25/2027(2)(3)	1,855,224	1,856,318
3.87% (1 Month LIBOR USD + 1.85%, 1.85% Floor), 10/25/2027(2)(3)	3,360,000	3,369,938
Bellemeade Re 2019-2 Ltd.
3.02% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 04/25/2029(2)(3)	7,970,000	7,971,552
Bellemeade Re 2019-3 Ltd.
3.12% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 07/25/2029(2)(3)	5,400,000	5,402,302
3.62% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 07/25/2029(2)(3)	3,600,000	3,603,669

Benchmark 2019-B13 Mortgage Trust
2.95%, 08/15/2057	2,643,000	2,741,613
CD 2006-CD3 Mortgage Trust
0.79%, 10/15/2048(3)(4)	2,382,172	17,822
CD 2007-CD4 Commercial Mortgage Trust
1.04%, 12/11/2049(3)(4)	30,703	728
CD 2019-CD8 Mortgage Trust
2.66%, 08/15/2057	20,000,000	20,253,762
2.91%, 08/15/2057	2,625,000	2,711,050
Chase Mortgage Finance Trust Series 2006-A1
4.30%, 09/25/2036(4)	125,630	120,314
Chase Mortgage Finance Trust Series 2007-A1
4.53%, 02/25/2037(4)	12,148	12,476
4.70%, 02/25/2037(4)	66,087	68,648
4.71%, 02/25/2037(4)	42,421	43,528
4.82%, 02/25/2037(4)	41,889	42,385
Chase Mortgage Finance Trust Series 2007-A2
4.40%, 07/25/2037(4)	55,670	56,283
4.79%, 07/25/2037(4)	39,042	40,013
CHL Mortgage Pass-Through Trust 2002-18
0.00%, 11/25/2032	12,323	11,561
CHL Mortgage Pass-Through Trust 2004-3
5.50%, 04/25/2034	29,520	30,540
5.75%, 04/25/2034	20,112	20,760
CHL Mortgage Pass-Through Trust 2004-5
5.50%, 06/25/2034	136,500	140,132
CHL Mortgage Pass-Through Trust 2004-7
4.60%, 06/25/2034(4)	7,882	8,218
CHL Mortgage Pass-Through Trust 2004-HYB1
4.12%, 05/20/2034(4)	11,849	12,035
CHL Mortgage Pass-Through Trust 2004-HYB3
3.83%, 06/20/2034(4)	62,342	63,940
CHL Mortgage Pass-Through Trust 2004-HYB6
4.11%, 11/20/2034(4)	37,965	38,987

CHL Mortgage Pass-Through Trust 2005-14
5.50%, 07/25/2035	22,771	20,151
CHL Mortgage Pass-Through Trust 2005-16
5.50%, 09/25/2035	11,274	10,451
CHL Mortgage Pass-Through Trust 2005-22
3.96%, 11/25/2035(4)	158,744	143,949
CIM Trust 2017-6
3.02%, 06/25/2057(3)(4)	4,605,769	4,622,822
CIM Trust 2017-8
3.00%, 12/25/2065(3)(4)	8,795,461	8,799,697
Citicorp Mortgage Securities Trust Series 2006-1
5.00%, 02/25/2021	2,732	2,902
Citicorp Mortgage Securities Trust Series 2006-4
6.00%, 08/25/2036	56,426	57,675
Citigroup Commercial Mortgage Trust 2014-GC19
3.75%, 03/10/2047	3,953,470	4,192,323
Citigroup Commercial Mortgage Trust 2014-GC21
3.58%, 05/10/2047	3,503,684	3,690,405
Citigroup Commercial Mortgage Trust 2014-GC23
3.36%, 07/10/2047	10,326,453	10,871,489
Citigroup Commercial Mortgage Trust 2015-GC29
2.94%, 04/10/2048	10,000,000	10,362,432
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%, 09/10/2058	717,000	775,111
Citigroup Commercial Mortgage Trust 2016-C1
2.94%, 05/10/2049	10,100,000	10,491,693
Citigroup Commercial Mortgage Trust 2016-C3
3.15%, 11/15/2049	2,764,000	2,911,594
Citigroup Commercial Mortgage Trust 2016-GC37
3.05%, 04/10/2049	13,750,000	14,320,904
Citigroup Commercial Mortgage Trust 2016-P6
3.72%, 12/10/2049(4)	2,783,000	3,033,003
Citigroup Commercial Mortgage Trust 2017-P7
3.44%, 04/14/2050	16,000,000	17,138,906

Citigroup Commercial Mortgage Trust 2017-P8
3.20%, 09/15/2050	21,000,000	22,200,589
Citigroup Commercial Mortgage Trust 2018-B2
3.74%, 03/10/2051	22,000,000	24,177,681
Citigroup Global Markets Mortgage Securities VII, Inc.
0.00%, 12/25/2018	146	127
7.00%, 06/25/2033(1)	15,904	16,254
4.31%, 09/25/2033(4)	56,579	57,968
Citigroup Mortgage Loan Trust 2009-10
4.32%, 09/25/2033(3)(4)	201,394	205,993
Citigroup Mortgage Loan Trust 2015-A
4.50%, 06/25/2058(3)(4)	446,046	473,991
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(3)(4)	2,210,924	2,213,425
Citigroup Mortgage Loan Trust, Inc.
0.00%, 09/25/2033	4,467	4,226
7.00%, 09/25/2033	3,330	3,395
0.00%, 10/25/2033	3,655	3,258
5.25%, 10/25/2033	22,032	22,727
4.58%, 08/25/2034(4)	14,489	14,338
3.32%, 02/25/2035(4)	22,334	19,369
5.50%, 05/25/2035	116,377	122,398
4.06%, 08/25/2035(4)	68,060	55,359
5.50%, 11/25/2035	3,136	3,147
6.00%, 11/25/2035	2,518,005	2,599,936
COBALT CMBS Commercial Mortgage Trust 2006-C1
1.01%, 08/15/2048(4)	467,746	2,699
COMM 2012-CCRE1 Mortgage Trust
3.39%, 05/15/2045	3,783,014	3,881,407
COMM 2012-CCRE2 Mortgage Trust
1.80%, 08/15/2045(4)	2,713,189	101,866
3.15%, 08/15/2045	9,614,464	9,828,484
COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(3)	516,000	552,760

COMM 2013-CCRE10 Mortgage Trust
3.92%, 08/10/2046	4,113,981	4,378,160
COMM 2013-CCRE11 Mortgage Trust
4.26%, 08/10/2050	8,100,000	8,695,451
COMM 2013-CCRE12 Mortgage Trust
3.77%, 10/10/2046	9,777,000	10,282,199
COMM 2013-CCRE7 Mortgage Trust
3.21%, 03/10/2046	1,570,314	1,619,925
COMM 2013-CCRE9 Mortgage Trust
4.02%, 07/10/2045	3,553,729	3,740,329
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035(3)(4)	708,000	726,723
COMM 2014-CCRE15 Mortgage Trust
2.93%, 02/10/2047	1,799,555	1,799,212
COMM 2014-CCRE16 Mortgage Trust
4.05%, 04/10/2047	2,535,000	2,721,901
COMM 2014-CCRE19 Mortgage Trust
3.80%, 08/10/2047	17,769,300	19,018,606
COMM 2014-CCRE20 Mortgage Trust
3.33%, 11/10/2047	12,000,000	12,621,306
COMM 2014-UBS4 Mortgage Trust
2.96%, 08/10/2047	417,527	418,833
COMM 2015-CCRE24 Mortgage Trust
3.43%, 08/10/2048	7,500,000	7,921,490
3.70%, 08/10/2048	770,833	828,104
COMM 2015-CCRE25 Mortgage Trust
3.51%, 08/10/2048	13,200,000	14,035,066
3.76%, 08/10/2048	2,437,000	2,624,088
COMM 2015-LC23 Mortgage Trust
3.77%, 10/10/2048	4,039,090	4,364,491
COMM 2016-CR28 Mortgage Trust
3.76%, 02/10/2049	4,205,375	4,549,399
COMM 2018-HOME Mortgage Trust
3.94%, 04/10/2033(3)(4)	8,245,000	9,037,236

Commercial Mortgage Trust 2006-GG7
5.83%, 07/10/2038(4)	55,560	55,869
Credit Suisse Commercial Mortgage Trust Series 2007-C2
0.04%, 01/15/2049(3)(4)	1,928,453	1
Credit Suisse First Boston Mortgage Securities Corp.
6.73%, 02/25/2033(4)	70,623	75,971
4.47%, 06/25/2033(4)	25,998	26,281
5.25%, 07/25/2033	1,504,382	1,536,226
5.25%, 09/25/2033	60,259	63,215
0.00%, 10/25/2033	43,567	37,455
4.44%, 03/25/2034(4)	1,171,484	1,204,614
CSAIL 2015-C4 Commercial Mortgage Trust
3.54%, 11/15/2048	7,500,000	7,996,771
CSAIL 2016-C7 Commercial Mortgage Trust
3.50%, 11/15/2049	1,882,000	2,008,416
CSAIL 2017-C8 Commercial Mortgage Trust
3.13%, 06/15/2050	15,525,000	16,237,285
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	2,653,000	2,825,665
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.25%, 11/25/2033	73,265	75,284
5.25%, 11/25/2033	38,738	40,144
5.75%, 11/25/2033	253,840	265,408
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-4
5.50%, 09/25/2034	44,296	45,799
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8
5.50%, 12/25/2034	96,315	99,901
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9
0.00%, 10/25/2035	17,729	14,354
5.50%, 10/25/2035	190,493	2,299
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-10
0.00%, 11/25/2035	8,825	6,386
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(3)	3,000,000	2,988,427

CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(3)	3,578,543	3,616,947
CSMC 2018-RPL9 Trust
3.85%, 09/25/2057(3)(4)	13,546,394	14,063,759
CSMC Series 2010-17R
4.44%, 06/26/2036(3)(4)	20,358	20,439
CSMCM 2018-RPL4 Trust
3.75%, 05/25/2058(3)	3,894,139	3,959,872
CSMCM 2018-RPL9 Trust
3.91%, 10/25/2058(3)(13)	3,413,865	3,401,025
DBJPM 16-C1 Mortgage Trust
3.02%, 05/10/2049	15,000,000	15,613,512
DBUBS 2011-LC2 Mortgage Trust
1.22%, 07/10/2044(3)(4)	2,275,420	29,152
Deephaven Residential Mortgage Trust 2017-1
3.49%, 12/26/2046(3)(4)	329,526	329,291
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-1
5.20%, 02/25/2020(4)	13,913	13,877
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-3
4.37%, 06/25/2020(4)	18,466	18,374
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4
6.15%, 04/25/2034(1)	181	184
Eagle RE 2018-1 Ltd.
3.72% (1 Month LIBOR USD + 1.70%, 1.70% Floor), 11/25/2028(2)(3)	3,936,133	3,945,733
Eagle RE 2019-1 Ltd.
3.27% (1 Month LIBOR USD + 1.25%), 04/25/2029(2)(3)	1,200,000	1,199,687
3.82% (1 Month LIBOR USD + 1.80%), 04/25/2029(2)(3)	1,440,000	1,445,510
Fannie Mae
4.00%, 10/01/2033(10)	55,000	57,221
3.50%, 10/01/2034(10)	10,000,000	10,342,969
2.50%, 10/01/2048(10)	10,695,000	10,787,119
3.00%, 10/01/2048(10)	34,555,000	35,081,424
3.50%, 10/01/2049(10)	16,965,000	17,405,692
4.00%, 10/01/2049(10)	2,550,000	2,646,422
4.50%, 10/01/2049(10)	2,185,000	2,300,907
5.00%, 10/01/2049(10)	8,325,000	8,917,831

Fannie Mae Grantor Trust 1999-T2
7.50%, 01/19/2039(4)	71,262	77,469
Fannie Mae Grantor Trust 2001-T3
7.50%, 11/25/2040	116,320	128,238
Fannie Mae Grantor Trust 2002-T16
7.00%, 07/25/2042	121,785	143,314
Fannie Mae Grantor Trust 2004-T1
6.50%, 01/25/2044	24,307	27,869
Fannie Mae Grantor Trust 2004-T2
4.65%, 07/25/2043(4)	110,473	116,315
7.50%, 11/25/2043	213,453	248,017
Fannie Mae Grantor Trust 2004-T3
10.33%, 01/25/2044(4)	24,500	29,439
6.50%, 02/25/2044	304,443	350,358
7.00%, 02/25/2044	125,598	146,718
Fannie Mae Grantor Trust 2017-T1
2.90%, 06/25/2027	6,535,840	6,835,527
Fannie Mae Interest Strip
4.50%, 11/25/2020	122	2
7.50%, 04/25/2023	566	58
9.00%, 03/25/2024	462	517
0.00%, 09/25/2024	47,299	45,545
0.00%, 01/25/2033	8,854	8,214
5.00%, 12/25/2033(4)	12,244	1,673
5.50%, 05/25/2036	46,514	9,617
5.50%, 08/25/2036	31,605	5,209
5.50%, 04/25/2037	14,659	2,390
6.00%, 01/25/2038	30,827	5,447
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/25/2042(2)	689,162	689,999
2.57% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2042(2)	1,712,787	1,720,025

Fannie Mae Pool
5.00%, 10/01/2019	1	1
4.50%, 11/01/2019	203	209
4.50%, 11/01/2019	208	215
4.48%, 12/01/2019	466,467	465,929
4.50%, 12/01/2019	65	65
4.28%, 01/01/2020	86,900	86,989
5.50%, 01/01/2020	47	47
4.37%, 02/01/2020	185,644	185,948
4.40%, 02/01/2020	556,228	558,621
5.50%, 03/01/2020	3	3
6.00%, 03/01/2020	141	141
4.38%, 04/01/2020	1,158,242	1,169,595
2.01%, 06/01/2020	9,288,000	9,260,811
5.50%, 06/01/2020	602	602
5.50%, 06/01/2020	4	4
3.74%, 07/01/2020	521,491	523,102
4.07%, 07/01/2020	2,913,582	2,943,503
5.50%, 07/01/2020	7	7
6.50%, 08/01/2020	206	206
3.59%, 10/01/2020	920,266	927,241
2.00%, 12/01/2020	1,548,000	1,548,254
3.54%, 12/01/2020	278,306	282,710
3.62%, 12/01/2020	789,945	789,212
3.70%, 12/01/2020	345,978	349,926
3.56%, 01/01/2021	939,375	954,822
3.87%, 01/01/2021	1,109,886	1,126,098
4.05%, 01/01/2021	482,000	489,796
4.28%, 01/01/2021	434,161	446,645
4.33%, 02/01/2021	465,599	475,190
6.00%, 03/01/2021	4,796	4,868
8.00%, 03/01/2021	19	19
4.25%, 04/01/2021	784,000	803,078
4.25%, 04/01/2021	1,032,000	1,058,178
4.30%, 04/01/2021	280,179	287,062
4.33%, 04/01/2021	675,164	691,906

6.00%, 04/01/2021	1,681	1,699
6.00%, 04/01/2021	1,921	1,937
3.97%, 06/01/2021	592,767	607,413
4.02%, 06/01/2021	691,000	708,823
4.10%, 06/01/2021	634,072	650,737
4.19%, 06/01/2021	512,632	526,736
4.26%, 06/01/2021	604,598	626,236
4.30%, 06/01/2021	1,177,340	1,218,637
4.34%, 06/01/2021	1,858,000	1,913,397
3.86%, 07/01/2021	889,194	911,688
3.94%, 07/01/2021	1,032,000	1,062,532
3.99%, 07/01/2021	228,878	235,022
4.06%, 07/01/2021	949,254	975,845
4.26%, 07/01/2021	2,148,465	2,214,393
4.31%, 07/01/2021	577,033	598,438
6.00%, 07/01/2021	285	286
4.05%, 08/01/2021	158,584	163,251
4.50%, 08/01/2021	2,838,000	2,941,457
6.00%, 08/01/2021	10,094	10,241
3.85%, 09/01/2021	802,737	825,752
3.92%, 09/01/2021	613,184	631,322
3.95%, 09/01/2021	615,823	639,501
3.40%, 10/01/2021	323,717	331,320
3.43%, 11/01/2021	927,639	951,496
5.00%, 11/01/2021	1,597	1,648
3.03%, 12/01/2021	877,681	894,157
3.31%, 12/01/2021	358,383	367,349
6.00%, 12/01/2021	4,678	4,743
2.97%, 01/01/2022	704,739	719,080
3.03%, 01/01/2022	782,150	798,622
3.09%, 01/01/2022	1,232,587	1,260,312
3.20%, 01/01/2022	790,014	809,580
3.06%, 02/01/2022	863,000	883,783
3.14%, 02/01/2022	442,347	453,287

2.75%, 03/01/2022	160,559	163,964
3.08%, 03/01/2022	386,858	398,666
3.14%, 03/01/2022	275,738	283,771
3.20% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 100.00% Cap), 03/01/2022(2)	877,477	879,371
3.21%, 03/01/2022	310,000	318,763
3.08%, 04/01/2022	950,572	978,561
6.50%, 04/01/2022	6,416	6,513
2.94%, 05/01/2022	980,243	1,006,211
3.02%, 05/01/2022	622,940	640,723
6.50%, 05/01/2022	1,923	2,142
2.60%, 06/01/2022	782,773	797,470
2.76%, 06/01/2022	1,597,852	1,632,307
2.67%, 07/01/2022	624,000	635,509
2.71%, 07/01/2022	961,538	983,519
2.82%, 07/01/2022	1,009,080	1,034,563
2.65%, 08/01/2022	1,032,000	1,051,293
4.03%, 09/01/2022	1,158,330	1,222,000
2.39%, 10/01/2022	603,888	610,930
2.64%, 10/01/2022	634,003	645,988
2.37%, 11/01/2022	446,578	451,768
2.38%, 11/01/2022	812,941	822,658
2.41%, 11/01/2022	146,690	148,568
2.44%, 11/01/2022	770,731	781,263
2.45%, 11/01/2022	1,401,000	1,424,168
2.55%, 11/01/2022	376,427	382,791
2.55%, 11/01/2022	1,178,419	1,198,341
7.50%, 11/01/2022	559	563
2.28%, 12/01/2022	965,752	974,867
2.32%, 12/01/2022	354,569	358,284
2.34%, 12/01/2022	2,228,224	2,253,115
2.38%, 12/01/2022	468,214	474,042
2.39%, 12/01/2022	993,017	1,005,561
2.42%, 12/01/2022	1,102,733	1,117,769
6.50%, 12/01/2022	6,804	7,582

2.33%, 01/01/2023	1,613,211	1,631,540
2.34%, 01/01/2023	1,287,275	1,302,276
2.37%, 01/01/2023	1,028,689	1,040,370
2.44% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 97.76% Cap), 01/01/2023(2)	1,479,547	1,474,556
2.45%, 01/01/2023	690,971	701,309
2.45%, 02/01/2023	1,290,000	1,311,130
6.00%, 02/01/2023	87,049	89,850
2.49%, 03/01/2023	757,210	770,255
2.50%, 04/01/2023	1,445,000	1,470,998
2.64%, 04/01/2023	335,749	343,343
2.71%, 04/01/2023	571,281	584,767
2.52%, 05/01/2023	3,302,000	3,365,440
5.00%, 05/01/2023	6,778	6,995
2.42%, 06/01/2023	845,039	857,836
2.77%, 06/01/2023	1,463,580	1,503,469
2.77%, 06/01/2023	910,133	935,612
2.64%, 07/01/2023	413,000	423,224
3.67%, 07/01/2023	4,850,000	5,152,978
3.74%, 07/01/2023	543,309	577,495
3.59%, 08/01/2023	1,135,000	1,204,245
3.38%, 12/01/2023	2,430,159	2,565,963
3.50%, 12/01/2023	2,210,162	2,346,459
3.45%, 01/01/2024	1,726,097	1,829,175
6.00%, 01/01/2024	27,419	28,577
6.00%, 01/01/2024	78,581	81,796
7.00%, 01/01/2024	246	264
6.50%, 02/01/2024	38,413	40,349
3.76%, 03/01/2024	1,265,000	1,363,381
8.00%, 05/01/2024	226	241
6.00%, 07/01/2024	19,475	20,354
6.50%, 07/01/2024	16,020	17,850
8.50%, 07/01/2024	812	881
5.00%, 08/01/2024	29,074	30,172
2.57% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 98.56% Cap), 09/01/2024(2)	3,498,559	3,483,744

7.50%, 10/01/2024	323	344
2.90%, 12/01/2024	2,000,000	2,094,165
2.92%, 12/01/2024	1,000,000	1,047,264
3.08%, 12/01/2024	1,871,558	1,970,463
3.11%, 12/01/2024	2,500,000	2,641,446
2.93%, 01/01/2025	1,883,565	1,971,926
3.64%, 01/01/2025	541,900	584,676
3.07%, 02/01/2025	4,995,000	5,234,526
2.70%, 04/01/2025	4,869,392	5,034,856
2.81%, 04/01/2025	2,900,000	3,020,303
6.50%, 04/01/2025	2,007	2,237
2.68%, 05/01/2025	1,847,681	1,908,175
8.50%, 05/01/2025	58	58
5.50%, 07/01/2025	41,448	44,784
3.10%, 09/01/2025	4,926,898	5,221,651
3.77%, 12/01/2025	3,459,650	3,773,360
3.50%, 01/01/2026	251,247	259,782
7.00%, 04/01/2026	4,467	4,594
6.00%, 07/01/2026	27,122	29,963
3.29%, 08/01/2026	3,000,000	3,236,050
3.29%, 08/01/2026	1,498,001	1,614,402
4.55%, 08/01/2026	896,257	1,003,673
4.76%, 08/01/2026	991,917	1,131,375
4.77%, 08/01/2026	631,035	719,904
6.50%, 08/01/2026	49,543	55,202
3.25%, 09/01/2026	1,474,661	1,585,199
3.68%, 09/01/2026	3,448,049	3,790,361
2.29%, 10/01/2026	10,166,768	10,319,049
3.24%, 10/01/2026	1,826,831	1,958,408
3.12%, 11/01/2026	969,953	1,035,265
3.14%, 12/01/2026	1,824,995	1,948,005
3.24%, 12/01/2026	1,500,000	1,609,183
3.26%, 12/01/2026	953,651	1,026,583
4.66%, 12/01/2026	1,079,989	1,210,488

3.25%, 02/01/2027	5,727,382	6,108,072
3.34%, 02/01/2027	1,500,000	1,621,597
2.91%, 03/01/2027	9,916,627	10,450,981
3.13%, 03/01/2027	6,835,000	7,293,960
3.50%, 03/01/2027	1,599,391	1,657,288
3.66%, 03/01/2027	2,312,654	2,523,836
8.00%, 03/01/2027	5,883	6,426
3.00%, 04/01/2027	498,510	512,008
3.03%, 04/01/2027	1,500,000	1,592,959
2.79%, 05/01/2027	2,000,000	2,091,894
2.81%, 05/01/2027	1,952,876	2,045,313
2.83%, 05/01/2027	8,000,000	8,396,310
3.00%, 05/01/2027	2,916,502	2,995,495
3.00%, 06/01/2027	2,000,000	2,123,256
8.00%, 06/01/2027	4,874	5,340
3.50%, 07/01/2027	2,166,549	2,252,875
6.00%, 07/01/2027	37,280	41,193
4.00%, 08/01/2027	3,631,502	3,785,063
2.50%, 09/01/2027	423,256	427,513
2.81% (11th District Cost of Funds Index + 1.25%, 1.88% Floor, 12.68% Cap), 09/01/2027(2)	3,291	3,312
7.00%, 09/01/2027	633	710
6.00%, 11/01/2027	16,997	18,783
2.50%, 12/01/2027	915,997	925,219
2.91%, 12/01/2027	9,400,000	9,935,491
6.00%, 12/01/2027	52,344	57,842
3.08%, 01/01/2028	8,000,000	8,520,590
3.10%, 01/01/2028	6,750,000	7,237,644
6.00%, 01/01/2028	89,947	99,395
2.50%, 04/01/2028	3,915,713	3,955,112
3.61%, 04/01/2028	2,992,752	3,300,652
5.00%, 05/01/2028	18,247	19,500
2.97%, 06/01/2028	3,102,429	3,275,951
3.57%, 06/01/2028	8,361,000	9,262,343
3.59%, 06/01/2028	8,000,000	8,875,193

8.00%, 06/01/2028	3,007	3,272
3.57%, 07/01/2028	9,858,435	10,878,085
9.50%, 07/01/2028	14	14
2.57%, 08/01/2028	5,400,000	5,566,305
2.64%, 08/01/2028	3,398,841	3,523,223
3.00%, 08/01/2028	1,273,682	1,308,133
3.53%, 08/01/2028	4,700,000	5,189,844
2.58%, 09/01/2028	3,830,000	3,952,707
2.59%, 09/01/2028	7,552,000	7,789,260
3.00%, 09/01/2028	1,967,267	2,024,681
8.00%, 09/01/2028	9,647	10,829
2.55%, 10/01/2028	9,300,000	9,574,668
2.62%, 10/01/2028	9,431,434	9,752,066
6.00%, 10/01/2028	66,248	73,202
8.00%, 11/01/2028	20,932	23,979
2.69%, 12/01/2028	4,567,000	4,751,863
3.00%, 12/01/2028	747,600	767,773
3.81%, 12/01/2028	7,000,000	7,897,761
6.00%, 12/01/2028	2,485	2,750
6.00%, 01/01/2029	3,294	3,701
7.00%, 01/01/2029	5,541	6,019
3.22%, 02/01/2029	9,000,000	9,733,388
3.28%, 02/01/2029	8,200,000	8,854,172
3.21%, 03/01/2029	10,000,000	10,817,643
3.30%, 03/01/2029	4,000,000	4,366,719
3.32%, 03/01/2029	2,882,943	3,130,250
4.06% (11th District Cost of Funds Index + 1.25%, 3.88% Floor, 13.50% Cap), 03/01/2029(2)	2,351	2,380
6.50%, 03/01/2029	13,392	14,924
3.26%, 04/01/2029	13,520,000	14,700,041
3.34%, 04/01/2029	5,003,485	5,319,334
3.20%, 06/01/2029	3,486,969	3,768,451
2.99%, 07/01/2029	9,677,000	10,327,652
3.02%, 07/01/2029	8,200,000	8,773,089
2.99%, 08/01/2029	7,240,000	7,725,866

4.50%, 08/01/2029	149,298	159,091
3.09%, 09/01/2029	7,484,000	8,069,071
4.50%, 09/01/2029	172,312	183,612
6.00%, 09/01/2029	45,393	50,157
2.90%, 10/01/2029	3,468,693	3,670,179
3.63%, 10/01/2029	1,390,891	1,544,684
6.50%, 11/01/2029	451,823	505,576
3.50%, 12/01/2029	3,340,414	3,475,721
3.23%, 01/01/2030	4,521,779	4,888,935
3.23%, 01/01/2030	7,590,000	8,237,618
4.50%, 01/01/2030	268,086	287,452
3.55%, 02/01/2030	1,500,000	1,665,367
2.50%, 04/01/2030	2,080,594	2,109,831
3.03%, 04/01/2030	3,500,000	3,743,849
3.08%, 04/01/2030	1,951,305	2,086,248
2.50%, 05/01/2030	2,569,151	2,598,214
2.92%, 05/01/2030	4,000,000	4,238,337
2.94%, 05/01/2030	2,500,000	2,651,447
3.00%, 05/01/2030	2,004,174	2,057,297
3.50%, 05/01/2030	635,498	661,782
2.96%, 06/01/2030	1,900,541	2,019,077
3.13%, 06/01/2030	1,000,000	1,078,029
3.20%, 06/01/2030	996,088	1,077,674
3.30%, 07/01/2030	1,005,000	1,102,235
3.34%, 07/01/2030	1,500,000	1,644,573
3.56%, 07/01/2030	8,484,000	9,471,771
3.68%, 07/01/2030	3,355,000	3,770,061
3.82%, 07/01/2030	8,317,000	9,437,790
3.85%, 07/01/2030	13,900,000	15,789,599
3.39%, 09/01/2030	1,863,748	2,037,981
3.26%, 10/01/2030	4,888,863	5,301,211
3.50%, 12/01/2030	2,044,622	2,122,627
3.00%, 02/01/2031	4,338,895	4,453,013
5.00%, 04/01/2031	116,998	125,893

2.00%, 08/01/2031	2,754,924	2,732,855
6.50%, 08/01/2031	10,027	11,640
2.50%, 11/01/2031	3,417,986	3,458,351
4.00%, 11/01/2031	4,624,278	4,898,917
6.50%, 02/01/2032	55,686	62,203
3.00%, 04/01/2032	124,133	127,251
3.32%, 04/01/2032	6,071,923	6,665,935
3.00%, 05/01/2032	805,336	825,567
3.00%, 06/01/2032	817,290	837,928
7.00%, 06/01/2032	4,942	5,231
3.00%, 07/01/2032	284,782	291,570
3.50%, 07/01/2032	129,203	134,458
3.22%, 09/01/2032	6,000,000	6,215,974
3.50%, 11/01/2032	929,914	973,214
5.50%, 11/01/2032	53,328	59,921
3.50%, 12/01/2032	294,038	303,991
3.50%, 12/01/2032	13,563,496	14,246,102
5.00%, 12/01/2032	613	625
6.00%, 12/01/2032	141,961	163,360
6.00%, 12/01/2032	23,647	26,605
3.19%, 01/01/2033	4,682,457	4,960,993
3.50%, 02/01/2033	561,473	580,557
3.50%, 02/01/2033	683,921	709,776
5.50%, 02/01/2033	1,747	1,944
7.00%, 02/01/2033	1,408	1,477
3.00%, 03/01/2033	8,874,127	9,095,284
3.50%, 03/01/2033	3,103,714	3,241,986
5.50%, 03/01/2033	74,251	83,043
6.00%, 03/01/2033	7,210	8,063
6.00%, 03/01/2033	3,345	3,712
6.00%, 03/01/2033	3,858	4,314
6.00%, 03/01/2033	1,128	1,246
6.00%, 03/01/2033	4,719	5,429
3.00%, 04/01/2033	7,038,412	7,213,450

5.50%, 04/01/2033	50,026	56,087
6.00%, 05/01/2033	19,680	22,637
3.50%, 06/01/2033	218,261	225,651
4.00%, 06/01/2033	1,500,553	1,577,066
5.00%, 06/01/2033	14,685	16,215
7.00%, 06/01/2033	84,837	98,595
3.72%, 07/01/2033	11,178,000	12,588,370
5.00%, 07/01/2033	16,744	18,479
5.00%, 07/01/2033	15,049	16,618
5.50%, 07/01/2033	13,608	15,382
4.31% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 9.24% Cap), 08/01/2033(2)	28,090	29,336
6.00%, 08/01/2033	4,419	4,890
3.80% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 9.27% Cap), 09/01/2033(2)	35,739	36,783
4.24% (1 Year LIBOR USD + 1.81%, 1.81% Floor, 9.13% Cap), 09/01/2033(2)	10,950	11,541
5.50%, 09/01/2033	189,681	208,475
6.00%, 09/01/2033	9,431	10,629
6.00%, 09/01/2033	14,046	15,446
3.50%, 10/01/2033	10,068,794	10,476,648
4.50%, 10/01/2033	4,384,345	4,713,284
4.36% (1 Year LIBOR USD + 1.49%, 1.49% Floor, 10.29% Cap), 11/01/2033(2)	31,139	32,462
4.50%, 11/01/2033	14,776	15,872
5.00%, 11/01/2033	4,818	5,320
5.00%, 11/01/2033	41,327	45,637
5.00%, 11/01/2033	3,208,051	3,542,452
5.50%, 11/01/2033	3,554	3,932
4.00%, 12/01/2033	48,739	50,834
5.50%, 12/01/2033	80,038	90,524
4.00%, 01/01/2034	2,295,789	2,415,512
4.61% (1 Year LIBOR USD + 1.65%, 1.65% Floor, 8.85% Cap), 01/01/2034(2)	9,987	10,447
5.50%, 01/01/2034	7,399	8,362
5.50%, 03/01/2034	7,071	7,753
5.00%, 04/01/2034	100,914	112,154
5.00%, 05/01/2034	32,951	36,388
4.80% (1 Year CMT Index + 2.30%, 2.30% Floor, 9.20% Cap), 06/01/2034(2)	33,745	35,736

4.41% (1 Year CMT Index + 2.05%, 2.05% Floor, 9.37% Cap), 07/01/2034(2)	2,704	2,755
2.50%, 08/01/2034	27,478,279	27,718,637
3.00%, 08/01/2034	9,016,775	9,223,058
3.66% (6 Month LIBOR USD + 1.20%, 1.20% Floor, 10.38% Cap), 08/01/2034(2)	30,713	31,404
3.75% (1 Year LIBOR USD + 1.62%, 1.62% Floor, 9.95% Cap), 08/01/2034(2)	14,767	15,376
4.11% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 10.00% Cap), 08/01/2034(2)	7,876	8,271
4.07% (1 Year LIBOR USD + 1.59%, 1.59% Floor, 11.00% Cap), 09/01/2034(2)	1,495	1,562
4.50%, 09/01/2034	26,989	28,767
5.50%, 09/01/2034	17,387	19,666
4.10% (1 Year LIBOR USD + 1.47%, 1.46% Floor, 10.13% Cap), 10/01/2034(2)	12,230	12,649
4.67% (1 Year CMT Index + 2.38%, 2.38% Floor, 10.16% Cap), 10/01/2034(2)	34,155	36,262
5.50%, 10/01/2034	31,270	33,004
3.57%, 11/01/2034	1,328,872	1,474,241
3.61%, 11/01/2034	1,377,510	1,549,027
4.47% (1 Year CMT Index + 2.00%, 2.00% Floor, 9.13% Cap), 11/01/2034(2)	5,930	6,243
4.61% (1 Year LIBOR USD + 1.73%, 1.73% Floor, 9.88% Cap), 11/01/2034(2)	7,436	7,822
6.00%, 11/01/2034	4,723	5,436
5.00%, 12/01/2034	26,540	29,305
4.14% (6 Month LIBOR USD + 1.51%, 1.51% Floor, 10.85% Cap), 01/01/2035(2)	178,481	184,369
4.62% (1 Year LIBOR USD + 1.50%, 1.50% Floor, 10.36% Cap), 01/01/2035(2)	10,041	10,445
5.00%, 01/01/2035	20,444	22,076
7.50%, 01/01/2035	38,127	44,585
3.95% (6 Month LIBOR USD + 1.54%, 1.55% Floor, 10.94% Cap), 02/01/2035(2)	6,531	6,746
5.00%, 02/01/2035	574,232	633,908
5.00%, 02/01/2035	2,876,733	3,176,127
5.50%, 02/01/2035	59,248	67,013
4.44% (1 Year LIBOR USD + 1.51%, 1.51% Floor, 9.70% Cap), 03/01/2035(2)	15,882	16,549
7.50%, 03/01/2035	41,566	49,039
3.45%, 04/01/2035	1,859,784	2,062,649
4.74% (1 Year CMT Index + 2.22%, 2.22% Floor, 9.57% Cap), 04/01/2035(2)	36,350	38,385
6.00%, 04/01/2035	88,282	101,600
4.24% (1 Year LIBOR USD + 1.36%, 1.27% Floor, 9.95% Cap), 05/01/2035(2)	18,064	18,649
4.52% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 10.89% Cap), 05/01/2035(2)	5,889	6,157
3.12%, 06/01/2035	3,400,000	3,621,837

5.00%, 06/01/2035	505,359	558,005
4.28% (1 Year CMT Index + 1.91%, 1.91% Floor, 10.34% Cap), 07/01/2035(2)	9,459	9,810
5.00%, 07/01/2035	15,655	17,267
5.00%, 07/01/2035	2,408,940	2,659,627
5.00%, 07/01/2035	2,725,574	3,009,203
4.14% (1 Year LIBOR USD + 1.39%, 1.39% Floor, 11.01% Cap), 08/01/2035(2)	1,972	2,024
4.02% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 10.40% Cap), 09/01/2035(2)	20,884	21,909
5.00%, 09/01/2035	56,816	63,312
4.95% (1 Year CMT Index + 2.47%, 2.47% Floor, 10.47% Cap), 10/01/2035(2)	47,936	50,681
5.00%, 10/01/2035	247,303	273,074
5.00%, 11/01/2035	557,740	615,927
5.50%, 12/01/2035	24,762	27,085
4.42% (12 Month U.S. Treasury Average + 1.98%, 1.98% Floor, 8.59% Cap), 01/01/2036(2)	95,818	100,858
4.81% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.67% Cap), 01/01/2036(2)	29,944	31,550
5.00%, 01/01/2036	47,168	52,107
6.50%, 01/01/2036	269,857	305,751
5.00%, 02/01/2036	37,324	41,224
5.20% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 10.93% Cap), 02/01/2036(2)	8,230	8,652
6.00%, 02/01/2036	4,630	5,096
7.00%, 02/01/2036	42,959	50,209
3.19%, 03/01/2036	2,602,971	2,814,399
5.06% (6 Month LIBOR USD + 2.50%, 2.50% Floor, 11.26% Cap), 03/01/2036(2)	260,163	278,197
7.00%, 03/01/2036	2,085	2,369
5.50%, 04/01/2036	66,148	74,809
6.50%, 04/01/2036	986	993
4.71% (1 Year LIBOR USD + 1.83%, 1.83% Floor, 11.16% Cap), 05/01/2036(2)	16,577	17,519
5.50%, 05/01/2036	90,147	101,659
5.50%, 05/01/2036	56,237	63,606
4.42% (1 Year LIBOR USD + 1.55%, 1.55% Floor, 11.17% Cap), 06/01/2036(2)	7,631	7,971
4.61% (1 Year LIBOR USD + 1.84%, 1.84% Floor, 11.20% Cap), 06/01/2036(2)	135,262	143,188
4.78% (1 Year LIBOR USD + 1.95%, 1.92% Floor, 10.50% Cap), 06/01/2036(2)	28,892	30,670
4.40% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.04% Cap), 07/01/2036(2)	42,844	45,199
6.50%, 07/01/2036	4,336	4,942
4.11% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 10.76% Cap), 08/01/2036(2)	56,445	59,776

4.22% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.53% Cap), 08/01/2036(2)	17,225	17,462
4.51% (1 Year CMT Index + 2.12%, 2.12% Floor, 10.49% Cap), 08/01/2036(2)	21,581	22,693
6.50%, 08/01/2036	164,169	186,329
3.90% (6 Month LIBOR USD + 1.31%, 1.31% Floor, 12.81% Cap), 09/01/2036(2)	116,656	119,735
3.96% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.15% Cap), 09/01/2036(2)	92,793	96,967
4.28% (1 Year LIBOR USD + 1.63%, 1.63% Floor, 11.27% Cap), 09/01/2036(2)	38,126	39,606
4.35% (6 Month LIBOR USD + 1.60%, 1.60% Floor, 10.27% Cap), 09/01/2036(2)	33,188	34,415
4.70% (1 Year LIBOR USD + 1.82%, 1.82% Floor, 10.97% Cap), 09/01/2036(2)	37,032	38,717
6.00%, 09/01/2036	325,099	373,915
4.53% (1 Year LIBOR USD + 1.77%, 1.77% Floor, 11.62% Cap), 10/01/2036(2)	29,181	30,509
4.74% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 11.40% Cap), 10/01/2036(2)	66,173	70,210
4.84% (1 Year LIBOR USD + 2.08%, 2.08% Floor, 10.64% Cap), 10/01/2036(2)	64,809	68,836
6.50%, 10/01/2036	36,128	41,274
3.00%, 11/01/2036	7,201,089	7,408,517
4.73% (1 Year LIBOR USD + 1.86%, 1.86% Floor, 12.47% Cap), 11/01/2036(2)	6,917	7,252
5.12% (1 Year LIBOR USD + 2.28%, 2.28% Floor, 10.49% Cap), 11/01/2036(2)	15,913	16,876
5.50%, 11/01/2036	21,713	24,555
6.00%, 11/01/2036	55,720	64,074
2.50%, 12/01/2036	4,424,795	4,444,730
4.64% (1 Year LIBOR USD + 1.78%, 1.81% Floor, 10.86% Cap), 12/01/2036(2)	80,292	84,372
4.81% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.72% Cap), 12/01/2036(2)	22,485	23,610
7.00%, 12/01/2036	7,584	8,400
4.00% (6 Month LIBOR USD + 1.41%, 1.41% Floor, 12.50% Cap), 01/01/2037(2)	49,537	51,092
4.97% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 10.86% Cap), 01/01/2037(2)	32,464	34,349
6.50%, 01/01/2037	94,773	110,120
3.91% (6 Month LIBOR USD + 1.48%, 1.48% Floor, 12.68% Cap), 02/01/2037(2)	48,030	49,701
4.51% (6 Month LIBOR USD + 2.03%, 2.03% Floor, 10.80% Cap), 02/01/2037(2)	44,884	47,373
5.50%, 03/01/2037	439,187	496,187
6.00%, 03/01/2037	82,325	91,995
7.00%, 03/01/2037	7,172	7,745
4.64% (1 Year LIBOR USD + 1.62%, 1.62% Floor, 11.00% Cap), 04/01/2037(2)	59,513	62,308
5.50%, 04/01/2037	143,778	160,817
7.00%, 04/01/2037	9,569	10,710
4.00%, 05/01/2037	11,325,916	11,884,702

5.50%, 05/01/2037	185,276	208,282
7.50%, 05/01/2037	31,091	38,285
3.84% (6 Month LIBOR USD + 1.28%, 1.28% Floor, 12.00% Cap), 07/01/2037(2)	58,861	60,419
4.09% (1 Year LIBOR USD + 1.47%, 1.47% Floor, 10.72% Cap), 07/01/2037(2)	8,080	8,420
4.21% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 11.04% Cap), 07/01/2037(2)	135,411	142,119
4.56% (1 Year LIBOR USD + 1.80%, 1.80% Floor, 10.21% Cap), 07/01/2037(2)	34,523	36,576
5.00%, 07/01/2037	697,943	770,676
4.99% (1 Year LIBOR USD + 2.37%, 2.37% Floor, 11.21% Cap), 08/01/2037(2)	59,058	63,039
6.50%, 08/01/2037	26,469	30,308
6.50%, 08/01/2037	29,439	33,058
3.81% (1 Year LIBOR USD + 1.46%, 1.46% Floor, 10.61% Cap), 09/01/2037(2)	24,947	26,079
4.03% (1 Year LIBOR USD + 1.78%, 1.49% Floor, 11.86% Cap), 09/01/2037(2)	10,032	10,206
4.14% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 12.04% Cap), 09/01/2037(2)	29,060	30,224
4.70% (1 Year CMT Index + 2.32%, 2.32% Floor, 11.02% Cap), 09/01/2037(2)	15,017	15,961
6.00%, 09/01/2037	79,240	91,104
7.00%, 09/01/2037	44,690	51,885
4.00%, 10/01/2037	2,233,453	2,337,363
6.50%, 10/01/2037	64,901	74,669
7.50%, 10/01/2037	152,303	181,033
3.96% (1 Year LIBOR USD + 1.39%, 1.39% Floor, 11.18% Cap), 11/01/2037(2)	112,949	117,406
4.36% (1 Year CMT Index + 2.06%, 2.06% Floor, 10.60% Cap), 11/01/2037(2)	61,558	64,715
7.50%, 11/01/2037	49,709	58,750
8.00%, 11/01/2037	9,471	10,194
4.72% (1 Year CMT Index + 2.26%, 2.26% Floor, 10.72% Cap), 12/01/2037(2)	93,335	98,669
4.91% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 10.19% Cap), 01/01/2038(2)	17,995	18,561
5.50%, 01/01/2038	128,606	145,457
8.00%, 01/01/2038	4,189	4,868
6.00%, 04/01/2038	25,873	28,709
5.50%, 05/01/2038	17,364	18,813
6.00%, 05/01/2038	221,055	254,461
5.50%, 06/01/2038	127,025	143,378
5.50%, 06/01/2038	899,549	1,014,937
5.50%, 06/01/2038	1,696	1,914
3.50%, 09/01/2038	3,423,703	3,548,998

5.50%, 09/01/2038	771,124	872,228
7.00%, 09/01/2038	52,909	65,767
6.50%, 10/01/2038	79,862	91,810
6.50%, 10/01/2038	312,420	359,205
7.00%, 10/01/2038	87,372	107,534
6.00%, 11/01/2038	59,814	68,777
7.00%, 11/01/2038	50,770	57,234
7.50%, 11/01/2038	41,871	50,521
7.00%, 12/01/2038	160,538	198,969
5.00%, 01/01/2039	2,212,609	2,437,592
7.00%, 01/01/2039	269,506	323,180
4.50%, 04/01/2039	6,589,493	7,182,194
7.50%, 04/01/2039	156,446	199,143
5.50%, 06/01/2039	18,261	19,423
5.00%, 09/01/2039	117,521	129,852
5.50%, 09/01/2039	94,708	105,700
4.50%, 11/01/2039	24,470	26,492
5.50%, 12/01/2039	82,191	91,599
6.00%, 12/01/2039	1,062,017	1,222,519
5.50%, 01/01/2040	631,420	705,639
5.00%, 04/01/2040	279,931	309,173
4.00%, 07/01/2040	5,105,828	5,452,202
4.00%, 08/01/2040	177,406	189,507
4.50%, 08/01/2040	3,709,203	4,018,456
4.50%, 08/01/2040	3,699,837	4,008,295
5.00%, 08/01/2040	645,392	713,207
5.00%, 08/01/2040	313,947	347,628
4.00%, 09/01/2040	1,302,403	1,391,211
4.00%, 10/01/2040	1,495,656	1,597,856
6.00%, 10/01/2040	1,457,432	1,677,676
3.50%, 12/01/2040	115,502	121,334
4.00%, 12/01/2040	267,366	285,651
4.00%, 12/01/2040	1,337,520	1,428,620
4.50%, 12/01/2040	5,461,993	5,917,369

4.50%, 12/01/2040	1,632,423	1,768,558
4.00%, 01/01/2041	1,055,406	1,127,538
4.00%, 01/01/2041	739,281	789,837
4.00%, 01/01/2041	1,768,343	1,888,584
4.00%, 01/01/2041	254,771	272,167
4.00%, 01/01/2041	1,620,791	1,731,905
4.00%, 01/01/2041	1,781,328	1,902,526
4.00%, 01/01/2041	536,265	572,913
3.50%, 02/01/2041	9,617,640	10,103,562
4.00%, 02/01/2041	59,221	63,262
4.00%, 02/01/2041	1,478,133	1,579,191
4.00%, 02/01/2041	2,346,712	2,507,376
4.00%, 03/01/2041	7,945,090	8,490,575
4.50%, 03/01/2041	1,222,313	1,324,594
4.50%, 04/01/2041	1,015,536	1,100,372
4.50%, 05/01/2041	1,647,664	1,785,007
4.50%, 05/01/2041	6,458,521	6,999,497
5.00%, 05/01/2041	133,793	147,580
4.50%, 07/01/2041	399,141	432,551
6.00%, 07/01/2041	3,792,819	4,365,853
4.50%, 08/01/2041	2,411,753	2,608,561
4.00%, 09/01/2041	274,534	293,277
4.00%, 10/01/2041	543,392	569,879
4.00%, 10/01/2041	1,137,387	1,215,168
3.50%, 11/01/2041	4,013,670	4,216,336
3.50%, 11/01/2041	394,863	414,877
3.50%, 12/01/2041	286,406	300,837
3.50%, 12/01/2041	7,566,649	7,949,197
3.50%, 12/01/2041	753,314	791,484
4.00%, 12/01/2041	2,291,630	2,448,425
4.00%, 12/01/2041	1,515,896	1,619,879
4.00%, 01/01/2042	3,152,965	3,376,654
4.50%, 01/01/2042	2,513,331	2,723,387
3.50%, 02/01/2042	488,002	512,738

3.50%, 02/01/2042	264,232	277,577
4.00%, 03/01/2042	150,852	155,944
3.50%, 04/01/2042	299,290	314,402
3.00%, 05/01/2042	579,354	597,013
3.50%, 05/01/2042	7,945,643	8,343,594
5.00%, 05/01/2042	2,190,196	2,418,957
3.50%, 06/01/2042	1,792,647	1,883,424
3.50%, 07/01/2042	19,407,361	20,391,015
3.50%, 07/01/2042	4,078,506	4,283,825
3.50%, 07/01/2042	1,256,105	1,319,776
4.00%, 07/01/2042	403,554	429,870
4.00%, 07/01/2042	472,529	503,281
4.00%, 07/01/2042	722,948	769,469
4.00%, 07/01/2042	462,209	492,327
3.50%, 08/01/2042	758,478	796,926
4.00%, 08/01/2042	6,300,663	6,749,022
3.50%, 09/01/2042	701,278	736,816
3.50%, 09/01/2042	5,511,503	5,790,609
3.50%, 09/01/2042	942,237	987,476
3.50%, 09/01/2042	939,272	986,824
3.00%, 10/01/2042	5,305,311	5,468,254
3.50%, 10/01/2042	472,736	496,684
3.50%, 10/01/2042	695,760	731,032
3.50%, 10/01/2042	1,346,499	1,414,754
3.50%, 10/01/2042	416,469	437,516
3.00%, 11/01/2042	2,141,299	2,207,070
3.50%, 11/01/2042	2,892,724	3,046,520
3.50%, 11/01/2042	7,528,935	7,910,610
4.50%, 11/01/2042	8,417,866	9,120,783
3.00%, 12/01/2042	118,785	122,429
3.00%, 12/01/2042	1,252,638	1,291,112
4.00%, 12/01/2042	503,995	538,619
2.50%, 01/01/2043	2,605,301	2,603,353
3.00%, 01/01/2043	1,847,623	1,904,374

3.00%, 01/01/2043	1,081,150	1,114,357
3.00%, 01/01/2043	1,703,218	1,755,531
3.00%, 01/01/2043	1,525,982	1,571,788
3.50%, 01/01/2043	1,112,734	1,169,136
3.50%, 01/01/2043	765,334	802,169
2.50%, 02/01/2043	1,164,970	1,164,099
3.00%, 02/01/2043	855,456	881,221
3.50%, 02/01/2043	70,133	73,688
3.50%, 02/01/2043	60,244	63,294
3.50%, 03/01/2043	1,589,667	1,669,888
3.50%, 03/01/2043	558,141	585,004
3.50%, 03/01/2043	4,425,064	4,649,364
3.00%, 04/01/2043	2,996,294	3,088,335
3.00%, 04/01/2043	1,278,315	1,317,502
3.50%, 04/01/2043	4,863,910	5,110,454
3.50%, 04/01/2043	2,057,639	2,163,640
4.00%, 04/01/2043	6,697,302	7,254,704
3.00%, 05/01/2043	10,927,124	11,262,536
3.00%, 05/01/2043	379,694	391,358
3.00%, 05/01/2043	126,607	130,177
3.50%, 05/01/2043	702,116	735,912
3.50%, 05/01/2043	85,054	89,365
3.50%, 05/01/2043	1,492,851	1,564,708
3.50%, 05/01/2043	1,982,711	2,078,143
3.00%, 06/01/2043	2,671,684	2,753,757
3.00%, 06/01/2043	100,454	103,539
3.00%, 06/01/2043	749,875	772,908
3.00%, 06/01/2043	7,530,416	7,761,751
3.00%, 06/01/2043	285,341	294,094
3.50%, 06/01/2043	1,801,690	1,888,413
3.00%, 07/01/2043	422,423	435,248
3.00%, 07/01/2043	403,417	415,228
3.00%, 07/01/2043	1,588,229	1,633,903
3.00%, 07/01/2043	84,837	87,444

3.00%, 07/01/2043	8,035,572	8,286,403
3.50%, 07/01/2043	9,412,850	9,889,815
4.00%, 07/01/2043	1,026,879	1,093,391
3.00%, 08/01/2043	3,951,584	4,072,395
3.00%, 08/01/2043	991,769	1,022,235
5.00%, 09/01/2043	1,208,051	1,326,904
2.50%, 10/01/2043	2,368,968	2,367,197
3.00%, 10/01/2043	97,284	100,062
4.00%, 11/01/2043	3,911,855	4,159,642
4.00%, 12/01/2043	1,602,898	1,707,024
4.00%, 12/01/2043	166,546	176,896
3.00%, 02/01/2044	7,392,952	7,619,801
4.00%, 06/01/2044	5,024,505	5,364,266
4.00%, 07/01/2044	2,674,258	2,829,637
4.00%, 08/01/2044	7,005,372	7,475,977
4.00%, 09/01/2044	1,496,291	1,581,188
4.00%, 01/01/2045	10,713,705	11,313,006
3.50%, 02/01/2045	8,167,797	8,579,852
3.00%, 04/01/2045	7,923,037	8,131,888
3.50%, 04/01/2045	13,798,226	14,378,116
3.50%, 06/01/2045	10,936,014	11,394,249
3.50%, 06/01/2045	3,072,616	3,201,320
4.00%, 07/01/2045	7,954,553	8,395,053
3.50%, 08/01/2045	266,205	277,318
4.00%, 10/01/2045	1,055,604	1,113,773
4.00%, 10/01/2045	7,337,402	7,744,212
3.50%, 11/01/2045	3,337,369	3,477,415
3.50%, 12/01/2045	779,880	812,500
4.00%, 12/01/2045	936,185	988,273
4.00%, 12/01/2045	7,037,932	7,422,914
4.00%, 12/01/2045	1,524,775	1,607,657
3.50%, 01/01/2046	11,079,260	11,544,186
4.00%, 01/01/2046	4,367,399	4,606,469
4.00%, 02/01/2046	3,822,852	4,033,878

4.50%, 02/01/2046	8,916,623	9,653,361
4.00%, 03/01/2046	119,867	126,220
3.50%, 04/01/2046	1,362,600	1,442,465
2.50%, 05/01/2046	1,500,394	1,499,272
3.00%, 05/01/2046	10,114,733	10,374,941
2.50%, 07/01/2046	3,038,016	3,035,746
4.50%, 07/01/2046	341,113	362,370
3.50%, 08/01/2046	7,400,362	7,694,700
4.00%, 08/01/2046	7,136,491	7,519,756
3.00%, 09/01/2046	1,130,227	1,157,949
3.50%, 09/01/2046	3,179,902	3,318,041
2.50%, 10/01/2046	1,124,975	1,124,135
3.00%, 11/01/2046	7,215,557	7,436,710
3.50%, 11/01/2046	1,037,712	1,081,952
3.50%, 11/01/2046	15,050,509	15,681,187
3.50%, 12/01/2046	8,971,695	9,423,048
3.50%, 12/01/2046	4,064,555	4,216,952
3.00%, 01/01/2047	6,051,940	6,194,723
3.50%, 01/01/2047	5,370,357	5,566,481
3.50%, 02/01/2047	10,296,241	10,741,375
4.00%, 02/01/2047	11,933,682	12,504,942
3.50%, 03/01/2047	615,316	638,744
4.00%, 03/01/2047	8,869,130	9,386,870
4.00%, 03/01/2047	9,694,569	10,218,136
4.00%, 03/01/2047	410,924	433,827
3.50%, 06/01/2047	803,728	837,691
4.00%, 06/01/2047	3,352,416	3,548,999
4.00%, 08/01/2047	11,896,633	12,503,908
4.50%, 08/01/2047	1,939,987	2,051,006
3.50%, 09/01/2047	9,357,600	9,663,849
3.50%, 10/01/2047	1,630,136	1,684,193
3.50%, 11/01/2047	1,921,410	1,983,960
4.00%, 11/01/2047	644,461	674,810
4.00%, 12/01/2047	5,427,279	5,679,466

4.00%, 01/01/2048	32,140,931	33,658,947
4.00%, 01/01/2048	3,619,166	3,786,999
4.00%, 01/01/2048	8,496,485	8,992,924
4.00%, 01/01/2048	8,222,753	8,614,038
5.00%, 01/01/2048	1,367,565	1,465,664
3.50%, 02/01/2048	10,228,026	10,548,346
3.50%, 02/01/2048	1,077,257	1,110,124
4.00%, 02/01/2048	532,520	562,316
4.00%, 03/01/2048	4,272,798	4,471,329
4.00%, 03/01/2048	10,362,245	11,063,074
4.00%, 04/01/2048	3,937,164	4,116,268
4.00%, 04/01/2048	7,141,855	7,503,899
4.50%, 05/01/2048	5,814,609	6,189,497
5.00%, 05/01/2048	4,900,255	5,252,887
4.50%, 06/01/2048	11,007,155	11,605,422
4.50%, 06/01/2048	12,834,377	13,586,142
4.00%, 07/01/2048	1,234,814	1,290,794
4.50%, 07/01/2048	91,995	97,191
4.50%, 07/01/2048	571,851	622,229
4.50%, 07/01/2048	459,398	507,467
4.50%, 07/01/2048	722,343	791,732
4.50%, 08/01/2048	785,816	861,869
4.50%, 08/01/2048	8,828,932	9,328,699
3.50%, 09/01/2048	2,138,675	2,201,990
4.00%, 09/01/2048	15,508,062	16,182,967
4.50%, 09/01/2048	666,996	736,786
4.50%, 09/01/2048	594,369	651,453
4.50%, 09/01/2048	468,790	511,785
4.50%, 09/01/2048	3,236,182	3,451,956
4.50%, 10/01/2048	1,339,301	1,418,557
4.50%, 10/01/2048	3,142,317	3,349,930
3.50%, 11/01/2048	1,046,241	1,080,375
4.00%, 11/01/2048	985,640	1,032,707
4.50%, 11/01/2048	2,733,531	2,908,986

6.00%, 11/01/2048	34,164	36,586
4.00%, 12/01/2048	11,279,080	11,723,931
4.50%, 01/01/2049	5,527,549	5,810,982
5.00%, 01/01/2049	9,878,978	10,863,754
4.50%, 02/01/2049	1,664,101	1,749,947
3.50%, 06/01/2049	11,066,725	11,379,036
3.50%, 07/01/2049	22,962,106	23,626,970
4.00%, 07/01/2049	4,554,527	4,776,581
4.50%, 07/01/2049	12,070,055	12,957,948
3.00%, 08/01/2049	23,318,629	23,679,603
4.00%, 08/01/2049	15,373,747	15,974,312
4.50%, 08/01/2049	12,110,276	12,758,591
4.00%, 09/01/2049	14,057,268	14,633,610
4.50%, 09/01/2049	9,264,575	9,782,937
Fannie Mae REMIC Trust 2003-W1
5.31%, 12/25/2042(4)	103,493	113,147
5.82%, 12/25/2042(4)	27,629	30,680
Fannie Mae REMIC Trust 2003-W4
5.80%, 10/25/2042(4)	13,884	15,655
Fannie Mae REMIC Trust 2004-W10
5.75%, 08/25/2034	619,102	689,857
Fannie Mae REMIC Trust 2004-W11
6.00%, 05/25/2044	78,781	92,403
Fannie Mae REMIC Trust 2005-W1
6.50%, 10/25/2044	145,275	169,532
Fannie Mae REMIC Trust 2006-W3
6.00%, 09/25/2046	117,676	129,700
Fannie Mae REMIC Trust 2007-W1
6.31%, 08/25/2047(4)	14,360	16,039
Fannie Mae REMIC Trust 2007-W3
6.75%, 04/25/2037	29,270	32,450
Fannie Mae REMIC Trust 2007-W5
0.00%, 06/25/2037	24,763	22,491

Fannie Mae REMIC Trust 2007-W7
26.31% (1 Month LIBOR USD + 39.18%, 39.18% Cap), 07/25/2037(2)(8)	20,811	36,299
Fannie Mae REMIC Trust 2009-W1
6.00%, 12/25/2049	548,521	629,524
Fannie Mae REMICS
9.40%, 11/25/2019	4	4
7.50%, 12/25/2019	2	2
8.50%, 01/25/2020	7	7
8.80%, 01/25/2020	2	2
7.00%, 05/25/2020	9	9
5.50%, 06/25/2020	8	8
9.50%, 06/25/2020	41	42
7.00%, 07/25/2020	112	113
5.50%, 08/25/2020	26	26
6.50%, 08/25/2020	416	420
6.50%, 09/25/2020	116	118
7.00%, 09/25/2020	27	27
9.00%, 10/25/2020	49	50
18.57% (1 Month LIBOR USD + 21.60%, 4.50% Floor, 21.60% Cap), 11/25/2020(2)(8)	25	26
7.00%, 01/25/2021	70	71
5.00%, 03/25/2021	90	90
7.00%, 03/25/2021	2,498	2,530
14.14% (1 Month LIBOR USD + 17.68%, 17.68% Cap), 05/25/2021(2)(8)	48	52
8.50%, 06/25/2021	50	51
8.75%, 06/25/2021	193	198
6.50%, 07/25/2021	356	366
6.50%, 09/25/2021	27,816	28,449
13.08% (1 Month LIBOR USD + 15.10%, 5.00% Floor, 15.10% Cap), 09/25/2021(2)(8)	10	10
8.75%, 10/25/2021	244	248
25.93% (7 Year Treasury + 30.01%, 29.59% Cap), 12/25/2021(2)(8)	25	29
6.00%, 02/25/2022	28,600	29,308
6.50%, 02/25/2022	4,997	5,125
0.00%, 03/25/2022	10,829	10,580
7.50%, 06/25/2022	55	58
7.00%, 07/25/2022	382	392

7.50%, 07/25/2022	4,862	5,083
8.00%, 07/25/2022	6,586	6,976
8.00%, 07/25/2022	296	308
6.00%, 08/25/2022	1,125	1,169
6.50%, 08/25/2022	1,410	1,471
2.17% (1 Month LIBOR USD + 0.02%, 0.02% Floor, 9.32% Cap), 09/25/2022(2)	492	492
5.50%, 09/25/2022	649	667
6.00%, 09/25/2022	44,758	46,165
7.50%, 09/25/2022	2,962	3,080
7.75%, 09/25/2022	1,998	2,115
8.00%, 09/25/2022	7,421	7,852
0.00%, 10/25/2022	807	787
1.86% (11th District Cost of Funds Index + 0.70%, 0.70% Floor, 10.00% Cap), 10/25/2022(2)	434	436
7.00%, 10/25/2022	1,110	1,161
7.50%, 10/25/2022	4,227	4,454
7.90%, 01/25/2023	4,066	4,329
6.50%, 02/25/2023	1,898	1,987
7.00%, 02/25/2023	18,914	19,953
15.50% (1 Month LIBOR USD + 58.37%, 15.50% Cap), 02/25/2023(2)(8)	705	850
5.50%, 03/25/2023	80,721	84,049
6.50%, 03/25/2023	1,424	1,499
7.00%, 03/25/2023	13,051	13,671
7.50%, 03/25/2023	4,582	4,859
7.70%, 03/25/2023	1,877	1,991
0.00%, 04/25/2023	829	800
5.50%, 04/25/2023	153,345	159,192
5.50%, 04/25/2023	4,989	5,180
6.00% (1 Month LIBOR USD + 28.70%, 6.00% Cap), 04/25/2023(2)(8)	3,035	3,237
7.00%, 04/25/2023	4,033	4,224
17.84% (11th District Cost of Funds Index + 20.53%, 20.53% Cap), 04/25/2023(2)(8)	1,935	2,197
18.75% (7 Year Treasury + 22.30%, 21.83% Cap), 04/25/2023(2)(8)	3,827	880
5.50%, 05/25/2023	37,292	38,558
7.00%, 05/25/2023	46,473	49,289
4.48% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/25/2023(2)(8)	14,923	436

4.50%, 07/25/2023	54,500	57,588
6.00%, 07/25/2023(4)	19,007	20,103
6.50%, 07/25/2023	1,021	1,076
7.00%, 07/25/2023	23,978	25,363
7.00%, 07/25/2023	14,506	15,291
2.90% (1 Month LIBOR USD + 0.88%, 0.88% Floor, 9.50% Cap), 08/25/2023(2)	2,437	2,464
6.03% (1 Month LIBOR USD + 8.05%, 8.05% Cap), 08/25/2023(2)(8)	725	56
6.88%, 08/25/2023	22,106	23,263
7.00%, 08/25/2023	38,536	40,722
9.17% (10 Year Treasury + 10.75%, 10.00% Cap), 08/25/2023(2)(8)	20,074	2,454
0.00%, 09/25/2023	1,760	1,693
0.00%, 09/25/2023	643	623
2.67% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 999999.00% Cap), 09/25/2023(2)	393	393
6.50%, 09/25/2023	2,052	2,182
12.41% (11th District Cost of Funds Index + 14.86%, 14.86% Cap), 09/25/2023(2)(8)	1,141	1,236
6.50%, 10/25/2023	11,674	12,390
6.50%, 10/25/2023	29,998	31,941
10.50% (11th District Cost of Funds Index + 63.39%, 10.50% Cap), 10/25/2023(2)(8)	637	725
17.73% (1 Month LIBOR USD + 23.38%, 23.38% Cap), 10/25/2023(2)(8)	1,775	2,215
24.70% (11th District Cost of Funds Index + 29.75%, 29.75% Cap), 10/25/2023(2)(8)	955	1,139
0.00%, 11/25/2023	192	185
6.50%, 11/25/2023	11,604	12,934
2.75% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 12/25/2023(2)	941	947
3.02% (1 Month LIBOR USD + 1.00%, 1.00% Floor, 9.50% Cap), 12/25/2023(2)	2,442	2,463
6.50%, 12/25/2023	3,162	3,393
11.80% (11th District Cost of Funds Index + 12.95%, 4.00% Floor, 12.95% Cap), 12/25/2023(2)(8)	1,136	1,274
17.44% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 12/25/2023(2)(8)	2,442	3,042
25.90% (11th District Cost of Funds Index + 31.01%, 31.01% Cap), 12/25/2023(2)(8)	3,001	3,622
5.00%, 02/25/2024	7,414	83
5.00%, 03/25/2024	1,299	19
5.00%, 03/25/2024	503	3
6.50%, 03/25/2024	58,670	62,766
6.50%, 03/25/2024	9,510	10,106
7.00%, 04/25/2024	89,066	94,687

7.00%, 04/25/2024	37,709	40,673
5.50%, 07/25/2024	9,773	10,225
5.50%, 08/25/2024	102,235	108,143
5.00%, 11/25/2024	158,620	167,451
8.50%, 01/25/2025	2,378	2,633
8.80%, 01/25/2025	3,004	3,392
5.50%, 08/25/2025	107,329	114,881
5.50%, 01/25/2026	68,788	73,024
23.16% (1 Month LIBOR USD + 33.25%, 33.25% Cap), 10/25/2026(2)(8)	14,943	20,567
7.00%, 11/25/2026	21,624	23,420
1.84%, 03/25/2027(4)	8,084	210
1.84%, 03/25/2027(4)	2,869	70
7.50%, 04/18/2027	4,310	4,906
7.50%, 04/20/2027	6,483	7,388
6.50%, 04/25/2027	14,809	16,505
7.50%, 05/20/2027	28,264	32,104
6.50%, 07/18/2027	1,344	1,481
7.00%, 12/18/2027	6,814	662
6.00%, 07/18/2028	7,498	8,264
5.58% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 07/25/2028(2)(8)	224,654	24,897
3.00%, 12/25/2028	1,237,521	1,252,694
6.00%, 12/25/2028	3,890	4,110
6.13% (1 Month LIBOR USD + 8.15%, 8.15% Cap), 12/25/2028(2)(8)	5,774	335
5.00%, 03/25/2029	187,334	198,821
5.50%, 04/18/2029	14,050	15,051
6.35%, 04/25/2029	4,976	5,444
7.50%, 12/18/2029	7,791	8,864
7.50%, 02/25/2030	42,990	49,417
7.08% (1 Month LIBOR USD + 9.10%, 9.10% Cap), 07/25/2030(2)(8)	13,400	1,737
3.00%, 09/25/2030	955,895	966,450
8.50%, 01/25/2031	2,101	448
7.00%, 03/25/2031	4,998	5,808
3.50%, 04/25/2031	1,010,819	1,061,766
6.00%, 07/25/2031	28,237	4,771

7.00%, 07/25/2031	16,453	19,230
7.00%, 08/25/2031	35,715	40,933
6.50%, 09/25/2031	7,305	8,312
7.00%, 09/25/2031	8,645	9,996
7.00%, 09/25/2031	9,590	11,203
7.00%, 09/25/2031	41,356	48,170
17.44% (1 Month LIBOR USD + 24.50%, 24.50% Cap), 09/25/2031(2)(8)	21,123	29,523
6.50%, 10/25/2031	5,413	5,985
16.89% (1 Month LIBOR USD + 22.95%, 22.95% Cap), 10/25/2031(2)(8)	14,039	21,894
6.00%, 11/25/2031	53,347	60,229
7.00%, 11/25/2031	55,458	64,765
11.42% (1 Month LIBOR USD + 15.50%, 15.50% Cap), 11/25/2031(2)(8)	15,840	20,097
12.77% (1 Month LIBOR USD + 17.47%, 17.47% Cap), 12/25/2031(2)(8)	1,600	2,117
0.00%, 01/25/2032	2,022	1,911
18.63% (1 Month LIBOR USD + 25.19%, 25.19% Cap), 02/25/2032(2)(8)	4,022	5,578
1.60% (1 Month LIBOR USD + 8.10%, 1.60% Cap), 03/25/2032(2)(8)	50,845	1,924
10.00% (1 Month LIBOR USD + 54.00%, 10.00% Cap), 03/25/2032(2)(8)	711	882
0.00%, 04/25/2032	1,703	1,579
6.00%, 04/25/2032	127,949	142,748
6.50%, 04/25/2032	23,472	26,803
6.50%, 05/25/2032	48,662	55,461
6.50%, 06/25/2032	20,537	23,104
6.50%, 07/25/2032	89,250	15,754
6.50%, 08/25/2032	57,858	65,941
2.82% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 8.00% Cap), 11/25/2032(2)	266,860	269,467
5.00%, 11/25/2032	12,794	13,731
6.00%, 11/25/2032	380,338	435,093
8.50% (1 Month LIBOR USD + 51.00%, 8.50% Cap), 11/25/2032(2)(8)	17,423	20,273
0.00%, 12/25/2032	11,352	10,369
5.50%, 12/25/2032	121,144	136,278
10.78% (1 Month LIBOR USD + 14.48%, 14.48% Cap), 12/25/2032(2)(8)	9,320	11,389
6.50%, 02/25/2033	20,145	22,673
5.00%, 03/25/2033	20,951	1,824
4.00%, 04/25/2033	204,771	219,683

0.00%, 05/25/2033	5,592	5,067
4.00%, 05/25/2033	12,574	13,516
6.00%, 05/25/2033	159,568	181,466
6.00%, 05/25/2033	34,980	39,933
6.00%, 05/25/2033(4)	9,336	1,734
6.00%, 05/25/2033	75,201	83,574
6.50%, 05/25/2033	86,338	19,770
7.00%, 05/25/2033	150,146	17,817
5.08% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 06/25/2033(2)(8)	54,133	2,457
5.75%, 06/25/2033	60,377	68,016
10.16% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 06/25/2033(2)(8)	40,268	44,030
8.50% (1 Month LIBOR USD + 13.75%, 13.75% Cap), 07/25/2033(2)(8)	23,067	27,242
10.16% (1 Month LIBOR USD + 14.20%, 14.20% Cap), 07/25/2033(2)(8)	3,196	3,214
0.00%, 08/25/2033	4,426	4,167
4.67% (1 Month LIBOR USD + 7.47%, 7.47% Cap), 08/25/2033(2)(8)	88,659	96,808
5.50%, 08/25/2033	212,016	38,693
5.50%, 08/25/2033	102,168	115,102
6.54% (1 Month LIBOR USD + 10.17%, 10.17% Cap), 08/25/2033(2)(8)	9,385	10,871
12.09% (1 Month LIBOR USD + 18.15%, 18.15% Cap), 08/25/2033(2)(8)	32,028	37,142
3.50%, 09/25/2033	1,500,000	1,631,493
9.14% (1 Month LIBOR USD + 12.50%, 12.50% Cap), 09/25/2033(2)(8)	15,274	18,204
3.00%, 10/25/2033	908,000	927,162
5.50%, 10/25/2033	730,843	823,351
5.58% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 11/25/2033(2)(8)	111,377	19,844
0.00%, 12/25/2033	86,163	78,518
10.06% (1 Month LIBOR USD + 14.10%, 14.10% Cap), 12/25/2033(2)(8)	3,582	3,706
2.77% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.00% Cap), 01/25/2034(2)	132,379	134,697
8.49% (1 Month LIBOR USD + 11.52%, 11.52% Cap), 01/25/2034(2)(8)	3,786	4,408
11.91% (1 Month LIBOR USD + 16.20%, 16.20% Cap), 01/25/2034(2)(8)	11,407	13,480
0.00%, 03/25/2034	99,128	93,993
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 03/25/2034(2)	90,919	91,121
5.50%, 04/25/2034	220,374	251,745
13.97% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 04/25/2034(2)(8)	50,251	68,639
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 05/25/2034(2)	237,507	238,168

10.95% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 05/25/2034(2)(8)	13,525	17,163
13.97% (1 Month LIBOR USD + 19.53%, 19.53% Cap), 05/25/2034(2)(8)	101,546	146,619
15.93% (1 Month LIBOR USD + 24.00%, 24.00% Cap), 05/25/2034(2)(8)	21,651	30,338
5.50%, 07/25/2034	384,440	425,438
10.20% (1 Month LIBOR USD + 14.24%, 14.24% Cap), 07/25/2034(2)(8)	14,532	17,499
2.27% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 08/25/2034(2)	56,000	56,060
14.25% (1 Month LIBOR USD + 19.80%, 19.80% Cap), 11/25/2034(2)(8)	12,284	13,020
0.00%, 04/25/2035	25,387	25,065
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 6.75% Cap), 04/25/2035(2)	106,140	106,452
11.95% (1 Month LIBOR USD + 17.00%, 17.00% Cap), 05/25/2035(2)(8)	6,221	7,428
14.47% (1 Month LIBOR USD + 20.02%, 20.02% Cap), 05/25/2035(2)(8)	104,229	128,941
14.58% (1 Month LIBOR USD + 20.13%, 20.13% Cap), 05/25/2035(2)(8)	71,654	89,176
17.35% (1 Month LIBOR USD + 24.75%, 24.75% Cap), 05/25/2035(2)(8)	23,927	29,911
5.00%, 06/25/2035	6,640	6,653
15.41% (1 Month LIBOR USD + 25.50%, 25.50% Cap), 06/25/2035(2)(8)	30,855	46,895
4.69% (1 Month LIBOR USD + 6.71%, 6.71% Cap), 07/25/2035(2)(8)	76,534	15,627
5.75%, 07/25/2035	1,614,525	1,892,672
12.33% (1 Month LIBOR USD + 17.38%, 17.38% Cap), 07/25/2035(2)(8)	30,123	41,148
5.50%, 08/25/2035	609,602	685,676
5.50%, 08/25/2035	101,716	112,639
11.65% (1 Month LIBOR USD + 16.70%, 16.70% Cap), 08/25/2035(2)(8)	37,597	48,062
11.83% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/25/2035(2)(8)	36,269	46,384
0.00%, 09/25/2035	12,363	11,874
16.13% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 09/25/2035(2)(8)	9,652	13,228
0.00%, 10/25/2035	23,411	21,893
5.75%, 10/25/2035	88,482	98,204
11.83% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 10/25/2035(2)(8)	41,621	54,352
17.17% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 11/25/2035(2)(8)	190,483	271,671
5.50%, 12/25/2035	490,918	537,363
5.50%, 12/25/2035	50,051	53,455
6.00%, 12/25/2035	15,909	17,446
6.00%, 12/25/2035	520,698	539,758
0.00%, 01/25/2036	3,002	2,958
5.50%, 01/25/2036	31,141	33,405

0.00%, 03/25/2036	19,062	17,261
0.00%, 03/25/2036	180,268	156,597
4.68% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 03/25/2036(2)(8)	660,983	133,062
5.50%, 03/25/2036	255,052	285,080
5.50%, 03/25/2036	72,253	80,749
5.50%, 03/25/2036	229,953	253,935
17.17% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 03/25/2036(2)(8)	16,816	25,518
0.00%, 04/25/2036	60,701	55,140
0.00%, 04/25/2036	48,205	44,277
0.00%, 04/25/2036	23,125	21,289
2.27% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 04/25/2036(2)	83,884	83,426
21.07% (1 Month LIBOR USD + 30.15%, 30.15% Cap), 05/25/2036(2)(8)	19,889	30,592
0.00%, 06/25/2036	116,449	105,159
0.00%, 06/25/2036	141,518	132,914
0.00%, 06/25/2036	49,971	44,611
0.00%, 06/25/2036	16,649	15,677
0.00%, 06/25/2036	32,641	29,664
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2036(2)	37,331	37,080
4.56% (1 Month LIBOR USD + 6.58%, 6.58% Cap), 06/25/2036(2)(8)	140,032	22,773
16.80% (1 Month LIBOR USD + 24.20%, 24.20% Cap), 06/25/2036(2)(8)	5,961	8,891
2.32% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 06/27/2036(2)	388,229	381,353
0.00%, 07/25/2036	11,777	11,562
0.00%, 07/25/2036	38,081	34,827
0.00%, 07/25/2036	20,137	18,283
0.00%, 07/25/2036	10,653	9,573
2.31% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 7.50% Cap), 07/25/2036(2)	309,937	309,486
2.48% (1 Month LIBOR USD + 0.46%, 0.46% Floor, 7.00% Cap), 07/25/2036(2)	32,509	32,643
4.50% (1 Month LIBOR USD + 6.52%, 6.52% Cap), 07/25/2036(2)(8)	56,057	5,615
6.00%, 07/25/2036	428,065	488,024
6.50%, 07/25/2036	190,709	220,240
6.50%, 07/25/2036	252,768	295,991
20.73% (1 Month LIBOR USD + 28.80%, 28.80% Cap), 07/25/2036(2)(8)	18,920	30,152
27.79% (1 Month LIBOR USD + 39.90%, 39.90% Cap), 07/25/2036(2)(8)	14,301	24,688
0.00%, 08/25/2036	27,877	26,206

0.00%, 08/25/2036	39,318	37,631
0.00%, 08/25/2036	68,077	63,819
0.00%, 08/25/2036	13,552	12,072
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap), 08/25/2036(2)	117,612	117,627
4.48% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 08/25/2036(2)(8)	93,197	23,794
6.50%, 08/25/2036	37,791	42,814
6.50%, 08/25/2036	127,606	143,230
0.00%, 09/25/2036	14,917	13,408
0.00%, 09/25/2036	38,310	34,850
0.00%, 09/25/2036	32,429	29,800
6.50%, 09/25/2036	13,235	14,950
4.50%, 10/25/2036	172,638	188,386
18.13% (1 Month LIBOR USD + 26.20%, 26.20% Cap), 10/25/2036(2)(8)	21,052	31,758
0.00%, 11/25/2036	9,517	8,507
0.00%, 11/25/2036	26,517	23,766
0.00%, 11/25/2036	58,852	53,426
2.27% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 7.00% Cap), 11/25/2036(2)	987,475	986,566
0.00%, 12/25/2036	32,615	28,939
0.00%, 12/25/2036	13,243	12,202
2.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	302,132	298,980
2.21% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 12/25/2036(2)	63,844	63,451
4.63% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 12/25/2036(2)(8)	114,755	18,205
18.49% (1 Month LIBOR USD + 26.56%, 26.56% Cap), 12/25/2036(2)(8)	5,237	7,669
0.00%, 01/25/2037	87,638	76,685
0.00%, 01/25/2037	32,872	29,310
5.50%, 01/25/2037	25,471	27,275
2.27% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 6.50% Cap), 02/25/2037(2)	83,340	83,461
26.89% (1 Month LIBOR USD + 39.00%, 39.00% Cap), 02/25/2037(2)(8)	8,374	23,915
0.00%, 03/25/2037	26,974	24,669
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/25/2037(2)	62,894	63,240
2.77% (1 Month LIBOR USD + 0.75%, 6.50% Cap), 03/25/2037(2)	42,329	43,934
4.06% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 03/25/2037(2)(8)	3,802	138
4.42% (1 Month LIBOR USD + 6.44%, 6.44% Cap), 03/25/2037(2)(8)	225,566	39,511
5.00%, 03/25/2037	5,201	5,676

6.00%, 03/25/2037	305,824	336,653
0.00%, 04/25/2037	84,519	79,848
4.08% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 04/25/2037(2)(8)	55,687	4,656
15.94% (1 Month LIBOR USD + 22.67%, 22.67% Cap), 04/25/2037(2)(8)	42,943	66,159
0.00%, 05/25/2037	10,588	9,634
2.32% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.75% Cap), 05/25/2037(2)	42,268	42,211
6.00%, 05/25/2037	142,262	160,383
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 06/25/2037(2)	244,781	246,143
2.47% (1 Month LIBOR USD + 0.45%, 6.50% Cap), 06/25/2037(2)	21,567	22,479
3.76% (1 Month LIBOR USD + 5.78%, 5.78% Cap), 06/25/2037(2)(8)	44,113	5,500
4.08% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(8)	53,631	9,201
4.08% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 06/25/2037(2)(8)	133,894	18,805
6.50%, 06/25/2037	26,459	29,642
0.00%, 07/25/2037	61,837	55,738
2.39% (1 Month LIBOR USD + 0.37%, 0.37% Floor, 7.50% Cap), 07/25/2037(2)	57,371	57,457
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 07/25/2037(2)	33,877	34,065
4.38% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 07/25/2037(2)(8)	377,072	60,656
4.60% (1 Month LIBOR USD + 6.62%, 6.62% Cap), 07/25/2037(2)(8)	149,175	20,863
5.13% (1 Month LIBOR USD + 7.15%, 7.15% Cap), 07/25/2037(2)(8)	641,555	155,506
5.50%, 07/25/2037	157,911	174,340
11.45% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 07/25/2037(2)(8)	33,889	41,576
2.47% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/25/2037(2)	105,150	105,481
5.50%, 08/25/2037	37,369	41,642
6.00%, 08/25/2037	14,651	16,706
6.00%, 08/25/2037	95,454	107,349
6.00%, 08/25/2037	56,149	63,506
6.00%, 08/25/2037	69,652	77,064
16.62% (1 Month LIBOR USD + 24.02%, 24.02% Cap), 08/25/2037(2)(8)	55,949	79,786
2.47% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2037(2)	689,559	691,052
4.52% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 09/25/2037(2)(8)	209,282	42,080
11.10% (1 Month LIBOR USD + 16.15%, 16.15% Cap), 09/25/2037(2)(8)	13,711	17,533
0.00%, 10/25/2037	549,452	512,979
4.43% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 10/25/2037(2)(8)	164,286	28,081
4.44% (1 Month LIBOR USD + 6.46%, 6.46% Cap), 10/25/2037(2)(8)	216,371	41,729

6.16%, 10/25/2037(4)	58,836	65,484
4.34% (1 Month LIBOR USD + 6.36%, 6.36% Cap), 12/25/2037(2)(8)	6,999	817
4.38% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/25/2037(2)(8)	191,057	22,644
4.43% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 12/25/2037(2)(8)	205,900	34,529
6.50%, 12/25/2037	161,410	185,652
1.73%, 01/25/2038(4)	351,264	15,912
3.89% (1 Month LIBOR USD + 5.91%, 5.91% Cap), 02/25/2038(2)(8)	178,443	28,700
3.98% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/25/2038(2)(8)	394,850	62,211
2.92% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 6.75% Cap), 03/25/2038(2)	46,621	47,757
4.18% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/25/2038(2)(8)	44,766	4,808
4.21% (1 Month LIBOR USD + 6.23%, 6.23% Cap), 03/25/2038(2)(8)	63,759	8,735
4.97% (1 Month LIBOR USD + 6.99%, 6.99% Cap), 03/25/2038(2)(8)	98,992	19,399
9.96% (1 Month LIBOR USD + 14.00%, 14.00% Cap), 03/25/2038(2)(8)	21,408	25,320
4.83% (1 Month LIBOR USD + 6.85%, 6.85% Cap), 04/25/2038(2)(8)	42,008	4,616
4.88% (1 Month LIBOR USD + 6.90%, 6.90% Cap), 04/25/2038(2)(8)	71,644	12,259
6.50%, 04/25/2038	30,736	31,737
14.64% (1 Month LIBOR USD + 20.70%, 20.70% Cap), 04/25/2038(2)(8)	26,782	35,204
0.00%, 05/25/2038	1,852	1,600
2.07%, 06/25/2038(4)	143,186	8,575
5.00%, 07/25/2038	47,569	52,803
5.00%, 07/25/2038	47,541	51,931
5.18% (1 Month LIBOR USD + 7.20%, 7.20% Cap), 07/25/2038(2)(8)	53,916	7,835
5.50%, 07/25/2038	188,280	211,573
3.83% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(8)	133,293	10,949
3.83% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 09/25/2038(2)(8)	182,603	28,579
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 12/25/2038(2)	11,905	11,910
4.00%, 02/25/2039	78,714	79,799
4.50%, 02/25/2039	8,712	9,300
4.53% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 02/25/2039(2)(8)	136,290	24,121
4.63% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 03/25/2039(2)(8)	59,462	8,175
2.47% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 04/25/2039(2)	225,577	225,632
5.00%, 07/25/2039	88,079	14,822
7.00%, 07/25/2039	2,797	3,205
5.00%, 08/25/2039	329,770	363,561

6.00%, 08/25/2039	393,929	451,123
5.00%, 09/25/2039	190,788	199,229
6.04%, 09/25/2039(4)	161,064	181,665
3.88% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 10/25/2039(2)(8)	53,618	6,044
5.50%, 10/25/2039	197,026	32,121
4.16% (1 Month LIBOR USD + 6.18%, 6.18% Cap), 12/25/2039(2)(8)	64,251	7,451
4.46%, 12/25/2039(4)	190,583	203,337
6.30%, 12/25/2039(4)	304,924	343,448
0.00%, 01/25/2040	48,388	43,431
4.23% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 01/25/2040(2)(8)	141,125	24,633
6.21%, 02/25/2040(4)	63,723	71,054
6.21%, 03/25/2040(4)	219,114	251,926
6.44%, 03/25/2040(4)	238,237	273,996
8.62% (1 Month LIBOR USD + 12.66%, 12.66% Cap), 03/25/2040(2)(8)	309,518	371,305
2.62% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 04/25/2040(2)	59,785	60,195
4.40% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 04/25/2040(2)(8)	93,920	12,157
10.94% (1 Month LIBOR USD + 17.67%, 17.67% Cap), 04/25/2040(2)(8)	143,379	181,002
2.62% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 05/25/2040(2)	88,312	89,161
4.38% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/25/2040(2)(8)	62,698	8,249
0.00%, 06/25/2040	79,990	72,545
5.00%, 06/25/2040	609,527	661,740
5.50%, 06/25/2040	923,226	1,016,905
5.50%, 07/25/2040	375,053	428,747
5.00%, 09/25/2040	206,000	233,939
5.50%, 10/25/2040	1,432,704	1,667,674
2.42% (1 Month LIBOR USD + 4.44%, 4.44% Cap), 11/25/2040(2)(8)	700,465	56,518
4.50%, 12/25/2040	5,359,402	6,149,344
2.57% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 7.00% Cap), 01/25/2041(2)	141,399	142,303
4.51% (1 Month LIBOR USD + 6.53%, 6.53% Cap), 01/25/2041(2)(8)	679,057	141,826
2.02%, 04/25/2041(4)	653,802	36,594
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/25/2041(2)	69,487	69,680
2.57% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/25/2041(2)	168,547	170,045
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 11/25/2041(2)	254,117	255,401
7.00%, 11/25/2041	1,310,321	1,553,719

7.00%, 11/25/2041	1,067,676	1,264,411
7.00%, 11/25/2041	1,172,130	1,361,032
4.50%, 01/25/2042	2,400,748	2,679,549
3.50%, 03/25/2042	1,000,000	1,055,292
6.50%, 06/25/2042	58,487	67,256
2.47% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 09/25/2042(2)	418,453	416,695
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	1,469,590	1,478,268
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 09/25/2042(2)	205,815	206,421
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 10/25/2042(2)	599,022	602,477
3.00%, 02/25/2043	1,000,000	1,023,846
3.50%, 02/25/2043	405,729	432,182
0.00%, 09/25/2043	1,358,943	1,191,738
0.00%, 10/25/2043	979,873	865,531
0.00%, 12/25/2043	2,548,841	2,267,586
3.50%, 06/25/2044	4,833,889	4,953,809
3.00%, 06/25/2045	2,121,815	2,163,149
2.50%, 11/25/2045	6,667,019	6,778,257
3.00%, 01/25/2046	2,015,422	2,079,654
3.00%, 04/25/2046	5,910,664	6,119,310
3.00%, 06/25/2046	5,452,462	5,712,897
3.00%, 02/25/2047	1,982,889	2,050,094
4.08% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 11/25/2049(2)(8)	87,157	7,216
5.86%, 02/25/2051(4)	105,074	115,941
5.43%, 07/25/2051(4)	30,698	34,376
4.00%, 05/25/2053	4,243,588	4,443,747
Fannie Mae REMICS SER 1990-140 CL K
652.15%, 12/25/2020	3	11
Fannie Mae REMICS SER 1993-165 CL SK V/R
12.50% (1 Month LIBOR USD + 77.31%, 12.50% Cap), 09/25/2023(2)(8)	1,416	1,530
Fannie Mae REMICS SER G92-35 CL G
1184.78%, 07/25/2022	2	23
Fannie Mae Trust 2003-W2
5.90%, 07/25/2042	55,446	62,672
6.50%, 07/25/2042	95,255	109,018

Fannie Mae Trust 2003-W6
5.20%, 09/25/2042	354,006	389,108
6.50%, 09/25/2042	131,334	150,203
Fannie Mae Trust 2003-W8
2.55% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 05/25/2042(2)	30,168	29,877
7.00%, 10/25/2042	144,589	168,431
Fannie Mae Trust 2004-W1
7.00%, 12/25/2033	219,203	252,074
Fannie Mae Trust 2004-W15
2.40% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 08/25/2044(2)	136,955	136,170
Fannie Mae Trust 2004-W2
7.00%, 02/25/2044	48,364	55,459
Fannie Mae Trust 2004-W8
7.50%, 06/25/2044	48,321	56,409
Fannie Mae Trust 2005-W3
2.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 03/25/2045(2)	1,102,945	1,098,683
Fannie Mae Trust 2005-W4
6.00%, 08/25/2045	62,264	70,125
Fannie Mae Trust 2006-W2
4.43%, 11/25/2045(4)	154,395	163,362
2.37% (1 Month LIBOR USD + 0.22%, 0.22% Floor, 9.50% Cap), 02/25/2046(2)	516,900	516,837
Fannie Mae Whole Loan
2.41% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 9.50% Cap), 11/25/2046(2)	1,215,858	1,198,043
Fannie Mae-Aces
4.33%, 03/25/2020(4)	143,984	144,765
3.66%, 11/25/2020	108,747	109,669
3.76%, 06/25/2021	619,580	630,507
2.92%, 08/25/2021	556,912	563,913
3.23% (1 Month LIBOR USD + 0.93%), 11/25/2022(2)	713,654	714,415
2.28%, 12/27/2022	975,948	985,107
2.39%, 01/25/2023(4)	830,310	836,415
3.51%, 12/25/2023(4)	2,379,210	2,506,402
3.50%, 01/25/2024(4)	12,683,223	13,359,524
3.10%, 07/25/2024(4)	1,066,000	1,112,873

3.02%, 08/25/2024(4)	1,273,000	1,324,730
2.53%, 09/25/2024	1,390,000	1,416,818
2.72%, 10/25/2024	13,450,000	13,837,121
2.59%, 12/25/2024	1,640,000	1,676,577
3.15%, 12/25/2024(4)	2,611,738	2,735,724
2.83%, 01/25/2025(4)	1,576,932	1,645,833
2.90%, 01/25/2025(4)	2,000,000	2,075,877
3.03%, 11/25/2025(4)	8,800,000	9,191,291
2.38%, 09/25/2026	5,500,000	5,562,898
2.50%, 10/25/2026(4)	5,335,000	5,422,507
2.57%, 12/25/2026(4)	8,000,000	8,157,944
2.67%, 12/25/2026(4)	43,307,000	44,721,311
2.96%, 02/25/2027(4)	3,535,000	3,710,275
3.09%, 04/25/2027(4)	23,211,000	24,663,549
3.06%, 05/25/2027(4)	29,130,000	30,801,640
3.18%, 06/25/2027(4)	5,513,000	5,848,880
3.14%, 03/25/2028(4)	3,891,000	4,126,377
3.44%, 06/25/2028(4)	5,160,000	5,588,891
3.50%, 07/25/2028(4)	7,655,108	8,251,808
3.50%, 07/25/2028(4)	35,477,000	38,570,144
3.67%, 09/25/2028(4)	7,310,000	8,081,275
3.75%, 11/25/2028(4)	12,600,000	14,022,159
3.30%, 04/25/2029(4)	4,540,000	4,884,387
2.98%, 08/25/2029	2,200,000	2,331,179
3.19%, 02/25/2030(4)	2,791,000	2,972,316
3.78%, 08/25/2030(4)	7,611,341	8,517,076
FHLMC-GNMA
7.00%, 03/25/2023	6,038	6,308
6.25%, 11/25/2023	4,800	5,081
7.50%, 04/25/2024	32,916	35,429
First Horizon Alternative Mortgage Securities Trust 2005-FA8
5.50%, 11/25/2035	95,512	78,018
First Horizon Alternative Mortgage Securities Trust 2006-FA6
5.75%, 11/25/2021	9,722	9,342

First Horizon Alternative Mortgage Securities Trust 2006-FA8
5.75%, 02/25/2037	23,404	18,843
First Horizon Alternative Mortgage Securities Trust 2007-FA4
3.63% (1 Month LIBOR USD + 5.65%, 5.65% Cap), 08/25/2037(2)(8)	829,393	170,539
Freddie Mac Gold Pool
6.00%, 02/01/2020	4	4
5.50%, 04/01/2020	30	30
6.00%, 06/01/2020	348	349
6.00%, 08/01/2020	368	371
6.00%, 07/01/2021	820	823
6.00%, 07/01/2021	48	49
6.00%, 03/01/2022	60	61
6.50%, 03/01/2022	1,056	1,073
5.50%, 02/01/2024	5,711	5,884
8.00%, 08/01/2024	481	527
8.00%, 11/01/2024	312	334
7.50%, 08/01/2025	918	998
3.50%, 12/01/2025	813,721	841,781
10.00%, 03/17/2026	1,140	1,143
7.00%, 04/01/2026	1,078	1,194
4.00%, 05/01/2026	916,932	958,695
3.50%, 08/01/2026	934,651	973,791
3.50%, 01/01/2027	171,504	178,736
6.50%, 01/01/2028	37,338	41,040
2.50%, 03/01/2028	7,680,386	7,771,150
2.50%, 04/01/2028	2,053,890	2,075,692
2.50%, 06/01/2028	821,383	833,350
3.00%, 07/01/2028	1,557,229	1,602,233
8.50%, 07/01/2028	2,414	2,737
3.00%, 08/01/2028	898,354	926,514
3.00%, 09/01/2028	3,293,175	3,391,304
3.00%, 10/01/2028	1,327,903	1,371,149
7.00%, 12/01/2028	40,356	45,912
3.00%, 05/01/2029	1,238,982	1,269,315

6.50%, 06/01/2029	12,362	13,815
7.00%, 07/01/2029	913	1,001
6.50%, 08/01/2029	83,952	95,026
6.00%, 10/01/2029	11,168	12,410
2.50%, 03/01/2030	1,558,660	1,579,922
2.50%, 07/01/2030	3,576,106	3,624,860
10.00%, 10/01/2030	16,809	17,850
7.00%, 01/01/2031	34,000	38,303
3.00%, 04/01/2031	5,955,431	6,127,490
2.50%, 07/01/2031	3,098,357	3,140,733
2.50%, 08/01/2031	1,835,956	1,861,055
3.00%, 09/01/2031	1,324,381	1,360,990
2.00%, 01/01/2032	6,045,331	6,000,208
3.50%, 01/01/2032	545,026	567,433
7.50%, 01/01/2032	88,999	99,937
3.00%, 02/01/2032	9,595,908	9,882,150
3.00%, 02/01/2032	6,599,479	6,790,116
3.50%, 03/01/2032	223,221	232,395
7.00%, 07/01/2032	3,219	3,576
7.00%, 08/01/2032	4,988	5,754
5.50%, 01/01/2033	57,779	63,190
3.50%, 02/01/2033	158,956	164,456
6.00%, 02/01/2033	10,831	11,508
3.50%, 05/01/2033	744,657	770,287
3.50%, 05/01/2033	211,214	218,511
5.50%, 10/01/2033	38,632	43,673
6.00%, 12/01/2033	11,883	13,192
3.50%, 01/01/2034	8,240,293	8,579,503
5.00%, 01/01/2034	28,548	31,559
6.00%, 01/01/2034	11,508	11,979
6.00%, 01/01/2034	26,163	30,061
5.00%, 06/01/2034	73,321	80,232
5.00%, 09/01/2034	84,271	93,174
6.50%, 11/01/2034	7,488	8,590

6.50%, 01/01/2035	92,109	104,009
5.00%, 03/01/2035	34,781	38,262
5.50%, 07/01/2035	79,855	89,153
5.00%, 08/01/2035	1,282,840	1,418,467
4.50%, 11/01/2035	10,775	11,491
6.50%, 12/01/2035	59,481	67,941
6.50%, 12/01/2035	17,958	19,348
5.50%, 01/01/2036	19,050	21,559
5.00%, 03/01/2036	2,650,974	2,928,670
5.00%, 07/01/2036	2,502	2,766
5.00%, 11/01/2036	72,494	80,132
6.00%, 11/01/2036	9,055	9,797
6.50%, 11/01/2036	202,709	229,015
6.50%, 11/01/2036	109,754	122,709
6.50%, 11/01/2036	21,466	24,309
5.50%, 12/01/2036	35,300	39,928
6.00%, 12/01/2036	16,884	19,441
6.00%, 12/01/2036	7,606	8,742
6.50%, 12/01/2036	251,507	287,271
6.50%, 12/01/2036	101,765	116,969
7.50%, 12/01/2036	288,250	322,041
3.00%, 01/01/2037	2,989,603	3,077,374
6.50%, 01/01/2037	17,316	19,041
6.50%, 01/01/2037	6,225	6,380
6.50%, 02/01/2037	8,564	8,872
7.00%, 02/01/2037	7,524	8,844
5.00%, 03/01/2037	199,884	221,017
5.00%, 06/01/2037	225,124	248,714
6.50%, 06/01/2037	8,313	8,894
5.00%, 08/01/2037	211,133	233,419
3.50%, 11/01/2037	3,064,582	3,179,683
6.50%, 11/01/2037	42,114	49,371
3.00%, 12/01/2037	858,281	881,246
3.00%, 01/01/2038	1,281,628	1,319,040

7.50%, 01/01/2038	63,238	75,116
7.50%, 01/01/2038	35,401	42,791
5.00%, 02/01/2038	232,315	256,331
5.00%, 03/01/2038	279,784	309,214
5.00%, 03/01/2038	66,878	73,887
5.00%, 03/01/2038	252,296	278,697
5.00%, 03/01/2038	231,079	255,474
6.50%, 03/01/2038	53,389	61,518
5.00%, 04/01/2038	160,746	177,407
5.50%, 05/01/2038	57,879	65,329
5.50%, 08/01/2038	73,416	82,934
5.00%, 09/01/2038	183,910	203,123
5.00%, 09/01/2038	31,903	35,236
7.50%, 09/01/2038	29,921	34,689
5.00%, 11/01/2038	1,343	1,483
5.00%, 11/01/2038	72,884	80,316
5.00%, 12/01/2038	718	792
5.00%, 12/01/2038	217,466	240,174
5.50%, 01/01/2039	2,729,489	3,087,767
5.00%, 02/01/2039	452,820	500,087
5.00%, 05/01/2039	8,154	9,132
4.50%, 07/01/2039	209,454	226,989
4.50%, 10/01/2039	1,688,555	1,830,447
5.00%, 10/01/2039	495,196	546,833
4.50%, 11/01/2039	1,933,766	2,096,171
4.50%, 11/01/2039	2,573,613	2,789,872
5.00%, 01/01/2040	120,294	132,901
5.00%, 03/01/2040	2,435,058	2,692,941
5.00%, 03/01/2040	201,719	222,088
5.50%, 03/01/2040	26,001	29,297
4.50%, 05/01/2040	927,037	1,005,191
5.50%, 05/01/2040	1,853,050	2,091,549
4.50%, 08/01/2040	432,004	468,318
5.00%, 08/01/2040	1,312,226	1,450,196

5.00%, 08/01/2040	334,863	370,156
5.50%, 08/01/2040	757,550	854,220
4.00%, 09/01/2040	759,409	811,671
4.50%, 09/01/2040	1,365,490	1,480,285
4.50%, 09/01/2040	326,608	354,064
4.00%, 11/01/2040	40,342	43,119
4.00%, 11/01/2040	2,294,643	2,452,769
4.00%, 12/01/2040	417,109	445,837
4.00%, 12/01/2040	1,472,573	1,574,042
4.00%, 12/01/2040	1,372,555	1,467,176
4.00%, 12/01/2040	966,142	1,032,716
4.00%, 12/01/2040	1,181,858	1,263,328
4.00%, 01/01/2041	785,905	825,134
4.50%, 03/01/2041	262,744	284,822
5.00%, 04/01/2041	1,055,978	1,167,011
4.50%, 05/01/2041	1,896,467	2,055,772
5.00%, 06/01/2041	349,700	385,561
4.50%, 08/01/2041	682,951	739,864
4.00%, 10/01/2041	4,746,995	5,075,532
4.00%, 11/01/2041	12,926	13,821
4.00%, 01/01/2042	240,722	257,395
3.50%, 05/01/2042	931,384	979,045
3.50%, 05/01/2042	2,422,520	2,545,761
4.00%, 05/01/2042	15,022	16,063
3.50%, 06/01/2042	2,744,856	2,879,041
3.50%, 06/01/2042	457,489	480,923
4.00%, 06/01/2042	2,234,814	2,380,847
3.00%, 08/01/2042	1,965,910	2,027,325
3.50%, 08/01/2042	859,566	903,641
3.50%, 09/01/2042	3,019,156	3,173,970
3.50%, 09/01/2042	6,018,010	6,340,680
3.00%, 10/01/2042	4,963,298	5,118,396
3.50%, 10/01/2042	11,244,885	11,821,469
3.50%, 10/01/2042	2,762,897	2,904,055

4.00%, 10/01/2042	102,237	105,802
3.00%, 11/01/2042	6,122,417	6,313,896
3.50%, 11/01/2042	95,765	100,449
3.50%, 11/01/2042	3,090,222	3,247,626
3.50%, 11/01/2042	1,169,780	1,229,742
3.50%, 12/01/2042	3,632,842	3,818,267
3.50%, 01/01/2043	8,081,713	8,495,386
4.00%, 01/01/2043	274,198	292,267
3.00%, 02/01/2043	421,211	434,372
3.00%, 03/01/2043	5,431,230	5,601,068
3.00%, 03/01/2043	2,679,294	2,763,004
3.50%, 03/01/2043	842,767	885,684
3.00%, 04/01/2043	97,775	100,833
3.00%, 04/01/2043	12,335,602	12,720,839
3.50%, 05/01/2043	287,161	301,201
3.00%, 06/01/2043	37,607	38,730
3.50%, 06/01/2043	1,708,066	1,795,557
3.50%, 06/01/2043	1,028,377	1,078,590
4.00%, 06/01/2043	21,584	23,041
3.00%, 07/01/2043	377,446	389,253
3.00%, 07/01/2043	28,217	29,100
3.50%, 07/01/2043	585,507	615,289
3.00%, 08/01/2043	7,182,990	7,404,924
3.00%, 08/01/2043	528,250	543,946
4.00%, 09/01/2043	7,248,563	7,749,003
4.00%, 09/01/2043	224,034	240,093
3.50%, 10/01/2043	245,965	258,172
4.00%, 11/01/2043	190,666	202,745
4.00%, 11/01/2043	90,179	96,029
4.00%, 12/01/2043	1,779,643	1,890,177
4.00%, 12/01/2043	250,812	266,086
4.00%, 12/01/2043	913,492	968,563
4.50%, 12/01/2043	7,183,268	7,780,871
4.00%, 01/01/2044	551,485	585,945

4.00%, 01/01/2044	150,813	159,997
4.00%, 03/01/2044	3,043,945	3,225,356
4.50%, 03/01/2044	657,862	707,754
3.50%, 05/01/2044	15,331,750	16,117,467
4.00%, 05/01/2044	129,415	136,877
4.50%, 05/01/2044	1,004,916	1,081,300
4.50%, 07/01/2044	35,802	37,827
4.50%, 07/01/2044	307,689	331,014
4.50%, 09/01/2044	1,945,056	2,092,709
4.00%, 10/01/2044	8,218,332	8,704,135
3.50%, 01/01/2045	13,212,038	13,887,526
4.00%, 01/01/2045	490,947	518,816
3.00%, 05/01/2045	1,159,376	1,190,053
3.00%, 05/01/2045	2,473,548	2,546,260
3.00%, 06/01/2045	601,010	616,447
3.50%, 06/01/2045	1,541,676	1,608,224
3.00%, 10/01/2045	5,093,224	5,252,431
4.00%, 10/01/2045	720,547	760,630
4.00%, 10/01/2045	9,232,880	9,746,373
4.00%, 11/01/2045	13,821,145	14,590,115
3.50%, 12/01/2045	5,905,210	6,159,493
4.50%, 12/01/2045	1,332,911	1,434,076
3.50%, 01/01/2046	9,923,087	10,392,634
4.00%, 01/01/2046	3,612,261	3,848,420
3.50%, 05/01/2046	3,667,768	3,819,039
4.00%, 05/01/2046	363,525	383,017
4.00%, 06/01/2046	11,336,040	11,967,429
3.50%, 07/01/2046	2,377,314	2,472,498
3.50%, 07/01/2046	4,279,904	4,446,101
3.50%, 08/01/2046	11,724,458	12,316,526
3.50%, 08/01/2046	7,796,005	8,218,948
4.00%, 08/01/2046	2,661,967	2,808,396
4.50%, 09/01/2046	4,564,932	4,858,380
3.00%, 10/01/2046	21,762,688	22,402,910

3.50%, 10/01/2046	15,247,561	15,905,924
4.50%, 10/01/2046	3,871,946	4,112,920
4.50%, 11/01/2046	13,325,026	14,423,148
3.50%, 12/01/2046	436,477	453,070
3.50%, 12/01/2046	8,534,773	8,903,668
3.50%, 01/01/2047	4,194,238	4,359,336
4.00%, 01/01/2047	14,160,696	15,130,054
4.50%, 03/01/2047	1,214,962	1,304,912
4.00%, 04/01/2047	1,931,639	2,027,935
3.00%, 05/01/2047	16,728,368	17,178,998
3.50%, 07/01/2047	12,944,874	13,388,213
4.50%, 07/01/2047	5,721,941	6,156,327
4.50%, 07/01/2047	2,008,524	2,125,885
3.50%, 08/01/2047	2,704,471	2,798,051
4.00%, 09/01/2047	8,759,905	9,277,780
3.50%, 10/01/2047	25,831,124	26,698,426
3.50%, 10/01/2047	11,384,774	11,759,649
3.50%, 10/01/2047	1,021,486	1,055,075
4.00%, 10/01/2047	861,673	903,242
4.50%, 10/01/2047	1,898,881	2,037,485
4.50%, 11/01/2047	1,521,663	1,609,099
5.00%, 12/01/2047	6,284,075	6,739,520
3.50%, 01/01/2048	3,672,638	3,802,470
3.50%, 01/01/2048	9,929,655	10,318,619
4.50%, 02/01/2048	3,471,591	3,670,932
5.00%, 02/01/2048	2,262,826	2,429,668
3.50%, 03/01/2048	7,207,650	7,486,396
4.00%, 04/01/2048	6,123,873	6,422,365
3.50%, 06/01/2048	5,470,213	5,634,235
3.50%, 06/01/2048	7,816,610	8,058,742
4.00%, 06/01/2048	1,685,391	1,758,229
4.00%, 06/01/2048	5,459,970	5,684,451
4.00%, 07/01/2048	5,496,905	5,750,722
5.00%, 08/01/2048	12,394,207	13,330,043

4.50%, 09/01/2048	445,725	485,249
4.50%, 09/01/2048	575,596	631,239
4.50%, 09/01/2048	402,766	446,198
4.50%, 09/01/2048	578,395	634,311
4.50%, 11/01/2048	7,412,191	7,834,673
4.50%, 12/01/2048	785,394	868,056
5.00%, 12/01/2048	8,728,582	9,341,737
Freddie Mac Multifamily Structured Pass Through Certificates
1.64%, 06/25/2020(4)	46,720,545	323,572
2.60%, 09/25/2020	119,498	119,552
1.53%, 05/25/2022(4)	51,116,528	1,584,469
2.36%, 08/25/2022	2,649,276	2,672,867
2.86%, 08/25/2022	6,965,000	7,091,021
3.07%, 08/25/2022	2,438,000	2,503,725
2.79% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 09/25/2022(2)	809,842	809,842
2.84%, 09/25/2022	2,345,864	2,394,992
0.95%, 10/25/2022(4)	21,205,033	466,040
2.31%, 12/25/2022	4,951,919	5,008,488
2.52%, 01/25/2023	2,000,000	2,024,382
2.62%, 01/25/2023	8,500,000	8,654,863
3.11%, 02/25/2023	13,450,000	13,914,412
3.32%, 02/25/2023	5,550,000	5,780,541
3.49%, 01/25/2024	18,300,000	19,339,120
3.10%, 02/25/2024(4)	11,250,000	11,775,348
3.39%, 03/25/2024	4,286,000	4,524,882
2.91%, 04/25/2024	9,500,000	9,804,239
3.04%, 07/25/2024	10,000,000	10,432,906
2.81%, 09/25/2024	6,287,000	6,499,820
2.77%, 05/25/2025	4,250,000	4,399,263
3.33%, 08/25/2025(4)	10,000,000	10,688,232
1.50%, 03/25/2026(4)	27,526,980	2,062,872
2.57%, 07/25/2026	10,075,000	10,400,139
3.17%, 09/25/2026(4)	9,915,000	10,586,702
3.36%, 12/25/2026(4)	27,000,000	29,180,768

3.41%, 12/25/2026	15,125,000	16,449,675
3.51%, 01/25/2027(4)	23,250,000	25,305,251
3.22%, 03/25/2027	8,625,000	9,270,185
3.24%, 04/25/2027	7,030,000	7,574,688
3.33%, 05/25/2027	1,779,000	1,920,548
3.12%, 06/25/2027	4,263,000	4,560,154
3.24%, 08/25/2027	2,846,000	3,071,034
3.19%, 09/25/2027(4)	35,150,000	37,792,630
3.25%, 09/25/2027(4)	4,900,000	5,269,280
3.30%, 11/25/2027(4)	4,589,000	4,972,134
3.36%, 11/25/2027(4)	18,922,000	20,462,730
3.36%, 12/25/2027	3,332,000	3,613,009
3.35%, 01/25/2028	5,167,000	5,624,734
3.34%, 04/25/2028(4)	12,045,000	12,972,858
3.90%, 04/25/2028	8,575,000	9,618,572
3.85%, 05/25/2028(4)	3,550,000	3,974,759
3.85%, 05/25/2028(4)	6,340,000	7,128,972
3.93%, 06/25/2028	4,761,000	5,398,390
3.90%, 08/25/2028(4)	9,874,000	11,177,661
3.92%, 09/25/2028(4)	16,096,000	18,268,870
4.05%, 09/25/2028(4)	3,480,000	3,985,601
4.03%, 10/25/2028(4)	5,600,000	6,379,196
3.92%, 12/25/2028(4)	4,100,000	4,636,625
3.76%, 01/25/2029(4)	11,600,000	13,007,698
2.79%, 06/25/2029	3,905,000	4,109,212
2.90%, 06/25/2029	3,104,000	3,295,492
3.08%, 01/25/2031	4,126,000	4,350,680
3.99%, 05/25/2033(4)	16,700,000	19,280,402
3.90%, 10/25/2033(4)	6,500,000	7,509,345
Freddie Mac Non Gold Pool
4.50% (1 Year CMT Index + 2.13%, 2.13% Floor, 12.13% Cap), 07/01/2026(2)	3,327	3,349
4.63% (1 Year CMT Index + 2.11%, 2.11% Floor, 12.21% Cap), 01/01/2027(2)	3,829	3,975
4.80% (1 Year CMT Index + 2.26%, 2.26% Floor, 11.85% Cap), 04/01/2030(2)	1,212	1,272
4.69% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.24% Cap), 09/01/2032(2)	4,141	4,355

4.84% (1 Year CMT Index + 2.24%, 2.24% Floor, 10.22% Cap), 05/01/2033(2)	142,679	150,466
4.73% (1 Year CMT Index + 2.23%, 2.23% Floor, 9.36% Cap), 12/01/2033(2)	21,596	22,729
4.69% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 9.16% Cap), 04/01/2034(2)	18,179	19,097
4.82% (1 Year CMT Index + 2.37%, 2.37% Floor, 10.62% Cap), 09/01/2034(2)	89,210	94,359
4.92% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.06% Cap), 01/01/2035(2)	49,235	51,903
4.95% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.04% Cap), 01/01/2035(2)	120,366	126,760
3.92% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.29% Cap), 08/01/2035(2)	6,072	6,345
4.65% (6 Month LIBOR USD + 2.13%, 2.13% Floor, 11.64% Cap), 12/01/2035(2)	28,820	30,358
4.61% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 10.14% Cap), 02/01/2036(2)	14,668	15,371
4.68% (1 Year CMT Index + 2.25%, 2.25% Floor, 9.97% Cap), 02/01/2036(2)	59,590	62,826
5.17% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.67% Cap), 03/01/2036(2)	64,425	68,266
5.31% (1 Year LIBOR USD + 2.47%, 2.47% Floor, 11.85% Cap), 03/01/2036(2)	42,584	45,563
4.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.59% Cap), 05/01/2036(2)	46,767	49,519
4.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.55% Cap), 05/01/2036(2)	68,268	72,295
5.22% (1 Year LIBOR USD + 2.33%, 2.33% Floor, 10.76% Cap), 05/01/2036(2)	15,378	16,466
4.88% (1 Year LIBOR USD + 1.94%, 1.94% Floor, 10.95% Cap), 06/01/2036(2)	203,023	215,146
4.92% (1 Year LIBOR USD + 1.99%, 1.99% Floor, 10.91% Cap), 06/01/2036(2)	76,251	80,352
4.31% (6 Month LIBOR USD + 1.75%, 1.75% Floor, 12.56% Cap), 07/01/2036(2)	35,303	36,813
4.64% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.83% Cap), 07/01/2036(2)	22,916	24,278
4.75% (1 Year CMT Index + 2.25%, 2.25% Floor, 10.16% Cap), 07/01/2036(2)	35,716	37,727
3.92% (6 Month LIBOR USD + 1.66%, 1.66% Floor, 13.07% Cap), 08/01/2036(2)	177,417	184,439
4.06% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.80% Cap), 08/01/2036(2)	44,358	46,182
4.25% (6 Month LIBOR USD + 1.63%, 1.63% Floor, 11.75% Cap), 08/01/2036(2)	1,990	2,063
4.39% (1 Year LIBOR USD + 1.76%, 1.76% Floor, 11.35% Cap), 09/01/2036(2)	64,326	67,596
4.73% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 11.04% Cap), 09/01/2036(2)	106,238	112,410
4.22% (6 Month LIBOR USD + 1.70%, 1.70% Floor, 12.34% Cap), 10/01/2036(2)	42,101	43,632
4.22% (1 Year LIBOR USD + 1.60%, 1.60% Floor, 11.22% Cap), 10/01/2036(2)	24,934	26,372
4.37% (6 Month LIBOR USD + 1.73%, 1.73% Floor, 13.09% Cap), 10/01/2036(2)	79,075	82,334
4.45% (6 Month LIBOR USD + 1.81%, 1.81% Floor, 12.46% Cap), 10/01/2036(2)	36,847	38,481
4.73% (1 Year CMT Index + 2.36%, 2.36% Floor, 11.18% Cap), 10/01/2036(2)	53,469	56,556
4.83% (1 Year LIBOR USD + 2.20%, 2.20% Floor, 10.78% Cap), 10/01/2036(2)	24,995	26,578
4.43% (1 Year LIBOR USD + 1.79%, 1.79% Floor, 11.27% Cap), 11/01/2036(2)	46,064	48,443
4.52% (1 Year LIBOR USD + 1.64%, 1.64% Floor, 10.91% Cap), 11/01/2036(2)	66,547	69,625
4.53% (1 Year CMT Index + 2.25%, 2.25% Floor, 11.18% Cap), 11/01/2036(2)	120,211	127,029

4.63% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 11.06% Cap), 11/01/2036(2)	16,606	17,403
4.75% (1 Year CMT Index + 2.24%, 2.24% Floor, 9.89% Cap), 11/01/2036(2)	38,509	40,627
4.38% (1 Year LIBOR USD + 1.59%, 1.59% Floor, 11.21% Cap), 12/01/2036(2)	235,010	245,638
4.39% (1 Year LIBOR USD + 1.67%, 1.67% Floor, 12.03% Cap), 12/01/2036(2)	166,778	175,096
4.61% (1 Year LIBOR USD + 1.69%, 1.69% Floor, 11.37% Cap), 12/01/2036(2)	6,863	7,209
4.94% (1 Year LIBOR USD + 1.97%, 1.99% Floor, 11.11% Cap), 12/01/2036(2)	84,476	89,054
5.00% (1 Year LIBOR USD + 2.13%, 2.13% Floor, 11.19% Cap), 12/01/2036(2)	1,989	2,136
4.29% (6 Month LIBOR USD + 1.67%, 1.67% Floor, 10.68% Cap), 01/01/2037(2)	14,843	15,455
5.05% (1 Year LIBOR USD + 1.93%, 1.93% Floor, 10.89% Cap), 01/01/2037(2)	34,251	36,305
4.57% (6 Month LIBOR USD + 2.11%, 2.11% Floor, 12.44% Cap), 02/01/2037(2)	54,861	57,862
4.77% (1 Year LIBOR USD + 1.70%, 1.70% Floor, 11.06% Cap), 02/01/2037(2)	9,414	9,890
4.92% (1 Year LIBOR USD + 1.88%, 1.88% Floor, 10.80% Cap), 02/01/2037(2)	4,629	4,877
5.01% (1 Year LIBOR USD + 1.89%, 1.89% Floor, 10.97% Cap), 02/01/2037(2)	45,135	47,436
5.48% (1 Year LIBOR USD + 2.36%, 2.36% Floor, 10.67% Cap), 02/01/2037(2)	5,695	6,041
4.36% (6 Month LIBOR USD + 1.87%, 1.87% Floor, 12.42% Cap), 03/01/2037(2)	123,165	129,055
5.29% (1 Year LIBOR USD + 2.29%, 2.29% Floor, 11.32% Cap), 03/01/2037(2)	13,200	13,976
5.48% (1 Year LIBOR USD + 2.35%, 2.35% Floor, 10.85% Cap), 03/01/2037(2)	12,513	13,145
4.91% (1 Year LIBOR USD + 1.91%, 1.91% Floor, 10.91% Cap), 04/01/2037(2)	1,787	1,843
5.00% (1 Year LIBOR USD + 1.98%, 1.98% Floor, 10.62% Cap), 04/01/2037(2)	28,316	29,895
4.21% (6 Month LIBOR USD + 1.53%, 1.53% Floor, 11.73% Cap), 05/01/2037(2)	73,015	75,512
4.65% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.47% Cap), 05/01/2037(2)	50,626	53,109
4.67% (6 Month LIBOR USD + 2.01%, 2.01% Floor, 12.18% Cap), 05/01/2037(2)	25,826	27,185
4.85% (6 Month LIBOR USD + 2.12%, 2.12% Floor, 10.96% Cap), 05/01/2037(2)	4,402	4,609
5.06% (1 Year LIBOR USD + 2.18%, 2.18% Floor, 11.05% Cap), 05/01/2037(2)	41,843	44,510
5.13% (1 Year LIBOR USD + 2.04%, 2.04% Floor, 10.93% Cap), 05/01/2037(2)	96,151	101,849
4.68% (1 Year LIBOR USD + 1.87%, 1.87% Floor, 11.71% Cap), 07/01/2037(2)	12,313	12,896
4.00% (1 Year LIBOR USD + 1.75%, 1.75% Floor, 11.75% Cap), 11/01/2037(2)	5,443	5,663
5.06% (1 Year LIBOR USD + 2.08%, 2.07% Floor, 10.96% Cap), 04/01/2038(2)	49,632	52,811
4.93% (1 Year LIBOR USD + 1.90%, 1.90% Floor, 10.64% Cap), 05/01/2038(2)	24,480	26,162
4.61% (1 Year LIBOR USD + 1.84%, 1.85% Floor, 9.03% Cap), 07/01/2040(2)	51,078	53,869
Freddie Mac Pool
3.50%, 02/01/2042	2,717,486	2,854,617
3.50%, 01/01/2044	2,930,713	3,078,295
3.50%, 07/01/2045	11,340,467	11,911,060

4.00%, 02/01/2046	11,513,265	12,280,068
4.00%, 03/01/2046	1,406,206	1,480,555
3.00%, 04/01/2047	15,135,465	15,485,727
3.50%, 06/01/2048	219,122	225,781
4.00%, 07/01/2048	2,789,132	2,910,467
3.50%, 10/01/2048	5,538,879	5,700,854
4.50%, 11/01/2048	9,554,575	10,153,366
5.00%, 12/01/2048	23,126	24,737
4.00%, 03/01/2049	14,260,053	15,053,450
3.00%, 10/01/2049	31,107,940	31,589,494
Freddie Mac Reference REMIC
6.00%, 04/15/2036	318,496	369,128
6.00%, 05/15/2036	419,865	484,938
Freddie Mac REMICS
0.00%, 02/15/2020	4,667	4,650
5.00%, 02/15/2020	1,390	5
5.00%, 02/15/2020	300	0
6.50%, 03/15/2020	322	323
9.00%, 10/15/2020	36	36
9.00%, 04/15/2021	92	95
2.98% (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.00% Cap), 05/15/2021(2)	34	34
5.00%, 05/15/2021	10	10
7.00%, 05/15/2021	1,241	1,267
27.11% (1 Month LIBOR USD + 34.00%, 34.00% Cap), 05/15/2021(2)(8)	20	21
36.10% (1 Month LIBOR USD + 45.23%, 45.23% Cap), 05/15/2021(2)(8)	24	26
6.00%, 07/15/2021(4)	136	137
5.50%, 08/15/2021	43	43
7.00%, 09/15/2021	124	125
8.50%, 09/15/2021	839	879
7.02%, 11/15/2021(4)	14,516	14,733
5.00%, 03/15/2022	24,055	24,131
7.00%, 03/15/2022	336	346
7.00%, 05/15/2022	464	484
7.50%, 08/15/2022	768	812

8.00%, 08/15/2022	1,925	2,040
3.18% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 09/15/2022(2)	1,187	1,201
5.50%, 10/15/2022	31,384	32,226
3.58% (1 Month LIBOR USD + 4.68%, 4.68% Cap), 12/15/2022(2)(8)	1,268	1,300
5.50%, 12/15/2022	10,343	10,606
2.14% (11th District Cost of Funds Index + 1.00%, 1.00% Floor, 10.00% Cap), 02/15/2023(2)	198	200
7.50%, 02/15/2023	10,376	10,996
5.50%, 03/15/2023	111,357	116,044
3.18% (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap), 04/15/2023(2)	6,940	7,036
5.50%, 04/15/2023	142,951	148,864
7.00%, 04/15/2023	10,708	11,302
7.50%, 04/15/2023	2,130	2,262
5.00%, 05/15/2023	11,027	11,378
6.94% (3 Month Treasury + 8.90%, 8.90% Cap), 05/15/2023(2)(8)	4,883	5,220
7.00%, 05/15/2023	1,184	1,257
5.60%, 06/15/2023	23,431	24,430
1.03% (10 Year Treasury + -0.70%, 10.00% Cap), 07/15/2023(2)	4,767	4,700
6.57% (1 Month LIBOR USD + 8.60%, 3.00% Floor, 8.60% Cap), 07/15/2023(2)(8)	7,600	7,886
22.99% (11th District Cost of Funds Index + 27.47%, 27.47% Cap), 07/15/2023(2)(8)	1,001	1,186
2.66% (11th District Cost of Funds Index + 1.50%, 1.50% Floor, 9.00% Cap), 08/15/2023(2)	271	277
6.50%, 09/15/2023	32,433	34,546
7.00%, 09/15/2023	8,114	8,638
25.76% (1 Month LIBOR USD + 34.50%, 34.50% Cap), 09/15/2023(2)(8)	3,754	5,019
6.25%, 10/15/2023	4,848	5,122
15.62% (1 Month LIBOR USD + 22.75%, 22.75% Cap), 10/15/2023(2)(8)	4,172	4,903
5.00%, 11/15/2023	144,477	150,709
5.50%, 11/15/2023	32,129	33,134
6.00%, 11/15/2023	12,556	13,219
5.00%, 12/15/2023	15,026	15,651
6.50%, 12/15/2023	10,679	11,324
6.50%, 12/15/2023	7,815	8,326
7.00%, 01/15/2024	4,547	4,866
0.00%, 02/15/2024	2,911	2,843
0.00%, 02/15/2024	5,959	5,722

7.00%, 02/15/2024	1,655	1,848
10.00% (11th District Cost of Funds Index + 44.15%, 10.00% Cap), 02/15/2024(2)(8)	2,165	2,536
14.30% (1 Month LIBOR USD + 10.13%, 19.24% Cap), 02/15/2024(2)	520	621
0.73% (10 Year Treasury + -0.85%, 10.00% Cap), 03/15/2024(2)	357	355
2.80% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.00% Cap), 03/15/2024(2)	811	805
7.00%, 03/15/2024	4,058	4,331
7.00%, 03/15/2024	23,560	25,139
26.24% (11th District Cost of Funds Index + 31.43%, 31.43% Cap), 03/15/2024(2)(8)	2,660	525
7.50%, 04/15/2024	14,079	15,050
0.00%, 05/15/2024	3,488	3,367
9.02% (10 Year Treasury + 10.60%, 10.00% Cap), 05/15/2024(2)(8)	8,350	1,197
6.00%, 06/15/2024	15,122	16,172
7.50%, 08/15/2024	4,729	5,178
4.00%, 12/15/2024	181,549	187,772
5.00%, 12/15/2024	43,124	45,558
22.67% (1 Month LIBOR USD + 33.83%, 33.83% Cap), 04/15/2025(2)(8)	13,099	16,069
4.50%, 06/15/2025	628,546	657,834
11.81% (1 Month LIBOR USD + 16.88%, 16.88% Cap), 08/15/2025(2)(8)	6,009	6,990
19.11% (1 Month LIBOR USD + 28.03%, 28.03% Cap), 10/15/2025(2)(8)	16,266	21,615
3.50%, 01/15/2026	1,725,420	1,789,611
5.00%, 03/15/2026	124,006	124,380
6.50%, 03/15/2026	1,960	2,085
6.50%, 07/15/2026	15,750	16,748
7.50%, 09/15/2026	2,520	2,810
8.00%, 09/15/2026	6,635	7,579
6.50%, 01/15/2027	11,049	12,306
7.50%, 01/15/2027	17,549	19,779
7.50%, 01/15/2027	6,424	7,282
2.73% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 9.00% Cap), 02/15/2027(2)	495	500
6.00%, 05/15/2027	14,283	15,361
7.25%, 07/15/2027	742	838
7.50%, 09/15/2027	5,642	6,488
6.50%, 12/15/2027	8,383	9,247
7.00%, 03/15/2028	10,325	1,678

7.50%, 03/15/2028	32,346	36,971
7.50%, 05/15/2028	11,048	12,577
6.50%, 06/15/2028	16,357	18,417
7.00%, 06/15/2028	2,022	2,282
6.00%, 07/15/2028	8,402	9,231
6.25%, 08/15/2028	34,935	38,069
6.50%, 08/15/2028	32,634	36,400
6.00%, 09/15/2028	6,159	6,780
7.00%, 10/15/2028	12,760	1,358
6.00%, 11/15/2028	29,692	32,741
6.00%, 12/15/2028	57,527	63,457
2.63% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 8.50% Cap), 01/15/2029(2)	12,761	12,877
6.00%, 01/15/2029	74,324	82,410
6.00%, 02/15/2029	16,380	17,825
6.25%, 02/15/2029	84,764	92,996
21.45% (1 Month LIBOR USD + 30.55%, 30.55% Cap), 03/15/2029(2)(8)	1,982	3,023
7.00%, 04/15/2029	1,114	116
7.00%, 06/15/2029	65,564	74,174
7.50%, 06/15/2029	5,439	614
7.00%, 07/15/2029	36,034	41,293
7.00%, 08/15/2029	16,156	18,501
4.00%, 11/15/2029	94,349	2,493
7.50%, 11/15/2029	89	103
8.00%, 11/15/2029	14,850	16,866
7.00%, 01/15/2030	33,572	38,708
8.00%, 01/15/2030	9,189	10,750
8.00%, 01/15/2030	33,281	39,379
8.00%, 03/15/2030	7,472	8,823
5.00%, 04/15/2030	702,000	791,358
8.00%, 04/15/2030	9,921	11,583
7.50%, 05/15/2030	7,712	9,005
7.50%, 08/15/2030	7,607	8,754
7.25%, 09/15/2030	19,404	22,722
7.00%, 10/15/2030	22,220	25,651

7.50%, 10/15/2030	2,231	2,625
4.00%, 12/15/2030	3,382,252	3,607,199
7.25%, 12/15/2030	24,222	28,090
7.00%, 03/15/2031	14,299	16,449
6.50%, 05/15/2031	5,197	5,932
7.00%, 06/15/2031	11,899	13,793
8.50%, 06/15/2031	27,444	32,809
6.00%, 07/15/2031	9,613	10,876
7.00%, 07/15/2031	28,320	32,772
6.50%, 08/15/2031	16,413	18,468
6.50%, 08/15/2031	167,289	196,369
6.50%, 08/15/2031	17,996	20,075
6.50%, 08/15/2031	11,311	12,922
6.50%, 10/15/2031	14,796	16,480
6.50%, 01/15/2032	19,787	22,603
6.50%, 01/15/2032	24,058	27,529
2.93% (1 Month LIBOR USD + 0.90%, 0.90% Floor, 9.00% Cap), 02/15/2032(2)	68,005	69,022
5.97% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 02/15/2032(2)(8)	67,098	11,714
6.38%, 02/15/2032	16,735	18,092
6.50%, 02/15/2032	32,605	37,271
6.50%, 02/15/2032	26,975	30,841
6.62% (1 Month LIBOR USD + 8.65%, 8.65% Cap), 02/15/2032(2)(8)	14,121	3,114
12.05% (1 Month LIBOR USD + 16.10%, 16.10% Cap), 02/15/2032(2)(8)	38,434	49,549
14.23% (1 Month LIBOR USD + 19.50%, 19.50% Cap), 02/15/2032(2)(8)	34,421	47,956
5.92% (1 Month LIBOR USD + 7.95%, 7.95% Cap), 03/15/2032(2)(8)	28,401	5,229
5.97% (1 Month LIBOR USD + 8.00%, 8.00% Cap), 03/15/2032(2)(8)	18,528	3,301
6.50%, 03/15/2032	42,791	47,777
6.50%, 03/15/2032	43,728	50,522
7.00%, 03/15/2032	26,207	30,336
7.00%, 03/15/2032	30,204	35,117
6.50%, 04/15/2032	10,495	12,009
6.50%, 04/15/2032	69,983	79,890
6.50%, 04/15/2032	95,862	107,344
7.00%, 04/15/2032	51,779	59,768

7.00%, 04/15/2032	18,135	20,475
6.50%, 05/15/2032	31,648	36,424
7.00%, 05/15/2032	27,797	32,593
6.50%, 06/15/2032	28,607	31,717
6.50%, 06/15/2032	20,994	23,560
6.50%, 06/15/2032	35,526	40,588
6.50%, 07/15/2032	43,449	50,821
6.50%, 07/15/2032	33,515	38,012
0.00%, 09/15/2032	1,052,996	988,719
6.00%, 09/15/2032	41,332	46,908
0.00%, 12/15/2032	20,657	18,792
2.78% (1 Month LIBOR USD + 0.75%, 0.75% Floor, 8.50% Cap), 12/15/2032(2)	41,430	42,144
6.00%, 12/15/2032	80,142	88,985
6.00%, 12/15/2032	44,801	51,251
13.73% (1 Month LIBOR USD + 18.60%, 18.60% Cap), 12/15/2032(2)(8)	24,425	33,112
6.00%, 01/15/2033	58,916	67,435
6.00%, 02/15/2033	43,025	49,340
6.00%, 02/15/2033	196,991	222,525
6.00%, 03/15/2033	33,930	36,896
6.50%, 03/15/2033	21,704	4,372
11.13% (1 Month LIBOR USD + 14.85%, 14.85% Cap), 06/15/2033(2)(8)	79,050	99,172
5.00%, 07/15/2033	495,681	548,969
5.75% (1 Month LIBOR USD + 6.80%, 4.00% Floor, 6.80% Cap), 07/15/2033(2)(8)	462	539
9.23% (1 Month LIBOR USD + 13.29%, 13.29% Cap), 07/15/2033(2)(8)	25,416	30,851
3.00%, 08/15/2033	495,000	512,405
11.04% (1 Month LIBOR USD + 14.76%, 14.76% Cap), 09/15/2033(2)(8)	21,809	28,619
6.19% (1 Month LIBOR USD + 8.01%, 8.01% Cap), 10/15/2033(2)(8)	605,748	668,941
12.04% (1 Month LIBOR USD + 16.50%, 16.50% Cap), 11/15/2033(2)(8)	10,170	13,057
2.63% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 9.50% Cap), 12/15/2033(2)	180,819	182,942
5.00%, 01/15/2034	272,177	304,162
5.50%, 02/15/2034	4,148	4,319
6.00%, 05/15/2034	143,043	157,099
17.06% (1 Month LIBOR USD + 24.49%, 24.49% Cap), 06/15/2034(2)(8)	48,080	59,274
0.00%, 07/15/2034	112,454	102,792

4.25% (1 Month LIBOR USD + 2.22%, 8.32% Cap), 07/15/2034(2)	43,753	46,401
0.00%, 02/15/2035	34,345	30,885
19.24% (1 Month LIBOR USD + 28.16%, 28.16% Cap), 02/15/2035(2)(8)	43,718	59,440
0.00%, 04/15/2035	51,921	48,998
6.00%, 04/15/2035	1,057,000	1,208,178
2.43% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 05/15/2035(2)	57,980	57,990
2.33% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 06/15/2035(2)	72,974	72,674
11.36% (1 Month LIBOR USD + 17.03%, 17.03% Cap), 06/15/2035(2)(8)	1,870	2,369
0.00%, 08/15/2035	7,418	6,601
2.83% (1 Month LIBOR USD + 0.80%, 0.80% Floor, 7.50% Cap), 08/15/2035(2)	56,972	58,070
0.00%, 09/15/2035	19,726	18,688
13.24% (1 Month LIBOR USD + 20.00%, 20.00% Cap), 11/15/2035(2)(8)	32,586	46,068
6.00%, 01/15/2036	133,441	152,875
17.13% (1 Month LIBOR USD + 24.57%, 24.57% Cap), 01/15/2036(2)(8)	8,311	12,021
0.00%, 02/15/2036	83,119	77,203
0.00%, 02/15/2036	28,488	25,685
0.00%, 02/15/2036	28,045	25,876
0.00%, 02/15/2036	24,807	22,361
0.00%, 03/15/2036	7,007	6,458
0.00%, 03/15/2036	51,273	46,712
0.00%, 03/15/2036	47,665	44,272
6.00%, 03/15/2036	2,509	3,959
0.00%, 04/15/2036	36,145	33,060
0.00%, 04/15/2036	102,444	95,489
0.00%, 04/15/2036	125,552	114,423
0.00%, 04/15/2036	68,430	60,439
6.00%, 04/15/2036	81,967	94,297
6.00%, 04/15/2036	68,670	12,884
6.00%, 04/15/2036	691,153	795,930
0.00%, 05/15/2036	53,265	47,422
0.00%, 05/15/2036	10,177	9,225
0.00%, 05/15/2036	37,562	33,942
0.00%, 05/15/2036	13,870	11,830
2.48% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 05/15/2036(2)	456,635	457,534

2.53% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 05/15/2036(2)	96,888	97,037
0.00%, 06/15/2036	100,120	92,291
6.00%, 06/15/2036	19,695	21,980
14.09% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 06/15/2036(2)(8)	20,468	26,639
0.00%, 07/15/2036	27,182	24,823
5.07% (1 Month LIBOR USD + 7.10%, 7.10% Cap), 07/15/2036(2)(8)	10,208	572
6.50%, 07/15/2036	74,680	84,397
6.50%, 07/15/2036	103,786	117,547
0.00%, 08/15/2036	35,135	31,958
4.62% (1 Month LIBOR USD + 6.65%, 6.65% Cap), 08/15/2036(2)(8)	546,879	85,046
5.50%, 08/15/2036	161,667	182,606
5.50%, 08/15/2036	57,644	62,817
0.00%, 09/15/2036	16,861	13,943
0.00%, 09/15/2036	20,685	18,165
0.00%, 10/15/2036	41,567	37,509
4.67% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/15/2036(2)(8)	51,727	7,048
7.50%, 11/15/2036	530,127	629,919
0.00%, 12/15/2036	21,162	18,973
7.00%, 12/15/2036	1,294,691	1,526,055
7.50%, 12/15/2036	455,552	549,854
0.00%, 01/15/2037	22,679	20,153
4.11% (1 Month LIBOR USD + 6.14%, 6.14% Cap), 01/15/2037(2)(8)	35,107	5,765
0.00%, 02/15/2037	60,017	55,323
0.00%, 02/15/2037	6,070	5,626
2.47% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 6.50% Cap), 02/15/2037(2)	39,118	39,188
6.00%, 02/15/2037	75,330	83,957
0.00%, 03/15/2037	9,014	8,723
4.42% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 03/15/2037(2)(8)	56,717	9,794
4.50%, 03/15/2037	2,000,000	2,188,072
0.00%, 04/15/2037	26,260	23,441
6.00%, 04/15/2037	61,871	70,578
0.00%, 05/15/2037	40,465	38,088
0.00%, 05/15/2037	230,722	205,345
0.00%, 05/15/2037	1,395	1,282

6.00%, 05/15/2037	67,920	73,655
0.00%, 06/15/2037	22,192	20,276
0.00%, 06/15/2037	4,654	4,271
0.00%, 07/15/2037	310,395	271,285
2.63% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 9999.00% Cap), 07/15/2037(2)	792,325	790,507
4.57% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 07/15/2037(2)(8)	42,925	7,054
0.00%, 09/15/2037	32,236	28,248
2.63% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 09/15/2037(2)	16,695	16,855
2.71% (1 Month LIBOR USD + 0.68%, 0.68% Floor, 7.00% Cap), 11/15/2037(2)	638,703	647,619
4.39% (1 Month LIBOR USD + 6.42%, 6.42% Cap), 11/15/2037(2)(8)	255,134	45,099
4.42% (1 Month LIBOR USD + 6.45%, 6.45% Cap), 11/15/2037(2)(8)	165,427	30,208
3.97% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 01/15/2038(2)(8)	316,467	47,529
12.38% (1 Month LIBOR USD + 17.45%, 17.45% Cap), 02/15/2038(2)(8)	11,728	14,033
5.50%, 03/15/2038	423,188	475,588
4.77% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 04/15/2038(2)(8)	133,809	19,220
5.50%, 05/15/2038	35,653	39,166
4.17% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/15/2038(2)(8)	134,912	20,989
6.00%, 06/15/2038	364,499	407,645
6.00%, 06/15/2038	13,494	15,252
3.82% (1 Month LIBOR USD + 5.85%, 5.85% Cap), 08/15/2038(2)(8)	226,516	39,019
5.70%, 10/15/2038(4)	109,008	120,355
5.50%, 01/15/2039	184,287	207,375
3.97% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/15/2039(2)(8)	89,578	14,503
4.09%, 02/15/2039(4)	63,829	65,702
2.43% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap), 04/15/2039(2)	339,390	341,023
2.48% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 05/15/2039(2)	328,202	328,814
4.07% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 05/15/2039(2)(8)	21,204	1,429
4.27% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 05/15/2039(2)(8)	116,143	7,878
3.23% (1 Month LIBOR USD + 1.20%, 1.20% Floor, 7.00% Cap), 07/15/2039(2)	30,673	31,365
4.50%, 07/15/2039	548,322	581,915
2.48% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 6.50% Cap), 08/15/2039(2)	84,663	84,994
3.50%, 08/15/2039	415,748	426,734
0.00%, 10/15/2039	110,551	97,961
5.00%, 10/15/2039	265,689	23,850

4.22% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 12/15/2039(2)(8)	96,099	13,100
4.50%, 12/15/2039	3,323,136	3,594,070
0.00%, 01/15/2040	104,674	94,531
2.05%, 01/15/2040(4)	730,214	39,215
10.74% (1 Month LIBOR USD + 17.50%, 17.50% Cap), 02/15/2040(2)(8)	336,299	438,602
2.43% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 03/15/2040(2)	409,544	411,024
4.00%, 03/15/2040	813,565	843,757
3.50%, 09/15/2040	769,846	791,218
2.53% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 10/15/2040(2)	135,404	136,165
3.97% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(8)	477,634	70,459
3.97% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 10/15/2040(2)(8)	346,482	47,099
2.58% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 12/15/2040(2)	1,377,972	1,385,949
3.00%, 12/15/2040	1,235,236	1,262,986
5.00%, 12/15/2040	1,200,806	1,366,912
2.58% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 03/15/2041(2)	1,057,777	1,062,581
4.50%, 05/15/2041	1,000,000	1,097,672
5.00%, 05/15/2041	1,286,731	1,507,857
5.50% (1 Month LIBOR USD + 27.50%, 5.50% Cap), 05/15/2041(2)(8)	766,474	851,217
5.50% (1 Month LIBOR USD + 27.21%, 5.50% Cap), 05/15/2041(2)(8)	255,406	270,901
4.00%, 07/15/2041	972,063	1,038,165
2.43% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 10/15/2041(2)	712,095	712,839
4.00%, 11/15/2041	588,718	628,750
4.00%, 12/15/2041	340,159	370,159
3.50%, 01/15/2042	1,700,000	1,818,237
2.53% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap), 03/15/2042(2)	817,359	817,781
2.53% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 07/15/2042(2)	384,691	386,205
2.48% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap), 08/15/2042(2)	2,071,395	2,057,969
2.43% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.00% Cap), 09/15/2042(2)	750,197	743,770
3.00%, 06/15/2043	206,000	216,454
4.50%, 09/15/2043	1,000,000	1,199,199
4.00%, 05/15/2044	4,911,004	5,062,335
3.00%, 04/15/2045	2,518,024	2,594,867
3.50%, 10/15/2045	17,519,494	18,151,301
3.75%, 02/15/2046(1)	570,424	577,367

7.37%, 11/15/2046(4)	651,583	770,350
3.00%, 12/15/2047	3,086,410	3,161,285
3.50%, 06/15/2048	3,822,666	3,922,482
0.00%, 10/15/2049	355,013	330,483
3.50%, 10/15/2053	8,699,237	9,048,401
Freddie Mac REMICS SER 3443 CL SY V/R
9.00% (1 Month LIBOR USD + 70.64%, 9.00% Cap), 03/15/2037(2)(8)	20,461	24,572
Freddie Mac STACR Trust 2019-HRP1
2.77% (1 Month LIBOR USD + 0.75%), 02/25/2049(2)(3)	2,600,000	2,599,998
Freddie Mac Strips
4.50%, 11/15/2020	1,667	13
4.50%, 12/15/2020	1,157	10
0.00%, 04/01/2028	58,252	54,562
5.00%, 09/15/2035	125,873	23,984
5.00%, 09/15/2035	106,168	18,026
5.00%, 09/15/2035	198,344	37,490
5.67% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 08/15/2036(2)(8)	363,038	64,621
2.58% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 07/15/2042(2)	2,283,949	2,303,371
3.50%, 07/15/2042	5,655,761	5,983,226
2.53% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.50% Cap), 08/15/2042(2)	1,462,970	1,474,092
2.58% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.50% Cap), 08/15/2042(2)	1,300,410	1,313,581
3.00%, 08/15/2042	1,804,397	1,857,906
3.00%, 01/15/2043	451,872	473,240
0.00%, 09/15/2043	915,716	819,477
Freddie Mac Structured Pass-Through Certificates
5.41%, 07/25/2032(4)	56,319	62,348
4.92%, 07/25/2033(4)	166,587	181,812
2.33%, 10/25/2037(4)	1,180,046	1,285,471
7.50%, 02/25/2042	229,773	276,360
7.50%, 08/25/2042(4)	38,776	48,745
6.50%, 02/25/2043	233,809	280,980
7.00%, 02/25/2043	75,696	90,303
5.23%, 05/25/2043	537,023	599,173
0.00%, 07/25/2043	20,625	17,336

7.50%, 07/25/2043	54,109	66,679
0.00%, 09/25/2043	22,550	19,066
7.50%, 09/25/2043	293,557	343,574
0.00%, 10/25/2043	26,293	18,282
7.00%, 10/25/2043	302,733	364,425
3.65% (12 Month U.S. Treasury Average + 1.20%, 1.20% Floor), 10/25/2044(2)	500,237	505,639
FREMF 2013-K25 Mortgage Trust
3.74%, 11/25/2045(3)(4)	2,000,000	2,061,293
FREMF 2013-K35 Mortgage Trust
4.07%, 12/25/2046(3)(4)	2,951,000	3,090,041
FREMF 2014-K40 Mortgage Trust
4.21%, 11/25/2047(3)(4)	2,273,000	2,393,168
FREMF 2014-K41 Mortgage Trust
3.96%, 11/25/2047(3)(4)	6,000,000	6,177,610
FREMF 2015-K44 Mortgage Trust
3.81%, 01/25/2048(3)(4)	3,510,000	3,638,428
FREMF 2015-K45 Mortgage Trust
3.71%, 04/25/2048(3)(4)	2,135,000	2,218,252
FREMF 2015-K49 Mortgage Trust
3.85%, 10/25/2048(3)(4)	4,000,000	4,106,479
FREMF 2015-K51 Mortgage Trust
4.09%, 10/25/2048(3)(4)	1,500,000	1,552,866
FREMF 2015-K720 Mortgage Trust
3.51%, 07/25/2022(3)(4)	4,000,000	4,033,959
FREMF 2016-K52 Mortgage Trust
4.06%, 01/25/2049(3)(4)	4,750,000	5,023,110
FREMF 2016-K59 Mortgage Trust
3.70%, 11/25/2049(3)(4)	2,450,000	2,552,287
FREMF 2016-K722 Mortgage Trust
3.97%, 07/25/2049(3)(4)	1,845,000	1,925,841
Ginnie Mae
3.50%, 10/01/2048(10)	62,530,000	64,789,385
3.00%, 10/01/2049(10)	63,770,000	65,445,208
4.00%, 10/01/2049(10)	38,495,000	40,034,048

Ginnie Mae I Pool
7.50%, 11/15/2022	35	35
7.50%, 03/15/2023	172	176
7.00%, 08/15/2023	195	198
7.00%, 09/15/2023	7,843	8,199
7.00%, 11/15/2023	448	471
6.50%, 01/15/2024	2,634	2,916
7.00%, 02/15/2024	3,058	3,133
9.50%, 10/15/2024	4,271	4,390
9.00%, 11/15/2024	157	159
9.50%, 12/15/2025	636	638
7.50%, 11/15/2026	879	892
7.50%, 07/15/2027	856	860
6.50%, 03/15/2028	6,975	7,720
7.50%, 07/15/2028	637	647
8.00%, 08/15/2028	1,145	1,148
6.50%, 09/15/2028	14,775	16,354
7.50%, 09/15/2028	2,740	2,958
6.50%, 10/15/2028	889	984
6.00%, 11/15/2028	9,220	10,193
7.00%, 09/15/2031	75,740	88,729
6.50%, 01/15/2032	58,228	66,873
6.50%, 07/15/2032	2,313	2,560
6.50%, 02/15/2033	9,971	11,036
7.00%, 02/15/2033	5,621	6,293
5.50%, 04/15/2033	259,306	294,365
6.50%, 04/15/2033	5,976	6,614
5.50%, 06/15/2033	3,063	3,464
7.00%, 06/15/2033	17,889	21,279
5.50%, 12/15/2033	10,396	11,802
5.50%, 07/15/2034	6,787	7,648
5.50%, 09/15/2034	15,178	16,622
7.00%, 06/15/2035	195,136	226,128
6.50%, 12/15/2035	66,683	76,567

7.00%, 04/15/2037	31,881	36,814
7.50%, 10/15/2037	35,235	43,241
4.00%, 06/15/2039	435,816	464,872
4.50%, 04/15/2040	2,368,434	2,579,388
4.00%, 10/15/2040	248,305	265,083
3.50%, 01/15/2042	4,883,871	5,140,045
3.50%, 03/15/2043	1,196,022	1,265,821
3.50%, 04/15/2043	4,333,921	4,560,538
3.00%, 05/15/2043	601,091	621,791
3.50%, 06/15/2043	1,562,589	1,644,134
3.50%, 07/15/2043	612,377	648,055
Ginnie Mae II Pool
8.50%, 03/20/2025	211	217
8.50%, 04/20/2025	1,346	1,458
8.50%, 05/20/2025	2,888	3,113
8.00%, 12/20/2025	484	525
8.00%, 06/20/2026	1,228	1,353
8.00%, 08/20/2026	868	987
8.00%, 09/20/2026	1,037	1,193
8.00%, 11/20/2026	869	985
8.00%, 10/20/2027	2,229	2,502
8.00%, 11/20/2027	1,984	2,210
8.00%, 12/20/2027	922	1,024
7.50%, 02/20/2028	1,235	1,368
6.00%, 03/20/2028	5,706	6,375
8.00%, 06/20/2028	507	512
8.00%, 08/20/2028	121	125
7.50%, 09/20/2028	3,872	4,329
8.00%, 09/20/2028	317	324
6.50%, 07/20/2029	66,214	74,913
6.00%, 11/20/2033	4,571	5,292
5.00%, 10/20/2037	314,845	348,729
7.00%, 08/20/2038	24,777	28,544
6.00%, 09/20/2038	455,048	523,197

6.00%, 11/20/2038	5,108	5,705
6.00%, 08/20/2039	237,750	269,276
5.50%, 09/20/2039	130,549	144,374
4.50%, 06/20/2040	805,637	881,297
5.00%, 07/20/2040	202,498	223,893
4.00%, 10/20/2040	2,349,972	2,503,883
4.50%, 01/20/2041	647,410	708,475
4.50%, 03/20/2041	604,942	661,811
4.50%, 05/20/2041	302,332	330,755
4.50%, 06/20/2041	2,118,134	2,315,954
4.50%, 09/20/2041	665,485	728,213
3.00%, 06/20/2042	343,878	355,919
4.00%, 06/20/2042	2,982,479	3,179,900
3.00%, 08/20/2042	4,598,940	4,759,982
3.50%, 10/20/2042	5,201,207	5,524,530
4.00%, 10/20/2042	6,189,583	6,600,352
3.00%, 11/20/2042	2,553,876	2,643,304
3.50%, 11/20/2042	1,790,772	1,902,094
3.00%, 12/20/2042	1,302,111	1,347,707
4.00%, 12/20/2042	3,022,368	3,223,105
3.00%, 01/20/2043	1,317,547	1,363,684
4.00%, 02/20/2043	1,334,009	1,422,087
3.00%, 04/20/2043	3,320,052	3,436,315
3.50%, 05/20/2043	1,206,048	1,281,025
3.00%, 09/20/2043	1,009,051	1,043,851
4.50%, 09/20/2043	1,719,458	1,844,864
3.00%, 10/20/2043	150,664	155,863
4.00%, 10/20/2043	4,573,698	4,876,048
4.50%, 10/20/2043	3,271,185	3,508,819
4.50%, 12/20/2043	1,728,715	1,854,477
3.00%, 01/20/2044	873,236	903,458
5.00%, 06/20/2044	834,834	923,203
3.00%, 07/20/2044	403,442	416,892
5.00%, 07/20/2044	709,827	778,635

4.00%, 11/20/2044	2,528,412	2,690,124
3.00%, 12/20/2044	786,926	813,241
4.00%, 12/20/2044	1,773,292	1,886,195
3.50%, 03/20/2045	1,751,643	1,832,443
4.00%, 03/20/2045	456,774	485,864
3.00%, 04/20/2045	7,318,818	7,547,264
3.50%, 04/20/2045	13,924,184	14,565,956
3.00%, 05/20/2045	1,271,990	1,315,219
4.00%, 05/20/2045	5,881,113	6,249,790
3.00%, 07/20/2045	2,890,840	2,981,140
5.00%, 08/20/2045	930,868	1,007,644
3.00%, 10/20/2045	3,256,538	3,358,254
3.50%, 10/20/2045	11,371,014	11,937,091
3.00%, 11/20/2045	769,947	794,037
4.00%, 11/20/2045	4,930,698	5,218,685
4.00%, 01/20/2046	1,163,951	1,236,924
4.50%, 01/20/2046	2,806,968	2,998,823
4.00%, 03/20/2046	1,261,365	1,340,445
3.00%, 04/20/2046	7,894,577	8,143,274
3.50%, 04/20/2046	24,159,203	25,272,631
4.00%, 04/20/2046	3,338,494	3,544,230
3.00%, 05/20/2046	325,086	334,643
4.00%, 05/20/2046	5,706,285	6,051,834
3.50%, 06/20/2046	4,476,945	4,703,186
4.00%, 06/20/2046	2,658,887	2,814,209
3.00%, 07/20/2046	6,230,339	6,424,912
3.50%, 07/20/2046	13,448,026	14,029,523
4.50%, 07/20/2046	1,477,653	1,579,179
3.00%, 08/20/2046	7,230,731	7,456,646
3.00%, 09/20/2046	2,124,710	2,192,374
3.50%, 09/20/2046	1,489,194	1,552,424
4.50%, 09/20/2046	2,531,700	2,708,003
5.00%, 09/20/2046	2,329,040	2,575,577
4.00%, 11/20/2046	2,504,787	2,635,598

4.50%, 11/20/2046	4,519,698	4,845,906
2.50%, 12/20/2046	3,109,332	3,142,986
3.50%, 12/20/2046	9,437,167	9,825,739
3.00%, 01/20/2047	4,807,724	4,957,583
3.50%, 01/20/2047	687,367	715,435
3.00%, 02/20/2047	6,613,321	6,819,077
3.50%, 02/20/2047	8,761,649	9,117,961
4.00%, 02/20/2047	4,419,220	4,636,190
3.00%, 03/20/2047	723,161	743,579
3.50%, 03/20/2047	10,789,614	11,247,437
4.00%, 03/20/2047	9,561,348	10,031,184
4.50%, 03/20/2047	991,792	1,049,137
4.00%, 05/20/2047	819,703	858,751
3.50%, 06/20/2047	6,745,394	7,015,025
4.50%, 07/20/2047	10,265,762	10,845,574
4.50%, 08/20/2047	2,759,190	2,900,034
4.00%, 09/20/2047	35,972,773	37,580,257
5.00%, 10/20/2047	515,144	553,149
3.50%, 11/20/2047	16,156,225	16,785,250
5.00%, 11/20/2047	2,305,817	2,475,690
4.25%, 12/20/2047	1,868,858	1,963,215
4.00%, 01/20/2048	2,563,040	2,672,172
4.50%, 01/20/2048	2,305,207	2,420,303
4.50%, 02/20/2048	10,946,443	11,510,756
4.50%, 03/20/2048	1,215,402	1,271,838
4.50%, 04/20/2048	2,866,332	3,040,203
4.50%, 04/20/2048	4,259,023	4,578,874
4.50%, 04/20/2048	1,164,046	1,228,238
4.50%, 04/20/2048	2,005,720	2,138,495
4.50%, 05/20/2048	2,628,418	2,765,688
4.50%, 05/20/2048	9,730,380	10,348,616
4.50%, 05/20/2048	6,645,419	7,171,962
5.00%, 06/20/2048	4,785,390	5,186,932
5.00%, 07/20/2048	1,422,235	1,539,736

5.00%, 07/20/2048	6,838,275	7,413,594
4.50%, 09/20/2048	3,122,711	3,281,327
3.50%, 11/20/2048	9,965,560	10,329,014
4.00%, 03/20/2049	17,901,080	18,681,633
4.50%, 05/20/2049	27,012,590	28,345,069
5.00%, 07/20/2049	1,695,494	1,853,432
5.00%, 08/20/2049	8,963,585	9,703,083
4.43%, 05/20/2063(4)	258,823	262,454
GMACM Mortgage Loan Trust 2003-J8
5.25%, 12/25/2033	7,688	8,023
GMACM Mortgage Loan Trust 2005-AR3
3.91%, 06/19/2035(4)	74,840	74,789
Gosforth Funding 2018-1 Plc
2.58% (3 Month LIBOR USD + 0.45%), 08/25/2060(2)(3)	6,319,269	6,314,908
Government National Mortgage Association
5.00%, 04/16/2023	5,491	5,496
6.50%, 10/16/2024	74,684	74,612
6.00%, 02/20/2029	88,193	88,110
9.00%, 10/20/2030	17,378	17,354
9.00%, 11/16/2030	1,208	1
9.00%, 11/20/2030	11,643	13,956
6.22% (1 Month LIBOR USD + 8.25%, 8.25% Cap), 08/16/2031(2)(8)	14,499	118
6.50%, 06/20/2032	195,915	195,691
6.50%, 07/20/2032	67,527	67,460
10.99% (1 Month LIBOR USD + 14.70%, 14.70% Cap), 11/17/2032(2)(8)	12,418	13,748
6.00%, 11/20/2032	137,116	144,555
0.00%, 12/20/2032	31,992	31,589
5.50%, 01/16/2033	369,573	405,167
6.50%, 01/20/2033	99,207	111,182
5.67% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/16/2033(2)(8)	38,189	1,570
0.00%, 02/17/2033	16,342	16,131
5.66% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 02/20/2033(2)(8)	22,162	3,628
0.00%, 03/16/2033	7,212	6,822
5.34% (1 Month LIBOR USD + 7.67%, 7.67% Cap), 03/17/2033(2)(8)	458	458

6.50%, 03/20/2033	55,312	60,734
6.50%, 03/20/2033	188,495	210,492
5.50%, 04/20/2033	209,301	227,352
6.50%, 05/20/2033	73,051	81,832
0.00%, 06/16/2033	38,842	35,188
6.00%, 09/16/2033	116,391	129,814
0.00%, 10/20/2033	5,946	5,542
5.82%, 10/20/2033(4)	143,028	161,646
4.52% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/16/2033(2)(8)	79,773	8,891
4.52% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/16/2033(2)(8)	76,749	10,058
5.50%, 03/16/2034	3,092,781	3,399,475
14.09% (1 Month LIBOR USD + 19.66%, 19.66% Cap), 04/16/2034(2)(8)	38,015	54,013
12.26% (1 Month LIBOR USD + 16.72%, 16.72% Cap), 05/18/2034(2)(8)	3,373	3,982
0.00%, 06/20/2034	68,255	64,801
6.00%, 06/20/2034	255,022	284,073
10.67% (1 Month LIBOR USD + 14.86%, 14.86% Cap), 08/17/2034(2)(8)	23,748	25,958
5.71%, 08/20/2034(4)	77,210	86,364
4.52% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/16/2034(2)(8)	265,257	44,713
7.00% (1 Month LIBOR USD + 44.50%, 7.00% Cap), 09/20/2034(2)(8)	29,712	32,031
19.43% (1 Month LIBOR USD + 29.46%, 29.46% Cap), 09/20/2034(2)(8)	29,712	42,960
9.88% (1 Month LIBOR USD + 14.26%, 14.26% Cap), 10/16/2034(2)(8)	3,120	3,433
16.95% (1 Month LIBOR USD + 24.38%, 24.38% Cap), 10/16/2034(2)(8)	25,354	35,045
4.06% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 10/20/2034(2)(8)	394,268	52,084
8.11% (1 Month LIBOR USD + 12.20%, 12.20% Cap), 10/20/2034(2)(8)	2,274	2,314
4.04% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 11/20/2034(2)(8)	203,999	5,729
4.71% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 01/20/2035(2)(8)	268,501	57,186
11.55% (1 Month LIBOR USD + 16.43%, 16.43% Cap), 06/17/2035(2)(8)	93,784	113,810
4.76% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 06/20/2035(2)(8)	138,685	148,857
5.50%, 07/20/2035	27,884	4,965
14.08% (1 Month LIBOR USD + 20.83%, 20.83% Cap), 08/16/2035(2)(8)	15,365	23,043
0.00%, 08/20/2035	162,958	147,964
14.99% (1 Month LIBOR USD + 22.73%, 22.73% Cap), 08/20/2035(2)(8)	3,093	5,527
4.26% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 09/20/2035(2)(8)	554,369	116,337
5.50%, 09/20/2035	161,818	176,603

0.00%, 10/20/2035	35,178	30,244
0.00%, 11/20/2035	50,496	45,864
6.00%, 12/20/2035	53,904	8,703
5.75%, 02/20/2036	28,471	29,903
0.00%, 03/20/2036	44,277	40,442
0.00%, 05/20/2036	61,911	58,926
4.46% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 06/20/2036(2)(8)	7,345	327
0.00%, 07/20/2036	8,638	8,063
6.50%, 07/20/2036	255,259	294,852
6.50%, 08/20/2036	343,292	385,273
4.66% (1 Month LIBOR USD + 6.70%, 6.70% Cap), 10/20/2036(2)(8)	80,975	14,554
5.56%, 10/20/2036	154,646	166,848
4.76% (1 Month LIBOR USD + 6.80%, 6.80% Cap), 11/20/2036(2)(8)	136,691	16,960
5.89%, 02/20/2037(4)	50,201	57,431
0.00%, 03/20/2037	152,268	143,363
4.16% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 03/20/2037(2)(8)	146,207	20,476
0.00%, 04/16/2037	81,381	71,121
4.78% (1 Month LIBOR USD + 6.81%, 6.81% Cap), 04/16/2037(2)(8)	209,732	37,687
4.16% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 04/20/2037(2)(8)	81,401	8,180
5.99%, 04/20/2037(4)	95,863	107,088
2.33% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 05/16/2037(2)	58,357	58,265
0.00%, 05/20/2037	12,749	11,528
4.16% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(8)	157,663	17,701
4.16% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 05/20/2037(2)(8)	162,781	23,111
0.00%, 06/16/2037	22,981	20,449
0.00%, 06/16/2037	235,176	215,186
4.44% (1 Month LIBOR USD + 6.47%, 6.47% Cap), 06/16/2037(2)(8)	98,544	11,979
4.21% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 06/20/2037(2)(8)	127,459	12,575
4.60% (1 Month LIBOR USD + 6.64%, 6.64% Cap), 07/20/2037(2)(8)	183,919	21,799
4.64% (1 Month LIBOR USD + 6.68%, 6.68% Cap), 07/20/2037(2)(8)	181,853	22,754
4.71% (1 Month LIBOR USD + 6.75%, 6.75% Cap), 07/20/2037(2)(8)	124,712	16,779
4.73% (1 Month LIBOR USD + 6.78%, 6.78% Cap), 08/20/2037(2)(8)	45,084	9,354
0.00%, 09/20/2037	19,712	19,204
4.51% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 09/20/2037(2)(8)	125,924	17,132

14.07% (1 Month LIBOR USD + 20.21%, 20.21% Cap), 09/20/2037(2)(8)	31,725	40,319
5.50%, 10/16/2037	169,355	14,142
9.31% (1 Month LIBOR USD + 13.40%, 13.40% Cap), 10/20/2037(2)(8)	22,038	25,014
0.00%, 11/16/2037	249,764	229,876
4.51% (1 Month LIBOR USD + 6.54%, 6.54% Cap), 11/16/2037(2)(8)	141,891	22,740
3.96% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 11/20/2037(2)(8)	144,185	15,764
4.46% (1 Month LIBOR USD + 6.50%, 6.50% Cap), 11/20/2037(2)(8)	278,722	31,741
4.47% (1 Month LIBOR USD + 6.51%, 6.51% Cap), 11/20/2037(2)(8)	157,911	16,871
4.51% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 11/20/2037(2)(8)	126,911	21,934
13.82% (1 Month LIBOR USD + 19.95%, 19.95% Cap), 11/20/2037(2)(8)	15,672	20,350
4.51% (1 Month LIBOR USD + 6.55%, 6.55% Cap), 12/20/2037(2)(8)	195,787	24,615
0.00%, 01/20/2038	9,048	8,186
5.48%, 01/20/2038(4)	677,544	774,361
3.96% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 02/20/2038(2)(8)	1,257,258	170,721
5.50%, 02/20/2038	30,975	3,222
5.67% (1 Month LIBOR USD + 7.70%, 7.70% Cap), 04/16/2038(2)(8)	74,539	12,287
4.26% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 04/20/2038(2)(8)	197,932	36,119
4.37% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 05/16/2038(2)(8)	650,542	102,636
4.16% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 06/20/2038(2)(8)	46,962	7,536
6.00%, 06/20/2038	99,281	114,431
2.86% (1 Month LIBOR USD + 0.82%, 0.82% Floor, 7.00% Cap), 07/20/2038(2)	380,227	387,203
4.11% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 07/20/2038(2)(8)	167,440	17,677
5.75%, 07/20/2038	158,146	167,731
3.96% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 08/20/2038(2)(8)	59,552	7,123
5.57%, 08/20/2038(4)	243,387	279,111
3.86% (1 Month LIBOR USD + 5.90%, 5.90% Cap), 09/20/2038(2)(8)	201,003	24,301
4.16% (1 Month LIBOR USD + 6.20%, 6.20% Cap), 09/20/2038(2)(8)	411,775	39,930
5.56% (1 Month LIBOR USD + 7.60%, 7.60% Cap), 09/20/2038(2)(8)	87,004	11,799
6.13%, 11/20/2038(4)	162,261	185,672
4.37% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 12/16/2038(2)(8)	2,895	11
3.66% (1 Month LIBOR USD + 5.70%, 5.70% Cap), 12/20/2038(2)(8)	207,512	21,806
3.96% (1 Month LIBOR USD + 6.00%, 6.00% Cap), 12/20/2038(2)(8)	115,878	10,344
5.26% (1 Month LIBOR USD + 7.30%, 7.30% Cap), 12/20/2038(2)(8)	368,362	76,846
5.85%, 12/20/2038(4)	554,807	633,686

6.00%, 12/20/2038	38,721	2,808
5.40%, 01/20/2039(4)	759,373	844,805
4.07% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 02/16/2039(2)(8)	96,089	10,538
4.12% (1 Month LIBOR USD + 6.15%, 6.15% Cap), 02/16/2039(2)(8)	153,107	13,756
3.91% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 02/20/2039(2)(8)	166,702	18,933
4.00% (1 Month LIBOR USD + 6.04%, 6.04% Cap), 02/20/2039(2)(8)	102,289	9,016
4.26% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(8)	16,041	176
4.26% (1 Month LIBOR USD + 6.30%, 6.30% Cap), 03/20/2039(2)(8)	156,890	11,162
6.50%, 03/20/2039	53,363	9,529
6.50%, 03/20/2039	120,368	29,554
4.23% (1 Month LIBOR USD + 6.27%, 6.27% Cap), 04/20/2039(2)(8)	297,963	30,094
5.50%, 05/20/2039	35,675	5,091
6.00%, 05/20/2039	48,705	9,111
4.37% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 06/16/2039(2)(8)	92,831	2,235
3.91% (1 Month LIBOR USD + 5.95%, 5.95% Cap), 06/20/2039(2)(8)	160,382	19,131
4.04% (1 Month LIBOR USD + 6.08%, 6.08% Cap), 06/20/2039(2)(8)	228,132	25,015
4.07% (1 Month LIBOR USD + 6.10%, 6.10% Cap), 07/16/2039(2)(8)	259,913	32,891
4.22% (1 Month LIBOR USD + 6.25%, 6.25% Cap), 08/16/2039(2)(8)	252,769	47,914
7.00%, 08/16/2039	133,672	147,552
4.05% (1 Month LIBOR USD + 6.09%, 6.09% Cap), 09/20/2039(2)(8)	405,249	40,727
5.50%, 09/20/2039	317,000	386,701
5.50%, 10/20/2039	899,221	1,022,685
4.37% (1 Month LIBOR USD + 6.40%, 6.40% Cap), 11/16/2039(2)(8)	320,086	41,098
5.16%, 06/20/2040(4)	162,666	180,559
5.57%, 07/20/2040(4)	238,114	272,144
7.00%, 10/16/2040	463,449	545,091
0.00%, 12/20/2040	617,469	558,635
4.56% (1 Month LIBOR USD + 6.60%, 6.60% Cap), 05/20/2041(2)(8)	321,786	47,988
4.66%, 09/20/2041(4)	355,112	390,617
4.61%, 10/20/2041(4)	667,123	729,049
4.53%, 11/16/2041(4)	375,996	420,339
3.00%, 12/20/2041	1,000,000	1,068,094
3.70%, 01/20/2042(4)	369,672	397,856
3.99%, 09/16/2042(4)	237,249	256,646

4.64%, 10/20/2042(4)	1,236,764	1,347,273
4.78%, 11/20/2042(4)	202,300	223,448
4.49%, 04/20/2043(4)	219,288	235,342
3.50%, 07/20/2046	4,475,346	4,626,503
3.50%, 09/20/2046	1,266,381	1,336,156
2.50%, 07/20/2047	4,787,497	4,830,709
3.00%, 11/20/2047	8,610,731	8,756,699
2.68% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 03/20/2060(2)	19,123	19,011
2.66% (1 Month LIBOR USD + 0.43%, 0.43% Floor, 5.59% Cap), 04/20/2060(2)	69,278	69,192
5.20%, 07/20/2060(4)	208,014	214,086
2.53% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.59% Cap), 08/20/2060(2)	3,860	3,853
2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 5.29% Cap), 01/20/2061(2)	104,477	104,485
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 10.66% Cap), 03/20/2061(2)	1,825,665	1,826,504
2.88% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/20/2061(2)	56,377	56,541
2.93% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 05/20/2061(2)	55,280	55,488
2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor), 08/20/2061(2)	525,547	525,430
2.78% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 10/20/2061(2)	44,596	44,618
2.78% (1 Month LIBOR USD + 0.55%, 0.55% Floor, 10.50% Cap), 12/20/2061(2)	5,398,401	5,406,368
2.78% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 04/20/2062(2)	31,340	31,352
2.93% (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.00% Cap), 04/20/2062(2)	871,455	877,591
2.68% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap), 05/20/2062(2)	9,157	9,157
2.78% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 07/20/2062(2)	57,764	57,812
2.81% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 09/20/2062(2)	346,089	346,276
2.74% (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap), 10/20/2062(2)	2,314,785	2,316,422
2.83% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 4.60% Cap), 10/20/2062(2)	107,805	107,888
2.53% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 11/20/2062(2)	10,770	10,743
2.57% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.00% Cap), 12/20/2062(2)	2,100,863	2,093,199
1.65%, 01/20/2063	1,241,192	1,235,083
2.55% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 01/20/2063(2)	1,125,033	1,121,105
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor), 01/20/2063(2)	38,910	38,921
1.65%, 02/20/2063	1,717,165	1,708,729
2.65% (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap), 02/20/2063(2)	226,099	225,561
2.68% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 02/20/2063(2)	1,200,757	1,199,852
2.64% (1 Month LIBOR USD + 0.41%, 0.41% Floor, 11.00% Cap), 03/20/2063(2)	919,483	917,929

2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 10.50% Cap), 03/20/2063(2)	278,540	278,476
1.65%, 04/20/2063	639,753	634,851
2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 06/20/2063(2)	2,382,893	2,382,405
2.88% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 01/20/2064(2)	2,626,684	2,637,646
2.88% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 02/20/2064(2)	5,346,131	5,368,983
2.92% (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.00% Cap), 02/20/2064(2)	2,656,138	2,676,680
2.88% (1 Month LIBOR USD + 0.65%, 0.65% Floor, 11.00% Cap), 03/20/2064(2)	2,545,793	2,555,545
2.83% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 04/20/2064(2)	2,845,923	2,858,192
2.83% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 04/20/2064(2)	3,310,515	3,320,305
2.83% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 05/20/2064(2)	5,258,975	5,282,252
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2064(2)	2,245,266	2,246,384
2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 07/20/2064(2)	3,400,186	3,399,393
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	1,726,682	1,727,546
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 07/20/2064(2)	2,309,947	2,311,105
2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 09/20/2064(2)	3,741,025	3,738,939
2.83% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.00% Cap), 10/20/2064(2)	1,303,473	1,302,032
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 12/20/2064(2)	3,034,456	3,035,848
2.71% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 02/20/2065(2)	3,587,314	3,586,459
2.85% (1 Month LIBOR USD + 0.47%, 11.00% Cap), 02/20/2065(2)	1,894,291	1,893,637
2.71% (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.00% Cap), 03/20/2065(2)	7,164,001	7,162,424
2.71% (1 Month LIBOR USD + 0.48%, 11.00% Cap), 04/20/2065(2)	5,241,903	5,240,551
2.68% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2065(2)	1,583,751	1,582,340
2.67% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 11.00% Cap), 07/20/2065(2)	3,388,861	3,382,685
2.70% (1 Month LIBOR USD + 0.47%, 0.47% Floor, 11.00% Cap), 08/20/2065(2)	553,394	553,034
2.83% (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap), 11/20/2065(2)	6,330,476	6,358,821
3.23% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 12/20/2066(2)	2,107,553	2,139,989
2.79% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 11.00% Cap), 03/20/2067(2)	6,249,868	6,268,135
2.30% (1 Year LIBOR USD + 0.00%), 05/20/2067(2)	14,749,896	2,069,343
1.66% (1 Year LIBOR USD + 0.00%), 06/20/2067(2)	14,143,737	1,292,738
2.73% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.00% Cap), 06/20/2067(2)	6,083,259	6,086,320
2.68% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 08/20/2067(2)	3,375,741	3,373,991
GS Mortgage Securities Corp. II
2.71%, 12/10/2027(3)	1,095,552	1,095,307
4.26%, 07/10/2051(4)	28,521,000	31,197,642

GS Mortgage Securities Corp. Trust 2012-ALOHA
3.55%, 04/10/2034(3)	4,200,000	4,321,126
GS Mortgage Securities Trust 2006-GG8
1.18%, 11/10/2039(3)(4)	1,339,592	9,858
GS Mortgage Securities Trust 2012-GCJ9
2.77%, 11/10/2045	13,098,698	13,343,197
GS Mortgage Securities Trust 2013-GC13
3.87%, 07/10/2046(4)	5,880,000	6,191,910
GS Mortgage Securities Trust 2013-GC16
1.21%, 11/10/2046(4)	16,795,342	610,467
GS Mortgage Securities Trust 2013-GCJ12
3.14%, 06/10/2046	1,260,000	1,299,106
GS Mortgage Securities Trust 2014-GC18
3.80%, 01/10/2047	4,486,700	4,744,374
4.07%, 01/10/2047	4,338,000	4,659,196
GS Mortgage Securities Trust 2014-GC26
3.36%, 11/10/2047	8,000,000	8,404,242
GS Mortgage Securities Trust 2015-GC28
3.14%, 02/10/2048	9,000,000	9,382,669
GS Mortgage Securities Trust 2016-GS4
3.18%, 11/10/2049	12,000,000	12,658,271
3.44%, 11/10/2049(4)	1,317,000	1,411,216
GSMPS Mortgage Loan Trust 2004-4
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 06/25/2034(2)(3)	54,670	51,053
GSMPS Mortgage Loan Trust 2005-RP2
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 03/25/2035(2)(3)	97,777	90,576
GSMPS Mortgage Loan Trust 2005-RP3
2.34%, 09/25/2035(3)(4)	456,889	59,321
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 09/25/2035(2)(3)	619,708	547,067
GSR Mortgage Loan Trust 2003-3F
5.75%, 04/25/2033	20,581	21,732
GSR Mortgage Loan Trust 2003-6F
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap), 09/25/2032(2)	4,871	4,851

GSR Mortgage Loan Trust 2004-6F
5.50%, 05/25/2034	82,059	84,839
6.50%, 05/25/2034	48,414	52,091
GSR Mortgage Loan Trust 2004-13F
6.00%, 11/25/2034	65,017	68,672
GSR Mortgage Loan Trust 2005-5F
2.52% (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap), 06/25/2035(2)	24,349	22,992
GSR Mortgage Loan Trust 2005-7F
6.00%, 09/25/2035	110,500	116,889
GSR Mortgage Loan Trust 2005-AR6
4.52%, 09/25/2035(4)	6,348	6,470
GSR Mortgage Loan Trust 2006-1F
5.50%, 02/25/2036	56,301	69,362
6.00%, 02/25/2036	321,104	266,520
Headlands Residential LLC
3.88%, 08/25/2022(1)(3)	6,170,000	6,158,274
3.97%, 06/25/2024(1)(3)	9,000,000	9,046,103
Home Re 2018-1 Ltd.
3.62% (1 Month LIBOR USD + 1.60%), 10/25/2028(2)(3)	1,629,498	1,630,407
Home RE 2019-1 Ltd.
3.67% (1 Month LIBOR USD + 1.65%), 05/25/2029(2)(3)	1,860,000	1,862,172
HomeBanc Mortgage Trust 2005-3
2.26% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap), 07/25/2035(2)	373,905	373,716
Impac CMB Trust Series 2004-4
4.84%, 09/25/2034(1)	8,741	9,271
Impac CMB Trust Series 2004-7
2.76% (1 Month LIBOR USD + 0.74%, 11.25% Cap), 11/25/2034(2)	861,502	875,721
Impac CMB Trust Series 2005-4
2.62% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 10.25% Cap), 05/25/2035(2)	96,746	97,649
Impac Secured Assets CMN Owner Trust
5.50%, 08/25/2033	71,417	73,901
Impac Secured Assets Trust 2006-1
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 05/25/2036(2)	241,602	245,871
Impac Secured Assets Trust 2006-2
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap), 08/25/2036(2)	176,728	176,911

Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(3)	5,445,000	5,805,813
JP Morgan Alternative Loan Trust
4.29%, 03/25/2036(4)	30,479	28,901
JP Morgan Chase Commercial Mortgage Securities Corp.
3.05% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 09/15/2029(2)(3)	9,200,000	9,200,520
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC11
0.03%, 08/12/2037(3)(4)	6,239,508	391
JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC15
0.37%, 06/12/2043(4)	2,388,297	3,358
JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12
0.00%, 02/15/2051(4)	1,069,912	11
JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11
2.96%, 04/15/2046	7,152,087	7,334,608
JP Morgan Mortgage Trust 2004-A3
4.90%, 07/25/2034(4)	11,855	12,203
JP Morgan Mortgage Trust 2004-A4
4.78%, 09/25/2034(4)	36,504	38,179
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034	4,197	4,183
JP Morgan Mortgage Trust 2005-A1
4.65%, 02/25/2035(4)	84,310	87,150
JP Morgan Mortgage Trust 2005-A4
4.42%, 07/25/2035(4)	85,454	86,494
JP Morgan Mortgage Trust 2006-A2
4.52%, 11/25/2033(4)	269,903	279,371
4.70%, 08/25/2034(4)	532,662	555,350
JP Morgan Mortgage Trust 2006-A3
4.13%, 08/25/2034(4)	69,448	69,942
JP Morgan Mortgage Trust 2006-A7
4.11%, 01/25/2037(4)	62,470	59,980
4.11%, 01/25/2037(4)	109,582	105,529
JP Morgan Mortgage Trust 2007-A1
4.63%, 07/25/2035(4)	59,641	60,907
4.63%, 07/25/2035(4)	909,781	930,341

JP Morgan Mortgage Trust 2007-A2
4.41%, 04/25/2037(4)	222,074	208,246
JPMBB Commercial Mortgage Securities Trust 2013-C17
3.93%, 01/15/2047	2,288,937	2,428,990
JPMBB Commercial Mortgage Securities Trust 2014-C19
3.67%, 04/15/2047	2,010,000	2,054,239
JPMBB Commercial Mortgage Securities Trust 2014-C25
3.41%, 11/15/2047	13,000,000	13,707,080
JPMBB Commercial Mortgage Securities Trust 2015-C28
2.77%, 10/15/2048	2,265,405	2,263,713
JPMBB Commercial Mortgage Securities Trust 2016-C1
3.31%, 03/15/2049	10,000,000	10,590,627
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.46%, 03/15/2050	20,000,000	21,462,250
JPMCC Commercial Mortgage Securities Trust 2017-JP7
3.19%, 09/15/2050	20,000,000	21,141,806
Ladder Capital Commercial Mortgage 2013-GCP Mortgage Trust
3.99%, 02/15/2036(3)	1,027,000	1,137,821
LB-UBS Commercial Mortgage Trust 2007-C2
0.36%, 02/15/2040(4)	321,147	17
LCCM 2017-LC26
3.29%, 07/12/2050(3)	20,300,000	21,260,074
Legacy Mortgage Asset Trust 2019-GS6
3.00%, 06/25/2059(1)(3)	1,000,000	1,000,806
Lehman Mortgage Trust 2006-2
5.73%, 04/25/2036(4)	52,579	46,307
Lehman Mortgage Trust 2007-6
6.00%, 07/25/2037	31,873	29,727
Lehman Mortgage Trust 2008-2
6.00%, 03/25/2038	322,925	215,967
Luminent Mortgage Trust 2005-1
2.28% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap), 11/25/2035(2)	1,401,074	1,387,746

MASTR Adjustable Rate Mortgages Trust 2004-3
3.93%, 04/25/2034(4)	30,046	28,438
MASTR Adjustable Rate Mortgages Trust 2004-13
4.79%, 04/21/2034(4)	125,170	127,759
MASTR Adjustable Rate Mortgages Trust 2004-15
4.86%, 12/25/2034(4)	38,375	37,938
MASTR Alternative Loan Trust 2003-9
6.00%, 12/25/2033	28,362	29,671
6.00%, 01/25/2034	23,369	24,771
MASTR Alternative Loan Trust 2004-3
6.00%, 04/25/2034	193,426	207,481
6.25%, 04/25/2034	41,758	43,533
MASTR Alternative Loan Trust 2004-6
0.00%, 07/25/2034	28,058	23,818
6.00%, 07/25/2034	17,953	18,645
MASTR Alternative Loan Trust 2004-7
0.00%, 08/25/2034	20,275	17,558
MASTR Alternative Loan Trust 2004-13
5.50%, 01/25/2020	34,875	34,871
MASTR Alternative Loan Trust 2005-6
5.50%, 11/25/2020	21,951	21,300
MASTR Asset Securitization Trust 2003-12
0.00%, 12/25/2033	3,500	3,314
5.00%, 12/25/2033	10,182	10,307
MASTR Asset Securitization Trust 2004-1
0.00%, 02/25/2034	2,152	1,868
MASTR Asset Securitization Trust 2004-4
5.25%, 12/26/2033	51,757	52,000
MASTR Reperforming Loan Trust 2005-2
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap), 05/25/2035(2)(3)	855,569	603,718
MASTR Reperforming Loan Trust 2006-2
4.38%, 05/25/2036(3)(4)	101,761	98,433
MASTR Resecuritization Trust 2005-PO
0.00%, 05/28/2035(3)	23,769	17,286

Merrill Lynch Mortgage Backed Securities Trust Series 2007-3
3.48%, 06/25/2037(4)	73,610	71,949
Merrill Lynch Mortgage Investors Trust Series 2003-A5
4.44%, 08/25/2033(4)	38,070	39,889
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-E
2.64% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.75% Cap), 10/25/2028(2)	81,754	82,406
Merrill Lynch Mortgage Investors Trust Series MLCC 2003-F
2.66% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.75% Cap), 10/25/2028(2)	99,462	99,633
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-1
4.16%, 12/25/2034(4)	76,446	77,281
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A
2.48% (1 Month LIBOR USD + 0.46%, 0.23% Floor, 11.75% Cap), 04/25/2029(2)	31,107	31,029
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-C
2.82% (6 Month LIBOR USD + 0.60%, 0.30% Floor, 11.75% Cap), 07/25/2029(2)	59,345	58,546
Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A4
4.38%, 08/25/2034(4)	68,407	70,684
Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2
4.45%, 02/25/2035(4)	119,432	121,380
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(3)(4)	3,187,171	3,325,874
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(3)(4)	3,438,105	3,520,522
ML Trust XLVII
8.99%, 10/20/2020	18	18
ML-CFC Commercial Mortgage Trust 2006-4
0.76%, 12/12/2049(3)(4)	579,205	8
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6
2.86%, 11/15/2045	7,717,499	7,841,005
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
3.67%, 02/15/2047	3,035,205	3,083,263
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
3.25%, 02/15/2048	3,415,000	3,574,929
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
3.45%, 07/15/2050	27,200,000	28,823,796

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.48%, 05/15/2048	5,000,000	5,301,499
3.73%, 05/15/2048	6,507,000	6,996,991
Morgan Stanley Capital I Trust 2006-IQ12
0.75%, 12/15/2043(3)(4)	640,707	11
Morgan Stanley Capital I Trust 2007-HQ11
0.41%, 02/12/2044(3)(4)	259,225	86
Morgan Stanley Capital I Trust 2007-HQ13
0.00%, 12/15/2044(3)(4)	451,095	5
Morgan Stanley Capital I Trust 2007-IQ13
0.67%, 03/15/2044(3)(4)	481,858	2,023
Morgan Stanley Capital I Trust 2012-C4
2.99%, 03/15/2045	278,242	279,443
Morgan Stanley Capital I Trust 2014-CPT
3.35%, 07/13/2029(3)	4,241,000	4,315,122
Morgan Stanley Capital I Trust 2016-UB11
2.53%, 08/15/2049	20,000,000	20,170,720
Morgan Stanley Mortgage Loan Trust 2004-3
5.61%, 04/25/2034(4)	182,655	197,804
Morgan Stanley Mortgage Loan Trust 2004-9
3.08%, 10/25/2019(4)	13,717	13,305
MortgageIT Trust 2005-2
2.54% (1 Month LIBOR USD + 0.52%, 0.26% Floor, 11.50% Cap), 05/25/2035(2)	681,736	691,605
MortgageIT Trust 2005-3
2.62% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 08/25/2035(2)	2,228,720	2,223,266
MRFC Mortgage Pass-Through Trust Series 1999-TBC2
2.51% (1 Month LIBOR USD + 0.48%, 0.24% Floor, 10.00% Cap), 06/15/2030(2)	210,648	210,136
MRFC Mortgage Pass-Through Trust Series 2000-TBC3
2.47% (1 Month LIBOR USD + 0.44%, 0.22% Floor, 10.00% Cap), 12/15/2030(2)	49,792	48,643
NACC Reperforming Loan REMIC Trust 2004-R2
6.50%, 10/25/2034(3)(4)	55,677	56,015
NCUA Guaranteed Notes Trust 2010-R3
2.40%, 12/08/2020	57,828	57,972
2.62% (1 Month LIBOR USD + 0.56%, 0.56% Floor, 8.00% Cap), 12/08/2020(2)	1,163,644	1,164,329

New Residential Mortgage Loan Trust 2017-2
4.00%, 03/25/2057(3)(4)	3,573,450	3,721,680
New Residential Mortgage Loan Trust 2017-3
4.00%, 04/25/2057(3)(4)	5,975,410	6,191,109
New Residential Mortgage Loan Trust 2017-4
4.00%, 05/25/2057(3)(4)	4,016,917	4,189,901
New Residential Mortgage Loan Trust 2018-RPL1
3.50%, 12/25/2057(3)(4)	25,772,369	26,756,173
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A1
7.00%, 04/25/2033	7,954	8,476
5.50%, 05/25/2033	8,988	9,121
6.00%, 05/25/2033	19,888	20,443
Oaktown Re II Ltd.
3.57% (1 Month LIBOR USD + 1.55%), 07/25/2028(2)(3)	2,196,602	2,199,306
Oaktown Re III Ltd.
3.42% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 07/25/2029(2)(3)	2,890,000	2,894,696
Prime Mortgage Trust 2004-CL1
6.00%, 02/25/2034	71,133	75,847
Provident Funding Mortgage Loan Trust 2005-1
4.84%, 05/25/2035(4)	3,443	3,441
Radnor Re 2018-1 Ltd.
3.42% (1 Month LIBOR USD + 1.40%), 03/25/2028(2)(3)	3,454,277	3,458,981
RALI Series 2002-QS16 Trust
12.40% (1 Month LIBOR USD + 16.62%, 16.62% Cap), 10/25/2017(2)(8)	118	132
RALI Series 2005-QA6 Trust
5.27%, 05/25/2035(4)	103,673	77,815
RALI Series 2007-QS1 Trust
6.00%, 01/25/2037	16,265	15,414
RBS Commercial Funding, Inc. 2013-SMV Trust
3.26%, 03/11/2031(3)	512,000	524,630
RBSSP Resecuritization Trust 2009-1
6.50%, 02/26/2036(3)(4)	179,442	186,119
RBSSP Resecuritization Trust 2009-12
5.40%, 11/25/2033(3)(4)	221,381	228,339

Reperforming Loan REMIC Trust 2005-R1
0.00%, 03/25/2035(3)	6,836	4,903
Residential Asset Securitization Trust 2003-A14
4.75%, 02/25/2019	133	106
Residential Asset Securitization Trust 2003-A8
4.25%, 10/25/2018	2,324	2,313
Residential Asset Securitization Trust 2004-A7
5.50%, 10/25/2034	1,908,108	1,961,142
Residential Asset Securitization Trust 2005-A2
3.03% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 03/25/2035(2)(8)	693,965	59,390
Residential Asset Securitization Trust 2006-A4IP
6.00%, 05/25/2036	65,464	63,918
RFMSI Series 2005-SA4 Trust
4.05%, 09/25/2035(4)	36,077	33,322
Seasoned Credit Risk Transfer Trust Series 2019-1
3.50%, 07/25/2058	11,487,681	12,058,033
Seasoned Credit Risk Transfer Trust Series 2019-3
3.50%, 10/25/2058	3,880,000	4,183,645
Sequoia Mortgage Trust 2004-10
2.66% (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.50% Cap), 11/20/2034(2)	41,761	42,178
Sequoia Mortgage Trust 2004-11
2.64% (1 Month LIBOR USD + 0.60%, 0.30% Floor, 11.50% Cap), 12/20/2034(2)	117,233	117,577
Sequoia Mortgage Trust 2004-12
2.62% (6 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap), 01/20/2035(2)	111,686	106,346
Sequoia Mortgage Trust 2004-8
2.74% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 11.50% Cap), 09/20/2034(2)	788,421	782,450
2.76% (6 Month LIBOR USD + 0.74%, 0.37% Floor, 11.50% Cap), 09/20/2034(2)	119,481	119,299
Series RR 2014-1 Trust
0.00%, 05/25/2047(3)	1,603,000	1,370,160
Station Place Securitization Trust Series 2019-WL1
2.67% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 08/25/2052(2)(3)	7,025,000	7,032,116
Structured Asset Mortgage Investments II Trust 2004-AR5
2.72% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.00% Cap), 10/19/2034(2)	119,694	120,223
Structured Asset Mortgage Investments II Trust 2005-AR5
2.31% (1 Month LIBOR USD + 0.25%, 0.25% Floor, 11.00% Cap), 07/19/2035(2)	457,561	455,071

Structured Asset Mortgage Investments Trust 2003-CL1
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor, 8.00% Cap), 07/25/2032(2)	261,090	255,069
Structured Asset Securities Corp.
4.45%, 12/25/2033(4)	138,876	142,309
4.45%, 12/25/2033(4)	1,183,555	1,184,529
5.21%, 02/25/2034(1)	189,840	197,642
2.37% (1 Month LIBOR USD + 0.35%, 0.35% Floor), 06/25/2035(2)(3)	71,850	64,082
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs Series 2003-34A
4.23%, 11/25/2033(4)	34,751	35,308
Tharaldson Hotel Portfolio Trust 2018-THPT
2.79% (1 Month LIBOR USD + 0.75%, 0.85% Floor), 11/11/2034(2)(3)	1,117,101	1,116,912
Thornburg Mortgage Securities Trust 2003-4
2.66% (1 Month LIBOR USD + 0.64%, 0.32% Floor, 11.50% Cap), 09/25/2043(2)	543,648	549,963
Thornburg Mortgage Securities Trust 2003-5
4.18%, 10/25/2043(4)	2,744,900	2,826,768
Thornburg Mortgage Securities Trust 2004-4
4.17%, 12/25/2044(4)	309,994	316,863
Thornburg Mortgage Securities Trust 2005-1
4.58%, 04/25/2045(4)	760,793	764,273
Toorak Mortgage Corp. 2019-2 Ltd.
3.72%, 09/25/2022(1)	6,665,000	6,676,800
UBS Commercial Mortgage Trust 2012-C1
2.24%, 05/10/2045(3)(4)	1,506,788	61,980
UBS Commercial Mortgage Trust 2017-C2
3.26%, 08/15/2050	10,114,000	10,609,963
UBS Commercial Mortgage Trust 2017-C5
3.21%, 11/15/2050	21,500,000	22,649,994
UBS Commercial Mortgage Trust 2018-C9
3.85%, 03/15/2051	9,650,000	10,645,439
UBS-BAMLL Trust
3.66%, 06/10/2030(3)	1,787,000	1,836,946
UBS-Barclays Commercial Mortgage Trust 2012-C2
1.47%, 05/10/2063(3)(4)	5,283,937	161,069
3.53%, 05/10/2063	1,073,000	1,106,392

UBS-Barclays Commercial Mortgage Trust 2013-C6
3.24%, 04/10/2046	271,000	279,497
Vendee Mortgage Trust 1993-1
7.25%, 02/15/2023	166,341	177,770
Vendee Mortgage Trust 1994-1
5.30%, 02/15/2024(4)	52,892	55,500
6.50%, 02/15/2024	145,792	155,556
Vendee Mortgage Trust 1996-1
6.75%, 02/15/2026	92,451	102,984
Vendee Mortgage Trust 1996-2
6.75%, 06/15/2026	41,929	46,579
Vendee Mortgage Trust 1997-1
7.50%, 02/15/2027	136,940	153,294
Vendee Mortgage Trust 1998-1
7.00%, 03/15/2028	90,180	102,193
VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(3)	2,283,000	2,335,967
VNDO 2013-PENN Mortgage Trust
3.81%, 12/13/2029(3)	2,500,000	2,533,638
Wachovia Bank Commercial Mortgage Trust Series 2006-C24
0.10%, 03/15/2045(3)(4)	3,995,761	8
WaMu Mortgage Pass-Through Certificates Series 2003-AR7 Trust
4.40%, 08/25/2033(4)	63,771	65,151
WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust
4.32%, 09/25/2033(4)	372,815	386,936
4.40%, 09/25/2033(4)	66,584	68,418
WaMu Mortgage Pass-Through Certificates Series 2003-AR11 Trust
4.17%, 10/25/2033(4)	215,777	223,343
WaMu Mortgage Pass-Through Certificates Series 2003-S1 Trust
5.50%, 04/25/2033	75,113	78,379
WaMu Mortgage Pass-Through Certificates Series 2003-S4
11.91% (1 Month LIBOR USD + 17.46%, 17.46% Cap), 06/25/2033(2)(8)	21,532	27,486
WaMu Mortgage Pass-Through Certificates Series 2003-S9 Trust
0.00%, 10/25/2033	3,187	2,912
5.25%, 10/25/2033	283,766	293,142

WaMu Mortgage Pass-Through Certificates Series 2004-AR3 Trust
4.50%, 06/25/2034(4)	2,201,159	2,260,934
4.50%, 06/25/2034(4)	124,033	127,401
WaMu Mortgage Pass-Through Certificates Series 2004-AR14 Trust
4.40%, 01/25/2035(4)	2,151,314	2,225,003
WaMu Mortgage Pass-Through Certificates Series 2004-CB2 Trust
6.00%, 08/25/2034	675,720	733,577
WaMu Mortgage Pass-Through Certificates Series 2004-CB3 Trust
6.50%, 10/25/2034	2,147,009	2,320,231
WaMu Mortgage Pass-Through Certificates Series 2004-CB4 Trust
5.50%, 12/25/2019	1,619	1,613
WaMu Mortgage Pass-Through Certificates Series 2004-RS2
5.00%, 11/25/2033	48,005	49,663
WaMu Mortgage Pass-Through Certificates Series 2004-S2 Trust
5.50%, 06/25/2034	292,661	310,131
WaMu Mortgage Pass-Through Certificates Series 2004-S3 Trust
5.00%, 07/25/2034	39,066	39,767
WaMu Mortgage Pass-Through Certificates Series 2006-AR10 Trust
3.87%, 09/25/2036(4)	7,699	6,629
WaMu Mortgage Pass-Through Certificates Series 2006-AR8 Trust
3.88%, 08/25/2046(4)	54,053	52,218
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust
0.00%, 03/25/2035	11,410	9,250
5.50%, 03/25/2035	89,525	91,363
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-2 Trust
2.98% (1 Month LIBOR USD + 5.00%, 5.00% Cap), 04/25/2035(2)(8)	222,647	30,913
3.03% (1 Month LIBOR USD + 5.05%, 5.05% Cap), 04/25/2035(2)(8)	664,569	80,675
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-4 Trust
5.50%, 06/25/2035	243,565	241,480
5.50%, 06/25/2035	246,263	50,663
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-6 Trust
5.50%, 08/25/2035	41,391	40,597

Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-1 Trust
5.75%, 02/25/2036	17,702	16,738
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-MS7 Trust
0.00%, 03/25/2033	103	94
Wells Fargo Alternative Loan 2003-1 Trust
0.00%, 09/25/2033	4,745	4,440
Wells Fargo Alternative Loan 2007-PA3 Trust
5.75%, 07/25/2037	20,177	19,599
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028(3)(4)	1,548,000	1,547,296
Wells Fargo Commercial Mortgage Trust 2014-LC16
2.82%, 08/15/2050	64,430	64,367
Wells Fargo Commercial Mortgage Trust 2015-C26
2.99%, 02/15/2048	9,300,000	9,516,969
Wells Fargo Commercial Mortgage Trust 2015-C29
3.37%, 06/15/2048	10,000,000	10,554,385
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058	729,000	782,851
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%, 11/15/2048	3,280,000	3,532,732
Wells Fargo Commercial Mortgage Trust 2015-NXS2
3.50%, 07/15/2058	15,000,000	15,921,909
Wells Fargo Commercial Mortgage Trust 2015-P2
3.81%, 12/15/2048	1,862,631	2,021,106
Wells Fargo Commercial Mortgage Trust 2016-C34
3.10%, 06/15/2049	3,440,000	3,589,375
Wells Fargo Commercial Mortgage Trust 2016-LC25
3.64%, 12/15/2059	2,834,000	3,065,834
Wells Fargo Commercial Mortgage Trust 2016-NXS6
2.64%, 11/15/2049	20,000,000	20,358,572
Wells Fargo Commercial Mortgage Trust 2017-C38
3.19%, 07/15/2050	13,800,000	14,551,795
Wells Fargo Commercial Mortgage Trust 2017-C42
3.59%, 12/15/2050	4,300,000	4,652,589

Wells Fargo Commercial Mortgage Trust 2019-C49
3.76%, 03/15/2052	1,085,000	1,196,250
Wells Fargo Mortgage Backed Securities 2003-K Trust
4.62%, 11/25/2033(4)	136,887	140,610
4.62%, 11/25/2033(4)	5,251	5,417
Wells Fargo Mortgage Backed Securities 2004-4 Trust
5.50%, 05/25/2034	36,313	37,568
Wells Fargo Mortgage Backed Securities 2004-B Trust
4.95%, 02/25/2034(4)	37,006	38,034
Wells Fargo Mortgage Backed Securities 2004-EE Trust
4.77%, 12/25/2034(4)	107,908	111,588
4.77%, 12/25/2034(4)	35,222	36,492
4.95%, 12/25/2034(4)	1,309,015	1,355,621
4.95%, 12/25/2034(4)	53,943	56,356
Wells Fargo Mortgage Backed Securities 2004-I Trust
4.85%, 07/25/2034(4)	215,259	224,441
Wells Fargo Mortgage Backed Securities 2004-P Trust
4.86%, 09/25/2034(4)	427,478	444,074
Wells Fargo Mortgage Backed Securities 2004-V Trust
4.92%, 10/25/2034(4)	68,579	71,047
4.92%, 10/25/2034(4)	87,959	92,404
Wells Fargo Mortgage Backed Securities 2005-14 Trust
0.00%, 12/25/2035	8,509	7,902
5.50%, 12/25/2035	56,273	59,294
Wells Fargo Mortgage Backed Securities 2005-AR3 Trust
4.98%, 03/25/2035(4)	934,714	973,837
Wells Fargo Mortgage Backed Securities 2005-AR8 Trust
4.99%, 06/25/2035(4)	89,771	90,940
Wells Fargo Mortgage Backed Securities 2005-AR10 Trust
4.97%, 06/25/2035(4)	2,564,944	2,670,255
Wells Fargo Mortgage Backed Securities 2007-11 Trust
6.00%, 08/25/2037	108,721	110,608
Wells Fargo Mortgage Backed Securities 2007-7 Trust
6.00%, 06/25/2037	18,149	18,244

WFRBS Commercial Mortgage Trust 2011-C3
4.38%, 03/15/2044(3)	1,059,000	1,086,528
WFRBS Commercial Mortgage Trust 2012-C6
3.44%, 04/15/2045	9,470,780	9,657,239
WFRBS Commercial Mortgage Trust 2013-C11
4.40%, 03/15/2045(3)(4)	300,000	303,313
WFRBS Commercial Mortgage Trust 2013-C14
3.07%, 06/15/2046	2,244,000	2,310,991
3.34%, 06/15/2046	229,750	238,543
WFRBS Commercial Mortgage Trust 2014-C21
3.68%, 08/15/2047	7,000,000	7,439,144
WFRBS Commercial Mortgage Trust 2014-C23
3.64%, 10/15/2057	3,500,000	3,626,074
WFRBS Commercial Mortgage Trust 2014-C25
3.63%, 11/15/2047	3,846,000	4,092,706
WFRBS Commercial Mortgage Trust 2014-LC14
3.77%, 03/15/2047	10,000,000	10,596,067

Total Mortgage-Backed Obligations (Cost: $5,486,416,922)		5,681,458,586

Total Bonds & Notes (Cost: $14,454,124,902)		15,146,434,668

	Shares	Value
PREFERRED STOCKS – 0.02%
Financials – 0.02%
State Street Corp., 5.35%	95,000	$2,542,200

Total Preferred Stocks (Cost: $2,375,000)		2,542,200

SHORT-TERM INVESTMENTS – 4.25%

Money Market Funds – 4.19%
Fidelity Institutional Money Market Government Fund - Class I, 1.90%(11)(12)	653,400,446	653,400,446

Total Money Market Funds (Cost: $653,400,446)		653,400,446

	Principal Amount	Value
U.S. Treasury Bills – 0.01%
U.S. Treasury Bill, 0.00%, 02/27/2020(7)	$1,250,000	1,240,778

Total U.S. Treasury Bills (Cost: $1,237,248)		1,240,778

Time Deposits – 0.05%
Banco Santander, Frankfurt, 1.40% due 10/01/2019	373,193	373,193
BBVA, Madrid, 1.40% due 10/01/2019	7,810,145	7,810,145

Total Time Deposits (Cost: $8,183,338)		8,183,338

Total Short-Term Investments (Cost: $662,821,032)		662,824,562

TOTAL INVESTMENTS IN SECURITIES – 101.42%
(Cost: $15,119,320,934)		15,811,801,430

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.42)%		(220,747,577)

TOTAL NET ASSETS – 100.00%		$15,591,053,853

Percentages are stated as a percent of net assets.

(1)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $2,720,662,965, which represents 17.45% of total net assets.

(4)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2019.
(5)	Security that is restricted at September 30, 2019. The value of the restricted security totals $963,234, which represents 0.01% of total net assets.
(6)	Security in default as of September 30, 2019. The value of these securities total $402,428, which represents 0.00% of total net assets.
(7)	Partially assigned as collateral for certain future contracts. The value of these pledged issues totals $11,609,106, which represents 0.07% of total net assets.
(8)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(9)	Inflation protected security. The value of these securities total $6,393,569, which represents 0.04% of total net assets.
(10)	Delayed delivery purchase commitment security. The value of these securities total $257,808,226, which represents 1.65% of total net assets.
(11)	Represents annualized seven-day yield as of the close of the reporting period.
(12)	Partially assigned as collateral for certain delayed delivery securities.
(13)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $67,098,099, which represents 0.43% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
162	U.S. 2 Year Note Future	J.P. Morgan	Dec. 2019	$34,959,041	$34,911,000	$(48,041)
4,148	U.S. 5 Year Note Future	J.P. Morgan	Dec. 2019	494,871,275	494,227,721	(643,554)
1,342	U.S. Ultra Long-Term Bond Future	J.P. Morgan	Dec. 2019	261,510,420	257,538,188	(3,972,232)

						(4,663,827)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(228)	U.S. 10 Year Note Future	J.P. Morgan	Dec. 2019	$(29,654,062)	$(29,711,250)	$(57,188)
(38)	U.S. Long Bond Future	J.P. Morgan	Dec. 2019	(6,287,322)	(6,167,875)	119,447

						62,259

						$(4,601,568)

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.49%	U.S. Federal Funds Effective Rate Index	Received	Annually	10/31/2025	$250,315,000	$(1,154,811)	$(17,332,068)	$(18,486,879)

						$(1,154,811)	$(17,332,068)	$(18,486,879)

Bridge Builder Core Bond Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Core Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$1,799,647,394	$50,785,331	$1,850,432,725
Corporate Bonds
Basic Materials	—	174,799,970	—	174,799,970
Communications	—	331,812,175	—	331,812,175
Consumer, Cyclical	—	236,054,435	—	236,054,435
Consumer, Non-cyclical	—	599,923,006	—	599,923,006
Diversified	—	3,761,695	—	3,761,695
Energy	—	511,956,876	—	511,956,876
Financials	—	1,894,730,007	—	1,894,730,007
Industrials	—	226,487,271	—	226,487,271
Technology	—	207,085,026	—	207,085,026
Utilities	—	513,701,884	—	513,701,884
Government Related	—	2,914,231,012	—	2,914,231,012
Mortgage-Backed Obligations	—	5,665,145,818	16,312,768	5,681,458,586
Preferred Stocks
Financials	2,542,200	—	—	2,542,200
Short-Term Investments
Money Market Funds	653,400,446	—	—	653,400,446
U.S. Treasury Bills	—	1,240,778	—	1,240,778
Time Deposits	—	8,183,338	—	8,183,338
Futures Contracts (1)	119,447	—	—	119,447

Total Assets	$656,062,093	$15,088,760,685	$67,098,099	$15,811,920,877

Liabilities
Futures Contracts (1)	$(4,721,015)	$—	$—	$(4,721,015)
Swap Contracts (1)	—	(18,486,879)	—	(18,486,879)

Total Liabilities	$(4,721,015)	$(18,486,879)	$—	$(23,207,894)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Core Plus Bond Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 95.77%
Asset-Backed Obligations – 11.64%
ABFC 2005-WMC1 Trust
2.75% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 06/25/2035(1)	$7,005,762	$6,874,375
ABFC 2007-NC1 Trust
2.32% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 05/25/2037(1)(2)	6,972,154	6,845,536
ACC Trust 2018-1
3.70%, 12/21/2020(2)	79,882	79,982
Accredited Mortgage Loan Trust 2003-2
2.72% (1 Month LIBOR USD + 0.70%, 0.35% Floor, 13.00% Cap), 10/25/2033(1)	1,562,040	1,547,633
Accredited Mortgage Loan Trust 2006-2
2.28% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 09/25/2036(1)	633,850	623,282
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE3
2.95% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 11/25/2034(1)	3,448,112	3,468,388
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3
2.72% (1 Month LIBOR USD + 0.71%, 0.47% Floor), 05/25/2035(1)	7,185,000	7,192,283
Adams Outdoor Advertising LP
5.65%, 11/15/2048(2)	1,475,000	1,529,302
Aegis Asset Backed Securities Trust 2005-5
2.27% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 12/25/2035(1)	2,796,220	2,796,266
Allegro CLO III Ltd.
3.12% (3 Month LIBOR USD + 0.84%), 07/25/2027(1)(2)	1,970,000	1,965,469
Ally Auto Receivables Trust 2018-2
2.92%, 11/15/2022	5,510,000	5,547,407
Ally Auto Receivables Trust 2019-2
2.23%, 01/16/2024	10,000,000	10,058,145
Ambac LSNI LLC
7.10% (3 Month LIBOR USD + 5.00%), 02/12/2023(1)(2)	4,910,864	4,959,972
American Credit Acceptance Receivables Trust 2018-3
2.92%, 08/12/2021(2)	1,413,719	1,414,172

American Credit Acceptance Receivables Trust 2019-3
2.89%, 09/12/2025(2)	3,810,000	3,815,475
American Express Credit Account Master Trust
1.77%, 11/15/2022	8,415,000	8,403,270
2.04%, 05/15/2023	100,000	100,109
3.06%, 02/15/2024	14,966,000	15,279,756
2.67%, 11/15/2024	2,690,000	2,743,929
2.61% (1 Month LIBOR USD + 0.58%), 02/18/2025(1)	1,675,000	1,675,592
2.00%, 04/15/2025	11,290,000	11,339,100
American Homes 4 Rent 2014-SFR2 Trust
6.23%, 10/17/2036(2)	515,000	573,332
American Homes 4 Rent 2015-SFR1
5.64%, 04/17/2052(2)	6,400,000	6,986,616
5.89%, 04/17/2052(2)	2,378,000	2,567,524
AmeriCredit Automobile Receivables 2016-1
3.59%, 02/08/2022	916,000	925,401
AmeriCredit Automobile Receivables Trust 2015-3
3.34%, 08/08/2021	1,165,000	1,168,698
AmeriCredit Automobile Receivables Trust 2016-2
3.65%, 05/09/2022	605,000	613,361
AmeriCredit Automobile Receivables Trust 2016-3
2.24%, 04/08/2022	2,000,000	1,999,253
Americredit Automobile Receivables Trust 2016-4
2.74%, 12/08/2022	1,795,000	1,804,785
Americredit Automobile Receivables Trust 2018-2
3.59%, 06/18/2024	5,970,000	6,155,524
4.01%, 07/18/2024	2,940,000	3,061,894
Americredit Automobile Receivables Trust 2018-3
4.04%, 11/18/2024	4,310,000	4,511,640
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2004-R8
2.98% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 09/25/2034(1)	368,994	369,182
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Series 2005-R5
2.75% (1 Month LIBOR USD + 0.74%, 0.49% Floor), 07/25/2035(1)	4,284,043	4,281,033
Ammc Clo 19 Ltd.
3.80% (3 Month LIBOR USD + 1.50%), 10/15/2028(1)(2)	4,255,000	4,253,766

Applebee’s Funding LLC / IHOP Funding LLC
4.19%, 06/07/2049(2)		6,740,000	6,894,076
Arbor Realty Commercial Real Estate Notes 2019-FL1 Ltd.
3.18% (1 Month LIBOR USD + 1.15%), 05/15/2037(1)(2)		5,000,000	5,000,000
Arbour CLO IV DAC
0.87% (3 Month EURIBOR + 0.87%, 0.87% Floor), 01/15/2030(1)(2)	EUR	2,400,000	2,615,027
Argent Securities, Inc. Asset Back Pass Thr Certs Series 2004-W5
2.92% (1 Month LIBOR USD + 0.90%, 0.45% Floor), 04/25/2034(1)		$1,813,357	1,820,273
Ascentium Equipment Receivables 2017-1 Trust
2.29%, 06/10/2021(2)		97,717	97,738
Atrium XII
3.11% (3 Month LIBOR USD + 0.83%), 04/22/2027(1)(2)		5,570,000	5,567,215
Aurium CLO CLO III DAC
0.00% (3 Month EURIBOR + 0.67%, 0.67% Floor), 04/16/2030(1)(2)(3)	EUR	900,000	980,955
Avis Budget Rental Car Funding AESOP LLC
2.72%, 11/20/2022(2)		$1,545,000	1,557,763
2.97%, 03/20/2024(2)		19,773,000	20,200,828
BA Credit Card Trust
3.10%, 12/15/2023		20,675,000	21,123,005
Barings BDC Static CLO Ltd. 2019-1
3.32% (3 Month LIBOR USD + 1.02%, 1.02% Floor), 04/15/2027(1)(2)		11,863,702	11,823,021
Barings CLO Ltd. 2013-I
3.08% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/20/2028(1)(2)		5,130,000	5,122,987
Barings CLO Ltd. 2016-II
3.36% (3 Month LIBOR USD + 1.08%, 1.08% Floor), 07/20/2028(1)(2)		3,710,000	3,710,052
Bayview Koitere Fund Trust 2019-RN3
3.97%, 07/28/2033(2)(4)		938,529	939,649
Bayview Opportunity Master Fund IIIa Trust 2018-RN8
4.07%, 09/28/2033(2)(4)		165,498	166,079
Bayview Opportunity Master Fund IVa Trust 2017-RT1
3.00%, 03/28/2057(2)(5)		165,303	166,936
Bayview Opportunity Master Fund IVa Trust 2017-SPL5
3.50%, 06/28/2057(2)(5)		290,120	295,036
Bayview Opportunity Master Fund IVa Trust 2019-RN2
3.97%, 03/28/2034(2)(4)		1,324,291	1,331,324

Bayview Opportunity Master Fund IVb Trust 2017-RT2
3.50%, 08/28/2057(2)(5)		1,017,755	1,037,467
Bayview Opportunity Master Fund IVb Trust 2018-RN9
4.21%, 10/29/2033(2)(4)		589,777	591,524
Bayview Opportunity Master Fund Trust IVb 2019-RN1
4.09%, 02/28/2034(2)(4)		1,154,713	1,161,922
BCMSC Trust 1999-B
6.61%, 12/15/2029(5)		3,594,315	1,030,620
Bear Stearns Asset Backed Securities I Trust 2007-HE2
2.18% (1 Month LIBOR USD + 0.16%, 0.16% Floor), 02/25/2037(1)		16,969,523	17,332,034
Benefit Street Partners CLO IV Ltd.
4.03% (3 Month LIBOR USD + 1.75%, 1.75% Floor), 01/20/2029(1)(2)		4,280,000	4,275,647
Blackbird Capital Aircraft Lease Securitization Ltd. 2016-1
4.21%, 12/16/2041(2)(4)		1,241,667	1,280,633
BlueMountain CLO 2013-1 Ltd.
3.51% (3 Month LIBOR USD + 1.23%, 1.23% Floor), 01/20/2029(1)(2)		3,520,000	3,526,209
BlueMountain CLO 2015-2 Ltd.
3.23% (3 Month LIBOR USD + 0.93%, 0.93% Floor), 07/18/2027(1)(2)		3,395,000	3,394,895
3.80% (3 Month LIBOR USD + 1.50%, 1.50% Floor), 07/18/2027(1)(2)		1,915,000	1,902,210
BMW Canada Auto Trust
2.15%, 10/20/2021(2)	CAD	1,733,997	1,308,831
BRE Grand Islander Timeshare Issuer 2019-A LLC
3.28%, 09/26/2033(2)		$3,004,384	3,060,514
California Republic Auto Receivables Trust 2017-1
3.76%, 12/15/2023		1,300,000	1,320,195
California Republic Auto Receivables Trust 2018-1
4.33%, 04/15/2025		2,050,000	2,134,170
CAM Mortgage Trust 2018-1
3.96%, 12/01/2065(2)(4)		38,615	38,596
Capital One Multi-Asset Execution Trust
1.99%, 07/17/2023		3,135,000	3,135,697
2.05%, 08/15/2023		12,515,000	12,528,706
2.43%, 01/15/2025		8,440,000	8,553,808
2.06%, 08/15/2028		5,365,000	5,333,325

Capitalsource Real Estate Loan Trust
2.67% (3 Month LIBOR USD + 0.39%), 01/20/2037(1)(2)		1,291,910	1,271,224
2.93% (3 Month LIBOR USD + 0.65%), 01/20/2037(1)(2)		3,400,000	3,211,327
3.03% (3 Month LIBOR USD + 0.75%), 01/20/2037(1)(2)		1,200,000	1,096,451
3.13% (3 Month LIBOR USD + 0.85%), 01/20/2037(1)(2)		700,000	545,850
Carlyle Global Market Strategies CLO 2015-3 Ltd.
3.26% (3 Month LIBOR USD + 1.00%), 07/28/2028(1)(2)		11,615,000	11,634,595
Carlyle Global Market Strategies Euro CLO 2016-2 DAC
0.87% (3 Month EURIBOR + 0.87%, 0.87% Floor), 01/18/2030(1)(2)	EUR	3,900,000	4,253,742
Carmax Auto Owner Trust 2016-3
1.90%, 04/15/2022		$3,752,000	3,743,639
Carmax Auto Owner Trust 2019-2
3.41%, 10/15/2025		2,055,000	2,113,962
Carmax Auto Owner Trust 2019-3
2.85%, 01/15/2026		1,120,000	1,130,405
Castlelake Aircraft Securitization Trust
3.97%, 07/15/2042		995,481	1,009,514
Castlelake Aircraft Securitization Trust 2018-1
4.13%, 06/15/2043(2)		6,229,239	6,376,138
CBAM 2019-9 Ltd.
4.01% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 02/12/2030(1)(2)		9,410,000	9,433,666
CCG Receivables Trust 2017-1
1.84%, 11/14/2023(2)		201,165	200,857
Cent CLO 24 Ltd.
3.37% (3 Month LIBOR USD + 1.07%), 10/15/2026(1)(2)		19,150,000	19,140,425
Centex Home Equity Loan Trust 2005-B
2.66% (1 Month LIBOR USD + 0.65%, 0.43% Floor), 03/25/2035(1)		5,182,714	5,146,397
Chase Issuance Trust
1.84%, 04/15/2022		4,085,000	4,080,618
CHEC Loan Trust 2004-2
2.66% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 06/25/2034(1)		1,297,282	1,291,805
CIFC Funding 2015-IV Ltd.
3.43% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2027(1)(2)		3,920,000	3,918,593
CIFC Funding 2015-V Ltd.
3.14% (3 Month LIBOR USD + 0.86%), 10/25/2027(1)(2)		2,990,000	2,980,940

Citibank Credit Card Issuance Trust
1.92%, 04/07/2022	12,310,000	12,301,920
1.86%, 08/08/2022	2,060,000	2,057,892
Citigroup Mortgage Loan Trust 2007-AHL1
2.16% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 12/25/2036(1)	3,359,427	3,340,562
Citigroup Mortgage Loan Trust, Inc.
2.65% (1 Month LIBOR USD + 0.63%, 0.42% Floor), 02/25/2035(1)	2,788,980	2,775,113
2.92% (1 Month LIBOR USD + 0.90%, 0.60% Floor), 09/25/2035(1)	7,900,000	7,786,043
2.62% (1 Month LIBOR USD + 0.60%, 0.60% Floor), 10/25/2035(1)	14,327,000	12,412,762
CNH Equipment Trust 2017-C
2.08%, 02/15/2023	1,245,000	1,245,426
2.54%, 05/15/2025	60,000	60,678
Coinstar Funding LLC Series 2017-1
5.22%, 04/25/2047(2)	11,808,200	12,160,841
Cole Park CLO Ltd. 2015-1
3.33% (3 Month LIBOR USD + 1.05%), 10/20/2028(1)(2)	6,820,000	6,820,177
College Ave Student Loans 2018-A LLC
3.22% (1 Month LIBOR USD + 1.20%), 12/26/2047(1)(2)	2,449,070	2,424,661
4.13%, 12/26/2047(2)	3,339,640	3,536,979
College Avenue Student Loans LLC
3.67% (1 Month LIBOR USD + 1.65%, 1.65% Floor), 11/26/2046(1)(2)	5,264,791	5,283,752
Colony American Finance 2015-1 Ltd.
4.83%, 10/15/2047(2)	725,000	733,024
Conseco Finance Securitizations Corp.
8.06%, 09/01/2029(5)	13,069,578	5,617,542
7.97%, 05/01/2032	735,112	297,897
8.31%, 05/01/2032(5)	8,518,143	3,599,155
Conseco Financial Corp.
7.70%, 05/15/2027	8,076,407	7,784,206
Continental Airlines 2000-1 Class A-1 Pass Through Trust
8.05%, 11/01/2020	159,127	163,240
CoreVest American Finance 2018-1 Trust
3.80%, 06/15/2051(2)	1,799,500	1,859,080
Countrywide Asset-Backed Certificates
2.27% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/25/2036(1)	990,000	930,598

2.26% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 03/25/2036(1)	2,945,296	2,721,250
2.41% (1 Month LIBOR USD + 0.39%, 0.39% Floor), 04/25/2036(1)	1,000,000	894,339
2.44% (1 Month LIBOR USD + 0.42%, 0.42% Floor), 06/25/2036(1)	2,000,000	1,895,429
2.19% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 03/25/2037(1)	4,878,076	4,555,543
2.20% (1 Month LIBOR USD + 0.18%, 0.18% Floor), 06/25/2047(1)	44,013,076	42,229,639
CPS Auto Receivables Trust 2016-C
5.92%, 06/15/2022(2)	1,985,000	2,034,787
CPS Auto Receivables Trust 2017-C
3.79%, 06/15/2023(2)	1,530,000	1,556,312
CPS Auto Receivables Trust 2017-D
3.73%, 09/15/2023(2)	645,000	654,516
CPS Auto Receivables Trust 2018-B
4.26%, 03/15/2024(2)	1,715,000	1,772,541
CPS Auto Receivables Trust 2019-A
4.35%, 12/16/2024(2)	1,970,000	2,046,582
CPS Auto Trust
4.53%, 01/17/2023(2)	1,465,000	1,492,651
Credit Acceptance Auto Loan Trust 2017-3
3.48%, 10/15/2026(2)	1,980,000	2,010,201
Credit Acceptance Auto Loan Trust 2018-1
3.77%, 06/15/2027(2)	2,255,000	2,303,859
Credit Acceptance Auto Loan Trust 2018-2
4.16%, 09/15/2027(2)	3,045,000	3,160,359
Credit Acceptance Auto Loan Trust 2018-3
4.04%, 12/15/2027(2)	3,110,000	3,225,539
Credit Acceptance Auto Loan Trust 2019-1
3.94%, 06/15/2028(2)	9,810,000	10,166,797
CVS Pass-Through Trust
6.94%, 01/10/2030	1,038,921	1,227,245
CWABS Asset-Backed Certificates Trust 2005-7
2.60% (1 Month LIBOR USD + 0.58%, 0.58% Floor), 11/25/2035(1)	787,776	787,980
CWABS Asset-Backed Certificates Trust 2007-12
2.76% (1 Month LIBOR USD + 0.74%, 0.74% Floor), 08/25/2047(1)	6,340,546	6,280,548
CWABS Revolving Home Equity Loan Trust 2004-T
2.27% (1 Month LIBOR USD + 0.24%, 0.24% Floor, 16.00% Cap), 02/15/2030(1)	9,264,162	9,044,046

DB Master Finance LLC
4.03%, 11/20/2047(2)		1,586,738	1,643,797
4.35%, 05/20/2049(2)		3,022,425	3,193,041
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
6.72%, 01/02/2023		1,571,755	1,668,260
Denali Capital CLO X LLC
3.32% (3 Month LIBOR USD + 1.05%), 10/26/2027(1)(2)		6,500,000	6,493,851
Discover Card Execution Note Trust
1.90%, 10/17/2022		11,715,000	11,707,493
3.11%, 01/16/2024		8,520,000	8,703,108
Domino’s Pizza Master Issuer LLC
4.12%, 07/25/2047(2)		3,283,000	3,434,675
4.12%, 07/25/2048(2)		1,589,875	1,650,481
4.33%, 07/25/2048(2)		2,458,875	2,591,900
Drive Auto Receivables Trust
4.30%, 09/16/2024		3,195,000	3,280,793
Drive Auto Receivables Trust 2018-2
4.14%, 08/15/2024		1,715,000	1,755,622
Drive Auto Receivables Trust 2018-5
4.30%, 04/15/2026		2,685,000	2,782,121
Drive Auto Receivables Trust 2019-1
4.09%, 06/15/2026		3,590,000	3,717,596
Driven Brands Funding LLC
4.74%, 04/20/2048(2)		1,377,563	1,443,548
4.64%, 04/20/2049(2)		4,422,775	4,659,438
Dryden 30 Senior Loan Fund
2.98% (3 Month LIBOR USD + 0.82%), 11/15/2028(1)(2)		1,200,000	1,197,751
Dryden 35 EURO CLO 2014 BV
0.72% (6 Month EURIBOR + 0.95%), 05/17/2027(1)(2)(3)	EUR	13,318,660	14,523,989
Dryden 46 Euro CLO 2016 BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 01/15/2030(1)(2)		3,700,000	4,044,877
Dryden 71 CLO Ltd.
3.45% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 01/15/2029(1)(2)		$11,500,000	11,496,607
Dryden XXVI Senior Loan Fund
3.20% (3 Month LIBOR USD + 0.90%), 04/15/2029(1)(2)		4,500,000	4,490,743

DT Auto Owner Trust 2017-2
3.89%, 01/15/2023(2)		4,825,000	4,862,261
DT Auto Owner Trust 2018-2
4.15%, 03/15/2024(2)		1,435,000	1,478,923
DT Auto Owner Trust 2019-3
2.96%, 04/15/2025(2)		1,635,000	1,645,742
Eaton Vance CLO 2013-1 Ltd.
4.07% (3 Month LIBOR USD + 1.85%), 01/15/2028(1)(2)		6,855,000	6,845,204
ECAF I Ltd.
3.47%, 06/15/2040(2)		731,129	728,967
ECMC Group Student Loan Trust
3.02% (1 Month LIBOR USD + 1.00%), 07/25/2069(1)(2)		1,170,767	1,168,392
ECMC Group Student Loan Trust 2017-2
3.07% (1 Month LIBOR USD + 1.05%), 05/25/2067(1)(2)		8,771,645	8,832,677
Ellington Loan Acquisition Trust 2007-1
3.12% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 05/25/2037(1)(2)		1,049,703	1,049,347
Enterprise Fleet Financing LLC
2.04%, 02/22/2022(2)		2,059,336	2,057,876
2.13%, 07/20/2022(2)		60,737	60,724
1.97%, 01/20/2023(2)		296,658	296,387
Euro Galaxy III CLO BV
0.00% (3 Month EURIBOR + 0.75%, 0.75% Floor), 01/17/2031(1)(2)(3)	EUR	600,000	653,970
Exeter Automobile Receivables Trust 2018-1
3.53%, 11/15/2023(2)		$3,640,000	3,707,616
Fairstone Financial Issuance Trust I
3.95%, 03/21/2033(2)	CAD	9,840,000	7,484,669
Fieldstone Mortgage Investment Trust Series 2005-1
3.14% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 12.25% Cap), 03/25/2035(1)		$4,716,335	4,567,425
Fieldstone Mortgage Investment Trust Series 2006-3
2.29% (1 Month LIBOR USD + 0.14%, 0.14% Floor, 12.25% Cap), 11/25/2036(1)		8,370,602	7,664,991
First Franklin Mortgage Loan Trust 2004-FF7
4.19% (1 Month LIBOR USD + 2.18%, 1.45% Floor), 09/25/2034(1)		854,074	855,550
First Franklin Mortgage Loan Trust 2006-FF16
2.23% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 12/25/2036(1)		6,908,626	4,004,478
First Investors Auto Owner Trust 2016-2
3.35%, 11/15/2022(2)		850,000	859,259

First Investors Auto Owner Trust 2017-2
3.56%, 09/15/2023(2)		975,000	989,610
First Investors Auto Owner Trust 2018-1
4.11%, 06/17/2024(2)		605,000	620,488
Five Guys Funding LLC
4.60%, 07/25/2047(2)		4,198,275	4,411,258
Flagship Credit Auto Trust 2016-3
3.89%, 11/15/2022(2)		810,000	824,876
Flagship Credit Auto Trust 2017-1
4.23%, 05/15/2023(2)		260,000	268,285
Flagship Credit Auto Trust 2018-1
3.86%, 04/15/2024(2)		1,285,000	1,317,812
Flagship Credit Auto Trust 2018-2
4.23%, 09/16/2024(2)		1,580,000	1,636,520
Flagship Credit Auto Trust 2019-3
2.86%, 12/15/2025(2)		2,235,000	2,240,908
Flatiron CLO 2015-1 Ltd.
3.19% (3 Month LIBOR USD + 0.89%), 04/15/2027(1)(2)		4,734,469	4,733,480
Ford Auto Securitization Trust
2.20%, 03/15/2021(2)	CAD	9,293,140	7,015,256
2.55%, 09/15/2024(2)		5,725,000	4,340,560
Ford Credit Auto Owner Trust 2016-C
1.22%, 03/15/2021		$637,073	636,009
Ford Credit Auto Owner Trust 2017-B
1.69%, 11/15/2021		2,749,045	2,743,817
Ford Credit Auto Owner Trust 2017-C
2.01%, 03/15/2022		1,291,574	1,291,155
Ford Credit Auto Owner Trust 2018-A
3.16%, 10/15/2023		8,225,000	8,440,973
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030(2)		9,385,000	9,925,768
Ford Credit Floorplan Master Owner Trust A
2.16%, 11/15/2021		385,000	384,889
Fremont Home Loan Trust 2004-C
2.99% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 08/25/2034(1)		5,244,279	5,180,092

Fremont Home Loan Trust 2005-C
2.95% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 07/25/2035(1)	6,220,773	5,560,008
Galaxy XXIX CLO Ltd.
3.56% (3 Month LIBOR USD + 1.40%), 11/15/2026(1)(2)	985,000	983,994
Gallatin CLO IX 2018-1 Ltd.
3.33% (3 Month LIBOR USD + 1.05%, 1.05% Floor), 01/21/2028(1)(2)	11,900,000	11,901,202
GCAT 2018-1 LLC
3.84%, 06/25/2048(2)(4)	476,895	477,549
GLS Auto Receivables Issuer Trust 2019-3
2.58%, 07/17/2023(2)	18,648,850	18,649,393
GM Financial Automobile Leasing Trust 2018-1
3.11%, 12/20/2021	3,500,000	3,520,617
GM Financial Automobile Leasing Trust 2018-2
3.16%, 04/20/2022	1,455,000	1,468,685
GM Financial Consumer Automobile 2017-1
2.45%, 07/17/2023(2)	100,000	100,124
GM Financial Consumer Automobile Receivables Trust 2017-3
1.97%, 05/16/2022(2)	6,493,803	6,493,080
2.33%, 03/16/2023(2)	155,000	155,552
GM Financial Consumer Automobile Receivables Trust 2018-2
2.81%, 12/16/2022	4,300,000	4,340,126
3.31%, 12/18/2023	1,615,000	1,649,846
GM Financial Consumer Automobile Receivables Trust 2018-3
3.02%, 05/16/2023	4,420,000	4,478,778
GMF Floorplan Owner Revolving Trust
3.06%, 04/15/2024(2)	3,180,000	3,225,683
3.30%, 04/15/2026(2)	6,875,000	7,058,325
GoldenTree Loan Opportunities IX Ltd.
3.37% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/29/2029(1)(2)	11,000,000	10,990,584
Golub Capital Partners CLO 39B Ltd.
3.43% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 10/20/2028(1)(2)	5,295,000	5,303,366
GreatAmerica Leasing Receivables Funding LLC Series 2017-1
2.06%, 06/22/2020(2)	23,957	23,948

GreatAmerica Leasing Receivables Funding LLC Series 2018-1
2.35%, 05/15/2020(2)		54,413	54,409
2.99%, 06/17/2024(2)		1,685,000	1,707,538
Greystone Commercial Real Estate Notes
3.44% (1 Month LIBOR USD + 1.18%, 1.18% Floor), 09/15/2037(1)(2)		1,900,000	1,901,187
GSAMP Trust 2005-AHL
2.99% (1 Month LIBOR USD + 0.98%, 0.65% Floor), 04/25/2035(1)		6,489,191	6,422,079
GSAMP Trust 2007-FM2
2.08% (1 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2037(1)		2,119,830	1,412,404
Halcyon Loan Advisors Funding 2014-3 Ltd.
3.38% (3 Month LIBOR USD + 1.10%), 10/22/2025(1)(2)		893,281	893,036
Hardee’s Funding LLC
4.25%, 06/20/2048(2)		8,301,150	8,420,521
4.96%, 06/20/2048(2)		4,266,900	4,426,866
Harley Marine Financing LLC
5.68%, 05/15/2043(2)		954,473	841,703
Harvest SBA Loan Trust 2018-1
4.27% (1 Month LIBOR USD + 2.25%), 08/25/2044(1)(2)		9,884,370	9,865,088
Hilton Grand Vacations Trust 2017-A
2.66%, 12/26/2028(2)		203,279	203,797
2.96%, 12/26/2028(2)		92,400	92,565
Holland Park CLO DAC
0.53% (3 Month EURIBOR + 0.93%), 05/14/2027(1)(2)(3)	EUR	4,755,361	5,184,723
Home Equity Asset Trust 2006-3
2.22% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 07/25/2036(1)		$2,518,933	2,518,995
Home Equity Asset Trust 2007-1
2.13% (1 Month LIBOR USD + 0.11%, 0.11% Floor), 05/25/2037(1)		5,494,475	5,476,991
Home Partners of America 2019-1 Trust
3.41%, 09/17/2039(2)		1,430,000	1,453,908
Home Partners of America 2019-2 Trust
3.12%, 10/19/2039(2)		1,290,000	1,294,845
Honda Auto Receivables 2017-4 Owner Trust
2.05%, 11/22/2021		7,019,620	7,022,782
Honda Auto Receivables 2018-1 Owner Trust
2.64%, 02/15/2022		5,134,175	5,155,882
Honda Auto Receivables 2018-3 Owner Trust
2.95%, 08/22/2022		10,095,000	10,211,655

Horizon Aircraft Finance I Ltd.
4.46%, 12/15/2038(2)	5,213,791	5,415,417
Horizon Aircraft Finance II Ltd.
3.72%, 07/15/2039(2)	1,416,603	1,422,056
HPEFS Equipment Trust 2019-1
2.49%, 09/20/2029(2)	970,000	972,174
HSI Asset Securitization Corp. Trust 2006-OPT1
2.24% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 12/25/2035(1)	105,682	105,663
Invitation Homes 2018-SFR1 Trust
4.02% (1 Month LIBOR USD + 2.00%), 03/17/2037(1)(2)	2,811,616	2,811,608
Invitation Homes 2018-SFR2 Trust
4.03% (1 Month LIBOR USD + 2.00%, 2.10% Floor), 06/17/2037(1)(2)	5,355,000	5,363,380
Invitation Homes 2018-SFR3 Trust
4.02% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 07/17/2037(1)(2)	2,645,000	2,649,235
Invitation Homes 2018-SFR4 Trust
3.67% (1 Month LIBOR USD + 1.65%, 1.60% Floor), 01/17/2038(1)(2)	615,000	614,999
Jack In The Box Funding LLC
3.98%, 08/25/2049(2)	5,030,000	5,115,007
Jamestown CLO IV Ltd.
2.99% (3 Month LIBOR USD + 0.69%), 07/15/2026(1)(2)	6,557,496	6,555,155
Jimmy Johns Funding LLC
3.61%, 07/30/2047(2)	396,900	399,873
JP Morgan Mortgage Acquisition Corp. 2005-FRE1
2.45% (1 Month LIBOR USD + 0.43%, 0.43% Floor), 10/25/2035(1)	7,044,106	6,299,960
JP Morgan Mortgage Acquisition Corp. 2006-FRE2
2.38% (1 Month LIBOR USD + 0.36%, 0.36% Floor), 02/25/2036(1)	8,467,499	7,493,098
JP Morgan Mortgage Acquisition Trust 2006-WMC4
2.14% (1 Month LIBOR USD + 0.12%, 0.12% Floor), 12/25/2036(1)	24,785,880	15,634,259
2.17% (1 Month LIBOR USD + 0.15%, 0.15% Floor), 12/25/2036(1)	22,573,661	14,329,670
JP Morgan Mortgage Acquisition Trust 2007-CH3
2.28% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 03/25/2037(1)	29,750,000	29,453,809
Kestrel Aircraft Funding Ltd.
4.25%, 12/15/2038(2)	3,408,933	3,490,568
KKR CLO 13 Ltd.
3.12% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 01/16/2028(1)(2)	2,745,000	2,728,780

Kubota Credit Owner Trust 2016-1
1.50%, 07/15/2020(2)	33,636	33,625
Legacy Mortgage Asset Trust 2019-GS3
3.75%, 04/25/2059(2)(4)	2,833,931	2,869,027
Legacy Mortgage Asset Trust 2019-GS4
3.44%, 05/25/2059(2)(4)	241,805	243,528
Lendmark Funding Trust 2018-1
3.81%, 12/21/2026(2)	1,655,000	1,690,056
LoanCore 2019-CRE2 Issuer Ltd.
3.16% (1 Month LIBOR USD + 1.13%, 1.13% Floor), 05/15/2036(1)(2)	3,600,000	3,606,750
LP Credit Card ABS Master Trust
3.82% (1 Month LIBOR USD + 1.55%), 08/20/2024(1)(2)	5,283,103	5,244,552
Madison Park Funding XVIII Ltd.
3.47% (3 Month LIBOR USD + 1.19%), 10/21/2030(1)(2)	4,815,000	4,812,592
Madison Park Funding XXXIII Ltd.
0.00% (3 Month LIBOR USD + 1.33%, 1.33% Floor), 10/15/2032(1)(2)(3)	4,180,000	4,180,000
Madison Park Funding XXXVII Ltd.
3.60% (3 Month LIBOR USD + 1.30%), 07/15/2032(1)(2)	2,965,000	2,968,181
Magnetite XVI Ltd.
3.50% (3 Month LIBOR USD + 1.20%), 01/18/2028(1)(2)	2,760,000	2,751,416
Magnetite XXI Ltd.
3.91% (3 Month LIBOR USD + 1.28%, 1.28% Floor), 04/20/2030(1)(2)	6,500,000	6,506,779
MAPS 2018-1 Ltd.
4.21%, 05/15/2043(2)	5,809,320	5,958,317
MAPS 2019-1 Ltd.
4.46%, 03/15/2044(2)	1,770,647	1,831,434
Mariner Finance Issuance Trust 2018-A
4.20%, 11/20/2030(2)	5,575,000	5,706,563
Marlette Funding Trust 2018-3
3.20%, 09/15/2028(2)	1,015,441	1,018,050
Marlette Funding Trust 2018-4
3.71%, 12/15/2028(2)	461,729	466,233
Marlette Funding Trust 2019-1
3.44%, 04/16/2029(2)	12,647,667	12,738,673

Marlette Funding Trust 2019-2
3.13%, 07/16/2029(2)	6,264,710	6,312,829
MASTR Asset Backed Securities Trust 2004-WMC1
2.80% (1 Month LIBOR USD + 0.78%, 0.52% Floor), 02/25/2034(1)	1,767,818	1,773,418
MASTR Specialized Loan Trust
2.28% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 02/25/2036(1)(2)	1,008,534	1,000,052
Merlin Aviation Holdings DAC
4.50%, 12/15/2032(2)(4)	263,431	268,572
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2
2.26% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 05/25/2037(1)	2,866,572	2,150,577
METAL 2017-1 LLC
4.58%, 10/15/2042(2)	4,403,263	4,466,789
Mill City Mortgage Loan Trust 2016-1
2.50%, 04/25/2057(2)(5)	246,416	246,792
Mill City Mortgage Loan Trust 2017-2
2.75%, 07/25/2059(2)(5)	512,441	514,040
Mill City Mortgage Loan Trust 2018-1
3.25%, 05/25/2062(2)(5)	5,382,726	5,489,950
Mill City Mortgage Loan Trust 2018-3
3.50%, 08/25/2058(2)(5)	2,762,607	2,838,110
MMAF Equipment Finance LLC 2017-A
2.04%, 02/16/2022(2)	270,309	270,068
MMAF Equipment Finance LLC 2018-A
3.39%, 01/10/2025(2)	1,180,000	1,212,529
Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC2
2.95% (1 Month LIBOR USD + 0.93%, 0.62% Floor), 02/25/2035(1)	1,568,504	1,513,120
Morgan Stanley ABS Capital I, Inc. Trust 2006-HE8
2.15% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 10/25/2036(1)	709,825	680,992
Morgan Stanley Capital I, Inc. Trust 2006-HE1
2.31% (1 Month LIBOR USD + 0.29%, 0.29% Floor), 01/25/2036(1)	2,428,338	2,398,511
Morgan Stanley Mortgage Loan Trust 2006-15XS
6.20%, 11/25/2036(4)	14,435,090	6,036,183
Morgan Stanley Mortgage Loan Trust 2007-8XS
2.55% (1 Month LIBOR USD + 0.53%, 0.53% Floor, 6.25% Cap), 04/25/2037(1)	24,579,031	12,256,774
2.56% (1 Month LIBOR USD + 0.54%, 0.54% Floor, 6.26% Cap), 04/25/2037(1)	2,373,455	1,183,535

Mountain View CLO 2014-1 Ltd.
3.10% (3 Month LIBOR USD + 0.80%, 0.80% Floor), 10/15/2026(1)(2)	9,564,190	9,565,051
Mountain View CLO X Ltd.
3.12% (3 Month LIBOR USD + 0.82%, 0.82% Floor), 10/13/2027(1)(2)	1,300,000	1,299,136
MVW Owner Trust 2015-1
2.52%, 12/20/2032(2)	457,270	456,998
MVW Owner Trust 2017-1
2.75%, 12/20/2034(2)	118,584	118,469
National Collegiate Student Loan Trust 2004-2
2.50% (1 Month LIBOR USD + 0.48%, 0.48% Floor), 12/26/2033(1)	9,591,049	9,444,875
National Collegiate Student Loan Trust 2005-3
2.56% (1 Month LIBOR USD + 0.29%), 10/25/2033(1)(2)	13,860,343	13,252,491
National Collegiate Student Loan Trust 2006-3
2.29% (1 Month LIBOR USD + 0.27%), 03/26/2029(1)	931,308	929,165
National Collegiate Student Loan Trust 2007-1
2.26% (1 Month LIBOR USD + 0.24%), 07/25/2030(1)	3,266,360	3,246,920
Navient Private Education Loan Trust 2017-A
2.88%, 12/16/2058(2)	660,000	669,525
3.91%, 12/16/2058(2)	440,000	461,848
Navient Private Education Loan Trust 2018-B
3.61%, 12/15/2059(2)	2,115,000	2,215,652
Navient Private Education Refi Loan Trust 2018-C
3.52%, 06/16/2042(2)	1,215,000	1,254,728
Navient Private Education Refi Loan Trust 2019-C
3.13%, 02/15/2068(2)	1,870,000	1,920,731
Navient Student Loan Trust 2014-2
2.66% (1 Month LIBOR USD + 0.64%, 0.64% Floor), 03/25/2083(1)	781,045	769,961
Navient Student Loan Trust 2014-3
2.64% (1 Month LIBOR USD + 0.62%, 0.62% Floor), 03/25/2083(1)	300,625	296,007
Navient Student Loan Trust 2016-1
2.72% (1 Month LIBOR USD + 0.70%), 02/25/2070(1)(2)	3,151,414	3,114,892
Navient Student Loan Trust 2016-2
3.52% (1 Month LIBOR USD + 1.50%), 06/25/2065(1)(2)	6,200,000	6,415,363
Navient Student Loan Trust 2017-1
3.17% (1 Month LIBOR USD + 1.15%), 07/26/2066(1)(2)	4,730,000	4,779,311

Navient Student Loan Trust 2017-3
3.07% (1 Month LIBOR USD + 1.05%), 07/26/2066(1)(2)	5,000,000	5,015,534
Navient Student Loan Trust 2018-2
2.77% (1 Month LIBOR USD + 0.75%), 03/25/2067(1)(2)	15,000,000	14,995,332
Navient Student Loan Trust 2018-4
2.27% (1 Month LIBOR USD + 0.25%), 06/27/2067(1)(2)	2,451,234	2,448,453
Navient Student Loan Trust 2018-EA
4.00%, 12/15/2059(2)	2,790,000	2,954,747
Nelnet Student Loan Trust 2008-3
3.78% (3 Month LIBOR USD + 1.65%, 1.65% Floor), 11/25/2024(1)	1,511,212	1,509,507
Nelnet Student Loan Trust 2014-2
2.87% (1 Month LIBOR USD + 0.85%), 07/27/2037(1)(2)	4,250,000	4,257,973
Nelnet Student Loan Trust 2019-4
3.04% (1 Month LIBOR USD + 0.87%, 0.87% Floor), 09/26/2067(1)(2)	14,000,000	14,012,260
Neuberger Berman CLO XIX Ltd.
3.45% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2027(1)(2)	3,010,000	2,968,959
New Century Home Equity Loan Trust 2005-1
2.69% (1 Month LIBOR USD + 0.68%, 0.45% Floor, 12.50% Cap), 03/25/2035(1)	14,920,593	14,953,927
New Century Home Equity Loan Trust 2005-3
2.78% (1 Month LIBOR USD + 0.77%, 0.51% Floor, 12.50% Cap), 07/25/2035(1)	5,532,333	5,545,274
Nissan Auto Receivables 2017-B Owner Trust
1.75%, 10/15/2021	2,012,602	2,009,928
Nissan Auto Receivables 2017-C Owner Trust
2.12%, 04/18/2022	7,170,000	7,171,729
Nissan Auto Receivables 2018-A Owner Trust
2.65%, 05/16/2022	3,250,000	3,265,356
Nissan Auto Receivables 2018-B Owner Trust
3.06%, 03/15/2023	5,415,000	5,493,332
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1
2.43% (1 Month LIBOR USD + 0.41%, 0.41% Floor), 02/25/2036(1)	4,611,615	4,625,419
Oak Hill Advisors Residential Loan Trust 2017-NPL2
3.00%, 07/25/2057(2)(4)	191,464	191,322
Oak Hill Advisors Residential Loan Trust 2017-NPLA
3.00%, 06/25/2057(2)(4)	42,829	42,827
Ocean Trails CLO VI
3.45% (3 Month LIBOR USD + 1.15%, 1.15% Floor), 07/15/2028(1)(2)	500,000	499,750

OCP CLO 2014-7 Ltd.
3.40% (3 Month LIBOR USD + 1.12%), 07/20/2029(1)(2)	14,635,000	14,603,959
Octagon Investment Partners XXIII Ltd.
3.15% (3 Month LIBOR USD + 0.85%), 07/15/2027(1)(2)	3,235,000	3,230,474
3.50% (3 Month LIBOR USD + 1.20%), 07/15/2027(1)(2)	1,685,000	1,643,151
OFSI Fund VII Ltd.
3.20% (3 Month LIBOR USD + 0.90%), 10/18/2026(1)(2)	2,991,313	2,985,471
OneMain Financial Issuance Trust 2015-1
6.63%, 03/18/2026(2)	1,300,000	1,315,201
OneMain Financial Issuance Trust 2015-3
4.16%, 11/20/2028(2)	710,000	729,241
OneMain Financial Issuance Trust 2016-1
4.57%, 02/20/2029(2)	1,125,000	1,136,654
OneMain Financial Issuance Trust 2017-1
3.35%, 09/14/2032(2)	1,645,000	1,652,068
Onemain Financial Issuance Trust 2018-1
4.08%, 03/14/2029(2)	1,220,000	1,243,790
OneMain Financial Issuance Trust 2019-1
4.22%, 02/14/2031(2)	3,360,000	3,500,301
Option One Mortgage Loan Trust 2005-2
2.68% (1 Month LIBOR USD + 0.66%, 0.44% Floor), 05/25/2035(1)	628,489	629,522
Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4
2.46% (1 Month LIBOR USD + 0.44%, 0.44% Floor), 11/25/2035(1)	3,721,052	3,725,835
Option One Mortgage Loan Trust 2006-1
2.24% (1 Month LIBOR USD + 0.22%, 0.22% Floor), 01/25/2036(1)	6,922,324	6,884,257
2.32% (1 Month LIBOR USD + 0.30%, 0.30% Floor), 01/25/2036(1)	17,264,521	17,221,608
Option One Mortgage Loan Trust 2006-3
2.16% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 02/25/2037(1)	21,895,578	16,504,668
OSCAR US Funding Trust V
2.73%, 12/15/2020(2)	52,077	52,083
2.99%, 12/15/2023(2)	540,000	542,849
Oscar US Funding XI LLC
2.37%, 08/10/2020(2)	444,000	444,040
2.49%, 08/10/2022(2)	800,000	801,197

OZLM VII Ltd.
3.31% (3 Month LIBOR USD + 1.01%, 1.01% Floor), 07/17/2029(1)(2)		7,365,000	7,322,938
OZLM VIII Ltd.
3.47% (3 Month LIBOR USD + 1.17%, 1.17% Floor), 10/17/2029(1)(2)		2,915,000	2,913,510
4.10% (3 Month LIBOR USD + 1.80%, 1.80% Floor), 10/17/2029(1)(2)		2,955,000	2,944,427
Ozlme BV
0.82% (3 Month EURIBOR + 0.82%, 0.82% Floor), 01/18/2030(1)(2)	EUR	1,200,000	1,297,823
Palmer Square CLO 2015-1 Ltd.
4.40% (3 Month LIBOR USD + 2.25%), 05/21/2029(1)(2)		$4,975,000	4,951,961
Palmer Square Loan Funding 2018-4 Ltd.
3.06% (3 Month LIBOR USD + 0.90%), 11/15/2026(1)(2)		620,870	620,875
Palmer Square Loan Funding 2019-4 Ltd.
0.00% (3 Month LIBOR USD + 0.90%, 0.90% Floor), 10/24/2027(1)(2)(3)		1,800,000	1,800,000
Penarth Master Issuer Plc
2.49% (1 Month LIBOR USD + 0.45%), 09/18/2022(1)(2)		4,725,000	4,724,995
Planet Fitness Master Issuer LLC
4.26%, 09/05/2048(2)		10,216,800	10,445,350
4.67%, 09/05/2048(2)		1,395,900	1,462,666
Prestige Auto Receivables Trust 2018-1
3.75%, 10/15/2024(2)		2,765,000	2,847,702
Progress Residential 2015-SFR3 Trust
4.67%, 11/12/2032(2)		635,000	635,197
Progress Residential 2018-SFR3 Trust
4.43%, 10/17/2035(2)		1,500,000	1,552,805
Progress Residential 2019-SFR1 Trust
4.17%, 08/17/2035(2)		1,190,000	1,233,647
Progress Residential 2019-SFR2 Trust
3.79%, 05/17/2036(2)		2,165,000	2,222,377
Progress Residential 2019-SFR4 Trust
3.14%, 11/17/2036(2)		1,915,000	1,921,600
Prosper Marketplace Issuance Trust Series 2018-2
3.35%, 10/15/2024(2)		2,363,423	2,370,005
PRPM 2019-3 LLC
3.35%, 07/25/2024(2)(4)		1,672,657	1,675,692
RASC Series 2005-KS10 Trust
2.46% (1 Month LIBOR USD + 0.44%, 0.44% Floor, 14.00% Cap), 11/25/2035(1)		11,150,000	11,171,225

RASC Series 2006-KS9 Trust
2.18% (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap), 11/25/2036(1)	5,361,181	5,152,077
RASC Series 2007-KS3 Trust
2.36% (1 Month LIBOR USD + 0.34%, 0.34% Floor, 14.00% Cap), 04/25/2037(1)	31,155,046	30,237,639
RCO V Mortgage LLC 2018-1
4.00%, 05/25/2023(2)(4)	2,067,420	2,072,350
RMF Buyout Issuance Trust 2018-1
3.44%, 11/25/2028(2)(5)	6,254,302	6,259,099
Santander Drive Auto Receivables Trust 2015-3
4.50%, 06/17/2023(2)	2,125,000	2,130,753
Santander Drive Auto Receivables Trust 2015-4
3.53%, 08/16/2021	778,442	781,040
Santander Drive Auto Receivables Trust 2015-5
3.65%, 12/15/2021	203,968	204,632
Santander Drive Auto Receivables Trust 2017-1
2.58%, 05/16/2022	221,416	221,630
Santander Drive Auto Receivables Trust 2018-2
3.35%, 07/17/2023	985,000	995,238
3.88%, 02/15/2024	1,160,000	1,181,047
Santander Drive Auto Receivables Trust 2018-3
4.07%, 08/15/2024	3,770,000	3,888,368
Santander Drive Auto Receivables Trust 2018-4
3.98%, 12/15/2025	3,390,000	3,495,523
Santander Drive Auto Receivables Trust 2018-5
4.19%, 12/16/2024	3,070,000	3,170,448
Santander Drive Auto Receivables Trust 2019-1
3.65%, 04/15/2025	11,435,000	11,750,491
Santander Drive Auto Receivables Trust 2019-3
2.68%, 10/15/2025	4,095,000	4,111,679
Santander Retail Auto Lease Trust 2017-A
2.96%, 11/21/2022(2)	1,000,000	1,004,742
Santander Retail Auto Lease Trust 2019-A
2.77%, 06/20/2022(2)	4,705,000	4,776,589
Santander Retail Auto Lease Trust 2019-B
3.31%, 06/20/2024(2)	6,610,000	6,653,715

Saxon Asset Securities Trust 2007-3
2.33% (1 Month LIBOR USD + 0.31%, 0.31% Floor), 09/25/2047(1)	30,835,632	29,964,686
Securitized Asset Backed Receivables LLC Trust 2004-OP1
2.78% (1 Month LIBOR USD + 0.77%, 0.51% Floor), 02/25/2034(1)	6,280,846	6,235,906
Securitized Asset Backed Receivables LLC Trust 2006-CB5
2.16% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 06/25/2036(1)	5,525,198	4,230,472
Shackleton 2016-IX CLO Ltd.
3.41% (3 Month LIBOR USD + 1.13%, 1.13% Floor), 10/20/2028(1)(2)	1,500,000	1,500,528
Shenton Aircraft Investment I Ltd.
4.75%, 10/15/2042(2)	145,574	148,907
Sierra Timeshare 2015-2 Receivables Funding LLC
2.43%, 06/20/2032(2)	201,777	201,527
Sierra Timeshare 2016-2 Receivables Funding LLC
2.33%, 07/20/2033(2)	185,578	185,114
Sierra Timeshare 2019-1 Receivables Funding LLC
3.20%, 01/20/2036(2)	2,430,366	2,462,973
Sierra Timeshare Conduit Receivables Funding LLC
2.91%, 03/20/2034(2)	128,041	129,197
S-Jets 2017-1 Ltd.
3.97%, 08/15/2042(2)	14,868,689	15,315,429
SLC Student Loan Trust 2005-2
2.28% (3 Month LIBOR USD + 0.16%), 12/15/2039(1)	4,900,000	4,685,331
SLC Student Loan Trust 2005-3
2.27% (3 Month LIBOR USD + 0.15%), 12/15/2039(1)	5,000,000	4,738,243
SLM Private Credit Student Loan Trust 2003-B
0.00%, 03/15/2033(5)	3,104,000	3,098,742
SLM Student Loan Trust 2003-7
3.32% (3 Month LIBOR USD + 1.20%, 1.20% Floor), 12/15/2033(1)(2)	9,848,868	9,753,369
SLM Student Loan Trust 2004-3
2.83% (3 Month LIBOR USD + 0.55%, 0.55% Floor), 10/25/2064(1)(2)	6,300,000	6,196,174
SLM Student Loan Trust 2005-4
2.45% (3 Month LIBOR USD + 0.17%), 07/25/2040(1)	11,000,000	10,404,912
SLM Student Loan Trust 2006-2
2.45% (3 Month LIBOR USD + 0.17%), 01/25/2041(1)	3,893,281	3,746,850
SLM Student Loan Trust 2007-2
2.45% (3 Month LIBOR USD + 0.17%), 07/25/2025(1)	6,950,000	6,356,571

SLM Student Loan Trust 2007-3
2.34% (3 Month LIBOR USD + 0.06%, 0.06% Floor), 01/25/2022(1)	3,821,693	3,716,204
SLM Student Loan Trust 2007-7
2.61% (3 Month LIBOR USD + 0.33%), 01/25/2022(1)	2,779,790	2,709,163
SLM Student Loan Trust 2008-2
3.03% (3 Month LIBOR USD + 0.75%), 04/25/2023(1)	9,029,201	8,939,711
SLM Student Loan Trust 2008-5
3.98% (3 Month LIBOR USD + 1.70%, 1.70% Floor), 07/25/2023(1)	4,904,554	4,951,604
4.13% (3 Month LIBOR USD + 1.85%, 1.85% Floor), 07/25/2073(1)	7,350,000	7,360,921
SLM Student Loan Trust 2008-6
3.38% (3 Month LIBOR USD + 1.10%), 07/25/2023(1)	13,963,254	13,912,377
SLM Student Loan Trust 2008-7
3.18% (3 Month LIBOR USD + 0.90%), 07/25/2023(1)	10,974,749	10,928,204
SLM Student Loan Trust 2009-3
2.77% (1 Month LIBOR USD + 0.75%, 0.75% Floor), 01/25/2045(1)(2)	2,175,936	2,167,151
SLM Student Loan Trust 2012-1
2.97% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 09/25/2028(1)	13,068,194	12,915,837
SLM Student Loan Trust 2012-2
2.72% (1 Month LIBOR USD + 0.70%), 01/25/2029(1)	15,226,413	14,884,259
SLM Student Loan Trust 2012-7
2.67% (1 Month LIBOR USD + 0.65%, 0.65% Floor), 05/26/2026(1)	5,156,005	5,020,421
3.82% (1 Month LIBOR USD + 1.80%, 1.80% Floor), 09/25/2043(1)	2,220,000	2,180,447
SLM Student Loan Trust 2014-1
2.62% (1 Month LIBOR USD + 0.60%), 02/26/2029(1)	3,263,397	3,168,047
SMART ABS Series 2016-2US Trust
1.71%, 03/15/2021	784,327	783,569
2.05%, 12/14/2022	2,370,000	2,360,216
SMB Private Education Loan Trust 2014-A
3.05%, 05/15/2026(2)	245,497	247,101
SMB Private Education Loan Trust 2015-B
2.98%, 07/15/2027(2)	173,056	174,439
3.78% (1 Month LIBOR USD + 1.75%), 05/17/2032(1)(2)	1,685,000	1,711,273
SMB Private Education Loan Trust 2016-A
2.70%, 05/15/2031(2)	338,381	341,262

SMB Private Education Loan Trust 2016-B
2.43%, 02/17/2032(2)	1,886,264	1,892,605
SMB Private Education Loan Trust 2016-C
2.34%, 09/15/2034(2)	587,197	587,807
SMB Private Education Loan Trust 2017-A
2.88%, 09/15/2034(2)	1,620,831	1,645,065
SMB Private Education Loan Trust 2018-B
2.75% (1 Month LIBOR USD + 0.72%), 01/15/2037(1)(2)	2,030,000	2,020,078
3.60%, 01/15/2037(2)	6,155,000	6,369,602
SMB Private Education Loan Trust 2018-C
3.63%, 11/15/2035(2)	6,835,000	7,119,183
SMB Private Education Loan Trust 2019-A
3.44%, 07/15/2036(2)	2,190,000	2,283,314
SMB Private Education Loan Trust 2019-B
2.84%, 06/15/2037(2)	7,675,000	7,795,793
SoFi Consumer Loan Program 2017-3 LLC
2.77%, 05/25/2026(2)	4,011,473	4,023,681
SoFi Consumer Loan Program 2017-4 LLC
2.50%, 05/26/2026(2)	4,735,069	4,740,942
SoFi Consumer Loan Program 2017-6 LLC
3.52%, 11/25/2026(2)	1,765,000	1,807,665
SoFi Consumer Loan Program 2018-2 Trust
3.79%, 04/26/2027(2)	2,210,000	2,265,343
SoFi Consumer Loan Program 2018-3 Trust
3.20%, 08/25/2027(2)	1,608,818	1,613,560
4.02%, 08/25/2027(2)	1,375,000	1,424,300
SoFi Consumer Loan Program 2018-4 Trust
4.17%, 11/26/2027(2)	2,745,000	2,857,220
SoFi Consumer Loan Program 2019-1 Trust
3.73%, 02/25/2028(2)	5,690,000	5,845,165
SoFi Consumer Loan Program 2019-2 Trust
3.01%, 04/25/2028(2)	8,934,668	9,000,443
3.46%, 04/25/2028(2)	3,145,000	3,218,197
SoFi Consumer Loan Program 2019-3 Trust
3.35%, 05/25/2028(2)	5,965,000	6,097,303

SoFi Professional Loan Program 2015-B LLC
3.52%, 03/25/2036(2)	325,539	328,476
SoFi Professional Loan Program 2015-C LLC
3.58%, 08/25/2036(2)	360,658	367,238
SoFi Professional Loan Program 2015-d LLC
3.59%, 10/26/2037(2)	788,454	800,563
SoFi Professional Loan Program 2016-B LLC
3.80%, 04/25/2037(2)	195,000	201,237
SoFi Professional Loan Program 2016-C LLC
3.35%, 05/25/2037(2)(5)	310,000	319,465
SoFi Professional Loan Program 2016-D LLC
3.23%, 01/25/2039(2)(5)	490,000	499,374
SoFi Professional Loan Program 2016-E LLC
3.44%, 07/25/2040(2)(5)	1,600,000	1,658,594
SoFi Professional Loan Program 2017-A LLC
4.43%, 03/26/2040(2)(5)	165,000	178,090
SoFi Professional Loan Program 2017-C LLC
2.62% (1 Month LIBOR USD + 0.60%), 07/25/2040(1)(2)	3,264,181	3,268,005
SoFi Professional Loan Program 2017-E LLC
4.16%, 11/26/2040(2)	695,000	732,087
SoFi Professional Loan Program 2017-F LLC
3.62%, 01/25/2041(2)	1,405,000	1,468,593
SoFi Professional Loan Program 2018-C Trust
4.13%, 01/25/2048(2)	1,875,000	1,989,494
SoFi Professional Loan Program 2018-D Trust
3.12%, 02/25/2048(2)	8,088,132	8,152,620
3.60%, 02/25/2048(2)	5,525,000	5,782,066
SoFi Professional Loan Program 2019-C LLC
2.37%, 11/16/2048(2)	3,980,000	3,982,521
Sound Point Clo XIV Ltd.
3.30% (3 Month LIBOR USD + 1.15%), 01/23/2029(1)(2)	3,400,000	3,395,646
Southwick Park CLO LLC
3.47% (3 Month LIBOR USD + 1.30%), 07/20/2032(1)(2)	11,400,000	11,413,053
SpringCastle Funding Asset-Backed Notes 2019-A
3.20%, 05/27/2036(2)	12,575,580	12,709,550

Springleaf Funding Trust 2017-A
2.68%, 07/15/2030(2)		7,900,000	7,918,526
3.86%, 07/15/2030(2)		1,270,000	1,297,926
Sprite 2017-1 Ltd.
4.25%, 12/15/2037(2)		991,482	1,008,652
St Paul’s CLO VI DAC
0.85% (3 Month EURIBOR + 0.85%, 0.85% Floor), 08/20/2030(1)(2)	EUR	38,000,000	41,413,709
Stack Infrastructure Issuer LLC Series 2019-1
4.54%, 02/25/2044(2)		$7,401,571	7,757,823
Structured Adjustable Rate Mortgage Loan Trust
4.13%, 02/25/2035(5)		7,431,310	7,578,746
Structured Asset Mortgage Investments II Trust 2007-AR3
2.21% (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap), 09/25/2047(1)		13,181,638	13,043,960
Structured Asset Securities Corp. Mortgage Loan Trust 2007-WF2
3.02% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 08/25/2037(1)		629,927	632,449
STWD 2019-FL1 Ltd.
3.37% (1 Month LIBOR USD + 1.08%), 07/15/2038(1)(2)		3,600,000	3,604,500
Symphony CLO XVII Ltd.
3.18% (3 Month LIBOR USD + 0.88%), 04/15/2028(1)(2)		4,030,000	4,027,070
Synchrony Card Funding LLC
2.34%, 06/15/2025		5,325,000	5,368,856
Synchrony Credit Card Master Note Trust
2.56%, 06/15/2023		1,205,000	1,204,246
2.62%, 09/15/2023		650,000	650,972
3.36%, 03/15/2024		2,835,000	2,857,006
Taco Bell Funding LLC
4.32%, 11/25/2048(2)		11,398,863	11,806,486
TCI-Flatiron CLO 2016-1 Ltd.
3.52% (3 Month LIBOR USD + 1.22%, 1.22% Floor), 07/17/2028(1)(2)		1,800,000	1,799,591
THL Credit Wind River 2016-1 CLO Ltd.
3.95% (3 Month LIBOR USD + 1.65%), 07/15/2028(1)(2)		1,320,000	1,316,956
4.40% (3 Month LIBOR USD + 2.10%), 07/15/2028(1)(2)		1,395,000	1,379,027
Tikehau CLO II BV
0.88% (3 Month EURIBOR + 0.88%, 0.88% Floor), 12/07/2029(1)(2)	EUR	2,300,000	2,511,275
Towd Point Mortgage Trust
2.50%, 11/25/2060(2)(5)		$2,239,257	2,232,735

Towd Point Mortgage Trust 2015-3
3.00%, 03/25/2054(2)(5)	150,671	151,081
Towd Point Mortgage Trust 2015-4
2.75%, 04/25/2055(2)(5)	199,459	199,355
3.75%, 04/25/2055(2)(5)	960,000	986,927
Towd Point Mortgage Trust 2015-5
2.75%, 05/25/2055(2)(5)	204,418	205,131
Towd Point Mortgage Trust 2016-1
2.75%, 02/25/2055(2)(5)	836,456	837,781
3.00%, 02/25/2055(2)(5)	245,460	245,058
Towd Point Mortgage Trust 2016-2
2.75%, 08/25/2055(2)(5)	174,180	174,865
Towd Point Mortgage Trust 2016-3
2.25%, 04/25/2056(2)(5)	260,719	259,661
Towd Point Mortgage Trust 2016-4
2.25%, 07/25/2056(2)(5)	547,396	544,141
Towd Point Mortgage Trust 2016-5
2.50%, 10/25/2056(2)(5)	1,901,109	1,899,138
Towd Point Mortgage Trust 2017-1
2.75%, 10/25/2056(2)(5)	456,647	460,807
3.75%, 10/25/2056(2)(5)	6,315,000	6,570,026
Towd Point Mortgage Trust 2017-2
2.75%, 04/25/2057(2)(5)	213,409	215,028
Towd Point Mortgage Trust 2017-3
2.75%, 07/25/2057(2)(5)	1,260,162	1,263,680
Towd Point Mortgage Trust 2017-4
2.75%, 06/25/2057(2)(5)	10,312,893	10,392,437
Towd Point Mortgage Trust 2017-5
2.62% (1 Month LIBOR USD + 0.60%), 02/25/2057(1)(2)	669,280	666,706
Towd Point Mortgage Trust 2017-6
2.75%, 10/25/2057(2)(5)	1,603,879	1,619,117
Towd Point Mortgage Trust 2018-2
3.25%, 03/25/2058(2)(5)	6,927,692	7,054,183
Towd Point Mortgage Trust 2018-3
3.75%, 05/25/2058(2)(5)	7,072,290	7,332,664

Towd Point Mortgage Trust 2018-5
3.25%, 07/25/2058(2)(5)	3,177,485	3,222,586
Towd Point Mortgage Trust 2018-SJ1
4.00%, 10/25/2058(2)(5)	3,915,515	3,949,047
Towd Point Mortgage Trust 2019-1
3.75%, 03/25/2058(2)(5)	5,207,279	5,461,309
Towd Point Mortgage Trust 2019-MH1
3.00%, 11/25/2058(2)	700,000	704,458
Toyota Auto Receivables 2017-B Owner Trust
1.76%, 07/15/2021	8,276,975	8,265,164
Toyota Auto Receivables 2017-C Owner Trust
1.78%, 11/15/2021	4,256,413	4,251,515
Toyota Auto Receivables 2018-A Owner Trust
2.35%, 05/16/2022	2,925,000	2,931,433
Toyota Auto Receivables 2018-C Owner Trust
3.02%, 12/15/2022	15,145,000	15,353,197
Tralee CLO V Ltd.
3.39% (3 Month LIBOR USD + 1.11%, 1.11% Floor), 10/20/2028(1)(2)	2,000,000	1,999,502
Tricon American Homes 2017-SFR2 Trust
2.93%, 01/17/2036(2)	4,254,301	4,314,143
Tricon American Homes 2019-SFR1 Trust
3.20%, 03/17/2038(2)	1,270,000	1,272,712
Upstart Securitization Trust 2019-2
2.90%, 09/20/2029(2)	576,201	577,422
Vericrest Opportunity Loan Trust 2019-NPL3
3.97%, 03/25/2049(2)(4)	2,014,975	2,026,235
Vericrest Opportunity Loan Trust 2019-NPL5
3.35%, 09/25/2049(2)(4)	5,204,459	5,220,647
Verizon Owner Trust 2016-2
2.36%, 05/20/2021(2)	1,245,000	1,244,842
Verizon Owner Trust 2017-3
2.53%, 04/20/2022(2)	1,360,000	1,365,160
Verizon Owner Trust 2018-1
3.20%, 09/20/2022(2)	1,105,000	1,122,670

Volt LXX LLC
4.11%, 09/25/2048(2)(4)	5,047,372	5,062,004
Volt LXXI LLC
3.97%, 09/25/2048(2)(4)	344,195	345,852
Volt LXXII LLC
4.21%, 10/26/2048(2)(4)	4,345,414	4,360,494
Volt LXXV LLC
4.34%, 01/25/2049(2)(4)	2,434,117	2,450,737
Voya CLO 2014-3 Ltd.
3.00% (3 Month LIBOR USD + 0.72%), 07/25/2026(1)(2)	827,585	825,738
WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust
4.05%, 02/25/2037(5)	10,745,041	10,593,204
WAVE 2017-1 Trust
3.84%, 11/15/2042(2)	2,330,848	2,345,500
Westlake Automobile Receivables Trust 2018-2
4.00%, 01/16/2024(2)	1,540,000	1,574,022
Westlake Automobile Receivables Trust 2018-3
4.00%, 10/16/2023(2)	1,215,000	1,247,568
Westlake Automobile Receivables Trust 2019-1
3.67%, 03/15/2024(2)	6,545,000	6,662,463
Wingstop Funding 2018-1 LLC
4.97%, 12/05/2048(2)	950,225	986,771
Zais CLO 1 Ltd.
3.45% (3 Month LIBOR USD + 1.15%), 04/15/2028(1)(2)	14,900,000	14,886,471

Total Asset-Backed Obligations (Cost: $2,163,723,295)		2,167,076,559

Corporate Bonds – 32.49%
Basic Materials – 0.90%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/2028	$4,800,000	$4,676,104
Anglo American Capital Plc
4.13%, 09/27/2022(2)	3,883,000	4,044,533
4.75%, 04/10/2027(2)	985,000	1,062,417
4.50%, 03/15/2028(2)	16,035,000	17,026,380

ArcelorMittal
3.60%, 07/16/2024	6,545,000	6,612,359
6.13%, 06/01/2025	565,000	635,858
4.55%, 03/11/2026	7,250,000	7,585,449
Celulosa Arauco y Constitucion SA
3.88%, 11/02/2027	860,000	878,284
CF Industries, Inc.
4.50%, 12/01/2026(2)	5,145,000	5,613,773
Cleveland-Cliffs, Inc.
4.88%, 01/15/2024(2)	150,000	152,625
CNAC HK Finbridge Co. Ltd.
4.63%, 03/14/2023	6,145,000	6,441,267
DuPont de Nemours, Inc.
3.77%, 11/15/2020	6,165,000	6,278,349
Equate Petrochemical BV
3.00%, 03/03/2022	690,000	692,829
4.25%, 11/03/2026	6,910,000	7,433,502
First Quantum Minerals Ltd.
6.50%, 03/01/2024(2)	200,000	190,750
6.88%, 03/01/2026(2)	200,000	190,500
FMC Corp.
3.45%, 10/01/2029	1,850,000	1,872,777
4.50%, 10/01/2049	1,025,000	1,064,309
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/2027(2)	488,000	476,532
Glencore Finance Canada Ltd.
4.95%, 11/15/2021(2)	1,170,000	1,223,820
Glencore Funding LLC
4.13%, 03/12/2024(2)	4,920,000	5,171,334
4.00%, 04/16/2025(2)	4,450,000	4,629,497
4.00%, 03/27/2027(2)	1,000,000	1,028,073
3.88%, 10/27/2027(2)	11,555,000	11,764,145
4.88%, 03/12/2029(2)	4,115,000	4,447,595
Huntsman International LLC
5.13%, 11/15/2022	1,797,000	1,915,958

Incitec Pivot Finance LLC
6.00%, 12/10/2019(2)		126,000	126,798
Indonesia Asahan Aluminium Persero PT
5.23%, 11/15/2021(2)		800,000	839,648
5.71%, 11/15/2023(2)		600,000	660,000
6.53%, 11/15/2028(2)		900,000	1,099,874
International Flavors & Fragrances, Inc.
5.00%, 09/26/2048		7,265,000	8,296,288
Israel Chemicals Ltd.
6.38%, 05/31/2038(2)		10,200,000	12,465,828
LYB International Finance III LLC
4.20%, 10/15/2049		4,050,000	4,009,269
Minera Mexico SA de CV
4.50%, 01/26/2050(2)		3,650,000	3,595,250
Newcrest Finance Pty Ltd.
4.45%, 11/15/2021(2)		1,800,000	1,867,975
Newmont Goldcorp Corp.
3.70%, 03/15/2023		3,270,000	3,403,892
Orbia Advance Corp. SAB de CV
4.00%, 10/04/2027(2)		1,255,000	1,269,131
SASOL Financing USA LLC
5.88%, 03/27/2024		4,300,000	4,645,745
Solvay Finance America LLC
4.45%, 12/03/2025(2)		2,400,000	2,579,477
Syngenta Finance NV
3.70%, 04/24/2020(2)		2,350,000	2,357,805
3.93%, 04/23/2021(2)		7,942,000	8,087,241
4.44%, 04/24/2023(2)		200,000	209,019
4.89%, 04/24/2025(2)		550,000	582,548
5.18%, 04/24/2028(2)		500,000	531,580
Vale Overseas Ltd.
6.25%, 08/10/2026		1,299,000	1,497,098
6.88%, 11/21/2036		1,132,000	1,434,244
6.88%, 11/10/2039		316,000	402,508
Vale SA
3.75%, 01/10/2023	EUR	400,000	471,826

Westlake Chemical Corp.
3.60%, 08/15/2026		$1,925,000	1,987,935
1.63%, 07/17/2029	EUR	2,025,000	2,263,122

			167,793,120

Communications – 3.90%
Alibaba Group Holding Ltd.
3.13%, 11/28/2021		$4,894,000	4,970,322
3.60%, 11/28/2024		7,180,000	7,555,427
3.40%, 12/06/2027		8,360,000	8,683,833
Altice Financing SA
5.25%, 02/15/2023	EUR	16,785,000	18,798,723
6.63%, 02/15/2023(2)		$18,627,000	19,115,959
Altice France SA/France
6.25%, 05/15/2024(2)		6,012,000	6,204,384
7.38%, 05/01/2026(2)		1,400,000	1,502,844
5.88%, 02/01/2027(2)	EUR	3,900,000	4,701,764
8.13%, 02/01/2027(2)		$1,100,000	1,214,125
5.50%, 01/15/2028(2)		5,415,000	5,475,919
Altice Luxembourg SA
7.75%, 05/15/2022(2)		224,000	228,760
AT&T, Inc.
3.80%, 02/15/2027		3,530,000	3,740,465
5.25%, 03/01/2037		7,530,000	8,866,085
4.85%, 03/01/2039		10,680,000	12,105,896
4.80%, 06/15/2044		9,060,000	10,047,499
4.35%, 06/15/2045		7,600,000	8,017,911
4.75%, 05/15/2046		3,080,000	3,417,756
5.15%, 11/15/2046		3,055,000	3,543,826
4.50%, 03/09/2048		10,815,000	11,625,755
Axtel SAB de CV
6.38%, 11/14/2024		4,700,000	4,835,172
Baidu, Inc.
2.88%, 07/06/2022		5,105,000	5,132,300
3.88%, 09/29/2023		11,655,000	12,126,542
4.38%, 03/29/2028		8,150,000	8,823,511
4.88%, 11/14/2028		770,000	865,385

Booking Holdings, Inc.
3.65%, 03/15/2025	78,000	83,148
C&W Senior Financing DAC
6.88%, 09/15/2027(2)	200,000	207,250
CBS Corp.
2.50%, 02/15/2023	1,500,000	1,504,781
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029(2)	2,141,000	2,280,165
Charter Communications Operating LLC / Charter Communications Operating Capital
3.58%, 07/23/2020	10,507,000	10,601,017
4.46%, 07/23/2022	9,852,000	10,371,848
3.90% (3 Month LIBOR USD + 1.65%), 02/01/2024(1)	426,000	436,593
4.50%, 02/01/2024	3,510,000	3,771,233
4.91%, 07/23/2025	11,997,000	13,184,437
6.48%, 10/23/2045	2,015,000	2,455,269
5.75%, 04/01/2048	4,575,000	5,213,602
Cisco Systems, Inc.
4.45%, 01/15/2020	2,125,000	2,139,020
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024(2)	9,290,000	10,206,551
Comcast Corp.
3.38%, 08/15/2025	4,345,000	4,594,826
3.95%, 10/15/2025	2,500,000	2,721,995
3.15%, 03/01/2026	4,440,000	4,650,482
3.30%, 02/01/2027	12,230,000	12,923,547
4.15%, 10/15/2028	2,000,000	2,244,045
4.60%, 10/15/2038	4,723,000	5,659,406
3.97%, 11/01/2047	1,965,000	2,168,978
4.00%, 11/01/2049	1,000,000	1,111,418
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026(2)	646,000	658,113
Cox Communications, Inc.
3.15%, 08/15/2024(2)	3,400,000	3,482,318

4.80%, 02/01/2035(2)	8,725,000	9,490,064
4.70%, 12/15/2042(2)	810,000	880,752
4.50%, 06/30/2043(2)	950,000	1,009,180
Crown Castle Towers LLC
3.22%, 05/15/2022(2)	700,000	707,185
3.66%, 05/15/2025(2)	1,300,000	1,361,135
CSC Holdings LLC
7.75%, 07/15/2025(2)	2,365,000	2,542,848
5.50%, 04/15/2027(2)	2,300,000	2,431,997
6.50%, 02/01/2029(2)	656,000	729,128
Daddy Operating Co. LLC / GD Finance Co., Inc.
5.25%, 12/01/2027(2)	192,000	201,840
Deutsche Telekom International Finance BV
1.95%, 09/19/2021(2)	800,000	794,679
2.82%, 01/19/2022(2)	2,045,000	2,069,255
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026(2)	1,890,000	1,960,875
Discovery Communications LLC
2.80%, 06/15/2020	7,200,000	7,224,603
4.38%, 06/15/2021	380,000	392,894
3.95%, 03/20/2028	9,055,000	9,436,167
5.00%, 09/20/2037	1,270,000	1,366,150
DISH DBS Corp.
5.13%, 05/01/2020	15,493,000	15,667,296
6.75%, 06/01/2021	4,250,000	4,472,275
eBay, Inc.
2.88%, 08/01/2021	144,000	145,537
2.60%, 07/15/2022	2,279,000	2,296,774
2.75%, 01/30/2023	5,400,000	5,465,558
Expedia Group, Inc.
4.50%, 08/15/2024	7,286,000	7,902,929
5.00%, 02/15/2026	9,320,000	10,471,504
3.80%, 02/15/2028	6,510,000	6,814,219
Fox Corp.
4.71%, 01/25/2029(2)	2,585,000	2,950,649

Frontier Communications Corp.
8.00%, 04/01/2027(2)		864,000	911,252
iHeartCommunications, Inc.
6.38%, 05/01/2026		4,564,517	4,929,678
8.38%, 05/01/2027		8,562,437	9,247,432
Intelsat Connect Finance SA
9.50%, 02/15/2023(2)		710,000	656,530
Intelsat Jackson Holdings SA
9.50%, 09/30/2022(2)		1,490,000	1,728,400
5.50%, 08/01/2023		5,401,000	5,038,593
8.00%, 02/15/2024(2)		9,655,000	10,029,131
8.50%, 10/15/2024(2)		2,641,000	2,659,989
9.75%, 07/15/2025(2)		3,990,000	4,167,555
Intelsat Luxembourg SA
7.75%, 06/01/2021		8,455,000	8,032,250
Interpublic Group of Companies, Inc.
3.50%, 10/01/2020		1,130,000	1,143,261
3.75%, 10/01/2021		200,000	205,025
4.00%, 03/15/2022		216,000	223,195
Koninklijke KPN NV
8.38%, 10/01/2030		2,750,000	3,760,898
Level 3 Financing, Inc.
5.38%, 01/15/2024		600,000	611,910
5.38%, 05/01/2025		1,474,000	1,527,433
4.63%, 09/15/2027(2)		1,191,000	1,201,779
MTN Mauritius Investments Ltd.
6.50%, 10/13/2026		8,200,000	8,966,290
Netflix, Inc.
5.50%, 02/15/2022		300,000	316,875
4.63%, 05/15/2029(2)	EUR	4,915,000	5,955,343
5.38%, 11/15/2029(2)		$589,000	612,560
Nexstar Escrow, Inc.
5.63%, 07/15/2027(2)		374,000	391,765
Nokia OYJ
3.38%, 06/12/2022		280,000	284,200
4.38%, 06/12/2027		4,255,000	4,446,475

Radiate Holdco LLC / Radiate Finance, Inc.
6.88%, 02/15/2023(2)		192,000	197,520
Sky Ltd.
3.13%, 11/26/2022(2)		400,000	412,991
SoftBank Group Corp.
4.00%, 04/20/2023	EUR	850,000	990,615
Sprint Communications, Inc.
7.00%, 03/01/2020(2)		$7,822,000	7,949,108
7.00%, 08/15/2020		12,097,000	12,486,644
6.00%, 11/15/2022		4,570,000	4,855,625
Sprint Corp.
7.25%, 09/15/2021		15,923,000	16,991,433
7.88%, 09/15/2023		1,730,000	1,900,336
7.13%, 06/15/2024		200,000	215,560
7.63%, 03/01/2026		623,000	687,636
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.36%, 09/20/2021(2)		6,406,000	6,430,023
4.74%, 03/20/2025(2)		21,310,000	22,652,743
5.15%, 03/20/2028(2)		7,936,000	8,610,560
Telefonica Emisiones SA
5.46%, 02/16/2021		168,000	175,368
5.52%, 03/01/2049		11,455,000	13,960,857
Tencent Holdings Ltd.
3.80%, 02/11/2025		7,290,000	7,680,380
3.58%, 04/11/2026(2)		1,439,000	1,501,474
Time Warner Cable LLC
4.00%, 09/01/2021		370,000	378,541
5.88%, 11/15/2040		2,000,000	2,237,888
5.50%, 09/01/2041		9,512,000	10,251,193
4.50%, 09/15/2042		13,180,000	12,961,109
T-Mobile USA, Inc.
6.00%, 03/01/2023		876,000	892,372
6.50%, 01/15/2024		1,045,000	1,083,989
6.50%, 01/15/2024(6)		1,200,000	9,327

6.00%, 04/15/2024		2,329,000	2,416,338
4.50%, 02/01/2026		658,000	677,279
4.50%, 02/01/2026(6)		658,000	2,031
4.75%, 02/01/2028		3,143,000	3,289,150
4.75%, 02/01/2028(6)		1,053,000	3,023
Turk Telekomunikasyon AS
6.88%, 02/28/2025(2)		8,000,000	8,404,480
TWDC Enterprises 18 Corp.
3.75%, 06/01/2021		460,000	474,583
United Group BV
4.38%, 07/01/2022(2)	EUR	200,000	222,344
4.38%, 07/01/2022		7,425,000	8,254,510
4.88%, 07/01/2024		8,300,000	9,406,820
4.88%, 07/01/2024(2)		200,000	226,670
Univision Communications, Inc.
5.13%, 05/15/2023(2)		$6,215,000	6,199,463
5.13%, 02/15/2025(2)		5,021,000	4,882,923
Verizon Communications, Inc.
4.02%, 12/03/2029		8,760,000	9,739,385
4.50%, 08/10/2033		3,470,000	4,037,931
4.75%, 11/01/2041		685,000	814,221
4.86%, 08/21/2046		11,925,000	14,580,867
5.01%, 04/15/2049		1,625,000	2,041,579
4.67%, 03/15/2055		1,494,000	1,791,245
Viacom, Inc.
4.25%, 09/01/2023		1,000,000	1,060,509
3.88%, 04/01/2024		5,000,000	5,261,905
ViaSat, Inc.
5.63%, 09/15/2025(2)		196,000	197,470
5.63%, 04/15/2027(2)		349,000	366,450
Virgin Media Secured Finance Plc
5.25%, 01/15/2026(2)		1,200,000	1,233,000
5.50%, 05/15/2029(2)		2,900,000	3,023,250
Vodafone Group Plc
3.75%, 01/16/2024		4,000,000	4,217,409

4.38%, 05/30/2028	8,820,000	9,743,142
5.00%, 05/30/2038	5,045,000	5,754,515
5.25%, 05/30/2048	7,980,000	9,250,739
4.88%, 06/19/2049	5,318,000	5,925,238
4.25%, 09/17/2050	5,575,000	5,682,600
VTR Finance BV
6.88%, 01/15/2024	4,476,000	4,604,685
Ziggo BV
5.50%, 01/15/2027(2)	6,675,000	6,958,688

		726,361,251

Consumer, Cyclical – 3.25%
1011778 BC ULC / New Red Finance, Inc.
4.63%, 01/15/2022(2)	3,510,000	3,510,351
4.25%, 05/15/2024(2)	154,000	158,421
Air Canada 2013-1 Class B Pass Through Trust
5.38%, 05/15/2021(2)	245,421	252,317
Air Canada 2015-2 Class B Pass Through Trust
5.00%, 12/15/2023(2)	1,767,595	1,845,900
Air Canada 2017-1 Class B Pass Through Trust
3.70%, 01/15/2026(2)	13,342,302	13,370,320
Alimentation Couche-Tard, Inc.
2.70%, 07/26/2022(2)	995,000	1,002,483
3.55%, 07/26/2027(2)	3,000,000	3,119,278
America West Airlines 2001-1 Pass Through Trust
7.10%, 04/02/2021	1,190,447	1,226,106
American Airlines 2013-1 Class A Pass Through Trust
4.00%, 07/15/2025	1,397,684	1,471,901
American Airlines 2014-1 Class A Pass Through Trust
3.70%, 10/01/2026	1,654,225	1,734,951
American Airlines 2015-1 Class B Pass Through Trust
3.70%, 05/01/2023	2,045,599	2,066,668
American Airlines 2015-2 Class B Pass Through Trust
4.40%, 09/22/2023	8,803,122	9,100,668
American Airlines 2016-1 Class AA Pass Through Trust
3.58%, 01/15/2028	522,691	550,669

American Airlines 2016-1 Class B Pass Through Trust
5.25%, 01/15/2024	2,069,708	2,199,656
American Airlines 2016-2 Class A Pass Through Trust
3.65%, 06/15/2028	1,272,527	1,326,100
American Airlines 2016-2 Class B Pass Through Trust
4.38%, 06/15/2024(2)	3,766,500	3,878,365
American Airlines 2016-3 Class B Pass Through Trust
3.75%, 10/15/2025	7,290,705	7,404,909
American Airlines 2017-1 Class B Pass Through Trust
4.95%, 02/15/2025	932,595	983,814
American Airlines 2017-2 Class AA Pass Through Trust
3.35%, 10/15/2029	775,620	798,494
American Airlines 2017-2 Class B Pass Through Trust
3.70%, 10/15/2025	6,260,795	6,295,248
American Airlines 2019-1 Class B Pass Through Trust
3.85%, 02/15/2028	9,370,000	9,464,363
AutoNation, Inc.
3.35%, 01/15/2021	770,000	777,212
Beazer Homes USA, Inc.
7.25%, 10/15/2029(2)	90,000	91,463
BMW Finance NV
2.25%, 08/12/2022(2)	8,700,000	8,707,650
BMW US Capital LLC
3.25%, 08/14/2020(2)	14,250,000	14,377,282
3.10%, 04/12/2021(2)	5,495,000	5,580,984
British Airways 2019-1 Class A Pass Through Trust
3.35%, 06/15/2029(2)	3,295,000	3,363,182
Choice Hotels International, Inc.
5.75%, 07/01/2022	3,000,000	3,232,500
Churchill Downs, Inc.
4.75%, 01/15/2028(2)	2,652,000	2,718,300
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/2022	4,127,610	4,355,867
Continental Airlines 2009-2 Class A Pass Through Trust
7.25%, 11/10/2019	851,648	855,566

Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/2024		1,660,560	1,747,905
Cumberland Farms, Inc.
6.75%, 05/01/2025(2)		767,000	821,457
Daimler Finance North America LLC
2.30%, 01/06/2020(2)		4,000,000	4,000,561
3.00%, 02/22/2021(2)		2,210,000	2,231,548
3.88%, 09/15/2021(2)		850,000	875,715
3.06% (3 Month LIBOR USD + 0.90%), 02/15/2022(1)(2)		15,370,000	15,449,478
2.55%, 08/15/2022(2)		4,700,000	4,717,954
2.70%, 06/14/2024(2)		2,150,000	2,154,227
3.10%, 08/15/2029(2)		1,350,000	1,363,982
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 08/10/2022		24,723	27,135
Delta Air Lines, Inc.
2.88%, 03/13/2020		1,295,000	1,297,770
3.40%, 04/19/2021		350,000	354,878
3.63%, 03/15/2022		3,757,000	3,859,463
Diamond Resorts International, Inc.
7.75%, 09/01/2023(2)		4,234,000	4,361,020
Dillard’s, Inc.
7.75%, 07/15/2026		135,000	153,608
7.75%, 05/15/2027		85,000	96,550
7.00%, 12/01/2028		380,000	418,471
DR Horton, Inc.
4.38%, 09/15/2022		10,658,000	11,190,556
eG Global Finance Plc
6.75%, 02/07/2025(2)		2,701,000	2,636,851
Emirates Airline
4.50%, 02/06/2025		3,142,800	3,194,153
FCE Bank Plc
1.88%, 06/24/2021	EUR	300,000	333,875
Ford Motor Credit Co. LLC
3.31% (3 Month LIBOR USD + 1.00%), 01/09/2020(1)		$2,575,000	2,575,291
8.13%, 01/15/2020		2,605,000	2,648,081

2.43%, 06/12/2020		4,525,000	4,513,677
2.92% (3 Month LIBOR USD + 0.79%), 06/12/2020(1)		400,000	399,297
3.16%, 08/04/2020		2,420,000	2,425,994
2.34%, 11/02/2020		7,795,000	7,749,118
2.70% (3 Month LIBOR USD + 0.43%), 11/02/2020(1)		3,110,000	3,083,063
5.09%, 01/07/2021		1,405,000	1,440,801
3.20%, 01/15/2021		3,750,000	3,754,920
5.75%, 02/01/2021		1,290,000	1,333,587
3.34%, 03/18/2021		11,810,000	11,864,826
3.10% (3 Month LIBOR USD + 0.81%), 04/05/2021(1)		400,000	395,315
3.47%, 04/05/2021		2,915,000	2,929,564
0.03% (3 Month EURIBOR + 0.43%), 05/14/2021(1)(3)	EUR	220,000	237,739
5.88%, 08/02/2021		$6,650,000	6,965,300
3.22% (3 Month LIBOR USD + 0.88%), 10/12/2021(1)		3,390,000	3,332,275
0.00% (3 Month EURIBOR + 0.37%), 12/01/2021(1)(3)	EUR	610,000	652,210
5.60%, 01/07/2022		$13,892,000	14,595,698
3.34%, 03/28/2022		4,740,000	4,746,073
3.55%, 10/07/2022		4,200,000	4,200,144
3.35%, 11/01/2022		3,625,000	3,628,915
3.39% (3 Month LIBOR USD + 1.24%), 02/15/2023(1)		500,000	484,790
General Motors Co.
3.03% (3 Month LIBOR USD + 0.90%), 09/10/2021(1)		3,000,000	2,997,211
6.60%, 04/01/2036		975,000	1,117,423
6.25%, 10/02/2043		65,000	71,020
5.20%, 04/01/2045		3,485,000	3,440,174
General Motors Financial Co., Inc.
2.35%, 10/04/2019		3,000,000	2,999,999
3.15%, 01/15/2020		1,000,000	1,001,487
2.65%, 04/13/2020		1,500,000	1,501,981
3.20%, 07/13/2020		6,992,000	7,030,432
3.16% (3 Month LIBOR USD + 0.85%), 04/09/2021(1)		10,375,000	10,368,547
3.55%, 04/09/2021		36,950,000	37,487,057
0.15% (3 Month EURIBOR + 0.55%), 03/26/2022(1)(3)	EUR	450,000	486,809
5.10%, 01/17/2024		$13,185,000	14,176,986
4.35%, 04/09/2025		1,530,000	1,595,411

4.30%, 07/13/2025		540,000	561,887
5.25%, 03/01/2026		345,000	374,572
4.00%, 10/06/2026		1,900,000	1,924,126
Gohl Capital Ltd.
4.25%, 01/24/2027		6,600,000	6,897,462
Harley-Davidson Financial Services, Inc.
2.85%, 01/15/2021(2)		3,287,000	3,297,568
2.55%, 06/09/2022(2)		1,875,000	1,873,329
Hyundai Capital America
2.95% (3 Month LIBOR USD + 0.80%), 09/18/2020(1)(2)		1,170,000	1,171,964
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 06/01/2026(2)		956,000	1,011,926
4.75%, 06/01/2027(2)		429,000	446,696
Las Vegas Sands Corp.
3.20%, 08/08/2024		1,325,000	1,349,842
3.50%, 08/18/2026		1,965,000	1,996,107
Latam Airlines 2015-1 Pass Through Trust A
4.20%, 11/15/2027		2,754,845	2,817,655
Lear Corp.
5.25%, 01/15/2025		7,072,000	7,305,087
Lennar Corp.
4.75%, 11/29/2027		4,275,000	4,584,938
Magna International, Inc.
4.15%, 10/01/2025		665,000	719,809
MGM Resorts International
6.75%, 10/01/2020		6,899,000	7,157,713
7.75%, 03/15/2022		2,870,000	3,210,841
Mitchells & Butlers Finance Plc
6.01%, 12/15/2028	GBP	321,982	455,246
2.57% (3 Month LIBOR USD + 0.45%), 12/15/2030(1)		$9,763,362	8,992,082
Mitsubishi Corp.
2.63%, 07/14/2022		200,000	200,440
Nissan Motor Acceptance Corp.
3.15%, 03/15/2021(2)		400,000	403,839
3.65%, 09/21/2021(2)		300,000	306,883
3.19% (3 Month LIBOR USD + 0.89%), 01/13/2022(1)(2)		700,000	703,049

Panasonic Corp.
2.54%, 07/19/2022(2)		1,785,000	1,795,877
Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
6.25%, 05/15/2026(2)		1,310,000	1,378,775
PetSmart, Inc.
5.88%, 06/01/2025(2)		172,000	171,140
QVC, Inc.
5.13%, 07/02/2022		4,255,000	4,470,634
4.38%, 03/15/2023		4,476,000	4,626,008
4.85%, 04/01/2024		4,485,000	4,734,020
4.45%, 02/15/2025		600,000	622,618
Rite Aid Corp.
6.13%, 04/01/2023(2)		5,382,000	4,269,810
Sands China Ltd.
4.60%, 08/08/2023		1,200,000	1,270,175
5.13%, 08/08/2025		1,400,000	1,537,088
5.40%, 08/08/2028		2,000,000	2,252,752
Southwest Airlines Co. 2007-1 Pass Through Trust
6.65%, 08/01/2022		80,191	84,944
Spirit Issuer Plc
3.46% (3 Month LIBOR GBP + 2.70%), 12/28/2031(1)	GBP	810,000	971,037
Staples, Inc.
7.50%, 04/15/2026(2)		$554,000	570,786
Starbucks Corp.
3.80%, 08/15/2025		5,465,000	5,914,320
Tesla, Inc.
5.30%, 08/15/2025(2)		1,810,000	1,624,475
Toyota Motor Credit Corp.
1.55%, 10/18/2019		9,690,000	9,687,601
2.95%, 04/13/2021		14,545,000	14,779,191
2.65%, 04/12/2022		17,580,000	17,900,383
Toyota Motor Finance Netherlands BV
2.76%, 04/26/2021		1,500,000	1,516,540
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 01/07/2026		1,468,524	1,492,194

United Airlines 2016-2 Class B Pass Through Trust
3.65%, 10/07/2025		1,878,142	1,899,341
United Airlines 2018-1 Class A Pass Through Trust
3.70%, 03/01/2030		612,998	636,597
United Airlines 2018-1 Class B Pass Through Trust
4.60%, 03/01/2026		6,257,243	6,522,472
United Airlines 2019-2 Class A Pass Through Trust
2.90%, 05/01/2028		1,495,000	1,486,479
United Airlines 2019-2 Class AA Pass Through Trust
2.70%, 05/01/2032		930,000	928,084
United Airlines 2019-2 Class B Pass Through Trust
3.50%, 05/01/2028		1,540,000	1,547,700
US Airways 2011-1 Class A Pass Through Trust
7.13%, 10/22/2023		1,599,215	1,800,236
US Airways 2013-1 Class A Pass Through Trust
3.95%, 11/15/2025		1,556,724	1,639,186
VOC Escrow Ltd.
5.00%, 02/15/2028(2)		91,000	93,967
Volkswagen Bank GmbH
0.00% (3 Month EURIBOR + 0.42%), 06/15/2021(1)(3)	EUR	1,400,000	1,526,134
0.63%, 09/08/2021		7,500,000	8,261,456
1.88%, 01/31/2024		300,000	344,636
Volkswagen Group of America Finance LLC
2.95% (3 Month LIBOR USD + 0.77%), 11/13/2020(1)(2)		$8,300,000	8,327,978
2.50%, 09/24/2021(2)		2,350,000	2,355,735
3.12% (3 Month LIBOR USD + 0.94%), 11/12/2021(1)(2)		8,300,000	8,345,946
4.00%, 11/12/2021(2)		8,800,000	9,094,448
2.70%, 09/26/2022(2)		6,040,000	6,065,957
2.85%, 09/26/2024(2)		2,640,000	2,653,985
4.63%, 11/13/2025(2)		6,525,000	7,193,071
3.20%, 09/26/2026(2)		2,970,000	2,993,023
Volkswagen Leasing GmbH
0.10% (3 Month EURIBOR + 0.45%), 07/06/2021(1)(3)	EUR	400,000	435,989
1.63%, 08/15/2025		3,095,000	3,525,502

Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024		$2,550,000	2,689,482
4.80%, 11/18/2044		926,000	978,950
Walmart, Inc.
3.13%, 06/23/2021		19,375,000	19,821,395
WestJet Airlines Ltd.
3.50%, 06/16/2021(2)		3,873,000	3,938,423
Wyndham Destinations, Inc.
4.25%, 03/01/2022		40,000	40,800
3.90%, 03/01/2023		1,170,000	1,187,550
5.40%, 04/01/2024		72,000	75,960
6.35%, 10/01/2025		1,120,000	1,237,600
5.75%, 04/01/2027		6,035,000	6,517,800
ZF North America Capital, Inc.
4.00%, 04/29/2020(2)		1,910,000	1,922,431
4.50%, 04/29/2022(2)		1,050,000	1,074,482
4.75%, 04/29/2025(2)		3,190,000	3,325,496

			605,261,080

Consumer, Non-cyclical – 5.89%
AA Bond Co. Ltd.
4.25%, 07/31/2020	GBP	10,080,000	12,534,856
2.88%, 01/31/2022		5,547,000	6,558,714
Abbott Laboratories
2.90%, 11/30/2021		$8,954,000	9,115,522
AbbVie, Inc.
2.85%, 05/14/2023		1,000,000	1,017,362
3.60%, 05/14/2025		7,845,000	8,157,726
4.50%, 05/14/2035		715,000	770,764
4.40%, 11/06/2042		2,400,000	2,476,716
4.70%, 05/14/2045		5,020,000	5,363,087
4.45%, 05/14/2046		1,950,000	2,021,115
4.88%, 11/14/2048		12,355,000	13,638,987
Aetna, Inc.
2.80%, 06/15/2023		3,388,000	3,431,114
3.50%, 11/15/2024		3,370,000	3,511,706

Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.75%, 03/15/2025		2,320,000	2,389,600
7.50%, 03/15/2026(2)		1,640,000	1,824,500
Allergan Finance LLC
3.25%, 10/01/2022		9,250,000	9,450,355
Allergan Funding SCS
3.45%, 03/15/2022		380,000	389,462
3.80%, 03/15/2025		3,618,000	3,788,950
2.63%, 11/15/2028	EUR	1,510,000	1,886,576
Allergan Sales LLC
5.00%, 12/15/2021(2)		$3,000,000	3,151,646
Altria Group, Inc.
4.80%, 02/14/2029		1,390,000	1,524,313
5.80%, 02/14/2039		11,870,000	13,764,420
5.95%, 02/14/2049		400,000	470,562
Amgen, Inc.
3.63%, 05/15/2022		200,000	206,923
2.60%, 08/19/2026		3,200,000	3,213,505
4.40%, 05/01/2045		3,441,000	3,872,294
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046		7,035,000	8,368,820
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028		1,921,000	2,120,738
5.55%, 01/23/2049		11,865,000	15,535,381
Anthem, Inc.
2.50%, 11/21/2020		15,420,000	15,472,720
3.65%, 12/01/2027		2,580,000	2,715,124
4.65%, 01/15/2043		4,400,000	4,867,299
4.38%, 12/01/2047		1,000,000	1,080,185
3.70%, 09/15/2049		1,000,000	970,048
Ascension Health
3.95%, 11/15/2046		825,000	967,883
Ashtead Capital, Inc.
5.25%, 08/01/2026(2)		4,585,000	4,865,831
Avon International Capital Plc
6.50%, 08/15/2022(2)		184,000	190,670

B&G Foods, Inc.
5.25%, 04/01/2025	1,590,000	1,623,787
5.25%, 09/15/2027	1,390,000	1,421,414
Bacardi Ltd.
4.70%, 05/15/2028(2)	2,047,000	2,236,140
5.30%, 05/15/2048(2)	2,730,000	3,129,545
BAT Capital Corp.
2.76%, 08/15/2022	3,124,000	3,153,636
3.56%, 08/15/2027	7,240,000	7,280,083
4.54%, 08/15/2047	3,295,000	3,163,431
4.76%, 09/06/2049	5,605,000	5,470,370
BAT International Finance Plc
2.75%, 06/15/2020(2)	3,619,000	3,629,737
3.25%, 06/07/2022(2)	2,978,000	3,042,217
3.50%, 06/15/2022(2)	326,000	334,507
Bausch Health Americas, Inc.
8.50%, 01/31/2027(2)	2,670,000	2,996,541
Bausch Health Companies, Inc.
7.00%, 03/15/2024(2)	900,000	945,864
5.75%, 08/15/2027(2)	1,080,000	1,167,296
Baxalta, Inc.
4.00%, 06/23/2025	2,331,000	2,512,697
Bayer US Finance II LLC
2.74% (3 Month LIBOR USD + 0.63%), 06/25/2021(1)(2)	1,500,000	1,498,277
3.50%, 06/25/2021(2)	800,000	815,996
2.75%, 07/15/2021(2)	5,312,000	5,335,876
3.88%, 12/15/2023(2)	7,420,000	7,751,677
4.38%, 12/15/2028(2)	11,120,000	12,009,636
4.40%, 07/15/2044(2)	4,200,000	4,241,282
4.88%, 06/25/2048(2)	10,215,000	11,291,149
Bayer US Finance LLC
3.00%, 10/08/2021(2)	900,000	911,160
3.38%, 10/08/2024(2)	5,000,000	5,123,939
BCPE Cycle Merger Sub II, Inc.
10.63%, 07/15/2027(2)	558,000	538,470

Becton Dickinson & Co.
2.68%, 12/15/2019		1,000,000	1,000,292
3.25%, 11/12/2020		2,100,000	2,122,128
2.89%, 06/06/2022		6,000,000	6,091,594
1.40%, 05/24/2023	EUR	1,285,000	1,454,209
3.36%, 06/06/2024		$5,185,000	5,408,590
3.73%, 12/15/2024		2,152,000	2,277,319
3.70%, 06/06/2027		13,027,000	13,802,055
7.00%, 08/01/2027		361,000	450,149
4.67%, 06/06/2047		3,490,000	4,124,335
Becton Dickinson Euro Finance Sarl
0.63%, 06/04/2023	EUR	3,370,000	3,711,956
1.21%, 06/04/2026		1,960,000	2,204,557
Biogen, Inc.
2.90%, 09/15/2020		$4,000,000	4,028,667
5.20%, 09/15/2045		1,175,000	1,393,875
Boston Scientific Corp.
3.38%, 05/15/2022		600,000	617,091
BRF SA
4.88%, 01/24/2030(2)		4,445,000	4,389,437
Bristol-Myers Squibb Co.
3.20%, 06/15/2026(2)		2,865,000	3,003,750
4.13%, 06/15/2039(2)		1,765,000	2,001,324
Bunge Ltd. Finance Corp.
3.75%, 09/25/2027		4,565,000	4,681,963
Campbell Soup Co.
2.62% (3 Month LIBOR USD + 0.50%), 03/16/2020(1)		420,000	420,018
2.75% (3 Month LIBOR USD + 0.63%), 03/15/2021(1)		1,786,000	1,785,555
3.30%, 03/15/2021		4,380,000	4,443,059
Cardinal Health, Inc.
3.75%, 09/15/2025		3,935,000	4,068,376
4.90%, 09/15/2045		200,000	203,918
Celgene Corp.
3.55%, 08/15/2022		975,000	1,012,995

3.63%, 05/15/2024	6,760,000	7,139,214
3.88%, 08/15/2025	10,861,000	11,724,814
3.45%, 11/15/2027	1,600,000	1,698,415
3.90%, 02/20/2028	2,000,000	2,196,973
5.25%, 08/15/2043	1,940,000	2,450,379
4.63%, 05/15/2044	2,360,000	2,805,068
5.00%, 08/15/2045	2,850,000	3,575,889
Centene Corp.
5.63%, 02/15/2021	219,000	222,112
4.75%, 05/15/2022	383,000	390,737
6.13%, 02/15/2024	1,270,000	1,324,229
5.38%, 06/01/2026(2)	1,019,000	1,067,402
China Merchants Finance Co. Ltd.
3.50%, 08/03/2020	700,000	703,171
CHS/Community Health Systems, Inc.
5.13%, 08/01/2021	9,975,000	9,950,062
6.25%, 03/31/2023	21,477,000	21,334,178
8.63%, 01/15/2024(2)	8,720,000	9,003,400
8.00%, 03/15/2026(2)	5,303,000	5,289,742
Cigna Corp.
3.20%, 09/17/2020	11,060,000	11,167,072
4.13%, 11/15/2025	2,105,000	2,266,636
4.38%, 10/15/2028	20,715,000	22,709,191
4.90%, 12/15/2048	10,060,000	11,506,928
Cigna Holding Co.
3.05%, 10/15/2027	4,115,000	4,188,021
Cintas Corp. No 2
4.30%, 06/01/2021	165,000	170,558
Coca-Cola Co.
1.88%, 10/27/2020	3,345,000	3,346,438
3.15%, 11/15/2020	2,949,000	2,989,036
3.30%, 09/01/2021	15,247,000	15,667,408
Conagra Brands, Inc.
3.80%, 10/22/2021	321,000	331,263

CVS Health Corp.
2.13%, 06/01/2021		176,000	175,829
4.75%, 12/01/2022(2)		56,000	59,725
3.70%, 03/09/2023		10,535,000	10,965,107
4.00%, 12/05/2023		5,000,000	5,284,015
4.10%, 03/25/2025		8,335,000	8,900,076
5.13%, 07/20/2045		3,095,000	3,526,738
5.05%, 03/25/2048		36,250,000	41,224,677
CVS Pass-Through Trust
6.04%, 12/10/2028		1,407,440	1,583,414
5.77%, 01/10/2033		2,462,313	2,811,876
5.77%, 01/10/2033(2)		67,052	76,570
CVS Pass-Through Trust Series 2014
4.16%, 08/11/2036(2)		10,790,202	11,255,047
Danone SA
2.08%, 11/02/2021(2)		1,949,000	1,946,059
3.00%, 06/15/2022(2)		11,560,000	11,789,070
DH Europe Finance II Sarl
0.20%, 03/18/2026	EUR	1,420,000	1,542,993
DP World Plc
2.38%, 09/25/2026(2)		400,000	470,858
4.25%, 09/25/2030(2)	GBP	200,000	270,542
Eagle Holding Co. II LLC
7.75%, 05/15/2022(2)(7)		$182,000	183,365
Elanco Animal Health, Inc.
4.27%, 08/28/2023		4,175,000	4,383,210
4.90%, 08/28/2028		5,406,000	5,898,207
Encompass Health Corp.
4.75%, 02/01/2030		2,977,000	3,007,961
Equifax, Inc.
3.60%, 08/15/2021		4,485,000	4,570,619
ERAC USA Finance LLC
2.60%, 12/01/2021(2)		1,180,000	1,185,962
3.80%, 11/01/2025(2)		4,605,000	4,911,860
Express Scripts Holding Co.
3.05%, 11/30/2022		800,000	817,327

4.50%, 02/25/2026		8,930,000	9,761,350
3.40%, 03/01/2027		4,370,000	4,515,394
First Quality Finance Co., Inc.
5.00%, 07/01/2025(2)		518,000	534,835
Fresenius Medical Care US Finance II, Inc.
4.13%, 10/15/2020(2)		114,000	115,417
Fresenius Medical Care US Finance, Inc.
5.75%, 02/15/2021(2)		570,000	593,577
G4S International Finance Plc
1.50%, 01/09/2023	EUR	100,000	111,862
General Mills, Inc.
3.20%, 04/16/2021		$1,645,000	1,670,202
George Washington University
3.55%, 09/15/2046		740,000	802,350
Gilead Sciences, Inc.
4.60%, 09/01/2035		3,961,000	4,698,319
4.75%, 03/01/2046		375,000	450,332
GlaxoSmithKline Capital Plc
3.13%, 05/14/2021		8,775,000	8,948,644
Global Payments Inc.
4.15%, 08/15/2049		159,000	166,718
Global Payments, Inc.
2.65%, 02/15/2025		319,000	320,356
3.20%, 08/15/2029		319,000	323,108
Greene King Finance Plc
1.73% (3 Month LIBOR GBP + 0.95%), 06/15/2031(1)	GBP	587,862	694,255
5.11%, 03/15/2034		450,000	664,647
4.06%, 03/15/2035		3,861,000	5,308,716
HCA, Inc.
7.50%, 02/15/2022		$4,400,000	4,876,520
5.88%, 05/01/2023		844,000	928,400
5.00%, 03/15/2024		1,016,000	1,109,529
5.25%, 04/15/2025		10,979,000	12,212,687
5.25%, 06/15/2026		3,755,000	4,181,932
4.50%, 02/15/2027		12,510,000	13,415,404

5.88%, 02/01/2029	2,741,000	3,066,494
7.50%, 11/06/2033	1,035,000	1,242,000
5.13%, 06/15/2039	3,000,000	3,280,890
5.50%, 06/15/2047	3,020,000	3,414,296
5.25%, 06/15/2049	13,205,000	14,498,694
Hill-Rom Holdings, Inc.
4.38%, 09/15/2027(2)	835,000	853,662
Hologic, Inc.
4.63%, 02/01/2028(2)	3,215,000	3,323,506
Humana, Inc.
3.15%, 12/01/2022	3,503,000	3,586,090
3.85%, 10/01/2024	6,639,000	7,013,715
3.95%, 08/15/2049	4,205,000	4,190,983
IHS Markit Ltd.
5.00%, 11/01/2022(2)	5,186,000	5,523,979
4.75%, 02/15/2025(2)	3,900,000	4,231,500
4.00%, 03/01/2026(2)	500,000	526,500
4.75%, 08/01/2028	3,425,000	3,806,887
Imperial Brands Finance Plc
3.75%, 07/21/2022(2)	3,710,000	3,819,463
Japan Tobacco, Inc.
2.00%, 04/13/2021	5,230,000	5,199,314
JBS USA LUX SA / JBS USA Finance, Inc.
5.75%, 06/15/2025(2)	3,530,000	3,677,625
6.75%, 02/15/2028(2)	2,130,000	2,358,975
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 04/15/2029(2)	735,000	815,850
5.50%, 01/15/2030(2)	5,130,000	5,437,697
Kaiser Foundation Hospitals
3.50%, 04/01/2022	535,000	557,003
Keurig Dr Pepper, Inc.
3.55%, 05/25/2021	13,505,000	13,803,533
2.53%, 11/15/2021	970,000	973,464
3.20%, 11/15/2021	500,000	506,188

Kraft Heinz Foods Co.
2.80%, 07/02/2020	1,006,000	1,007,729
2.75% (3 Month LIBOR USD + 0.57%), 02/10/2021(1)	450,000	449,027
3.38%, 06/15/2021	10,130,000	10,261,094
4.88%, 02/15/2025(2)	1,503,000	1,547,318
3.95%, 07/15/2025	5,500,000	5,757,676
3.00%, 06/01/2026	5,865,000	5,802,911
4.63%, 01/30/2029	4,095,000	4,433,530
5.00%, 06/04/2042	3,175,000	3,275,158
5.20%, 07/15/2045	2,390,000	2,513,844
4.38%, 06/01/2046	10,326,000	9,803,211
4.88%, 10/01/2049(2)	11,200,000	11,303,422
Kroger Co.
5.40%, 01/15/2049	4,661,000	5,520,703
Life Technologies Corp.
6.00%, 03/01/2020	1,200,000	1,218,326
Molina Healthcare, Inc.
5.38%, 11/15/2022	1,913,000	2,027,856
Molson Coors Brewing Co.
2.10%, 07/15/2021	470,000	469,963
Mondelez International Holdings Netherlands BV
2.00%, 10/28/2021(2)	3,420,000	3,413,158
Mylan NV
5.25%, 06/15/2046	4,800,000	5,098,872
Mylan, Inc.
5.40%, 11/29/2043	1,290,000	1,354,069
5.20%, 04/15/2048	1,145,000	1,212,840
NBM US Holdings, Inc.
7.00%, 05/14/2026(2)	4,955,000	5,196,556
New York & Presbyterian Hospital
3.56%, 08/01/2036	2,630,000	2,792,757
NYU Langone Hospitals
4.43%, 07/01/2042	2,000,000	2,361,537
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022(2)	1,434,000	1,400,588
Par Pharmaceutical, Inc.
7.50%, 04/01/2027(2)	981,000	892,710

Pernod Ricard SA
5.75%, 04/07/2021(2)		1,100,000	1,157,516
4.45%, 01/15/2022(2)		2,500,000	2,622,808
4.25%, 07/15/2022(2)		1,600,000	1,684,409
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024		1,980,000	2,030,039
4.38%, 03/15/2026		2,490,000	2,574,108
Pfizer, Inc.
4.40%, 05/15/2044		430,000	513,081
Philip Morris International, Inc.
3.38%, 08/15/2029		1,560,000	1,636,186
Post Holdings, Inc.
5.63%, 01/15/2028(2)		2,410,000	2,554,600
5.50%, 12/15/2029(2)		561,000	584,842
Providence St Joseph Health Obligated Group
2.75%, 10/01/2026		1,968,000	1,980,549
Reckitt Benckiser Treasury Services Plc
2.38%, 06/24/2022(2)		10,830,000	10,897,143
Refinitiv US Holdings, Inc.
4.50%, 05/15/2026	EUR	1,200,000	1,407,409
6.25%, 05/15/2026(2)		$1,190,000	1,276,263
Reynolds American, Inc.
6.88%, 05/01/2020		1,000,000	1,026,160
3.25%, 06/12/2020		750,000	754,742
4.00%, 06/12/2022		900,000	937,626
3.25%, 11/01/2022		1,215,000	1,236,399
4.45%, 06/12/2025		10,905,000	11,634,132
5.85%, 08/15/2045		9,235,000	10,224,910
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/2021		1,077,000	1,081,993
3.20%, 09/23/2026		1,820,000	1,878,213
Sigma Alimentos SA de CV
4.13%, 05/02/2026		3,300,000	3,411,408
Smithfield Foods, Inc.
4.25%, 02/01/2027(2)		1,290,000	1,335,503

Spectrum Brands, Inc.
6.13%, 12/15/2024		500,000	518,875
5.75%, 07/15/2025		2,142,000	2,235,156
Suntory Holdings Ltd.
2.55%, 06/28/2022(2)		810,000	812,310
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/2021(2)		9,350,000	9,680,448
Teleflex, Inc.
4.63%, 11/15/2027		2,272,000	2,371,400
Tenet Healthcare Corp.
4.63%, 07/15/2024		922,000	947,567
4.63%, 09/01/2024(2)		699,000	719,047
4.88%, 01/01/2026(2)		2,829,000	2,903,261
5.13%, 11/01/2027(2)		3,815,000	3,942,230
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/2022		1,350,000	1,157,625
Teva Pharmaceutical Finance Netherlands II BV
0.38%, 07/25/2020	EUR	8,330,000	8,833,416
3.25%, 04/15/2022		1,300,000	1,314,048
1.25%, 03/31/2023		300,000	273,196
Teva Pharmaceutical Finance Netherlands III BV
2.20%, 07/21/2021		$43,140,000	39,419,175
2.80%, 07/21/2023		9,720,000	7,861,050
3.15%, 10/01/2026		5,355,000	3,748,500
Thermo Fisher Scientific, Inc.
4.50%, 03/01/2021		900,000	932,108
3.30%, 02/15/2022		1,728,000	1,783,234
0.13%, 03/01/2025	EUR	1,290,000	1,403,105
0.50%, 03/01/2028		1,190,000	1,293,653
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/2027(2)		$2,635,000	2,677,998
Tyson Foods, Inc.
2.25%, 08/23/2021		300,000	300,343

UBM Plc
5.75%, 11/03/2020(2)	2,925,000	3,015,636
Unilever Capital Corp.
3.00%, 03/07/2022	5,625,000	5,766,984
UnitedHealth Group, Inc.
3.75%, 07/15/2025	4,310,000	4,638,041
3.85%, 06/15/2028	5,000,000	5,474,409
4.75%, 07/15/2045	1,712,000	2,078,790
4.20%, 01/15/2047	1,288,000	1,462,987
4.45%, 12/15/2048	3,875,000	4,595,686
Universal Health Services, Inc.
4.75%, 08/01/2022(2)	7,595,000	7,651,962
5.00%, 06/01/2026(2)	7,497,000	7,834,365
Verisk Analytics, Inc.
4.13%, 03/15/2029	3,835,000	4,226,353
WellCare Health Plans, Inc.
5.38%, 08/15/2026(2)	1,065,000	1,136,674
Zimmer Biomet Holdings, Inc.
2.70%, 04/01/2020	2,125,000	2,128,624
2.91% (3 Month LIBOR USD + 0.75%), 03/19/2021(1)	970,000	970,017
3.15%, 04/01/2022	640,000	652,379
3.70%, 03/19/2023	3,145,000	3,277,078
Zoetis, Inc.
3.45%, 11/13/2020	600,000	607,741

		1,096,380,083

Diversified – 0.05%
CVS Pass-Through Trust
4.70%, 01/10/2036(2)	4,398,764	4,769,628
Hutchison Whampoa International 14 Ltd.
3.63%, 10/31/2024	4,700,000	4,917,085

		9,686,713

Energy – 3.19%
Aker BP ASA
5.88%, 03/31/2025(2)	4,870,000	5,119,685
Antero Resources Corp.
5.13%, 12/01/2022	1,893,000	1,661,107
5.63%, 06/01/2023	1,250,000	1,081,250
5.00%, 03/01/2025	5,461,000	4,442,305

APT Pipelines Ltd.
3.88%, 10/11/2022(2)	1,360,000	1,412,790
4.25%, 07/15/2027(2)	11,420,000	12,281,490
BG Energy Capital Plc
4.00%, 10/15/2021(2)	1,100,000	1,139,787
Boardwalk Pipelines LP
3.38%, 02/01/2023	330,000	334,604
5.95%, 06/01/2026	8,415,000	9,432,359
BP Capital Markets America, Inc.
4.74%, 03/11/2021	3,025,000	3,145,893
2.11%, 09/16/2021	5,210,000	5,216,423
Canadian Natural Resources Ltd.
3.45%, 11/15/2021	1,320,000	1,347,243
3.85%, 06/01/2027	890,000	938,890
6.25%, 03/15/2038	1,345,000	1,718,278
Cenovus Energy, Inc.
5.70%, 10/15/2019	15,385	15,401
3.80%, 09/15/2023	1,955,000	2,016,479
5.40%, 06/15/2047	2,140,000	2,410,725
Centennial Resource Production LLC
5.38%, 01/15/2026(2)	538,000	513,790
Cheniere Energy Partners LP
4.50%, 10/01/2029(2)	2,225,000	2,279,234
Chevron Corp.
2.43%, 06/24/2020	1,545,000	1,549,824
2.42%, 11/17/2020	1,550,000	1,558,305
China Shenhua Overseas Capital Co. Ltd.
3.13%, 01/20/2020	200,000	200,048
Continental Resources, Inc./OK
4.50%, 04/15/2023	250,000	259,699
3.80%, 06/01/2024	15,540,000	15,837,675
4.38%, 01/15/2028	1,570,000	1,622,226
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025(2)	525,000	528,271

DCP Midstream Operating LP
8.13%, 08/16/2030	205,000	256,762
6.75%, 09/15/2037(2)	1,830,000	1,926,075
Diamondback Energy, Inc.
4.75%, 11/01/2024	6,840,000	7,002,450
5.38%, 05/31/2025	7,025,000	7,331,009
Ecopetrol SA
4.13%, 01/16/2025	8,800,000	9,287,080
Enable Oklahoma Intrastate Transmission LLC
6.25%, 03/15/2020(2)	3,235,000	3,282,625
Energy Transfer Operating LP
4.15%, 10/01/2020	1,504,000	1,526,405
4.65%, 06/01/2021	860,000	885,803
5.88%, 01/15/2024	4,196,000	4,665,305
4.50%, 04/15/2024	985,000	1,049,592
4.05%, 03/15/2025	4,555,000	4,764,406
4.75%, 01/15/2026	4,720,000	5,117,159
5.50%, 06/01/2027	5,105,000	5,765,857
4.95%, 06/15/2028	1,460,000	1,604,896
5.25%, 04/15/2029	2,155,000	2,431,004
6.50%, 02/01/2042	1,000,000	1,199,230
5.15%, 03/15/2045	700,000	734,050
6.00%, 06/15/2048	3,990,000	4,716,765
Energy Transfer Partners LP / Regency Energy Finance Corp.
5.88%, 03/01/2022	1,521,000	1,627,073
5.00%, 10/01/2022	1,600,000	1,697,646
ENI SpA
4.00%, 09/12/2023(2)	4,620,000	4,891,248
4.75%, 09/12/2028(2)	4,075,000	4,624,432
EnLink Midstream Partners LP
4.15%, 06/01/2025	5,600,000	5,194,000
5.60%, 04/01/2044	7,983,000	6,526,102
5.05%, 04/01/2045	3,141,000	2,512,800
5.45%, 06/01/2047	6,940,000	5,656,100

EQM Midstream Partners LP
5.50%, 07/15/2028	14,782,000	14,786,828
EQT Corp.
2.50%, 10/01/2020	400,000	399,360
3.90%, 10/01/2027	1,353,000	1,173,057
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/2022	3,400,000	3,527,296
Gazprom OAO Via Gaz Capital SA
6.51%, 03/07/2022	4,045,000	4,396,591
4.95%, 07/19/2022	3,000,000	3,172,500
Gulfport Energy Corp.
6.38%, 05/15/2025	215,000	152,650
Hess Corp.
4.30%, 04/01/2027	4,305,000	4,498,529
5.60%, 02/15/2041	4,660,000	5,165,826
KazMunayGas National Co. JSC
4.75%, 04/19/2027	4,600,000	4,976,740
5.38%, 04/24/2030	800,000	899,000
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	150,000	160,916
Kinder Morgan, Inc./DE
4.30%, 06/01/2025	14,500,000	15,677,065
5.30%, 12/01/2034	2,450,000	2,814,540
Marathon Oil Corp.
2.70%, 06/01/2020	1,744,000	1,747,412
2.80%, 11/01/2022	2,990,000	3,008,664
Marathon Petroleum Corp.
4.75%, 12/15/2023	1,580,000	1,714,775
5.13%, 12/15/2026	14,440,000	16,233,611
3.80%, 04/01/2028	2,245,000	2,340,388
Matador Resources Co.
5.88%, 09/15/2026	2,570,000	2,574,883
MPLX LP
5.25%, 01/15/2025(2)	390,000	411,645
4.25%, 12/01/2027(2)	5,655,000	5,997,504

Newfield Exploration Co.
5.63%, 07/01/2024		6,745,000	7,441,437
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 04/15/2026(2)		1,850,000	1,858,325
Occidental Petroleum Corp.
3.14% (3 Month LIBOR USD + 0.95%), 02/08/2021(1)		472,000	475,038
2.60%, 08/13/2021		318,000	320,060
3.44% (3 Month LIBOR USD + 1.25%), 08/13/2021(1)		156,000	156,935
2.90%, 08/15/2024		9,630,000	9,703,122
5.55%, 03/15/2026		2,820,000	3,188,576
3.20%, 08/15/2026		685,000	690,066
3.50%, 08/15/2029		1,828,000	1,856,046
4.40%, 08/15/2049		3,230,000	3,320,949
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 12/01/2021		205,800	203,744
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/2022		51,768	50,604
ONEOK Partners LP
3.38%, 10/01/2022		1,100,000	1,126,838
ONEOK, Inc.
4.25%, 02/01/2022		470,000	486,733
Parsley Energy LLC / Parsley Finance Corp.
5.38%, 01/15/2025(2)		300,000	303,750
5.25%, 08/15/2025(2)		338,000	342,972
5.63%, 10/15/2027(2)		250,000	258,125
Pertamina Persero PT
6.00%, 05/03/2042		480,000	582,585
Peru LNG Srl
5.38%, 03/22/2030		8,500,000	8,818,750
Petrobras Global Finance BV
6.13%, 01/17/2022		7,341,000	7,880,563
6.25%, 12/14/2026	GBP	4,359,000	6,331,037
7.38%, 01/17/2027		$9,600,000	11,594,976
5.75%, 02/01/2029		11,300,000	12,462,544
5.09%, 01/15/2030(2)		5,689,000	5,934,480
6.90%, 03/19/2049		1,445,000	1,657,415

Petroleos de Venezuela SA
9.00%, 11/17/2021(8)	200,000	16,000
6.00%, 05/16/2024(8)	2,312,000	184,960
6.00%, 11/15/2026(8)	4,600,000	368,000
5.38%, 04/12/2027(8)	2,052,000	164,160
9.75%, 05/17/2035(8)	830,000	66,400
5.50%, 04/12/2037(8)	2,500,000	200,000
Petroleos del Peru SA
4.75%, 06/19/2032	500,000	548,125
Petroleos Mexicanos
4.63%, 09/21/2023	2,000,000	2,058,000
6.49%, 01/23/2027(2)	1,540,000	1,605,296
6.50%, 03/13/2027	470,000	489,270
5.35%, 02/12/2028	4,530,000	4,329,004
6.50%, 01/23/2029	10,661,000	10,820,382
6.84%, 01/23/2030(2)	4,280,000	4,426,376
6.63%, 06/15/2035	940,000	918,615
6.75%, 09/21/2047	13,741,000	13,188,612
7.69%, 01/23/2050(2)	7,195,000	7,502,946
Plains All American Pipeline LP / PAA Finance Corp.
2.85%, 01/31/2023	1,265,000	1,265,080
3.60%, 11/01/2024	2,000,000	2,047,893
4.65%, 10/15/2025	1,500,000	1,604,848
QEP Resources, Inc.
5.25%, 05/01/2023	555,000	514,774
Raizen Fuels Finance SA
5.30%, 01/20/2027(2)	560,000	606,760
Range Resources Corp.
4.88%, 05/15/2025	1,934,000	1,595,550
Reliance Holding USA, Inc.
5.40%, 02/14/2022	3,900,000	4,145,795
Rio Oil Finance Trust Series 2014-1
9.25%, 07/06/2024	298,075	332,356
Rio Oil Finance Trust Series 2014-3
9.75%, 01/06/2027	247,691	289,182

Rio Oil Finance Trust Series 2018-1
8.20%, 04/06/2028(2)	500,000	572,500
Rockies Express Pipeline LLC
5.63%, 04/15/2020(2)	5,046,000	5,115,382
4.95%, 07/15/2029(2)	2,700,000	2,687,603
6.88%, 04/15/2040(2)	2,535,000	2,758,840
Ruby Pipeline LLC
6.00%, 04/01/2022(2)	3,939,394	4,080,868
Sabine Pass Liquefaction LLC
5.63%, 02/01/2021	5,222,000	5,394,483
6.25%, 03/15/2022	2,600,000	2,801,497
5.75%, 05/15/2024	1,000,000	1,114,718
5.63%, 03/01/2025	4,599,000	5,168,409
5.88%, 06/30/2026	2,130,000	2,441,843
5.00%, 03/15/2027	6,115,000	6,754,942
Saudi Arabian Oil Co.
3.50%, 04/16/2029(2)	6,300,000	6,575,044
4.38%, 04/16/2049(2)	4,200,000	4,591,001
Seven Generations Energy Ltd.
5.38%, 09/30/2025(2)	12,535,000	12,409,650
Shell International Finance BV
2.13%, 05/11/2020	1,620,000	1,623,960
4.38%, 05/11/2045	1,000,000	1,209,166
SM Energy Co.
6.13%, 11/15/2022	8,000	7,667
5.00%, 01/15/2024	115,000	103,213
5.63%, 06/01/2025	75,000	64,298
Southern Natural Gas Co. LLC
4.80%, 03/15/2047(2)	1,000,000	1,107,856
Sunoco Logistics Partners Operations LP
4.00%, 10/01/2027	16,730,000	17,319,403
5.40%, 10/01/2047	9,919,000	10,821,197
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.88%, 01/15/2029(2)	2,170,000	2,370,877

TC PipeLines LP
4.38%, 03/13/2025	6,000,000	6,379,767
3.90%, 05/25/2027	3,325,000	3,467,205
Texas Eastern Transmission LP
2.80%, 10/15/2022(2)	6,320,000	6,376,397
Topaz Solar Farms LLC
4.88%, 09/30/2039(2)	505,418	527,030
5.75%, 09/30/2039(2)	3,437,860	3,857,746
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/2028	5,410,000	5,786,480
4.60%, 03/15/2048	1,025,000	1,135,744
TransMontaigne Partners LP / TLP Finance Corp.
6.13%, 02/15/2026	540,000	519,750
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(2)	1,570,500	1,641,173
Transocean Pontus Ltd.
6.13%, 08/01/2025(2)	2,212,540	2,245,728
Transocean Poseidon Ltd.
6.88%, 02/01/2027(2)	1,000,000	1,030,000
Transocean Proteus Ltd.
6.25%, 12/01/2024(2)	580,500	589,208
Transocean Sentry Ltd.
5.38%, 05/15/2023(2)	500,000	499,375
Transocean, Inc.
7.25%, 11/01/2025(2)	100,000	88,125
Valero Energy Partners LP
4.50%, 03/15/2028	5,370,000	5,869,442
Williams Companies, Inc.
3.35%, 08/15/2022	1,000,000	1,022,409
3.70%, 01/15/2023	1,728,000	1,787,106
4.50%, 11/15/2023	2,595,000	2,777,777
4.30%, 03/04/2024	175,000	186,131
4.55%, 06/24/2024	6,435,000	6,928,719
3.90%, 01/15/2025	125,000	130,979
4.00%, 09/15/2025	420,000	444,053
6.30%, 04/15/2040	1,323,000	1,621,656
4.85%, 03/01/2048	5,975,000	6,412,091

Woodside Finance Ltd.
3.65%, 03/05/2025(2)		5,610,000	5,782,729
3.70%, 09/15/2026(2)		2,885,000	2,984,421
3.70%, 03/15/2028(2)		2,659,000	2,730,070
4.50%, 03/04/2029(2)		5,229,000	5,699,949
YPF Sociedad Anonima
0.00% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 09/24/2020(1)(3)	ARS	80,240,000	1,356,534

			593,475,700

Financials – 10.27%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/30/2020		$1,880,000	1,924,478
4.50%, 05/15/2021		8,325,000	8,594,274
5.00%, 10/01/2021		2,200,000	2,313,083
3.95%, 02/01/2022		12,577,000	12,990,949
3.50%, 05/26/2022		2,440,000	2,502,281
4.63%, 07/01/2022		1,050,000	1,108,762
4.13%, 07/03/2023		11,600,000	12,167,455
4.88%, 01/16/2024		3,800,000	4,103,581
3.50%, 01/15/2025		1,817,000	1,854,451
4.45%, 10/01/2025		5,661,000	6,039,627
AIA Group Ltd.
3.90%, 04/06/2028(2)		2,945,000	3,199,821
AIB Group Plc
4.75%, 10/12/2023(2)		600,000	634,551
4.26% (3 Month LIBOR USD + 1.87%), 04/10/2025(1)(2)		8,720,000	9,078,095
Air Lease Corp.
2.13%, 01/15/2020		1,850,000	1,849,063
2.50%, 03/01/2021		3,748,000	3,758,940
3.88%, 04/01/2021		2,540,000	2,594,138
3.50%, 01/15/2022		7,120,000	7,302,720
2.63%, 07/01/2022		910,000	915,186
3.88%, 07/03/2023		4,000,000	4,170,604

Aircastle Ltd.
7.63%, 04/15/2020	580,000	596,220
5.13%, 03/15/2021	1,060,000	1,098,638
5.00%, 04/01/2023	5,090,000	5,451,352
4.13%, 05/01/2024	5,440,000	5,652,908
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	2,115,000	2,214,355
4.30%, 01/15/2026	5,995,000	6,538,184
3.95%, 01/15/2027	3,440,000	3,683,600
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	2,490,000	2,586,624
Ally Financial, Inc.
3.75%, 11/18/2019	706,000	706,706
8.00%, 03/15/2020	1,500,000	1,531,785
4.13%, 03/30/2020	700,000	704,375
7.50%, 09/15/2020	100,000	104,520
4.25%, 04/15/2021	568,000	580,070
4.13%, 02/13/2022	105,000	107,362
4.63%, 05/19/2022	100,000	103,750
5.13%, 09/30/2024	400,000	436,000
4.63%, 03/30/2025	16,640,000	17,908,800
8.00%, 11/01/2031	2,663,000	3,681,597
8.00%, 11/01/2031	5,000	6,887
American Campus Communities Operating Partnership LP
3.35%, 10/01/2020	10,990,000	11,108,239
3.75%, 04/15/2023	2,000,000	2,082,723
3.30%, 07/15/2026	2,950,000	3,027,001
3.63%, 11/15/2027	3,733,000	3,921,329
American Homes 4 Rent LP
4.25%, 02/15/2028	73,000	78,762
American International Group, Inc.
3.90%, 04/01/2026	5,715,000	6,086,247
4.20%, 04/01/2028	2,522,000	2,750,604
American Tower Corp.
2.80%, 06/01/2020	1,500,000	1,505,711
3.30%, 02/15/2021	3,371,000	3,418,884

3.45%, 09/15/2021		1,847,000	1,889,597
5.90%, 11/01/2021		2,200,000	2,364,154
2.25%, 01/15/2022		822,000	822,929
3.50%, 01/31/2023		717,000	742,886
3.00%, 06/15/2023		4,332,000	4,431,432
Ardonagh Midco 3 Plc
8.38%, 07/15/2023	GBP	1,490,000	1,750,321
8.38%, 07/15/2023(2)		1,200,000	1,409,654
Athene Holding Ltd.
4.13%, 01/12/2028		$11,706,000	12,037,947
Avolon Holdings Funding Ltd.
5.50%, 01/15/2023(2)		4,325,000	4,614,818
5.13%, 10/01/2023(2)		14,068,000	14,924,741
5.25%, 05/15/2024(2)		2,587,000	2,769,901
3.95%, 07/01/2024(2)		1,230,000	1,261,611
4.38%, 05/01/2026(2)		2,625,000	2,713,987
AXA Equitable Holdings, Inc.
3.90%, 04/20/2023		6,474,000	6,769,816
4.35%, 04/20/2028		1,948,000	2,074,917
5.00%, 04/20/2048		214,000	230,818
Banco Bilbao Vizcaya Argentaria SA
6.75% (5 Year Swap Rate EUR + 6.60%), 05/18/2168(1)	EUR	2,000,000	2,219,792
8.88% (5 Year Swap Rate EUR + 9.18%), 07/14/2168(1)(3)		1,000,000	1,204,395
Banco de Bogota SA
4.38%, 08/03/2027		$4,700,000	5,005,547
Banco Santander SA
3.85%, 04/12/2023		200,000	208,435
5.18%, 11/19/2025		2,400,000	2,648,214
Bank of America Corp.
2.74% (3 Month LIBOR USD + 0.37%), 01/23/2022(1)		8,835,000	8,886,078
3.50% (3 Month LIBOR USD + 0.63%), 05/17/2022(1)		7,500,000	7,648,550
2.76% (3 Month LIBOR USD + 0.65%), 06/25/2022(1)		1,440,000	1,445,133
3.00% (3 Month LIBOR USD + 0.79%), 12/20/2023(1)		11,033,000	11,268,113
3.55% (3 Month LIBOR USD + 0.78%), 03/05/2024(1)		3,800,000	3,951,839
4.00%, 04/01/2024		3,955,000	4,243,702

4.25%, 10/22/2026		17,295,000	18,740,196
3.71% (3 Month LIBOR USD + 1.51%), 04/24/2028(1)		8,100,000	8,626,849
3.59% (3 Month LIBOR USD + 1.37%), 07/21/2028(1)		670,000	708,329
4.27% (3 Month LIBOR USD + 1.31%), 07/23/2029(1)		12,610,000	14,053,742
Bank of Ireland
7.38% (5 Year Swap Rate EUR + 6.96%), 06/18/2168(1)	EUR	1,700,000	1,924,104
Bank of New York Mellon Corp.
2.66% (3 Month LIBOR USD + 0.63%), 05/16/2023(1)		$6,000,000	6,081,594
3.45%, 08/11/2023		5,345,000	5,605,306
Barclays Bank Plc
5.14%, 10/14/2020		665,000	680,005
7.63%, 11/21/2022		13,550,000	14,938,875
Barclays Plc
3.20%, 08/10/2021		1,500,000	1,513,200
3.68%, 01/10/2023		7,260,000	7,383,455
3.59% (3 Month LIBOR USD + 1.43%), 02/15/2023(1)		1,000,000	999,504
4.61% (3 Month LIBOR USD + 1.40%), 02/15/2023(1)		7,045,000	7,318,839
1.50%, 09/03/2023	EUR	2,300,000	2,604,282
3.55% (3 Month LIBOR USD + 1.38%), 05/16/2024(1)		$200,000	198,991
4.34% (3 Month LIBOR USD + 1.36%), 05/16/2024(1)		4,465,000	4,664,479
3.65%, 03/16/2025		700,000	716,380
3.93% (3 Month LIBOR USD + 1.61%), 05/07/2025(1)		3,815,000	3,941,350
4.38%, 01/12/2026		3,170,000	3,345,652
3.25%, 02/12/2027	GBP	6,200,000	7,930,806
4.97% (3 Month LIBOR USD + 1.90%), 05/16/2029(1)		$3,700,000	4,060,839
3.25%, 01/17/2033	GBP	600,000	745,962
5.88% (5 Year Swap Rate GBP + 4.91%), 12/15/2167(1)		2,400,000	2,863,868
7.75% (5 Year Swap Rate USD + 4.84%), 12/15/2167(1)		$4,850,000	5,047,249
7.88% (5 Year Swap Rate GBP + 6.10%), 12/15/2167(1)	GBP	1,200,000	1,567,676
8.00% (5 Year Swap Rate EUR + 6.75%), 03/15/2168(1)	EUR	11,700,000	13,629,653
7.25% (5 Year Swap Rate GBP + 6.46%), 06/15/2168(1)	GBP	14,283,000	18,461,697
7.13% (UK Government Bonds 5 Year Note Generic Bid Yield + 6.58%), 09/15/2168(1)		900,000	1,171,607
BBVA Bancomer SA/Texas
4.38%, 04/10/2024(2)		$2,800,000	2,940,028

Berkshire Hathaway Finance Corp.
4.40%, 05/15/2042		1,000,000	1,193,529
Berkshire Hathaway, Inc.
2.20%, 03/15/2021		10,840,000	10,895,993
BGC Partners, Inc.
5.38%, 07/24/2023		380,000	405,940
BNP Paribas SA
4.40%, 08/14/2028(2)		400,000	441,634
7.00% (5 Year Swap Rate USD + 3.98%), 02/16/2168(1)(2)		400,000	440,348
BOC Aviation Ltd.
3.00%, 03/30/2020(2)		750,000	751,190
3.32% (3 Month LIBOR USD + 1.05%), 05/02/2021(1)(2)		600,000	602,280
2.75%, 09/18/2022(2)		300,000	299,939
3.24% (3 Month LIBOR USD + 1.13%), 09/26/2023(1)(2)		700,000	702,975
3.50%, 10/10/2024(2)		1,900,000	1,949,553
Boston Properties LP
3.85%, 02/01/2023		3,245,000	3,403,987
3.20%, 01/15/2025		10,105,000	10,482,530
2.75%, 10/01/2026		5,660,000	5,711,648
Brixmor Operating Partnership LP
3.30% (3 Month LIBOR USD + 1.05%), 02/01/2022(1)		4,860,000	4,846,326
3.65%, 06/15/2024		3,624,000	3,769,639
3.85%, 02/01/2025		1,680,000	1,757,001
4.13%, 06/15/2026		2,980,000	3,161,081
3.90%, 03/15/2027		2,553,000	2,676,791
4.13%, 05/15/2029		10,235,000	10,933,538
Brookfield Finance, Inc.
3.90%, 01/25/2028		236,000	247,765
4.70%, 09/20/2047		540,000	592,277
Capital One Bank USA N.A.
3.38%, 02/15/2023		7,443,000	7,670,446
Capital One Financial Corp.
0.80%, 06/12/2024	EUR	2,940,000	3,264,665
3.30%, 10/30/2024		$500,000	517,564
4.25%, 04/30/2025		2,880,000	3,117,014
4.20%, 10/29/2025		195,000	207,822
3.80%, 01/31/2028		850,000	899,388

Carlyle Holdings Finance LLC
3.88%, 02/01/2023(2)		428,000	443,453
CBL & Associates LP
5.95%, 12/15/2026		708,000	497,370
CBRE Services, Inc.
4.88%, 03/01/2026		445,000	494,214
CC Holdings GS V LLC / Crown Castle GS III Corp.
3.85%, 04/15/2023		3,705,000	3,891,235
CIT Bank N.A.
2.97% (Secured Overnight Financing Rate + 1.72%), 09/27/2025(1)		6,240,000	6,247,800
CIT Group, Inc.
4.13%, 03/09/2021		198,000	201,465
5.00%, 08/15/2022		250,000	264,850
Citigroup, Inc.
2.40%, 02/18/2020		2,260,000	2,261,979
2.90%, 12/08/2021		4,720,000	4,791,121
3.14% (3 Month LIBOR USD + 0.72%), 01/24/2023(1)		4,000,000	4,074,129
2.88% (3 Month LIBOR USD + 0.95%), 07/24/2023(1)		1,290,000	1,307,549
3.67% (3 Month LIBOR USD + 1.39%), 07/24/2028(1)		3,445,000	3,646,281
4.13%, 07/25/2028		1,675,000	1,803,332
CNO Financial Group, Inc.
5.25%, 05/30/2025		6,110,000	6,567,028
5.25%, 05/30/2029		3,840,000	4,204,800
Cooperatieve Rabobank UA
4.38%, 08/04/2025		1,225,000	1,322,365
5.50% (5 Year Swap Rate EUR + 5.25%), 06/29/2168(1)	EUR	4,500,000	5,048,877
6.63% (5 Year Swap Rate EUR + 6.70%), 06/29/2168(1)(3)		6,000,000	7,126,586
Credit Agricole SA
3.30% (3 Month LIBOR USD + 1.02%), 04/24/2023(1)(2)		$250,000	251,243
3.75%, 04/24/2023(2)		250,000	261,305
4.38%, 03/17/2025(2)		1,717,000	1,821,082
4.00% (5 Year Swap Rate USD + 1.64%), 01/10/2033(1)(2)		13,548,000	14,014,183
Credit Suisse AG
6.50%, 08/08/2023(2)		1,100,000	1,223,750

Credit Suisse Group AG
2.59% (Secured Overnight Financing Rate + 1.56%), 09/11/2025(1)(2)		8,255,000	8,177,321
7.50% (5 Year Swap Rate USD + 4.60%), 01/17/2168(1)(2)		1,400,000	1,496,250
7.25% (5 Year Swap Rate USD + 4.33%), 03/12/2168(1)(2)		400,000	428,000
7.50% (5 Year Swap Rate USD + 4.60%), 06/11/2168(1)(2)		800,000	884,000
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/2025		5,500,000	5,779,663
Crown Castle International Corp.
3.40%, 02/15/2021		100,000	101,369
2.25%, 09/01/2021		1,510,000	1,511,193
4.88%, 04/15/2022		1,815,000	1,929,527
5.25%, 01/15/2023		200,000	218,219
4.45%, 02/15/2026		7,275,000	7,979,745
3.65%, 09/01/2027		7,580,000	8,030,270
3.80%, 02/15/2028		3,220,000	3,425,257
4.30%, 02/15/2029		11,875,000	13,114,197
CTR Partnership LP / CareTrust Capital Corp.
5.25%, 06/01/2025		194,000	200,305
CubeSmart LP
4.80%, 07/15/2022		1,783,000	1,886,155
Danske Bank
2.00%, 09/08/2021(2)		5,705,000	5,665,919
5.00%, 01/12/2022(2)		7,540,000	7,927,405
2.70%, 03/02/2022(2)		2,224,000	2,233,621
3.00% (3 Month LIBOR USD + 1.25%), 09/20/2022(1)(2)		8,535,000	8,565,952
3.88%, 09/12/2023(2)		2,003,000	2,076,787
5.38%, 01/12/2024(2)		9,455,000	10,386,645
3.24% (3 Month LIBOR USD + 1.59%), 12/20/2025(1)(2)		4,210,000	4,244,326
Deutsche Bank AG
1.88%, 02/28/2020	GBP	500,000	614,448
0.06% (3 Month EURIBOR + 0.50%), 12/07/2020(1)(3)	EUR	4,600,000	4,980,077
Deutsche Bank AG/New York NY
3.27% (3 Month LIBOR USD + 0.97%), 07/13/2020(1)		$46,000	45,890
3.58% (3 Month LIBOR USD + 1.29%), 02/04/2021(1)		1,960,000	1,946,003
3.95%, 02/27/2023		100,000	101,444

Dexia Credit Local SA
2.25%, 02/18/2020(2)		7,070,000	7,072,762
Digital Realty Trust LP
3.63%, 10/01/2022		4,000,000	4,141,369
2.75%, 02/01/2023		1,445,000	1,459,679
4.75%, 10/01/2025		1,640,000	1,804,280
Discover Financial Services
3.95%, 11/06/2024		1,455,000	1,543,422
3.75%, 03/04/2025		8,845,000	9,253,627
4.10%, 02/09/2027		2,625,000	2,793,747
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass Through Trust
5.13%, 11/30/2022(2)		3,373,108	3,427,527
EPR Properties
4.75%, 12/15/2026		140,000	150,513
4.95%, 04/15/2028		414,000	451,088
Equinix, Inc.
2.88%, 02/01/2026	EUR	200,000	226,942
ESH Hospitality, Inc.
4.63%, 10/01/2027(2)		$428,000	429,070
Essex Portfolio LP
3.88%, 05/01/2024		4,200,000	4,429,962
3.63%, 05/01/2027		2,785,000	2,952,888
Fairfax Financial Holdings Ltd.
4.85%, 04/17/2028		196,000	212,073
Farmers Exchange Capital II
6.15% (3 Month LIBOR USD + 3.74%), 11/01/2053(1)(2)		280,000	345,367
Farmers Exchange Capital III
5.45% (3 Month LIBOR USD + 3.45%), 10/15/2054(1)(2)		4,000,000	4,608,914
Farmers Insurance Exchange
4.75% (3 Month LIBOR USD + 3.23%), 11/01/2057(1)(2)		3,000,000	3,135,750
Fidelity National Financial, Inc.
4.50%, 08/15/2028		15,455,000	16,623,829
First Abu Dhabi Bank PJSC
5.25% (5 Year Swap Rate USD + 3.35%), 12/17/2167(1)		5,500,000	5,550,050
FirstRand Bank Ltd.
6.25% (5 Year Swap Rate USD + 3.56%), 04/23/2028(1)		5,000,000	5,294,750

GE Capital European Funding Unlimited Co.
0.00% (3 Month EURIBOR + 0.23%), 05/17/2021(1)(3)	EUR	250,000	269,688
0.80%, 01/21/2022		400,000	439,044
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020		$29,315,000	29,243,638
3.37%, 11/15/2025		3,985,000	4,065,985
4.42%, 11/15/2035		62,715,000	65,782,453
GE Capital UK Funding Unlimited Co.
5.88%, 11/04/2020	GBP	128,000	164,423
5.13%, 05/24/2023		130,000	176,450
4.13%, 09/13/2023		200,000	264,535
Global Bank Corp.
4.50%, 10/20/2021(2)		$350,000	360,283
GLP Capital LP / GLP Financing II, Inc.
4.38%, 04/15/2021		1,500,000	1,532,970
3.35%, 09/01/2024		1,140,000	1,146,498
5.25%, 06/01/2025		3,404,000	3,749,608
5.38%, 04/15/2026		3,425,000	3,771,781
5.75%, 06/01/2028		4,034,000	4,588,635
5.30%, 01/15/2029		5,325,000	5,869,268
4.00%, 01/15/2030		3,645,000	3,663,116
Goldman Sachs Group, Inc.
2.63%, 04/25/2021		3,964,000	3,987,978
2.88% (3 Month LIBOR USD + 0.82%), 10/31/2022(1)		11,078,000	11,206,283
2.91% (3 Month LIBOR USD + 0.99%), 07/24/2023(1)		1,235,000	1,252,405
3.72% (3 Month LIBOR USD + 1.60%), 11/29/2023(1)		100,000	103,075
3.50%, 01/23/2025		2,622,000	2,735,612
3.27% (3 Month LIBOR USD + 1.20%), 09/29/2025(1)		3,700,000	3,818,913
3.69% (3 Month LIBOR USD + 1.51%), 06/05/2028(1)		3,000,000	3,149,571
3.81% (3 Month LIBOR USD + 1.16%), 04/23/2029(1)		4,100,000	4,346,698
4.22% (3 Month LIBOR USD + 1.30%), 05/01/2029(1)		6,270,000	6,840,037
Goodman US Finance Three LLC
3.70%, 03/15/2028(2)		463,000	480,789

Growthpoint Properties International Pty Ltd.
5.87%, 05/02/2023(2)		200,000	213,460
HCP, Inc.
4.00%, 12/01/2022		1,712,000	1,792,642
4.25%, 11/15/2023		318,000	339,500
4.20%, 03/01/2024		1,175,000	1,263,811
3.40%, 02/01/2025		2,625,000	2,721,989
4.00%, 06/01/2025		4,375,000	4,657,787
3.25%, 07/15/2026		5,975,000	6,146,466
3.50%, 07/15/2029		685,000	711,898
Healthcare Realty Trust, Inc.
3.75%, 04/15/2023		3,356,000	3,465,894
3.63%, 01/15/2028		4,375,000	4,552,191
Healthcare Trust of America Holdings LP
3.70%, 04/15/2023		3,425,000	3,540,531
Highwoods Realty LP
4.13%, 03/15/2028		4,875,000	5,193,633
Host Hotels & Resorts LP
6.00%, 10/01/2021		2,963,000	3,154,806
5.25%, 03/15/2022		2,500,000	2,668,539
3.75%, 10/15/2023		2,175,000	2,263,189
4.50%, 02/01/2026		1,600,000	1,731,481
Howard Hughes Corp.
5.38%, 03/15/2025(2)		1,777,000	1,856,965
HSBC Holdings Plc
2.72% (3 Month LIBOR USD + 0.60%), 05/18/2021(1)		1,200,000	1,201,236
3.26% (3 Month LIBOR USD + 1.06%), 03/13/2023(1)		1,585,000	1,612,501
3.12% (3 Month LIBOR USD + 1.00%), 05/18/2024(1)		400,000	401,586
3.95% (3 Month LIBOR USD + 0.99%), 05/18/2024(1)		7,615,000	7,966,029
4.29% (3 Month LIBOR USD + 1.35%), 09/12/2026(1)		10,000,000	10,734,780
4.58% (3 Month LIBOR USD + 1.53%), 06/19/2029(1)		3,200,000	3,549,948
3.97% (3 Month LIBOR USD + 1.61%), 05/22/2030(1)		2,600,000	2,776,673
3.00% (1 Year Swap Rate GBP + 0.02%), 05/29/2030(1)	GBP	2,400,000	3,121,896
5.88% (5 Year Swap Rate GBP + 4.28%), 03/28/2168(1)		6,400,000	8,311,758
6.00% (5 Year Swap Rate EUR + 5.34%), 03/29/2168(1)	EUR	600,000	743,073
6.50% (5 Year 1100 Run ICE Swap Rate USD + 3.61%), 09/23/2168(1)		$1,820,000	1,903,629

Hudson Pacific Properties LP
3.95%, 11/01/2027	2,399,000	2,513,561
Hunt Companies, Inc.
6.25%, 02/15/2026(2)	82,000	80,360
ICICI Bank Ltd./Dubai
3.50%, 03/18/2020	200,000	200,716
ICICI Bank Ltd./Hong Kong
5.75%, 11/16/2020(2)	200,000	206,436
5.75%, 11/16/2020	200,000	206,436
Industrial & Commercial Bank of China Ltd./New York NY
2.94% (3 Month LIBOR USD + 0.75%), 11/08/2020(1)	25,826,000	25,860,134
ING Bank NV
5.80%, 09/25/2023(2)	9,795,000	10,869,916
ING Groep NV
3.09% (3 Month LIBOR USD + 1.00%), 10/02/2023(1)	1,300,000	1,305,303
4.10%, 10/02/2023	2,200,000	2,335,518
International Lease Finance Corp.
8.25%, 12/15/2020	2,500,000	2,674,762
8.63%, 01/15/2022	2,150,000	2,440,286
5.88%, 08/15/2022	170,000	186,260
Jefferies Group LLC
6.45%, 06/08/2027	3,660,000	4,241,904
6.25%, 01/15/2036	1,430,000	1,652,460
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 01/15/2027	1,500,000	1,593,720
4.15%, 01/23/2030	7,180,000	7,173,659
Jones Lang LaSalle, Inc.
4.40%, 11/15/2022	1,270,000	1,321,611
JPMorgan Chase & Co.
3.51% (3 Month LIBOR USD + 0.61%), 06/18/2022(1)	6,380,000	6,529,613
3.90%, 07/15/2025	18,700,000	20,177,713
2.95%, 10/01/2026	2,340,000	2,401,922
3.78% (3 Month LIBOR USD + 1.34%), 02/01/2028(1)	3,079,000	3,298,225
Kasikornbank PCL/Cayman Islands
3.50%, 10/25/2019	1,000,000	1,000,832

Kennedy-Wilson, Inc.
5.88%, 04/01/2024		224,000	229,811
Kilroy Realty LP
3.80%, 01/15/2023		1,200,000	1,253,622
3.45%, 12/15/2024		1,845,000	1,918,955
4.38%, 10/01/2025		2,345,000	2,524,072
Kimco Realty Corp.
3.30%, 02/01/2025		880,000	907,677
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.88%, 08/01/2021(2)		1,025,000	1,041,246
5.25%, 10/01/2025(2)		4,265,000	4,360,962
Liberty Property LP
4.13%, 06/15/2022		2,000,000	2,088,331
Lloyds Bank Plc
5.80%, 01/13/2020(2)		2,000,000	2,019,966
2.70% (3 Month LIBOR USD + 0.49%), 05/07/2021(1)		800,000	799,919
3.30%, 05/07/2021		1,600,000	1,627,563
Lloyds Banking Group Plc
2.86% (3 Month LIBOR USD + 1.25%), 03/17/2023(1)		15,365,000	15,414,574
4.05%, 08/16/2023		2,000,000	2,101,748
2.91% (3 Month LIBOR USD + 0.81%), 11/07/2023(1)		11,640,000	11,663,078
4.45%, 05/08/2025		4,265,000	4,590,659
4.38%, 03/22/2028		400,000	434,441
4.55%, 08/16/2028		1,600,000	1,760,800
3.57% (3 Month LIBOR USD + 1.21%), 11/07/2028(1)		420,000	428,485
7.50% (5 Year Swap Rate USD + 4.50%), 12/27/2167(1)		3,100,000	3,305,375
6.38% (5 Year Swap Rate EUR + 5.29%), 06/27/2168(1)	EUR	4,881,000	5,471,529
7.63% (5 Year Swap Rate GBP + 5.01%), 06/27/2168(1)	GBP	1,900,000	2,540,558
7.88% (5 Year Swap Rate GBP + 4.83%), 06/27/2168(1)		900,000	1,295,269
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88%, 06/01/2020(2)		$500,000	493,750
Logicor Financing Sarl
3.25%, 11/13/2028	EUR	265,000	326,542
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 05/01/2024		$1,079,000	1,182,854

Mid-America Apartments LP
3.60%, 06/01/2027		1,400,000	1,481,138
Mitsubishi UFJ Lease & Finance Co. Ltd.
3.41%, 02/28/2022(2)		200,000	203,928
2.65%, 09/19/2022(2)		600,000	601,865
3.96%, 09/19/2023(2)		300,000	313,319
Morgan Stanley
5.50%, 01/26/2020		4,000,000	4,042,983
3.21% (3 Month LIBOR USD + 0.93%), 07/22/2022(1)		1,000,000	1,007,609
3.88%, 04/29/2024		14,850,000	15,799,496
4.00%, 07/23/2025		8,000,000	8,627,960
5.00%, 11/24/2025		10,320,000	11,563,431
3.13%, 07/27/2026		2,030,000	2,090,661
4.35%, 09/08/2026		8,350,000	9,052,479
3.95%, 04/23/2027		10,130,000	10,704,846
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027		3,125,000	3,273,437
Nationwide Building Society
3.62% (3 Month LIBOR USD + 1.18%), 04/26/2023(1)(2)		4,250,000	4,332,781
3.77% (3 Month LIBOR USD + 1.06%), 03/08/2024(1)(2)		6,600,000	6,777,803
4.36% (3 Month LIBOR USD + 1.39%), 08/01/2024(1)(2)		4,600,000	4,831,498
4.30% (3 Month LIBOR USD + 1.45%), 03/08/2029(1)(2)		8,600,000	9,208,406
3.96% (3 Month LIBOR USD + 1.86%), 07/18/2030(1)(2)		5,650,000	5,901,011
Nationwide Mutual Insurance Co.
4.41% (3 Month LIBOR USD + 2.29%), 12/15/2024(1)(2)		1,790,000	1,783,050
NatWest Markets Plc
0.00% (3 Month EURIBOR + 0.40%), 03/02/2020(1)(3)	EUR	700,000	763,562
0.63%, 03/02/2022		5,800,000	6,390,692
3.63%, 09/29/2022(2)		$12,800,000	13,141,179
Navient Corp.
8.00%, 03/25/2020		5,503,000	5,613,060
5.00%, 10/26/2020		100,000	101,250
5.88%, 03/25/2021		9,593,000	9,964,729
6.63%, 07/26/2021		2,490,000	2,614,500
7.25%, 01/25/2022		8,300,000	8,943,250
6.50%, 06/15/2022		442,000	470,730

New York Life Global Funding
1.50%, 10/24/2019(2)	7,230,000	7,227,759
1.70%, 09/14/2021(2)	6,775,000	6,726,456
2.35%, 07/14/2026(2)	1,000,000	1,002,402
Newmark Group, Inc.
6.13%, 11/15/2023	602,000	653,126
Old Republic International Corp.
4.88%, 10/01/2024	335,000	366,908
3.88%, 08/26/2026	5,155,000	5,426,984
Omega Healthcare Investors, Inc.
4.50%, 01/15/2025	5,050,000	5,323,627
Oppenheimer Holdings, Inc.
6.75%, 07/01/2022	84,000	86,310
Park Aerospace Holdings Ltd.
3.63%, 03/15/2021(2)	451,000	454,292
5.25%, 08/15/2022(2)	17,137,000	18,060,684
4.50%, 03/15/2023(2)	7,023,000	7,267,400
5.50%, 02/15/2024(2)	1,861,000	2,010,624
Physicians Realty LP
3.95%, 01/15/2028	177,000	185,409
Pricoa Global Funding I
3.45%, 09/01/2023(2)	11,595,000	12,155,119
Prologis LP
3.75%, 11/01/2025	1,325,000	1,443,302
QNB Finance Ltd.
3.87% (3 Month LIBOR USD + 1.57%), 07/18/2021(1)	2,400,000	2,428,853
3.63% (3 Month LIBOR USD + 1.45%), 08/11/2021(1)	3,400,000	3,392,224
Quicken Loans, Inc.
5.75%, 05/01/2025(2)	3,815,000	3,934,219
5.25%, 01/15/2028(2)	2,815,000	2,905,080
Raymond James Financial, Inc.
5.63%, 04/01/2024	1,617,000	1,825,014
4.95%, 07/15/2046	6,830,000	8,165,755
Realty Income Corp.
3.25%, 10/15/2022	6,440,000	6,645,992

Reckson Operating Partnership LP
7.75%, 03/15/2020		1,398,000	1,430,571
Regency Centers LP
3.60%, 02/01/2027		4,271,000	4,485,492
4.13%, 03/15/2028		970,000	1,053,347
Retail Opportunity Investments Partnership LP
4.00%, 12/15/2024		895,000	914,535
Royal Bank of Scotland Group Plc
6.13%, 12/15/2022		120,000	129,844
2.00% (3 Month EURIBOR + 2.04%), 03/08/2023(1)(3)	EUR	1,100,000	1,243,800
2.50%, 03/22/2023		3,900,000	4,548,811
3.50% (3 Month LIBOR USD + 1.48%), 05/15/2023(1)		$855,000	866,409
3.63% (3 Month LIBOR USD + 1.47%), 05/15/2023(1)		3,217,000	3,219,914
6.10%, 06/10/2023		500,000	544,599
3.88%, 09/12/2023		10,543,000	10,880,384
5.13%, 05/28/2024		3,650,000	3,890,967
3.66% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		5,845,000	5,857,133
4.52% (3 Month LIBOR USD + 1.55%), 06/25/2024(1)		1,600,000	1,682,757
2.00% (3 Month EURIBOR + 1.74%), 03/04/2025(1)	EUR	400,000	457,348
4.27% (3 Month LIBOR USD + 1.76%), 03/22/2025(1)		$16,200,000	16,942,772
4.80%, 04/05/2026		200,000	218,686
4.89% (3 Month LIBOR USD + 1.75%), 05/18/2029(1)		2,900,000	3,190,657
5.08% (3 Month LIBOR USD + 1.91%), 01/27/2030(1)		6,600,000	7,387,631
4.45% (3 Month LIBOR USD + 1.87%), 05/08/2030(1)		4,390,000	4,701,860
7.50% (5 Year Swap Rate USD + 5.80%), 09/30/2168(1)		3,460,000	3,533,525
8.00% (5 Year Swap Rate USD + 5.72%), 09/30/2168(1)		6,951,000	7,666,953
8.63% (5 Year Swap Rate USD + 7.60%), 09/30/2168(1)		2,900,000	3,105,465
Sabra Health Care LP / Sabra Capital Corp.
3.90%, 10/15/2029		200,000	197,000
Santander Holdings USA, Inc.
4.45%, 12/03/2021		6,255,000	6,532,876
3.70%, 03/28/2022		122,000	125,069
3.40%, 01/18/2023		184,000	188,300
3.50%, 06/07/2024		50,000	51,301
4.40%, 07/13/2027		153,000	163,687

Santander UK Group Holdings Plc
2.88%, 10/16/2020		2,800,000	2,808,781
2.88%, 08/05/2021		11,450,000	11,490,900
3.57%, 01/10/2023		6,395,000	6,486,582
0.38% (3 Month EURIBOR + 0.78%), 05/18/2023(1)(3)	EUR	200,000	216,652
1.13%, 09/08/2023		400,000	448,580
3.37% (3 Month LIBOR USD + 1.08%), 01/05/2024(1)		$1,000,000	1,015,819
0.44% (3 Month EURIBOR + 0.85%), 03/27/2024(1)(3)	EUR	2,300,000	2,486,078
4.80% (3 Month LIBOR USD + 1.57%), 11/15/2024(1)		$15,930,000	17,066,391
4.75%, 09/15/2025(2)		1,025,000	1,068,387
2.92% (1 Year Swap Rate GBP + 1.38%), 05/08/2026(1)	GBP	520,000	660,965
3.82% (3 Month LIBOR USD + 1.40%), 11/03/2028(1)		$4,990,000	5,137,815
6.75% (5 Year Swap Rate GBP + 5.79%), 06/24/2168(1)	GBP	5,800,000	7,430,994
7.38% (5 Year Swap Rate GBP + 5.54%), 09/24/2168(1)		5,647,000	7,333,827
Santander UK Plc
2.13%, 11/03/2020		$370,000	369,796
2.76% (3 Month LIBOR USD + 0.62%), 06/01/2021(1)		200,000	200,183
3.40%, 06/01/2021		6,795,000	6,912,660
SBA Tower Trust
2.88%, 07/09/2021(2)		3,000,000	3,010,246
3.17%, 04/11/2022(2)		2,825,000	2,852,356
3.45%, 03/15/2023(2)		600,000	617,762
3.72%, 04/11/2023(2)		3,515,000	3,663,050
3.87%, 10/08/2024(2)		10,376,000	10,803,951
2.84%, 01/15/2025(2)		3,250,000	3,254,325
Sberbank of Russia Via SB Capital SA
5.72%, 06/16/2021		3,720,000	3,901,536
Service Properties Trust
3.95%, 01/15/2028		5,605,000	5,320,425
Sirius International Group Ltd.
4.60%, 11/01/2026(2)		1,140,000	1,128,600
SITE Centers Corp.
3.63%, 02/01/2025		1,914,000	1,966,279
4.25%, 02/01/2026		2,500,000	2,640,775
4.70%, 06/01/2027		8,000,000	8,762,767

SL Green Operating Partnership LP
3.25%, 10/15/2022		6,000,000	6,121,263
SL Green Realty Corp.
4.50%, 12/01/2022		850,000	894,836
Societe Generale SA
4.25%, 04/14/2025(2)		2,340,000	2,443,760
4.75%, 11/24/2025(2)		9,285,000	9,974,534
7.38% (5 Year Swap Rate USD + 4.30%), 04/04/2168(1)(2)		3,700,000	3,894,250
6.75% (5 Year Swap Rate USD + 3.93%), 10/06/2168(1)(2)		400,000	407,500
Springleaf Finance Corp.
8.25%, 12/15/2020		7,030,000	7,469,375
7.75%, 10/01/2021		5,960,000	6,481,500
6.13%, 05/15/2022		3,548,000	3,796,360
5.63%, 03/15/2023		3,700,000	3,949,750
6.13%, 03/15/2024		2,500,000	2,690,625
6.88%, 03/15/2025		363,000	399,981
6.63%, 01/15/2028		331,000	355,924
Standard Chartered Plc
3.33% (3 Month LIBOR USD + 1.20%), 09/10/2022(1)(2)		3,900,000	3,916,731
3.43% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		6,475,000	6,488,688
4.25% (3 Month LIBOR USD + 1.15%), 01/20/2023(1)(2)		7,295,000	7,542,293
Starwood Property Trust, Inc.
4.75%, 03/15/2025		133,000	137,562
Stichting AK Rabobank Certificaten
6.50%, 03/29/2168	EUR	840,000	1,149,391
STORE Capital Corp.
4.50%, 03/15/2028		$128,000	138,169
Synchrony Financial
2.85%, 07/25/2022		3,720,000	3,752,789
4.38%, 03/19/2024		3,220,000	3,417,165
4.25%, 08/15/2024		955,000	1,007,594
4.50%, 07/23/2025		2,778,000	2,965,004
3.70%, 08/04/2026		735,000	750,300
Teachers Insurance & Annuity Association of America
4.38% (3 Month LIBOR USD + 2.66%), 09/15/2054(1)(2)		4,500,000	4,710,505

TP ICAP Plc
5.25%, 01/26/2024	GBP	100,000	131,285
UBS AG
4.75% (5 Year Swap Rate EUR + 3.40%), 02/12/2026(1)	EUR	2,300,000	2,653,643
UDR, Inc.
4.63%, 01/10/2022		$21,000	21,971
UniCredit SpA
7.83%, 12/04/2023(2)		13,400,000	15,636,326
Unique Pub Finance Co. Plc
7.40%, 03/28/2024	GBP	3,107,000	4,379,611
5.66%, 06/30/2027		3,431,976	4,755,551
Unum Group
3.88%, 11/05/2025		$4,925,000	5,151,865
Vanke Real Estate Hong Kong Co. Ltd.
3.95%, 12/23/2019		4,620,000	4,632,197
Ventas Realty LP
3.25%, 10/15/2026		7,052,000	7,239,784
3.85%, 04/01/2027		1,485,000	1,579,381
4.40%, 01/15/2029		3,000,000	3,326,020
3.00%, 01/15/2030		1,765,000	1,752,133
VEREIT Operating Partnership LP
4.60%, 02/06/2024		3,740,000	4,017,094
4.63%, 11/01/2025		10,265,000	11,206,866
4.88%, 06/01/2026		4,800,000	5,317,298
3.95%, 08/15/2027		4,155,000	4,385,570
Voyager Aviation Holdings LLC / Voyager Finance Co.
8.50%, 08/15/2021(2)		200,000	205,200
WEA Finance LLC
3.15%, 04/05/2022(2)		3,000,000	3,060,854
Weingarten Realty Investors
3.25%, 08/15/2026		1,665,000	1,674,607
Wells Fargo & Co.
2.60%, 07/22/2020		310,000	311,461
2.63%, 07/22/2022		2,762,000	2,792,728

3.07%, 01/24/2023		19,585,000	19,950,647
3.49% (3 Month LIBOR USD + 1.23%), 10/31/2023(1)		5,000,000	5,075,537
3.55%, 09/29/2025		1,290,000	1,364,745
3.00%, 04/22/2026		9,925,000	10,178,681
3.00%, 10/23/2026		770,000	789,676
3.20% (3 Month LIBOR USD + 1.17%), 06/17/2027(1)		200,000	206,648
Wells Fargo Bank N.A.
2.76% (3 Month LIBOR USD + 0.50%), 07/23/2021(1)		1,200,000	1,202,955
3.33% (3 Month LIBOR USD + 0.49%), 07/23/2021(1)		2,050,000	2,068,599
Welltower, Inc.
3.95%, 09/01/2023		13,500,000	14,300,783
4.50%, 01/15/2024		650,000	702,193
4.00%, 06/01/2025		4,690,000	5,012,862
4.25%, 04/15/2028		111,000	121,800
Willis North America, Inc.
3.60%, 05/15/2024		9,380,000	9,748,254
WPC Eurobond BV
2.25%, 04/09/2026	EUR	1,300,000	1,530,157
2.13%, 04/15/2027		400,000	463,759
1.35%, 04/15/2028		3,425,000	3,709,650
Yanlord Land HK Co. Ltd.
6.75%, 04/23/2023		$5,200,000	5,371,697

			1,911,448,657

Industrials – 1.71%
3M Co.
3.00%, 09/14/2021		4,260,000	4,337,238
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027(2)		162,000	164,226
Amcor Finance USA, Inc.
3.63%, 04/28/2026(2)		2,990,000	3,076,595
4.50%, 05/15/2028(2)		4,100,000	4,469,058
Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc.
4.13%, 08/15/2026(2)		300,000	301,875
Arrow Electronics, Inc.
3.50%, 04/01/2022		480,000	489,864

4.50%, 03/01/2023	380,000	399,802
3.25%, 09/08/2024	37,000	37,613
4.00%, 04/01/2025	3,622,000	3,775,826
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024(2)	1,400,000	1,225,000
Aviation Capital Group LLC
2.88%, 01/20/2022(2)	8,869,000	8,905,148
4.88%, 10/01/2025(2)	2,789,000	3,022,513
Avnet, Inc.
3.75%, 12/01/2021	2,210,000	2,255,452
4.88%, 12/01/2022	5,855,000	6,231,723
4.63%, 04/15/2026	10,485,000	11,284,950
Ball Corp.
4.38%, 12/15/2020	752,000	767,424
4.00%, 11/15/2023	750,000	784,688
Berry Global, Inc.
4.88%, 07/15/2026(2)	959,000	991,270
Bombardier, Inc.
7.88%, 04/15/2027(2)	1,492,000	1,485,808
Boral Finance Pty Ltd.
3.00%, 11/01/2022(2)	4,439,000	4,453,716
3.75%, 05/01/2028(2)	3,520,000	3,604,750
Canadian Pacific Railway Co.
4.50%, 01/15/2022	110,000	115,261
Caterpillar Financial Services Corp.
3.15%, 09/07/2021	3,615,000	3,689,787
Caterpillar, Inc.
3.90%, 05/27/2021	3,110,000	3,205,896
CCCI Treasure Ltd.
3.50% (5 Year CMT Index + 7.19%), 10/21/2167(1)(3)	200,000	199,808
Clean Harbors, Inc.
5.13%, 07/15/2029(2)	2,319,000	2,458,140
DAE Funding LLC
4.00%, 08/01/2020(2)	3,524,000	3,546,025
5.25%, 11/15/2021(2)	3,444,000	3,581,760

4.50%, 08/01/2022(2)		183,000	185,745
5.75%, 11/15/2023(2)		4,116,000	4,325,299
5.00%, 08/01/2024(2)		6,307,000	6,575,048
Embraer Overseas Ltd.
5.70%, 09/16/2023(2)		3,575,000	3,945,906
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/2022(2)		4,576,000	4,781,920
6.50%, 10/01/2025(2)		1,673,000	1,719,008
Fortune Brands Home & Security, Inc.
3.00%, 06/15/2020		2,766,000	2,775,942
GATX Corp.
4.85%, 06/01/2021		320,000	333,681
General Dynamics Corp.
3.00%, 05/11/2021		5,585,000	5,682,620
General Electric Co.
2.20%, 01/09/2020		6,431,000	6,423,331
5.55%, 05/04/2020		154,000	156,214
0.00% (3 Month EURIBOR + 0.30%), 05/28/2020(1)(3)	EUR	150,000	162,890
6.25%, 09/29/2020	GBP	160,000	205,462
4.63%, 01/07/2021		$5,410,000	5,550,470
5.50%, 06/07/2021	GBP	100,000	130,118
4.65%, 10/17/2021		$2,750,000	2,860,195
0.38%, 05/17/2022	EUR	400,000	433,451
2.70%, 10/09/2022		$200,000	200,518
3.10%, 01/09/2023		166,000	168,207
3.38%, 03/11/2024		3,115,000	3,205,582
3.45%, 05/15/2024		915,000	939,760
5.55%, 01/05/2026		4,748,000	5,370,322
6.75%, 03/15/2032		5,231,000	6,579,517
6.15%, 08/07/2037		36,000	44,341
6.88%, 01/10/2039		27,000	35,736
5.00% (3 Month LIBOR USD + 3.33%), 06/15/2168(1)		7,319,000	6,943,901
Graphic Packaging International LLC
4.13%, 08/15/2024		50,000	51,625
4.75%, 07/15/2027(2)		1,500,000	1,575,000

Heathrow Funding Ltd.
4.88%, 07/15/2021(2)	7,220,000	7,482,776
ICTSI Treasury BV
5.88%, 09/17/2025	5,000,000	5,495,021
Jabil, Inc.
4.70%, 09/15/2022	3,685,000	3,895,266
John Deere Capital Corp.
2.95%, 04/01/2022	9,975,000	10,223,070
2.58% (3 Month LIBOR USD + 0.48%), 09/08/2022(1)	10,000,000	10,022,854
Keysight Technologies, Inc.
4.55%, 10/30/2024	1,374,000	1,482,375
4.60%, 04/06/2027	4,070,000	4,479,567
Komatsu Finance America, Inc.
2.12%, 09/11/2020	200,000	199,395
2.44%, 09/11/2022	860,000	860,703
L3Harris Technologies, Inc.
2.75% (3 Month LIBOR USD + 0.48%), 04/30/2020(1)	100,000	100,000
4.40%, 06/15/2028(2)	7,324,000	8,210,491
Masco Corp.
3.50%, 04/01/2021	6,563,000	6,652,993
Matthews International Corp.
5.25%, 12/01/2025(2)	1,064,000	1,008,140
Northrop Grumman Corp.
3.25%, 01/15/2028	3,730,000	3,915,485
NTT Finance Corp.
1.90%, 07/21/2021	5,400,000	5,368,411
OI European Group BV
4.00%, 03/15/2023(2)	216,000	217,350
Pelabuhan Indonesia III Persero PT
4.50%, 05/02/2023	200,000	211,289
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.20%, 07/15/2020(2)	200,000	201,184
3.38%, 02/01/2022(2)	3,715,000	3,791,678
4.88%, 07/11/2022(2)	8,116,000	8,647,237
PerkinElmer, Inc.
3.30%, 09/15/2029	5,685,000	5,679,281

Republic Services, Inc.
2.90%, 07/01/2026		3,000,000	3,087,203
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75%, 10/15/2020		5,712,890	5,724,887
5.80% (3 Month LIBOR USD + 3.50%), 07/15/2021(1)(2)		1,200,000	1,201,500
Roper Technologies, Inc.
2.35%, 09/15/2024		1,215,000	1,215,344
2.95%, 09/15/2029		1,930,000	1,935,174
Sealed Air Corp.
5.25%, 04/01/2023(2)		1,000,000	1,065,000
5.50%, 09/15/2025(2)		1,545,000	1,664,738
Sensata Technologies, Inc.
4.38%, 02/15/2030(2)		208,000	208,000
Siemens Financieringsmaatschappij NV
2.73% (3 Month LIBOR USD + 0.61%), 03/16/2022(1)(2)		13,690,000	13,804,306
SMBC Aviation Capital Finance DAC
2.65%, 07/15/2021(2)		200,000	200,075
4.13%, 07/15/2023(2)		13,215,000	13,891,074
Spirit AeroSystems, Inc.
2.92% (3 Month LIBOR USD + 0.80%), 06/15/2021(1)		3,080,000	3,077,425
Textron, Inc.
2.73% (3 Month LIBOR USD + 0.55%), 11/10/2020(1)		830,000	829,626
TransDigm, Inc.
6.25%, 03/15/2026(2)		2,115,000	2,270,981
7.50%, 03/15/2027		860,000	935,250
Trident TPI Holdings, Inc.
9.25%, 08/01/2024(2)		565,000	553,700
Triumph Group, Inc.
4.88%, 04/01/2021		1,208,000	1,208,966
5.25%, 06/01/2022		482,000	479,397
6.25%, 09/15/2024(2)		751,000	781,190
Trivium Packaging Finance BV
3.75%, 08/15/2026(2)	EUR	340,000	391,892
5.50%, 08/15/2026(2)		$850,000	893,520

Union Pacific Corp.
3.95%, 09/10/2028	4,640,000	5,122,799
United Technologies Corp.
2.82% (3 Month LIBOR USD + 0.65%), 08/16/2021(1)	565,000	565,050
3.35%, 08/16/2021	10,950,000	11,232,383
4.50%, 06/01/2042	2,250,000	2,699,230
WRKCo, Inc.
3.00%, 09/15/2024	4,000,000	4,082,134
3.75%, 03/15/2025	815,000	858,025

		318,346,460

Technology – 1.60%
Activision Blizzard, Inc.
2.60%, 06/15/2022	100,000	101,025
Analog Devices, Inc.
2.85%, 03/12/2020	3,925,000	3,939,160
Apple, Inc.
4.65%, 02/23/2046	1,250,000	1,574,047
Broadcom Corp. / Broadcom Cayman Finance Ltd.
2.38%, 01/15/2020	7,514,000	7,513,543
2.20%, 01/15/2021	115,000	114,578
3.00%, 01/15/2022	28,982,000	29,263,238
2.65%, 01/15/2023	200,000	199,814
3.63%, 01/15/2024	8,681,000	8,881,981
3.13%, 01/15/2025	1,310,000	1,300,649
3.88%, 01/15/2027	9,330,000	9,378,229
Broadcom, Inc.
3.13%, 04/15/2021(2)	23,700,000	23,926,631
3.13%, 10/15/2022(2)	23,350,000	23,643,962
4.25%, 04/15/2026(2)	4,135,000	4,271,935
4.75%, 04/15/2029(2)	12,555,000	13,270,476
Cadence Design Systems, Inc.
4.38%, 10/15/2024	3,153,000	3,397,140
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 03/01/2025(2)	1,392,000	1,412,880

Dell International LLC / EMC Corp.
4.42%, 06/15/2021(2)		3,515,000	3,624,231
6.02%, 06/15/2026(2)		7,885,000	8,891,813
8.35%, 07/15/2046(2)		885,000	1,166,714
EMC Corp.
2.65%, 06/01/2020		6,718,000	6,712,743
Exela Intermediate LLC / Exela Finance, Inc.
10.00%, 07/15/2023(2)		300,000	167,250
Fidelity National Information Services, Inc.
0.75%, 05/21/2023	EUR	1,870,000	2,081,971
Fiserv, Inc.
0.38%, 07/01/2023		960,000	1,055,801
3.20%, 07/01/2026		$2,995,000	3,102,802
1.13%, 07/01/2027	EUR	1,465,000	1,660,501
Hewlett Packard Enterprise Co.
3.01% (3 Month LIBOR USD + 0.72%), 10/05/2021(1)		$2,500,000	2,500,227
Intel Corp.
1.70%, 05/19/2021		2,215,000	2,212,288
2.70%, 12/15/2022		8,055,000	8,263,536
International Business Machines Corp.
2.25%, 02/19/2021		10,858,000	10,914,544
IQVIA, Inc.
2.88%, 09/15/2025(2)	EUR	100,000	111,872
Microchip Technology, Inc.
3.92%, 06/01/2021		$1,670,000	1,705,633
4.33%, 06/01/2023		15,130,000	15,887,435
Micron Technology, Inc.
4.64%, 02/06/2024		6,512,000	6,924,452
4.19%, 02/15/2027		3,800,000	3,911,170
5.33%, 02/06/2029		834,000	916,752
4.66%, 02/15/2030		490,000	510,755
Microsoft Corp.
1.85%, 02/06/2020		400,000	399,810
NCR Corp.
5.75%, 09/01/2027(2)		281,000	290,835
6.13%, 09/01/2029(2)		160,000	168,648

NXP BV / NXP Funding LLC
4.13%, 06/01/2021(2)	19,112,000	19,608,824
4.63%, 06/15/2022(2)	3,150,000	3,299,412
3.88%, 09/01/2022(2)	13,999,000	14,459,844
4.63%, 06/01/2023(2)	460,000	490,081
4.88%, 03/01/2024(2)	5,935,000	6,436,179
Oracle Corp.
2.80%, 07/08/2021	10,685,000	10,845,860
1.90%, 09/15/2021	15,010,000	15,004,723
Seagate HDD Cayman
4.75%, 01/01/2025	3,297,000	3,417,744
4.88%, 06/01/2027	855,000	882,880
5.75%, 12/01/2034	1,022,000	1,040,544
SS&C Technologies, Inc.
5.50%, 09/30/2027(2)	1,730,000	1,807,893
VMware, Inc.
2.30%, 08/21/2020	1,066,000	1,066,545
2.95%, 08/21/2022	2,540,000	2,576,086
3.90%, 08/21/2027	160,000	164,589
Western Digital Corp.
4.75%, 02/15/2026	872,000	897,070

		297,369,345

Utilities – 1.73%
AEP Texas, Inc.
3.85%, 10/01/2025(2)	1,500,000	1,587,519
AEP Transmission Co. LLC
3.10%, 12/01/2026	1,575,000	1,647,107
American Electric Power Co., Inc.
2.15%, 11/13/2020	330,000	330,184
2.95%, 12/15/2022	400,000	408,096
American Transmission Systems, Inc.
5.25%, 01/15/2022(2)	100,000	106,548
American Water Capital Corp.
4.15%, 06/01/2049	1,425,000	1,638,058

Ausgrid Finance Pty Ltd.
3.85%, 05/01/2023(2)	9,410,000	9,808,095
Baltimore Gas & Electric Co.
2.80%, 08/15/2022	570,000	579,661
Black Hills Corp.
4.35%, 05/01/2033	6,250,000	7,020,498
British Transco International Finance BV
0.00%, 11/04/2021	400,000	377,440
Chugoku Electric Power Co., Inc.
2.70%, 03/16/2020	900,000	900,594
Cleco Power LLC
6.00%, 12/01/2040	1,000,000	1,297,627
Dominion Energy Inc.
2.45%, 01/15/2023(2)	13,500,000	13,551,199
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,650,000	1,904,139
3.88%, 03/15/2046	2,750,000	3,055,188
3.70%, 12/01/2047	2,500,000	2,715,988
Duke Energy Corp.
2.68% (3 Month LIBOR USD + 0.50%), 05/14/2021(1)(2)	392,000	393,572
Duke Energy Progress LLC
3.25%, 08/15/2025	2,613,000	2,756,293
3.70%, 09/01/2028	4,050,000	4,446,305
4.10%, 03/15/2043	900,000	1,016,362
4.20%, 08/15/2045	1,000,000	1,159,306
Duquesne Light Holdings, Inc.
6.40%, 09/15/2020(2)	400,000	414,156
5.90%, 12/01/2021(2)	1,500,000	1,594,808
Emera US Finance LP
2.70%, 06/15/2021	338,000	339,975
Enel Americas SA
4.00%, 10/25/2026	9,422,000	9,869,545
Enel Chile SA
4.88%, 06/12/2028	3,820,000	4,295,590
Enel Finance International NV
2.75%, 04/06/2023(2)	8,060,000	8,110,930
3.63%, 05/25/2027(2)	3,175,000	3,295,196

Entergy Corp.
5.13%, 09/15/2020	3,022,000	3,083,212
4.00%, 07/15/2022	925,000	965,478
Eskom Holdings SOC Ltd.
6.35%, 08/10/2028(2)	8,275,000	8,852,463
Exelon Corp.
2.85%, 06/15/2020	2,975,000	2,987,437
FirstEnergy Corp.
2.85%, 07/15/2022	2,075,000	2,106,584
3.90%, 07/15/2027	5,035,000	5,365,449
FirstEnergy Transmission LLC
4.35%, 01/15/2025(2)	7,535,000	8,129,753
Indiana Michigan Power Co.
3.20%, 03/15/2023	3,000,000	3,099,877
IPALCO Enterprises, Inc.
3.45%, 07/15/2020	280,000	281,612
ITC Holdings Corp.
2.70%, 11/15/2022	610,000	615,892
4.05%, 07/01/2023	3,812,000	4,012,644
3.25%, 06/30/2026	2,000,000	2,076,618
Jersey Central Power & Light Co.
4.70%, 04/01/2024(2)	150,000	163,849
4.30%, 01/15/2026(2)	1,000,000	1,094,871
Kansas City Power & Light Co.
3.65%, 08/15/2025	3,550,000	3,798,432
KeySpan Gas East Corp.
2.74%, 08/15/2026(2)	4,500,000	4,550,030
LG&E & KU Energy LLC
4.38%, 10/01/2021	700,000	722,856
Metropolitan Edison Co.
4.00%, 04/15/2025(2)	4,000,000	4,250,355
4.30%, 01/15/2029(2)	5,000,000	5,641,595
NextEra Energy Capital Holdings Inc.
2.40%, 09/01/2021	500,000	503,066

NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/2020	3,400,000	3,438,261
2.77% (3 Month LIBOR USD + 0.48%), 05/04/2021(1)	7,000,000	7,010,765
2.69% (3 Month LIBOR USD + 0.55%), 08/28/2021(1)	9,000,000	9,002,667
NiSource, Inc.
2.65%, 11/17/2022	750,000	758,962
Northern States Power Co.
4.00%, 08/15/2045	1,000,000	1,142,800
3.60%, 09/15/2047	1,800,000	1,955,931
NRG Energy, Inc.
3.75%, 06/15/2024(2)	700,000	720,382
5.75%, 01/15/2028	230,000	247,250
4.45%, 06/15/2029(2)	2,295,000	2,391,642
Pacific Gas & Electric Co.
3.50%, 10/01/2020(8)	2,454,000	2,460,135
4.25%, 05/15/2021(8)	1,051,000	1,054,941
3.25%, 09/15/2021(8)	959,000	955,404
2.45%, 08/15/2022(8)	1,944,000	1,919,700
3.25%, 06/15/2023(8)	2,644,000	2,624,170
4.25%, 08/01/2023(2)(8)	800,000	824,000
3.85%, 11/15/2023(8)	318,000	319,590
3.75%, 02/15/2024(8)	811,000	819,110
3.40%, 08/15/2024(8)	2,476,000	2,482,190
3.50%, 06/15/2025(8)	1,913,000	1,903,435
2.95%, 03/01/2026(8)	3,053,000	3,007,205
3.30%, 03/15/2027(8)	1,252,000	1,239,480
3.30%, 12/01/2027(8)	3,700,000	3,663,000
4.65%, 08/01/2028(2)(8)	100,000	106,000
6.05%, 03/01/2034(8)	1,003,000	1,138,405
5.80%, 03/01/2037(8)	795,000	895,369
6.35%, 02/15/2038(8)	444,000	517,260
6.25%, 03/01/2039(8)	615,000	710,325
5.40%, 01/15/2040(8)	4,186,000	4,667,390
4.50%, 12/15/2041(8)	203,000	205,030
4.45%, 04/15/2042(8)	941,000	964,525

3.75%, 08/15/2042(8)	166,000	159,775
4.60%, 06/15/2043(8)	488,000	506,300
5.13%, 11/15/2043(8)	1,132,000	1,228,220
4.75%, 02/15/2044(8)	423,000	448,380
4.30%, 03/15/2045(8)	475,000	478,562
4.00%, 12/01/2046(8)	16,000	15,550
Pennsylvania Electric Co.
5.20%, 04/01/2020	780,000	791,409
Perusahaan Listrik Negara PT
5.45%, 05/21/2028(2)	11,800,000	13,587,944
PPL WEM Ltd. / Western Power Distribution Ltd.
5.38%, 05/01/2021(2)	2,615,000	2,698,347
Public Service Co. of New Mexico
3.85%, 08/01/2025	7,000,000	7,296,318
Public Service Enterprise Group, Inc.
2.00%, 11/15/2021	600,000	598,151
2.65%, 11/15/2022	1,526,000	1,547,382
Puget Energy, Inc.
6.50%, 12/15/2020	2,903,000	3,039,384
San Diego Gas & Electric Co.
3.75%, 06/01/2047	24,000	25,547
Sempra Energy
2.40%, 03/15/2020	3,592,000	3,593,591
3.25%, 06/15/2027	8,634,000	8,868,570
3.40%, 02/01/2028	3,037,000	3,137,788
Southern California Edison Co.
3.65%, 03/01/2028	40,000	42,809
6.65%, 04/01/2029	192,000	236,845
6.00%, 01/15/2034	20,000	25,222
5.75%, 04/01/2035	70,000	85,955
Southern California Gas Co.
5.13%, 11/15/2040	12,000	14,909
Southern Co.
2.35%, 07/01/2021	1,425,000	1,429,282
3.25%, 07/01/2026	8,000,000	8,265,297

Southern Co. Gas Capital Corp.
3.50%, 09/15/2021	3,700,000	3,778,894
5.88%, 03/15/2041	1,920,000	2,475,630
4.40%, 05/30/2047	1,915,000	2,162,810
Southern Power Co.
2.71% (3 Month LIBOR USD + 0.55%), 12/20/2020(1)(2)	600,000	600,050
Southwestern Electric Power Co.
4.10%, 09/15/2028	10,000,000	11,075,085
Spire, Inc.
3.54%, 02/27/2024	5,000,000	5,127,779
State Grid Overseas Investment 2016 Ltd.
2.75%, 05/04/2022(2)	404,000	407,116
3.75%, 05/02/2023(2)	4,235,000	4,433,192
Talen Energy Supply LLC
6.63%, 01/15/2028(2)	250,000	245,625
Tucson Electric Power Co.
5.15%, 11/15/2021	2,515,000	2,626,131
3.05%, 03/15/2025	3,000,000	3,060,053
Vistra Operations Co. LLC
3.55%, 07/15/2024(2)	9,784,000	9,849,976
5.50%, 09/01/2026(2)	2,730,000	2,856,126
4.30%, 07/15/2029(2)	3,095,000	3,176,241
WEC Energy Group, Inc.
3.38%, 06/15/2021	5,175,000	5,287,075

		321,350,696

Total Corporate Bonds (Cost: $5,795,631,231)		6,047,473,105

Convertible Securities – 0.15%
Communications – 0.04%
DISH Network Corp.
2.38%, 03/15/2024	7,520,000	6,608,010
3.38%, 08/15/2026	60,000	54,972

		6,662,982

Consumer, Cyclical – 0.02%
Caesars Entertainment Corp.
5.00%, 10/01/2024	1,634,430	2,775,741

Consumer, Non-cyclical – 0.02%
BioMarin Pharmaceutical, Inc.
1.50%, 10/15/2020	165,000	169,923
0.60%, 08/01/2024	3,970,000	3,902,497

		4,072,420

Energy – 0.03%
Chesapeake Energy Corp.
5.50%, 09/15/2026	3,940,000	2,354,150
Nabors Industries, Inc.
0.75%, 01/15/2024	5,710,000	3,641,265
SM Energy Co.
1.50%, 07/01/2021	285,000	257,048
Whiting Petroleum Corp.
1.25%, 04/01/2020	212,000	206,755

		6,459,218

Industrials – 0.01%
Greenbrier Companies, Inc.
2.88%, 02/01/2024	1,993,000	1,890,571

Technology – 0.03%
Nuance Communications, Inc.
1.00%, 12/15/2035	5,850,000	5,528,250

Total Convertible Securities (Cost: $30,179,273)		27,389,182

Government Related – 19.36%
Abu Dhabi Government International Bond
2.50%, 10/11/2022(2)	500,000	505,000
3.13%, 10/11/2027(2)	1,200,000	1,259,990
Africa Finance Corp.
3.88%, 04/13/2024(2)	1,085,000	1,117,420
Argentina Bocon
51.60% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.00%), 10/04/2022(1)	ARS 3,900,000	61,095

Argentina Bonar Bonds
62.61% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 03/01/2020(1)		119,330,000	1,115,354
55.47% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 2.00%), 04/03/2022(1)		170,489,000	1,396,174
Argentina POM Politica Monetaria
80.14% (Argentina Blended Historical Policy Rate + 0.00%), 06/21/2020(1)		1,983,825,000	16,041,420
Argentine Republic Government International Bond
3.88%, 01/15/2022	EUR	16,200,000	6,888,070
5.63%, 01/26/2022		$445,000	191,354
4.63%, 01/11/2023		8,716,000	3,630,301
3.38%, 01/15/2023	EUR	1,100,000	455,599
7.50%, 04/22/2026		$150,000	66,001
5.00%, 01/15/2027	EUR	2,000,000	836,035
6.88%, 01/26/2027		$300,000	125,703
5.25%, 01/15/2028	EUR	500,000	209,826
7.82%, 12/31/2033		220,176	114,418
7.13%, 07/06/2036		$200,000	85,002
3.38%, 12/31/2038(4)	EUR	179,000	74,314
3.75%, 12/31/2038(4)		$8,696,000	3,413,267
6.25%, 11/09/2047	EUR	100,000	43,138
6.88%, 01/11/2048		$1,200,000	504,012
Autonomous Community of Catalonia
4.95%, 02/11/2020	EUR	50,000	55,368
4.90%, 09/15/2021		50,000	58,721
City of New York NY
3.55%, 12/01/2028		$3,645,000	3,955,481
Colombia Government International Bond
2.63%, 03/15/2023		440,000	441,654
4.00%, 02/26/2024		42,755,000	45,063,770
4.50%, 01/28/2026		525,000	573,300
Commonwealth of Puerto Rico
5.00%, 07/01/2021(8)		240,000	156,300
4.13%, 07/01/2022(8)		100,000	63,375
5.70%, 07/01/2023(8)		170,000	123,675
5.25%, 07/01/2026(8)		200,000	149,250
5.00%, 07/01/2028(8)		20,000	14,900

5.13%, 07/01/2028(8)		30,000	22,200
5.38%, 07/01/2030(8)		165,000	117,356
5.13%, 07/01/2031(8)		2,590,000	1,923,075
5.50%, 07/01/2032(8)		1,610,000	1,189,388
8.00%, 07/01/2035(8)		800,000	481,000
5.13%, 07/01/2037(8)		190,000	121,363
5.25%, 07/01/2037(8)		100,000	74,625
5.75%, 07/01/2038(8)		80,000	58,300
6.00%, 07/01/2038(8)		610,000	459,025
5.50%, 07/01/2039(8)		520,000	340,600
6.00%, 07/01/2039(8)		55,000	40,494
6.50%, 07/01/2040(8)		30,000	22,050
5.00%, 07/01/2041(8)		395,000	249,344
5.75%, 07/01/2041(8)		100,000	71,500
Dominican Republic International Bond
6.60%, 01/28/2024		500,000	549,375
Egypt Government International Bond
5.58%, 02/21/2023(2)		200,000	204,107
European Investment Bank
2.38%, 05/13/2021		20,185,000	20,388,994
Export Credit Bank of Turkey
8.25%, 01/24/2024(2)		1,000,000	1,056,680
Hazine Mustesarligi Varlik Kiralama AS
5.80%, 02/21/2022(2)		7,960,000	8,115,045
Indonesia Government International Bond
3.70%, 01/08/2022(2)		7,010,000	7,200,469
3.75%, 04/25/2022(2)		6,495,000	6,696,332
2.95%, 01/11/2023		1,895,000	1,918,443
4.13%, 01/15/2025		5,495,000	5,847,191
Inter-American Development Bank
2.63%, 04/19/2021		20,000,000	20,258,186
International Bank for Reconstruction & Development
2.75%, 07/23/2021		20,000,000	20,369,481
Israel Government Bond - Fixed
5.50%, 01/31/2042	ILS	54,000,000	25,858,610

Los Angeles Department of Water
6.01%, 07/01/2039		$675,000	899,950
Malaysia Government Bond
3.49%, 03/31/2020	MYR	16,000,000	3,828,847
3.66%, 10/15/2020		6,795,000	1,631,546
4.05%, 09/30/2021		51,970,000	12,635,944
Massachusetts Educational Financing Authority
3.85%, 04/25/2033		$4,506,195	4,617,002
Mexico Government International Bond
3.75%, 01/11/2028		250,000	257,500
New York City Transitional Finance Authority Future Tax Secured Revenue
2.80%, 02/01/2026		1,850,000	1,914,435
5.27%, 05/01/2027		3,500,000	4,173,225
3.95%, 08/01/2032		1,900,000	2,095,928
New York City Water & Sewer System
5.75%, 06/15/2041		240,000	342,802
5.95%, 06/15/2042		560,000	822,674
New York State Dormitory Authority
5.05%, 09/15/2027		1,800,000	2,146,842
Norway Government Bond
3.75%, 05/25/2021(2)	NOK	150,115,000	17,182,324
Oman Government International Bond
5.63%, 01/17/2028(2)		$500,000	491,968
6.00%, 08/01/2029(2)		2,540,000	2,525,471
Peru Government Bond
5.94%, 02/12/2029(2)	PEN	21,282,000	7,157,409
6.95%, 08/12/2031		5,192,000	1,878,008
6.15%, 08/12/2032(2)		17,826,000	6,055,826
Perusahaan Penerbit SBSN Indonesia III
4.35%, 09/10/2024		$400,000	428,800
Peruvian Government International Bond
5.70%, 08/12/2024	PEN	4,100,000	1,355,264
8.20%, 08/12/2026(2)		15,908,000	5,989,845
6.35%, 08/12/2028(2)		12,544,000	4,335,652
5.94%, 02/12/2029		11,140,000	3,746,525

5.94%, 02/12/2029(2)		11,637,000	3,913,672
6.95%, 08/12/2031		1,183,000	427,905
6.95%, 08/12/2031(2)		11,230,000	4,062,024
6.15%, 08/12/2032(2)		2,151,000	733,515
6.90%, 08/12/2037(2)		879,000	318,870
Provincia de Buenos Aires/Government Bonds
63.19% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.83%), 05/31/2022(1)	ARS	15,450,000	111,581
57.85% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 04/12/2025(1)(2)		254,135,000	1,609,463
Puerto Rico Electric Power Authority
6.05%, 07/01/2032(8)		$100,000	79,000
Qatar Government International Bond
3.88%, 04/23/2023(2)		1,700,000	1,797,750
4.50%, 04/23/2028		400,000	455,761
5.10%, 04/23/2048(2)		600,000	766,500
Republic of South Africa Government International Bond
4.88%, 04/14/2026		700,000	722,694
4.85%, 09/30/2029		8,000,000	7,969,200
6.25%, 03/08/2041		920,000	1,007,958
5.38%, 07/24/2044		3,180,000	3,121,106
5.65%, 09/27/2047		9,090,000	9,063,421
5.75%, 09/30/2049		8,000,000	7,959,312
Russian Foreign Bond - Eurobond
4.75%, 05/27/2026		600,000	655,108
Saudi Government International Bond
2.88%, 03/04/2023(2)		2,000,000	2,030,900
4.00%, 04/17/2025(2)		10,200,000	10,925,220
4.00%, 04/17/2025		6,000,000	6,426,600
3.63%, 03/04/2028		600,000	635,904
4.63%, 10/04/2047(2)		800,000	908,200
5.00%, 04/17/2049(2)		1,400,000	1,683,892
State of California
7.95%, 03/01/2036		4,085,000	4,182,346
State of Illinois
5.10%, 06/01/2033		640,000	693,210
6.73%, 04/01/2035		70,000	82,048
7.35%, 07/01/2035		55,000	67,049

Texas Public Finance Authority
8.25%, 07/01/2024		4,660,000	4,707,905
Turkey Government International Bond
5.63%, 03/30/2021		800,000	820,000
7.25%, 12/23/2023		10,800,000	11,417,630
5.75%, 03/22/2024		600,000	597,754
4.63%, 03/31/2025	EUR	6,300,000	7,038,901
7.63%, 04/26/2029		$11,900,000	12,644,892
U.S. Treasury Inflation Indexed Bonds
0.50%, 04/15/2024(9)		48,881,265	49,508,984
0.13%, 07/15/2024(9)		8,703,750	8,700,155
0.25%, 07/15/2029(9)		104,407,437	105,502,160
1.00%, 02/15/2049(9)		58,551,104	66,254,194
U.S. Treasury Note/Bond
2.63%, 08/31/2020		46,770,000	47,097,025
2.75%, 09/30/2020		62,290,000	62,854,503
1.63%, 06/30/2021		65,848,000	65,770,834
1.50%, 08/31/2021		55,230,000	55,066,036
1.50%, 09/30/2021		67,155,000	66,989,736
2.88%, 10/31/2023		21,475,000	22,578,949
2.88%, 11/30/2023		13,165,000	13,855,134
2.38%, 02/29/2024		14,500,000	15,003,535
1.75%, 06/30/2024(10)		176,986,000	178,513,887
1.75%, 07/31/2024		79,528,000	80,245,616
1.25%, 08/31/2024		140,106,000	138,163,123
1.50%, 09/30/2024		134,070,000	133,750,537
2.88%, 05/31/2025		167,200,000	178,734,188
1.88%, 07/31/2026		36,265,000	36,862,806
1.63%, 09/30/2026		106,549,000	106,569,810
2.00%, 11/15/2026(10)		44,737,000	45,878,143
2.25%, 02/15/2027(10)		141,695,000	147,833,271
2.75%, 02/15/2028(10)		40,500,000	43,977,305
2.88%, 08/15/2028		44,165,000	48,569,424
2.63%, 02/15/2029		108,400,000	117,351,468

2.38%, 05/15/2029	115,000,000	122,156,054
1.63%, 08/15/2029	65,057,000	64,774,917
4.63%, 02/15/2040	18,930,000	27,418,182
3.88%, 08/15/2040	32,670,000	43,217,560
4.25%, 11/15/2040	64,100,000	89,018,875
2.50%, 02/15/2045	62,700,000	67,520,063
3.00%, 05/15/2045	30,000,000	35,347,266
2.50%, 05/15/2046(10)	11,105,000	11,969,108
2.88%, 11/15/2046	9,960,000	11,533,369
2.75%, 11/15/2047	250,000	283,389
3.00%, 02/15/2048	30,340,000	36,052,453
3.13%, 05/15/2048	12,780,000	15,546,171
3.00%, 08/15/2048	91,040,000	108,351,825
3.00%, 02/15/2049	124,310,000	148,336,792
2.88%, 05/15/2049	85,011,900	99,231,468
2.25%, 08/15/2049(11)	463,615,000	477,288,022
Uruguay Government International Bond
4.38%, 01/23/2031	250,000	275,878
Venezuela Government International Bond
7.75%, 10/13/2019(8)	100,000	10,750
6.00%, 12/09/2020(8)	30,000	3,225
9.00%, 05/07/2023(8)	7,515,000	807,863
8.25%, 10/13/2024(8)	7,294,000	784,105
7.65%, 04/21/2025(8)	534,000	57,405
11.75%, 10/21/2026(8)	120,000	12,900
9.25%, 09/15/2027(8)	1,049,000	112,768
9.25%, 05/07/2028(8)	420,000	45,150
11.95%, 08/05/2031(8)	3,200,000	344,000
7.00%, 03/31/2038(8)	187,000	20,103

Total Government Related (Cost: $3,497,961,699)		3,604,724,082

Mortgage-Backed Obligations – 32.13%
280 Park Avenue 2017-280P Mortgage Trust
2.91% (1 Month LIBOR USD + 0.88%, 0.88% Floor), 09/15/2034(1)(2)	1,315,632	1,316,243
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033	693,188	720,064
6.00%, 12/25/2033	200,761	203,600

Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034	475,071	495,659
5.50%, 08/25/2034	519,375	540,877
Alternative Loan Trust 2005-56
2.75% (1 Month LIBOR USD + 0.73%, 0.73% Floor), 11/25/2035(1)	5,514,153	5,635,055
Alternative Loan Trust 2005-74T1
6.00%, 01/25/2036	12,865,814	10,872,653
Alternative Loan Trust 2006-HY12
3.94%, 08/25/2036(5)	310,126	323,865
Alternative Loan Trust 2006-OA17
2.24% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 12/20/2046(1)	18,425,785	16,650,906
Alternative Loan Trust 2006-OA22
2.23% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/25/2047(1)	16,339,666	15,677,442
Alternative Loan Trust 2006-OA3
2.22% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 05/25/2036(1)	6,900,474	6,181,626
Alternative Loan Trust 2006-OA7
3.39% (12 Month U.S. Treasury Average + 0.94%, 0.94% Floor), 06/25/2046(1)	13,527,764	12,280,329
Alternative Loan Trust 2006-OC5
2.28% (1 Month LIBOR USD + 0.26%, 0.26% Floor), 06/25/2046(1)	8,344,607	7,509,948
Alternative Loan Trust 2007-HY7C
2.16% (1 Month LIBOR USD + 0.14%, 0.14% Floor), 08/25/2037(1)	3,398,986	3,166,511
Alternative Loan Trust 2007-OA2
2.15% (1 Month LIBOR USD + 0.13%, 0.13% Floor), 03/25/2047(1)	13,360,615	11,023,940
3.29% (12 Month U.S. Treasury Average + 0.84%, 0.84% Floor), 03/25/2047(1)	30,824,204	26,440,180
Alternative Loan Trust 2007-OA4
2.19% (1 Month LIBOR USD + 0.17%, 0.17% Floor), 05/25/2047(1)	2,242,232	2,155,381
Angel Oak Mortgage Trust 2019-3
3.24%, 05/25/2059(2)(5)	5,571,830	5,611,960
Angel Oak Mortgage Trust I LLC 2019-1
3.92%, 11/25/2048(2)(5)	8,538,213	8,671,703
4.02%, 11/25/2048(2)(5)	1,919,140	1,949,075
Angel Oak Mortgage Trust I LLC 2019-2
3.63%, 03/25/2049(2)(5)	3,278,954	3,324,773

3.78%, 03/25/2049(2)(5)	3,566,506	3,617,481
4.07%, 03/25/2049(2)(5)	3,460,000	3,550,743
AREIT 2018-CRE1 Trust
5.13% (1 Month LIBOR USD + 3.10%, 3.10% Floor), 02/14/2035(1)(2)	4,800,000	4,806,000
Ashford Hospitality Trust 2018-ASHF
2.93% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 04/15/2035(1)(2)	1,061,043	1,059,378
3.28% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 04/15/2035(1)(2)	1,530,000	1,525,692
3.43% (1 Month LIBOR USD + 1.40%, 1.40% Floor), 04/15/2035(1)(2)	715,000	712,987
Atrium Hotel Portfolio Trust 2017-ATRM
2.96% (1 Month LIBOR USD + 0.93%, 0.93% Floor), 12/15/2036(1)(2)	3,120,000	3,114,129
3.53% (1 Month LIBOR USD + 1.50%, 1.50% Floor), 12/15/2036(1)(2)	1,095,000	1,093,624
Austin Fairmont Hotel Trust 2019-FAIR
3.50% (1 Month LIBOR USD + 1.25%, 1.25% Floor), 09/15/2032(1)(2)	2,155,000	2,155,433
3.70% (1 Month LIBOR USD + 1.45%, 1.45% Floor), 09/15/2032(1)(2)	5,500,000	5,501,104
Aventura Mall Trust
4.25%, 07/05/2040(2)(5)	5,325,000	6,009,177
BAMLL Commercial Mortgage Securities Trust 2018-PARK
4.23%, 08/10/2038(2)(5)	6,575,000	7,428,922
BAMLL Re-REMIC Trust 2016-RRLD11
6.01%, 06/17/2050(2)(5)	451,013	449,901
6.01%, 06/17/2050(2)(5)	100,000	61,855
Banc of America Commercial Mortgage Trust 2007-5
6.02%, 02/10/2051(5)	6,019,110	6,494,763
Banc of America Funding 2015-R7 Trust
2.71% (12 Month U.S. Treasury Average + 0.92%), 09/26/2046(1)(2)	1,345,041	1,366,006
Banc of America Funding 2015-R8 Trust
3.29%, 11/26/2046(2)(5)	2,055,150	2,087,015
Banc of America Funding 2015-R9 Trust
2.22% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 02/26/2037(1)(2)	15,882,829	15,617,634
Bank 2017-BNK4
4.00%, 05/15/2050	960,000	1,038,945
Bank 2017-BNK5
3.90%, 06/15/2060(5)	1,167,000	1,246,477
Bank 2019-BNK18
3.98%, 05/15/2062	4,550,000	5,016,506

BANK 2019-BNK20
2.76%, 09/15/2061		5,760,000	5,907,352
BANK 2019-BNK21
2.60%, 10/15/2052		6,675,000	6,741,650
3.52%, 10/15/2052		1,960,000	2,018,757
2.85%, 10/17/2052		2,390,000	2,461,640
BBCCRE Trust 2015-GTP
4.70%, 08/10/2033(2)(5)		2,715,000	2,872,356
BBCMS Trust 2018-CBM
3.03% (1 Month LIBOR USD + 1.00%, 1.00% Floor), 07/15/2037(1)(2)		2,945,000	2,944,984
BCAP LLC 2014-RR2
2.39% (1 Month LIBOR USD + 0.24%, 0.24% Floor), 10/26/2036(1)(2)		16,631,913	15,608,490
Bear Stearns ALT-A Trust 2005-1
3.14% (1 Month LIBOR USD + 1.13%, 0.75% Floor, 11.50% Cap), 01/25/2035(1)		6,653,235	6,274,491
Bear Stearns ARM Trust 2003-3
5.07%, 05/25/2033(5)		636,407	655,445
Bear Stearns Commercial Mortgage Securities Trust 2006-TOP24
5.66%, 10/12/2041(2)(5)		9,336,135	9,668,735
Benchmark 2019-B13 Mortgage Trust
2.70%, 08/15/2057		7,750,000	7,876,830
3.18%, 08/15/2057		2,902,000	3,012,690
Brass NO 8 Plc
0.00% (3 Month LIBOR USD + 0.70%), 11/16/2066(1)(2)(3)		3,000,000	3,002,040
Brunel Residential Mortgage Securitisation No 1 Plc
0.99% (3 Month LIBOR GBP + 0.22%), 01/13/2039(1)	GBP	1,125,401	1,354,043
BX Commercial Mortgage Trust 2019-IMC
3.33% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 04/15/2034(1)(2)		$4,870,000	4,873,051
4.18% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 04/15/2034(1)(2)		4,215,000	4,238,694
BXP Trust 2017-GM
3.38%, 06/13/2039(2)		6,185,000	6,620,099
CALI Mortgage Trust 2019-101C
3.96%, 03/10/2039(2)		5,010,000	5,621,098
Cantor Commercial Real Estate Lending 2019-CF1
4.18%, 05/15/2052(5)		3,445,000	3,814,597
4.35%, 05/15/2052(5)		3,220,000	3,489,823

Cantor Commercial Real Estate Lending 2019-CF2
2.62%, 11/15/2052	6,655,000	6,721,509
3.27%, 11/15/2052(5)	2,780,000	2,863,394
CD 2007-CD5 Mortgage Trust
6.42%, 11/15/2044(2)(5)	1,776,303	1,777,191
CD 2018-CD7 Mortgage Trust
5.01%, 08/15/2051(5)	8,190,000	9,189,156
CGBAM Commercial Mortgage Trust 2015-SMRT
2.81%, 04/10/2028(2)	1,500,000	1,501,673
CGGS Commercial Mortgage Trust 2018-WSS
2.93% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 02/15/2037(1)(2)	3,950,000	3,932,702
3.13% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 02/15/2037(1)(2)	1,715,000	1,707,483
3.38% (1 Month LIBOR USD + 1.35%, 1.35% Floor), 02/15/2037(1)(2)	1,580,000	1,575,055
4.33% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 02/15/2037(1)(2)	3,870,000	3,862,721
CGRBS Commercial Mortgage Trust 2013-VN05
3.37%, 03/13/2035(2)	2,880,000	3,023,039
CHL Mortgage Pass-Through Trust Resecuritization 2008-3R
6.00%, 08/25/2037(2)	7,107,707	5,673,042
CIM Trust
4.10% (1 Month LIBOR USD + 2.00%, 2.00% Floor), 10/25/2057(1)(2)	4,813,546	4,874,231
CIM Trust 2018-R4
4.07%, 12/26/2057(2)(5)	19,289,103	19,519,019
CIM Trust 2018-R5
3.75%, 07/25/2058(2)(5)	15,042,086	15,227,989
CIM Trust 2018-R6
3.18% (1 Month LIBOR USD + 1.08%, 1.08% Floor), 09/25/2058(1)(2)	18,299,365	18,163,028
Citigroup Commercial Mortgage Trust 2015-GC27
2.69%, 02/10/2048	1,243,720	1,243,133
3.57%, 02/10/2048	430,000	452,404
Citigroup Commercial Mortgage Trust 2015-GC33
4.11%, 09/10/2058	1,350,000	1,466,365
Citigroup Commercial Mortgage Trust 2016-P3
3.06%, 04/15/2049	1,225,000	1,276,081
Citigroup Commercial Mortgage Trust 2017-P7
3.92%, 04/14/2050	2,140,000	2,334,042

Citigroup Commercial Mortgage Trust 2018-B2
4.83%, 03/10/2051(5)		1,195,000	1,286,277
Citigroup Mortgage Loan Trust 2018-A
4.00%, 01/25/2068(2)(5)		1,243,095	1,244,501
Citigroup Mortgage Loan Trust 2018-C
4.13%, 03/25/2059(2)(4)		4,600,488	4,626,381
Citigroup Mortgage Loan Trust 2019-B
3.26%, 04/25/2066(2)(5)		3,480,006	3,479,729
Citigroup Mortgage Loan Trust 2019-RP1
3.50%, 01/25/2066(2)(5)		3,799,788	3,894,409
Civic Mortgage LLC 2018-2
4.35%, 11/25/2022(2)(4)		237,828	238,268
Clavis Securities Plc
0.95% (3 Month LIBOR GBP + 0.17%), 12/15/2032(1)	GBP	1,096,630	1,298,299
CLNS Trust 2017-IKPR
2.85% (1 Month LIBOR USD + 0.80%, 0.80% Floor), 06/11/2032(1)(2)		$315,000	314,211
COLT 2018-1 Mortgage Loan Trust
2.93%, 02/25/2048(2)(5)		409,101	408,871
2.98%, 02/25/2048(2)(5)		117,306	117,241
COLT 2018-2 Mortgage Loan Trust
3.47%, 07/27/2048(2)(5)		2,371,242	2,379,328
4.19%, 07/27/2048(2)(5)		1,095,000	1,110,745
COLT 2018-3 Mortgage Loan Trust
3.87%, 10/26/2048(2)(5)		2,039,723	2,052,859
COLT 2018-4 Mortgage Loan Trust
4.01%, 12/28/2048(2)(5)		3,281,984	3,319,566
4.11%, 12/28/2048(2)(5)		2,721,646	2,756,826
COLT 2019-1 Mortgage Loan Trust
3.71%, 03/25/2049(2)(5)		8,524,992	8,644,870
COLT 2019-2 Mortgage Loan Trust
3.34%, 05/25/2049(2)(5)		6,894,451	7,012,975
3.54%, 05/25/2049(2)(5)		4,731,815	4,812,839
COLT 2019-3 Mortgage Loan Trust
2.76%, 08/25/2049(2)(5)		4,069,958	4,090,721

COMM 2013-300P Mortgage Trust
4.35%, 08/10/2030(2)	720,000	771,293
COMM 2013-SFS Mortgage Trust
3.09%, 04/12/2035(2)(5)	1,445,000	1,483,213
COMM 2014-277P Mortgage Trust
3.73%, 08/10/2049(2)(5)	735,000	782,650
COMM 2014-CCRE20 Mortgage Trust
3.94%, 11/10/2047	1,115,000	1,185,148
COMM 2014-CR14 Mortgage Trust
4.79%, 02/10/2047(5)	5,465,000	5,696,408
Comm 2014-UBS2 Mortgage Trust
5.14%, 03/10/2047(5)	800,000	846,676
COMM 2014-UBS6 Mortgage Trust
4.60%, 12/10/2047(5)	1,013,000	1,046,777
COMM 2015-CCRE24 Mortgage Trust
3.70%, 08/10/2048	1,990,000	2,137,853
COMM 2015-CCRE25 Mortgage Trust
4.69%, 08/10/2048(5)	5,470,000	5,928,958
4.69%, 08/10/2048(5)	964,000	1,018,055
COMM 2015-DC1 Mortgage Trust
3.72%, 02/10/2048	2,495,000	2,615,713
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050	515,000	556,300
4.58%, 07/10/2050(5)	440,000	472,921
COMM 2016-787S Mortgage Trust
3.55%, 02/10/2036(2)	760,000	808,959
COMM 2017-COR2 Mortgage Trust
3.51%, 09/10/2050	3,110,000	3,338,056
COMM 2017-PANW Mortgage Trust
3.53%, 10/10/2029(2)(5)	1,285,000	1,344,696
Connecticut Avenue Securities Trust 2018-R07
2.77% (1 Month LIBOR USD + 0.75%), 04/25/2031(1)(2)	1,245,241	1,245,423
Connecticut Avenue Securities Trust 2019-R01
2.87% (1 Month LIBOR USD + 0.85%), 07/25/2031(1)(2)	4,897,012	4,901,320
Connecticut Avenue Securities Trust 2019-R02
2.87% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 08/25/2031(1)(2)	2,107,608	2,109,374

Connecticut Avenue Securities Trust 2019-R03
2.77% (1 Month LIBOR USD + 0.75%), 09/25/2031(1)(2)	3,111,128	3,112,143
Core Industrial Trust 2015-CALW
3.04%, 02/10/2034(2)	3,131,564	3,198,080
Core Industrial Trust 2015-TEXW
3.08%, 02/10/2034(2)	5,725,713	5,852,153
Credit Suisse Mortgage Capital Certificates 19-RPL4
3.83%, 08/26/2058(2)	737,800	746,228
Credit Suisse Mortgage Capital Certificates 2019-ICE4
3.63% (1 Month LIBOR USD + 1.60%, 1.60% Floor), 05/15/2036(1)(2)	5,465,000	5,471,830
4.18% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 05/15/2036(1)(2)	2,375,000	2,380,940
Csail 2015-C2 Commercial Mortgage Trust
3.85%, 06/15/2057(5)	8,560,000	9,052,833
CSAIL 2016-C6 Commercial Mortgage Trust
3.09%, 01/15/2049	840,000	875,792
CSAIL 2016-C7 Commercial Mortgage Trust
3.96%, 11/15/2049(5)	6,160,000	6,582,718
CSAIL 2019-C16 Commercial Mortgage Trust
3.33%, 06/15/2052	10,970,000	11,683,960
CSAIL 2019-C17 Commercial Mortgage Trust
2.76%, 09/15/2052	6,050,000	6,167,413
3.28%, 09/15/2052	2,625,000	2,730,275
3.48%, 09/15/2052	3,015,000	3,135,623
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27
5.75%, 11/25/2033	111,459	116,539
CSMC 2014-USA OA LLC
4.37%, 09/15/2037(2)	6,175,000	6,151,179
CSMC 2018-RPL2 Trust
4.03%, 08/25/2062(2)(4)	2,669,151	2,682,894
CSMC 2018-RPL7 Trust
4.00%, 08/26/2058(2)	1,692,366	1,710,528
CSMC Trust 2013-5R
2.73% (1 Month LIBOR USD + 0.25%, 0.25% Floor), 02/27/2036(1)(2)	8,040,913	7,786,642
CSMC Trust 2015-GLPB
3.94%, 11/15/2034(2)(5)	560,000	586,191

DBCG 2017-BBG Mortgage Trust
2.73% (1 Month LIBOR USD + 0.70%, 0.70% Floor), 06/15/2034(1)(2)		2,645,000	2,638,379
DBJPM 17-C6 Mortgage Trust
3.79%, 06/10/2050(5)		2,750,000	2,926,626
Deephave Residential Mortgage Trust 2019-2
3.56%, 04/25/2059(2)(5)		4,325,466	4,364,266
Deephaven Residential Mortgage Trust 2018-1
2.98%, 12/25/2057(2)(5)		394,167	393,666
Deephaven Residential Mortgage Trust 2018-2
3.48%, 04/25/2058(2)(5)		2,109,726	2,124,546
Deephaven Residential Mortgage Trust 2019-1
3.74%, 01/25/2059(2)(5)		3,657,401	3,692,076
Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust Series 2005-2
2.42% (1 Month LIBOR USD + 0.40%, 0.40% Floor), 04/25/2035(1)		5,363,500	5,130,613
Eleven Madison Trust 2015-11MD Mortgage Trust
3.67%, 09/10/2035(2)(5)		3,110,000	3,330,492
EOS European Loan Conduit No 35 DAC
1.00% (3 Month EURIBOR + 1.00%, 1.00% Floor, 5.00% Cap), 04/22/2024(1)(2)	EUR	1,195,284	1,304,440
Eurosail-UK 2007-5np Plc
1.55% (3 Month LIBOR GBP + 0.77%), 09/13/2045(1)	GBP	10,572,773	12,343,512
Eurosail-UK 2007-6nc Plc
1.48% (3 Month LIBOR GBP + 0.70%, 0.70% Floor), 09/13/2045(1)		262,005	311,530
Fannie Mae
3.50%, 10/01/2034(12)		$5,187,500	5,365,415
Fannie Mae Connecticut Avenue Securities
6.57% (1 Month LIBOR USD + 4.55%), 02/25/2025(1)		1,003,418	1,040,859
3.17% (1 Month LIBOR USD + 1.15%), 09/25/2029(1)		326,728	327,237
4.22% (1 Month LIBOR USD + 2.20%, 2.20% Floor), 08/25/2030(1)		1,210,000	1,218,669
4.17% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 10/25/2030(1)		2,370,000	2,388,163
4.57% (1 Month LIBOR USD + 2.55%, 2.55% Floor), 12/25/2030(1)		13,725,000	13,960,812
2.74% (1 Month LIBOR USD + 0.72%, 0.72% Floor), 01/25/2031(1)		5,531,788	5,533,926
4.37% (1 Month LIBOR USD + 2.35%, 2.35% Floor), 01/25/2031(1)		3,915,000	3,959,418
2.57% (1 Month LIBOR USD + 0.55%, 0.55% Floor), 03/25/2031(1)		2,022,086	2,021,480
4.12% (1 Month LIBOR USD + 2.10%, 2.10% Floor), 03/25/2031(1)		1,980,000	1,992,700

Fannie Mae or Freddie Mac
3.50%, 11/01/2034(12)	5,187,500	5,366,226
3.00%, 11/01/2048(12)	250,850,000	254,514,760
5.00%, 11/01/2048(12)	11,825,000	12,675,846
2.50%, 11/01/2049(12)	27,950,000	27,797,796
Fannie Mae Pool
3.47%, 12/01/2026	2,882,059	3,121,755
3.22%, 01/01/2027	3,565,000	3,822,294
2.82%, 05/01/2028	2,157,889	2,265,782
3.49%, 06/01/2028	8,500,000	9,362,067
3.00%, 10/01/2028	377,465	387,670
3.24%, 06/01/2029	5,420,000	5,881,400
3.24%, 06/01/2029	5,580,000	6,055,021
4.24%, 12/01/2029	11,612,397	13,356,753
3.00%, 02/01/2030	11,817,173	12,115,570
3.00%, 03/01/2030	11,866,524	12,137,662
3.00%, 05/01/2030	196,711	202,041
2.50%, 07/01/2030	814,864	825,149
2.50%, 07/01/2030	610,756	618,465
2.50%, 08/01/2030	1,460,494	1,478,935
3.55%, 08/01/2030	1,491,806	1,652,168
3.00%, 09/01/2030	2,226,232	2,289,283
3.00%, 12/01/2030	902,221	926,613
3.00%, 09/01/2031	798,458	820,041
2.50%, 11/01/2031	1,953,951	1,979,735
3.50%, 11/01/2031	2,735,926	2,829,021
2.50%, 01/01/2032	2,383,183	2,405,690
2.50%, 02/01/2032	6,460,928	6,524,098
3.00%, 06/01/2032	1,873,176	1,918,202
3.00%, 07/01/2032	18,294,655	18,730,697
3.25%, 07/01/2032	4,133,707	4,510,584
3.00%, 08/01/2032	5,368,093	5,496,686
3.00%, 09/01/2032	5,812,084	5,958,665
3.50%, 11/01/2032	1,877,896	1,972,128
3.00%, 12/01/2032	8,402,099	8,624,182
3.00%, 04/01/2033	5,021	5,144

3.00%, 04/01/2033	2,393,798	2,453,207
3.00%, 06/01/2033	12,810	13,068
3.00%, 10/01/2033	2,181,846	2,250,043
3.00%, 11/01/2033	1,436,630	1,478,731
6.00%, 03/01/2034	2,029,156	2,334,933
3.45%, 05/01/2034	10,464,000	11,544,876
5.50%, 05/01/2034	1,707,246	1,930,762
3.00%, 07/01/2034	32,337,858	33,075,838
5.50%, 07/01/2034	418,374	473,196
2.50%, 09/01/2034	19,558,150	19,729,230
3.50%, 02/01/2035	162,185	168,750
5.00%, 07/01/2035	842,906	930,600
4.50%, 11/01/2035	367,234	397,262
3.50%, 01/01/2036	1,476,721	1,535,989
5.00%, 02/01/2036	1,355,164	1,496,769
6.00%, 06/01/2036	13,186	15,177
5.50%, 07/01/2036	160,681	181,667
3.00%, 11/01/2036	1,931,991	1,996,084
3.00%, 11/01/2036	240,529	248,794
3.00%, 11/01/2036	1,682,816	1,731,287
3.00%, 12/01/2036	300,894	311,233
3.00%, 12/01/2036	2,150,306	2,212,245
3.00%, 10/01/2037	48,830	50,224
3.21%, 11/01/2037	11,209,508	12,044,305
3.50%, 01/01/2038	7,931,035	8,224,878
3.00%, 03/01/2038	3,570,484	3,673,127
6.00%, 07/01/2038	1,348,810	1,552,490
6.00%, 10/01/2038	77,653	89,386
5.50%, 12/01/2039	354,175	399,050
5.50%, 03/01/2040	1,955,568	2,211,804
5.00%, 05/01/2040	33,540	37,040
6.50%, 05/01/2040	480,118	556,119
5.00%, 06/01/2040	10,868	12,002
4.50%, 08/01/2040	105,025	113,645
4.50%, 09/01/2040	40,013	43,354

4.00%, 11/01/2040	369,020	394,162
4.00%, 11/01/2040	2,926,068	3,110,177
4.00%, 11/01/2040	100,746	107,636
4.50%, 11/01/2040	2,617,102	2,835,001
4.00%, 12/01/2040	252,146	269,332
4.00%, 01/01/2041	183,292	195,819
4.50%, 01/01/2041	26,945	29,199
4.00%, 02/01/2041	183,014	195,521
4.00%, 02/01/2041	809,238	864,564
4.00%, 02/01/2041	600,671	641,852
4.50%, 02/01/2041	361,285	391,454
5.00%, 02/01/2041	792,278	874,286
5.50%, 06/01/2041	363,613	407,768
5.00%, 07/01/2041	985,332	1,087,264
6.00%, 07/01/2041	6,361,068	7,321,921
4.50%, 08/01/2041	45,508	49,315
5.00%, 08/01/2041	337,290	370,658
4.00%, 09/01/2041	357,369	381,800
4.50%, 11/01/2041	705,192	760,736
3.50%, 12/01/2041	74,967	79,076
4.00%, 01/01/2042	3,367,726	3,597,974
4.00%, 01/01/2042	52,358	55,926
4.00%, 02/01/2042	86,884	92,812
5.50%, 02/01/2042	1,399,230	1,563,700
5.50%, 02/01/2042	845,007	953,192
4.00%, 03/01/2042	3,339,123	3,575,675
5.00%, 03/01/2042	567,814	625,312
3.50%, 06/01/2042	105,026	110,080
3.50%, 06/01/2042	66,407	69,603
3.48%, 07/01/2042	4,134,184	4,506,840
3.50%, 07/01/2042	652,095	683,592
3.50%, 07/01/2042	89,006	93,283
3.50%, 08/01/2042	177,626	186,170
4.00%, 08/01/2042	3,289,986	3,501,894
3.50%, 09/01/2042	256,499	268,818

3.50%, 09/01/2042	197,870	207,370
2.50%, 12/01/2042	271,855	271,651
3.50%, 12/01/2042	1,241,409	1,301,154
3.50%, 12/01/2042	2,016,598	2,114,009
2.50%, 01/01/2043	840,233	839,605
2.50%, 01/01/2043	621,770	621,305
3.00%, 01/01/2043	2,737,208	2,821,073
3.00%, 01/01/2043	12,461	12,836
3.50%, 01/01/2043	288,176	302,118
3.50%, 01/01/2043	112,537	117,797
2.50%, 02/01/2043	515,487	515,101
3.00%, 02/01/2043	712,490	733,912
3.00%, 02/01/2043	15,037	15,489
3.00%, 02/01/2043	4,038,638	4,162,407
3.00%, 03/01/2043	12,661	13,043
3.00%, 03/01/2043	30,643	31,565
3.00%, 03/01/2043	127,507	131,333
3.50%, 03/01/2043	1,185,508	1,242,567
2.50%, 04/01/2043	361,572	361,302
3.00%, 04/01/2043	14,051	14,473
3.00%, 04/01/2043	834,202	859,817
3.50%, 04/01/2043	102,295	107,312
3.00%, 05/01/2043	1,496,425	1,542,356
3.50%, 05/01/2043	468,133	490,665
3.00%, 06/01/2043	3,359,489	3,461,464
3.50%, 06/01/2043	151,738	159,710
3.50%, 06/01/2043	947,695	995,736
3.50%, 06/01/2043	1,837,156	1,930,196
3.00%, 07/01/2043	339,679	350,282
3.50%, 07/01/2043	183,871	193,505
3.50%, 07/01/2043	130,759	137,008
3.00%, 08/01/2043	8,551,683	8,813,804
3.00%, 08/01/2043	161,601	165,162
3.00%, 08/01/2043	307,475	316,722
3.50%, 08/01/2043	114,141	119,635

3.50%, 08/01/2043	119,418	125,360
3.50%, 09/01/2043	517,313	543,508
4.00%, 09/01/2043	1,922,187	2,047,034
3.50%, 10/01/2043	346,084	362,667
5.50%, 10/01/2043	660,505	744,774
4.00%, 12/01/2043	3,743,199	3,979,312
3.50%, 01/01/2044	1,128,654	1,185,737
3.50%, 01/01/2044	2,659,730	2,787,743
3.50%, 01/01/2044	8,534,646	8,945,762
3.50%, 01/01/2044	587,116	615,369
3.00%, 02/01/2044	447,149	460,607
3.00%, 02/01/2044	38,694	39,548
3.00%, 03/01/2044	8,091,509	8,339,480
3.50%, 03/01/2044	233,772	246,309
5.50%, 05/01/2044	6,979,129	7,884,085
5.50%, 05/01/2044	452,186	511,411
3.50%, 07/01/2044	812,040	854,045
3.00%, 09/01/2044	66,444	68,444
5.00%, 11/01/2044	3,296,963	3,640,429
3.50%, 12/01/2044	413,066	432,947
3.50%, 02/01/2045	513,041	537,736
4.50%, 02/01/2045	597,957	643,966
5.00%, 02/01/2045	1,324,571	1,450,761
3.00%, 04/01/2045	31,732	32,690
3.50%, 04/01/2045	66,371	69,476
3.50%, 04/01/2045	1,663,665	1,733,303
3.00%, 05/01/2045	1,338,620	1,373,907
3.00%, 05/01/2045	657,344	677,515
3.50%, 05/01/2045	2,160,509	2,250,964
3.50%, 05/01/2045	1,844,544	1,930,731
3.50%, 06/01/2045	2,375,242	2,486,422
3.50%, 06/01/2045	2,922,046	3,044,363
4.00%, 06/01/2045	7,756,605	8,187,832
4.50%, 06/01/2045	384,922	415,195
3.00%, 07/01/2045	6,214,064	6,397,074

3.00%, 07/01/2045	1,023,630	1,048,717
3.50%, 07/01/2045	2,900,587	3,024,085
4.00%, 07/01/2045	1,088,969	1,149,213
5.00%, 07/01/2045	698,686	770,250
3.50%, 08/01/2045	63,326	66,016
3.50%, 09/01/2045	5,163,218	5,422,998
4.00%, 09/01/2045	130,955	138,174
4.00%, 09/01/2045	166,634	175,852
3.50%, 10/01/2045	394,367	411,159
4.00%, 10/01/2045	3,444,387	3,635,165
3.50%, 11/01/2045	7,844,703	8,172,003
3.50%, 11/01/2045	429,686	447,940
3.50%, 12/01/2045	9,045,675	9,424,024
3.50%, 12/01/2045	1,517,094	1,580,412
4.00%, 12/01/2045	168,461	177,910
4.00%, 12/01/2045	1,171,757	1,237,446
4.00%, 12/01/2045	653,160	689,990
4.00%, 12/01/2045	5,881,159	6,208,379
3.50%, 01/01/2046	36,069	37,753
3.50%, 01/01/2046	103,889	108,228
4.50%, 02/01/2046	2,843,062	3,055,697
3.00%, 03/01/2046	1,050,461	1,075,902
4.00%, 03/01/2046	1,714,497	1,810,082
4.50%, 03/01/2046	2,106,719	2,268,188
3.50%, 04/01/2046	668,615	696,249
3.00%, 05/01/2046	14,125,654	14,471,204
3.50%, 05/01/2046	681,972	714,795
3.00%, 06/01/2046	397,347	407,830
3.50%, 06/01/2046	2,772,455	2,941,369
3.50%, 06/01/2046	3,605,511	3,773,948
3.50%, 06/01/2046	1,823,274	1,894,283
3.50%, 06/01/2046	5,731,579	5,968,393
3.50%, 06/01/2046	870,658	904,894
3.00%, 07/01/2046	2,891,944	2,962,561
3.50%, 07/01/2046	1,757,612	1,830,432

3.00%, 08/01/2046	127,990	130,809
3.50%, 08/01/2046	797,811	839,215
3.00%, 09/01/2046	151,218	155,769
3.50%, 09/01/2046	7,376,846	7,668,634
4.00%, 09/01/2046	2,377,367	2,506,265
4.00%, 09/01/2046	97,595	102,980
4.50%, 09/01/2046	2,366,659	2,546,618
3.00%, 10/01/2046	5,144,053	5,270,229
3.00%, 11/01/2046	2,318,617	2,379,792
3.00%, 11/01/2046	896,893	920,556
3.00%, 11/01/2046	1,826,066	1,870,860
3.00%, 11/01/2046	4,772,045	4,921,555
3.00%, 11/01/2046	2,111,417	2,167,124
3.00%, 11/01/2046	5,460,808	5,594,752
3.00%, 11/01/2046	2,049,245	2,099,509
3.00%, 11/01/2046	669,678	686,069
3.00%, 11/01/2046	1,184,079	1,214,532
3.00%, 12/01/2046	4,668,359	4,791,524
3.00%, 12/01/2046	5,789,655	5,931,664
3.50%, 12/01/2046	4,369,146	4,529,188
3.50%, 12/01/2046	2,267,281	2,352,074
4.00%, 12/01/2046	6,022,069	6,325,899
3.00%, 01/01/2047	2,918,874	3,003,081
3.00%, 01/01/2047	43,314,136	44,336,045
3.00%, 01/01/2047	3,945,893	4,046,749
3.50%, 01/01/2047	4,829,731	5,069,136
3.50%, 01/01/2047	1,725,512	1,788,527
3.50%, 01/01/2047	24,875,290	25,827,747
3.50%, 01/01/2047	1,091,952	1,131,862
3.00%, 02/01/2047	3,956,729	4,077,073
3.50%, 02/01/2047	1,646,256	1,708,380
3.50%, 02/01/2047	1,247,666	1,292,978
4.00%, 02/01/2047	5,431,002	5,723,437
4.00%, 02/01/2047	3,011,395	3,174,661
3.50%, 03/01/2047	238,834	247,455

4.00%, 03/01/2047	2,987,257	3,134,143
3.00%, 04/01/2047	2,288,209	2,348,562
3.50%, 04/01/2047	5,025,392	5,204,361
4.00%, 04/01/2047	3,309,261	3,471,721
4.00%, 05/01/2047	3,605,006	3,807,024
4.00%, 05/01/2047	4,712,882	4,942,007
3.00%, 06/01/2047	2,496,052	2,574,072
3.50%, 06/01/2047	1,812,457	1,875,613
4.00%, 06/01/2047	5,455,616	5,733,253
4.00%, 06/01/2047	1,841,057	1,931,120
4.00%, 07/01/2047	4,675,239	4,911,925
3.00%, 08/01/2047	12,630,394	12,994,007
3.50%, 08/01/2047	16,013,759	16,762,068
4.00%, 08/01/2047	3,115,806	3,264,323
4.00%, 08/01/2047	4,137,685	4,348,897
4.00%, 08/01/2047	10,291,343	10,807,980
3.50%, 09/01/2047	9,810,090	10,131,148
3.50%, 09/01/2047	4,567,945	4,721,408
3.00%, 10/01/2047	4,514,390	4,616,179
4.00%, 10/01/2047	14,006,746	14,682,591
3.00%, 11/01/2047	6,682,875	6,858,787
3.50%, 11/01/2047	21,476,819	22,221,568
4.50%, 11/01/2047	3,454,286	3,738,292
3.50%, 12/01/2047	11,127,412	11,644,927
3.50%, 12/01/2047	5,169,882	5,410,123
3.50%, 12/01/2047	4,534,486	4,736,103
3.50%, 01/01/2048	9,417,723	9,871,107
3.50%, 01/01/2048	3,926,093	4,122,330
3.50%, 02/01/2048	2,672,045	2,781,466
4.50%, 05/01/2048	10,311,330	11,164,954
4.50%, 05/01/2048	9,336,559	9,860,593
4.50%, 05/01/2048	22,354,509	23,602,309
5.00%, 05/01/2048	994,775	1,067,107
3.50%, 06/01/2048	922,417	951,516
4.00%, 06/01/2048	3,796,024	3,958,531

4.00%, 06/01/2048	15,625,542	16,214,027
4.00%, 07/01/2048	51,855,037	54,048,401
4.50%, 08/01/2048	17,740,235	18,741,491
3.00%, 09/01/2048	1,252,096	1,282,659
4.00%, 09/01/2048	28,241,305	30,229,405
4.50%, 09/01/2048	1,450,390	1,528,557
4.50%, 11/01/2048	11,779,415	12,430,192
4.00%, 12/01/2048	171,777,134	178,018,763
4.00%, 12/01/2048	174,160,696	181,029,655
4.50%, 12/01/2048	10,526,224	11,081,033
5.00%, 12/01/2048	8,946,964	9,575,554
4.00%, 01/01/2049	11,269,808	11,863,857
4.00%, 02/01/2049	13,103,422	13,763,758
4.00%, 03/01/2049	176,500,812	182,820,905
4.00%, 03/01/2049	15,617,947	16,313,502
4.50%, 05/01/2049	10,161,986	10,860,626
3.50%, 06/01/2049	101,955	104,798
4.00%, 08/01/2049	11,778,393	12,238,508
Fannie Mae REMICS
3.50%, 03/25/2042	4,223,245	4,544,984
4.00%, 06/25/2044	1,746,609	1,814,386
3.50%, 01/25/2047	21,217,834	22,241,567
4.00%, 05/25/2047	9,495,279	10,035,059
3.50%, 06/25/2047	19,721,738	20,494,005
3.00%, 09/25/2049	2,665,819	2,707,895
Fannie Mae-Aces
3.50%, 07/25/2028(5)	5,305,000	5,767,529
Flagstar Mortgage Trust 2017-2
4.13%, 10/25/2047(2)(5)	1,311,670	1,403,685
Flagstar Mortgage Trust 2018-6RR
4.00%, 09/25/2048(2)(5)	2,422,176	2,514,813
Freddie Mac Gold Pool
2.50%, 07/01/2030	1,283,847	1,297,058
3.00%, 03/01/2031	787,872	809,658
2.50%, 09/01/2031	4,444,504	4,508,755

2.50%, 12/01/2031	6,353,205	6,440,567
2.50%, 12/01/2031	12,628,677	12,758,880
2.50%, 02/01/2032	8,675,450	8,810,267
8.00%, 04/01/2032	200,561	243,455
3.00%, 12/01/2032	2,985,839	3,062,096
3.50%, 05/01/2033	665,806	689,065
3.00%, 06/01/2033	1,505,469	1,543,781
3.50%, 08/01/2033	7,988,585	8,264,650
3.50%, 08/01/2033	19,880,275	20,572,905
3.50%, 11/01/2033	15,179,868	15,705,329
3.98%, 04/01/2034	9,316,793	10,650,995
3.00%, 02/01/2038	5,201,231	5,327,632
5.50%, 08/01/2041	6,689,083	7,546,283
5.00%, 11/01/2041	1,064,983	1,176,380
4.50%, 07/01/2042	685,240	742,623
3.50%, 09/01/2042	430,086	451,036
3.50%, 11/01/2042	45,184	47,375
3.00%, 02/01/2043	86,924	89,586
3.00%, 02/01/2043	792,852	817,595
3.00%, 03/01/2043	28,691	29,572
3.00%, 03/01/2043	17,851	18,397
3.50%, 07/01/2043	395,724	414,973
3.50%, 10/01/2043	875,246	918,604
3.50%, 01/01/2044	1,051,949	1,105,784
4.50%, 05/01/2044	419,510	452,930
4.00%, 01/01/2045	2,023,291	2,167,644
4.50%, 06/01/2045	730,194	809,418
4.00%, 07/01/2045	643,363	679,414
3.50%, 10/01/2045	11,900,545	12,539,033
4.00%, 12/01/2045	4,265,700	4,558,190
4.50%, 02/01/2046	766,498	849,521
3.50%, 03/01/2046	1,083,919	1,142,056
3.00%, 04/01/2046	228,381	234,098
4.50%, 05/01/2046	808,506	896,083
3.00%, 06/01/2046	7,803,173	7,998,604

3.50%, 06/01/2046	7,844,677	8,177,898
4.50%, 06/01/2046	961,151	1,056,570
3.00%, 08/01/2046	9,366,285	9,600,879
3.50%, 08/01/2046	20,818,678	21,948,117
3.50%, 08/01/2046	12,218,213	12,711,045
3.00%, 09/01/2046	28,387,507	29,137,951
3.00%, 10/01/2046	9,162,009	9,391,881
3.00%, 11/01/2046	9,870,779	10,118,448
3.50%, 11/01/2046	2,684,164	2,792,215
3.00%, 12/01/2046	5,854,763	5,999,909
3.00%, 12/01/2046	5,786,412	5,924,441
3.00%, 01/01/2047	11,224,836	11,506,475
3.00%, 02/01/2047	10,294,899	10,541,013
3.50%, 02/01/2047	1,419,043	1,474,287
4.50%, 02/01/2047	714,754	792,026
3.00%, 03/01/2047	6,108,126	6,253,496
3.50%, 04/01/2047	16,024,568	16,883,524
3.50%, 04/01/2047	6,912,860	7,202,492
3.00%, 08/01/2047	26,940,043	27,578,932
3.50%, 09/01/2047	24,286,872	25,146,353
3.50%, 10/01/2047	5,234,578	5,423,583
3.50%, 11/01/2047	4,885,147	5,058,255
3.50%, 11/01/2047	3,624,698	3,746,397
3.00%, 12/01/2047	6,944,594	7,102,451
3.50%, 12/01/2047	39,518,799	41,637,212
4.50%, 12/01/2047	5,073,849	5,365,469
3.00%, 01/01/2048	346,213	353,992
3.50%, 01/01/2048	4,185,099	4,333,047
3.50%, 01/01/2048	23,208,416	24,580,493
3.50%, 02/01/2048	3,952,878	4,092,219
3.50%, 03/01/2048	39,103,388	40,753,421
3.50%, 03/01/2048	39,850,142	41,905,226
3.50%, 03/01/2048	37,875,376	39,666,792
4.00%, 03/01/2048	10,527,468	11,245,653
4.00%, 06/01/2048	25,246,473	26,736,422

4.00%, 07/01/2048	12,889,878	13,751,557
5.00%, 07/01/2048	2,690,599	2,884,410
5.00%, 08/01/2048	1,605,972	1,720,963
4.00%, 09/01/2048	261,187,452	271,066,107
5.00%, 09/01/2048	847,422	907,808
4.00%, 10/01/2048	37,942,833	39,479,653
4.50%, 10/01/2048	16,190,827	17,041,433
5.00%, 10/01/2048	4,366,537	4,683,340
4.00%, 11/01/2048	51,699,133	55,117,173
5.00%, 11/01/2048	7,065,196	7,569,460
Freddie Mac Multifamily Structured Pass Through Certificates
3.11%, 06/25/2025	13,908,919	14,602,425
2.73%, 05/25/2029	15,705,000	16,272,189
3.90%, 12/25/2030(5)	8,900,000	10,200,115
0.86%, 01/25/2031(5)	296,342,042	12,153,461
3.75%, 11/25/2032	9,650,000	10,867,597
3.75%, 04/25/2033	5,505,000	6,288,828
3.99%, 05/25/2033(5)	17,639,000	20,364,492
1.06%, 04/25/2034(5)	18,995,114	1,807,351
2.99%, 10/25/2046(5)	583,357	597,232
2.95%, 12/25/2047(5)	682,004	691,607
Freddie Mac Pool
5.00%, 03/01/2042	386,610	428,961
3.50%, 06/01/2046	920,924	960,118
4.00%, 12/01/2048	197,537,666	204,770,483
4.00%, 06/01/2049	60,755,500	63,019,008
Freddie Mac REMICS
3.00%, 01/15/2049	4,754,465	4,834,708
3.00%, 04/15/2049	25,071,662	25,775,579
Freddie Mac STACR 2019-HQA3
2.81% (1 Month LIBOR USD + 0.75%), 09/25/2049(1)(2)	3,720,000	3,719,996
Freddie Mac Stacr Trust 2018-HQA2
2.77% (1 Month LIBOR USD + 0.75%), 10/25/2048(1)(2)	3,179,225	3,179,865
Freddie Mac STACR Trust 2019-DNA1
2.92% (1 Month LIBOR USD + 0.90%), 01/25/2049(1)(2)	5,163,654	5,171,402

Freddie Mac STACR Trust 2019-DNA2
4.47% (1 Month LIBOR USD + 2.45%), 03/25/2049(1)(2)	5,460,000	5,518,457
Freddie Mac STACR Trust 2019-DNA3
4.07% (1 Month LIBOR USD + 2.05%), 07/25/2049(1)(2)	6,230,000	6,250,954
Freddie Mac Stacr Trust 2019-HQA1
2.92% (1 Month LIBOR USD + 0.90%), 02/25/2049(1)(2)	1,834,356	1,836,431
Freddie Mac STACR Trust 2019-HQA2
2.72% (1 Month LIBOR USD + 0.70%), 04/25/2049(1)(2)	1,123,197	1,123,698
Freddie Mac STACR Trust 2019-HRP1
3.42% (1 Month LIBOR USD + 1.40%), 02/25/2049(1)(2)	3,740,000	3,742,195
Freddie Mac Strips
3.00%, 09/15/2044	89,357,284	92,281,985
Freddie Mac Structured Agency Credit Risk Debt Notes
4.22% (1 Month LIBOR USD + 2.20%), 02/25/2024(1)	280,876	284,159
3.67% (1 Month LIBOR USD + 1.65%), 04/25/2024(1)	670,805	672,925
3.87% (1 Month LIBOR USD + 1.85%), 10/25/2027(1)	530,670	534,122
4.62% (1 Month LIBOR USD + 2.60%), 12/25/2027(1)	4,091,289	4,110,780
4.87% (1 Month LIBOR USD + 2.85%), 04/25/2028(1)	1,959,151	1,978,353
5.05% (1 Month LIBOR USD + 2.90%), 07/25/2028(1)	124,519	125,361
4.02% (1 Month LIBOR USD + 2.00%), 12/25/2028(1)	311,675	312,495
3.22% (1 Month LIBOR USD + 1.20%, 1.20% Floor), 07/25/2029(1)	193,015	193,450
3.22% (1 Month LIBOR USD + 1.20%), 10/25/2029(1)	4,103,318	4,116,713
2.82% (1 Month LIBOR USD + 0.80%), 12/25/2029(1)	148,714	148,752
4.67% (1 Month LIBOR USD + 2.65%), 12/25/2029(1)	250,000	256,389
2.77% (1 Month LIBOR USD + 0.75%), 03/25/2030(1)	1,092,390	1,092,494
2.47% (1 Month LIBOR USD + 0.45%), 07/25/2030(1)	1,226,080	1,224,318
3.07% (1 Month LIBOR USD + 1.05%), 07/25/2030(1)	5,965,000	5,948,099
3.74%, 02/25/2048(2)(5)	545,000	528,616
3.82%, 05/25/2048(2)(5)	445,000	432,810
4.16%, 08/25/2048(2)(5)	4,290,000	4,285,576
4.46%, 11/25/2048(2)(5)	1,183,239	1,182,213
Freddie Mac Whole Loan Securities Trust
3.59%, 12/25/2046(2)(5)	3,909,305	3,928,236
FREMF 2018-K731 Mortgage Trust
4.06%, 02/25/2025(2)(5)	1,515,000	1,589,842

FREMF 2019-K736 Mortgage Trust
3.76%, 07/25/2026(2)(5)	5,440,000	5,668,370
FREMF 2019-K94 Mortgage Trust
4.10%, 07/25/2052(2)(5)	2,800,000	2,984,783
Galton Funding Mortgage Trust 2017-1
3.50%, 11/25/2057(2)(5)	2,184,264	2,200,984
Galton Funding Mortgage Trust 2017-2
3.50%, 06/25/2059(2)(5)	3,976,457	3,980,422
Galton Funding Mortgage Trust 2018-2
4.00%, 10/25/2058(2)(5)	5,084,427	5,240,105
Galton Funding Mortgage Trust 2019-1
4.00%, 02/25/2059(2)(5)	1,442,782	1,470,068
4.00%, 02/25/2059(2)(5)	1,365,393	1,384,933
GCAT 2019-RPL1 Trust
2.65%, 10/25/2068(2)(5)	4,454,506	4,462,342
Ginnie Mae
3.00%, 11/01/2049(12)	112,825,000	115,685,290
3.50%, 11/01/2049(12)	29,795,000	30,856,447
4.50%, 11/01/2049(12)	40,245,000	42,024,584
Ginnie Mae I Pool
7.50%, 08/15/2033	282,295	321,125
5.00%, 09/15/2039	40,304	45,238
5.00%, 10/15/2039	318,183	357,287
5.00%, 12/15/2039	509,133	572,168
5.00%, 02/15/2040	69,491	78,090
5.00%, 02/15/2040	69,491	78,090
5.00%, 06/15/2040	196,002	220,201
4.50%, 05/15/2041	527,529	574,461
5.00%, 09/15/2041	156,547	176,034
3.00%, 10/15/2042	188,065	193,611
3.00%, 12/15/2042	32,545	33,649
3.50%, 12/15/2042	10,961	11,534
3.50%, 01/15/2043	14,400	15,064
3.00%, 05/15/2043	103,707	107,215
3.00%, 06/15/2043	9,073	9,352

3.00%, 06/15/2043	9,251	9,536
3.50%, 10/15/2043	69,932	73,177
5.00%, 07/15/2044	175,673	190,692
4.50%, 09/15/2045	199,234	217,013
Ginnie Mae II Pool
5.50%, 07/20/2036	99,745	112,820
5.50%, 01/20/2040	208,984	232,874
5.00%, 05/20/2040	193,973	214,570
5.00%, 06/20/2040	104,029	115,065
5.00%, 08/20/2040	79,816	88,239
5.00%, 09/20/2040	69,447	76,789
3.50%, 07/20/2042	5,341,618	5,673,655
3.50%, 08/20/2042	19,225	20,420
3.50%, 09/20/2042	3,328,058	3,534,937
3.50%, 12/20/2042	8,049	8,549
3.50%, 02/20/2043	22,073	23,445
3.50%, 05/20/2043	10,370	11,015
3.50%, 06/20/2043	4,869,109	5,171,815
3.50%, 07/20/2043	2,005,425	2,130,101
3.50%, 09/20/2043	144,410	152,971
3.50%, 10/20/2044	63,233	66,685
3.50%, 10/20/2044	483,812	507,314
3.00%, 12/20/2044	650,526	672,279
3.50%, 12/20/2044	11,268	11,801
5.00%, 12/20/2044	292,182	316,088
3.50%, 01/20/2045	2,611,150	2,742,750
3.50%, 03/20/2045	457,967	479,092
3.50%, 05/20/2045	15,632	16,425
5.50%, 06/20/2045	263,380	295,237
3.50%, 07/20/2045	610,763	638,960
4.50%, 07/20/2045	4,433,416	4,743,278
4.00%, 09/20/2045	2,459,193	2,613,365
3.50%, 10/20/2045	87,807	92,233
3.50%, 10/20/2045	118,947	124,943
3.50%, 12/20/2045	3,207,130	3,361,841

4.50%, 12/20/2045	85,879	91,843
3.00%, 01/20/2046	843,581	870,996
3.50%, 01/20/2046	2,312,638	2,419,313
4.50%, 01/20/2046	721,915	771,257
3.50%, 02/20/2046	714,939	750,975
3.50%, 02/20/2046	1,505,981	1,581,897
3.50%, 03/20/2046	8,703,355	9,101,323
3.00%, 04/20/2046	632,207	652,122
3.50%, 04/20/2046	5,869,786	6,140,307
3.00%, 05/20/2046	33,196	34,093
3.00%, 05/20/2046	89,257	92,317
3.50%, 05/20/2046	83,789	88,012
3.50%, 05/20/2046	11,252	11,788
3.50%, 05/20/2046	22,458	23,597
3.50%, 05/20/2046	4,026,728	4,205,588
4.00%, 05/20/2046	1,276,173	1,353,453
3.00%, 06/20/2046	196,305	202,418
3.00%, 06/20/2046	6,258,647	6,452,161
3.50%, 06/20/2046	2,500,530	2,609,593
3.50%, 06/20/2046	97,842	102,784
3.00%, 07/20/2046	298,950	308,777
3.00%, 07/20/2046	160,854	166,141
3.00%, 07/20/2046	143,242	147,871
3.00%, 07/20/2046	232,035	239,376
3.00%, 07/20/2046	91,088	94,219
3.00%, 07/20/2046	57,447	59,335
3.50%, 07/20/2046	824,138	859,774
3.00%, 08/20/2046	78,428	80,887
3.00%, 08/20/2046	34,528,446	35,607,241
3.00%, 08/20/2046	116,589	120,369
3.00%, 08/20/2046	127,690	132,084
3.00%, 09/20/2046	2,316,043	2,389,800
3.00%, 09/20/2046	64,348	66,359
3.00%, 09/20/2046	76,386	78,855
3.50%, 09/20/2046	1,478,868	1,541,660

3.00%, 10/20/2046	2,870,280	2,959,975
3.00%, 12/20/2046	6,838,449	7,051,891
3.50%, 12/20/2046	5,483,808	5,709,602
3.50%, 01/20/2047	7,447,624	7,751,743
4.50%, 01/20/2047	3,855,240	4,134,937
3.00%, 03/20/2047	1,730,082	1,778,928
4.00%, 03/20/2047	3,591,197	3,767,665
3.50%, 04/20/2047	3,801,382	3,954,713
4.00%, 04/20/2047	7,672,703	8,037,066
3.50%, 05/20/2047	510,307	530,724
4.00%, 05/20/2047	6,072,419	6,361,692
4.50%, 05/20/2047	8,960,998	9,418,766
3.50%, 06/20/2047	17,453,660	18,151,328
4.00%, 06/20/2047	2,938,821	3,077,318
4.50%, 06/20/2047	12,252,333	12,878,310
5.00%, 06/20/2047	5,876,656	6,311,106
3.50%, 07/20/2047	10,072,030	10,471,181
4.00%, 07/20/2047	1,486,670	1,550,521
4.50%, 07/20/2047	1,430,902	1,511,720
5.00%, 07/20/2047	861,215	924,692
3.50%, 08/20/2047	7,954,998	8,273,200
4.00%, 08/20/2047	1,248,596	1,304,772
4.50%, 08/20/2047	3,957,831	4,159,859
5.00%, 08/20/2047	582,241	625,273
3.00%, 09/20/2047	19,735,927	20,329,460
3.50%, 09/20/2047	21,567,069	22,438,486
4.00%, 09/20/2047	6,449,302	6,737,496
4.50%, 09/20/2047	7,585,471	7,972,337
5.00%, 09/20/2047	6,070,411	6,517,840
3.50%, 10/20/2047	1,694,044	1,760,157
5.00%, 10/20/2047	564,383	606,020
5.50%, 10/20/2047	992,087	1,084,493
3.00%, 11/20/2047	7,562,006	7,775,826
3.50%, 11/20/2047	28,482,048	29,590,965
4.00%, 11/20/2047	14,637,757	15,283,259

4.50%, 11/20/2047	1,436,650	1,509,762
5.00%, 11/20/2047	1,143,366	1,227,600
4.00%, 12/20/2047	4,490,175	4,685,912
5.00%, 12/20/2047	2,292,437	2,461,112
3.00%, 01/20/2048	9,363,318	9,622,766
3.50%, 01/20/2048	29,509,228	30,639,003
4.00%, 01/20/2048	948,614	993,819
4.00%, 01/20/2048	6,505,599	6,782,601
4.50%, 01/20/2048	485,663	509,912
5.00%, 01/20/2048	3,033,702	3,249,948
3.50%, 02/20/2048	3,508,660	3,681,532
3.50%, 02/20/2048	8,580,326	9,052,192
5.00%, 02/20/2048	2,841,115	3,042,011
3.50%, 04/20/2048	480,043	508,084
5.50%, 05/20/2048	4,229,551	4,536,526
4.00%, 06/20/2048	4,298,895	4,470,678
5.00%, 06/20/2048	2,605,626	2,785,534
4.00%, 08/20/2048	11,078,934	11,538,320
4.50%, 08/20/2048	22,111,824	23,190,640
5.00%, 08/20/2048	8,400,278	8,921,556
4.00%, 09/20/2048	6,256,664	6,513,700
4.50%, 09/20/2048	1,823,700	1,929,018
4.50%, 09/20/2048	2,553,602	2,683,310
4.00%, 10/20/2048	3,108,536	3,232,720
5.00%, 10/20/2048	7,948,589	8,403,078
5.00%, 11/20/2048	11,571,342	12,242,626
5.50%, 12/20/2048	12,803,286	13,687,934
3.50%, 01/20/2049	9,418,390	9,777,199
5.50%, 01/20/2049	983,258	1,038,309
5.50%, 03/20/2049	6,566,938	7,020,683
4.00%, 04/20/2049	17,244,752	17,935,896
4.50%, 04/20/2049	28,093,722	29,390,581
3.50%, 07/20/2049	6,458,186	6,598,173
Gosforth Funding 2018-1 Plc
2.58% (3 Month LIBOR USD + 0.45%), 08/25/2060(1)(2)	2,009,675	2,008,288

Government National Mortgage Association
3.50%, 03/20/2039	624,674	14,090
3.50%, 05/20/2043	265,539	44,984
3.00%, 11/20/2047	1,208,165	1,243,298
3.00%, 12/20/2047	847,335	876,462
3.50%, 08/20/2048	9,063,501	9,391,961
2.34% (1 Month LIBOR USD + 0.30%, 0.30% Floor, 6.50% Cap), 09/20/2048(1)	2,532,972	2,525,397
3.50%, 09/20/2048	5,360,926	5,548,115
3.50%, 12/20/2048	1,884,574	1,940,413
3.00%, 07/20/2049	1,961,333	1,991,100
3.00%, 09/20/2049	16,190,000	16,331,662
Grand Avenue Mortgage Loan Trust 2017-RPL1
3.25%, 08/25/2064(2)	2,521,689	2,507,823
Great Wolf Trust 2017-WOLF
2.88% (1 Month LIBOR USD + 0.85%, 1.00% Floor), 09/15/2034(1)(2)	1,382,000	1,381,557
3.13% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 09/15/2034(1)(2)	1,625,000	1,624,483
GS Mortgage Securities Corp. Trust 2018-FBLU
2.98% (1 Month LIBOR USD + 0.95%, 0.95% Floor), 11/15/2035(1)(2)	3,540,000	3,539,965
GS Mortgage Securities Corp. Trust 2019-SOHO
3.33% (1 Month LIBOR USD + 1.30%, 1.30% Floor), 06/15/2036(1)(2)	7,090,000	7,094,383
GS Mortgage Securities Trust 2011-GC3
5.82%, 03/10/2044(2)(5)	340,000	354,054
GS Mortgage Securities Trust 2011-GC5
5.56%, 08/10/2044(2)(5)	220,000	219,070
GS Mortgage Securities Trust 2013-GC16
5.16%, 11/10/2046(5)	7,561,000	8,338,354
GS Mortgage Securities Trust 2014-GC18
4.38%, 01/10/2047	905,000	962,167
GS Mortgage Securities Trust 2015-GC34
3.51%, 10/10/2048	540,000	576,469
GS Mortgage Securities Trust 2019-GC40
3.16%, 07/10/2052	9,560,000	10,093,821
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/2052	6,330,000	6,471,744
GS Mortgage-Backed Securities Corp. Trust 2019-PJ1
4.00%, 08/25/2049(2)(5)	3,855,000	4,105,389

HarborView Mortgage Loan Trust 2005-9
2.49% (1 Month LIBOR USD + 0.45%, 0.45% Floor, 11.00% Cap), 06/20/2035(1)		8,319,449	8,420,389
HarborView Mortgage Loan Trust 2006-10
2.26% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 11/19/2036(1)		11,053,989	10,246,475
HarborView Mortgage Loan Trust 2006-7
2.26% (1 Month LIBOR USD + 0.20%, 0.20% Floor), 09/19/2046(1)		5,086,252	4,719,803
HarborView Mortgage Loan Trust 2007-6
2.26% (1 Month LIBOR USD + 0.20%, 10.50% Cap), 08/19/2037(1)		9,888,956	9,215,807
Hawksmoor Mortgages
0.00% (3 Month Sterling Overnight Interbank Average Rate + 1.05%), 05/25/2053(1)(2)(3)	GBP	23,300,000	28,663,296
Hilton Orlando Trust 2018-ORL
2.80% (1 Month LIBOR USD + 0.77%, 0.77% Floor), 12/15/2034(1)(2)		$2,085,000	2,083,030
3.08% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 12/15/2034(1)(2)		350,000	349,669
Holmes Master Issuer Plc
2.66% (3 Month LIBOR USD + 0.36%), 10/15/2054(1)(2)		4,636,286	4,632,081
2.72% (3 Month LIBOR USD + 0.42%), 10/15/2054(1)(2)		6,028,180	6,015,963
Homeward Opportunities Fund I Trust 2018-1
3.77%, 06/25/2048(2)(5)		6,195,338	6,257,063
4.00%, 06/25/2048(2)(5)		5,407,532	5,464,471
Homeward Opportunities Fund I Trust 2019-1
3.45%, 01/25/2059(2)(5)		3,557,416	3,584,972
3.61%, 01/25/2059(2)(5)		4,967,753	5,006,049
3.95%, 01/25/2059(2)(5)		4,495,000	4,566,593
Homeward Opportunities Fund I Trust 2019-2
2.70%, 09/25/2059(2)(5)		8,591,698	8,580,451
HSI Asset Securitization Corp. Trust 2005-NC1
2.98% (1 Month LIBOR USD + 0.96%, 0.64% Floor), 07/25/2035(1)		6,336,000	6,223,742
Hudson Yards 2019-30HY Mortgage Trust
3.23%, 07/10/2039(2)		6,570,000	6,972,683
3.38%, 07/10/2039(2)(5)		3,905,000	4,143,714
3.56%, 07/10/2039(2)(5)		4,500,000	4,685,703
Hudsons Bay Simon JV Trust 2015-HBS
4.15%, 08/05/2034(2)		3,540,000	3,708,048

ILPT Trust 2019-SURF
4.15%, 02/11/2041(2)	7,575,000	8,577,088
Impac CMB Trust Series 2004-7
2.66% (1 Month LIBOR USD + 0.64%, 11.25% Cap), 11/25/2034(1)	6,471,929	6,564,339
Independence Plaza Trust 2018-INDP
3.76%, 07/10/2035(2)	3,265,000	3,481,355
3.91%, 07/10/2035(2)	2,780,000	2,913,487
IndyMac INDX Mortgage Loan Trust 2006-AR19
3.91%, 08/25/2036(5)	12,055,780	11,306,827
IndyMac INDX Mortgage Loan Trust 2007-AR15
3.81%, 08/25/2037(5)	5,010,158	4,321,296
InTown Hotel Portfolio Trust 2018-STAY
3.08% (1 Month LIBOR USD + 1.05%, 1.05% Floor), 01/15/2033(1)(2)	430,000	429,593
JP Morgan Chase Commercial Mortgage Securities Trust 2005-CIBC13
5.93%, 01/12/2043(5)	736,128	737,081
JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
4.17%, 08/15/2046	3,492,848	3,588,267
JP Morgan Chase Commercial Mortgage Securities Trust 2015-UES
3.74%, 09/05/2032(2)(5)	590,000	590,613
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2
3.06%, 08/15/2049	1,993,000	2,042,462
JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP3
3.40%, 08/15/2049(5)	565,000	584,597
JP Morgan Chase Commercial Mortgage Securities Trust 2016-NINE
2.95%, 10/06/2038(2)(5)	3,597,500	3,709,898
2.95%, 10/06/2038(2)(5)	910,000	925,094
JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI
3.55%, 10/05/2031(2)	394,000	399,234
4.14%, 10/05/2031(2)(5)	602,000	613,809
JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT
4.25%, 07/05/2033(2)	965,000	1,032,441
JP Morgan Chase Commercial Mortgage Securities Trust 2019-OSB
3.40%, 06/05/2039(2)	8,012,500	8,627,673
JP Morgan Resecuritization Trust Series 2014-6
2.36% (1 Month LIBOR USD + 0.21%, 0.21% Floor), 07/27/2046(1)(2)	828,344	829,471

JP Morgan Seasoned Mortgage Trust 2010-1
0.00%, 03/25/2050(2)(5)	14,483,056	13,434,222
JPMBB Commercial Mortgage Securities Trust 2014-C24
2.94%, 11/15/2047	856,195	855,330
JPMBB Commercial Mortgage Securities Trust 2015-C28
3.99%, 10/15/2048	1,200,000	1,265,223
JPMBB Commercial Mortgage Securities Trust 2015-C30
3.82%, 07/15/2048	2,780,000	3,011,021
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%, 08/15/2048	5,065,000	5,484,598
JPMCC Commercial Mortgage Securities Trust 2017-JP5
3.88%, 03/15/2050(5)	4,990,000	5,396,214
JPMDB Commercial Mortgage Securities Trust 2016-C4
3.38%, 12/15/2049	4,040,000	4,230,597
JPMDB Commercial Mortgage Securities Trust 2018-C8
4.90%, 06/15/2051(5)	1,474,000	1,636,914
Lanark Master Issuer Plc
2.71%, 12/22/2069(2)(4)	3,285,000	3,294,154
2.90% (3 Month LIBOR USD + 0.77%), 12/22/2069(1)(2)	12,166,000	12,177,272
Merrill Lynch Mortgage Investors Trust Series MLCC 2004-HB1
4.03%, 04/25/2029(5)	846,802	846,281
Metlife Securitization Trust 2018-1
3.75%, 03/25/2057(2)(5)	17,494,984	18,256,354
Mill City Mortgage Loan Trust 2019-1
3.25%, 10/25/2069(2)(5)	2,463,190	2,522,237
Monarch Beach Resort Trust 2018-MBR
2.95% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 07/15/2035(1)(2)	8,985,000	8,968,097
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
3.46%, 05/15/2046	3,750,000	3,890,676
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.26%, 04/15/2047	1,940,000	2,079,428
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17
3.74%, 08/15/2047	974,000	1,036,612
4.46%, 08/15/2047(5)	1,655,000	1,768,530
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
4.00%, 08/15/2031	310,000	327,495

Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
4.04%, 05/15/2048(5)	190,000	205,504
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C30
2.86%, 09/15/2049	3,220,000	3,318,398
Morgan Stanley Bank of America Merrill Lynch Trust 2017-C34
4.32%, 11/15/2052(5)	845,000	899,339
Morgan Stanley Capital I Trust 2011-C2
5.67%, 06/15/2044(2)(5)	1,415,000	1,404,974
Morgan Stanley Capital I Trust 2017-H1
4.28%, 06/15/2050(5)	1,490,089	1,591,088
Morgan Stanley Resecuritization Trust 2013-R10
4.00%, 01/26/2051(2)(5)	25,479	25,436
Morgan Stanley Resecuritization Trust 2013-R7
2.69% (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap), 12/26/2046(1)(2)	11,491,218	11,367,908
Motel 6 Trust 2017-MTL6
2.95% (1 Month LIBOR USD + 0.92%, 0.92% Floor), 08/15/2034(1)(2)	7,312,052	7,309,719
3.22% (1 Month LIBOR USD + 1.19%, 1.19% Floor), 08/15/2034(1)(2)	6,471,586	6,469,536
4.18% (1 Month LIBOR USD + 2.15%, 2.15% Floor), 08/15/2034(1)(2)	672,373	673,628
MSCG Trust 2018-SELF
2.93% (1 Month LIBOR USD + 0.90%, 0.90% Floor), 10/15/2037(1)(2)	4,110,000	4,113,936
New Orleans Hotel Trust 2019-HNLA
3.32% (1 Month LIBOR USD + 1.29%, 1.29% Floor), 04/15/2032(1)(2)	6,425,000	6,423,001
New Residential Mortgage Loan Trust 2019-NQM1
3.67%, 01/25/2049(2)(5)	5,240,535	5,320,790
3.93%, 01/25/2049(2)(5)	4,943,741	5,011,641
New Residential Mortgage Loan Trust 2019-NQM2
3.60%, 04/25/2049(2)(5)	6,067,497	6,145,863
3.70%, 04/25/2049(2)(5)	2,029,809	2,055,961
New Residential Mortgage Loan Trust 2019-NQM3
2.80%, 07/25/2049(2)(5)	7,582,901	7,598,669
3.09%, 07/25/2049(2)(5)	3,075,314	3,081,653
Nomura Resecuritization Trust 2015-7R
3.94%, 08/26/2036(2)(5)	552,368	556,638
OBX 2018-EXP1 Trust
2.87% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 04/25/2048(1)(2)	3,180,077	3,181,078
4.00%, 04/25/2048(2)(5)	1,956,194	1,987,889

OBX 2019-EXP2 Trust
4.00%, 07/25/2059(2)(5)		4,598,237	4,697,615
One Bryant Park Trust 2019-OBP
2.52%, 09/13/2049(2)		7,390,000	7,429,010
Palisades Center Trust 2016-PLSD
2.71%, 04/13/2033(2)		640,000	640,300
Queens Center Mortgage Trust 2013-QC
3.28%, 01/11/2037(2)		3,915,000	4,102,193
RALI Series 2006-QS9 Trust
6.00%, 07/25/2036		5,247,123	4,906,081
RALI Series 2007-QH8 Trust
3.39%, 10/25/2037(5)		1,457,062	1,367,354
RBS Commercial Funding, Inc. 2013-GSP Trust
3.96%, 01/15/2032(2)(5)		1,565,000	1,656,244
RCO V Mortgage LLC 2019-1
3.72%, 05/24/2024(2)(4)		2,752,194	2,763,634
Real Estate Asset Liquidity Trust
2.42%, 06/12/2054(2)(5)	CAD	12,256,360	9,220,879
RESIMAC Bastille Trust Series 2018-1NC
2.92% (1 Month LIBOR USD + 0.85%), 12/05/2059(1)(2)		$3,144,000	3,147,962
RETL 2019-RVP
3.18% (1 Month LIBOR USD + 1.15%, 1.15% Floor), 03/15/2036(1)(2)		2,040,986	2,042,254
Rosslyn Portfolio Trust 2017-ROSS
2.98% (1 Month LIBOR USD + 0.95%, 1.94% Floor), 06/15/2033(1)(2)		15,800,000	15,799,976
Seasoned Credit Risk Transfer Trust Series 2016-1
3.00%, 09/25/2055(2)(5)		375,000	364,852
Seasoned Credit Risk Transfer Trust Series 2017-2
4.00%, 08/25/2056(2)(5)		910,000	913,963
Sequoia Mortgage Trust 2003-2
2.70% (1 Month LIBOR USD + 0.66%, 0.33% Floor, 11.50% Cap), 06/20/2033(1)		591,580	601,150
Sequoia Mortgage Trust 2004-9
2.80% (6 Month LIBOR USD + 0.72%, 0.36% Floor, 11.50% Cap), 10/20/2034(1)		1,237,550	1,249,363
Sequoia Mortgage Trust 2013-4
3.49%, 04/25/2043(5)		2,695,023	2,756,407

Sequoia Mortgage Trust 2017-CH2
4.00%, 12/25/2047(2)(5)		1,780,229	1,847,995
4.00%, 12/25/2047(2)(5)		1,844,901	1,875,533
Sequoia Mortgage Trust 2018-CH1
3.50%, 02/25/2048(2)(5)		586,763	596,333
Sequoia Mortgage Trust 2018-CH2
4.00%, 06/25/2048(2)(5)		1,830,184	1,875,006
Sequoia Mortgage Trust 2018-CH3
4.00%, 08/25/2048(2)(5)		6,185,857	6,287,950
4.50%, 08/25/2048(2)(5)		5,000,000	5,477,749
4.50%, 08/25/2048(2)(5)		2,592,286	2,676,429
Sequoia Mortgage Trust 2018-CH4
4.00%, 10/25/2048(2)(5)		2,316,325	2,378,455
Sequoia Mortgage Trust 2019-CH2
4.50%, 08/25/2049(2)(5)		4,012,525	4,166,003
Silverstone Master Issuer Plc
2.85% (3 Month LIBOR USD + 0.57%), 01/21/2070(1)(2)		2,525,000	2,531,445
SLIDE 2018-FUN
4.33% (1 Month LIBOR USD + 2.30%, 2.30% Floor), 06/15/2031(1)(2)		5,177,181	5,215,979
SLM Student Loan Trust 2008-9
3.78% (3 Month LIBOR USD + 1.50%), 04/25/2023(1)		9,028,990	9,082,263
Southern Pacific Securities 06-1 Plc
1.07% (3 Month LIBOR GBP + 0.30%), 03/10/2044(1)	GBP	2,086,887	2,553,729
STACR Trust 2018-DNA2
2.82% (1 Month LIBOR USD + 0.80%), 12/25/2030(1)(2)		$3,351,260	3,354,337
4.17% (1 Month LIBOR USD + 2.15%), 12/25/2030(1)(2)		2,760,000	2,783,436
STACR Trust 2018-HRP2
2.87% (1 Month LIBOR USD + 0.85%), 02/25/2047(1)(2)		882,896	883,015
3.27% (1 Month LIBOR USD + 1.25%), 02/25/2047(1)(2)		3,985,000	3,996,320
Starwood Mortgage Residential Trust 2018-IMC2
4.12%, 10/25/2048(2)(5)		5,880,584	5,992,151
Starwood Mortgage Residential Trust 2019-1
2.94%, 06/25/2049(2)(5)		8,257,060	8,274,097
Starwood Mortgage Residential Trust 2019-IMC1
3.47%, 02/25/2049(2)(5)		3,355,511	3,393,885
3.75%, 02/25/2049(2)(5)		1,837,438	1,870,166
4.09%, 02/25/2049(2)(5)		2,160,000	2,209,134

Sutherland Commercial Mortgage Loans 2017-SBC6
3.19%, 05/25/2037(2)(5)		5,100,981	5,045,565
Towd Point Mortgage Funding 2019—Granite4 Plc
1.80% (3 Month LIBOR GBP + 1.03%), 10/20/2051(1)	GBP	33,834,583	41,635,228
UBS Commercial Mortgage Trust 2018-C9
4.32%, 03/15/2051(5)		$1,718,000	1,898,918
UBS-Barclays Commercial Mortgage Trust 2012-C2
5.05%, 05/10/2063(2)(5)		1,135,000	1,117,354
5.05%, 05/10/2063(2)(5)		2,750,000	2,264,774
Verus Securitization Trust 2018-1
2.93%, 02/25/2048(2)(5)		546,041	546,022
Verus Securitization Trust 2018-2
3.68%, 06/01/2058(2)(5)		1,820,959	1,830,491
3.78%, 06/01/2058(2)(5)		970,562	975,620
Verus Securitization Trust 2018-3
4.11%, 10/25/2058(2)(5)		5,161,998	5,218,826
4.18%, 10/25/2058(2)(5)		3,827,437	3,869,540
Verus Securitization Trust 2018-INV1
3.63%, 03/25/2058(2)(5)		858,715	861,136
Verus Securitization Trust 2018-INV2
4.15%, 10/25/2058(2)(5)		4,360,171	4,443,764
Verus Securitization Trust 2019-1
3.84%, 02/25/2059(2)(5)		6,798,234	6,873,124
Verus Securitization Trust 2019-2
3.78%, 04/25/2059(2)(5)		12,360,000	12,490,675
Verus Securitization Trust 2019-3
3.04%, 07/25/2059(2)(4)		3,036,424	3,037,062
Verus Securitization Trust 2019-INV1
3.40%, 12/25/2059(2)(5)		5,656,532	5,703,266
3.66%, 12/25/2059(2)(5)		1,567,992	1,581,644
4.99%, 12/25/2059(2)		1,340,000	1,356,224
Verus Securitization Trust 2019-INV2
3.12%, 07/25/2059(2)(5)		5,943,675	5,959,505

VNDO 2012-6AVE Mortgage Trust
3.00%, 11/15/2030(2)		2,755,000	2,818,918
Wachovia Bank Commercial Mortgage Trust Series 2006-C29
5.44%, 11/15/2048(5)		4,702,104	4,736,421
Wachovia Bank Commercial Mortgage Trust Series 2007-C33
5.84%, 02/15/2051(5)		3,126,754	2,702,628
Wachovia Bank Commercial Mortgage Trust Series 2007-C34
6.29%, 05/15/2046(5)		1,671,711	1,686,006
6.36%, 05/15/2046(5)		500,000	506,325
WaMu Mortgage Pass-Through Certificates Series 2005-AR11 Trust
2.34% (1 Month LIBOR USD + 0.32%, 0.32% Floor, 10.50% Cap), 08/25/2045(1)		3,306,239	3,300,624
WaMu Mortgage Pass-Through Certificates Series 2005-AR13 Trust
2.31% (1 Month LIBOR USD + 0.29%, 0.29% Floor, 10.50% Cap), 10/25/2045(1)		2,057,761	2,041,021
WaMu Mortgage Pass-Through Certificates Series 2005-AR15 Trust
2.28% (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap), 11/25/2045(1)		6,335,319	6,409,558
WaMu Mortgage Pass-Through Certificates Series 2005-AR2 Trust
2.35% (1 Month LIBOR USD + 0.33%, 0.33% Floor, 10.50% Cap), 01/25/2045(1)		5,862,554	5,811,664
WaMu Mortgage Pass-Through Certificates Series 2007-OA5 Trust
3.20% (12 Month U.S. Treasury Average + 0.75%, 0.75% Floor), 06/25/2047(1)		14,425,063	13,822,268
Warwick Finance Residential Mortgages No Two Plc
2.27% (3 Month LIBOR GBP + 1.50%), 09/21/2049(1)	GBP	4,028,802	4,979,357
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust
5.50%, 04/25/2037		$11,328,382	11,270,888
Wells Fargo Commercial Mortgage Trust 2013-120B
2.80%, 03/18/2028(2)(5)		8,400,000	8,396,179
Wells Fargo Commercial Mortgage Trust 2015-C30
3.66%, 09/15/2058		1,280,000	1,374,554
Wells Fargo Commercial Mortgage Trust 2016-C33
3.16%, 03/15/2059		1,225,000	1,283,094
4.51%, 03/15/2059(5)		4,317,000	4,751,543
Wells Fargo Commercial Mortgage Trust 2016-C35
3.18%, 07/15/2048		3,155,000	3,241,858
Wells Fargo Commercial Mortgage Trust 2016-LC24
3.37%, 10/15/2049		6,000,000	6,263,497

Wells Fargo Commercial Mortgage Trust 2017-C38
3.45%, 07/15/2050	1,695,000	1,817,797
3.67%, 07/15/2050(5)	1,315,000	1,399,500
Wells Fargo Commercial Mortgage Trust 2017-HSDB
2.89% (1 Month LIBOR USD + 0.85%, 0.85% Floor), 12/13/2031(1)(2)	8,100,000	8,076,204
3.14% (1 Month LIBOR USD + 1.10%, 1.10% Floor), 12/13/2031(1)(2)	6,700,000	6,666,962
3.88% (1 Month LIBOR USD + 1.84%, 1.85% Floor), 12/13/2031(1)(2)	100,000	98,942
Wells Fargo Commercial Mortgage Trust 2019-C50
4.19%, 05/15/2052	2,085,000	2,296,524
Wells Fargo Commercial Mortgage Trust 2019-C51
3.31%, 06/15/2052	10,905,000	11,622,847
Wells Fargo Commercial Mortgage Trust 2019-JWDR
2.58%, 09/15/2031(2)	6,560,000	6,548,732
2.79%, 09/15/2031(2)	1,880,000	1,876,702
Wells Fargo Mortgage Backed Securities 2005-AR2 Trust
5.14%, 03/25/2035(5)	796,170	819,600
WF-RBS Commercial Mortgage Trust 2011-C2
5.84%, 02/15/2044(2)(5)	3,500,000	3,586,814
WFRBS Commercial Mortgage Trust 2011-C5
5.86%, 11/15/2044(2)(5)	115,000	120,340
WFRBS Commercial Mortgage Trust 2012-C7
4.97%, 06/15/2045(2)(5)	690,000	577,762
WFRBS Commercial Mortgage Trust 2014-C19
4.72%, 03/15/2047(5)	329,000	355,091
WFRBS Commercial Mortgage Trust 2014-C22
4.07%, 09/15/2057(5)	4,250,000	4,543,193
Worldwide Plaza Trust 2017-WWP
3.53%, 11/10/2036(2)	1,740,000	1,874,874
3.72%, 11/10/2036(2)(5)	320,000	336,669

Total Mortgage-Backed Obligations (Cost: $5,878,301,246)		5,980,650,496

Total Bonds & Notes (Cost: $17,365,796,744)		17,827,313,424

BANK LOANS – 2.44%
1011778 BC ULC
4.29% (LIBOR + 2.25%), 02/16/2024(1)	$1,675,069	$1,680,094

ABG Intermediate Holdings 2 LLC
5.54% (LIBOR + 3.50%), 09/27/2024(1)	2,348,839	2,339,538
Advanced Drainage Systems, Inc.
0.00% (LIBOR + 2.25%), 07/31/2026(1)(3)	162,000	162,608
0.00%, 09/18/2026	682,000	684,558
Advanz Pharma Corp.
7.53% (LIBOR + 5.50%), 09/06/2024(1)	1,787,380	1,681,264
Agiliti Health, Inc.
5.13% (LIBOR + 3.00%), 01/04/2026(1)	2,109,400	2,104,127
AI Alpine U.S. Bidco, Inc.
4.80% (LIBOR + 2.75%), 10/31/2025(1)	3,984,912	3,885,290
Albertson’s LLC
4.79% (LIBOR + 2.75%), 08/17/2026(1)	6,710,997	6,750,525
Aldevron, LLC
0.00% (LIBOR + 4.25%), 09/18/2026(1)(3)	1,875,000	1,879,688
Alliant Holdings Intermediate LLC
5.05% (LIBOR + 3.00%), 05/09/2025(1)	5,490,500	5,393,428
Alphabet Holding Company, Inc.
5.54% (LIBOR + 3.50%), 09/26/2024(1)	98,000	90,528
Altice France SA
6.03% (LIBOR + 4.00%), 08/14/2026(1)	1,389,500	1,384,873
AMC Entertainment Holdings, Inc.
5.23% (LIBOR + 3.00%), 04/22/2026(1)	3,536,137	3,547,913
AmWINS Group, Inc.
4.80% (LIBOR + 2.75%), 01/25/2024(1)	2,338,977	2,338,252
Ancestry.com Operations, Inc.
5.80% (LIBOR + 3.75%), 10/19/2023(1)	1,898,010	1,872,709
Applied Systems, Inc.
5.10% (LIBOR + 3.00%), 09/19/2024(1)	5,575,333	5,564,796
Aramark Services, Inc.
3.79% (LIBOR + 1.75%), 03/28/2024(1)	1,631,808	1,632,493
3.79% (LIBOR + 1.75%), 03/11/2025(1)	186,532	186,611
Ascend Learning, LLC
0.00% (LIBOR + 3.00%), 07/12/2024(1)(3)	2,274,198	2,263,532
Asurion LLC
5.04% (LIBOR + 3.00%), 11/03/2023(1)	441,108	442,692
5.04% (LIBOR + 3.00%), 11/03/2024(1)	6,462,574	6,482,349
8.54% (LIBOR + 6.50%), 08/04/2025(1)	2,485,000	2,523,517

Avantor, Inc.
5.04% (LIBOR + 3.00%), 11/21/2024(1)	2,719,512	2,739,065
Avolon TLB Borrower 1 U.S. LLC
3.79% (LIBOR + 1.75%), 01/15/2025(1)	3,161,092	3,170,829
Axalta Coating Systems U.S. Holdings, Inc.
3.85% (LIBOR + 1.75%), 06/01/2024(1)	78,800	78,787
Azalea TopCo, Inc.
0.00% (LIBOR + 3.50%), 07/24/2026(1)(3)	3,303,000	3,292,001
B&G Foods, Inc.
0.00% (LIBOR + 2.50%), 09/16/2026(1)(3)	765,000	768,351
Bausch Health Companies, Inc.
5.04% (LIBOR + 3.00%), 06/02/2025(1)	7,689,524	7,717,591
4.79% (LIBOR + 2.75%), 11/27/2025(1)	1,487,039	1,489,270
Beacon Roofing Supply, Inc.
4.29% (LIBOR + 2.25%), 01/02/2025(1)	118,200	117,823
Berry Global, Inc.
4.55% (LIBOR + 2.50%), 07/01/2026(1)	4,613,437	4,633,644
Brookfield WEC Holdings, Inc.
5.54% (LIBOR + 3.50%), 08/01/2025(1)	5,544,659	5,557,855
BWAY Holding Co.
5.59% (LIBOR + 3.25%), 04/03/2024(1)	2,123,660	2,077,066
C.H.I. Overhead Doors, Inc.
5.29% (LIBOR + 3.25%), 07/29/2022(1)	1,149,337	1,148,625
Caesars Resort Collection LLC
4.79% (LIBOR + 2.75%), 12/23/2024(1)	5,042,071	5,006,776
Calpine Corp.
4.86% (LIBOR + 2.75%), 04/05/2026(1)	4,588,500	4,597,126
Catalent Pharma Solutions, Inc.
4.29% (LIBOR + 2.25%), 05/18/2026(1)	3,890,450	3,898,970
CenturyLink, Inc.
4.79% (LIBOR + 2.75%), 01/31/2025(1)	754,891	749,440
CEOC LLC
4.04% (LIBOR + 2.00%), 10/07/2024(1)	507,948	507,603

Ceridian HCM Holding, Inc.
5.04% (LIBOR + 3.00%), 04/30/2025(1)	4,447,212	4,454,995
Change Healthcare Holdings, Inc.
4.54% (LIBOR + 2.50%), 03/01/2024(1)	3,793,363	3,773,448
Charter Communications Operating LLC
4.05% (LIBOR + 2.00%), 04/30/2025(1)	11,267,518	11,329,489
Charter NEX US, Inc.
5.54% (LIBOR + 3.50%), 05/16/2024(1)	7,132,125	7,121,712
Churchill Downs, Inc.
4.05% (LIBOR + 2.00%), 12/27/2024(1)	493,719	494,953
Clean Harbors, Inc.
3.79% (LIBOR + 1.75%), 06/28/2024(1)	493,687	495,785
Clear Channel Outdoor Holdings, Inc.
0.00% (LIBOR + 3.50%), 08/21/2026(1)(3)	2,300,000	2,304,922
CommScope, Inc.
5.29% (LIBOR + 3.25%), 04/06/2026(1)	2,900,000	2,887,066
Core & Main Gp LLC
4.86% (LIBOR + 2.75%), 08/01/2024(1)	98,250	97,329
Crown Holdings, Inc.
4.06% (LIBOR + 2.00%), 04/03/2025(1)	26,832	26,913
CSC Holdings LLC
4.28% (LIBOR + 2.25%), 07/17/2025(1)	3,960,605	3,954,229
4.28% (LIBOR + 2.25%), 01/15/2026(1)	7,387,875	7,376,793
4.53% (LIBOR + 2.50%), 01/25/2026(1)	296,250	296,250
CSC Holdings, LLC
0.00% (LIBOR + 2.50%), 04/15/2027(1)(3)	3,000,000	3,000,000
Cypress Intermediate Holdings III, Inc.
4.80% (LIBOR + 2.75%), 04/29/2024(1)	3,514,409	3,496,204
DaVita Inc.
4.29% (LIBOR + 2.25%), 08/12/2026(1)	3,080,000	3,095,708
Dell International LLC
3.81% (LIBOR + 1.75%), 03/13/2024(1)	2,271,250	2,269,365
4.05% (LIBOR + 2.00%), 09/19/2025(1)	520,000	522,278
Delos Finance SARL
3.85% (LIBOR + 1.75%), 10/06/2023(1)	1,416,667	1,420,463

Diamond Resorts International, Inc.
5.79% (LIBOR + 3.75%), 09/02/2023(1)	3,127,154	3,035,684
Dubai World Corp.
2.50% (LIBOR + 2.50%), 09/30/2022(1)	7,199,245	6,623,305
Dynasty Acquisition Co., Inc.
6.10% (LIBOR + 4.00%), 04/06/2026(1)	4,618,671	4,637,423
6.10% (LIBOR + 4.00%), 04/06/2026(1)	1,921,329	1,929,129
Eastern Power LLC
5.79% (LIBOR + 3.75%), 10/02/2023(1)	2,021,331	2,026,102
Energizer Holdings, Inc.
4.38% (LIBOR + 2.25%), 12/17/2025(1)	3,286,255	3,284,217
Envision Healthcare Corp.
5.79% (LIBOR + 3.75%), 10/10/2025(1)	3,523,872	2,864,239
ExamWorks Group, Inc.
5.29% (LIBOR + 3.25%), 07/27/2023(1)	2,422,617	2,429,691
Forest City Enterprises LP
6.04% (LIBOR + 4.00%), 12/08/2025(1)	794,000	798,963
Formula One Management Ltd.
4.54% (LIBOR + 2.50%), 02/01/2024(1)	4,190,000	4,130,293
Gentiva Health Services, Inc.
5.81% (LIBOR + 3.75%), 07/02/2025(1)	316,800	318,384
Genworth Holdings, Inc.
6.67% (LIBOR + 4.50%), 03/07/2023(1)	49,250	49,373
GFL Environmental Inc.
5.04% (LIBOR + 3.00%), 05/30/2025(1)	4,508,586	4,468,324
Go Daddy Operating Co. LLC
4.04% (LIBOR + 2.00%), 02/15/2024(1)	1,518,404	1,520,120
Gray Television, Inc.
4.83% (LIBOR + 2.50%), 01/02/2026(1)	595,500	597,072
HB Fuller Co.
4.04% (LIBOR + 2.00%), 10/20/2024(1)	2,829,840	2,816,341
HCA, Inc.
4.04% (LIBOR + 2.00%), 03/13/2025(1)	3,211,736	3,219,380
Hilton Worldwide Finance LLC
3.77% (LIBOR + 1.75%), 06/22/2026(1)	7,631,741	7,675,013

HUB International Ltd.
5.27% (LIBOR + 3.00%), 04/25/2025(1)	2,816,669	2,781,855
Hyland Software, Inc.
5.29% (LIBOR + 3.25%), 07/01/2024(1)	2,262,079	2,259,817
iHeartCommunications, Inc.
0.00% (LIBOR + 4.00%), 05/01/2026(1)(3)	16,960,153	17,060,387
Intelsat Jackson Holdings SA
5.80% (LIBOR + 3.75%), 11/27/2023(1)	3,715,000	3,723,136
6.55% (LIBOR + 4.50%), 01/02/2024(1)	4,181,932	4,227,223
IPS Acquisition LLC
5.54% (LIBOR + 3.50%), 11/07/2024(1)	546,242	547,607
IQVIA, Inc.
4.10% (LIBOR + 2.00%), 01/17/2025(1)	740,554	743,146
IRB Holding Corp.
5.55% (LIBOR + 3.25%), 02/05/2025(1)	98,500	97,994
Jaguar Holding Co. I LLC
4.54% (LIBOR + 2.50%), 08/18/2022(1)	9,331,358	9,334,530
KAR Auction Services, Inc.
0.00% (LIBOR + 2.25%), 09/19/2026(1)(3)	550,000	552,063
KFC Holding Co.
3.79% (LIBOR + 1.75%), 04/03/2025(1)	11,511,698	11,521,252
Kronos, Inc.
5.25% (LIBOR + 3.00%), 11/01/2023(1)	9,238,078	9,252,766
Lake Road Generating Company LP
0.00% (LIBOR + 2.00%), 02/22/2049(1)(3)	4,550,000	4,515,875
Level 3 Financing, Inc.
4.29% (LIBOR + 2.25%), 02/22/2024(1)	12,770,000	12,788,644
Marriott Ownership Resorts, Inc.
4.29% (LIBOR + 2.25%), 08/29/2025(1)	297,750	298,992
McDermott International, Inc.
7.10% (LIBOR + 5.00%), 05/09/2025(1)	3,630,231	2,282,508
Meredith Corp.
4.79% (LIBOR + 2.75%), 01/31/2025(1)	57,874	57,917
Messer Industries GmbH
4.60% (LIBOR + 2.50%), 03/01/2026(1)	2,988,321	2,980,491

MGM Growth Properties Operating Partnership LP
4.04% (LIBOR + 2.00%), 03/21/2025(1)	248,072	248,452
Micro Holdings Corp.
5.79% (LIBOR + 3.75%), 09/13/2024(1)	303,800	301,379
Microchip Technology, Inc.
4.05% (LIBOR + 2.00%), 05/29/2025(1)	4,373,961	4,380,784
Mission Broadcasting, Inc.
4.35% (LIBOR + 2.25%), 01/17/2024(1)	299,834	299,975
MPH Acquisition Holdings LLC
4.85% (LIBOR + 2.75%), 06/07/2023(1)	4,142,681	3,939,855
Nascar Holdings, Inc.
0.00% (LIBOR + 2.75%), 07/27/2026(1)(3)	774,000	778,714
Neiman Marcus Group LLC Ltd.
8.56% (LIBOR + 6.50%), 10/25/2023(1)	8,304,840	6,325,548
Nexstar Broadcasting, Inc.
4.29% (LIBOR + 2.25%), 01/17/2024(1)	1,505,137	1,505,844
NVA Holdings, Inc.
4.79% (LIBOR + 2.75%), 02/02/2025(1)	2,194,458	2,191,715
5.54% (LIBOR + 3.50%), 02/02/2025(1)	2,224,425	2,221,644
Pacific Gas & Electric Co.
4.32% (LIBOR + 2.25%), 12/31/2020(1)	14,524,942	14,597,567
Panther BF Aggregator 2 LP
5.54% (LIBOR + 3.50%), 04/30/2026(1)	5,240,000	5,184,351
PAREXEL International
4.79% (LIBOR + 2.75%), 09/27/2024(1)	88,315	83,726
Penn National Gaming, Inc.
4.29% (LIBOR + 2.25%), 10/15/2025(1)	496,250	498,334
PetSmart, Inc.
6.04% (LIBOR + 4.00%), 03/11/2022(1)	646,683	630,115
Ply Gem Midco, Inc.
5.79% (LIBOR + 3.75%), 04/12/2025(1)	1,156,336	1,130,318
PODS LLC
5.05% (LIBOR + 2.75%), 12/06/2024(1)	755,369	753,480
Post Holdings, Inc.
4.04% (LIBOR + 2.00%), 05/24/2024(1)	2,764,109	2,770,328

PQ Corp.
4.76% (LIBOR + 2.50%), 02/08/2025(1)		3,699,773	3,702,844
Prime Security Services Borrower LLC
0.00% (LIBOR + 2.75%), 05/02/2022(1)(3)		1,934,743	1,934,608
Qatar National Bank QPSC
3.04% (LIBOR + 0.90%), 12/22/2020(1)		2,650,000	2,643,375
Refinitiv U.S. Holdings, Inc.
5.79% (LIBOR + 3.75%), 10/01/2025(1)		9,148,416	9,194,158
Regionalcare Hospital Partners Holdings, Inc.
6.55% (LIBOR + 4.50%), 11/16/2025(1)		7,146,010	7,147,153
Reynolds Group Holdings, Inc.
4.79% (LIBOR + 2.75%), 02/05/2023(1)		3,277,720	3,281,817
Sabre GLBL, Inc.
4.04% (LIBOR + 2.00%), 02/22/2024(1)		1,609,523	1,615,188
SBA Senior Finance II LLC
4.05% (LIBOR + 2.00%), 04/11/2025(1)		1,580,000	1,580,063
Scientific Games International, Inc.
4.88% (LIBOR + 2.75%), 08/14/2024(1)		6,344,210	6,284,765
Sequa Mezzanine Holdings LLC
7.19% (LIBOR + 5.00%), 11/28/2021(1)		8,696,569	8,609,603
11.27% (LIBOR + 9.00%), 04/28/2022(1)		660,000	648,450
Sigma Holdco BV
3.50% (EURIBOR + 3.50%), 07/02/2025(1)	EUR	690,000	751,832
Sinclair Television Group, Inc.
4.54% (LIBOR + 2.50%), 09/30/2026(1)		$637,000	638,860
Solera, LLC
0.00% (LIBOR + 2.75%), 03/03/2023(1)(3)		4,588,114	4,563,521
Sprint Communications, Inc.
4.56% (LIBOR + 2.50%), 02/02/2024(1)		738,636	732,868
5.06% (LIBOR + 3.00%), 02/02/2024(1)		372,187	370,907
SS&C Technologies Holdings, Inc.
4.29% (LIBOR + 2.25%), 04/16/2025(1)		686,020	687,736
4.29% (LIBOR + 2.25%), 04/16/2025(1)		461,167	462,320
Starfruit U.S. Holdco LLC
5.29% (LIBOR + 3.25%), 10/01/2025(1)		1,601,726	1,566,488

Stars Group Holdings BV
5.60% (LIBOR + 3.50%), 07/10/2025(1)		2,193,835	2,202,062
Station Casinos LLC
4.55% (LIBOR + 2.50%), 06/08/2023(1)		1,201,212	1,205,140
Summit Materials LLC
4.04% (LIBOR + 2.00%), 11/21/2024(1)		3,265,915	3,268,985
Sunshine Luxembourg VII Sarl
0.00% (EURIBOR + 3.75%), 09/23/2026(1)(3)	EUR	1,000,000	1,097,253
Syniverse Holdings, Inc.
7.03% (LIBOR + 5.00%), 03/09/2023(1)		$464,536	436,445
Tanzania (REP OF) Term Loan
0.00%, 12/10/2019(6)		200,000	198,000
Telenet Financing USD LLC
4.28% (LIBOR + 2.25%), 08/15/2026(1)		1,250,000	1,249,225
Trans Union LLC
4.04% (LIBOR + 2.00%), 06/19/2025(1)		2,439,125	2,445,223
Transdigm Inc.
4.54% (LIBOR + 2.50%), 05/30/2025(1)		744,332	740,693
Tronox Finance LLC
4.82% (LIBOR + 2.75%), 09/23/2024(1)		133,813	133,694
Uber Technologies, Inc.
5.55% (LIBOR + 3.50%), 07/13/2023(1)		424,733	421,106
6.03% (LIBOR + 4.00%), 04/04/2025(1)		2,817,517	2,796,977
UFC Holdings LLC
5.30% (LIBOR + 3.25%), 04/29/2026(1)		9,207,794	9,224,460
Univision Communications, Inc.
4.79% (LIBOR + 2.75%), 03/15/2024(1)		4,353,278	4,227,208
Viant Medical Holdings, Inc.
5.85% (LIBOR + 3.75%), 07/02/2025(1)		510,922	476,435
Vistra Operations Company LLC
4.04% (LIBOR + 2.00%), 08/04/2023(1)		2,598,329	2,605,916
4.04% (LIBOR + 2.00%), 12/31/2025(1)		4,018,388	4,028,996
Wand Newco 3, Inc.
0.00% (LIBOR + 3.50%), 02/05/2026(1)(3)		1,795,500	1,803,921

Welbilt, Inc.
0.00% (LIBOR + 2.50%), 10/23/2025(1)(3)	4,500,000	4,505,625
West Corp.
6.04% (LIBOR + 4.00%), 10/10/2024(1)	76,485	68,193
Western Digital Corp.
3.61% (LIBOR + 1.50%), 02/27/2023(1)	4,294,231	4,278,127
Western Digital Corporation
0.00% (LIBOR + 1.75%), 04/29/2023(1)(3)	1,675,017	1,668,384
Whatabrands LLC
5.52% (LIBOR + 3.25%), 08/02/2026(1)	233,000	233,904
WideOpenWest Finance LLC
5.29% (LIBOR + 3.25%), 08/18/2023(1)	977,298	941,871
Wyndham Hotels & Resorts, Inc.
3.79% (LIBOR + 1.75%), 05/30/2025(1)	198,000	198,853
Zayo Group LLC
4.04% (LIBOR + 2.00%), 01/19/2021(1)	1,587,300	1,589,617
4.29% (LIBOR + 2.25%), 01/19/2024(1)	785,000	786,280

Total Bank Loans (Cost: $458,071,539)		455,400,643

	Shares	Value
COMMON STOCKS – 0.06%
Communications – 0.04%
Clear Channel Outdoor Holdings, Inc. - Class A(13)	2,064,946	$5,203,664
iHeartMedia, Inc. - Class A(13)	139,553	2,093,295
iHeartMedia, Inc. - Class B(6)(13)	1,787	26,805

		7,323,764

Consumer, Cyclical – 0.02%
Caesars Entertainment Corp.(13)	338,983	3,952,542

Total Common Stocks (Cost: $15,794,687)		11,276,306

CONVERTIBLE PREFERRED STOCKS – 0.04%
Consumer, Non-cyclical – 0.04%
Bunge Ltd., 4.88%	68,719	6,983,912

Total Convertible Preferred Stocks (Cost: $7,282,070)		6,983,912

WARRANTS – 0.06%
Communications – 0.06%
iHeartMedia, Inc., expires 05/01/2039(6)(13)		723,037	$10,845,555

Total Warrants (Cost: $14,531,679)			10,845,555

SHORT-TERM INVESTMENTS – 5.17%
Money Market Funds – 4.45%
Fidelity Institutional Money Market Government Fund - Class I, 1.90%(14)(15)		829,060,343	829,060,343

Total Money Market Funds (Cost: $829,060,343)			829,060,343

	Principal Amount		Value
Repurchase Agreements – 0.24%
Bank of America Securities, Inc., 2.40% dated 09/30/2019, due 10/01/2019, repurchase price $3,200,213 (collateralized by U.S. Treasury Note, value $3,269,737, 2.75%, 09/15/2021)		3,200,000	3,200,000
J.P. Morgan Securities, 2.75% dated 09/27/2019, due 10/01/2019, repurchase price $5,000,764 (collateralized by U.S. Treasury Inflation Indexed Bond, value $5,125,801, 0.50%, 01/15/2028)		5,000,000	5,000,000
J.P. Morgan Securities, 2.75% dated 09/27/2019, due 10/01/2019, repurchase price $24,803,789 (collateralized by U.S. Treasury Note, value $25,430,667, 2.63%, 08/15/2020)		24,800,000	24,800,000
J.P. Morgan Securities, 2.08% dated 09/30/2019, due 10/02/2019, repurchase price $11,101,283 (collateralized by U.S. Treasury Note, value $11,346,034, 2.63%, 08/15/2020)		11,100,000	11,100,000

Total Repurchase Agreements (Cost: $44,100,000)			44,100,000

U.S. Treasury Bills – 0.42%
U.S. Treasury Bill, 0.00%, 10/10/2019		53,660,000	53,636,133
U.S. Treasury Bill, 0.00%, 10/22/2019(10)		609,000	608,358
U.S. Treasury Bill, 0.00%, 12/26/2019(10)		4,915,000	4,894,003
U.S. Treasury Bill, 0.00%, 04/23/2020		20,000,000	19,797,961

Total U.S. Treasury Bills (Cost: $78,876,157)			78,936,455

Time Deposits – 0.06%
Banco Santander, Frankfurt, 1.40% due 10/01/2019		365,534	365,535
BNP Paribas, Paris, -0.67% due 10/01/2019	EUR	393,661	429,071
BNP Paribas, Paris, 1.40% due 10/01/2019		$9,159,207	9,159,207

Brown Brothers Harriman, -1.62% due 10/01/2019	CHF	121,337	121,574
Brown Brothers Harriman, -0.67% due 10/01/2019	EUR	500	545
Brown Brothers Harriman, -0.51% due 10/01/2019	SEK	688,340	69,924
Brown Brothers Harriman, -0.26% due 10/01/2019	JPY	85,071	787
Brown Brothers Harriman, 0.25% due 10/01/2019	AUD	494,596	333,827
Brown Brothers Harriman, 0.65% due 10/01/2019	NZD	294	184
Brown Brothers Harriman, 0.89% due 10/01/2019	CAD	155,114	117,080
Citibank, London, 0.38% due 10/01/2019	GBP	101,444	124,731
Citibank, New York, 1.40% due 10/01/2019		$281,929	281,929

Total Time Deposits (Cost: $11,004,394)			11,004,394

Total Short-Term Investments (Cost: $963,040,894)			963,101,192

TOTAL INVESTMENTS IN SECURITIES – 103.54%
(Cost: $18,824,517,613)			19,274,921,032

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.54)%			(659,674,751)

TOTAL NET ASSETS – 100.00%			$18,615,246,281

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ARS Argentine Peso

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

ILS Israeli New Shekel

JPY Japanese Yen

MYR Malaysian Ringgit

NOK Norwegian Krone

NZD New Zealand Dollar

PEN Peruvian Sol

SEK Swedish Krona

(1)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $3,793,613,016, which represents 20.38% of total net assets.

(3)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(4)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of September 30, 2019.
(5)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of September 30, 2019.
(6)	Security that is categorized as Level 3 per the Trust’s fair value hierarchy. These securities represent $11,084,741 or 0.06% of the Fund’s net assets.
(7)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(8)	Security in default as of September 30, 2019. The value of these securities total $44,268,060, which represents 0.24% of total net assets.
(9)	Inflation protected security. The value of these securities total $229,965,493, which represents 1.24% of total net assets.
(10)	Partially assigned as collateral for certain future and swap contracts. The value of these pledged issues totals $43,307,444, which represents 0.23% of total net assets.
(11)	All or a portion of U.S. Treasuries purchased in a sale-buyback transaction. The value of these securities total $22,141,759, which represents 0.12% of total net assets.
(12)	Delayed delivery purchase commitment security. The value of these securities total $494,286,364, which represents 2.66% of total net assets.
(13)	Non-income producing security.
(14)	Represents annualized seven-day yield as of the close of the reporting period.
(15)	Partially assigned as collateral for certain delayed delivery securities.

The accompanying notes are an integral part of this Schedule of Investments.

Sale-Buyback Transactions

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
Goldman Sachs	9/24/2019	10/1/2019	2.25%	22,141,759

				22,141,759

Over-the-Counter Total Return Swap Contracts - Purchased

Counterparty	Reference Entity	Floating Rate Paid by Fund	Payment Fequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Value
J.P. Morgan	IBOXX USD Liquid High Yield Index Series 1	3-Month LIBOR Paid	Quarterly	12/20/2019	$2,700,000	$(16,388)	$97,144	$80,756

Centrally Cleared Interest Rate Swaps

Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
2.25%	3 Month USD LIBOR	Received	Quarterly	3/12/2050		$51,700,000	$(163,068)	$(6,309,617)	$(6,472,685)
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		107,900,000	(1,216,040)	9,885,419	8,669,379
2.50	3 Month USD LIBOR	Paid	Quarterly	12/20/2027		94,300,000	1,915,333	5,661,335	7,576,668
2.54	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(517,298)	(517,298)
2.55	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(520,943)	(520,943)
2.56	3 Month USD LIBOR	Received	Quarterly	2/5/2024		12,000,000	—	(525,761)	(525,761)
2.57	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	—	(266,070)	(266,070)
2.58	3 Month USD LIBOR	Received	Quarterly	2/5/2024		17,900,000	—	(800,379)	(800,379)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		18,000,000	—	(824,965)	(824,965)
2.61	3 Month USD LIBOR	Received	Quarterly	2/5/2024		6,000,000	—	(275,314)	(275,314)
3.00	3 Month USD LIBOR	Paid	Quarterly	6/19/2029		47,200,000	3,691,029	2,754,871	6,445,900
3.00	6 Month Australian BBSW	Paid	Semi-Annual	3/21/2027	AUD	109,400,000	690,522	9,751,505	10,442,027
(0.15)	6 Month EURIBOR	Received	Semi-Annual	3/18/2030	EUR	16,100,000	294,649	(224,689)	69,960
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2030	GBP	18,700,000	194,496	(443,539)	(249,043)
0.75	6 Month GBP LIBOR	Received	Semi-Annual	3/18/2050		6,000,000	146,155	(243,854)	(97,699)
7.15	Mexico Interbank TIIE 28 Day	Paid	Lunar	6/11/2027	MXN	25,800,000	(19,340)	57,123	37,783
7.36	Mexico Interbank TIIE 28 Day	Received	Lunar	8/21/2037		900,000	3,386	(4,619)	(1,233)
7.37	Mexico Interbank TIIE 28 Day	Paid	Lunar	10/11/2027		40,300,000	(2,105)	90,168	88,063
7.38	Mexico Interbank TIIE 28 Day	Received	Lunar	8/14/2037		1,300,000	4,773	(6,692)	(1,919)
7.61	Mexico Interbank TIIE 28 Day	Received	Lunar	1/23/2023		222,400,000	158,401	(526,402)	(368,001)
7.75	Mexico Interbank TIIE 28 Day	Paid	Lunar	1/5/2023		1,400,000	—	2,582	2,582
7.81	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	—	5,563	5,563
7.82	Mexico Interbank TIIE 28 Day	Paid	Lunar	2/6/2023		2,800,000	(428)	6,057	5,629
7.87	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		3,400,000	—	6,834	6,834
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/16/2022		2,000,000	—	4,029	4,029
7.88	Mexico Interbank TIIE 28 Day	Paid	Lunar	12/27/2022		36,000,000	11,549	61,634	73,183
7.91	Mexico Interbank TIIE 28 Day	Received	Lunar	12/30/2027		800,000	—	(3,193)	(3,193)
7.98	Mexico Interbank TIIE 28 Day	Received	Lunar	12/10/2027		3,300,000	(24)	(13,937)	(13,961)
7.99	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027		100,000	—	(425)	(425)

8.01	Mexico Interbank TIIE 28 Day	Received	Lunar	12/21/2027	20,200,000	(9,795)	(77,118)	(86,913)
8.03	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028	1,600,000	13	(7,073)	(7,060)
8.05	Mexico Interbank TIIE 28 Day	Received	Lunar	1/31/2028	2,400,000	645	(11,396)	(10,751)

						$5,700,151	$16,683,836	$22,383,987

Over-the-Counter Credit Default Swaps – Sell Protection

Counterparty	Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2019	Notional Amount		Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
J.P. Morgan	Argentine Republic	5.00%	6/20/2023	47.05%		$200,000	$1,168	$(119,858)	$(118,690)
J.P. Morgan	Barclays Bank	1.00%	6/20/2024	0.59%	EUR	1,000,000	12,566	9,141	21,707
Goldman Sachs	Federative Republic of Brazil	1.00%	12/20/2024	1.37%		$3,200,000	(49,800)	(7,085)	(56,885)
Deutsche Bank	CMBX.NA.AAA.10	0.50%	11/17/2059	0.36%		16,450,000	(272,865)	423,161	150,296
Morgan Stanley	Republic of Colombia	1.00%	12/20/2024	0.94%		6,940,000	25,090	16,653	41,743
Morgan Stanley	Republic of Colombia	1.00%	12/20/2024	0.94%		11,000,000	49,161	17,003	66,164
Bank of America	Republic of Colombia	1.00%	12/20/2024	0.94%		10,335,000	52,281	9,883	62,164
Goldman Sachs	Republic of Colombia	1.00%	12/20/2024	0.94%		21,350,000	89,597	38,821	128,418
Goldman Sachs	Republic of Colombia	1.00%	12/20/2024	0.94%		21,495,000	90,206	39,084	129,290
Morgan Stanley	Devon Energy Corp.	1.00%	12/20/2024	1.07%		525,000	–	(1,568)	(1,568)
Goldman Sachs	Federative Republic of Brazil	1.00%	6/20/2024	1.25%		300,000	(9,569)	6,370	(3,199)
Goldman Sachs	Republic of Indonesia	1.00%	12/20/2024	0.91%		17,932,741	129,785	4,406	134,191
Barclays Bank	Republic of Indonesia	1.00%	12/20/2024	0.91%		4,057,181	26,378	(6,387)	19,991
Morgan Stanley	Republic of Indonesia	1.00%	12/20/2024	0.91%		9,737,235	64,489	(16,509)	47,980
Goldman Sachs	Republic of Indonesia	1.00%	12/20/2024	0.91%		12,982,980	82,783	(18,810)	63,973
Morgan Stanley	Republic of Indonesia	1.00%	12/20/2024	0.91%		23,489,863	149,777	(34,033)	115,744
Morgan Stanley	United Mexican States	1.00%	12/20/2024	1.16%		2,800,000	(22,865)	1,362	(21,503)
J.P. Morgan	Republic of South Africa	1.00%	6/20/2023	1.53%		9,400,000	(521,054)	372,750	(148,304)
Goldman Sachs	Republic of South Africa	1.00%	6/20/2024	1.81%		4,700,000	(189,841)	26,026	(163,815)
Goldman Sachs	Republic Of South Africa	1.00%	12/20/2024	1.94%		5,016,559	(187,987)	(20,509)	(208,496)
Goldman Sachs	Republic Of South Africa	1.00%	12/20/2024	1.94%		5,336,765	(201,531)	(20,273)	(221,804)
Goldman Sachs	Republic Of South Africa	1.00%	12/20/2024	1.94%		32,099,004	(1,243,993)	(172,123)	(1,416,116)
J.P. Morgan	Republic Of South Africa	1.00%	12/20/2024	1.94%		5,393,140	(209,011)	(28,919)	(237,930)
J.P. Morgan	Republic Of South Africa	1.00%	12/20/2024	1.94%		5,909,294	(229,015)	(31,687)	(260,702)
Morgan Stanley	Republic of Turkey	1.00%	6/20/2024	3.46%		2,000,000	(306,504)	103,745	(202,759)
Goldman Sachs	Russia Emerging Markets	1.00%	12/20/2022	0.53%		1,500,000	(22,016)	44,667	22,651
J.P. Morgan	Russia Emerging Markets	1.00%	6/20/2023	0.62%		18,200,000	(423,777)	679,384	255,607
Goldman Sachs	Russia Emerging Markets	1.00%	12/20/2023	0.69%		300,000	(4,099)	7,999	3,900

Goldman Sachs	Russia Emerging Markets	1.00%	6/20/2024	0.78%	26,300,000	(403,669)	667,274	263,605
Goldman Sachs	Teva Pharmaceutical Finance	1.00%	6/20/2022	6.08%	210,000	(11,846)	(13,834)	(25,680)
Morgan Stanley	United Mexican States	1.00%	12/20/2022	0.72%	3,800,000	3,109	31,168	34,277
Goldman Sachs	United Mexican States	1.00%	6/20/2023	0.84%	29,900,000	(187,013)	372,707	185,694
J.P. Morgan	United Mexican States	1.00%	12/20/2023	0.92%	5,400,000	(100,898)	119,446	18,548
Goldman Sachs	United Mexican States	1.00%	12/20/2023	0.92%	9,100,000	(163,907)	221,231	57,324
J.P. Morgan	United Mexican States	1.00%	6/20/2024	1.06%	300,000	(4,753)	4,097	(656)

						$(3,989,623)	$2,724,783	$(1,264,840)

Centrally Cleared Credit Default Swaps – Sell Protection

Reference Entity	Fixed Annual Rate Received by Fund	Maturity Date	Implied Credit Spread at September 30, 2019	Notional Amount		Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.EM.28	1.00%	12/20/2022	—		$9,894,000	$(277,068)	$88,460	$(188,608)
CDX.EM.29	1.00	6/20/2023	—		2,000,000	(32,772)	(28,830)	(61,602)
CDX.EM.30	1.00	12/20/2023	—		10,500,000	(432,342)	22,007	(410,335)
CDX.EM.31	1.00	6/20/2024	—		28,000,000	(963,893)	(341,744)	(1,305,637)
CDX.EM.32	1.00	12/20/2024	—		2,400,000	(118,320)	(7,290)	(125,610)
Deutsche Bank AG	1.00	12/20/2019	0.46%	EUR	5,100,000	10,000	(1,538)	8,462
General Electric Co.	1.00	12/20/2023	0.99%		$700,000	(29,276)	29,877	601

						$(1,843,671)	$(239,058)	$(2,082,729)

Over-the-Counter Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation/ (Depreciation)
BRL	15,535,000	USD	3,730,429	10/02/19	Morgan Stanley	$8,484
CAD	12,337,000	USD	9,300,112	11/15/19	J.P. Morgan	18,384
CAD	13,773,000	USD	10,348,159	11/15/19	Morgan Stanley	54,991
ILS	43,277,000	USD	12,329,981	10/10/19	Citigroup Global Markets	124,919
RUB	3,067,075,789	USD	46,474,731	11/15/19	Morgan Stanley	540,333
RUB	249,817,460	USD	3,774,128	12/16/19	Morgan Stanley	38,146
TRY	49,657,183	USD	8,633,746	10/25/19	Morgan Stanley	87,406
TRY	109,787,077	USD	19,071,190	10/28/19	J.P. Morgan	189,718
USD	1,215,948	AUD	1,778,000	10/02/19	BNP Paribas	15,887
USD	8,685,530	EUR	7,877,000	10/02/19	BNP Paribas	99,991
USD	996,955	GBP	800,000	10/02/19	BNP Paribas	13,316
USD	1,736,887	EUR	1,576,000	10/02/19	J.P. Morgan	19,125
USD	32,620,449	AUD	48,322,654	10/02/19	Morgan Stanley	5,069
USD	4,052,221	BRL	15,535,000	10/02/19	Morgan Stanley	313,307
USD	243,266,698	EUR	219,254,000	10/02/19	Morgan Stanley	4,290,728
USD	5,815,177	JPY	613,600,000	10/02/19	Morgan Stanley	140,263
USD	12,417,712	KRW*	14,635,515,000	10/11/19	Bank of America	207,881
USD	9,830,978	KRW*	11,500,000,000	10/11/19	Morgan Stanley	236,983
USD	8,351,766	CZK	194,450,000	10/18/19	Barclays Bank	133,510
USD	43,338,053	MXN	844,845,000	10/23/19	BNP Paribas	688,751
USD	206,224,416	GBP	167,141,000	11/04/19	Bank of America	419,455
USD	242,967,978	EUR	221,995,000	11/04/19	J.P. Morgan	355,264
USD	136,903	JPY	14,700,000	11/05/19	Morgan Stanley	617
USD	5,251,953	COP	17,556,230,000	11/08/19	Goldman Sachs	215,987
USD	21,417,109	NZD	33,217,000	11/15/19	BNP Paribas	594,850
USD	35,909,449	CAD	47,531,000	11/15/19	J.P. Morgan	7,896
USD	7,915,093	PLN	30,730,000	11/15/19	J.P. Morgan	247,281
USD	2,707,941	EUR	2,454,829	11/22/19	Barclays Bank	21,956
USD	1,577,840	EUR	1,417,629	11/22/19	Citigroup Global Markets	26,722
USD	9,628,119	EUR	8,617,000	11/22/19	Goldman Sachs	199,710

USD	22,232,792	EUR	19,893,000	11/22/19	State Street	466,593
USD	8,522,590	PEN*	28,785,046	12/06/19	BNP Paribas	5,276
USD	10,410,330	CAD	13,690,000	12/18/19	Bank of America	63,441
USD	6,664,739	ARS*	345,899,999	02/27/20	Deutsche Bank	2,539,729

			Total Unrealized Appreciation			12,391,969

ARS*	345,899,999	USD	6,221,223	02/27/20	J.P. Morgan	(2,096,213)
AUD	49,661,000	USD	33,729,827	10/02/19	BNP Paribas	(211,129)
BRL	15,535,000	USD	4,105,444	10/02/19	Morgan Stanley	(366,530)
COP	17,556,230,000	USD	5,463,614	11/08/19	Credit Suisse	(427,647)
CZK	194,450,000	USD	8,574,767	10/18/19	Bank of America	(356,511)
EUR	228,707,000	USD	249,835,528	10/02/19	J.P. Morgan	(556,257)
EUR	1,628,970	USD	1,786,034	11/22/19	Goldman Sachs	(3,673)
EUR	477,122	USD	529,121	11/22/19	UBS	(7,071)
GBP	167,141,000	USD	205,946,042	10/02/19	Bank of America	(437,906)
IDR*	115,487,065,000	USD	8,210,954	10/04/19	Morgan Stanley	(72,576)
IDR*	1,475,948,000	USD	103,343	12/18/19	BNP Paribas	(282)
JPY	598,900,000	USD	5,551,104	10/02/19	BNP Paribas	(12,145)
JPY	14,700,000	USD	136,592	10/02/19	Morgan Stanley	(638)
KRW*	26,135,515,000	USD	22,232,963	10/11/19	Barclays Bank	(429,138)
MXN	844,845,000	USD	43,111,595	10/23/19	BNP Paribas	(462,294)
MXN	844,845,000	USD	42,775,229	01/16/20	BNP Paribas	(675,888)
PLN	30,730,000	USD	8,134,431	11/15/19	J.P. Morgan	(466,618)
USD	203,282,259	GBP	166,341,000	10/02/19	J.P. Morgan	(1,242,238)
USD	3,730,429	BRL	15,535,000	10/02/19	Morgan Stanley	(8,484)
USD	8,014,926	IDR*	115,487,065,000	10/04/19	Goldman Sachs	(123,452)
USD	6,903,021	ILS	24,555,000	10/10/19	Bank of America	(163,782)
USD	2,631,786	ILS	9,361,000	10/10/19	Canadian Imperial Bank of Commerce	(62,262)
USD	2,629,421	ILS	9,361,000	10/10/19	HSBC Bank	(64,627)
USD	1,426,287	ILS	4,995,000	11/12/19	Bank of America	(13,837)
USD	1,425,772	ILS	4,995,000	11/12/19	Barclays Bank	(14,352)
USD	1,424,376	ILS	4,995,000	11/12/19	Citigroup Global Markets	(15,748)
USD	1,426,735	ILS	4,995,000	11/12/19	Goldman Sachs	(13,389)
USD	1,429,839	ILS	4,995,000	11/12/19	HSBC Bank	(10,285)
USD	1,428,723	ILS	4,995,000	11/12/19	J.P. Morgan	(11,401)
USD	1,426,043	ILS	4,994,430	11/12/19	Morgan Stanley	(13,917)

USD	1,426,287	ILS	4,995,000	11/12/19	UBS	(13,837)
USD	14,238,545	ILS	49,721,000	01/14/20	Citigroup Global Markets	(148,530)

			Total Unrealized Depreciation			(8,502,657)

			Net Unrealized Appreciation			$3,889,312

*	Non-deliverable forward

ARS Argentine Peso

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

COP Colombian Peso

CZK Czech Republic Koruna

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

ILS Israeli New Shekel

JPY Japanese Yen

KRW Korean Won

MXN Mexican Peso

NZD New Zealand Dollar

PEN Peruvian Sol

PLN Polish Zloty

RUB Russian Ruble

TRY Turkish Lira

USD United States Dollar

Open Futures Contracts

Number of Contracts Purchased	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
275	Australian 10 Year Bond Future	Goldman Sachs	Dec. 2019	AUD	40,081,288	$27,349,686	$296,822
1,797	U.S. 2 Year Note Future	Citigroup Global Markets	Dec. 2019		$388,094,580	387,253,500	(841,080)
5,309	U.S. 2 Year Note Future	Goldman Sachs	Dec. 2019		1,144,670,683	1,144,089,500	(581,183)
3,490	U.S. 5 Year Note Future	Citigroup Global Markets	Dec. 2019		416,869,299	415,828,049	(1,041,250)
8,008	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2019		1,055,615,433	1,043,542,500	(12,072,933)
1,088	U.S. Long Bond Future	Goldman Sachs	Dec. 2019		179,674,499	176,596,000	(3,078,499)
3	U.S. Ultra Long-Term Bond Future	Citigroup Global Markets	Dec. 2019		578,743	575,719	(3,024)
890	U.S. Ultra Long-Term Bond Future	Goldman Sachs	Dec. 2019		173,692,875	170,796,562	(2,896,313)

							(20,217,460)

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount		Value	Unrealized Appreciation/ (Depreciation)
(225)	Euro-Bobl Future	Citigroup Global Markets	Dec. 2019	EUR	(30,746,250)	$(33,266,636)	$245,239
(659)	U.S. 5 Year Note Future	Goldman Sachs	Dec. 2019		$(79,049,109)	(78,518,821)	530,288
(604)	U.S. 10 Year Note Future	Goldman Sachs	Dec. 2019		(78,329,710)	(78,708,750)	(379,040)
(1,522)	U.S. Ultra 10 Year Note Future	Goldman Sachs	Dec. 2019		(216,706,687)	(216,742,312)	(35,625)

							360,862

							$(19,856,598)

Bridge Builder Core Plus Bond Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Obligations	$—	$2,167,076,559	$—	$2,167,076,559
Corporate Bonds
Basic Materials	$—	$167,793,120	$—	$167,793,120
Communications	—	726,346,870	14,381	726,361,251
Consumer Cyclical	—	605,261,080	—	605,261,080
Consumer Non-cyclical	—	1,096,380,083	—	1,096,380,083
Diversified	—	9,686,713	—	9,686,713
Energy	—	593,475,700	—	593,475,700
Financial	—	1,911,448,657	—	1,911,448,657
Industrial	—	318,346,460	—	318,346,460
Technology	—	297,369,345	—	297,369,345
Utilities	—	321,350,696	—	321,350,696
Convertible Securities
Communications	—	6,662,982	—	6,662,982
Consumer Cyclical	—	2,775,741	—	2,775,741
Consumer Non-cyclical	—	4,072,420	—	4,072,420
Energy	—	6,459,218	—	6,459,218
Industrial	—	1,890,571	—	1,890,571
Technology	—	5,528,250	—	5,528,250
Government Related		3,604,724,082		3,604,724,082
Mortgage-Backed Obligations	—	5,980,650,496	—	5,980,650,496
Bank Loans	—	455,202,643	198,000	455,400,643
Common Stocks
Communications	7,296,959	—	26,805	7,323,764
Consumer Cyclical	3,952,542	—	—	3,952,542
Convertible Preferred Stocks
Consumer Non-cyclical	6,983,912	—	—	6,983,912
Warrants	—	—	10,845,555	10,845,555
Short-Term Investments
Money Market Funds	829,060,343	—	—	829,060,343

Repurchase Agreements	—	44,100,000	—	44,100,000
U.S. Treasury Bills	—	78,936,455	—	78,936,455
Time Deposits	—	11,004,394	—	11,004,394
Futures Contracts (1)	1,072,349	—	—	1,072,349
Forward Foreign Currency Exchange Contracts (1)	—	12,391,969	—	12,391,969
Swap Contracts (1)	—	35,357,074	—	35,357,074

Total Assets	$848,366,105	$18,464,291,578	$11,084,741	$19,323,742,424
Liablities
Futures Contracts (1)	(20,928,947)	—	—	(20,928,947)
Forward Foreign Currency Exchange Contracts (1)	$—	$(8,502,657)	$—	$(8,502,657)
Swap Contracts (1)	—	(16,223,512)	—	(16,223,512)

Total Liabilities	$(20,928,947)	$(24,726,169)	$—	$(45,655,116)

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Municipal Bond Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Principal Amount	Value
MUNICIPAL BONDS – 98.73%
Alabama – 1.26%
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2031	$4,845,000	$5,617,390
5.00%, 09/01/2036	10,000,000	12,056,800
Alabama Public School & College Authority
5.00%, 06/01/2035	4,000,000	4,610,280
County of Jefferson AL
5.00%, 04/01/2021	1,085,000	1,139,858
5.00%, 04/01/2023	1,550,000	1,728,730
County of Jefferson AL Sewer Revenue
5.00%, 10/01/2044	1,500,000	1,693,740
5.25%, 10/01/2048	1,650,000	1,886,098
5.50%, 10/01/2053	715,000	823,995
Industrial Development Board of the City of Mobile Alabama
1.80%, 06/01/2034(1)	5,000,000	5,000,000
1.85%, 06/01/2034(1)	1,025,000	1,026,117
Mobile County Board of School Commissioners
5.00%, 03/01/2028	1,030,000	1,212,743
Montgomery Medical Clinic Board
5.00%, 03/01/2029	1,000,000	1,145,110
Selma Industrial Development Board
5.80%, 05/01/2034	2,900,000	2,970,702
5.38%, 12/01/2035	215,000	232,073
Southeast Alabama Gas Supply District
4.00%, 04/01/2049(1)	4,685,000	5,070,435
2.25% (1 Month LIBOR USD + 0.85%), 06/01/2049(2)	5,365,000	5,330,664
4.00%, 06/01/2049(1)	11,010,000	11,983,284

Tuscaloosa County Industrial Development Authority
4.50%, 05/01/2032(3)	615,000	686,961
5.25%, 05/01/2044(3)	3,675,000	4,233,343
Water Works Board of the City of Birmingham
5.00%, 01/01/2023	430,000	479,054

		68,927,377

Alaska – 0.11%
Alaska Industrial Development & Export Authority
5.00%, 10/01/2030	1,385,000	1,703,619
Borough of North Slope AK
5.00%, 06/30/2021	305,000	313,488
City of Valdez AK
5.00%, 01/01/2021	4,000,000	4,172,760

		6,189,867

Arizona – 2.83%
Arizona Health Facilities Authority
5.00%, 02/01/2042	2,000,000	2,133,280
1.77%, 01/01/2046(1)	8,000,000	8,000,000
Arizona Industrial Development Authority
5.00%, 07/01/2049(3)	650,000	682,292
5.00%, 07/15/2049(3)	500,000	544,655
Chandler Industrial Development Authority
5.00%, 06/01/2049(1)	14,600,000	16,753,938
City of Glendale AZ
5.00%, 07/01/2030	1,780,000	2,202,910
City of Mesa AZ
4.00%, 07/01/2028	1,265,000	1,484,857
City of Phoenix AZ
4.00%, 07/01/2022	900,000	967,131
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2029	12,865,000	14,434,530
5.00%, 07/01/2030	1,500,000	1,678,935
5.00%, 07/01/2032	800,000	970,232
5.00%, 07/01/2036	3,000,000	3,656,220
5.00%, 07/01/2042	540,000	641,860

County of Pima AZ
4.00%, 07/01/2022	13,160,000	14,123,049
County of Pima AZ Sewer System Revenue
5.00%, 07/01/2022	10,000,000	11,003,800
Glendale Industrial Development Authority
4.00%, 07/01/2028	300,000	312,732
5.00%, 07/01/2033	435,000	474,376
5.00%, 07/01/2038	450,000	484,385
5.00%, 07/01/2048	915,000	973,505
Industrial Development Authority of the City of Phoenix
1.52%, 12/01/2035(1)	14,000,000	13,997,620
5.00%, 07/01/2037	4,750,000	5,615,165
Industrial Development Authority of the County of Pima
5.00%, 06/15/2052(3)	2,000,000	2,059,420
Industrial Development Authority of the County of Yavapai
2.20%, 03/01/2028(1)	2,100,000	2,145,486
1.30%, 04/01/2029(1)	4,250,000	4,248,555
Maricopa County Industrial Development Authority
5.75%, 01/01/2036(3)	100,000	106,126
5.00%, 01/01/2046(1)	3,175,000	3,853,148
5.00%, 01/01/2048(1)	1,300,000	1,437,722
5.00%, 01/01/2048(1)	1,000,000	1,165,530
6.00%, 01/01/2048(3)	635,000	671,570
Maricopa County Special Health Care District
5.00%, 07/01/2025	5,000,000	6,002,250
5.00%, 07/01/2026	7,000,000	8,601,600
McAllister Academic Village LLC
5.00%, 07/01/2021	200,000	212,882
Peoria Industrial Development Authority
5.00%, 11/15/2019	60,000	60,070
Salt River Project Agricultural Improvement & Power District
5.00%, 01/01/2022	1,200,000	1,299,996
5.00%, 01/01/2024	1,600,000	1,846,304
5.00%, 01/01/2033	1,000,000	1,258,450
Salt Verde Financial Corp.
5.00%, 12/01/2037	3,500,000	4,715,410

State of Arizona
5.00%, 10/01/2020	840,000	870,358
5.00%, 10/01/2021	740,000	793,502
5.00%, 10/01/2022	785,000	869,607
5.00%, 10/01/2023	1,035,000	1,181,836
5.00%, 10/01/2024	1,075,000	1,263,824
Tempe Industrial Development Authority
4.00%, 10/01/2023(3)	1,250,000	1,263,538
6.00%, 10/01/2037(3)	40,000	46,169
6.13%, 10/01/2047(3)	80,000	91,538
6.13%, 10/01/2052(3)	80,000	91,244
University of Arizona
5.00%, 06/01/2038	1,955,000	2,466,760
5.00%, 06/01/2039	860,000	1,082,473
Western Maricopa Education Center District No 402
5.00%, 07/01/2022	2,000,000	2,200,760
5.00%, 07/01/2024	320,000	373,840
5.00%, 07/01/2025	1,410,000	1,691,774

		155,107,214

Arkansas – 0.12%
Arkansas Development Finance Authority
1.37%, 09/01/2023(1)	3,000,000	2,975,940
4.50%, 09/01/2049(3)	2,900,000	3,115,905
Arkansas State University
4.00%, 03/01/2020	525,000	530,497

		6,622,342

California – 3.04%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2033	1,300,000	1,462,487
Alameda Corridor Transportation Authority
5.00%, 10/01/2036	2,500,000	2,935,175
5.00%, 10/01/2037	2,000,000	2,340,740
Alisal Union School District
5.25%, 08/01/2042	740,000	911,895

Bay Area Toll Authority
2.83% (SIFMA Municipal Swap Index Yield + 1.25%), 04/01/2036(2)	1,000,000	1,045,450
2.10%, 04/01/2045(1)	2,790,000	2,837,876
2.85%, 04/01/2047(1)	1,000,000	1,071,100
2.95%, 04/01/2047(1)	1,170,000	1,270,831
California Health Facilities Financing Authority
5.63%, 07/01/2025	2,130,000	2,146,337
5.00%, 11/01/2032(1)	1,400,000	1,558,088
5.00%, 07/01/2034(1)	1,710,000	1,899,263
1.25%, 10/01/2036(1)	2,500,000	2,494,575
California Housing Finance
4.25%, 01/15/2035	530,000	629,942
California Municipal Finance Authority
5.00%, 08/15/2029	1,000,000	1,270,960
5.00%, 12/31/2029	2,300,000	2,853,012
5.00%, 08/15/2034	1,065,000	1,306,531
4.00%, 08/15/2037	1,560,000	1,666,330
4.00%, 08/15/2042	1,000,000	1,056,660
5.00%, 12/31/2043	6,835,000	8,106,720
5.00%, 12/31/2047	555,000	655,266
5.00%, 05/15/2049	1,000,000	1,199,430
California Pollution Control Financing Authority
1.55%, 08/01/2023(1)(3)	3,900,000	3,899,415
California Public Finance Authority
5.00%, 10/15/2047	1,775,000	2,009,974
California State Public Works Board
5.00%, 03/01/2024	2,500,000	2,895,850
5.00%, 03/01/2025	3,280,000	3,907,169
5.00%, 11/01/2037	235,000	258,982
5.00%, 09/01/2039	5,705,000	6,578,721
California Statewide Communities Development Authority
5.00%, 10/01/2028	1,100,000	1,193,775
4.00%, 09/02/2029	200,000	226,534
5.00%, 11/01/2032(3)	1,135,000	1,344,158
5.00%, 01/01/2038	750,000	894,262
5.00%, 05/15/2040	400,000	465,784

5.00%, 11/01/2041(3)	875,000	1,011,272
5.00%, 04/01/2042	2,000,000	2,170,480
5.00%, 01/01/2043	1,000,000	1,179,860
5.00%, 09/02/2044	1,430,000	1,681,766
5.00%, 09/02/2044	500,000	584,280
5.00%, 01/01/2048	2,840,000	3,331,576
5.25%, 12/01/2048(3)	800,000	931,504
5.38%, 11/01/2049(3)	100,000	110,764
5.50%, 12/01/2054	1,960,000	2,190,908
5.25%, 12/01/2056(3)	1,000,000	1,131,840
5.50%, 12/01/2058(3)	4,845,000	5,703,001
City of Los Angeles Department of Airports
5.25%, 05/15/2031	4,805,000	6,068,763
5.25%, 05/15/2032	3,210,000	4,042,802
5.00%, 05/15/2033	1,250,000	1,541,350
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2034	3,000,000	3,686,430
Cucamonga Valley Water District
5.38%, 09/01/2035	3,320,000	3,569,000
Foothill-de Anza Community College District
5.00%, 04/01/2035	250,000	292,375
5.00%, 04/01/2036	200,000	233,520
Golden State Tobacco Securitization Corp.
5.00%, 06/01/2021	285,000	301,664
5.00%, 06/01/2022	400,000	435,912
5.00%, 06/01/2023	455,000	508,449
0.00%, 06/01/2024	1,000,000	929,680
5.00%, 06/01/2024	255,000	290,996
5.30%, 06/01/2037	1,000,000	1,040,240
5.00%, 06/01/2040	2,000,000	2,334,000
5.00%, 06/01/2047	925,000	948,671
5.25%, 06/01/2047	2,500,000	2,574,250
Irvine Unified School District
5.00%, 03/01/2057	800,000	919,848

Los Angeles County Public Works Financing Authority
5.00%, 12/01/2029	1,200,000	1,459,932
5.00%, 12/01/2030	2,520,000	3,052,552
Mendocino-Lake Community College District
5.00%, 08/01/2027	1,700,000	2,030,684
5.00%, 08/01/2028	1,000,000	1,188,980
5.00%, 08/01/2029	775,000	922,273
5.00%, 08/01/2030	2,530,000	3,004,324
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2028	1,250,000	1,538,625
5.00%, 03/01/2030	1,700,000	2,077,179
Orange County Community Facilities District
5.25%, 08/15/2045	975,000	1,114,776
Orchard School District
0.00%, 08/01/2022	2,940,000	2,816,638
Sacramento City Financing Authority
5.00%, 12/01/2033	875,000	1,048,084
State of California
5.00%, 08/01/2022	1,535,000	1,699,091
5.00%, 08/01/2023	3,000,000	3,429,030
5.00%, 09/01/2026	2,000,000	2,490,200
5.00%, 08/01/2027	620,000	747,522
5.00%, 08/01/2029	935,000	1,150,396
5.00%, 09/01/2029	370,000	456,110
5.00%, 08/01/2030	3,500,000	4,290,580
2.22% (1 Month LIBOR USD + 0.76%), 12/01/2031(2)	750,000	754,755
5.00%, 04/01/2032	6,000,000	8,206,500
4.00%, 09/01/2035	3,625,000	4,102,122
Tobacco Securitization Authority of Northern California
4.75%, 06/01/2023	4,655,000	4,680,928

		166,399,774

Colorado – 2.64%
Adams 12 Five Star Schools
5.00%, 12/15/2028	2,050,000	2,550,220
Amber Creek Metropolitan District
5.00%, 12/01/2037	750,000	784,732

5.13%, 12/01/2047	1,075,000	1,117,785
Arapahoe County School District No 6 Littleton
5.50%, 12/01/2033	1,150,000	1,517,609
Belleview Station Metropolitan District No 2
5.00%, 12/01/2036	500,000	524,755
Berthoud-Heritage Metropolitan District No 1
5.63%, 12/01/2048	1,400,000	1,461,278
Brighton Crossing Metropolitan District No 4
5.00%, 12/01/2037	525,000	557,734
Broadway Station Metropolitan District No 2
5.00%, 12/01/2035	730,000	777,238
5.13%, 12/01/2048	1,450,000	1,534,114
Canyons Metropolitan District No 5
6.00%, 12/01/2037	500,000	528,620
Centerra Metropolitan District No 1
2.70%, 12/01/2019(3)	273,000	273,246
City & County of Denver CO
5.00%, 10/01/2032	10,345,000	11,331,292
City & County of Denver CO Airport System Revenue
4.00%, 11/15/2023	4,465,000	4,880,379
5.00%, 11/15/2029	3,070,000	3,774,534
5.00%, 12/01/2031	7,000,000	8,668,940
5.00%, 12/01/2035	5,500,000	6,733,650
Colorado Health Facilities Authority
0.00%, 07/15/2022	980,000	940,820
5.00%, 12/01/2022	1,855,000	2,041,984
5.00%, 01/01/2024	125,000	139,275
5.00%, 01/01/2026	100,000	112,677
5.00%, 01/01/2031	100,000	111,509
5.25%, 02/01/2031	2,250,000	2,364,367
5.00%, 11/15/2036(1)	6,770,000	7,726,398
5.00%, 01/01/2037	250,000	275,675
5.25%, 05/15/2037	475,000	546,602
5.00%, 10/01/2038(1)	630,000	672,947
2.67% (1 Month LIBOR USD + 1.25%), 10/01/2039(2)	2,000,000	2,006,440

5.25%, 01/01/2040	540,000	605,945
5.00%, 02/01/2041	500,000	523,770
2.80%, 05/15/2042(1)	3,915,000	4,044,978
5.00%, 08/01/2044	2,200,000	2,624,930
5.25%, 01/01/2045	510,000	572,281
6.13%, 12/01/2045(3)	375,000	400,181
5.00%, 09/01/2046	1,000,000	1,148,290
5.00%, 08/01/2049(1)	13,830,000	16,410,401
5.00%, 11/15/2049(1)	2,585,000	3,180,481
6.25%, 12/01/2050(3)	205,000	219,553
Colorado High Performance Transportation Enterprise
5.00%, 12/31/2047	645,000	709,203
5.00%, 12/31/2051	1,615,000	1,770,912
5.00%, 12/31/2056	1,925,000	2,105,757
Colorado Housing & Finance Authority
4.25%, 11/01/2049	1,140,000	1,259,130
4.25%, 11/01/2049	585,000	646,220
Colorado International Center Metropolitan District No 14
5.88%, 12/01/2046	635,000	694,303
Cornerstar Metropolitan District
5.13%, 12/01/2037	500,000	530,385
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049	900,000	957,636
Denver City & County School District No 1
5.25%, 12/01/2038	3,595,000	3,779,208
Denver Convention Center Hotel Authority
5.00%, 12/01/2022	4,950,000	5,377,136
Denver Gateway Center Metropolitan District
5.50%, 12/01/2038	1,360,000	1,450,848
5.63%, 12/01/2048	2,130,000	2,273,860
Denver Health & Hospital Authority
5.00%, 12/01/2048	1,800,000	2,131,830
Denver International Business Center Metropolitan District No 1
6.00%, 12/01/2048	500,000	524,755
Denver Urban Renewal Authority
5.25%, 12/01/2039(3)	1,000,000	1,070,090

E-470 Public Highway Authority
0.00%, 09/01/2020	730,000	720,036
2.42% (1 Month LIBOR USD + 1.05%), 09/01/2039(2)	275,000	277,442
Eagle County Airport Terminal Corp.
5.00%, 05/01/2033	2,000,000	2,365,060
Mesa County Valley School District No 51 Grand Junction CO
5.25%, 12/01/2033	2,000,000	2,539,880
Painted Prairie Metropolitain District No 2
5.25%, 12/01/2048	500,000	519,960
Park Creek Metropolitan District
5.00%, 12/01/2045	1,775,000	2,007,969
Rampart Range Metropolitan District No 1
5.00%, 12/01/2047	650,000	774,709
Serenity Ridge Metropolitan District No 2
5.13%, 12/01/2037	1,290,000	1,371,296
Sierra Ridge Metropolitan District No 2
4.50%, 12/01/2031	750,000	770,123
5.50%, 12/01/2046	1,500,000	1,577,115
Solaris Metropolitan District No 3
5.00%, 12/01/2036	850,000	894,821
5.00%, 12/01/2046	1,880,000	1,971,838
Southglenn Metropolitan District
5.00%, 12/01/2046	500,000	524,520
Southlands Metropolitan District No 1
3.00%, 12/01/2022	238,000	240,911
3.50%, 12/01/2027	500,000	525,120
St Vrain Lakes Metropolitan District No 2
5.00%, 12/01/2037	500,000	526,210
University of Colorado
5.00%, 06/01/2047	500,000	616,280
University of Colorado Hospital Authority
5.00%, 11/15/2038(1)	1,020,000	1,088,105
4.00%, 11/15/2047(1)	5,000,000	5,006,250

Willow Bend Metropolitan District
5.00%, 12/01/2039	600,000	641,598
5.00%, 12/01/2049	1,000,000	1,051,980

		144,978,126

Connecticut – 1.76%
City of Hartford CT
5.00%, 07/15/2021	3,300,000	3,509,979
5.00%, 07/15/2022	2,250,000	2,469,870
5.00%, 07/15/2023	2,000,000	2,262,160
5.00%, 07/15/2026	2,430,000	2,884,629
City of New Britain CT
5.00%, 03/01/2027	1,260,000	1,535,222
5.00%, 03/01/2028	1,490,000	1,812,019
5.00%, 03/01/2033	1,900,000	2,273,331
City of New Haven CT
5.25%, 08/01/2023	1,115,000	1,259,794
5.00%, 08/15/2023	900,000	1,025,622
5.00%, 08/15/2029	2,000,000	2,370,900
5.00%, 08/15/2031	1,000,000	1,177,010
City of West Haven CT
5.00%, 08/01/2021	2,495,000	2,634,820
Connecticut Housing Finance Authority
2.25%, 11/15/2023	1,250,000	1,268,525
Connecticut State Health & Educational Facilities Authority
4.00%, 07/01/2021(3)	875,000	893,454
4.00%, 07/01/2022(3)	1,010,000	1,043,431
5.00%, 11/01/2023	695,000	788,749
5.00%, 11/01/2024	475,000	552,643
5.00%, 07/01/2025(3)	435,000	476,464
5.00%, 11/01/2028	1,245,000	1,582,507
5.00%, 07/01/2029	1,000,000	1,253,170
5.00%, 07/01/2029(3)	440,000	500,658
2.05%, 07/01/2035(1)	6,570,000	6,651,599
2.00%, 07/01/2042(1)	4,370,000	4,534,006
5.00%, 07/01/2043	1,750,000	1,931,107
4.00%, 07/01/2046	880,000	931,374

1.80%, 07/01/2049(1)	5,280,000	5,312,419
1.80%, 07/01/2049(1)	2,005,000	2,029,200
5.00%, 07/01/2049(3)	1,550,000	1,678,867
Harbor Point Infrastructure Improvement District
7.88%, 04/01/2039	2,153,000	2,222,499
Mohegan Tribe of Indians of Connecticut
5.25%, 02/01/2022(3)	955,000	986,821
State of Connecticut
5.00%, 09/01/2022	5,725,000	6,309,580
5.00%, 11/01/2022	315,000	337,711
5.00%, 04/15/2023	3,200,000	3,588,160
5.00%, 04/15/2026	1,500,000	1,807,455
5.00%, 06/15/2027	1,680,000	1,978,183
5.00%, 09/15/2027	1,000,000	1,238,580
5.00%, 03/01/2029	1,500,000	1,711,395
5.00%, 04/15/2030	565,000	714,928
5.00%, 06/15/2032	710,000	824,786
5.00%, 11/15/2032	200,000	234,350
5.00%, 04/15/2034	645,000	803,289
5.00%, 04/15/2035	225,000	279,340
State of Connecticut Special Tax Revenue
5.00%, 09/01/2023	900,000	1,020,321
5.00%, 01/01/2038	4,400,000	5,293,728
Town of Hamden CT
5.00%, 08/15/2026	500,000	580,015
5.00%, 08/15/2026	1,335,000	1,615,337
5.00%, 01/01/2040	1,875,000	2,042,025
University of Connecticut
5.00%, 11/01/2028	1,290,000	1,632,289
5.25%, 11/15/2034	3,705,000	4,677,600

		96,541,921

Delaware – 0.32%
County of Kent DE
5.00%, 07/01/2040	645,000	719,627
5.00%, 07/01/2048	2,305,000	2,543,752

County of Sussex DE
5.00%, 01/01/2036	2,515,000	2,781,942
Delaware State Economic Development Authority
5.40%, 02/01/2031	500,000	515,530
5.00%, 09/01/2036	1,225,000	1,410,734
5.00%, 08/01/2039	715,000	832,482
5.00%, 09/01/2046	700,000	791,056
5.00%, 11/15/2048	2,000,000	2,307,100
5.00%, 08/01/2049	900,000	1,032,903
5.00%, 08/01/2054	835,000	954,455
Delaware State Health Facilities Authority
5.00%, 06/01/2037	1,385,000	1,648,441
5.00%, 06/01/2043	1,000,000	1,176,230
5.00%, 06/01/2048	500,000	585,440

		17,299,692

District of Columbia – 1.97%
District of Columbia
5.00%, 12/01/2022	2,000,000	2,233,720
5.00%, 12/01/2027	6,770,000	6,935,391
5.00%, 06/01/2031	2,500,000	3,103,350
5.00%, 06/01/2032	8,285,000	10,251,610
5.00%, 06/01/2033	3,795,000	4,586,447
5.00%, 06/01/2034	10,000,000	11,488,100
5.00%, 06/01/2034	1,000,000	1,179,440
5.00%, 06/01/2034	2,100,000	2,586,381
5.00%, 06/01/2035	3,000,000	3,440,640
5.00%, 12/01/2036	670,000	718,716
1.75%, 08/15/2038(1)	2,400,000	2,400,000
5.00%, 07/01/2042	730,000	784,334
5.00%, 06/01/2046	3,370,000	3,797,114
5.00%, 07/01/2052	915,000	978,528
District of Columbia Housing Finance Agency
2.45%, 11/01/2021(1)	13,750,000	13,883,788
District of Columbia Tobacco Settlement Financing Corp.
0.00%, 06/15/2046	2,000,000	209,940

Metropolitan Washington Airports Authority
5.00%, 10/01/2022	1,000,000	1,109,020
5.00%, 10/01/2023	850,000	964,903
5.00%, 10/01/2024	1,325,000	1,544,486
5.00%, 10/01/2024	1,500,000	1,761,900
5.00%, 10/01/2025	1,185,000	1,427,712
5.00%, 10/01/2027	500,000	621,520
5.00%, 10/01/2029	1,000,000	1,232,800
5.00%, 10/01/2030	1,480,000	1,623,012
5.00%, 10/01/2030	5,250,000	6,440,123
5.00%, 10/01/2031	5,335,000	6,639,194
5.00%, 10/01/2037	1,000,000	1,201,410
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
0.00%, 10/01/2037	1,000,000	579,400
6.50%, 10/01/2041	2,000,000	2,601,880
5.00%, 10/01/2053	4,890,000	5,238,657
Washington Convention & Sports Authority
5.00%, 10/01/2023	1,330,000	1,516,453
5.00%, 10/01/2024	1,030,000	1,208,200
Washington Metropolitan Area Transit Authority
5.00%, 07/01/2032	2,965,000	3,670,225

		107,958,394

Florida – 6.55%
Alachua County Health Facilities Authority
6.00%, 11/15/2034	35,000	31,373
5.00%, 12/01/2036	1,000,000	1,137,410
5.00%, 12/01/2044	3,350,000	3,777,594
6.38%, 11/15/2049	300,000	262,425
Brevard County Health Facilities Authority
5.00%, 04/01/2039	1,335,000	1,476,603
Celebration Pointe Community Development District
4.00%, 05/01/2022(3)	265,000	270,255
Citizens Property Insurance Corp.
5.00%, 06/01/2021	355,000	375,636
5.00%, 06/01/2022	2,150,000	2,349,305

City of Gainesville FL Utilities System Revenue
5.00%, 10/01/2044	2,580,000	3,212,874
1.83%, 10/01/2047(1)	12,800,000	12,800,000
City of Jacksonville FL
5.00%, 08/15/2028	3,045,000	3,901,132
5.00%, 08/15/2029	2,500,000	3,263,100
5.00%, 08/15/2030	1,700,000	2,197,029
5.00%, 08/15/2031	2,250,000	2,891,722
5.00%, 08/15/2032	1,200,000	1,534,020
5.00%, 08/15/2033	1,200,000	1,530,276
1.57%, 08/01/2036(1)	5,900,000	5,900,000
5.00%, 06/01/2053(3)	1,015,000	1,108,847
City of Miami Gardens FL
5.00%, 07/01/2034	1,725,000	1,981,818
City of Orlando FL
5.00%, 11/01/2029	2,000,000	2,487,840
5.00%, 10/01/2031	1,120,000	1,434,082
5.00%, 10/01/2032	1,300,000	1,589,588
5.00%, 10/01/2032	1,680,000	2,140,757
5.00%, 10/01/2035	1,200,000	1,508,748
5.00%, 10/01/2036	1,000,000	1,256,850
City of Tallahassee FL
5.00%, 12/01/2026	1,380,000	1,623,874
City of Tampa FL
5.00%, 04/01/2040	1,115,000	1,270,085
County of Broward FL Airport System Revenue
5.00%, 10/01/2022	1,185,000	1,306,083
5.00%, 10/01/2022	1,500,000	1,660,725
5.00%, 10/01/2023	3,620,000	4,107,831
5.00%, 10/01/2029	500,000	591,685
5.00%, 10/01/2030	405,000	497,482
5.00%, 10/01/2036	1,500,000	1,812,180
5.00%, 10/01/2040	10,000,000	11,524,000
5.00%, 10/01/2042	110,000	119,954

County of Broward FL Port Facilities Revenue
4.00%, 09/01/2037	11,250,000	12,669,412
County of Hillsborough FL Community Investment Tax Revenue
5.00%, 11/01/2025	1,775,000	2,142,017
County of Miami-Dade FL
5.00%, 07/01/2023	1,000,000	1,136,060
5.00%, 10/01/2024	1,785,000	2,092,877
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2020	1,000,000	1,034,010
5.00%, 10/01/2021	690,000	736,920
5.00%, 10/01/2022	485,000	502,969
5.00%, 10/01/2031	3,000,000	3,307,530
5.00%, 10/01/2034	5,520,000	6,280,435
5.00%, 10/01/2035	1,000,000	1,136,240
5.00%, 10/01/2037	2,990,000	3,421,756
County of Miami-Dade FL Transit System
4.00%, 07/01/2036	1,755,000	1,950,349
County of Miami-Dade FL Water & Sewer System Revenue
5.00%, 10/01/2031	4,000,000	4,758,240
5.00%, 10/01/2032	1,275,000	1,509,957
County of Miami-Dade Seaport Department
6.00%, 10/01/2038	7,000,000	8,159,410
6.25%, 10/01/2038	2,000,000	2,329,440
County of Palm Beach FL
5.00%, 05/01/2029	1,915,000	2,338,483
Florida Development Finance Corp.
5.00%, 05/01/2029(3)	1,525,000	1,683,798
5.00%, 02/15/2031	750,000	824,032
5.00%, 02/15/2038	600,000	657,150
5.00%, 02/15/2048	1,600,000	1,746,288
1.90%, 01/01/2049(1)	10,000,000	10,008,100
Florida Higher Educational Facilities Financial Authority
5.00%, 06/01/2048(3)	1,110,000	1,222,998
Florida Municipal Power Agency
5.00%, 10/01/2025	3,475,000	4,200,093
1.84%, 10/01/2035(1)	5,000,000	5,000,000

Greater Orlando Aviation Authority
5.00%, 10/01/2022	1,000,000	1,100,950
5.00%, 10/01/2030	1,000,000	1,220,060
5.00%, 10/01/2031	2,000,000	2,341,760
5.00%, 10/01/2033	2,000,000	2,332,820
5.00%, 10/01/2046	1,000,000	1,163,020
Halifax Hospital Medical Center
5.00%, 06/01/2036	3,000,000	3,493,350
Harbor Bay Community Development District
3.10%, 05/01/2024	500,000	497,455
3.10%, 05/01/2024	100,000	99,491
3.10%, 05/01/2024	560,000	557,150
Hernando County School District
5.00%, 07/01/2024	805,000	933,204
Highlands County Health Facilities Authority
1.58%, 11/15/2035(1)	4,200,000	4,200,000
Hillsborough County Aviation Authority
5.00%, 10/01/2032	375,000	474,630
5.00%, 10/01/2033	465,000	586,853
5.00%, 10/01/2034	2,150,000	2,702,765
5.00%, 10/01/2035	2,275,000	2,851,781
5.00%, 10/01/2036	2,650,000	3,313,242
5.00%, 10/01/2040	12,500,000	14,305,000
JEA Electric System Revenue
5.00%, 10/01/2026	1,120,000	1,358,280
Lakewood Ranch Stewardship District
4.00%, 05/01/2022	365,000	371,774
3.50%, 05/01/2024	225,000	227,502
4.35%, 05/01/2024	1,565,000	1,606,159
4.55%, 05/01/2024(3)	1,020,000	1,046,867
Lee County Industrial Development Authority/FL
5.63%, 12/01/2037(3)	250,000	267,963
5.00%, 11/15/2039	1,850,000	2,165,610
5.75%, 12/01/2052(3)	750,000	798,645

Lee Memorial Health System
5.00%, 04/01/2033(1)	2,850,000	3,390,531
5.00%, 04/01/2035	6,555,000	8,095,359
5.00%, 04/01/2037	2,060,000	2,522,367
Manatee County School District
5.00%, 10/01/2025	520,000	626,506
Marion County School Board
5.00%, 06/01/2026	1,455,000	1,715,038
Martin County Health Facilities Authority
5.00%, 11/15/2023	800,000	914,880
Miami-Dade County Educational Facilities Authority
5.00%, 04/01/2040	2,855,000	3,269,575
5.00%, 04/01/2045	1,010,000	1,150,370
Miami-Dade County Expressway Authority
5.00%, 07/01/2030	1,225,000	1,461,658
Miami-Dade County Health Facilities Authority
5.00%, 08/01/2025	110,000	129,982
5.00%, 08/01/2026	155,000	187,494
5.00%, 08/01/2027	345,000	426,006
5.00%, 08/01/2028	400,000	492,184
5.00%, 08/01/2029	480,000	588,730
5.00%, 08/01/2030	680,000	830,627
5.00%, 08/01/2032	750,000	909,743
Miami-Dade County Industrial Development Authority
1.78%, 06/01/2021(1)	5,000,000	5,000,000
Monroe County School District/FL
5.00%, 06/01/2033	500,000	609,305
5.00%, 06/01/2035	500,000	606,245
Orange County Convention Center/Orlando
5.00%, 10/01/2023	1,510,000	1,726,745
Orange County Health Facilities Authority
5.00%, 10/01/2039	750,000	885,645
Orange County School Board
5.00%, 08/01/2029	1,000,000	1,194,950
Palm Beach County Health Facilities Authority
5.00%, 12/01/2023	50,000	57,255

5.00%, 12/01/2024	105,000	123,479
7.50%, 06/01/2049	100,000	112,618
7.50%, 06/01/2049	1,875,000	2,112,450
Palm Beach County School District
5.00%, 08/01/2023	500,000	568,685
5.00%, 08/01/2024	220,000	257,523
5.00%, 08/01/2026	3,750,000	4,625,850
5.00%, 08/01/2026	1,065,000	1,313,741
5.00%, 08/01/2030	4,520,000	5,367,410
5.00%, 08/01/2032	3,000,000	3,537,690
Pinellas County Industrial Development Authority
5.00%, 07/01/2039	375,000	436,928
Sarasota County Health Facilities Authority
5.00%, 01/01/2042	750,000	824,738
5.00%, 01/01/2047	875,000	960,348
School Board of Miami-Dade County
5.00%, 05/01/2025	3,000,000	3,572,490
5.00%, 05/01/2026	1,000,000	1,184,930
5.00%, 02/01/2029	8,000,000	9,546,240
5.00%, 02/01/2030	500,000	594,805
5.00%, 05/01/2031(1)	5,000,000	5,726,750
5.00%, 05/01/2031	5,000,000	5,897,800
School District of Broward County/FL
5.00%, 07/01/2022	1,000,000	1,097,530
5.00%, 07/01/2028	1,500,000	1,865,850
5.00%, 07/01/2029	2,545,000	3,156,029
5.00%, 07/01/2030	5,500,000	6,495,610
South Miami Health Facilities Authority
5.00%, 08/15/2023	250,000	283,363
5.00%, 08/15/2024	400,000	465,872
5.00%, 08/15/2025	700,000	835,709
State of Florida
5.00%, 06/01/2023	2,425,000	2,748,810
5.00%, 07/01/2023	2,630,000	2,990,941
5.00%, 06/01/2024	2,415,000	2,820,478

5.00%, 06/01/2024	4,500,000	5,255,550
5.00%, 07/01/2024	2,460,000	2,883,809
4.00%, 06/01/2030	9,390,000	10,011,618
State of Florida Lottery Revenue
5.00%, 07/01/2024	1,400,000	1,636,264
5.00%, 07/01/2024	4,000,000	4,675,040
Sunshine Skyway Bridge
4.00%, 07/01/2037	2,355,000	2,706,601
Tampa Bay Water
5.50%, 10/01/2022	1,000,000	1,123,680
Tolomato Community Development District
2.00%, 05/01/2021	585,000	585,813
2.00%, 05/01/2022	605,000	605,914
2.00%, 05/01/2023	1,255,000	1,256,381
2.00%, 05/01/2024	1,300,000	1,298,362
3.50%, 05/01/2024	650,000	653,705
2.10%, 05/01/2025	1,350,000	1,350,014
Town of Davie FL
5.00%, 04/01/2048	1,440,000	1,682,438
West Villages Improvement District
4.00%, 05/01/2024	400,000	405,400
Westside Community Development District
3.50%, 05/01/2024(3)	570,000	569,031

		358,813,560

Georgia – 2.42%
Atlanta Development Authority
6.75%, 01/01/2035	2,200,000	2,362,030
7.00%, 01/01/2040	1,485,000	1,596,806
Bartow County Development Authority
1.55%, 08/01/2043(1)	3,000,000	2,976,480
Brookhaven Development Authority
5.00%, 07/01/2025	1,400,000	1,674,638
5.00%, 07/01/2031	650,000	837,785
5.00%, 07/01/2032	1,000,000	1,287,070
5.00%, 07/01/2033	1,135,000	1,448,896
5.00%, 07/01/2037	1,800,000	2,253,816

Burke County Development Authority
2.25%, 10/01/2032(1)	2,800,000	2,837,464
3.25%, 11/01/2045(1)	3,000,000	3,119,760
2.93%, 11/01/2053(1)	2,940,000	3,064,333
City of Atlanta GA Water & Wastewater Revenue
5.00%, 11/01/2040	14,595,000	17,029,884
City of East Point GA
5.00%, 08/01/2020	415,000	426,342
5.00%, 08/01/2021	250,000	264,982
Cobb County Kennestone Hospital Authority
5.00%, 04/01/2047	1,150,000	1,343,050
DeKalb County Hospital Authority/GA
6.13%, 09/01/2040	550,000	572,891
DeKalb Private Hospital Authority
5.00%, 07/01/2027	1,235,000	1,545,825
Fulton County Development Authority
5.00%, 04/01/2023	300,000	333,726
5.00%, 06/15/2044	580,000	721,021
5.00%, 04/01/2047	1,000,000	1,167,870
Gainesville & Hall County Development Authority
1.80%, 11/15/2033(1)	6,000,000	6,000,000
Gainesville & Hall County Hospital Authority
5.50%, 02/15/2042	650,000	805,317
Griffin-Spalding County Hospital Authority
3.00%, 04/01/2027	635,000	687,800
LaGrange-Troup County Hospital Authority
5.00%, 04/01/2024	500,000	570,730
Macon-Bibb County Housing Authority
2.04%, 04/01/2021(1)	15,000,000	15,034,800
Macon-Bibb County Urban Development Authority
5.75%, 06/15/2037(3)	1,000,000	1,055,220
Main Street Natural Gas, Inc.
5.00%, 05/15/2027	3,000,000	3,608,430
5.00%, 05/15/2028	2,500,000	3,053,150

5.00%, 05/15/2043	4,520,000	5,368,359
2.15% (1 Month LIBOR USD + 0.75%), 04/01/2048(2)	6,400,000	6,438,144
4.00%, 04/01/2048(1)	3,600,000	3,893,760
2.23% (1 Month LIBOR USD + 0.83%), 08/01/2048(2)	1,700,000	1,706,375
4.00%, 08/01/2048(1)	7,975,000	8,656,703
4.00%, 08/01/2049(1)	17,670,000	19,893,416
Marietta Development Authority
5.00%, 11/01/2037(3)	625,000	707,381
5.00%, 11/01/2047(3)	500,000	557,220
Monroe County Development Authority
2.35%, 10/01/2048(1)	500,000	504,285
Municipal Electric Authority of Georgia
5.00%, 01/01/2025	350,000	406,480
5.00%, 01/01/2026	300,000	354,921
5.00%, 01/01/2027	300,000	361,611
5.00%, 01/01/2028	25,000	30,633
5.00%, 01/01/2030	1,000,000	1,224,320
Private Colleges & Universities Authority
5.00%, 04/01/2027	1,900,000	2,194,519
5.00%, 04/01/2044	1,000,000	1,126,130
Savannah Economic Development Authority
7.25%, 01/01/2049	120,000	134,984
State of Georgia
5.00%, 07/01/2023	1,000,000	1,138,030

		132,377,387

Guam – 0.08%
Guam Government Waterworks Authority
5.00%, 07/01/2035	1,550,000	1,715,137
Territory of Guam
5.00%, 11/15/2031	2,460,000	2,888,950

		4,604,087

Hawaii – 0.64%
City & County of Honolulu HI
1.88% (SIFMA Municipal Swap Index Yield + 0.30%), 09/01/2023(2)	1,000,000	1,000,080
5.00%, 09/01/2024	1,275,000	1,498,712

1.90% (SIFMA Municipal Swap Index Yield + 0.32%), 09/01/2027(2)	5,000,000	5,000,400
5.00%, 10/01/2029	2,000,000	2,400,760
State of Hawaii
5.00%, 08/01/2023	1,925,000	2,191,766
5.00%, 01/01/2030	15,500,000	19,651,830
State of Hawaii Airports System Revenue
5.00%, 07/01/2031	1,275,000	1,580,388
5.00%, 07/01/2032	1,500,000	1,851,465

		35,175,401

Idaho – 0.07%
Idaho Health Facilities Authority
5.00%, 03/01/2034	3,155,000	3,528,016
Idaho Housing & Finance Association
4.00%, 01/01/2050	290,000	316,819

		3,844,835

Illinois – 9.89%
Chicago Board of Education
5.00%, 12/01/2021	1,000,000	1,060,000
5.00%, 12/01/2023	2,000,000	2,211,640
5.00%, 12/01/2024	130,000	145,957
5.00%, 12/01/2024	2,175,000	2,441,981
0.00%, 12/01/2025	265,000	224,921
0.00%, 12/01/2025	345,000	289,282
5.00%, 12/01/2025	475,000	540,897
5.00%, 12/01/2025	2,500,000	2,901,650
5.00%, 12/01/2025	1,160,000	1,320,927
5.00%, 12/01/2026	145,000	167,352
5.00%, 12/01/2026	3,660,000	4,224,189
5.00%, 12/01/2027	850,000	994,160
5.00%, 12/01/2028	1,270,000	1,499,667
5.00%, 12/01/2029	905,000	1,079,059
5.00%, 12/01/2029	540,000	643,858
5.00%, 12/01/2030	2,220,000	2,629,901
5.00%, 12/01/2030	2,000,000	2,369,280
6.75%, 12/01/2030(3)	1,500,000	1,945,860

5.00%, 12/01/2031	2,185,000	2,581,009
5.00%, 12/01/2033	300,000	349,116
5.00%, 12/01/2034	250,000	298,932
5.00%, 12/01/2041	785,000	816,196
5.25%, 12/01/2041	3,000,000	3,134,790
5.00%, 12/01/2042	200,000	211,312
5.00%, 12/01/2046	1,455,000	1,645,110
6.50%, 12/01/2046	100,000	121,121
7.00%, 12/01/2046(3)	400,000	509,116
Chicago Midway International Airport
5.00%, 01/01/2021	5,000,000	5,212,150
5.00%, 01/01/2027	1,800,000	2,132,154
5.50%, 01/01/2028	5,000,000	5,593,650
5.00%, 01/01/2032	2,000,000	2,235,700
5.00%, 01/01/2034	1,000,000	1,114,830
5.00%, 01/01/2041	835,000	968,867
5.00%, 01/01/2046	300,000	346,176
Chicago O’Hare International Airport
5.00%, 01/01/2021	1,535,000	1,601,097
5.00%, 01/01/2022	520,000	559,000
5.00%, 01/01/2023	1,000,000	1,112,400
5.00%, 01/01/2024	865,000	983,159
5.00%, 01/01/2025	415,000	483,554
5.00%, 01/01/2027	385,000	468,426
5.00%, 01/01/2028	1,000,000	1,211,190
5.00%, 01/01/2030	520,000	649,090
5.00%, 01/01/2030	2,000,000	2,306,000
5.00%, 01/01/2030	2,000,000	2,333,200
5.00%, 01/01/2031	660,000	790,376
5.00%, 01/01/2031	835,000	1,036,569
5.00%, 01/01/2031	700,000	804,762
5.00%, 01/01/2032	1,140,000	1,408,242
5.00%, 01/01/2032	1,300,000	1,490,762
5.00%, 01/01/2032	10,225,000	11,863,454
5.00%, 01/01/2033	1,200,000	1,477,812

5.00%, 01/01/2033	2,520,000	2,918,286
5.00%, 01/01/2033	345,000	408,228
5.00%, 07/01/2033	550,000	659,274
5.00%, 01/01/2034	400,000	472,484
5.00%, 01/01/2035	1,285,000	1,573,675
5.00%, 01/01/2036	430,000	505,749
5.00%, 01/01/2042	500,000	583,310
Chicago Park District
4.00%, 01/01/2022	500,000	523,860
5.00%, 01/01/2025	500,000	519,205
5.00%, 01/01/2029	3,000,000	3,370,410
5.00%, 01/01/2036	480,000	504,667
Chicago Transit Authority
5.00%, 06/01/2022	265,000	286,884
5.00%, 06/01/2023	240,000	266,666
5.00%, 06/01/2024	200,000	227,930
5.25%, 06/01/2024	2,000,000	2,121,740
5.00%, 06/01/2025	200,000	233,482
5.00%, 06/01/2026	8,275,000	9,862,724
5.00%, 06/01/2026	160,000	190,699
City of Chicago IL
4.25%, 01/01/2020	465,000	468,329
5.00%, 01/01/2022	460,000	497,246
5.00%, 01/01/2023	1,535,000	1,548,815
5.00%, 01/01/2026	425,000	503,319
5.00%, 01/01/2027	500,000	592,140
5.25%, 01/01/2027	2,435,000	2,758,538
5.00%, 01/01/2028	865,000	872,785
5.75%, 01/01/2034	2,000,000	2,376,920
5.00%, 01/01/2035	750,000	834,075
5.50%, 01/01/2035	1,000,000	1,122,200
5.00%, 01/01/2039	1,200,000	1,367,964
City of Chicago IL Motor Fuel Tax Revenue
5.00%, 01/01/2025	2,000,000	2,162,780

City of Chicago IL Wastewater Transmission Revenue
5.00%, 01/01/2023	450,000	496,804
5.00%, 01/01/2024	500,000	565,665
5.00%, 01/01/2028	2,900,000	3,242,432
5.00%, 01/01/2029	1,300,000	1,455,441
5.00%, 01/01/2030	1,310,000	1,503,382
5.00%, 01/01/2030	1,000,000	1,196,940
5.00%, 01/01/2033	2,000,000	2,256,240
5.00%, 01/01/2039	1,000,000	1,113,630
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2020	1,030,000	1,066,112
5.00%, 11/01/2021	1,525,000	1,629,112
5.00%, 11/01/2022	1,000,000	1,098,880
4.00%, 11/01/2023	1,025,000	1,093,736
5.00%, 11/01/2023	650,000	734,103
5.00%, 11/01/2024	1,150,000	1,328,859
5.00%, 11/01/2024	250,000	288,882
5.00%, 11/01/2024	1,000,000	1,155,530
5.00%, 11/01/2025	1,000,000	1,148,070
5.00%, 11/01/2026	1,000,000	1,145,820
5.00%, 11/01/2033	500,000	565,355
City of Springfield IL
5.00%, 12/01/2024	340,000	390,068
5.00%, 12/01/2025	395,000	461,688
5.00%, 12/01/2026	160,000	184,339
City of Waukegan IL
4.00%, 12/30/2024	540,000	597,596
Cook County Community College District No 508
5.25%, 12/01/2028	1,150,000	1,254,857
Cook Kane Lake & McHenry Counties Community College District No 512
5.00%, 12/01/2024	850,000	999,830
County of Cook IL
5.25%, 11/15/2022	405,000	421,808
5.00%, 11/15/2023	3,090,000	3,488,177
5.00%, 11/15/2025	2,500,000	2,752,200
5.00%, 11/15/2026	1,000,000	1,037,520

5.00%, 11/15/2026	1,450,000	1,752,702
5.25%, 11/15/2028	1,035,000	1,105,732
5.00%, 11/15/2029	1,000,000	1,186,070
5.00%, 11/15/2030	500,000	590,195
5.00%, 11/15/2034	1,200,000	1,397,772
County of Cook IL Sales Tax Revenue
5.00%, 11/15/2029	1,085,000	1,188,032
5.00%, 11/15/2033	2,795,000	3,359,338
5.25%, 11/15/2035	3,000,000	3,641,370
County of Kankakee IL
4.00%, 12/01/2020	515,000	526,541
County of Kendall IL
5.00%, 12/15/2024	2,190,000	2,551,262
Illinois Finance Authority
5.00%, 08/01/2021	445,000	470,935
5.00%, 02/15/2022	215,000	233,559
5.00%, 07/01/2022	1,000,000	1,099,800
5.00%, 12/01/2022	325,000	349,989
4.00%, 05/15/2023	365,000	381,378
5.00%, 11/15/2023	1,680,000	1,907,942
5.00%, 12/01/2023	1,880,000	2,125,547
5.00%, 01/01/2024	250,000	280,978
5.00%, 02/15/2024	215,000	248,615
5.00%, 05/15/2024	350,000	402,626
5.00%, 02/15/2025	695,000	815,819
5.00%, 07/15/2025	230,000	275,407
5.00%, 08/01/2025	1,605,000	1,871,334
5.00%, 02/15/2026	360,000	438,646
5.00%, 02/15/2026	1,345,000	1,616,112
5.00%, 03/01/2028	15,000	17,960
5.00%, 05/15/2028	12,620,000	15,795,066
5.00%, 01/01/2029	1,650,000	2,041,892
5.00%, 02/15/2029	1,445,000	1,782,725
5.00%, 10/01/2029	505,000	641,436
5.00%, 12/01/2029	340,000	401,591

5.00%, 02/15/2030	1,240,000	1,518,603
5.00%, 07/01/2030	275,000	326,978
5.00%, 07/15/2030	710,000	885,114
5.00%, 08/01/2030	870,000	1,045,209
5.00%, 10/01/2030	565,000	713,358
5.00%, 11/15/2030	2,000,000	2,329,520
5.00%, 01/01/2031	3,545,000	4,200,683
5.00%, 02/15/2031	300,000	365,982
5.00%, 05/15/2031	5,000,000	6,149,200
5.00%, 07/01/2031	1,420,000	1,741,346
5.25%, 08/15/2031	500,000	591,185
3.63%, 02/15/2032	355,000	380,677
4.00%, 09/01/2032	40,000	41,933
4.75%, 05/15/2033	960,000	1,013,808
5.00%, 05/15/2033	795,000	840,315
5.00%, 08/15/2033	250,000	288,460
5.00%, 10/01/2033	700,000	873,747
5.00%, 01/01/2034	605,000	708,661
3.75%, 02/15/2034	200,000	214,856
5.00%, 02/15/2034	1,890,000	2,274,653
5.00%, 07/01/2034	300,000	349,938
5.00%, 08/15/2034	2,500,000	3,028,300
5.00%, 11/15/2034	3,000,000	3,451,050
5.00%, 11/15/2034	300,000	345,105
3.00%, 07/01/2035	2,250,000	2,282,828
5.25%, 07/01/2035	20,085,000	25,985,571
5.00%, 08/15/2035	600,000	689,478
5.00%, 08/15/2035	100,000	113,896
4.00%, 02/15/2036	800,000	891,032
5.00%, 02/15/2036	905,000	1,079,792
5.00%, 07/01/2036	830,000	962,285
5.00%, 08/15/2036	1,000,000	1,146,760
5.00%, 10/01/2036	620,000	766,673
5.00%, 01/01/2037	2,785,000	3,249,761
5.25%, 02/15/2037	380,000	412,289

5.00%, 05/15/2037	395,000	438,023
5.00%, 05/15/2037	1,050,000	1,123,038
4.13%, 08/15/2037	1,090,000	1,146,571
5.00%, 08/15/2037	1,000,000	1,142,020
5.13%, 05/15/2038	1,000,000	1,051,740
6.00%, 08/15/2038	1,500,000	1,525,635
5.00%, 11/15/2038	3,795,000	4,314,877
8.00%, 05/15/2040	785,000	816,471
4.00%, 02/15/2041	5,000	5,842
4.00%, 02/15/2041	2,890,000	3,182,208
5.00%, 02/15/2041	1,535,000	1,809,949
5.00%, 08/01/2042	120,000	136,396
1.75%, 11/15/2042(1)	1,770,000	1,779,664
1.75%, 08/01/2043(1)	5,600,000	5,600,000
5.00%, 01/01/2044	4,145,000	4,760,781
5.00%, 08/15/2044	200,000	224,404
5.00%, 11/15/2045	2,565,000	2,891,832
8.00%, 05/15/2046	1,595,000	1,658,944
5.00%, 12/01/2046	5,950,000	6,793,710
5.00%, 05/15/2047	100,000	109,213
5.25%, 05/15/2047	280,000	297,982
5.00%, 08/01/2049	140,000	158,218
5.25%, 05/15/2054	1,000,000	1,041,980
5.00%, 07/15/2057(1)	11,305,000	12,540,071
Illinois Municipal Electric Agency
5.00%, 02/01/2023	275,000	306,295
5.00%, 02/01/2031	470,000	550,412
Illinois Sports Facilities Authority
5.25%, 06/15/2032	1,735,000	1,960,446
Illinois State Toll Highway Authority
5.00%, 01/01/2024	935,000	1,069,341
5.00%, 12/01/2031	235,000	277,368
5.00%, 12/01/2032	425,000	499,936
5.00%, 01/01/2034	1,300,000	1,585,324
5.00%, 01/01/2037	1,260,000	1,461,524
5.00%, 01/01/2038	3,800,000	4,348,074
5.00%, 01/01/2041	7,000,000	8,176,910

Illinois State University
5.00%, 04/01/2032	1,370,000	1,634,479
Kane & DeKalb Counties Community Unit School District No 302 Kaneland
5.00%, 02/01/2025	4,125,000	4,802,820
5.00%, 02/01/2026	1,930,000	2,301,525
Lake County Community Unit School District No 60 Waukegan
5.00%, 01/01/2026	1,000,000	1,142,820
5.00%, 01/01/2027	100,000	118,428
5.00%, 01/01/2027	2,100,000	2,395,722
McHenry County Community Unit School District No 12 Johnsburg
5.00%, 01/01/2026	925,000	1,038,636
McHenry County Community Unit School District No 200 Woodstock
0.00%, 01/15/2024	1,000,000	916,850
0.00%, 01/15/2025	1,000,000	896,560
0.00%, 01/15/2026	1,000,000	874,720
Metropolitan Pier & Exposition Authority
5.00%, 12/15/2026	2,000,000	2,148,440
0.00%, 06/15/2028	14,270,000	11,354,211
5.00%, 12/15/2028	2,815,000	3,013,964
5.00%, 12/15/2028	1,000,000	1,160,350
0.00%, 06/15/2029	2,500,000	1,918,150
0.00%, 12/15/2030	11,000,000	8,020,540
5.00%, 12/15/2032	550,000	625,972
0.00%, 12/15/2034	550,000	344,119
5.25%, 06/15/2050	3,275,000	3,322,488
5.00%, 06/15/2057	5,550,000	6,163,941
Metropolitan Water Reclamation District of Greater Chicago
5.00%, 12/01/2031	5,700,000	6,127,785
5.25%, 12/01/2032	1,800,000	2,386,944
Peoria Metropolitan Airport Authority
5.00%, 12/01/2026	1,375,000	1,672,206
Peoria Public Building Commission
5.00%, 12/01/2022	1,500,000	1,656,570

Railsplitter Tobacco Settlement Authority
5.00%, 06/01/2023	2,265,000	2,536,324
5.50%, 06/01/2023	1,240,000	1,324,791
5.00%, 06/01/2024	5,275,000	6,067,674
Regional Transportation Authority
5.00%, 07/01/2020	400,000	410,568
5.00%, 07/01/2021	400,000	424,616
Sales Tax Securitization Corp.
5.00%, 01/01/2025	1,000,000	1,147,540
5.00%, 01/01/2025	4,000,000	4,590,160
5.00%, 01/01/2026	2,000,000	2,342,140
State of Illinois
5.00%, 11/01/2020	610,000	628,324
5.00%, 02/01/2021	6,000,000	6,222,960
5.00%, 09/01/2021	1,365,000	1,440,703
5.00%, 10/01/2021	2,000,000	2,110,040
5.00%, 11/01/2021	10,625,000	11,231,475
5.00%, 01/01/2022	700,000	704,949
5.00%, 08/01/2022	3,000,000	3,235,200
5.00%, 09/01/2022	1,340,000	1,442,148
5.00%, 11/01/2022	2,500,000	2,691,725
4.00%, 01/01/2023	330,000	341,227
5.00%, 02/01/2023	200,000	216,444
5.00%, 02/01/2023	235,000	254,322
5.00%, 09/01/2023	1,365,000	1,495,631
5.00%, 11/01/2023	5,160,000	5,648,188
5.00%, 06/15/2024	2,305,000	2,517,682
5.50%, 07/01/2024	1,000,000	1,103,600
5.00%, 09/01/2024	1,365,000	1,513,048
5.00%, 02/01/2025	455,000	498,912
5.00%, 05/01/2025	3,050,000	3,360,002
5.00%, 06/01/2025	880,000	987,545
5.00%, 06/15/2025	4,090,000	4,462,926
5.50%, 07/01/2025	400,000	441,272
5.00%, 11/01/2025	2,040,000	2,305,547

5.00%, 11/01/2025	11,200,000	12,557,776
5.00%, 06/01/2026	125,000	142,598
5.00%, 10/01/2026	2,270,000	2,603,123
5.00%, 11/01/2026	3,360,000	3,811,046
5.00%, 02/01/2027	635,000	726,923
5.00%, 02/01/2028	1,000,000	1,141,820
5.00%, 05/01/2028	265,000	290,851
5.00%, 02/01/2029	1,000,000	1,140,590
5.25%, 02/01/2029	3,720,000	4,097,134
5.00%, 04/01/2029	605,000	661,991
5.25%, 02/01/2030	100,000	110,071
5.25%, 02/01/2031	760,000	834,533
5.00%, 10/01/2031	800,000	922,928
5.00%, 05/01/2032	800,000	871,864
5.50%, 07/01/2038	1,500,000	1,631,955
Sugar Grove Public Library District
3.00%, 02/01/2020	390,000	392,083
Upper Illinois River Valley Development Authority
5.25%, 12/01/2037(3)	2,005,000	2,164,879
Village of Bedford Park IL
4.00%, 12/01/2020	1,180,000	1,203,010
Village of Bolingbrook IL
4.00%, 03/01/2023	500,000	536,845
4.00%, 03/01/2025	500,000	553,830
4.00%, 03/01/2027	1,000,000	1,132,360
Village of Hillside IL
5.00%, 01/01/2024	925,000	961,612
Will County Community Unit School District No 365 Valley View
5.00%, 11/01/2023	420,000	475,944
5.00%, 11/01/2024	2,390,000	2,779,403
0.00%, 11/01/2025	1,520,000	1,340,594
0.00%, 11/01/2026	905,000	783,332
5.00%, 11/01/2026	1,800,000	2,194,722

		541,889,719

Indiana – 2.10%
Ball State University
5.00%, 07/01/2033	955,000	1,170,314
City of Whiting IN
5.25%, 01/01/2021	1,745,000	1,825,741
5.00%, 12/01/2044(1)	4,230,000	5,019,318
5.00%, 11/01/2045(1)	3,000,000	3,293,580
County of St Joseph IN
5.00%, 04/01/2033	1,245,000	1,515,514
Indiana Finance Authority
5.00%, 12/01/2024	3,000,000	3,551,790
5.00%, 05/01/2026	1,100,000	1,335,246
5.00%, 11/01/2026	1,200,000	1,473,936
6.00%, 12/01/2026	2,035,000	2,072,159
5.00%, 05/01/2027	700,000	867,398
5.00%, 05/01/2029	685,000	878,992
5.00%, 11/01/2029	2,350,000	2,911,227
5.00%, 09/01/2031	440,000	525,435
5.00%, 06/01/2032	2,750,000	2,883,567
5.25%, 02/01/2033	2,500,000	3,007,650
5.00%, 03/01/2036	4,000,000	4,590,000
5.00%, 09/01/2036	1,000,000	1,180,750
5.25%, 10/01/2038	15,010,000	16,061,901
5.00%, 06/01/2039	1,200,000	1,257,276
1.75%, 12/01/2039(1)	2,775,000	2,775,000
1.65%, 12/01/2042(1)	2,145,000	2,152,143
5.00%, 07/01/2048	3,600,000	3,918,924
5.25%, 01/01/2051	4,450,000	4,881,828
2.25%, 12/01/2058(1)	1,285,000	1,336,875
Indiana Health & Educational Facilities Financing Authority
1.75%, 11/15/2031(1)	3,000,000	3,024,690
Indiana Health Facility Financing Authority
1.25%, 11/01/2027(1)	1,020,000	1,019,113
1.35%, 11/01/2027(1)	1,205,000	1,204,494
2.00%, 11/15/2036(1)	2,070,000	2,106,556

Indiana Housing & Community Development Authority
1.65%, 04/01/2022(1)	7,500,000	7,500,150
3.50%, 01/01/2049	1,220,000	1,312,769
Indianapolis Local Public Improvement Bond Bank
5.00%, 01/01/2021	370,000	386,261
5.00%, 01/01/2022	755,000	812,841
5.00%, 01/01/2023	285,000	315,883
5.00%, 07/15/2023	300,000	339,798
5.00%, 07/15/2024	1,000,000	1,163,010
5.00%, 07/15/2025	750,000	893,925
5.00%, 01/15/2026	720,000	868,183
5.00%, 01/15/2027	700,000	862,015
5.00%, 01/15/2028	500,000	625,645
5.00%, 01/01/2029	1,000,000	1,197,830
5.00%, 01/01/2031	1,000,000	1,189,680
5.00%, 02/01/2044	12,000,000	14,857,080
Lebanon Middle School Building Corp.
5.00%, 01/10/2023	1,065,000	1,186,314
5.00%, 07/10/2023	1,740,000	1,965,226
Westfield-Washington Multi-School Building Corp.
5.00%, 01/15/2028	390,000	465,356
5.00%, 01/15/2029	540,000	643,048
5.00%, 01/15/2030	700,000	831,054

		115,257,485

Iowa – 0.58%
City of Coralville IA
4.00%, 05/01/2030	1,200,000	1,220,004
Iowa Finance Authority
3.13%, 12/01/2022	8,125,000	8,240,538
3.25%, 03/01/2023	3,300,000	3,302,145
5.25%, 12/01/2025	3,000,000	3,272,070
4.75%, 08/01/2042	980,000	1,022,914
5.00%, 05/15/2043	270,000	306,247
5.00%, 05/15/2048	685,000	774,920
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2025	1,775,000	2,070,200

PEFA, Inc.
5.00%, 09/01/2049(1)	10,000,000	11,824,000

		32,033,038

Kansas – 0.17%
City of Lenexa KS
5.00%, 05/15/2021	500,000	521,980
5.00%, 05/15/2039	325,000	365,355
Johnson County Unified School District No 232 de Soto
5.00%, 09/01/2022	350,000	386,799
Kansas Development Finance Authority
5.00%, 11/15/2032	7,325,000	7,920,083

		9,194,217

Kentucky – 2.13%
City of Russell KY
5.00%, 11/01/2022	3,200,000	3,547,136
County of Carroll KY
1.55%, 09/01/2042(1)	6,250,000	6,214,062
County of Trimble KY
2.55%, 11/01/2027(1)	6,730,000	6,846,698
Kentucky Asset Liability Commission
5.00%, 09/01/2024	1,000,000	1,167,670
5.00%, 09/01/2025	1,250,000	1,495,625
Kentucky Economic Development Finance Authority
5.00%, 06/01/2024	1,000,000	1,123,460
1.40%, 04/01/2031(1)	2,000,000	1,999,560
5.00%, 05/15/2031	100,000	109,533
5.00%, 06/01/2037	325,000	373,799
6.38%, 06/01/2040	2,550,000	2,632,798
5.00%, 06/01/2041	225,000	257,116
5.25%, 06/01/2041	725,000	842,472
6.50%, 03/01/2045	1,000,000	1,033,220
5.00%, 06/01/2045	1,000,000	1,131,800
5.00%, 12/01/2045	300,000	352,032
5.00%, 05/15/2046	500,000	531,795
6.25%, 11/15/2046	750,000	613,583

5.00%, 12/01/2047	620,000	676,773
5.00%, 05/15/2051	325,000	344,692
Kentucky Higher Education Student Loan Corp.
5.00%, 06/01/2020	600,000	612,600
5.00%, 06/01/2021	610,000	641,482
Kentucky Housing Corp.
2.45%, 04/01/2021(1)	13,000,000	13,109,070
Kentucky Public Energy Authority
4.00%, 04/01/2048(1)	5,000,000	5,434,650
4.00%, 01/01/2049(1)	10,000,000	11,051,400
4.00%, 12/01/2049(1)	10,000,000	11,060,600
4.00%, 12/01/2049(1)	11,620,000	12,862,875
Kentucky Public Transportation Infrastructure Authority
5.75%, 07/01/2049	1,000,000	1,123,530
6.00%, 07/01/2053	530,000	601,630
Kentucky State Property & Building Commission
5.00%, 05/01/2021	500,000	527,550
5.00%, 05/01/2029	1,000,000	1,206,690
5.00%, 05/01/2029	1,025,000	1,261,539
5.00%, 05/01/2032	270,000	332,340
Louisville & Jefferson County Metropolitan Government
5.00%, 10/01/2020	1,140,000	1,177,962
5.00%, 10/01/2023	1,565,000	1,776,557
5.00%, 12/01/2028	430,000	469,384
5.00%, 12/01/2029	1,250,000	1,364,488
5.00%, 10/01/2030	2,500,000	3,007,775
5.00%, 12/01/2030	130,000	141,907
5.00%, 10/01/2032	430,000	512,302
1.85%, 10/01/2033(1)	15,900,000	15,996,195
University of Louisville
3.00%, 09/01/2021	1,230,000	1,264,907

		116,831,257

Louisiana – 1.71%
Calcasieu Parish Memorial Hospital Service District
5.00%, 12/01/2025	285,000	330,788

5.00%, 12/01/2026	255,000	300,719
5.00%, 12/01/2027	300,000	358,305
5.00%, 12/01/2028	300,000	362,136
5.00%, 12/01/2029	1,015,000	1,236,899
City of New Orleans LA
5.00%, 12/01/2019	2,450,000	2,464,333
East Baton Rouge Parish Industrial Development Board, Inc.
1.87%, 08/01/2035(1)	9,000,000	9,000,000
Greater New Orleans Expressway Commission
5.00%, 11/01/2034	1,000,000	1,180,120
Greater Ouachita Water Co.
5.00%, 09/01/2027	1,000,000	1,222,760
5.00%, 09/01/2028	500,000	620,520
5.00%, 09/01/2029	365,000	458,914
Jefferson Parish Economic Development & Port District
5.50%, 06/15/2038(3)	600,000	640,542
5.63%, 06/15/2048(3)	700,000	748,349
Jefferson Parish Hospital Service District No 1
5.50%, 01/01/2026	3,000,000	3,152,250
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 10/01/2028	1,045,000	1,315,436
6.50%, 08/01/2029	2,200,000	2,292,158
Louisiana Public Facilities Authority
5.00%, 06/01/2021	7,695,000	8,146,235
5.00%, 12/15/2022	230,000	255,893
5.00%, 12/15/2023	335,000	383,387
5.00%, 12/15/2024	330,000	387,314
5.00%, 12/15/2025	275,000	330,195
5.00%, 12/15/2026	300,000	368,775
0.00%, 10/01/2027	2,000,000	1,917,060
5.00%, 12/15/2028	250,000	311,540
5.00%, 12/15/2029	200,000	248,298
5.00%, 12/15/2030	150,000	185,421
5.00%, 05/15/2031	1,250,000	1,496,800
5.00%, 12/15/2031	390,000	480,262
5.00%, 05/15/2032	1,000,000	1,192,070
1.75%, 05/01/2042(1)	13,525,000	13,525,000

Louisiana State Citizens Property Insurance Corp.
5.00%, 06/01/2021	4,000,000	4,232,520
New Orleans Aviation Board
5.00%, 01/01/2023	50,000	55,117
5.00%, 01/01/2024	1,400,000	1,580,796
5.00%, 01/01/2024	55,000	62,103
5.00%, 01/01/2027	850,000	981,563
5.00%, 01/01/2028	155,000	186,338
5.00%, 01/01/2029	810,000	931,516
5.00%, 01/01/2030	275,000	328,545
5.00%, 01/01/2033	740,000	874,443
5.00%, 01/01/2033	2,600,000	3,160,066
5.00%, 01/01/2034	170,000	200,490
5.00%, 01/01/2034	750,000	884,513
5.00%, 01/01/2034	2,750,000	3,335,008
5.00%, 01/01/2036	500,000	587,180
5.00%, 01/01/2037	500,000	585,030
5.00%, 01/01/2040	1,540,000	1,752,135
5.00%, 01/01/2040	1,000,000	1,124,550
Parish of St John the Baptist LA
2.00%, 06/01/2037(1)	2,335,000	2,339,857
2.10%, 06/01/2037(1)	5,995,000	6,019,699
2.20%, 06/01/2037(1)	7,605,000	7,658,159
State of Louisiana
5.00%, 07/15/2021	1,695,000	1,803,785

		93,595,892

Maine – 0.12%
Maine Health & Higher Educational Facilities Authority
4.00%, 07/01/2041	1,480,000	1,549,368
5.00%, 07/01/2041	1,235,000	1,384,731
5.00%, 07/01/2043	610,000	656,787
4.00%, 07/01/2046	330,000	344,140
5.00%, 07/01/2046	1,735,000	1,940,285

Maine Municipal Bond Bank
5.00%, 11/01/2033	650,000	811,766

		6,687,077

Maryland – 2.85%
City of Baltimore MD
5.00%, 09/01/2023	1,000,000	1,121,530
5.00%, 07/01/2026	720,000	886,298
5.00%, 07/01/2029	4,770,000	5,897,056
5.00%, 09/01/2030	3,000,000	3,565,650
5.00%, 09/01/2032	1,000,000	1,172,510
5.00%, 09/01/2036	1,270,000	1,466,075
5.00%, 09/01/2039	2,775,000	3,177,042
5.00%, 09/01/2046	1,500,000	1,699,845
City of Gaithersburg MD
5.00%, 01/01/2027	1,335,000	1,538,721
5.00%, 01/01/2033	130,000	147,883
5.00%, 01/01/2036	85,000	96,281
City of Rockville MD
4.00%, 11/01/2021	200,000	209,320
2.50%, 11/01/2024	245,000	245,100
3.00%, 11/01/2025	580,000	583,091
5.00%, 11/01/2042	1,250,000	1,387,863
5.00%, 11/01/2047	1,230,000	1,355,497
City of Westminster MD
6.25%, 07/01/2044	1,100,000	1,230,669
County of Baltimore MD
5.00%, 10/01/2023	2,495,000	2,845,822
4.00%, 03/01/2035	4,000,000	4,673,440
County of Howard MD
4.00%, 08/15/2031	1,665,000	1,965,766
County of Montgomery MD
5.00%, 10/01/2024	1,210,000	1,427,026
5.38%, 07/01/2048	625,000	672,706
County of Prince George’s MD
4.00%, 08/01/2027	3,000,000	3,302,310

4.00%, 08/01/2029	4,035,000	4,428,735
4.00%, 08/01/2030	9,865,000	10,784,517
Maryland Community Development Administration
2.06%, 09/01/2021	3,000,000	3,002,250
2.60%, 09/01/2022	2,630,000	2,712,135
2.70%, 03/01/2023	3,195,000	3,312,832
2.75%, 09/01/2023	1,010,000	1,053,814
2.85%, 03/01/2024	2,560,000	2,687,206
2.95%, 03/01/2025	3,025,000	3,215,272
3.10%, 03/01/2026	1,445,000	1,548,924
3.25%, 03/01/2027	2,325,000	2,530,135
4.00%, 09/01/2049	1,605,000	1,755,918
Maryland Community Development Administration Multi-Family Mortgage Revenue
2.34%, 04/01/2021(3)	10,000,000	10,038,300
Maryland Economic Development Corp.
5.00%, 07/01/2020	250,000	256,245
5.00%, 07/01/2021	500,000	528,780
5.00%, 06/01/2023	215,000	239,536
5.00%, 03/31/2024	2,500,000	2,669,975
5.00%, 09/30/2027	50,000	59,022
5.00%, 06/01/2028	2,000,000	2,472,820
5.00%, 09/30/2030	905,000	1,056,470
5.00%, 06/01/2035	1,415,000	1,711,556
5.00%, 03/31/2046	1,680,000	1,893,797
5.00%, 06/01/2049	1,000,000	1,193,380
5.00%, 03/31/2051	1,640,000	1,844,311
5.00%, 06/01/2058	600,000	670,392
Maryland Health & Higher Educational Facilities Authority
5.00%, 07/01/2024	535,000	613,848
5.00%, 07/01/2024	745,000	859,209
5.50%, 01/01/2029	1,500,000	1,850,745
5.50%, 01/01/2030	1,750,000	2,150,627
5.00%, 07/01/2030	600,000	712,146
5.00%, 07/01/2032	750,000	877,972
5.00%, 07/01/2035	75,000	87,032

5.00%, 08/15/2038	1,945,000	2,219,031
4.00%, 07/01/2042	120,000	127,241
5.00%, 07/01/2043	500,000	575,215
5.00%, 07/01/2045	2,000,000	2,282,320
5.50%, 01/01/2046	1,290,000	1,515,402
5.00%, 07/01/2048	1,000,000	1,147,510
Maryland Stadium Authority
5.00%, 06/15/2021	900,000	956,196
5.00%, 05/01/2032	765,000	917,243
5.00%, 05/01/2041	5,000,000	5,874,750
Maryland State Transportation Authority
5.00%, 07/01/2030	4,655,000	5,833,879
Prince George’s County Revenue Authority
5.00%, 05/01/2030	1,085,000	1,374,554
State of Maryland
5.00%, 03/01/2020	6,000,000	6,091,500
4.00%, 03/15/2021	1,170,000	1,184,578
5.00%, 08/01/2022	3,000,000	3,310,980
5.00%, 08/01/2024	1,450,000	1,701,763
State of Maryland Department of Transportation
4.00%, 09/01/2026	5,000,000	5,859,600
Washington Suburban Sanitary Commission
3.00%, 06/01/2026	5,000,000	5,494,350

		155,951,514

Massachusetts – 2.39%
City of Boston MA
5.00%, 04/01/2023	2,095,000	2,367,099
Commonwealth of Massachusetts
5.00%, 07/01/2022	485,000	533,820
5.50%, 12/01/2022	1,195,000	1,351,545
5.00%, 09/01/2028	2,000,000	2,412,300
5.00%, 12/01/2030	1,500,000	1,848,735
5.00%, 01/01/2032	5,400,000	6,767,334
5.25%, 01/01/2033	6,000,000	7,793,400
5.00%, 07/01/2036	12,630,000	14,891,654

3.50%, 05/01/2037	10,000,000	10,391,200
1.05%, 08/01/2043(1)	10,515,000	10,483,034
1.70%, 08/01/2043(1)	1,750,000	1,762,075
5.25%, 09/01/2043	1,250,000	1,568,450
5.00%, 03/01/2046	205,000	231,410
Massachusetts Bay Transportation Authority
5.25%, 07/01/2031	5,440,000	7,508,669
Massachusetts Development Finance Agency
5.00%, 07/15/2022	355,000	391,849
5.00%, 07/01/2023	900,000	1,019,628
5.00%, 10/01/2024	2,020,000	2,385,539
5.00%, 07/01/2025	1,090,000	1,284,707
5.00%, 10/01/2025	905,000	1,062,488
5.00%, 07/01/2026	1,140,000	1,373,962
5.00%, 10/01/2026	955,000	1,143,584
5.00%, 07/01/2030	590,000	743,258
5.00%, 01/01/2031	475,000	563,906
5.00%, 01/01/2032	635,000	751,313
5.00%, 07/01/2032	500,000	616,340
5.00%, 01/01/2033	540,000	636,919
5.00%, 01/01/2034	710,000	836,302
5.00%, 07/01/2034	500,000	612,370
5.00%, 01/01/2035	745,000	874,742
5.00%, 01/01/2036	1,100,000	1,288,595
5.00%, 10/01/2037(3)	500,000	555,035
5.00%, 07/01/2038(1)	8,525,000	9,810,570
5.00%, 01/01/2040	755,000	890,236
5.13%, 11/15/2046(3)	800,000	904,704
5.00%, 10/01/2047(3)	375,000	413,377
2.06% (SIFMA Municipal Swap Index Yield + 0.48%), 07/01/2050(2)	4,100,000	4,100,779
5.00%, 10/01/2057(3)	1,535,000	1,687,379
Massachusetts Educational Financing Authority
5.00%, 07/01/2026	5,000,000	5,980,450
Massachusetts Housing Finance Agency
2.13% (SIFMA Municipal Swap Index Yield + 0.55%), 11/01/2048(2)	10,000,000	10,000,000

Massachusetts Port Authority
5.00%, 07/01/2024	800,000	925,816
5.00%, 07/01/2025	295,000	349,649
Massachusetts School Building Authority
5.00%, 01/15/2028	1,500,000	1,777,455
5.00%, 10/15/2032	1,000,000	1,073,100
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
5.00%, 01/01/2039(1)	4,055,000	4,510,782
Massachusetts Water Resources Authority
5.00%, 08/01/2040	1,900,000	2,277,929

		130,753,488

Michigan – 3.27%
Avondale School District
5.00%, 11/01/2022	600,000	666,402
5.00%, 11/01/2023	680,000	777,519
5.00%, 11/01/2024	800,000	937,160
5.00%, 11/01/2025	785,000	944,276
5.00%, 11/01/2026	765,000	940,782
Calhoun County Hospital Finance Authority
5.00%, 02/15/2037	1,695,000	1,875,873
City of Detroit MI
5.00%, 04/01/2021	1,000,000	1,035,340
5.00%, 04/01/2022	835,000	881,718
5.00%, 04/01/2023	750,000	805,207
5.00%, 04/01/2024	900,000	979,236
5.00%, 04/01/2025	900,000	993,537
5.00%, 04/01/2034	1,000,000	1,121,980
City of Detroit MI Sewage Disposal System Revenue
5.25%, 07/01/2039	4,050,000	4,409,154
City of Detroit MI Water Supply System Revenue
5.25%, 07/01/2041	1,000,000	1,060,100
City of Royal Oak MI
5.00%, 04/01/2029	500,000	625,615
5.00%, 04/01/2031	1,045,000	1,294,703

City of Wyandotte MI Electric System Revenue
5.00%, 10/01/2021	750,000	796,268
5.00%, 10/01/2022	800,000	874,112
5.00%, 10/01/2023	500,000	561,590
5.00%, 10/01/2024	765,000	877,822
Clarkston Community Schools
5.00%, 05/01/2022	445,000	486,060
County of Kent MI
5.00%, 06/01/2028	700,000	857,668
Detroit Downtown Development Authority
5.00%, 07/01/2037	540,000	604,616
5.00%, 07/01/2038	1,000,000	1,117,920
Grand Rapids Public Schools
5.00%, 05/01/2025	1,075,000	1,279,508
5.00%, 11/01/2037	1,750,000	2,181,742
5.00%, 11/01/2038	1,000,000	1,241,710
Great Lakes Water Authority Sewage Disposal System Revenue
5.00%, 07/01/2030	3,000,000	3,596,370
5.00%, 07/01/2036	1,000,000	1,178,460
Great Lakes Water Authority Water Supply System Revenue
5.00%, 07/01/2023	1,000,000	1,131,350
Karegnondi Water Authority
5.25%, 11/01/2040	130,000	146,472
Lake Orion Community School District
5.00%, 05/01/2020	1,390,000	1,419,065
5.00%, 05/01/2021	1,385,000	1,463,779
5.00%, 05/01/2025	3,275,000	3,903,865
Michigan Finance Authority
5.00%, 07/01/2022	1,235,000	1,356,499
5.00%, 11/15/2022	275,000	304,290
5.00%, 10/01/2023	1,000,000	1,100,330
5.00%, 10/01/2024	3,000,000	3,539,700
5.00%, 11/01/2024	750,000	878,588
5.00%, 10/01/2025	5,000,000	6,068,950
5.00%, 11/01/2025	1,000,000	1,200,320
5.00%, 12/01/2026	1,190,000	1,473,387

5.00%, 12/01/2029	500,000	627,655
5.00%, 07/01/2030	600,000	707,532
5.00%, 10/01/2030	800,000	917,376
5.00%, 07/01/2033	350,000	408,156
5.00%, 12/01/2044(1)	2,550,000	2,990,283
5.00%, 11/15/2048	760,000	924,380
3.75%, 11/15/2049(1)	3,600,000	4,024,800
Michigan State Building Authority
5.00%, 10/15/2021	1,750,000	1,880,043
5.00%, 04/15/2035	1,250,000	1,598,463
Michigan State Hospital Finance Authority
5.00%, 12/01/2022	125,000	138,866
5.00%, 12/01/2023	1,150,000	1,316,141
5.00%, 12/01/2024	275,000	323,774
5.00%, 12/01/2025	700,000	846,552
1.63%, 11/01/2027(1)	2,745,000	2,745,467
5.00%, 12/01/2027	415,000	524,477
1.90%, 11/15/2047(1)	3,650,000	3,678,032
2.40%, 11/15/2047(1)	850,000	877,209
4.00%, 11/15/2047(1)	9,750,000	10,630,718
4.00%, 11/15/2047(1)	4,505,000	5,021,228
Michigan Strategic Fund
5.00%, 06/30/2025	2,000,000	2,326,180
5.00%, 12/31/2025	2,595,000	3,051,668
5.00%, 06/30/2026	2,800,000	3,329,340
1.45%, 09/01/2030(1)	1,260,000	1,252,679
1.78%, 12/01/2033(1)	8,050,000	8,050,000
1.71%, 12/01/2042(1)	5,500,000	5,500,000
1.80%, 10/01/2049(1)	2,075,000	2,070,414
Michigan Tobacco Settlement Finance Authority
6.00%, 06/01/2048	7,025,000	7,069,679
0.00%, 06/01/2052	7,500,000	430,875
Oakland University
5.00%, 03/01/2041	2,190,000	2,561,972
Portage Public Schools
5.00%, 11/01/2028	1,000,000	1,216,650

Royal Oak Hospital Finance Authority
5.00%, 09/01/2039	10,320,000	11,605,459
Royal Oak School District
5.00%, 05/01/2023	600,000	674,772
5.00%, 05/01/2024	600,000	692,940
State of Michigan
5.00%, 03/15/2020	1,670,000	1,697,722
5.00%, 03/15/2021	1,000,000	1,053,220
5.00%, 03/15/2022	1,170,000	1,273,896
5.00%, 03/15/2023	2,000,000	2,247,160
Wayne County Airport Authority
5.00%, 12/01/2022	200,000	222,186
5.00%, 12/01/2023	400,000	457,264
5.00%, 12/01/2023	250,000	285,790
5.00%, 12/01/2023	550,000	622,782
5.00%, 12/01/2024	375,000	440,486
5.00%, 12/01/2024	500,000	580,830
5.00%, 12/01/2025	600,000	713,142
5.00%, 12/01/2027	4,055,000	4,804,202
5.00%, 12/01/2030	3,000,000	3,521,790
5.00%, 12/01/2031	350,000	431,298
5.00%, 12/01/2033	300,000	367,089
5.00%, 12/01/2040	4,000,000	4,651,480
5.00%, 12/01/2042	1,000,000	1,094,000
5.00%, 12/01/2042	900,000	1,064,187
5.00%, 12/01/2047	1,000,000	1,175,640
Wayne-Westland Community Schools
5.00%, 11/01/2022	190,000	210,115
5.00%, 11/01/2023	80,000	90,961
5.00%, 11/01/2024	185,000	215,534
5.00%, 11/01/2025	95,000	113,362
5.00%, 11/01/2026	1,000,000	1,221,530
5.00%, 11/01/2027	600,000	747,102
5.00%, 11/01/2029	585,000	744,939

		179,050,530

Minnesota – 0.59%
City of Deephaven MN
5.00%, 10/01/2037	1,250,000	1,303,812
5.00%, 10/01/2049	2,200,000	2,270,576
City of Minneapolis MN
1.73%, 11/15/2048(1)	3,550,000	3,550,000
City of Minneapolis MN/St Paul Housing & Redevelopment Authority
5.00%, 11/15/2022	1,100,000	1,222,144
City of Moorhead MN
5.00%, 12/01/2025	775,000	870,550
City of North Oaks MN
5.00%, 10/01/2047	1,000,000	1,100,070
City of Rochester MN
5.00%, 12/01/2025	850,000	917,652
5.25%, 12/01/2038	1,000,000	1,046,490
City of St Paul Park MN
5.00%, 05/01/2053	400,000	424,708
City of Wayzata MN
5.00%, 08/01/2054	400,000	439,212
Duluth Economic Development Authority
5.00%, 02/15/2033	500,000	604,325
5.00%, 02/15/2034	750,000	904,987
5.00%, 02/15/2037	1,250,000	1,494,750
Roseville Independent School District No 623
5.00%, 02/01/2025	3,895,000	4,589,323
5.00%, 02/01/2026	2,315,000	2,797,631
Shakopee Independent School District No 720
5.00%, 02/01/2024	3,185,000	3,633,926
State of Minnesota
5.00%, 03/01/2020	1,040,000	1,055,995
5.00%, 06/01/2020	2,345,000	2,402,757
5.00%, 08/01/2023	1,465,000	1,669,778

		32,298,686

Mississippi – 0.58%
Mississippi Business Finance Corp.
1.70%, 12/01/2030(1)	17,000,000	17,000,000
Mississippi Hospital Equipment & Facilities Authority
5.00%, 01/01/2021	350,000	365,039
5.00%, 01/01/2029	910,000	1,138,001
5.00%, 01/01/2033	1,750,000	2,186,922
State of Mississippi
5.00%, 10/15/2019	4,545,000	4,550,909
5.00%, 10/15/2020	1,750,000	1,814,750
5.00%, 10/15/2021	1,300,000	1,395,524
5.00%, 10/15/2022	1,750,000	1,937,653
5.00%, 10/01/2030	1,000,000	1,251,910

		31,640,708

Missouri – 0.85%
Belton School District No 124
5.00%, 03/01/2028	250,000	319,260
5.50%, 03/01/2030	500,000	641,010
5.50%, 03/01/2033	500,000	632,150
5.50%, 03/01/2036	500,000	628,925
Cape Girardeau County Industrial Development Authority
5.00%, 03/01/2032	500,000	580,655
City of Kansas City MO Sanitary Sewer System Revenue
5.00%, 01/01/2026	285,000	347,309
5.00%, 01/01/2031	135,000	170,065
City of St Louis MO Airport Revenue
5.00%, 07/01/2025	400,000	472,172
Hannibal Industrial Development Authority
5.00%, 10/01/2047	1,580,000	1,819,544
Health & Educational Facilities Authority of the State of Missouri
5.00%, 06/01/2025	7,000,000	8,341,900
5.00%, 04/01/2027	1,705,000	1,983,375
5.00%, 02/01/2029	1,000,000	1,183,650
5.00%, 02/01/2035	1,000,000	1,145,930
5.00%, 02/01/2036	200,000	231,666
4.00%, 02/01/2040	100,000	107,149

5.00%, 08/01/2040	1,145,000	1,242,245
5.00%, 10/01/2042	6,370,000	7,552,973
5.00%, 10/01/2046	6,000,000	7,328,880
Industrial Development Authority of the City of St Louis Missouri
3.88%, 11/15/2029	90,000	97,625
4.38%, 11/15/2035	230,000	249,824
4.75%, 11/15/2047	250,000	272,492
Kirkwood Industrial Development Authority
5.00%, 05/15/2021	1,500,000	1,561,785
Missouri Housing Development Commission
4.00%, 05/01/2050	345,000	378,241
St Louis County Industrial Development Authority
5.00%, 12/01/2025	985,000	1,060,017
5.50%, 09/01/2033	1,000,000	1,113,940
5.00%, 09/01/2038	500,000	569,915
5.13%, 08/15/2045	200,000	212,734
5.13%, 09/01/2048	2,755,000	3,131,223
St Louis Land Clearance for Redevelopment Authority
5.00%, 06/01/2029	1,000,000	1,151,890
5.38%, 06/01/2043	2,000,000	2,285,340

		46,813,884

Montana – 0.04%
City of Kalispell MT
5.25%, 05/15/2037	765,000	833,819
5.25%, 05/15/2047	500,000	539,685
Montana Board of Housing
4.00%, 12/01/2047	485,000	508,183
4.00%, 06/01/2050	170,000	189,421

		2,071,108

Nebraska – 0.19%
Central Plains Energy Project
5.00%, 09/01/2035	930,000	1,217,166
5.00%, 03/01/2050(1)	5,000,000	5,591,300
City of Omaha NE
5.00%, 01/15/2026	1,700,000	2,071,501

Nebraska Investment Finance Authority
4.00%, 09/01/2049	905,000	981,816
Omaha Airport Authority
5.00%, 12/15/2031	515,000	621,033

		10,482,816

Nevada – 1.30%
City of Carson City NV
5.00%, 09/01/2026	550,000	657,068
City of Reno NV
5.00%, 06/01/2038	150,000	180,587
0.00%, 07/01/2058(3)	2,000,000	285,700
Clark County School District
5.00%, 06/15/2021	420,000	445,347
5.00%, 06/15/2023	370,000	417,330
5.00%, 06/15/2023	1,650,000	1,861,068
5.00%, 06/15/2024	4,500,000	5,219,145
5.00%, 06/15/2025	6,060,000	7,207,279
5.00%, 06/15/2029	4,080,000	5,101,469
4.00%, 06/15/2034	5,000,000	5,608,700
County of Clark Department of Aviation
5.00%, 07/01/2021	830,000	881,526
5.00%, 07/01/2021	1,000,000	1,061,190
5.00%, 07/01/2024	3,320,000	3,827,329
5.00%, 07/01/2024	1,250,000	1,441,013
5.00%, 07/01/2025	2,220,000	2,621,909
County of Clark NV
5.00%, 11/01/2028	3,000,000	3,710,340
5.00%, 06/01/2032	3,000,000	3,790,200
5.00%, 11/01/2032	4,565,000	5,376,474
County of Washoe NV
2.05%, 03/01/2036(1)	5,000,000	5,033,400
2.05%, 03/01/2036(1)	4,500,000	4,530,060
3.00%, 03/01/2036(1)	700,000	726,383
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2033	1,140,000	1,302,393

Las Vegas Redevelopment Agency
5.00%, 06/15/2030	1,000,000	1,175,670
5.00%, 06/15/2040	685,000	782,839
Las Vegas Valley Water District
4.00%, 06/01/2028	1,000,000	1,132,200
5.00%, 06/01/2039	2,815,000	3,245,639
Nevada Housing Division
4.00%, 10/01/2049	530,000	581,426
State of Nevada Department of Business & Industry
1.88%, 12/01/2026(1)(3)	2,800,000	2,800,616

		71,004,300

New Hampshire – 0.45%
New Hampshire Business Finance Authority
5.00%, 01/01/2024	720,000	808,589
2.33% (SIFMA Municipal Swap Index Yield + 0.75%), 10/01/2033(2)	9,500,000	9,481,760
5.25%, 07/01/2039(3)	240,000	260,727
5.63%, 07/01/2046(3)	125,000	137,091
5.75%, 07/01/2054(3)	315,000	345,246
New Hampshire Health & Education Facilities Authority Act
3.50%, 07/01/2022(3)	100,000	100,121
5.00%, 07/01/2023	500,000	566,460
4.13%, 07/01/2024(3)	255,000	255,403
5.25%, 07/01/2027(3)	1,250,000	1,296,775
5.00%, 08/01/2027	750,000	926,715
5.00%, 10/01/2028	1,580,000	1,895,779
5.00%, 07/01/2030	390,000	491,306
5.00%, 10/01/2032	2,825,000	3,335,421
4.00%, 10/01/2038	115,000	124,652
5.00%, 10/01/2038	425,000	493,803
6.25%, 07/01/2042(3)	700,000	762,468
5.00%, 07/01/2044	2,445,000	2,846,176
6.13%, 07/01/2052(3)	495,000	535,466

		24,663,958

New Jersey – 2.89%
Camden County Improvement Authority
5.00%, 01/15/2028	500,000	619,910
5.00%, 01/15/2029	1,000,000	1,236,220
5.00%, 01/15/2033	500,000	609,245
County of Union NJ
3.00%, 03/01/2026	3,000,000	3,235,500
Garden State Preservation Trust
5.75%, 11/01/2028	2,000,000	2,546,980
New Brunswick Parking Authority
5.00%, 09/01/2039	2,000,000	2,376,400
New Jersey Economic Development Authority
4.00%, 01/01/2020	115,000	115,228
5.00%, 01/01/2023	400,000	442,436
5.00%, 03/01/2023	4,045,000	4,466,610
5.00%, 03/01/2024	2,405,000	2,619,117
5.00%, 06/15/2024	2,000,000	2,271,820
5.00%, 06/15/2025	5,190,000	5,991,388
5.00%, 06/01/2026	900,000	1,082,043
5.50%, 01/01/2027	500,000	576,440
5.00%, 06/15/2028	605,000	648,639
5.00%, 06/15/2029	1,000,000	1,070,350
3.13%, 07/01/2029	725,000	734,635
5.00%, 06/15/2030	4,000,000	4,781,360
5.50%, 06/15/2030	2,000,000	2,399,120
5.63%, 11/15/2030	2,095,000	2,415,430
5.00%, 01/01/2031	500,000	561,155
5.13%, 01/01/2034	705,000	794,859
5.00%, 06/15/2035	1,595,000	1,871,174
5.00%, 10/01/2037	3,185,000	3,709,824
5.13%, 06/15/2043	2,450,000	2,604,668
5.25%, 01/01/2044	190,000	197,748
5.00%, 10/01/2047	2,450,000	2,808,239
5.63%, 01/01/2052	2,000,000	2,253,720
5.00%, 06/15/2054(3)	2,900,000	3,096,968
4.00%, 08/01/2059	355,000	385,814
5.00%, 08/01/2059	300,000	359,940

New Jersey Educational Facilities Authority
5.00%, 06/01/2023	930,000	1,033,686
5.00%, 07/01/2023	3,390,000	3,754,018
5.00%, 07/01/2032	4,920,000	5,773,276
New Jersey Health Care Facilities Financing Authority
5.00%, 07/01/2021	40,000	42,238
5.00%, 07/01/2022	540,000	587,774
5.00%, 07/01/2023	140,000	156,323
5.00%, 07/01/2023	530,000	598,789
5.00%, 07/01/2024	110,000	125,673
5.00%, 07/01/2024	2,500,000	2,742,400
5.00%, 07/01/2025	120,000	140,077
5.00%, 07/01/2026	40,000	47,592
5.00%, 07/01/2027	60,000	71,303
5.00%, 07/01/2028	155,000	189,853
5.00%, 07/01/2030	165,000	194,134
5.00%, 07/01/2031	430,000	433,870
5.63%, 07/01/2032	380,000	408,086
5.00%, 07/01/2033	500,000	594,880
5.00%, 07/01/2041	815,000	929,842
5.00%, 07/01/2046	2,375,000	2,691,469
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2019	500,000	502,800
5.00%, 12/01/2021	660,000	710,780
5.50%, 12/01/2021	2,260,000	2,445,252
5.00%, 12/01/2023	460,000	525,251
5.00%, 12/01/2024	265,000	310,559
5.00%, 12/01/2025	490,000	588,108
5.00%, 12/01/2044	1,000,000	1,084,660
New Jersey Housing & Mortgage Finance Agency
2.02%, 08/01/2021(1)	3,000,000	3,011,820
2.41%, 10/01/2021(1)	5,000,000	5,043,000
3.55%, 04/01/2027	2,145,000	2,299,762
3.65%, 04/01/2028	1,545,000	1,667,534

New Jersey Transportation Trust Fund Authority
5.25%, 12/15/2022	1,760,000	1,954,885
5.00%, 12/15/2023	2,700,000	3,048,732
5.25%, 12/15/2023	3,940,000	4,488,606
5.50%, 12/15/2023	190,000	219,036
5.00%, 06/15/2025	450,000	499,108
0.00%, 12/15/2026	2,600,000	2,184,000
5.00%, 06/15/2027	235,000	279,681
0.00%, 12/15/2027	3,260,000	2,642,034
0.00%, 12/15/2028	770,000	603,603
5.00%, 06/15/2029	1,200,000	1,414,908
0.00%, 12/15/2030	2,000,000	1,484,300
5.00%, 12/15/2030	2,000,000	2,386,980
5.00%, 06/15/2031	3,545,000	4,148,607
5.50%, 06/15/2031	1,000,000	1,060,550
5.00%, 06/15/2032	2,725,000	3,230,896
5.00%, 06/15/2032	1,860,000	1,995,520
5.00%, 12/15/2032	1,340,000	1,586,533
5.00%, 12/15/2033	2,200,000	2,598,618
5.25%, 06/15/2036	10,180,000	10,739,086
5.25%, 06/15/2043	3,000,000	3,516,480
New Jersey Turnpike Authority
5.00%, 01/01/2033	5,000,000	5,842,100
Tender Option Bond Trust Receipts/Certificates
1.73%, 07/01/2025(1)(3)	600,000	600,000
Tobacco Settlement Financing Corp./NJ
5.00%, 06/01/2023	570,000	637,420
5.25%, 06/01/2046	2,300,000	2,654,200
Township of Montclair NJ
4.00%, 03/01/2023	800,000	873,696
4.00%, 03/01/2027	325,000	384,176

		158,661,544

New Mexico – 0.39%
Albuquerque Bernalillo County Water Utility Authority
5.00%, 07/01/2027	2,400,000	2,955,984
5.00%, 07/01/2028	1,700,000	2,087,158

Albuquerque Municipal School District No 12
5.00%, 08/01/2025	800,000	964,544
City of Farmington NM
1.88%, 04/01/2033(1)	10,500,000	10,528,140
Farmington Municipal School District No 5/NM
5.00%, 09/01/2024	490,000	575,206
New Mexico Mortgage Finance Authority
3.75%, 01/01/2050	750,000	815,767
Town of Clayton NM
4.00%, 11/01/2020	3,545,000	3,626,110

		21,552,909

New York – 9.35%
Build NYC Resource Corp.
5.00%, 08/01/2022	200,000	219,968
5.00%, 08/01/2023	230,000	260,489
4.88%, 05/01/2031(3)	750,000	800,610
5.00%, 01/01/2035(3)	3,900,000	4,301,817
5.50%, 05/01/2048(3)	1,350,000	1,465,168
City of New York NY
5.00%, 08/01/2025	1,600,000	1,927,088
5.00%, 08/01/2027	2,975,000	3,577,259
5.00%, 08/01/2027	400,000	474,280
5.00%, 08/01/2028	400,000	485,116
5.00%, 08/01/2028	3,975,000	4,774,054
5.00%, 08/01/2028	700,000	860,139
5.00%, 08/01/2029	1,500,000	1,900,845
5.00%, 08/01/2029	1,305,000	1,653,735
5.00%, 08/01/2032	1,745,000	2,159,368
2.00%, 10/01/2038(1)	5,500,000	5,500,000
1.54%, 04/01/2042(1)	2,500,000	2,500,000
1.75%, 06/01/2044(1)	5,000,000	5,000,000
City of Yonkers NY
5.00%, 09/01/2022	2,350,000	2,599,194
5.00%, 09/01/2025	1,015,000	1,220,812

County of Erie NY
5.00%, 06/01/2020	500,000	512,315
5.00%, 09/15/2020	350,000	362,355
5.00%, 06/01/2021	750,000	796,290
5.00%, 09/15/2021	225,000	241,135
5.00%, 06/01/2025	1,000,000	1,197,720
County of Nassau NY
5.00%, 10/01/2024	3,000,000	3,520,620
County of Rockland NY
4.00%, 01/01/2021	1,100,000	1,137,169
County of Suffolk NY
4.00%, 02/01/2028	1,865,000	2,174,385
Erie County Fiscal Stability Authority
5.00%, 09/01/2033	525,000	657,373
Glen Cove Local Economic Assistance Corp.
0.00%, 01/01/2045	3,550,000	1,231,992
0.00%, 01/01/2055	710,000	675,750
5.00%, 01/01/2056	485,000	524,731
Hempstead Town Local Development Corp.
5.89%, 02/01/2032	1,250,000	1,375,875
6.47%, 02/01/2033	1,000,000	1,164,130
6.24%, 02/01/2047	1,000,000	1,102,300
Hudson Yards Infrastructure Corp.
5.00%, 02/15/2035	1,700,000	2,075,819
Long Island Power Authority
5.00%, 09/01/2023	550,000	627,814
5.00%, 09/01/2024	565,000	664,135
5.00%, 09/01/2025	1,000,000	1,205,920
5.00%, 09/01/2026	2,000,000	2,467,860
5.00%, 09/01/2027	6,500,000	8,175,765
5.00%, 09/01/2039	1,725,000	2,119,507
1.65%, 09/01/2049(1)	4,300,000	4,293,507
Metropolitan Transportation Authority
5.00%, 05/15/2020	1,400,000	1,430,520
5.00%, 09/01/2021	25,000,000	26,639,500
5.00%, 11/15/2021	640,000	687,968

5.00%, 11/15/2021	500,000	537,475
5.00%, 11/15/2023	3,225,000	3,677,822
2.03% (SIFMA Municipal Swap Index Yield + 0.45%), 11/01/2026(2)	2,910,000	2,905,169
5.00%, 11/15/2030(1)	5,000,000	5,019,950
5.25%, 11/15/2031	4,000,000	4,808,760
0.00%, 11/15/2033	1,600,000	1,115,136
2.05% (1 Month LIBOR USD + 0.65%), 11/01/2035(2)	8,675,000	8,680,205
5.00%, 11/15/2036	10,000,000	11,564,000
5.25%, 11/15/2036	1,015,000	1,258,722
5.00%, 11/15/2045(1)	4,470,000	4,637,357
MTA Hudson Rail Yards Trust Obligations
5.00%, 11/15/2051	1,500,000	1,599,105
5.00%, 11/15/2056	4,380,000	4,879,101
Nassau County Industrial Development Agency
6.50%, 01/01/2034	672,500	682,466
6.70%, 01/01/2049	793,750	791,813
New York City Housing Development Corp.
2.75%, 05/01/2050(1)	6,500,000	6,742,840
New York City Industrial Development Agency
1.71%, 05/01/2033(1)	3,550,000	3,550,000
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2024	200,000	234,120
5.00%, 07/15/2032	2,000,000	2,471,060
New York City Transitional Finance Authority Future Tax Secured Revenue
1.74%, 11/01/2022(1)	2,035,000	2,035,000
5.00%, 11/01/2028	1,500,000	1,810,110
5.00%, 11/01/2029	2,000,000	2,375,780
5.00%, 02/01/2030	4,480,000	5,418,829
5.00%, 05/01/2033	2,535,000	3,168,953
5.00%, 08/01/2034	700,000	876,694
5.00%, 08/01/2035	1,600,000	1,996,688
5.00%, 08/01/2038	1,975,000	2,441,278
1.77%, 08/01/2039(1)	10,000,000	10,000,000
5.00%, 02/01/2041	200,000	231,746
1.75%, 08/01/2042(1)	7,300,000	7,300,000

1.75%, 02/01/2044(1)	1,500,000	1,500,000
New York City Water & Sewer System
5.00%, 06/15/2031	6,075,000	7,251,667
5.00%, 06/15/2032	5,000,000	5,309,000
5.00%, 06/15/2035	9,025,000	10,825,487
5.00%, 06/15/2036	5,000,000	5,985,850
5.00%, 06/15/2037	6,000,000	7,053,660
5.00%, 06/15/2039	8,320,000	9,772,256
1.71%, 06/15/2044(1)	4,150,000	4,150,000
1.75%, 06/15/2044(1)	20,000,000	20,000,000
1.71%, 06/15/2048(1)	5,680,000	5,680,000
New York Convention Center Development Corp.
5.00%, 11/15/2033	3,000,000	3,587,760
New York Liberty Development Corp.
5.25%, 10/01/2035	2,285,000	3,135,431
5.38%, 11/15/2040(3)	4,500,000	5,060,385
5.00%, 11/15/2044(3)	1,500,000	1,657,830
5.75%, 11/15/2051	2,000,000	2,184,640
2.63%, 09/15/2069	400,000	406,324
2.80%, 09/15/2069	1,025,000	1,042,353
New York State Dormitory Authority
4.00%, 12/01/2019(3)	500,000	501,685
5.00%, 12/01/2022(3)	900,000	984,303
5.00%, 07/01/2023	250,000	283,820
5.00%, 12/15/2023	1,000,000	1,117,920
5.00%, 03/15/2024	3,700,000	4,292,629
5.00%, 05/01/2024	4,870,000	5,626,701
5.00%, 07/01/2024	250,000	292,062
5.00%, 07/01/2025	250,000	299,808
5.00%, 03/15/2027	2,500,000	2,969,875
5.00%, 10/01/2028	1,735,000	2,210,130
5.00%, 10/01/2029	1,430,000	1,813,955
5.00%, 10/01/2030	1,910,000	2,412,406
5.25%, 03/15/2033	6,000,000	7,230,120
5.00%, 03/15/2035	18,190,000	22,815,717

5.25%, 03/15/2037	13,815,000	17,573,094
5.25%, 03/15/2038	1,930,000	2,449,074
5.00%, 10/01/2041	12,205,000	12,855,893
5.00%, 05/01/2048(1)	1,040,000	1,237,142
5.00%, 05/01/2048(1)	5,695,000	6,475,044
5.00%, 05/01/2048(1)	1,145,000	1,229,845
New York State Housing Finance Agency
1.76%, 11/01/2046(1)	6,950,000	6,950,000
New York State Thruway Authority
5.00%, 01/01/2032	2,835,000	3,314,058
New York State Urban Development Corp.
5.00%, 03/15/2022	360,000	392,609
5.00%, 03/15/2023	700,000	788,284
5.00%, 03/15/2024	400,000	464,444
5.00%, 03/15/2035	2,800,000	3,205,244
New York Transportation Development Corp.
5.00%, 08/01/2021	2,410,000	2,535,633
5.00%, 01/01/2023	270,000	296,555
5.00%, 08/01/2026	1,000,000	1,051,190
5.00%, 01/01/2031	1,015,000	1,225,511
5.00%, 08/01/2031	5,105,000	5,357,493
5.00%, 01/01/2034	5,500,000	6,582,785
5.00%, 07/01/2041	2,300,000	2,556,795
5.00%, 07/01/2046	800,000	885,720
Port Authority of New York & New Jersey
5.00%, 09/15/2024	5,115,000	5,952,479
5.00%, 09/15/2026	1,000,000	1,220,320
5.00%, 10/15/2028	4,000,000	4,760,600
5.25%, 07/15/2030	9,705,000	10,191,706
5.00%, 10/15/2033	3,500,000	4,049,710
State of New York Mortgage Agency
3.45%, 04/01/2026	2,185,000	2,339,239
Suffolk County Economic Development Corp.
5.00%, 07/01/2028	300,000	319,755
5.00%, 07/01/2028	1,750,000	1,859,743

Tompkins County Development Corp.
5.00%, 07/01/2044	115,000	125,509
Town of Hempstead NY
4.00%, 06/15/2028	3,665,000	4,266,500
Triborough Bridge & Tunnel Authority
5.00%, 11/15/2030	4,000,000	5,441,080
1.74% (Secured Overnight Financing Rate + 0.50%), 11/15/2038(2)	20,000,000	20,046,200
Utility Debt Securitization Authority
5.00%, 12/15/2032	640,000	733,830
5.00%, 12/15/2033	12,000,000	14,528,400
Westchester County Local Development Corp.
5.50%, 05/01/2042	150,000	169,005

		512,436,839

North Carolina – 0.91%
Charlotte-Mecklenburg Hospital Authority
5.00%, 01/15/2031	1,500,000	1,609,845
5.00%, 01/15/2048(1)	5,000,000	5,413,450
County of New Hanover NC
5.00%, 10/01/2023	1,125,000	1,245,679
5.00%, 10/01/2027	100,000	119,843
5.00%, 10/01/2034	1,000,000	1,169,880
5.00%, 10/01/2047	840,000	962,178
County of Wake NC
5.00%, 03/01/2023	1,900,000	2,137,671
Mecklenburg County Public Facilities Corp.
5.00%, 02/01/2023	2,160,000	2,418,531
North Carolina Capital Facilities Finance Agency
5.00%, 06/01/2021	500,000	527,790
1.50%, 06/01/2038(1)	1,710,000	1,709,196
North Carolina Eastern Municipal Power Agency
5.00%, 01/01/2021	1,965,000	2,055,115
North Carolina Medical Care Commission
5.00%, 10/01/2022	40,000	43,014
5.00%, 10/01/2023	110,000	123,730
5.00%, 10/01/2023	30,000	32,932

3.55%, 10/01/2024	1,110,000	1,114,851
5.00%, 10/01/2024	300,000	344,574
5.00%, 10/01/2024	35,000	39,139
5.00%, 10/01/2025	250,000	285,655
5.00%, 10/01/2025	25,000	28,335
5.00%, 10/01/2030	220,000	239,958
5.00%, 10/01/2030	2,100,000	2,306,052
5.00%, 10/01/2030	460,000	543,182
5.00%, 10/01/2031	2,950,000	3,284,442
5.00%, 10/01/2031	245,000	288,127
6.25%, 07/01/2035	1,000,000	1,113,200
5.00%, 09/01/2037	3,000,000	3,218,250
5.00%, 10/01/2037	250,000	274,530
4.88%, 07/01/2040	550,000	582,274
5.00%, 09/01/2041	440,000	474,104
5.00%, 10/01/2043	2,000,000	2,177,780
2.55%, 06/01/2048(1)	3,955,000	4,132,936
2.20%, 12/01/2048(1)	2,285,000	2,311,049
North Carolina Turnpike Authority
5.00%, 01/01/2027	530,000	648,068
5.00%, 01/01/2032	1,000,000	1,186,110
5.00%, 07/01/2051	1,700,000	1,934,702
State of North Carolina
5.00%, 03/01/2022	1,000,000	1,087,410
5.00%, 03/01/2023	2,335,000	2,620,407

		49,803,989

North Dakota – 0.02%
North Dakota Housing Finance Agency
1.55%, 07/01/2020	950,000	948,233

Ohio – 2.05%
Akron Bath Copley Joint Township Hospital District
5.25%, 11/15/2031	530,000	640,203
5.25%, 11/15/2032	645,000	777,115
5.25%, 11/15/2033	1,770,000	2,128,637

5.25%, 11/15/2046	1,255,000	1,475,867
American Municipal Power, Inc.
2.30%, 02/15/2038(1)	2,900,000	2,941,586
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2047	3,600,000	3,615,804
6.50%, 06/01/2047	3,000,000	3,079,710
City of Cleveland OH Airport System Revenue
5.00%, 01/01/2024	2,450,000	2,809,635
City of Dayton OH Airport Revenue
5.00%, 12/01/2021	1,050,000	1,120,319
Clermont County Port Authority
5.00%, 12/01/2029	750,000	888,697
5.00%, 12/01/2030	850,000	1,005,966
5.00%, 12/01/2031	650,000	768,618
Cleveland-Cuyahoga County Port Authority
5.50%, 12/01/2043	125,000	146,050
5.50%, 12/01/2053	900,000	1,043,856
County of Allen OH Hospital Facilities Revenue
5.00%, 08/01/2047(1)	500,000	544,590
County of Cuyahoga OH
5.00%, 12/01/2026	2,500,000	2,857,075
5.00%, 02/15/2042	525,000	595,549
5.50%, 02/15/2052	1,790,000	2,090,255
5.50%, 02/15/2057	1,245,000	1,449,354
County of Fairfield OH
4.25%, 06/15/2024	1,470,000	1,535,459
County of Franklin OH
5.00%, 11/15/2033(1)	12,790,000	14,313,929
County of Hamilton OH
4.00%, 01/01/2021	450,000	461,021
5.00%, 01/01/2022	465,000	494,858
County of Montgomery OH
4.00%, 11/15/2039	6,000,000	6,613,200
County of Muskingum OH
4.00%, 02/15/2023	1,700,000	1,797,376

5.00%, 02/15/2048	2,080,000	2,224,622
County of Scioto OH
5.00%, 02/15/2029	1,700,000	1,939,581
County of Wood OH
5.00%, 12/01/2032	115,000	122,086
5.00%, 12/01/2042	145,000	152,414
Lancaster Port Authority
5.00%, 08/01/2049(1)	2,000,000	2,321,300
Miami University/Oxford OH
5.00%, 09/01/2034	700,000	842,625
Ohio Air Quality Development Authority
2.88%, 02/01/2026	5,400,000	5,463,450
3.25%, 09/01/2029	1,700,000	1,756,865
4.25%, 01/15/2038(3)	250,000	270,288
4.50%, 01/15/2048(3)	275,000	297,913
5.00%, 07/01/2049(3)	2,800,000	3,090,612
Ohio Housing Finance Agency
2.50%, 10/01/2021(1)	2,850,000	2,875,907
2.45%, 11/01/2021(1)	2,385,000	2,407,944
4.50%, 03/01/2050	245,000	274,069
Ohio Water Development Authority
5.00%, 06/01/2028	9,290,000	11,908,108
Southeastern Ohio Port Authority
5.75%, 12/01/2032	445,000	486,803
6.00%, 12/01/2042	550,000	595,375
5.50%, 12/01/2043	1,000,000	1,085,560
State of Ohio
4.00%, 09/01/2021	3,980,000	4,186,323
5.00%, 08/01/2024	2,500,000	2,935,375
5.00%, 01/01/2030	1,170,000	1,473,077
5.00%, 10/01/2035	1,410,000	1,737,769
University of Akron
5.00%, 01/01/2037	6,675,000	7,888,382
University of Cincinnati
5.00%, 06/01/2028	250,000	312,043

5.00%, 06/01/2029	400,000	497,812

		112,341,032

Oklahoma – 0.89%
Cache Educational Facilities Authority
5.00%, 09/01/2023	500,000	562,380
5.00%, 09/01/2026	3,220,000	3,902,447
Canadian County Educational Facilities Authority
4.00%, 09/01/2025	1,500,000	1,704,750
5.00%, 09/01/2026	1,725,000	2,104,414
5.00%, 09/01/2028	1,000,000	1,212,210
Cleveland County Educational Facilities Authority
5.00%, 09/01/2024	365,000	419,465
5.00%, 09/01/2025	300,000	352,452
5.00%, 09/01/2026	375,000	449,880
Dewey County Educational Facilities Authority
5.00%, 09/01/2030	2,470,000	2,974,077
Garvin County Educational Facilities Authority
5.00%, 12/01/2024	515,000	592,755
5.00%, 12/01/2025	545,000	640,113
5.00%, 12/01/2026	320,000	383,690
Grady County School Finance Authority
5.00%, 09/01/2028	375,000	468,161
5.00%, 09/01/2030	1,235,000	1,529,004
Grand River Dam Authority
5.00%, 06/01/2023	1,000,000	1,131,230
Oklahoma City Airport Trust
5.00%, 07/01/2025	2,040,000	2,400,754
5.00%, 07/01/2026	2,195,000	2,642,385
5.00%, 07/01/2030	1,350,000	1,672,029
5.00%, 07/01/2032	2,960,000	3,632,305
5.00%, 07/01/2035	3,240,000	3,938,350
5.00%, 07/01/2043	1,065,000	1,269,565
Oklahoma County Finance Authority
5.70%, 04/01/2025	475,000	475,532
5.13%, 04/01/2042	1,900,000	1,813,379

Oklahoma Department of Transportation
5.00%, 09/01/2030	1,015,000	1,296,500
Oklahoma Development Finance Authority
3.00%, 06/01/2022	1,015,000	1,057,315
4.00%, 12/01/2022	530,000	572,792
4.00%, 06/01/2023	1,305,000	1,425,804
5.00%, 08/15/2029	420,000	515,886
5.25%, 08/15/2048	1,500,000	1,777,845
5.50%, 08/15/2052	830,000	992,282
5.50%, 08/15/2057	1,000,000	1,189,510
Tulsa Airports Improvement Trust
5.00%, 06/01/2031	1,120,000	1,366,490
5.00%, 06/01/2033	1,240,000	1,501,739
Tulsa County Industrial Authority
5.00%, 11/15/2023	230,000	256,859
5.00%, 11/15/2029	400,000	463,776

		48,688,125

Oregon – 0.58%
Clackamas County Hospital Facility Authority
3.00%, 11/15/2022	120,000	120,119
County of Washington OR
5.00%, 03/01/2022	3,000,000	3,268,230
Klamath Falls Intercommunity Hospital Authority
5.00%, 09/01/2031	200,000	238,266
5.00%, 09/01/2032	270,000	320,403
5.00%, 09/01/2046	1,000,000	1,157,870
Oregon State Lottery
5.00%, 04/01/2036	2,500,000	3,061,500
Port of Portland OR Airport Revenue
5.00%, 07/01/2032	1,000,000	1,137,110
5.00%, 07/01/2033	3,485,000	3,956,067
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035	12,780,000	15,752,884
Washington County School District No 1 West Union
5.00%, 06/15/2028	1,525,000	1,917,718

Yamhill County Hospital Authority
5.00%, 11/15/2051	1,005,000	1,110,877

		32,041,044

Pennsylvania – 4.79%
Allegheny County Hospital Development Authority
5.00%, 07/15/2025	2,370,000	2,829,164
5.00%, 07/15/2034	5,000,000	6,280,700
Allentown Neighborhood Improvement Zone Development Authority
5.00%, 05/01/2022(3)	1,545,000	1,644,900
5.00%, 05/01/2025	1,000,000	1,069,340
5.00%, 05/01/2032(3)	2,025,000	2,336,303
5.00%, 05/01/2042(3)	1,345,000	1,503,898
Capital Region Water Sewer Revenue
5.00%, 07/15/2024	430,000	497,721
5.00%, 07/15/2028	350,000	430,272
Capital Region Water Water Revenue
5.00%, 07/15/2023	1,750,000	1,977,325
5.00%, 07/15/2025	1,000,000	1,188,240
Chester County Industrial Development Authority
4.38%, 03/01/2028(3)	175,000	182,793
5.00%, 03/01/2038(3)	525,000	560,632
5.13%, 03/01/2048(3)	1,050,000	1,119,741
City of Philadelphia PA
5.00%, 08/01/2022	2,940,000	3,229,208
5.00%, 08/01/2023	4,000,000	4,527,040
5.00%, 07/15/2026	2,475,000	2,838,677
5.00%, 08/01/2027	1,500,000	1,867,080
5.00%, 08/01/2028	6,000,000	7,117,440
5.00%, 02/01/2029	3,175,000	4,056,602
5.00%, 08/01/2031	8,000,000	9,844,800
5.00%, 08/01/2031	500,000	663,155
5.00%, 08/01/2033	2,000,000	2,432,300
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030	1,000,000	1,214,140

City of Philadelphia PA Water & Wastewater Revenue
5.00%, 11/01/2026	1,165,000	1,444,146
5.00%, 11/01/2027	1,540,000	1,950,733
5.00%, 11/01/2032	1,000,000	1,231,850
City of Reading PA
5.00%, 11/01/2027	2,330,000	2,844,278
Coatesville School District
5.00%, 08/01/2025	875,000	1,029,691
Commonwealth Financing Authority
5.00%, 06/01/2023	750,000	838,702
5.00%, 06/01/2027	750,000	917,055
5.00%, 06/01/2027	2,165,000	2,622,573
5.00%, 06/01/2027	1,500,000	1,838,910
5.00%, 06/01/2028	2,500,000	3,122,575
5.00%, 06/01/2030	1,750,000	2,229,132
5.00%, 06/01/2035	325,000	395,106
Commonwealth of Pennsylvania
5.00%, 02/01/2020	2,050,000	2,074,744
5.00%, 11/01/2020	2,800,000	2,901,864
5.00%, 08/15/2021	1,015,000	1,083,736
5.00%, 11/01/2021	2,000,000	2,139,940
5.00%, 09/15/2022	1,750,000	1,935,325
5.00%, 02/01/2023	895,000	1,001,496
5.00%, 03/15/2023	9,970,000	11,198,503
5.00%, 01/01/2027	2,095,000	2,580,956
4.00%, 11/15/2028	6,325,000	6,660,478
5.00%, 03/15/2031	430,000	503,982
County of Luzerne PA
5.00%, 12/15/2029	750,000	906,338
Cumberland County Municipal Authority
5.25%, 01/01/2041	170,000	175,697
Dauphin County General Authority
5.00%, 06/01/2020	815,000	833,484
5.00%, 06/01/2035	1,000,000	1,180,400
Delaware County Authority
5.00%, 08/01/2030	1,150,000	1,367,718

Delaware River Joint Toll Bridge Commission
5.00%, 07/01/2042	1,100,000	1,330,032
Doylestown Hospital Authority
5.00%, 07/01/2046	3,700,000	4,087,871
Easton Area School District
5.00%, 04/01/2029	1,000,000	1,210,500
5.00%, 04/01/2030	2,805,000	3,384,373
Franklin County Industrial Development Authority/PA
5.00%, 12/01/2053	500,000	543,695
General Authority of Southcentral Pennsylvania
5.00%, 06/01/2038	1,970,000	2,448,493
5.00%, 06/01/2044	1,085,000	1,329,917
Hospitals & Higher Education Facilities Authority of Philadelphia
5.00%, 07/01/2021	275,000	289,025
5.00%, 07/01/2023	325,000	358,660
5.00%, 07/01/2030	780,000	920,642
5.00%, 07/01/2034	2,000,000	2,334,780
Lancaster City Parking Authority
4.00%, 09/01/2035	1,100,000	1,227,391
Lancaster County Hospital Authority/PA
5.00%, 07/01/2023	775,000	836,364
5.00%, 07/01/2031	450,000	497,362
5.00%, 12/01/2032	250,000	273,422
5.00%, 12/01/2037	820,000	876,974
5.00%, 07/01/2045	1,970,000	2,122,537
5.00%, 12/01/2047	2,010,000	2,096,912
Lehigh County Industrial Development Authority
1.80%, 02/15/2027(1)	1,000,000	1,007,260
1.80%, 09/01/2029(1)	1,925,000	1,929,870
Luzerne County Industrial Development Authority
5.00%, 12/15/2027	1,000,000	1,155,920
Montgomery County Higher Education & Health Authority
5.00%, 09/01/2023	460,000	521,875
5.00%, 10/01/2023	50,000	55,021
5.00%, 09/01/2024	410,000	477,051

5.00%, 10/01/2028	1,000,000	1,154,540
5.00%, 09/01/2032	1,000,000	1,254,630
5.00%, 09/01/2033	305,000	381,747
5.00%, 10/01/2036	1,320,000	1,487,891
5.00%, 10/01/2040	1,595,000	1,777,133
Montgomery County Industrial Development Authority/PA
5.25%, 01/15/2036	2,500,000	2,816,125
5.25%, 01/01/2040	1,510,000	1,558,033
5.38%, 01/01/2050	500,000	517,610
North Allegheny School District
4.00%, 05/01/2035	1,000,000	1,152,600
4.00%, 05/01/2036	705,000	810,214
Northampton County General Purpose Authority
5.00%, 08/15/2036	455,000	532,678
2.50% (1 Month LIBOR USD + 1.04%), 08/15/2048(2)	1,625,000	1,627,958
4.00%, 08/15/2048	470,000	503,727
Pennsylvania Economic Development Financing Authority
2.15%, 11/01/2021(1)	2,405,000	2,429,579
1.70%, 08/01/2037(1)	1,000,000	1,000,760
1.75%, 08/01/2038(1)	10,000,000	9,944,000
3.25%, 08/01/2039(3)	625,000	624,075
Pennsylvania Higher Educational Facilities Authority
5.00%, 06/15/2022	2,000,000	2,188,040
5.00%, 06/15/2024	3,005,000	3,486,732
5.00%, 06/15/2025	1,855,000	2,202,831
5.00%, 08/15/2029	1,600,000	1,990,304
Pennsylvania State University
5.00%, 09/01/2020	2,440,000	2,523,082
5.00%, 09/01/2021	1,400,000	1,499,792
5.00%, 09/01/2022	2,295,000	2,541,162
Pennsylvania Turnpike Commission
5.00%, 06/01/2028	2,000,000	2,387,340
5.00%, 06/01/2032	2,000,000	2,407,760
5.00%, 06/01/2033	3,155,000	3,789,912
5.00%, 12/01/2034	1,000,000	1,224,330

Philadelphia Authority for Industrial Development
5.00%, 07/01/2031	205,000	234,059
5.00%, 07/01/2032	600,000	682,824
5.00%, 07/01/2037	150,000	168,390
Philadelphia Gas Works Co.
5.00%, 08/01/2022	750,000	824,220
Pittsburgh Housing Authority
1.40%, 10/01/2021(1)	1,500,000	1,500,000
Pittsburgh Water & Sewer Authority
5.00%, 09/01/2038	1,000,000	1,247,740
Reading School District
5.00%, 02/01/2020	1,000,000	1,011,300
5.00%, 02/01/2020	1,000,000	1,011,300
5.00%, 02/01/2021	1,000,000	1,045,240
5.00%, 02/01/2022	1,920,000	2,068,320
5.00%, 03/01/2035	1,100,000	1,313,246
5.00%, 03/01/2036	1,250,000	1,488,875
Redevelopment Authority of the City of Philadelphia
5.00%, 04/15/2023	1,335,000	1,460,183
School District of Philadelphia
5.25%, 09/01/2023	1,750,000	1,810,585
5.00%, 09/01/2026	1,580,000	1,904,579
5.00%, 09/01/2030	15,000	18,546
5.00%, 09/01/2030	3,985,000	4,735,615
5.00%, 09/01/2031	1,000,000	1,184,240
5.00%, 09/01/2031	1,200,000	1,475,976
5.00%, 09/01/2032	1,200,000	1,472,112
Scranton School District/PA
5.00%, 06/01/2033	530,000	646,998
5.00%, 06/01/2035	515,000	625,189
Southeastern Pennsylvania Transportation Authority
5.00%, 03/01/2026	875,000	1,062,591
St Mary Hospital Authority
5.00%, 11/15/2022	1,900,000	2,104,820

State Public School Building Authority
4.00%, 12/01/2020	1,590,000	1,638,098
5.00%, 12/01/2022	7,370,000	8,141,639
5.00%, 04/01/2023	2,500,000	2,704,925
5.00%, 06/15/2025	3,000,000	3,521,370
5.00%, 06/01/2026	180,000	211,108
5.00%, 06/01/2029	500,000	635,380
5.25%, 09/15/2030	1,000,000	1,232,470
5.00%, 12/01/2032	3,060,000	3,628,364
Susquehanna Area Regional Airport Authority
5.00%, 01/01/2035	1,000,000	1,164,170
5.00%, 01/01/2038	2,125,000	2,452,951
Upper Merion Area School District/PA
5.00%, 01/15/2030	600,000	726,204
York County School of Technology Authority
5.00%, 02/15/2023	1,200,000	1,337,256
5.00%, 02/15/2028	400,000	462,164

		262,504,462

Puerto Rico – 0.76%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
4.00%, 07/01/2022	10,000	10,350
5.00%, 07/01/2022	300,000	314,250
6.13%, 07/01/2024	280,000	301,700
5.00%, 07/01/2030	260,000	272,025
5.00%, 07/01/2033	1,520,000	1,582,700
5.13%, 07/01/2037	1,770,000	1,847,437
5.25%, 07/01/2042	990,000	1,035,787
6.00%, 07/01/2044	2,000,000	2,022,500
5.13%, 07/01/2047	1,000,000	1,030,470
Puerto Rico Electric Power Authority
3.70%, 07/01/2017(4)	20,000	14,875
5.25%, 07/01/2023(4)	3,495,000	2,796,000
5.00%, 07/01/2024(4)	340,000	271,150
5.25%, 07/01/2024(4)	25,000	20,000
5.00%, 07/01/2026(4)	30,000	23,925
5.25%, 07/01/2026(4)	555,000	444,000

5.00%, 07/01/2027(4)	25,000	19,937
5.00%, 07/01/2027(4)	15,000	11,962
5.25%, 07/01/2027(4)	650,000	520,000
5.25%, 07/01/2027(4)	30,000	24,000
5.00%, 07/01/2028(4)	30,000	23,925
5.00%, 07/01/2028(4)	50,000	39,875
5.25%, 07/01/2028(4)	60,000	48,000
7.25%, 07/01/2030(4)	265,000	219,619
5.00%, 07/01/2032(4)	50,000	39,875
5.25%, 07/01/2033(4)	95,000	76,000
5.75%, 07/01/2036(4)	1,300,000	1,043,250
6.75%, 07/01/2036(4)	1,560,000	1,279,200
5.00%, 07/01/2037(4)	1,565,000	1,248,088
5.25%, 07/01/2040(4)	70,000	56,000
5.05%, 07/01/2042(4)	120,000	95,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.00%, 07/01/2024	10,724,000	9,358,084
0.00%, 07/01/2024	2,400,000	2,094,312
0.00%, 07/01/2027	407,000	323,891
0.00%, 07/01/2027	2,061,000	1,640,144
0.00%, 07/01/2029	1,569,000	1,164,465
0.00%, 07/01/2031	3,300,000	2,270,466
0.00%, 07/01/2033	923,000	581,047
4.50%, 07/01/2034	2,582,000	2,758,196
5.00%, 07/01/2058	4,600,000	4,849,412

		41,772,617

Rhode Island – 0.20%
Providence Redevelopment Agency
5.00%, 04/01/2028	1,200,000	1,357,968
Rhode Island Commerce Corp.
5.00%, 06/15/2020	3,000,000	3,075,840
Rhode Island Health & Educational Building Corp.
5.00%, 09/01/2031	710,000	814,725
5.00%, 09/01/2036	100,000	113,469
5.00%, 05/15/2039	700,000	804,944

Rhode Island Housing & Mortgage Finance Corp./RI
4.00%, 10/01/2049	610,000	667,700
Rhode Island Student Loan Authority
5.00%, 12/01/2024	600,000	690,264
5.00%, 12/01/2025	750,000	880,417
5.00%, 12/01/2026	1,000,000	1,196,080
5.00%, 12/01/2027	800,000	972,032
3.50%, 12/01/2034	635,000	668,941

		11,242,380

South Carolina – 1.33%
Aiken County Consolidated School District/SC
4.00%, 04/01/2034	2,415,000	2,826,492
Connector 2000 Association, Inc.
0.00%, 07/22/2051	20,000,000	1,943,200
Lancaster County School District/SC
5.00%, 03/01/2023	445,000	500,029
Lexington County Health Services District, Inc.
5.00%, 11/01/2022	250,000	276,787
5.00%, 11/01/2023	300,000	342,126
5.00%, 11/01/2024	780,000	912,896
Patriots Energy Group Financing Agency
4.00%, 10/01/2048(1)	22,395,000	24,385,692
Scago Educational Facilities Corp. for Sumter County School 17
4.00%, 12/01/2019	630,000	632,167
4.00%, 12/01/2021	1,895,000	1,981,886
Scago Educational Facilities Corp. for Union School District
5.00%, 12/01/2023	1,060,000	1,200,270
South Carolina Jobs-Economic Development Authority
5.00%, 11/01/2028	700,000	778,176
6.00%, 02/01/2035(3)	525,000	561,729
5.00%, 05/01/2037	500,000	541,260
5.00%, 05/01/2042	500,000	537,370
5.00%, 05/01/2043	4,675,000	5,507,898
6.25%, 02/01/2045(3)	995,000	1,063,854
5.00%, 04/01/2047	2,000,000	2,174,540

5.00%, 04/01/2052	1,750,000	1,898,137
South Carolina Ports Authority
5.00%, 07/01/2026	1,940,000	2,338,146
5.00%, 07/01/2027	3,120,000	3,833,606
5.00%, 07/01/2028	1,100,000	1,375,099
South Carolina Public Service Authority
5.00%, 12/01/2022	1,185,000	1,313,336
5.00%, 12/01/2032	1,500,000	1,785,120
5.00%, 12/01/2035	1,500,000	1,788,510
5.00%, 12/01/2041	3,000,000	3,531,630
5.75%, 12/01/2043	2,000,000	2,355,100
5.00%, 12/01/2049	1,900,000	2,122,186
5.00%, 12/01/2050	2,665,000	3,027,094
South Carolina State Housing Finance & Development Authority
4.00%, 01/01/2050	920,000	1,014,521
South Carolina Transportation Infrastructure Bank
5.00%, 10/01/2025	305,000	368,446

		72,917,303

South Dakota – 0.09%
City of Sioux Falls SD
5.00%, 11/01/2042	750,000	792,983
South Dakota Health & Educational Facilities Authority
5.00%, 11/01/2029	800,000	947,336
5.00%, 11/01/2030	1,000,000	1,179,560
5.00%, 11/01/2042	145,000	156,523
5.00%, 11/01/2045	1,500,000	1,711,755

		4,788,157

Tennessee – 1.68%
Blount County Health & Educational Facilities Board
5.00%, 01/01/2037	1,240,000	1,321,890
Chattanooga Health Educational & Housing Facility Board
3.00%, 10/01/2019	600,000	600,000
5.00%, 10/01/2021	1,000,000	1,063,560
5.00%, 10/01/2022	325,000	355,407
5.00%, 10/01/2030	500,000	572,280

5.00%, 10/01/2032	1,215,000	1,374,529
5.00%, 10/01/2035	2,260,000	2,528,963
Greeneville Health & Educational Facilities Board
5.00%, 07/01/2025	1,850,000	2,073,554
5.00%, 07/01/2035	1,275,000	1,535,227
Johnson City Health & Educational Facilities Board
5.00%, 08/15/2042	2,000,000	2,150,780
Knox County Health Educational & Housing Facility Board
5.00%, 04/01/2023	1,825,000	2,010,548
5.00%, 04/01/2024	1,000,000	1,127,130
5.00%, 04/01/2027	1,740,000	2,084,468
Memphis-Shelby County Industrial Development Board
4.75%, 07/01/2027	200,000	219,100
5.50%, 07/01/2037	600,000	667,008
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
1.88%, 07/01/2021(1)	2,400,000	2,402,376
Nashville Metropolitan Development & Housing Agency
4.50%, 06/01/2028(3)	1,050,000	1,139,659
5.13%, 06/01/2036(3)	3,290,000	3,637,227
Shelby County Health Educational & Housing Facilities Board
5.00%, 09/01/2037(3)	1,590,000	1,635,776
Tennergy Corp.
5.00%, 02/01/2050(1)	11,590,000	13,337,192
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027	2,725,000	3,238,608
4.00%, 05/01/2048(1)	8,885,000	9,500,819
4.00%, 11/01/2049(1)	7,070,000	7,822,602
Tennessee State School Bond Authority
5.00%, 11/01/2040	25,000,000	29,483,000

		91,881,703

Texas – 13.01%
Alamito Public Facility Corp.
2.25%, 06/01/2021(1)	3,000,000	3,012,510
2.50%, 11/01/2021(1)	15,000,000	15,184,350
1.95%, 04/01/2036(1)	7,000,000	7,010,570

Alamo Community College District
4.00%, 02/15/2021	715,000	741,805
3.00%, 08/15/2021	7,695,000	7,945,857
4.00%, 02/15/2022	665,000	706,935
4.00%, 02/15/2023	1,000,000	1,088,190
3.00%, 11/01/2046(1)	2,100,000	2,102,142
Austin Community College District Public Facility Corp.
5.00%, 08/01/2024	430,000	500,933
5.00%, 08/01/2028	310,000	388,377
5.00%, 08/01/2031	565,000	699,939
5.00%, 08/01/2031	300,000	371,649
Austin Convention Enterprises, Inc.
5.00%, 01/01/2023	250,000	272,522
5.00%, 01/01/2025	150,000	169,780
5.00%, 01/01/2028	400,000	474,636
5.00%, 01/01/2029	425,000	501,011
5.00%, 01/01/2030	720,000	831,377
5.00%, 01/01/2032	1,700,000	1,992,774
5.00%, 01/01/2034	730,000	834,200
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2023	1,425,000	1,605,818
5.00%, 10/01/2025	1,780,000	2,108,588
5.00%, 10/01/2026	1,400,000	1,695,806
5.00%, 10/01/2028	1,925,000	2,370,214
5.00%, 10/01/2030	2,175,000	2,653,630
5.00%, 10/01/2033	2,000,000	2,417,060
5.00%, 10/01/2034	2,000,000	2,410,140
5.00%, 10/01/2036	1,000,000	1,199,180
Baytown Area Water Authority
5.00%, 05/01/2023	1,000,000	1,125,740
5.00%, 05/01/2024	1,000,000	1,156,830
5.00%, 05/01/2025	1,000,000	1,185,520
Board of Managers Joint Guadalupe County-City of Seguin Hospital
5.25%, 12/01/2035	525,000	588,672
5.00%, 12/01/2045	290,000	311,663

Central Texas Regional Mobility Authority
4.00%, 01/01/2022	5,000,000	5,191,900
5.00%, 01/01/2022	500,000	535,890
5.00%, 01/01/2024	175,000	197,524
5.00%, 01/01/2025	225,000	260,453
5.00%, 01/01/2028	300,000	354,918
5.75%, 01/01/2031	2,210,000	2,328,964
5.00%, 01/01/2034	1,475,000	1,701,191
5.00%, 01/01/2040	2,250,000	2,590,965
6.00%, 01/01/2041	2,925,000	3,091,081
5.00%, 01/01/2042	1,335,000	1,448,689
5.00%, 01/01/2046	1,600,000	1,825,296
Central Texas Turnpike System
5.00%, 08/15/2037	2,500,000	2,816,700
5.00%, 08/15/2042	1,400,000	1,567,160
City of Arlington TX
5.00%, 02/15/2045	530,000	550,691
City of Austin TX
5.00%, 09/01/2033	2,920,000	3,457,484
City of Austin TX Airport System Revenue
5.00%, 11/15/2026	1,140,000	1,390,253
5.00%, 11/15/2044	255,000	288,007
City of Dallas TX
5.00%, 02/15/2023	1,000,000	1,086,560
5.00%, 02/15/2024	1,055,000	1,213,640
City of Dallas TX Waterworks & Sewer System Revenue
5.00%, 10/01/2027	530,000	640,659
5.00%, 10/01/2031	800,000	976,688
City of El Paso TX
5.00%, 08/15/2025	2,245,000	2,680,238
City of Fort Worth TX
5.00%, 03/01/2023	1,000,000	1,122,590
City of Garland TX Water & Sewer System Revenue
5.00%, 03/01/2028	700,000	868,238

City of Houston TX
5.00%, 03/01/2023	1,975,000	2,210,776
5.00%, 03/01/2025	750,000	886,095
5.00%, 03/01/2029	1,000,000	1,234,890
City of Houston TX Airport System Revenue
4.75%, 07/01/2024	2,000,000	2,174,200
5.00%, 07/01/2027	3,000,000	3,757,530
5.00%, 07/01/2029	1,000,000	1,248,590
5.00%, 07/01/2031	1,750,000	2,161,250
5.00%, 07/01/2032	1,750,000	2,152,168
City of Houston TX Combined Utility System Revenue
5.00%, 11/15/2022	200,000	222,468
5.00%, 11/15/2023	225,000	257,951
5.00%, 05/15/2028	410,000	475,973
5.00%, 11/15/2030	2,005,000	2,570,510
5.00%, 11/15/2033	6,220,000	6,702,174
5.00%, 11/15/2033	1,325,000	1,427,714
5.00%, 11/15/2033	400,000	485,956
City of Houston TX Hotel Occupancy Tax & Special Revenue
5.00%, 09/01/2036	2,100,000	2,584,974
City of San Antonio TX
5.00%, 08/01/2036	5,000,000	6,288,100
City of San Antonio TX Electric & Gas Systems Revenue
5.00%, 02/01/2023	4,000,000	4,481,520
5.00%, 02/01/2030	1,000,000	1,252,170
2.00%, 02/01/2033(1)	1,115,000	1,122,192
3.00%, 12/01/2045(1)	5,150,000	5,241,722
City of Waco TX
5.00%, 02/01/2025	1,710,000	1,968,791
Clifton Higher Education Finance Corp.
6.13%, 08/15/2048	2,250,000	2,519,010
Coppell Independent School District
4.00%, 08/15/2021	3,250,000	3,415,847
5.00%, 08/15/2033	2,955,000	3,736,745
4.00%, 08/15/2034	2,310,000	2,674,541
4.00%, 08/15/2036	2,580,000	2,970,535

County of Bexar TX
4.00%, 06/15/2032	2,000,000	2,234,320
County of Comal TX
4.00%, 02/01/2023	1,000,000	1,083,120
County of Dallas TX
5.00%, 08/15/2024	1,400,000	1,641,346
County of El Paso TX
5.00%, 02/15/2029	1,500,000	1,862,865
5.00%, 02/15/2031	1,280,000	1,533,978
County of Travis TX
5.00%, 03/01/2038	12,555,000	15,810,637
County of Williamson TX
5.00%, 02/15/2021	1,000,000	1,051,030
Cypress-Fairbanks Independent School District
5.00%, 02/15/2027	470,000	571,050
1.25%, 02/15/2036(1)	1,190,000	1,182,324
1.25%, 02/15/2036(1)	390,000	387,485
1.40%, 02/15/2040(1)	1,000,000	998,960
2.13%, 02/15/2040(1)	10,000,000	10,114,900
1.40%, 02/15/2044(1)	1,000,000	998,960
5.00%, 02/15/2044	585,000	665,473
Dallas County Community College District
5.00%, 02/15/2022	7,665,000	8,320,971
Dallas County Utility & Reclamation District
5.00%, 02/15/2024	1,125,000	1,290,049
Dallas Independent School District
5.00%, 02/15/2023	3,855,000	4,328,394
5.00%, 02/15/2036(1)	85,000	92,355
5.00%, 02/15/2036(1)	1,045,000	1,134,149
5.00%, 02/15/2036(1)	4,355,000	4,705,403
Dallas Love Field
5.00%, 11/01/2035	1,000,000	1,183,260
Dallas Performing Arts Cultural Facilities Corp.
1.65%, 09/01/2041(1)	1,575,000	1,575,000

Dallas/Fort Worth International Airport
5.00%, 11/01/2032	7,200,000	7,474,536
5.00%, 11/01/2037	10,100,000	10,708,323
5.00%, 11/01/2038	3,110,000	3,294,703
5.00%, 11/01/2044	300,000	327,774
Denton Independent School District
0.00%, 08/15/2025	500,000	454,210
2.00%, 08/01/2044(1)	5,275,000	5,384,720
El Paso County Hospital District
5.00%, 08/15/2027	1,260,000	1,379,524
Fort Bend Independent School District
1.35%, 08/01/2042(1)	490,000	489,314
1.50%, 08/01/2042(1)	960,000	959,990
Fort Worth Independent School District
5.00%, 02/15/2022	450,000	488,732
5.00%, 02/15/2026	1,365,000	1,665,054
Grand Parkway Transportation Corp.
5.00%, 02/01/2023	1,580,000	1,756,533
5.00%, 10/01/2031	2,630,000	3,305,568
5.00%, 10/01/2033	1,205,000	1,503,466
5.00%, 10/01/2034	1,500,000	1,864,545
5.00%, 10/01/2052(1)	9,610,000	10,869,102
Gregg County Health Facilities Development Corp.
4.50%, 07/01/2032	635,000	688,219
5.00%, 07/01/2032	2,595,000	2,847,338
5.00%, 07/01/2042	25,000	27,431
Gulf Coast Authority
2.15%, 05/01/2028(1)	4,000,000	4,009,640
Harlandale Independent School District
5.00%, 08/01/2030	1,305,000	1,591,956
Harris County Cultural Education Facilities Finance Corp.
5.00%, 01/01/2043	180,000	189,340
Hays Consolidated Independent School District
2.70%, 08/15/2042(1)	2,900,000	2,986,594
Houston Independent School District
3.00%, 02/15/2022	7,085,000	7,372,013

5.00%, 02/15/2030	1,000,000	1,211,280
2.40%, 06/01/2030(1)	7,000,000	7,103,110
2.25%, 06/01/2039(1)	5,000,000	5,118,700
Love Field Airport Modernization Corp.
5.00%, 11/01/2028	1,250,000	1,363,163
5.25%, 11/01/2040	3,015,000	3,122,123
Lower Colorado River Authority
5.00%, 05/15/2020	1,070,000	1,094,268
5.00%, 05/15/2021	800,000	847,400
5.00%, 05/15/2022	1,025,000	1,120,971
5.00%, 05/15/2036	1,425,000	1,790,270
5.00%, 05/15/2037	1,500,000	1,818,195
Midlothian Independent School District
2.00%, 08/01/2051(1)	1,065,000	1,087,152
2.50%, 08/01/2052(1)	8,280,000	8,346,654
Mission Economic Development Corp.
1.30%, 01/01/2020(1)	13,180,000	13,180,000
2.50%, 08/01/2020	3,000,000	3,003,210
1.55%, 01/01/2026(1)	6,000,000	5,999,100
4.63%, 10/01/2031(3)	4,055,000	4,403,852
Montgomery County Toll Road Authority
5.00%, 09/15/2032	50,000	56,998
5.00%, 09/15/2033	55,000	62,538
5.00%, 09/15/2034	55,000	62,402
5.00%, 09/15/2035	55,000	62,246
5.00%, 09/15/2036	75,000	84,727
5.00%, 09/15/2038	125,000	140,451
5.00%, 09/15/2043	380,000	422,199
5.00%, 09/15/2048	1,070,000	1,185,817
Nacogdoches Independent School District
5.00%, 02/15/2049	5,220,000	6,297,460
New Hope Cultural Education Facilities Finance Corp.
5.00%, 08/15/2024	730,000	852,093
5.00%, 08/15/2026	200,000	245,484
5.00%, 08/15/2027	375,000	469,969

5.00%, 08/15/2030	3,500,000	4,315,500
5.00%, 04/01/2031	335,000	354,001
5.00%, 10/01/2031	160,000	179,290
5.00%, 11/01/2031	1,000,000	1,132,630
5.00%, 10/01/2034	185,000	205,685
5.00%, 07/01/2035	2,100,000	1,964,802
5.00%, 04/01/2036	355,000	370,592
5.00%, 10/01/2039	250,000	275,070
5.00%, 11/01/2040	1,100,000	1,226,247
5.00%, 07/01/2047	1,075,000	1,004,942
5.00%, 04/01/2048	1,250,000	1,284,163
5.25%, 10/01/2049	575,000	636,721
5.50%, 11/15/2052	250,000	264,760
5.00%, 07/01/2058	275,000	313,698
Newark Higher Education Finance Corp.
5.00%, 04/01/2029	505,000	592,562
North East Independent School District/TX
1.42%, 08/01/2040(1)	460,000	459,333
North Texas Municipal Water District
5.00%, 06/01/2027	1,025,000	1,291,664
5.00%, 06/01/2028	1,050,000	1,316,616
5.00%, 06/01/2029	600,000	750,156
North Texas Tollway Authority
5.00%, 01/01/2023	235,000	262,286
5.00%, 01/01/2030	6,250,000	7,121,750
5.00%, 01/01/2030	75,000	89,510
5.00%, 01/01/2031	1,900,000	2,159,825
5.00%, 01/01/2031	500,000	597,975
5.00%, 01/01/2031	105,000	124,888
5.00%, 01/01/2031	1,100,000	1,369,379
5.00%, 01/01/2032	1,100,000	1,363,252
5.00%, 01/01/2033	3,150,000	3,658,158
5.00%, 01/01/2033	500,000	604,960
5.00%, 01/01/2033	1,250,000	1,542,663
5.00%, 01/01/2034	1,400,000	1,723,960

5.00%, 01/01/2035	1,500,000	1,840,515
5.00%, 01/01/2036	550,000	648,654
5.00%, 01/01/2039	170,000	198,671
5.00%, 01/01/2040	2,000,000	2,215,980
5.00%, 01/01/2043	3,600,000	4,339,548
Northside Independent School District
2.75%, 08/01/2048(1)	4,325,000	4,518,760
1.60%, 08/01/2049(1)	14,745,000	14,757,681
Old Spanish Trail-Alemda Corridors Redevelopment Authority
4.00%, 09/01/2033	1,360,000	1,550,563
Pasadena Independent School District
1.50%, 02/15/2044(1)	4,295,000	4,288,600
Permanent University Fund - University of Texas System
5.00%, 07/01/2029	235,000	288,072
Pflugerville Independent School District
2.50%, 02/15/2039(1)	7,500,000	7,774,725
Plano Independent School District
5.00%, 02/15/2022	1,000,000	1,086,560
Port of Arthur Navigation District Industrial Development Corp.
1.83%, 05/01/2040(1)	9,000,000	9,000,000
Port of Port Arthur Navigation District
1.82%, 10/01/2024(1)	4,000,000	4,000,000
Prosper Independent School District
5.00%, 02/15/2040	1,000,000	1,250,410
5.00%, 02/15/2044	515,000	637,065
Rockwall Independent School District
0.00%, 02/15/2024	1,005,000	938,760
San Antonio Water System
5.00%, 05/15/2032	3,000,000	3,357,450
State of Texas
4.00%, 08/27/2020	55,000,000	56,316,700
4.00%, 08/01/2021	1,240,000	1,299,656
5.00%, 08/01/2025	2,035,000	2,296,640
5.00%, 08/01/2026	1,000,000	1,162,380
5.00%, 04/01/2027	5,000,000	6,114,500

1.85%, 08/01/2029(1)	955,000	957,273
2.25%, 08/01/2029(1)	4,295,000	4,324,292
5.00%, 10/01/2030	10,000,000	11,706,500
5.50%, 08/01/2032	1,000,000	1,231,550
4.00%, 10/01/2032	1,200,000	1,321,212
5.00%, 10/01/2036	800,000	984,312
5.00%, 04/01/2039	20,000,000	22,918,800
1.88% (SIFMA Municipal Swap Index Yield + 0.30%), 10/01/2041(2)	10,000,000	10,000,600
5.00%, 04/01/2042	2,755,000	2,972,204
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2022	300,000	326,583
5.00%, 07/01/2026	1,775,000	2,141,804
5.00%, 11/15/2035	1,015,000	1,067,313
5.00%, 11/15/2035	1,750,000	1,879,448
5.00%, 11/15/2040	1,800,000	1,912,842
5.00%, 11/15/2040	1,650,000	1,868,939
1.82%, 10/01/2041(1)	7,125,000	7,125,000
8.25%, 11/15/2044(4)	500,000	475,000
5.00%, 11/15/2045	1,175,000	1,215,596
5.00%, 11/15/2046	1,615,000	1,815,954
Texas A&M University
3.00%, 05/15/2028	2,300,000	2,486,231
Texas Department of Housing & Community Affairs
2.95%, 07/01/2036	1,680,000	1,737,775
4.00%, 03/01/2050	1,770,000	1,971,939
Texas Municipal Gas Acquisition & Supply Corp. I
5.25%, 12/15/2022	450,000	497,898
5.25%, 12/15/2025	3,000,000	3,585,540
6.25%, 12/15/2026	8,075,000	9,420,457
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029	5,000,000	5,466,650
5.00%, 12/15/2032	3,000,000	3,264,570
Texas Municipal Power Agency
5.00%, 09/01/2033	920,000	948,336
5.00%, 09/01/2034	945,000	973,841
5.00%, 09/01/2035	1,200,000	1,239,132

Texas Private Activity Bond Surface Transportation Corp.
5.00%, 12/31/2050	2,410,000	2,687,126
5.00%, 12/31/2055	2,755,000	3,063,505
5.00%, 06/30/2058	3,000,000	3,500,820
Texas Public Finance Authority
5.00%, 02/01/2028	2,300,000	2,923,507
4.00%, 02/01/2033	3,200,000	3,748,384
Texas State University System
5.00%, 03/15/2026	800,000	979,080
5.00%, 03/15/2029	610,000	756,309
5.00%, 03/15/2032	1,325,000	1,625,086
Texas Transportation Commission
0.00%, 08/01/2034	1,060,000	643,908
0.00%, 08/01/2037	725,000	367,858
0.00%, 08/01/2038	800,000	383,496
0.00%, 08/01/2039	710,000	322,198
0.00%, 08/01/2040	1,500,000	642,330
5.00%, 08/01/2057	2,930,000	3,436,333
Texas Transportation Commission State Highway Fund
5.00%, 10/01/2023	5,020,000	5,742,679
Texas Water Development Board
5.00%, 04/15/2030	7,000,000	9,002,630
5.00%, 10/15/2031	2,000,000	2,504,480
4.00%, 10/15/2032	2,000,000	2,341,360
Travis County Health Facilities Development Corp.
7.00%, 11/01/2030	105,000	107,924
University of Houston
5.00%, 02/15/2030	860,000	1,035,328
University of Texas Revenues
4.00%, 08/15/2036	10,785,000	11,839,342
University of Texas System
5.00%, 08/15/2021	505,000	539,295
Uptown Development Authority
5.00%, 09/01/2033	715,000	823,630

Viridian Municipal Management District
4.00%, 12/01/2029	520,000	573,326
4.00%, 12/01/2031	560,000	613,732
4.00%, 12/01/2032	580,000	633,517
4.00%, 12/01/2033	605,000	659,565

		712,798,342

Utah – 0.21%
Salt Lake City Corp. Airport Revenue
5.00%, 07/01/2025	1,000,000	1,181,040
5.00%, 07/01/2026	1,700,000	2,053,702
5.00%, 07/01/2026	3,000,000	3,624,180
5.25%, 07/01/2048	3,000,000	3,650,460
Utah Charter School Finance Authority
4.50%, 06/15/2027(3)	1,000,000	1,050,410

		11,559,792

Vermont – 0.08%
Vermont Educational & Health Buildings Financing Agency
5.00%, 10/15/2027	1,000,000	1,179,180
5.00%, 10/15/2029	890,000	1,046,106
Vermont Student Assistance Corp.
5.00%, 06/15/2025	800,000	929,600
5.00%, 06/15/2026	500,000	592,630
5.00%, 06/15/2027	700,000	826,343

		4,573,859

Virgin Islands – 0.06%
Virgin Islands Public Finance Authority
5.00%, 10/01/2032	3,000,000	3,264,240

Virginia – 1.76%
Chesapeake Bay Bridge & Tunnel District
5.00%, 11/01/2023	7,700,000	8,728,874
5.00%, 07/01/2046	3,000,000	3,449,640
5.00%, 07/01/2051	1,095,000	1,256,348
City of Norfolk VA Water Revenue
5.00%, 11/01/2022	1,645,000	1,830,753

County of Botetourt VA
4.75%, 07/01/2023	80,000	83,461
6.00%, 07/01/2034	1,500,000	1,686,345
County of Loudoun VA
5.00%, 12/01/2023	825,000	952,875
Fairfax County Industrial Development Authority
5.00%, 05/15/2035	1,175,000	1,274,241
5.00%, 05/15/2044	975,000	1,097,850
Franklin County Industrial Development Authority/VA
3.00%, 10/15/2023	2,000,000	2,030,040
Fredericksburg Economic Development Authority
5.00%, 06/15/2031	500,000	573,805
Hanover County Economic Development Authority
5.00%, 07/01/2042	1,000,000	1,037,850
5.00%, 07/01/2047	2,000,000	2,072,500
Henrico County Economic Development Authority
5.00%, 12/01/2047	1,250,000	1,391,475
Newport News Economic Development Authority
5.00%, 12/01/2038	1,000,000	1,083,630
Norfolk Redevelopment & Housing Authority
4.00%, 01/01/2025	3,070,000	3,070,982
5.00%, 01/01/2046	240,000	255,687
5.00%, 01/01/2049	500,000	543,460
Stafford County Economic Development Authority
5.00%, 06/15/2030	150,000	179,766
5.00%, 06/15/2033	150,000	177,785
5.00%, 06/15/2034	500,000	590,610
4.00%, 06/15/2037	50,000	53,736
Tobacco Settlement Financing Corp./VA
0.00%, 06/01/2047	3,000,000	347,130
Virginia College Building Authority
5.00%, 02/01/2023	700,000	784,511
5.00%, 09/01/2023	1,000,000	1,141,480
5.00%, 02/01/2024	2,475,000	2,859,788
5.00%, 02/01/2026	1,000,000	1,221,310

5.00%, 02/01/2030	1,500,000	1,910,280
5.00%, 07/01/2030(3)	500,000	551,575
5.25%, 07/01/2035(3)	1,000,000	1,101,270
5.00%, 07/01/2045(3)	500,000	535,755
5.00%, 07/01/2045(3)	1,000,000	1,071,510
Virginia Commonwealth Transportation Board
5.00%, 09/15/2022	1,000,000	1,090,810
5.00%, 09/15/2023	2,500,000	2,859,175
5.00%, 05/15/2026	3,000,000	3,691,620
Virginia Port Authority
5.00%, 07/01/2023	1,000,000	1,123,550
Virginia Public Building Authority
5.00%, 08/01/2022	1,490,000	1,644,006
5.00%, 08/01/2022	1,050,000	1,158,528
Virginia Public School Authority
5.00%, 08/01/2022	2,505,000	2,772,033
5.00%, 08/01/2022	3,275,000	3,615,436
Virginia Small Business Financing Authority
5.00%, 07/01/2034	1,000,000	1,070,830
5.00%, 01/01/2040	3,540,000	3,772,932
5.00%, 01/01/2040	4,135,000	4,407,083
5.50%, 01/01/2042	6,590,000	7,171,963
5.00%, 01/01/2044	1,000,000	1,063,530
5.00%, 01/01/2048(1)(3)	500,000	533,340
5.00%, 07/01/2049	1,490,000	1,583,974
5.00%, 12/31/2049	500,000	575,320
5.00%, 12/31/2052	880,000	1,010,610
5.00%, 12/31/2056	4,455,000	5,099,594
Wise County Industrial Development Authority
1.88%, 11/01/2040(1)	6,700,000	6,714,740
York County Economic Development Authority
1.90%, 05/01/2033(1)	600,000	606,456

		96,511,852

Washington – 2.48%
Adams County Public Hospital District No 2
5.13%, 12/01/2044	1,000,000	1,099,440

Auburn School District No 408 of King & Pierce Counties
5.00%, 12/01/2033	2,000,000	2,489,820
Central Puget Sound Regional Transit Authority
5.00%, 11/01/2035	960,000	1,145,242
City of Kent WA
5.00%, 12/01/2027	695,000	854,266
City of Seattle WA Municipal Light & Power Revenue
4.00%, 01/01/2032	3,385,000	3,912,146
2.07% (SIFMA Municipal Swap Index Yield + 0.49%), 11/01/2046(2)	5,000,000	5,025,950
City of Tacoma WA Electric System Revenue
5.00%, 01/01/2039	675,000	810,236
City of Tacoma WA Solid Waste Utility Revenue
5.00%, 12/01/2031	460,000	551,305
Clark County Public Utility District No 1
5.00%, 01/01/2022	425,000	459,820
5.00%, 01/01/2023	750,000	838,102
East Pierce Fire & Rescue
5.00%, 12/01/2029	635,000	816,781
5.00%, 12/01/2031	925,000	1,172,854
Energy Northwest
4.00%, 07/01/2044	8,000,000	8,367,840
King County Public Hospital District No 1
5.00%, 12/01/2032	4,500,000	5,385,285
King County School District No 414 Lake Washington
5.00%, 12/01/2035	1,600,000	2,002,544
5.00%, 12/01/2036	3,205,000	4,000,385
5.00%, 12/01/2037	1,425,000	1,772,344
5.00%, 12/01/2038	865,000	1,073,430
Pierce County School District No 10 Tacoma
5.00%, 12/01/2034	2,800,000	3,253,852
Port of Seattle WA
5.00%, 04/01/2029	5,050,000	6,410,318
5.00%, 04/01/2034	1,000,000	1,143,050
5.00%, 01/01/2037	3,500,000	4,261,320

Skagit County Public Hospital District No 1
5.00%, 12/01/2020	1,750,000	1,813,630
Snohomish County Housing Authority
5.00%, 04/01/2031	1,135,000	1,410,805
State of Washington
5.00%, 09/01/2021	2,670,000	2,854,524
5.00%, 08/01/2027	550,000	661,001
5.00%, 08/01/2027	235,000	289,496
5.00%, 08/01/2028	235,000	289,621
5.00%, 08/01/2030	235,000	287,400
5.00%, 07/01/2031	5,000,000	5,860,150
5.00%, 07/01/2032	1,235,000	1,581,899
5.00%, 08/01/2032	1,505,000	1,908,852
5.00%, 08/01/2033	4,335,000	5,481,651
5.00%, 06/01/2034	660,000	829,528
5.00%, 02/01/2036	1,800,000	2,191,104
5.00%, 07/01/2036	1,505,000	1,897,760
Thurston & Pierce Counties Community Schools
5.00%, 12/01/2029	675,000	871,553
5.00%, 12/01/2031	1,100,000	1,402,214
Tobacco Settlement Authority
5.00%, 06/01/2023	500,000	560,060
5.00%, 06/01/2024	1,000,000	1,120,120
Washington Health Care Facilities Authority
5.00%, 08/15/2022	1,200,000	1,324,272
5.00%, 08/15/2023	650,000	739,369
5.00%, 10/01/2024	465,000	513,816
5.00%, 07/01/2025	360,000	427,126
5.00%, 07/01/2029	115,000	143,371
5.00%, 07/01/2030	410,000	508,285
5.00%, 08/15/2030	1,000,000	1,176,020
5.00%, 08/15/2031	845,000	989,884
5.00%, 08/15/2032	385,000	449,642
5.00%, 07/01/2034	105,000	127,679
5.00%, 10/01/2038	11,320,000	12,958,230

2.63% (SIFMA Municipal Swap Index Yield + 1.05%), 01/01/2042(2)	5,000,000	5,068,300
5.00%, 07/01/2042	2,060,000	2,439,102
Washington Higher Education Facilities Authority
5.00%, 10/01/2029	1,855,000	2,175,136
5.00%, 10/01/2033	735,000	850,344
Washington State Housing Finance Commission
5.00%, 01/01/2024(3)	180,000	195,145
5.00%, 01/01/2025(3)	375,000	412,868
2.38%, 01/01/2026	600,000	600,450
5.00%, 01/01/2026(3)	300,000	335,205
4.00%, 07/01/2026(3)	1,155,000	1,214,101
5.00%, 07/01/2031(3)	1,000,000	1,105,200
2.13% (SIFMA Municipal Swap Index Yield + 0.55%), 12/01/2048(2)	10,000,000	10,000,000
5.00%, 07/01/2053(3)	400,000	425,004
5.00%, 01/01/2055(3)	775,000	839,604
Washington State University
5.00%, 04/01/2029	1,285,000	1,465,555
Yakima County School District No 208 West Valley
5.00%, 12/01/2030	1,000,000	1,284,060

		135,925,466

West Virginia – 0.22%
Monongalia County Commission Special District
5.50%, 06/01/2037(3)	200,000	220,314
5.75%, 06/01/2043(3)	200,000	220,812
Ohio County Board of Education
3.00%, 06/01/2028	2,150,000	2,328,686
State of West Virginia
5.00%, 12/01/2036	2,910,000	3,634,823
West Virginia Economic Development Authority
5.38%, 12/01/2038	885,000	920,294
1.70%, 01/01/2041(1)	1,515,000	1,514,167
West Virginia Hospital Finance Authority
5.00%, 01/01/2031	620,000	764,975
West Virginia State School Building Authority Lottery Revenue
5.00%, 07/01/2022	695,000	763,770

5.00%, 07/01/2024	500,000	582,875
5.00%, 07/01/2032	940,000	1,131,027

		12,081,743

Wisconsin – 1.96%
Milwaukee Redevelopment Authority
5.00%, 11/15/2031	570,000	684,564
5.00%, 11/15/2032	500,000	597,845
Public Finance Authority
5.00%, 05/15/2021(3)	185,000	193,584
1.53%, 10/01/2025(1)	5,000,000	4,999,200
5.00%, 12/01/2025	1,000,000	1,153,070
4.13%, 05/01/2026(3)	775,000	792,701
1.53%, 09/01/2027(1)	2,000,000	1,999,680
5.00%, 05/15/2028(3)	200,000	229,306
5.00%, 06/15/2034	500,000	595,300
5.00%, 07/01/2035	5,000,000	6,086,550
4.00%, 08/01/2035	5,250,000	5,463,150
5.25%, 05/15/2037(3)	500,000	566,220
5.20%, 06/01/2037	500,000	523,545
5.00%, 06/15/2037(3)	1,130,000	1,166,194
5.00%, 07/01/2037	825,000	901,568
5.00%, 06/15/2039(3)	410,000	437,974
5.00%, 06/15/2039	500,000	585,530
5.00%, 01/01/2042	600,000	661,068
5.25%, 05/15/2042(3)	60,000	67,348
5.00%, 10/01/2043(3)	170,000	188,810
5.25%, 10/01/2043	2,105,000	2,443,126
5.00%, 10/01/2044	2,015,000	2,429,667
5.25%, 05/15/2047(3)	60,000	67,117
5.30%, 06/01/2047	500,000	523,460
6.38%, 01/01/2048(3)	800,000	846,408
5.00%, 10/01/2048(3)	705,000	780,971
5.25%, 10/01/2048	2,105,000	2,432,685
5.00%, 06/15/2049(3)	420,000	445,217
5.00%, 06/15/2049	1,100,000	1,270,731

5.00%, 09/30/2049	1,335,000	1,375,210
5.25%, 05/15/2052(3)	115,000	128,326
5.00%, 10/01/2053(3)	1,175,000	1,298,234
5.00%, 06/15/2054(3)	455,000	478,897
5.00%, 05/01/2055(3)	2,000,000	2,154,500
State of Wisconsin
5.00%, 11/01/2022	2,545,000	2,832,381
5.00%, 05/01/2023	2,000,000	2,261,220
5.00%, 05/01/2023	4,000,000	4,523,920
5.00%, 05/01/2024	7,470,000	8,706,434
5.00%, 05/01/2025	5,335,000	6,387,916
4.00%, 05/01/2030	5,000,000	5,321,600
4.00%, 05/01/2032	2,000,000	2,122,860
5.00%, 05/01/2034	2,400,000	2,883,984
University of Wisconsin Hospitals & Clinics
1.75%, 04/01/2048(1)	3,000,000	3,000,000
Village of Mukwonago WI Waterworks System & Sewer System Revenue
3.38%, 06/01/2021	3,190,000	3,229,109
Wisconsin Health & Educational Facilities Authority
5.00%, 05/01/2022	550,000	592,020
5.00%, 10/01/2022	330,000	363,911
5.00%, 12/01/2022	560,000	619,181
4.00%, 02/15/2025	270,000	305,440
5.00%, 04/01/2025	2,000,000	2,369,340
4.00%, 02/15/2026	510,000	582,604
5.00%, 04/01/2026	1,000,000	1,212,110
5.00%, 02/15/2027	300,000	359,523
5.00%, 04/01/2027	1,700,000	2,102,900
5.00%, 10/01/2027	580,000	722,477
5.00%, 04/01/2028	900,000	1,131,030
5.00%, 10/01/2028	700,000	885,388
5.00%, 04/01/2030	1,670,000	2,112,700
4.00%, 02/15/2031	460,000	525,486
4.00%, 02/15/2033	550,000	628,298
5.00%, 09/01/2036	335,000	383,140

5.00%, 09/15/2037	650,000	679,348
5.00%, 09/15/2050	645,000	676,773
2.23% (SIFMA Municipal Swap Index Yield + 0.65%), 08/15/2054(2)	4,000,000	4,012,840
5.00%, 08/15/2054(1)	1,260,000	1,363,358

		107,465,047

Total Municipal Bonds (Cost: $5,187,218,854)		5,410,820,332

	Shares	Value
SHORT-TERM INVESTMENTS – 0.81%
Money Market Funds – 0.79%
Fidelity Institutional Money Market Government Fund - Class I, 1.90%(5)	43,492,913	43,492,913

Total Money Market Funds (Cost: $43,492,913)		43,492,913

	Principal Amount	Value
Time Deposits – 0.02%
ANZ, London, 1.40% due 10/01/2019	$500,426	500,426
Banco Santander, Frankfurt, 1.40% due 10/01/2019	519,506	519,506

Total Time Deposits (Cost: $1,019,932)		1,019,932

Total Short-Term Investments (Cost: $44,512,845)		44,512,845

TOTAL INVESTMENTS IN SECURITIES – 99.54%
(Cost: $5,231,731,699)		5,455,333,177

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.46%		25,027,773

TOTAL NET ASSETS – 100.00%		$5,480,360,950

Percentages are stated as a percent of net assets.

(1)	Adjustable rate security. The rate reported is the rate in effect as of September 30, 2019.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2019.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $133,138,797, which represents 2.43% of total net assets.

(4)	Security in default as of September 30, 2019. The value of these securities total $8,790,381, which represents 0.16% of total net assets.
(5)	Represents annualized seven-day yield as of the close of the reporting period.

MUNICIPAL BONDS	% of Net Assets
Education	7.82%
General Obligation	21.17%
General Revenue	26.91%
Healthcare	15.42%
Housing	3.88%
Transportation	14.82%
Utilities	8.71%

Total Municipal Bonds	98.73%

SHORT-TERM INVESTMENTS	0.81%

TOTAL INVESTMENTS	99.54%
Liabilities in Excess of Other Assets	0.46%

TOTAL NET ASSETS	100.00%

The accompanying notes are an integral part of this Schedule of Investments.

Open Futures Contracts

Number of Contracts Sold	Reference Entity	Counterparty	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
(500)	U.S. 10 Year Note Future	Merrill Lynch	Dec. 2019	$(66,010,110)	$(65,156,250)	$853,860
						$853,860

Bridge Builder Municipal Bond Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds
Education	$—	$428,766,014	$—	$428,766,014
General Obligation	—	1,160,207,125	—	1,160,207,125
General Revenue	—	1,474,917,096	—	1,474,917,096
Healthcare	—	844,925,741	—	844,925,741
Housing	—	212,539,705	—	212,539,705
Transportation	—	812,269,008	—	812,269,008
Utilities	—	477,195,643	—	477,195,643
Short Term Investment
Money Market Funds	43,492,913	—	—	43,492,913
Time Deposits	—	1,019,932	—	1,019,932
Futures Contracts (1)	853,860	—	—	853,860

Total Assets	$44,346,773	$5,411,840,264	$—	$5,456,187,037

(1)

Derivative instruments, including futures, total return swap contracts and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.

Bridge Builder Large Cap Growth Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.36%
Communication Services – 9.23%
Activision Blizzard, Inc.	272,199	$14,404,771
Alphabet, Inc. - Class A(1)	138,451	169,068,054
Alphabet, Inc. - Class C(1)	140,076	170,752,644
Altice USA, Inc. - Class A(1)	15,635	448,412
AMC Networks, Inc. - Class A(1)	2,077	102,105
Cable One, Inc.	212	265,996
CBS Corp. - Class B	14,766	596,103
Charter Communications, Inc. - Class A(1)	4,691	1,933,255
Comcast Corp. - Class A	105,771	4,768,157
Electronic Arts, Inc.(1)	192,244	18,805,308
Facebook, Inc. - Class A(1)	779,213	138,762,251
Fox Corp. - Class A	1,684	53,105
Fox Corp. - Class B	782	24,664
InterActiveCorp(1)	2,139	466,238
Interpublic Group of Companies, Inc.	1,838	39,627
Live Nation Entertainment, Inc.(1)	6,390	423,913
Madison Square Garden Co. - Class A(1)	110	28,987
Match Group, Inc.	2,670	190,745
Netflix, Inc.(1)	172,351	46,124,575
New York Times Co. - Class A	1,505	42,862
Nexstar Media Group, Inc. - Class A	1,712	175,155
Omnicom Group, Inc.	5,752	450,382
Sinclair Broadcast Group, Inc. - Class A	2,791	119,287
Sirius XM Holdings, Inc.	67,996	425,315
Spotify Technology SA(1)	5,948	678,072
Take-Two Interactive Software, Inc.(1)	2,574	322,625
Tencent Holdings Ltd. - ADR	840,743	35,000,131

T-Mobile US, Inc.(1)	8,097	637,801
TripAdvisor, Inc.(1)	4,708	182,106
Twitter, Inc.(1)	37,647	1,551,056
Walt Disney Co.	358,975	46,781,622
World Wrestling Entertainment, Inc. - Class A	2,150	152,973
Zayo Group Holdings, Inc.(1)	11,238	380,968
Zynga, Inc. - Class A(1)	9,140	53,195

		654,212,460

Consumer Discretionary – 15.97%
Adidas AG	68,581	21,352,297
Advance Auto Parts, Inc.	812	134,305
Alibaba Group Holding Ltd. - ADR(1)	249,512	41,725,892
Amazon.com, Inc.(1)	123,082	213,659,275
Aptiv Plc	192,260	16,807,369
AutoZone, Inc.(1)	1,219	1,322,152
Best Buy, Inc.	2,327	160,540
Booking Holdings, Inc.(1)	42,956	84,305,875
Bright Horizons Family Solutions, Inc.(1)	2,842	433,405
Burlington Stores, Inc.(1)	3,237	646,817
Capri Holdings Ltd.(1)	2,925	96,993
CarMax, Inc.(1)	3,890	342,320
Carter’s, Inc.	985	89,842
Carvana Co. - Class A(1)	2,225	146,850
Chipotle Mexican Grill, Inc. - Class A(1)	1,283	1,078,323
Choice Hotels International, Inc.	719	63,962
Columbia Sportswear Co.	966	93,596
Darden Restaurants, Inc.	6,203	733,319
Dollar General Corp.	225,904	35,905,182
Dollar Tree, Inc.(1)	6,451	736,446
Domino’s Pizza, Inc.	2,024	495,050
Dunkin’ Brands Group, Inc.	3,818	302,996
eBay, Inc.	39,645	1,545,362
Etsy, Inc.(1)	5,903	333,519
Expedia Group, Inc.	6,046	812,643

Five Below, Inc.(1)	2,706	341,227
Floor & Decor Holdings, Inc. - Class A(1)	3,292	168,386
Grand Canyon Education, Inc.(1)	218	21,408
GrubHub, Inc.(1)	4,531	254,688
H&R Block, Inc.	1,669	39,422
Hanesbrands, Inc.	13,813	211,615
Hasbro, Inc.	5,740	681,281
Hilton Grand Vacations, Inc.(1)	619	19,808
Hilton Worldwide Holdings, Inc.	14,131	1,315,737
Home Depot, Inc.	141,297	32,783,730
Kering SA	40,536	20,656,530
L Brands, Inc.	1,944	38,083
Las Vegas Sands Corp.	8,086	467,047
Lennar Corp. - Class A	5,748	321,026
Lennar Corp. - Class B	440	19,523
LKQ Corp.(1)	2,427	76,329
Lowes Companies, Inc.	1,101,644	121,136,774
Lululemon Athletica, Inc.(1)	182,863	35,206,613
Marriott International, Inc. - Class A	13,701	1,703,993
Mattel, Inc.(1)	11,697	133,229
McDonald’s Corp.	375,030	80,522,691
MGM Resorts International	2,196	60,873
NIKE, Inc. - Class B	1,522,488	142,992,073
Nordstrom, Inc.	5,235	176,262
Norwegian Cruise Line Holdings Ltd.(1)	2,155	111,564
NVR, Inc.(1)	162	602,211
Ollie’s Bargain Outlet Holdings, Inc.(1)	2,602	152,581
O’Reilly Automotive, Inc.(1)	3,761	1,498,796
Planet Fitness, Inc. - Class A(1)	4,188	242,360
Polaris Industries, Inc.	2,551	224,514
Pool Corp.	1,940	391,298
Roku, Inc. - Class A(1)	4,256	433,091
Ross Stores, Inc.	340,904	37,448,304
Service Corp. International	3,160	151,080

ServiceMaster Global Holdings, Inc.(1)	1,067	59,645
Six Flags Entertainment Corp.	366	18,589
Skechers U.S.A., Inc. - Class A(1)	2,356	87,997
Starbucks Corp.	59,792	5,286,809
Target Corp.	1,309	139,945
Tempur Sealy International, Inc.(1)	2,363	182,424
Tesla, Inc.(1)	111,498	26,856,523
TJX Companies, Inc.	1,402,207	78,159,018
Tractor Supply Co.	5,933	536,581
Ulta Beauty, Inc.(1)	2,811	704,577
Under Armour, Inc. - Class A(1)	6,118	121,993
Under Armour, Inc. - Class C(1)	6,164	111,753
Vail Resorts, Inc.	1,777	404,374
VF Corp.	15,391	1,369,645
Wayfair, Inc. - Class A(1)	3,147	352,842
Wendy’s Co.	9,128	182,377
Williams-Sonoma, Inc.	680	46,226
Wyndham Hotels & Resorts, Inc.	1,408	72,850
Wynn Resorts Ltd.	4,012	436,185
Yum China Holdings, Inc.	14,459	656,872
Yum! Brands, Inc.	991,370	112,451,099

		1,132,166,801

Consumer Staples – 6.88%
Altria Group, Inc.	45,588	1,864,549
Brown-Forman Corp. - Class A	2,085	124,579
Brown-Forman Corp. - Class B	7,953	499,289
Campbell Soup Co.	4,706	220,806
Casey’s General Stores, Inc.	456	73,489
Church & Dwight Co., Inc.	12,371	930,794
Clorox Co.	5,151	782,282
Coca-Cola Co.	1,921,424	104,602,323
Costco Wholesale Corp.	134,870	38,857,396
Estee Lauder Companies, Inc. - Class A	480,453	95,586,124
Herbalife Nutrition Ltd.(1)	656	24,836

Hershey Co.	6,287	974,422
Kellogg Co.	4,672	300,643
Kimberly-Clark Corp.	187,825	26,680,541
Lamb Weston Holdings, Inc.	1,873	136,205
McCormick & Co., Inc.	3,929	614,103
Mondelez International, Inc. - Class A	2,372,104	131,224,793
Monster Beverage Corp.(1)	19,368	1,124,506
PepsiCo, Inc.	58,791	8,060,246
Pilgrim’s Pride Corp.(1)	932	29,866
Post Holdings, Inc.(1)	1,443	152,727
Procter & Gamble Co.	583,727	72,603,964
Sprouts Farmers Market, Inc.(1)	2,746	53,108
Sysco Corp.	23,808	1,890,355
TreeHouse Foods, Inc.(1)	464	25,729

		487,437,675

Energy – 1.60%
Cabot Oil & Gas Corp.	12,945	227,444
Cheniere Energy, Inc.(1)	6,633	418,277
Chevron Corp.	405,120	48,047,232
ConocoPhillips	650,355	37,057,228
Diamondback Energy, Inc.	1,691	152,038
EOG Resources, Inc.	354,570	26,316,185
Equitrans Midstream Corp.	1,028	14,957
ONEOK, Inc.	6,501	479,059
Parsley Energy, Inc. - Class A	7,616	127,949
Pioneer Natural Resources Co.	3,535	444,597

		113,284,966

Financials – 5.32%
Alleghany Corp.(1)	77	61,427
American Express Co.	19,049	2,253,116
Ameriprise Financial, Inc.	915	134,596
Aon Plc	266,989	51,681,061
Arch Capital Group Ltd.(1)	2,581	108,350
Arthur J. Gallagher & Co.	1,928	172,691

Athene Holding Ltd. - Class A(1)	3,062	128,788
Axis Capital Holdings Ltd.	404	26,955
Bank of America Corp.	2,999,509	87,495,678
Brown & Brown, Inc.	660	23,800
CBOE Global Markets, Inc.	1,355	155,703
Charles Schwab Corp.	35,043	1,465,849
CIT Group, Inc.	390	17,671
Comerica, Inc.	541	35,701
Commerce Bancshares, Inc.	536,255	32,523,866
Credit Acceptance Corp.(1)	458	211,280
Discover Financial Services	5,622	455,888
E*TRADE Financial Corp.	356,582	15,579,068
Erie Indemnity Co. - Class A	808	150,005
Evercore, Inc. - Class A	719	57,592
Everest Re Group Ltd.	605	160,984
FactSet Research Systems, Inc.	1,864	452,896
First Republic Bank	1,488	143,890
Interactive Brokers Group, Inc. - Class A	975	52,435
Intercontinental Exchange, Inc.	1,013,357	93,502,450
JPMorgan Chase & Co.	478,135	56,271,708
Kemper Corp.	563	43,886
Lazard Ltd. - Class A	1,977	69,195
LendingTree, Inc.(1)	381	118,274
LPL Financial Holdings, Inc.	4,108	336,445
Markel Corp.(1)	55	65,004
MarketAxess Holdings, Inc.	1,852	606,530
Marsh & McLennan Companies, Inc.	22,186	2,219,709
Moody’s Corp.	8,217	1,683,088
Morningstar, Inc.	971	141,902
MSCI, Inc. - Class A	4,095	891,686
Primerica, Inc.	1,504	191,354
Raymond James Financial, Inc.	1,455	119,979
RenaissanceRe Holdings Ltd.	824	159,403
S&P Global, Inc.	99,115	24,281,193

SEI Investments Co.	3,043	180,313
Signature Bank	1,317	157,013
SVB Financial Group(1)	190	39,700
Synchrony Financial	8,832	301,083
Synovus Financial Corp.	559	19,990
T Rowe Price Group, Inc.	3,291	375,997
TD Ameritrade Holding Corp.	11,776	549,939
The Progressive Corp.	9,452	730,167
Travelers Companies, Inc.	2,102	312,546
Virtu Financial, Inc. - Class A	1,002	16,393
Voya Financial, Inc.	489	26,621
Western Alliance Bancorp	508	23,409

		376,984,267

Healthcare – 17.14%
Abbott Laboratories	1,275,564	106,726,440
AbbVie, Inc.	73,887	5,594,724
ABIOMED, Inc.(1)	2,194	390,291
Adaptive Biotechnologies Corp.(1)	582	17,984
Agilent Technologies, Inc.	1,509	115,635
Agios Pharmaceuticals, Inc.(1)	273	8,845
Alexion Pharmaceuticals, Inc.(1)	119,124	11,667,005
Align Technology, Inc.(1)	3,939	712,644
Alnylam Pharmaceuticals, Inc.(1)	4,386	352,722
AmerisourceBergen Corp. - Class A	7,599	625,626
Amgen, Inc.	27,562	5,333,523
Anthem, Inc.	93,002	22,329,780
AstraZeneca Plc - ADR	658,141	29,333,344
Avantor, Inc.(1)	8,276	121,657
Baxter International, Inc.	11,391	996,371
Becton Dickinson & Co.	323,970	81,951,451
Biogen, Inc.(1)	3,152	733,849
BioMarin Pharmaceutical, Inc.(1)	242,516	16,345,578
Bio-Techne Corp.	1,879	367,664
Boston Scientific Corp.(1)	69,464	2,826,490

Bristol Myers Squibb Co.	33,582	1,702,943
Bruker Corp.	5,120	224,922
Cantel Medical Corp.	1,040	77,792
Celgene Corp.(1)	35,171	3,492,480
Centene Corp.(1)	16,945	733,041
Cerner Corp.	15,805	1,077,427
Change Healthcare, Inc.(1)	1,242	15,003
Charles River Laboratories International, Inc.(1)	2,382	315,305
Chemed Corp.	769	321,111
Cigna Corp.	5,733	870,212
CVS Health Corp.	322,515	20,341,021
Danaher Corp.	840,922	121,454,364
DexCom, Inc.(1)	4,480	668,595
Edwards Lifesciences Corp.(1)	81,441	17,909,690
Elanco Animal Health, Inc.(1)	542,750	14,431,722
Eli Lilly & Co.	42,972	4,805,559
Encompass Health Corp.	2,453	155,226
Exact Sciences Corp.(1)	6,322	571,319
Exelixis, Inc.(1)	6,046	106,924
Gilead Sciences, Inc.	9,113	577,582
Guardant Health, Inc.(1)	1,884	120,256
HCA Healthcare, Inc.	8,102	975,643
Henry Schein, Inc.(1)	869	55,181
Hill-Rom Holdings, Inc.	1,711	180,049
Hologic, Inc.(1)	10,595	534,942
Horizon Therapeutics Plc(1)	1,044	28,428
Humana, Inc.	118,770	30,365,926
ICU Medical, Inc.(1)	290	46,284
IDEXX Laboratories, Inc.(1)	4,227	1,149,448
Illumina, Inc.(1)	267,118	81,262,638
Incyte Corp.(1)	8,898	660,499
Insulet Corp.(1)	2,949	486,379
Intuitive Surgical, Inc.(1)	57,911	31,267,886
Ionis Pharmaceuticals, Inc.(1)	6,402	383,544

IQVIA Holdings, Inc.(1)	3,795	566,897
Jazz Pharmaceuticals Plc(1)	2,435	312,021
Johnson & Johnson	471,824	61,044,589
Laboratory Corp. of America Holdings(1)	156,221	26,245,128
Masimo Corp.(1)	2,380	354,120
McKesson Corp.	1,046	142,946
Medidata Solutions, Inc.(1)	2,978	272,487
Medtronic Plc	993,640	107,929,177
Merck & Co., Inc.	122,013	10,271,054
Mettler-Toledo International, Inc.(1)	1,215	855,846
Moderna, Inc.(1)	9,182	146,177
Molina Healthcare, Inc.(1)	2,402	263,547
Nektar Therapeutics - Class A(1)	1,271	23,151
Neurocrine Biosciences, Inc.(1)	4,527	407,928
Novo Nordisk A/S - ADR	1,450,138	74,972,135
Penumbra, Inc.(1)	1,562	210,073
PerkinElmer, Inc.	1,200	102,204
Pfizer, Inc.	962,825	34,594,302
PRA Health Sciences, Inc.(1)	3,098	307,415
Regeneron Pharmaceuticals, Inc.(1)	208,941	57,960,233
ResMed, Inc.	7,094	958,470
Sage Therapeutics, Inc.(1)	2,494	349,883
Sarepta Therapeutics, Inc.(1)	3,490	262,867
Seattle Genetics, Inc.(1)	5,731	489,427
STERIS Plc	240	34,678
Stryker Corp.	17,144	3,708,247
Teleflex, Inc.	2,326	790,259
The Cooper Companies, Inc.	322	95,634
Thermo Fisher Scientific, Inc.	105,680	30,781,414
UnitedHealth Group, Inc.	482,289	104,811,045
Varian Medical Systems, Inc.(1)	4,507	536,739
Veeva Systems, Inc. - Class A(1)	6,477	988,973
Vertex Pharmaceuticals, Inc.(1)	120,562	20,425,614
Waters Corp.(1)	3,301	736,882

WellCare Health Plans, Inc.(1)	2,245	581,837
West Pharmaceutical Services, Inc.	2,739	388,445
Zoetis, Inc. - Class A	390,981	48,712,323

		1,215,555,131

Industrials – 6.83%
3M Co.	21,399	3,517,996
Acuity Brands, Inc.	517	69,686
Air Lease Corp. - Class A	401	16,770
Airbus SE	95,411	12,387,068
Alaska Air Group, Inc.	2,735	177,529
Allegion Plc	3,505	363,293
Allison Transmission Holdings, Inc.	5,463	257,034
American Airlines Group, Inc.	1,992	53,724
AMETEK, Inc.	9,098	835,378
AO Smith Corp.	1,125	53,674
Armstrong World Industries, Inc.	2,420	234,014
Boeing Co.	203,210	77,315,309
BWX Technologies, Inc.	3,501	200,292
Carlisle Companies, Inc.	2,406	350,169
Caterpillar, Inc.	199,649	25,217,665
CH Robinson Worldwide, Inc.	5,103	432,632
Cintas Corp.	4,176	1,119,586
Copart, Inc.(1)	9,956	799,765
CoStar Group, Inc.(1)	1,800	1,067,760
CSX Corp.	13,773	954,056
Deere & Co.	197,316	33,283,263
Delta Air Lines, Inc.	5,807	334,483
Donaldson Co., Inc.	6,314	328,833
Dover Corp.	3,140	312,618
Eaton Corp. Plc	283,975	23,612,521
Emerson Electric Co.	2,642	176,644
Equifax, Inc.	5,143	723,466
Expeditors International of Washington, Inc.	6,047	449,232
Fastenal Co.	26,059	851,348

Flowserve Corp.	1,400	65,394
Fortive Corp.	3,278	224,740
Fortune Brands Home & Security, Inc.	2,203	120,504
General Dynamics Corp.	847	154,772
Genesee & Wyoming, Inc. - Class A(1)	434	47,961
Graco, Inc.	8,196	377,344
HEICO Corp.	1,974	246,513
HEICO Corp. - Class A	3,847	374,352
Hexcel Corp.	3,910	321,128
Honeywell International, Inc.	464,643	78,617,596
Hubbell, Inc. - Class B	1,480	194,472
Huntington Ingalls Industries, Inc.	1,598	338,440
IAA, Inc.(1)	5,997	250,255
IDEX Corp.	1,871	306,619
IHS Markit Ltd.(1)	811,370	54,264,426
Illinois Tool Works, Inc.	16,189	2,533,417
Ingersoll-Rand Plc	11,329	1,395,846
JB Hunt Transport Services, Inc.	1,314	145,394
JetBlue Airways Corp.(1)	1,307	21,892
KAR Auction Services, Inc.	5,789	142,120
L3Harris Technologies, Inc.	5,575	1,163,168
Landstar System, Inc.	1,789	201,406
Lennox International, Inc.	1,605	389,967
Lincoln Electric Holdings, Inc.	2,813	244,056
Lockheed Martin Corp.	12,354	4,818,801
Lyft, Inc. - Class A(1)	213	8,699
Middleby Corp.(1)	2,740	320,306
Nielsen Holdings Plc	2,198	46,707
Nordson Corp.	2,618	382,909
Norfolk Southern Corp.	185,245	33,281,117
Northrop Grumman Corp.	7,891	2,957,468
Old Dominion Freight Line, Inc.	1,375	233,709
Quanta Services, Inc.	1,604	60,631
Raytheon Co.	231,902	45,496,853

Republic Services, Inc. - Class A	685	59,287
Robert Half International, Inc.	5,806	323,162
Rockwell Automation, Inc.	5,840	962,432
Rollins, Inc.	7,038	239,785
Roper Technologies, Inc.	787	280,644
Safran SA	198,196	31,206,028
Sensata Technologies Holding Plc(1)	3,314	165,899
Southwest Airlines Co.	14,394	777,420
Spirit AeroSystems Holdings, Inc. - Class A	4,587	377,235
Toro Co.	5,229	383,286
TransDigm Group, Inc.	2,007	1,044,985
TransUnion	9,316	755,621
Uber Technologies, Inc.(1)	964	29,373
Union Pacific Corp.	137,464	22,266,419
United Continental Holdings, Inc.(1)	2,622	231,811
United Parcel Service, Inc. - Class B	34,892	4,180,759
United Rentals, Inc.(1)	2,758	343,757
Verisk Analytics, Inc. - Class A	7,972	1,260,692
WABCO Holdings, Inc.(1)	2,121	283,684
Wabtec Corp.	2,499	179,578
Waste Management, Inc.	16,596	1,908,540
Woodward, Inc.	2,229	240,353
WW Grainger, Inc.	2,193	651,650
XPO Logistics, Inc.(1)	2,636	188,658
Xylem, Inc.	9,041	719,844

		484,305,692

Information Technology – 29.82%
2U, Inc.(1)	1,018	16,573
Accenture Plc - Class A	165,071	31,751,407
Adobe Systems, Inc.(1)	171,528	47,384,610
Advanced Micro Devices, Inc.(1)	50,016	1,449,964
Adyen NV(1)(2)	18,304	12,037,156
Akamai Technologies, Inc.(1)	7,324	669,267
Alliance Data Systems Corp.	236	30,239

Alteryx, Inc. - Class A(1)	2,247	241,395
Amphenol Corp. - Class A	14,596	1,408,514
Analog Devices, Inc.	467,772	52,264,166
Anaplan, Inc.(1)	4,339	203,933
ANSYS, Inc.(1)	4,160	920,858
Apple, Inc.	797,741	178,670,052
Applied Materials, Inc.	24,919	1,243,458
Arista Networks, Inc.(1)	2,992	714,849
Aspen Technology, Inc.(1)	3,410	419,703
Atlassian Corp. Plc - Class A(1)	5,313	666,463
Autodesk, Inc.(1)	724,430	106,998,311
Automatic Data Processing, Inc.	469,691	75,817,521
Avalara, Inc.(1)	2,296	154,498
Black Knight, Inc.(1)	7,105	433,831
Booz Allen Hamilton Holding Corp. - Class A	6,744	478,959
Broadcom, Inc.	80,633	22,260,352
Broadridge Financial Solutions, Inc.	5,722	711,988
Cadence Design Systems, Inc.(1)	13,910	919,173
CDK Global, Inc.	6,181	297,244
CDW Corp.	7,189	885,972
Ceridian HCM Holding, Inc.(1)	3,277	161,786
Cisco Systems, Inc.	1,651,723	81,611,633
Citrix Systems, Inc.	5,532	533,949
Cognex Corp.	8,194	402,571
Cognizant Technology Solutions Corp. - Class A	2,194	132,221
CoreLogic, Inc.(1)	223	10,318
Corning, Inc.	12,078	344,465
Coupa Software, Inc.(1)	3,025	391,949
Cree, Inc.(1)	395	19,355
Dell Technologies, Inc. - Class C(1)	5,430	281,600
DocuSign, Inc. - Class A(1)	7,554	467,744
Dolby Laboratories, Inc. - Class A	413	26,696
Dropbox, Inc. - Class A(1)	10,462	211,019
Dynatrace, Inc.(1)	1,480	27,632

Elastic NV(1)	2,210	181,971
Entegris, Inc.	6,655	313,184
EPAM Systems, Inc.(1)	2,625	478,590
Euronet Worldwide, Inc.(1)	2,472	361,654
F5 Networks, Inc.(1)	2,741	384,891
Fair Isaac Corp.(1)	1,420	430,998
Fidelity National Information Services, Inc.	167,681	22,261,330
FireEye, Inc.(1)	9,856	131,479
Fiserv, Inc.(1)	28,248	2,926,210
FleetCor Technologies, Inc.(1)	271,177	77,768,140
FLIR Systems, Inc.	566	29,766
Fortinet, Inc.(1)	7,144	548,373
Gartner, Inc.(1)	4,381	626,439
Genpact Ltd.	8,676	336,195
Global Payments, Inc.	14,883	2,366,397
GoDaddy, Inc. - Class A(1)	8,697	573,828
Guidewire Software, Inc.(1)	4,020	423,628
HP, Inc.	3,889	73,580
HubSpot, Inc.(1)	1,968	298,368
International Business Machines Corp.	26,825	3,900,892
Intuit, Inc.	332,130	88,326,652
IPG Photonics Corp.(1)	125	16,950
Jabil, Inc.	1,583	56,624
Jack Henry & Associates, Inc.	3,359	490,313
Keysight Technologies, Inc.(1)	9,420	916,095
KLA-Tencor Corp.	7,953	1,268,106
Lam Research Corp.	6,327	1,462,233
Manhattan Associates, Inc.(1)	3,239	261,290
Mastercard, Inc. - Class A	264,254	71,763,459
Maxim Integrated Products, Inc.	5,055	292,735
Medallia, Inc.(1)	633	17,363
Microchip Technology, Inc.	3,237	300,750
Microsoft Corp.	2,669,501	371,140,724
MongoDB, Inc. - Class A(1)	2,085	251,201

Monolithic Power Systems, Inc.	2,103	327,290
Motorola Solutions, Inc.	111,179	18,946,013
National Instruments Corp.	354	14,864
NCR Corp.(1)	5,929	187,119
NetApp, Inc.	11,934	626,654
New Relic, Inc.(1)	2,549	156,636
Nutanix, Inc. - Class A(1)	6,880	180,600
NVIDIA Corp.	201,680	35,106,438
Okta, Inc. - Class A(1)	5,051	497,321
Oracle Corp.	112,022	6,164,571
Pagerduty, Inc.(1)	496	14,012
Palo Alto Networks, Inc.(1)	100,174	20,418,466
Paychex, Inc.	16,074	1,330,445
Paycom Software, Inc.(1)	2,439	510,946
Paylocity Holding Corp.(1)	1,603	156,421
PayPal Holdings, Inc.(1)	1,216,509	126,018,167
Pegasystems, Inc.	1,959	133,310
Pluralsight, Inc. - Class A(1)	3,078	51,695
Proofpoint, Inc.(1)	2,715	350,371
PTC, Inc.(1)	188,308	12,838,839
Pure Storage, Inc. - Class A(1)	11,303	191,473
QUALCOMM, Inc.	110,474	8,426,957
RealPage, Inc.(1)	3,925	246,726
RingCentral, Inc. - Class A(1)	3,623	455,266
Sabre Corp.	2,382	53,345
Salesforce.com, Inc.(1)	1,129,094	167,602,713
ServiceNow, Inc.(1)	94,087	23,883,985
Shopify, Inc. - Class A(1)	60,147	18,745,414
Skyworks Solutions, Inc.	279,373	22,140,310
Smartsheet, Inc. - Class A(1)	4,548	163,864
SolarWinds Corp.(1)	461	8,505
Splunk, Inc.(1)	7,543	889,018
Square, Inc. - Class A(1)	229,982	14,247,385
SS&C Technologies Holdings, Inc.	9,906	510,852

Switch, Inc. - Class A	2,900	45,298
Synopsys, Inc.(1)	7,477	1,026,218
Teradata Corp.(1)	5,763	178,653
Teradyne, Inc.	8,448	489,224
Texas Instruments, Inc.	265,279	34,284,658
Trade Desk, Inc. - Class A(1)	1,941	364,035
Trimble, Inc.(1)	2,127	82,549
Twilio, Inc. - Class A(1)	5,965	655,911
Tyler Technologies, Inc.(1)	1,908	500,850
Ubiquiti, Inc.	739	87,394
Universal Display Corp.	2,097	352,086
VeriSign, Inc.(1)	3,582	675,673
Versum Materials, Inc.	5,318	281,482
Visa, Inc. - Class A	1,319,511	226,969,087
VMware, Inc. - Class A	3,844	576,831
Western Union Co.	4,669	108,181
WEX, Inc.(1)	2,127	429,803
Workday, Inc. - Class A(1)	523,423	88,960,973
Xilinx, Inc.	12,646	1,212,751
Zebra Technologies Corp. - Class A(1)	2,669	550,802
Zendesk, Inc.(1)	5,545	404,120
Zscaler, Inc.(1)	3,038	143,576

		2,114,629,948

Materials – 2.33%
Air Products & Chemicals, Inc.	1,548	343,439
AptarGroup, Inc.	1,252	148,299
Avery Dennison Corp.	3,901	443,037
Axalta Coating Systems Ltd.(1)	3,148	94,912
Ball Corp.	16,552	1,205,151
Berry Global Group, Inc.(1)	2,506	98,411
CF Industries Holdings, Inc.	1,081	53,185
Crown Holdings, Inc.(1)	3,718	245,611
Eagle Materials, Inc.	1,723	155,087
Ecolab, Inc.	404,198	80,047,372

Element Solutions, Inc.(1)	3,858	39,274
Linde Plc	273,836	53,047,510
Martin Marietta Materials, Inc.	949	260,121
NewMarket Corp.	312	147,292
PPG Industries, Inc.	3,795	449,746
Royal Gold, Inc.	1,025	126,290
RPM International, Inc.	1,067	73,420
Scotts Miracle-Gro Co.	1,953	198,855
Sealed Air Corp.	562	23,329
Sherwin-Williams Co.	4,131	2,271,513
Southern Copper Corp.	2,951	100,718
Vulcan Materials Co.	170,117	25,728,495
WR Grace & Co.	2,826	188,664

		165,489,731

Real Estate – 2.24%
American Homes 4 Rent - Class A	5,452	141,152
American Tower Corp.	21,944	4,852,477
Americold Realty Trust	9,470	351,053
Brookfield Property REIT, Inc. - Class A	3,676	74,954
CBRE Group, Inc. - Class A(1)	6,118	324,315
Colony Capital, Inc.	705	4,244
CoreSite Realty Corp.	1,416	172,540
Crown Castle International Corp.	20,743	2,883,485
Equinix, Inc.	173,073	99,828,506
Equity LifeStyle Properties, Inc.	4,338	579,557
Extra Space Storage, Inc.	4,959	579,310
Iron Mountain, Inc.	1,578	51,111
Jones Lang LaSalle, Inc.	286	39,771
Lamar Advertising Co. - Class A	4,206	344,598
Outfront Media, Inc.	1,081	30,030
Prologis, Inc.	511,970	43,630,083
Public Storage	5,612	1,376,455
SBA Communications Corp. - Class A	5,612	1,353,334
Simon Property Group, Inc.	13,587	2,114,817

Sun Communities, Inc.	1,099	163,147
The Howard Hughes Corp.(1)	584	75,686
UDR, Inc.	732	35,487

		159,006,112

Total Common Stocks (Cost: $5,124,873,196)		6,903,072,783

SHORT-TERM INVESTMENTS – 2.62%
Money Market Funds – 2.57%
Goldman Sachs Financial Square Government Fund - Class I, 1.84%(3)	182,416,479	$182,416,479

Total Money Market Funds (Cost: $182,416,479)		182,416,479

	Principal Amount	Value
Time Deposits – 0.05%
Citibank, New York, 1.40% due 10/01/2019	$3,564,437	3,564,437

Total Time Deposits (Cost: $3,564,437)		3,564,437

Total Short-Term Investments (Cost: $185,980,916)		185,980,916

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $5,310,854,112)		7,089,053,699

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.02%		1,268,278

TOTAL NET ASSETS – 100.00%		$7,090,321,977

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(1)	Non-income producing security.
(2)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of the security totals $12,037,156, which represents 0.17% of total net assets.

(3)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Growth Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$654,212,460	$—	$—	$654,212,460
Consumer Discretionary	1,111,510,271	20,656,530	—	1,132,166,801
Consumer Staples	487,437,675	—	—	487,437,675
Energy	113,284,966	—	—	113,284,966
Financials	376,984,267	—	—	376,984,267
Healthcare	1,215,555,131	—	—	1,215,555,131
Industrials	440,712,596	43,593,096	—	484,305,692
Information Technology	2,102,592,792	12,037,156	—	2,114,629,948
Materials	165,489,731	—	—	165,489,731
Real Estate	159,006,112	—	—	159,006,112
Short-Term Investments
Money Market Funds	182,416,479	—	—	182,416,479
Time Deposits	—	3,564,437	—	3,564,437

Total Assets	$7,009,202,480	$79,851,219	$—	$7,089,053,699

Bridge Builder Large Cap Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.42%
Communication Services – 5.05%
Activision Blizzard, Inc.	46,253	$2,447,709
Alphabet, Inc. - Class C(1)	88,943	108,421,517
AT&T, Inc.	472,937	17,895,936
CBS Corp. - Class B	1,128,753	45,567,759
CenturyLink, Inc.	70,212	876,246
Charter Communications, Inc. - Class A(1)	4,268	1,758,928
Cinemark Holdings, Inc.	6,886	266,075
Comcast Corp. - Class A	3,218,159	145,074,608
Discovery, Inc. - Class A(1)	10,180	271,093
Discovery, Inc. - Class C(1)	22,245	547,672
DISH Network Corp. - Class A(1)	15,072	513,503
Electronic Arts, Inc.(1)	1,814	177,446
Facebook, Inc. - Class A(1)	375,954	66,949,888
Fox Corp. - Class A	20,427	644,165
Fox Corp. - Class B	9,298	293,259
GCI Liberty, Inc. - Class A(1)	394,798	24,505,112
InterActiveCorp(1)	2,047	446,185
Interpublic Group of Cos, Inc.	22,276	480,271
John Wiley & Sons, Inc. - Class A	2,751	120,879
Liberty Broadband Corp. - Class A(1)	1,502	156,989
Liberty Broadband Corp. - Class C(1)	6,835	715,419
Liberty Media Corp.-Liberty Formula One - Class A(1)	2,069	81,912
Liberty Media Corp.-Liberty Formula One - Class C(1)	12,508	520,208
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	5,376	223,480
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	10,172	426,817
Lions Gate Entertainment Corp. - Class A(1)	2,931	27,112
Lions Gate Entertainment Corp. - Class B(1)	7,922	69,238

Madison Square Garden Co. - Class A(1)	1,099	289,609
New York Times Co. - Class A	8,323	237,039
News Corp. - Class A	25,712	357,911
News Corp. - Class B	7,329	104,768
Nexstar Media Group, Inc. - Class A	640	65,478
Omnicom Group, Inc.	6,469	506,523
Sinclair Broadcast Group, Inc. - Class A	236	10,087
Sprint Corp.(1)	37,124	229,055
Take-Two Interactive Software, Inc.(1)	3,952	495,344
Telephone & Data Systems, Inc.	6,781	174,950
T-Mobile US, Inc.(1)	9,649	760,052
TripAdvisor, Inc.(1)	655	25,335
United States Cellular Corp.(1)	756	28,410
Verizon Communications, Inc.	268,053	16,179,679
Viacom, Inc. - Class A	447	11,738
Viacom, Inc. - Class B	22,672	544,808
Walt Disney Co.	113,167	14,747,923
Zillow Group, Inc. - Class A(1)	3,567	105,387
Zillow Group, Inc. - Class C(1)	7,817	233,103
Zynga, Inc. - Class A(1)	44,248	257,523

		454,844,148

Consumer Discretionary – 12.60%
Advance Auto Parts, Inc.	346,041	57,235,181
Aptiv Plc	15,622	1,365,675
Aramark	1,310,922	57,129,981
AutoNation, Inc.(1)	1,361,443	69,025,160
Best Buy, Inc.	11,742	810,081
Booking Holdings, Inc.(1)	39,837	78,184,495
BorgWarner, Inc.	13,489	494,777
Brunswick Corp.(1)	5,504	286,869
Caesars Entertainment Corp.(1)	36,251	422,687
Capri Holdings Ltd.(1)	5,281	175,118
CarMax, Inc.(1)	5,746	505,648
Carnival Corp.	25,880	1,131,215
Carter’s, Inc.	1,558	142,105

Choice Hotels International, Inc.	1,203	107,019
Cie Generale des Etablissements Michelin SCA	539,810	60,104,077
Columbia Sportswear Co.	657	63,657
Dick’s Sporting Goods, Inc.	4,449	181,564
Dollar General Corp.	412,254	65,523,651
Dollar Tree, Inc.(1)	6,962	794,782
DR Horton, Inc.	22,077	1,163,679
Dunkin’ Brands Group, Inc.	346	27,459
eBay, Inc.	1,204,131	46,937,026
Expedia Group, Inc.	1,159	155,781
Extended Stay America, Inc.	11,881	173,938
Foot Locker, Inc.	7,106	306,695
Ford Motor Co.	252,358	2,311,599
Frontdoor, Inc.(1)	5,372	260,918
Gap, Inc.(1)	14,496	251,651
Garmin Ltd.	9,352	792,021
General Motors Co.	80,089	3,001,736
Gentex Corp.	16,843	463,772
Genuine Parts Co.	9,112	907,464
Goodyear Tire & Rubber Co.	15,490	223,133
Graham Holdings Co. - Class B	264	175,151
Grand Canyon Education, Inc.(1)	2,725	267,595
H&R Block, Inc.	11,115	262,536
Hanesbrands, Inc.	5,098	78,101
Harley-Davidson, Inc.	10,332	371,642
Hilton Grand Vacations, Inc.(1)	4,942	158,144
Home Depot, Inc.	274,502	63,689,954
Hyatt Hotels Corp. - Class A	2,501	184,249
International Game Technology Plc	6,323	89,850
Kohl’s Corp.	10,550	523,913
L Brands, Inc.	12,380	242,524
Las Vegas Sands Corp.	11,638	672,211
Lear Corp.	3,939	464,408
Leggett & Platt, Inc.	8,647	354,008
Lennar Corp. - Class A	987,923	55,175,500

Lennar Corp. - Class B	389	17,260
LKQ Corp.(1)	17,103	537,889
Lowes Companies, Inc.	454,794	50,009,148
Macy’s, Inc.	19,616	304,833
Mattel, Inc.(1)	6,759	76,985
McDonald’s Corp.	507,534	108,972,625
MGM Resorts International	1,733,824	48,061,601
Mohawk Industries, Inc.(1)	3,869	480,027
Newell Brands, Inc.	24,928	466,652
NIKE, Inc. - Class B	1,036,880	97,383,770
Norwegian Cruise Line Holdings Ltd.(1)	815,588	42,222,991
Penske Automotive Group, Inc.	2,086	98,626
Polaris Industries, Inc.	379	33,356
PulteGroup, Inc.	16,608	607,022
PVH Corp.	4,915	433,650
Qurate Retail, Inc.(1)	25,195	259,886
Ralph Lauren Corp. - Class A	3,426	327,080
Royal Caribbean Cruises Ltd.	396,098	42,909,296
SeaWorld Entertainment, Inc.(1)	1,594,440	41,965,661
Service Corp. International	7,183	343,419
ServiceMaster Global Holdings, Inc.(1)	7,267	406,225
Six Flags Entertainment Corp.	4,565	231,856
Skechers U.S.A., Inc. - Class A(1)	5,341	199,486
Tapestry, Inc.	18,399	479,294
Target Corp.	30,585	3,269,842
Thor Industries, Inc.	3,350	189,744
Tiffany & Co.	7,783	720,939
TJX Companies, Inc.	1,498,777	83,541,830
Toll Brothers, Inc.	8,522	349,828
Under Armour, Inc. - Class A(1)	4,072	81,196
Under Armour, Inc. - Class C(1)	4,201	76,164
Urban Outfitters, Inc.(1)	4,614	129,607
Vail Resorts, Inc.	272	61,896
VF Corp.	399,235	35,527,923
Whirlpool Corp.	3,992	632,173

Williams-Sonoma, Inc.	4,063	276,203
Wyndham Destinations, Inc.	5,849	269,171
Wyndham Hotels & Resorts, Inc.	4,260	220,412
Wynn Resorts Ltd.	1,065	115,787
Yum China Holdings, Inc.	4,427	201,119
Yum! Brands, Inc.	2,154	244,328

		1,136,107,200

Consumer Staples – 7.26%
Altria Group, Inc.	1,342,986	54,928,127
Archer-Daniels-Midland Co.	35,918	1,475,152
Beyond Meat Inc.(1)	911	135,393
Brown-Forman Corp. - Class B	720	45,202
Bunge Ltd.	8,838	500,408
Campbell Soup Co.	4,604	216,020
Casey’s General Stores, Inc.	1,728	278,484
Clorox Co.	1,495	227,046
Coca-Cola Co.	2,006,532	109,235,602
Coca-Cola European Partners Plc	879,943	48,792,839
Colgate-Palmolive Co.	1,135,843	83,495,819
Conagra Brands, Inc.	30,973	950,252
Constellation Brands, Inc. - Class A	10,227	2,119,853
Costco Wholesale Corp.	169,682	48,887,081
Coty, Inc. - Class A	18,184	191,114
Diageo Plc - ADR	389,229	63,646,726
Energizer Holdings, Inc.	4,029	175,584
Flowers Foods, Inc.	12,352	285,702
General Mills, Inc.	38,925	2,145,546
Grocery Outlet Holding Corp.(1)	1,104	38,287
Hain Celestial Group, Inc.(1)	5,930	127,347
Herbalife Nutrition Ltd.(1)	5,811	220,004
Hershey Co.	1,162	180,098
Hormel Foods Corp.	17,913	783,335
Ingredion, Inc.	4,303	351,727
Kellogg Co.	9,905	637,387
Keurig Dr Pepper, Inc.	12,922	353,029

Kimberly-Clark Corp.	22,141	3,145,129
Kraft Heinz Co.	40,258	1,124,607
Kroger Co.	51,323	1,323,107
Lamb Weston Holdings, Inc.	7,098	516,167
McCormick & Co., Inc.	2,855	446,236
Molson Coors Brewing Co. - Class B	11,556	664,470
Mondelez International, Inc. - Class A	92,161	5,098,346
Nu Skin Enterprises, Inc. - Class A	3,474	147,749
PepsiCo, Inc.	531,899	72,923,353
Philip Morris International, Inc.	100,725	7,648,049
Pilgrim’s Pride Corp.(1)	2,365	75,786
Post Holdings, Inc.(1)	2,264	239,622
Procter & Gamble Co.	722,055	89,809,201
Seaboard Corp.	15	65,625
Spectrum Brands Holdings, Inc.	44,050	2,322,316
Sprouts Farmers Market, Inc.(1)	3,928	75,968
Swedish Match AB	765,157	31,645,375
The J.M. Smucker Co.	7,027	773,111
TreeHouse Foods, Inc.(1)	3,055	169,400
Tyson Foods, Inc. - Class A	18,582	1,600,653
US Foods Holding Corp.(1)	14,255	585,880
Walgreens Boots Alliance, Inc.	49,481	2,736,794
Walmart, Inc.	90,951	10,794,065

		654,354,173

Energy – 5.21%
Antero Midstream Corp.	14,273	105,620
Antero Resources Corp.(1)	16,710	50,464
Apache Corp.	24,649	631,014
Apergy Corp.(1)	4,765	128,893
Baker Hughes a GE Co. - Class A	40,994	951,061
BP Plc - ADR	960,845	36,502,502
Cabot Oil & Gas Corp.	9,863	173,293
Centennial Resource Development, Inc. - Class A(1)	12,973	58,573
Cheniere Energy, Inc.(1)	6,268	395,260
Chesapeake Energy Corp.(1)	82,652	116,539

Chevron Corp.	463,454	54,965,644
Cimarex Energy Co.	6,331	303,508
Concho Resources, Inc.	12,821	870,546
ConocoPhillips	72,090	4,107,688
Continental Resources, Inc.	5,500	169,345
Devon Energy Corp.	780,880	18,787,973
Diamondback Energy, Inc.	8,394	754,705
EOG Resources, Inc.	758,154	56,270,190
EQT Corp.	16,751	178,231
Equitrans Midstream Corp.	11,560	168,198
Exxon Mobil Corp.	854,876	60,362,794
Halliburton Co.	56,145	1,058,333
Helmerich & Payne, Inc.	6,706	268,710
Hess Corp.	841,326	50,883,397
HollyFrontier Corp.	9,891	530,553
Kinder Morgan, Inc.	125,912	2,595,046
Kosmos Energy Ltd.	6,196,136	38,663,889
Marathon Oil Corp.	52,505	644,236
Marathon Petroleum Corp.	42,375	2,574,281
Murphy Oil Corp.	10,252	226,672
National Oilwell Varco, Inc.	24,531	520,057
Noble Energy, Inc.	30,545	686,041
Occidental Petroleum Corp.	58,133	2,585,175
ONEOK, Inc.	18,358	1,352,801
Parsley Energy, Inc. - Class A	1,776,248	29,840,966
Patterson-UTI Energy, Inc.	12,871	110,047
PBF Energy, Inc. - Class A	7,654	208,112
Phillips 66	475,426	48,683,622
Pioneer Natural Resources Co.	6,198	779,523
Range Resources Corp.	12,990	49,622
Schlumberger Ltd.	90,485	3,091,873
Targa Resources Corp.	15,073	605,482
Transocean Ltd.(1)	36,697	164,036
Valero Energy Corp.	536,259	45,710,717
Williams Cos, Inc.	79,226	1,906,178
WPX Energy, Inc.(1)	26,704	282,795

		470,074,205

Financials – 19.16%
Affiliated Managers Group, Inc.	3,302	275,222
Aflac, Inc.	47,597	2,490,275
AGNC Investment Corp.	35,861	577,004
Alleghany Corp.(1)	820	654,163
Allstate Corp.	21,297	2,314,558
Ally Financial, Inc.	25,287	838,517
American Express Co.	1,050,452	124,247,463
American Financial Group, Inc.	4,668	503,444
American International Group, Inc.	959,543	53,446,545
American National Insurance Co.	449	55,555
Ameriprise Financial, Inc.	7,313	1,075,742
Annaly Capital Management, Inc.	94,771	833,985
Arch Capital Group Ltd.(1)	21,343	895,979
Arthur J. Gallagher & Co.	9,340	836,584
Associated Banc-Corp.	9,993	202,358
Assurant, Inc.	3,954	497,492
Assured Guaranty Ltd.	6,518	289,790
Athene Holding Ltd. - Class A(1)	5,880	247,313
AXA Equitable Holdings, Inc.	19,429	430,547
Axis Capital Holdings Ltd.	4,734	315,852
Bank of America Corp.	545,326	15,907,159
Bank of Hawaii Corp.	2,600	223,418
Bank of New York Mellon Corp.	922,790	41,719,336
Bank OZK	8,219	224,132
BankUnited, Inc.	6,175	207,604
BB&T Corp.	49,436	2,638,399
Berkshire Hathaway, Inc. - Class B(1)	811,155	168,736,463
BGC Partners, Inc. - Class A	18,450	101,475
BlackRock, Inc. - Class A	117,445	52,338,190
BOK Financial Corp.	2,050	162,258
Brighthouse Financial, Inc.(1)	7,204	291,546
Brookfield Asset Management Inc. - Class A	460,299	24,437,274

Brown & Brown, Inc.	14,307	515,910
Capital One Financial Corp.	30,356	2,761,789
CBOE Global Markets, Inc.	5,376	617,756
Charles Schwab Corp.	30,578	1,279,078
Chimera Investment Corp.	12,000	234,720
Chubb Ltd.	1,244,979	200,989,410
Cincinnati Financial Corp.	9,948	1,160,633
CIT Group, Inc.	5,837	264,474
Citigroup, Inc.	1,378,867	95,252,132
Citizens Financial Group, Inc.	29,048	1,027,428
CME Group, Inc. - Class A	22,937	4,847,506
CNA Financial Corp.	1,914	94,265
Comerica, Inc.	9,312	614,499
Commerce Bancshares, Inc.	6,436	390,343
Credit Acceptance Corp.(1)	77	35,521
Cullen/Frost Bankers, Inc.	3,596	318,426
Discover Financial Services	13,317	1,079,876
E*TRADE Financial Corp.	1,848,003	80,739,251
East West Bancorp, Inc.	9,202	407,557
Eaton Vance Corp.	7,070	317,655
Erie Indemnity Co. - Class A	526	97,652
Evercore, Inc. - Class A	1,656	132,646
Everest Re Group Ltd.	1,842	490,138
Fidelity National Financial, Inc.	956,840	42,493,264
Fifth Third Bancorp	47,786	1,308,381
First American Financial Corp.	7,031	414,899
First Citizens BancShares, Inc. - Class A	477	224,929
First Hawaiian, Inc.	8,764	233,999
First Horizon National Corp.	20,532	332,618
First Republic Bank	8,776	848,639
FNB Corp.	21,188	244,298
Franklin Resources, Inc.	18,364	529,985
Globe Life Inc.	7,088	678,747
Goldman Sachs Group, Inc.	274,371	56,857,902
Hanover Insurance Group, Inc.	2,624	355,657

Hartford Financial Services Group, Inc.	23,229	1,407,910
Huntington Bancshares, Inc.	67,146	958,173
Interactive Brokers Group, Inc. - Class A	3,369	181,185
Intercontinental Exchange, Inc.	21,759	2,007,703
Invesco Ltd.	25,737	435,985
Janus Henderson Group Plc	5,848	131,346
Jefferies Financial Group, Inc.	1,672,675	30,777,220
JPMorgan Chase & Co.	698,418	82,196,814
Kemper Corp.	3,391	264,328
KeyCorp	64,698	1,154,212
Lazard Ltd. - Class A	4,249	148,715
Legg Mason, Inc.	5,681	216,957
Lincoln National Corp.	13,001	784,220
Loews Corp.	16,921	871,093
M&T Bank Corp.	8,638	1,364,545
Markel Corp.(1)	796	940,792
Marsh & McLennan Cos, Inc.	689,752	69,009,688
Mercury General Corp.	1,797	100,416
MetLife, Inc.	51,177	2,413,507
MFA Financial, Inc.	28,575	210,312
MGIC Investment Corp.	22,422	282,069
Morgan Stanley	77,085	3,289,217
Nasdaq, Inc.	7,554	750,490
Navient Corp.	2,249,205	28,789,824
New Residential Investment Corp.	27,507	431,310
New York Community Bancorp, Inc.	3,629,317	45,547,928
Northern Trust Corp.	353,968	33,032,294
Oaktree Capital Group LLC	1,939	95,011
Old Republic International Corp.	18,275	430,742
OneMain Holdings, Inc. - Class A	4,535	166,344
PacWest Bancorp	7,557	274,621
People’s United Financial, Inc.	25,254	394,846
Pinnacle Financial Partners, Inc.	4,743	269,165
PNC Financial Services Group, Inc.	472,152	66,176,824
Popular, Inc.	6,152	332,700

Primerica, Inc.	741	94,277
Principal Financial Group, Inc.	17,977	1,027,206
Prosperity Bancshares, Inc.	4,281	302,367
Prudential Financial, Inc.	26,303	2,365,955
Raymond James Financial, Inc.	6,134	505,810
Regions Financial Corp.	65,293	1,032,935
Reinsurance Group of America, Inc. - Class A	4,029	644,157
RenaissanceRe Holdings Ltd.	1,706	330,026
Santander Consumer USA Holdings, Inc.	7,114	181,478
SEI Investments Co.	4,283	253,789
Signature Bank	1,732	206,489
SLM Corp.	4,507,895	39,782,173
Starwood Property Trust, Inc.	17,415	421,791
State Street Corp.	24,363	1,442,046
Sterling Bancorp	13,717	275,163
SunTrust Banks, Inc.	675,540	46,477,152
SVB Financial Group(1)	3,100	647,745
Synchrony Financial	2,100,529	71,607,034
Synovus Financial Corp.	8,810	315,046
T Rowe Price Group, Inc.	10,705	1,223,046
TCF Financial Corp.	10,530	400,877
TD Ameritrade Holding Corp.	2,230	104,141
Texas Capital Bancshares, Inc.(1)	3,175	173,514
TFS Financial Corp.	3,129	56,385
The Progressive Corp.	25,317	1,955,738
Travelers Cos, Inc.	14,150	2,103,964
Two Harbors Investment Corp.	17,280	226,886
Umpqua Holdings Corp.	14,414	237,254
Unum Group	13,487	400,834
US Bancorp	515,775	28,542,989
Virtu Financial, Inc. - Class A	1,688	27,616
Voya Financial, Inc.	8,727	475,098
Webster Financial Corp.	5,718	268,003
Wells Fargo & Co.	1,896,157	95,642,159
Western Alliance Bancorp	5,473	252,196

White Mountains Insurance Group Ltd.	192	207,360
Willis Towers Watson Plc	279,309	53,898,258
Wintrust Financial Corp.	3,559	230,018
WR Berkley Corp.	9,267	669,355
Zions Bancorp N.A.	11,599	516,387

		1,727,570,848

Healthcare – 10.77%
Abbott Laboratories	63,372	5,302,335
Acadia Healthcare Co., Inc.(1)	5,858	182,067
Adaptive Biotechnologies Corp.(1)	438	13,534
Agilent Technologies, Inc.	18,218	1,396,045
Agios Pharmaceuticals, Inc.(1)	2,915	94,446
Alexion Pharmaceuticals, Inc.(1)	3,323	325,455
Alkermes Plc(1)	9,870	192,564
Allergan Plc	353,742	59,531,241
Alnylam Pharmaceuticals, Inc.(1)	1,095	88,060
Amgen, Inc.	179,539	34,742,592
Anthem, Inc.	176,237	42,314,504
Avantor, Inc.(1)	5,045	74,161
Baxter International, Inc.	813,875	71,189,646
Becton Dickinson & Co.	15,896	4,021,052
Biogen, Inc.(1)	7,846	1,826,706
Bio-Rad Laboratories, Inc. - Class A(1)	1,353	450,197
Bluebird Bio, Inc.(1)	3,486	320,084
Bristol Myers Squibb Co.	62,603	3,174,598
Cantel Medical Corp.	1,012	75,698
Cardinal Health, Inc.	19,226	907,275
Catalent, Inc.(1)	9,528	454,104
Centene Corp.(1)	4,250	183,855
Change Healthcare, Inc.(1)	1,989	24,027
Cigna Corp.	16,711	2,536,563
Covetrus, Inc.(1)	6,134	72,933
CVS Health Corp.	702,566	44,310,838
Danaher Corp.(1)	467,662	67,544,423
DaVita, Inc.(1)	8,050	459,413

Dentsply Sirona, Inc.	14,374	766,278
Elanco Animal Health, Inc.(1)	24,439	649,833
Encompass Health Corp.	3,062	193,763
Exelixis, Inc.(1)	11,169	197,524
Gilead Sciences, Inc.	70,848	4,490,346
HCA Healthcare, Inc.	6,988	841,495
Henry Schein, Inc.(1)	8,276	525,526
Hill-Rom Holdings, Inc.	2,047	215,406
Hologic, Inc.(1)	3,306	166,920
Horizon Therapeutics Plc(1)	10,282	279,979
Humana, Inc.	4,971	1,270,936
ICU Medical, Inc.(1)	845	134,862
Integra LifeSciences Holdings Corp.(1)	4,485	269,414
IQVIA Holdings, Inc.(1)	6,635	991,136
Jazz Pharmaceuticals Plc(1)	395	50,615
Johnson & Johnson	836,573	108,235,815
Laboratory Corp. of America Holdings(1)	5,942	998,256
McKesson Corp.	10,682	1,459,802
MEDNAX, Inc.(1)	5,515	124,749
Medtronic Plc	2,113,871	229,608,668
Merck & Co., Inc.	828,687	69,758,872
Moderna, Inc.(1)	1,375	21,890
Molina Healthcare, Inc.(1)	877	96,224
Mylan NV(1)	33,134	655,391
Nektar Therapeutics - Class A(1)	8,998	163,899
PerkinElmer, Inc.	5,651	481,296
Perrigo Co. Plc	8,113	453,436
Pfizer, Inc.	360,446	12,950,825
Premier, Inc. - Class A(1)	3,286	95,031
QIAGEN NV(1)	14,258	470,086
Quest Diagnostics, Inc.	8,668	927,736
Regeneron Pharmaceuticals, Inc.(1)	4,221	1,170,905
Sanofi - ADR	1,421,823	65,873,060
STERIS Plc	5,224	754,816
The Cooper Companies, Inc.	2,711	805,167

Thermo Fisher Scientific, Inc.	8,212	2,391,909
United Therapeutics Corp.(1)	2,783	221,944
UnitedHealth Group, Inc.	542,581	117,913,703
Universal Health Services, Inc. - Class B	5,145	765,319
WellCare Health Plans, Inc.(1)	291	75,418
West Pharmaceutical Services, Inc.	1,125	159,547
Zimmer Biomet Holdings, Inc.	13,333	1,830,221

		971,316,434

Industrials – 15.40%
3M Co.	215,785	35,475,054
Acuity Brands, Inc.	1,844	248,553
ADT, Inc.	5,960	37,369
AECOM(1)	10,200	383,112
AGCO Corp.	4,326	327,478
Air Lease Corp. - Class A	1,930,124	80,717,786
Alaska Air Group, Inc.	4,143	268,922
Allegion Plc	1,465	151,847
AMERCO	110,639	43,153,636
American Airlines Group, Inc.	23,106	623,169
AMETEK, Inc.	2,951	270,961
AO Smith Corp.	7,330	349,714
Arconic, Inc.	25,699	668,174
BWX Technologies, Inc.	1,540	88,103
Canadian National Railway Co.	698,290	62,748,339
Carlisle Cos, Inc.	477	69,423
Caterpillar, Inc.	32,656	4,124,779
CH Robinson Worldwide, Inc.	2,004	169,899
Clean Harbors, Inc.(1)	3,319	256,227
Colfax Corp.(1)	5,910	171,745
Copa Holdings SA - Class A	2,027	200,166
Crane Co.	3,193	257,452
CSX Corp.	31,629	2,190,941
Cummins, Inc.	9,918	1,613,361
Curtiss-Wright Corp.	2,709	350,463
Deere & Co.	348,275	58,747,027

Delta Air Lines, Inc.	30,124	1,735,142
Dover Corp.	5,251	522,790
Eaton Corp. Plc(1)	27,488	2,285,627
Emerson Electric Co.	36,338	2,429,559
Equifax, Inc.	1,166	164,021
Expeditors International of Washington, Inc.	3,127	232,305
Fastenal Co.	3,441	112,418
FedEx Corp.	445,406	64,837,751
Flowserve Corp.	6,506	303,895
Fluor Corp.	9,079	173,681
Fortive Corp.(1)	14,902	1,021,681
Fortune Brands Home & Security, Inc.	6,022	329,403
Gardner Denver Holdings, Inc.(1)	8,250	233,393
Gates Industrial Corp. Plc(1)	2,382	23,987
General Dynamics Corp.	425,154	77,688,390
General Electric Co.(1)	5,700,928	50,966,296
Genesee & Wyoming, Inc. - Class A(1)	2,938	324,678
GrafTech International Ltd.	3,363	43,046
HD Supply Holdings, Inc.(1)	11,020	431,709
Hexcel Corp.	359	29,485
Honeywell International, Inc.	356,320	60,289,344
Hubbell, Inc. - Class B	1,542	202,619
Huntington Ingalls Industries, Inc.	531	112,461
IAA, Inc.(1)	744	31,047
IDEX Corp.	2,393	392,165
IHS Markit Ltd.(1)	9,472	633,487
Ingersoll-Rand Plc(1)	900	110,889
ITT, Inc.	5,586	341,807
Jacobs Engineering Group, Inc.	888,572	81,304,338
JB Hunt Transport Services, Inc.	382,182	42,288,438
JetBlue Airways Corp.(1)	17,299	289,758
Johnson Controls International Plc	1,018,963	44,722,286
Kansas City Southern	6,439	856,451
KAR Auction Services, Inc.	788	19,345
Kirby Corp.(1)	3,885	319,192

Knight-Swift Transportation Holdings, Inc. - Class A	7,892	286,480
L3Harris Technologies, Inc.	7,089	1,479,049
Landstar System, Inc.	238	26,794
Lennox International, Inc.	196	47,622
Lincoln Electric Holdings, Inc.	218	18,914
Lockheed Martin Corp.	142,585	55,616,705
Lyft, Inc. - Class A(1)	1,841	75,186
Macquarie Infrastructure Corp.	4,805	189,653
ManpowerGroup, Inc.	3,820	321,797
Masco Corp.	18,860	786,085
MSC Industrial Direct Co., Inc. - Class A	2,763	200,400
Nielsen Holdings Plc	1,166,806	24,794,628
Nordson Corp.	327	47,827
Norfolk Southern Corp.	14,957	2,687,175
Northrop Grumman Corp.	131,775	49,387,952
nVent Electric Plc	9,903	218,262
Old Dominion Freight Line, Inc.	2,451	416,597
Oshkosh Corp.	4,482	339,736
Owens Corning	696,304	44,006,413
PACCAR, Inc.	21,874	1,531,399
Parker-Hannifin Corp.	8,254	1,490,755
Pentair Plc	10,853	410,243
Quanta Services, Inc.	6,916	261,425
Raytheon Co.	352,723	69,200,725
Regal Beloit Corp.	2,848	207,477
Republic Services, Inc. - Class A	12,915	1,117,793
Resideo Technologies, Inc.(1)	7,785	111,715
Roper Technologies, Inc.	5,583	1,990,898
Ryder System, Inc.	3,311	171,410
Schneider National, Inc. - Class B	3,511	76,259
Sensata Technologies Holding Plc(1)	5,828	291,750
Snap-on, Inc.	3,611	565,266
Southwest Airlines Co.	12,750	688,628
Spirit AeroSystems Holdings, Inc. - Class A	537,251	44,183,522
Stanley Black & Decker, Inc.	341,881	49,371,035

Stericycle, Inc.(1)	5,659	288,213
Teledyne Technologies, Inc.(1)	2,306	742,509
Textron, Inc.	15,014	735,085
Timken Co.	4,209	183,134
TransDigm Group, Inc.	586	305,113
Trinity Industries, Inc.	6,722	132,289
Uber Technologies, Inc.(1)	10,712	326,395
Union Pacific Corp.	460,688	74,622,242
United Continental Holdings, Inc.(1)	11,915	1,053,405
United Parcel Service, Inc. - Class B	490,429	58,763,203
United Rentals, Inc.(1)	1,447	180,354
United Technologies Corp.(1)	815,669	111,355,132
Univar, Inc.(1)	9,987	207,330
Valmont Industries, Inc.	1,355	187,586
WABCO Holdings, Inc.(1)	524	70,085
Wabtec Corp.	771,167	55,416,061
Waste Management, Inc.	5,977	687,355
Watsco, Inc.	2,135	361,199
WESCO International, Inc.(1)	2,965	141,638
Woodward, Inc.	631	68,041
XPO Logistics, Inc.(1)	2,430	173,915

		1,388,084,443

Information Technology – 10.85%
2U, Inc.(1)	2,227	36,256
Accenture Plc - Class A	323,911	62,304,281
Akamai Technologies, Inc.(1)	881	80,506
Alliance Data Systems Corp.	2,369	303,540
Amdocs Ltd.	8,903	588,577
Analog Devices, Inc.	20,619	2,303,761
Apple, Inc.	464,108	103,946,269
Applied Materials, Inc.	28,195	1,406,930
Arrow Electronics, Inc.(1)	5,361	399,823
Autodesk, Inc.(1)	3,314	489,478
Automatic Data Processing, Inc.	261,263	42,173,073
Avnet, Inc.	6,854	304,900

Broadcom, Inc.	206,834	57,100,662
CACI International, Inc. - Class A(1)	1,555	359,609
Ceridian HCM Holding, Inc.(1)	1,135	56,035
Ciena Corp.(1)	9,806	384,689
Cisco Systems, Inc.	1,323,551	65,396,655
Citrix Systems, Inc.	874	84,358
Cognizant Technology Solutions Corp. - Class A	32,938	1,985,009
Coherent, Inc.(1)	1,519	233,501
CommScope Holding Co., Inc.(1)	12,074	141,990
CoreLogic, Inc.(1)	4,805	222,327
Corning, Inc.	34,067	971,591
Cree, Inc.(1)	6,152	301,448
Cypress Semiconductor Corp.	23,492	548,303
Dell Technologies, Inc. - Class C(1)	3,845	199,402
Dolby Laboratories, Inc. - Class A	3,438	222,232
DXC Technology Co.	17,281	509,789
EchoStar Corp. - Class A(1)	2,927	115,968
F5 Networks, Inc.(1)	280	39,318
Fidelity National Information Services, Inc.	15,310	2,032,556
First Solar, Inc.(1)	5,435	315,284
FLIR Systems, Inc.	7,903	415,619
Hewlett Packard Enterprise Co.	86,847	1,317,469
HP, Inc.	92,619	1,752,351
Intel Corp.	287,281	14,803,590
International Business Machines Corp.	22,719	3,303,797
IPG Photonics Corp.(1)	2,086	282,862
Jabil, Inc.	7,382	264,054
Jack Henry & Associates, Inc.	569	83,057
Juniper Networks, Inc.	21,978	543,955
Lam Research Corp.	1,158	267,625
Leidos Holdings, Inc.	8,774	753,511
Littelfuse, Inc.	1,514	268,447
LogMeIn, Inc.	3,105	220,331
Marvell Technology Group Ltd.	2,360,509	58,941,910
Maxim Integrated Products, Inc.	10,917	632,203

Microchip Technology, Inc.	435,724	40,483,117
Micron Technology, Inc.(1)	71,700	3,072,345
Microsoft Corp.	884,161	122,924,904
MKS Instruments, Inc.	3,418	315,413
Motorola Solutions, Inc.	2,771	472,206
National Instruments Corp.	7,778	326,598
Nuance Communications, Inc.(1)	18,745	305,731
NXP Semiconductors NV	781,557	85,283,500
ON Semiconductor Corp.(1)	26,300	505,223
Oracle Corp.	1,421,663	78,234,115
Qorvo, Inc.(1)	7,671	568,728
QUALCOMM, Inc.	552,259	42,126,317
Sabre Corp.	14,357	321,525
Samsung Electronics Co. Ltd.	1,501,132	61,462,433
Skyworks Solutions, Inc.	10,562	837,039
SolarWinds Corp.(1)	2,030	37,454
SS&C Technologies Holdings, Inc.	1,354	69,826
Symantec Corp.	37,551	887,330
SYNNEX Corp.	2,613	295,008
Texas Instruments, Inc.	353,166	45,643,174
Trimble, Inc.(1)	13,434	521,374
VeriSign, Inc.(1)	2,077	391,785
ViaSat, Inc.(1)	3,765	283,580
Visa, Inc. - Class A	357,888	61,560,315
Western Digital Corp.	18,903	1,127,375
Western Union Co.	21,416	496,209
Xerox Corp.	11,929	356,796

		978,318,321

Materials – 6.03%
Air Products & Chemicals, Inc.	294,102	65,249,470
Albemarle Corp.	6,779	471,276
Alcoa Corp.(1)	11,890	238,632
AptarGroup, Inc.	2,616	309,865
Ardagh Group SA - Class A	991	15,539
Ashland Global Holdings, Inc.	4,078	314,210

Avery Dennison Corp.	347	39,409
Axalta Coating Systems Ltd.(1)	9,057	273,068
Berry Global Group, Inc.(1)	5,140	201,848
Cabot Corp.	3,655	165,645
Celanese Corp. - Class A	494,241	60,440,732
CF Industries Holdings, Inc.	12,823	630,892
Chemours Co.	10,342	154,509
Corteva, Inc.	1,610,944	45,106,432
Crown Holdings, Inc.(1)	3,485	230,219
Domtar Corp.	3,852	137,940
Dow, Inc.	518,380	24,700,807
DowDuPont, Inc.	788,888	56,255,603
Eagle Materials, Inc.(1)	499	44,915
Eastman Chemical Co.	8,812	650,590
Ecolab, Inc.(1)	284,269	56,296,633
Element Solutions, Inc.(1)	3,152,905	32,096,573
FMC Corp.	8,468	742,474
Freeport-McMoRan, Inc.	93,418	894,010
Graphic Packaging Holding Co.	18,649	275,073
Huntsman Corp.	14,489	337,014
International Flavors & Fragrances, Inc.	6,882	844,353
International Paper Co.	25,664	1,073,268
Linde Plc	596,398	115,534,221
LyondellBasell Industries NV - Class A	217,687	19,476,456
Martin Marietta Materials, Inc.	2,789	764,465
Mosaic Co.	23,135	474,267
NewMarket Corp.	31	14,635
Newmont Goldcorp Corp.	52,780	2,001,418
Nucor Corp.	19,760	1,005,982
Nutrien Ltd.	997,403	49,750,462
Olin Corp.	10,270	192,254
Owens-Illinois, Inc.	10,795	110,865
Packaging Corp. of America	6,031	639,889
PPG Industries, Inc.	10,399	1,232,385
Reliance Steel & Aluminum Co.	4,177	416,280

Royal Gold, Inc.	2,828	348,438
RPM International, Inc.	6,848	471,211
Sealed Air Corp.	9,329	387,247
Silgan Holdings, Inc.	4,920	147,772
Sonoco Products Co.	6,328	368,353
Southern Copper Corp.	1,446	49,352
Steel Dynamics, Inc.	13,468	401,346
United States Steel Corp.	10,655	123,065
Valvoline, Inc.	12,142	267,488
Vulcan Materials Co.	675	102,087
Westlake Chemical Corp.	2,235	146,437
Westrock Co.	16,454	599,748

		543,217,122

Real Estate – 2.90%
Alexandria Real Estate Equities, Inc.	7,196	1,108,472
American Campus Communities, Inc.	8,769	421,613
American Homes 4 Rent - Class A	9,290	240,518
American Tower Corp.	247,960	54,831,395
Apartment Investment & Management Co. - Class A	9,600	500,544
Apple Hospitality REIT, Inc.	13,332	221,045
AvalonBay Communities, Inc.	9,023	1,942,923
Boston Properties, Inc.	9,969	1,292,581
Brandywine Realty Trust	10,849	164,362
Brixmor Property Group, Inc.	19,620	398,090
Camden Property Trust	6,015	667,725
CBRE Group, Inc. - Class A(1)	13,615	721,731
Colony Capital, Inc.	28,895	173,948
Columbia Property Trust, Inc.	7,444	157,441
CoreSite Realty Corp.	510	62,143
Corporate Office Properties Trust	7,099	211,408
Cousins Properties, Inc.	9,214	346,354
CubeSmart	12,663	441,939
CyrusOne, Inc.	7,126	563,667
Digital Realty Trust, Inc.	13,521	1,755,161
Douglas Emmett, Inc.	11,051	473,314

Duke Realty Corp.	23,425	795,747
Empire State Realty Trust, Inc. - Class A	9,990	142,557
EPR Properties	5,081	390,526
Equity Commonwealth	7,626	261,190
Equity Residential	23,556	2,031,941
Essex Property Trust, Inc.	4,221	1,378,790
Extra Space Storage, Inc.	1,490	174,062
Federal Realty Investment Trust	4,929	671,034
Gaming & Leisure Properties, Inc.	13,266	507,292
HCP, Inc.	31,772	1,132,036
Healthcare Trust of America, Inc. - Class A	13,369	392,781
Highwoods Properties, Inc.	6,498	292,020
Host Hotels & Resorts, Inc.	47,338	818,474
Hudson Pacific Properties, Inc.	9,628	322,153
Invitation Homes, Inc.	30,832	912,936
Iron Mountain, Inc.	16,307	528,184
JBG SMITH Properties	7,747	303,760
Jones Lang LaSalle, Inc.	2,903	403,691
Kilroy Realty Corp.	6,303	490,941
Kimco Realty Corp.	25,943	541,690
Liberty Property Trust	919,661	47,206,199
Life Storage, Inc.	2,942	310,116
Macerich Co.	9,359	295,651
Medical Properties Trust, Inc.	29,000	567,240
MGM Growth Properties LLC - Class A	1,378,792	41,432,700
Mid-America Apartment Communities, Inc.	7,320	951,673
National Retail Properties, Inc.	10,442	588,929
Omega Healthcare Investors, Inc.	13,950	582,970
Outfront Media, Inc.	7,896	219,351
Paramount Group, Inc.	12,208	162,977
Park Hotels & Resorts, Inc.	15,551	388,308
Prologis, Inc.	40,691	3,467,687
Public Storage	287,777	70,583,065
Rayonier, Inc.	8,244	232,481
Realty Income Corp.	20,612	1,580,528

Regency Centers Corp.	10,717	744,724
Retail Properties of America, Inc. - Class A	14,370	177,038
Service Properties Trust	10,367	267,365
Simon Property Group, Inc.	2,221	345,699
SITE Centers Corp.	8,691	131,321
SL Green Realty Corp.	5,351	437,444
Spirit Realty Capital, Inc.	5,854	280,172
STORE Capital Corp.	14,009	524,077
Sun Communities, Inc.	4,397	652,735
Taubman Centers, Inc.	3,696	150,908
The Howard Hughes Corp.(1)	1,747	226,411
UDR, Inc.	17,907	868,131
Ventas, Inc.	24,081	1,758,635
VEREIT, Inc.	61,773	604,140
VICI Properties, Inc.	29,994	679,364
Vornado Realty Trust	11,261	716,988
Weingarten Realty Investors	7,703	224,388
Welltower, Inc.	26,163	2,371,676
Weyerhaeuser Co.	48,026	1,330,320
WP Carey, Inc.	11,074	991,123

		261,240,713

Utilities – 2.19%
AES Corp.	43,383	708,878
Alliant Energy Corp.	15,806	852,418
Ameren Corp.	15,793	1,264,230
American Electric Power Co., Inc.	31,887	2,987,493
American Water Works Co., Inc.	11,646	1,446,783
Aqua America, Inc.	13,910	623,585
Atmos Energy Corp.	7,704	877,409
Avangrid, Inc.	3,542	185,069
CenterPoint Energy, Inc.	32,533	981,846
CMS Energy Corp.	18,381	1,175,465
Consolidated Edison, Inc.	21,513	2,032,333
Dominion Energy, Inc.	669,809	54,281,321
DTE Energy Co.	11,876	1,579,033

Duke Energy Corp.	47,022	4,507,529
Edison International	536,647	40,473,917
Entergy Corp.	12,844	1,507,372
Evergy, Inc.	15,418	1,026,222
Eversource Energy	20,977	1,792,904
Exelon Corp.	1,045,680	50,516,801
FirstEnergy Corp.	34,261	1,652,408
Hawaiian Electric Industries, Inc.	6,895	314,481
IDACORP, Inc.	3,400	383,078
MDU Resources Group, Inc.	12,468	351,473
National Fuel Gas Co.	5,209	244,406
NextEra Energy, Inc.	30,973	7,216,399
NiSource, Inc.	24,381	729,479
NRG Energy, Inc.	16,455	651,618
OGE Energy Corp.	12,803	581,000
PG&E Corp.(1)	33,772	337,720
Pinnacle West Capital Corp.	7,397	718,027
PPL Corp.	46,850	1,475,306
Public Service Enterprise Group, Inc.	32,536	2,019,835
Sempra Energy	17,715	2,614,911
Southern Co.	67,457	4,166,819
UGI Corp.	13,365	671,858
Vistra Energy Corp.	27,460	734,006
WEC Energy Group, Inc.	20,346	1,934,905
Xcel Energy, Inc.	33,075	2,146,237

		197,764,574

Total Common Stocks (Cost: $7,407,412,746)		8,782,892,181

SHORT-TERM INVESTMENTS – 2.56%
Money Market Funds – 2.38%
Goldman Sachs Financial Square Government Fund - Class I, 1.84%(2)	214,888,509	$214,888,509

Total Money Market Funds (Cost: $214,888,509)		214,888,509

	Principal Amount	Value
Time Deposits – 0.18%
Banco Santander, Frankfurt, 1.40% due 10/01/2019	$239,451	239,451
Barclays Bank, London, 1.40% due 10/01/2019	15,599,312	15,599,312
Brown Brothers Harriman, 1.40% due 10/01/2019	1,671	1,671

Total Time Deposits (Cost: $15,840,434)		15,840,434

Total Short-Term Investments (Cost: $230,728,943)		230,728,943

TOTAL INVESTMENTS IN SECURITIES – 99.98%
(Cost: $7,638,141,689)		9,013,621,124

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.02%		1,766,546

TOTAL NET ASSETS – 100.00%		$9,015,387,670

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Large Cap Value Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$454,844,148	$—	$—	$454,844,148
Consumer Discretionary	1,076,003,123	60,104,077	—	1,136,107,200
Consumer Staples	622,708,798	31,645,375	—	654,354,173
Energy	470,074,205	—	—	470,074,205
Financials	1,727,475,837	95,011	—	1,727,570,848
Healthcare	971,316,434	—	—	971,316,434
Industrials	1,388,084,443	—	—	1,388,084,443
Information Technology	916,855,888	61,462,433	—	978,318,321
Materials	543,217,122	—	—	543,217,122
Real Estate	261,240,713	—	—	261,240,713
Utilities	197,764,574	—	—	197,764,574
Short-Term Investments
Money Market Funds	214,888,509	—	—	214,888,509
Time Deposits	—	15,840,434	—	15,840,434

Total Assets	$8,844,473,794	$169,147,330	$—	$9,013,621,124

Bridge Builder Small/Mid Cap Growth Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.57%
Communication Services – 3.06%
Altice USA, Inc. - Class A(1)	21,177	$607,356
AMC Networks, Inc. - Class A(1)	2,853	140,253
Anterix Inc.(1)	4,191	151,714
Bandwidth, Inc. - Class A(1)	5,332	347,167
Boingo Wireless, Inc.(1)	17,238	191,342
Boston Omaha Corp. - Class A(1)	2,872	56,952
Cable One, Inc.	295	370,136
Cardlytics, Inc.(1)	5,375	180,170
Care.com, Inc.(1)	7,693	80,392
Cargurus, Inc. - Class A(1)	29,322	907,516
Cars.com, Inc.(1)	3,730	33,495
CBS Corp. - Class B	20,209	815,837
Central European Media Enterprises Ltd. - Class A(1)	34,788	156,372
Clear Channel Outdoor Holdings, Inc. - Class A(1)	5,058	12,746
Cogent Communications Holdings, Inc.	16,617	915,597
Electronic Arts, Inc.(1)	22,735	2,223,938
Entravision Communications Corp. - Class A	4,280	13,610
Eros International Plc(1)	2,333	4,456
Eventbrite, Inc. - Class A(1)	14,384	254,741
EverQuote, Inc. - Class A(1)	3,486	74,391
Fluent, Inc.(1)	15,913	43,522
Fox Corp. - Class A	2,241	70,670
Fox Corp. - Class B	1,117	35,230
Glu Mobile, Inc.(1)	46,223	230,653
Gogo, Inc.(1)	21,992	132,612
Gray Television, Inc.(1)	14,674	239,480
Hemisphere Media Group, Inc. - Class A(1)	6,017	73,528

IDT Corp. - Class B(1)	4,892	51,513
IMAX Corp.(1)	20,744	455,331
InterActiveCorp(1)	26,858	5,854,238
Interpublic Group of Companies, Inc.	2,334	50,321
Iridium Communications, Inc.(1)	131,058	2,788,914
John Wiley & Sons, Inc. - Class A	557,953	24,516,455
Liberty Media Corp.-Liberty Braves - Class A(1)	3,836	106,756
Liberty Media Corp.-Liberty Braves - Class C(1)	14,291	396,575
Liberty TripAdvisor Holdings, Inc. - Class A(1)	28,738	270,425
Live Nation Entertainment, Inc.(1)	608,207	40,348,452
LiveXLive Media, Inc.(1)	13,219	26,504
Loral Space & Communications, Inc.(1)	5,039	208,615
Madison Square Garden Co. - Class A(1)	116	30,568
Match Group, Inc.	3,696	264,042
MDC Partners, Inc. - Class A(1)	22,058	62,204
Meet Group, Inc.(1)	18,197	59,595
Meredith Corp.	15,755	577,578
National CineMedia, Inc.	2,908	23,846
New York Times Co. - Class A	2,088	59,466
Nexstar Media Group, Inc. - Class A	2,338	239,201
Omnicom Group, Inc.	7,770	608,391
Ooma, Inc.(1)	7,523	78,239
ORBCOMM, Inc.(1)	23,276	110,794
Pareteum Corp.(1)	19,683	25,391
Pinterest, Inc. - Class A(1)	456,130	12,064,639
QuinStreet, Inc.(1)	17,949	225,978
Rosetta Stone, Inc.(1)	1,368	23,803
Shenandoah Telecommunications Co.	18,954	602,169
Sinclair Broadcast Group, Inc. - Class A	3,901	166,729
Sirius XM Holdings, Inc.	92,468	578,387
Spotify Technology SA(1)	8,001	912,114
Take-Two Interactive Software, Inc.(1)	34,567	4,332,628
TechTarget, Inc.(1)	9,035	203,513
Travelzoo(1)	2,215	23,678

TripAdvisor, Inc.(1)	6,421	248,364
TrueCar, Inc.(1)	34,772	118,225
Twitter, Inc.(1)	50,981	2,100,417
Vonage Holdings Corp.(1)	60,605	684,837
World Wrestling Entertainment, Inc. - Class A	2,948	209,750
Yelp, Inc. - Class A(1)	27,403	952,254
Zayo Group Holdings, Inc.(1)	15,306	518,873
Zynga, Inc. - Class A(1)	2,012,428	11,712,331

		121,255,979

Consumer Discretionary – 11.81%
1-800-Flowers.com, Inc. - Class A(1)	9,872	146,056
Aaron’s, Inc.	125,843	8,086,671
Advance Auto Parts, Inc.	305,051	50,455,435
American Eagle Outfitters, Inc.	57,756	936,802
America’s Car-Mart, Inc.(1)	2,450	224,665
Aptiv Plc	281,108	24,574,461
Asbury Automotive Group, Inc.(1)	7,662	784,052
At Home Group, Inc.(1)	1,173	11,284
AutoZone, Inc.(1)	1,653	1,792,877
Best Buy, Inc.	3,170	218,698
Biglari Holdings, Inc. - Class B(1)	323	35,207
BJ’s Restaurants, Inc.	8,137	316,041
Bloomin’ Brands, Inc.	34,436	651,874
Boot Barn Holdings, Inc.(1)	11,056	385,854
Boyd Gaming Corp.	29,010	694,790
Bright Horizons Family Solutions, Inc.(1)	76,533	11,671,283
Brinker International, Inc.	11,219	478,715
Burlington Stores, Inc.(1)	44,249	8,841,835
Camping World Holdings, Inc. - Class A	12,847	114,338
Canada Goose Holdings, Inc.(1)	66,167	2,909,363
Capri Holdings Ltd.(1)	3,992	132,375
Career Education Corp.(1)	27,326	434,210
CarMax, Inc.(1)	5,326	468,688
Carrols Restaurant Group, Inc.(1)	862	7,146

Carter’s, Inc.	1,341	122,313
Carvana Co. - Class A(1)	3,016	199,056
Cavco Industries, Inc.(1)	3,406	654,259
Centric Brands, Inc.(1)	7,672	19,257
Century Communities, Inc.(1)	4,343	133,026
Cheesecake Factory, Inc.	16,466	686,303
Chegg, Inc.(1)	45,924	1,375,424
Chewy, Inc. - Class A(1)	360,990	8,873,134
Children’s Place, Inc.	6,085	468,484
Chipotle Mexican Grill, Inc. - Class A(1)	1,730	1,454,013
Choice Hotels International, Inc.	990	88,070
Churchill Downs, Inc.	13,882	1,713,802
Chuy’s Holdings, Inc.(1)	1,569	38,848
Clarus Corp.	3,026	35,480
Collectors Universe	3,005	85,582
Columbia Sportswear Co.	1,311	127,023
Core-Mark Holding Co., Inc.	17,914	575,308
Cracker Barrel Old Country Store, Inc.	7,620	1,239,393
Crocs, Inc.(1)	24,536	681,119
Darden Restaurants, Inc.	8,347	986,782
Dave & Buster’s Entertainment, Inc.	14,414	561,425
Deckers Outdoor Corp.(1)	11,565	1,704,218
Delphi Technologies Plc	268,778	3,601,625
Denny’s Corp.(1)	17,155	390,534
Designer Brands, Inc. - Class A	9,143	156,528
Dine Brands Global, Inc.	3,840	291,302
Dollar General Corp.	16,511	2,624,258
Dollar Tree, Inc.(1)	8,666	989,311
Domino’s Pizza, Inc.	27,175	6,646,733
Dorman Products, Inc.(1)	10,632	845,669
Drive Shack, Inc.(1)	21,950	94,605
Duluth Holdings, Inc. - Class B(1)	4,363	36,998
Dunkin’ Brands Group, Inc.	5,225	414,656
Eldorado Resorts, Inc.(1)	26,008	1,036,939

Empire Resorts, Inc.(1)	598	5,759
Etsy, Inc.(1)	8,093	457,255
Everi Holdings, Inc.(1)	27,222	230,298
Expedia Group, Inc.	267,996	36,021,342
Five Below, Inc.(1)	31,741	4,002,540
Floor & Decor Holdings, Inc. - Class A(1)	93,903	4,803,138
Fox Factory Holding Corp.(1)	53,447	3,326,541
Funko, Inc. - Class A(1)	7,027	144,581
Gentherm, Inc.(1)	180,606	7,420,198
Golden Entertainment, Inc.(1)	3,186	42,342
GoPro, Inc. - Class A(1)	45,473	235,778
Grand Canyon Education, Inc.(1)	34,655	3,403,121
Green Brick Partners, Inc.(1)	729	7,800
Greenlane Holdings, Inc. - Class A(1)	2,104	7,133
Groupon, Inc. - Class A(1)	179,001	476,143
GrubHub, Inc.(1)	423,998	23,832,928
H&R Block, Inc.	2,082	49,177
Hamilton Beach Brands Holding Co. - Class A	2,495	40,344
Hanesbrands, Inc.	18,799	288,001
Hasbro, Inc.	7,868	933,853
Helen of Troy Ltd.(1)	76,527	12,065,247
Hibbett Sports, Inc.(1)	571	13,076
Hilton Grand Vacations, Inc.(1)	747	23,904
Hilton Worldwide Holdings, Inc.	19,172	1,785,105
Hooker Furniture Corp.	331	7,097
Hudson Ltd. - Class A(1)	399,684	4,904,123
Inspired Entertainment, Inc.(1)	2,961	21,290
Installed Building Products, Inc.(1)	8,913	511,071
iRobot Corp.(1)	10,851	669,181
Jack in the Box, Inc.	1,598	145,610
Johnson Outdoors, Inc. - Class A	1,215	71,150
K12, Inc.(1)	1,250	33,000
KB Home	6,783	230,622
Kontoor Brands, Inc.	4,200	147,420

Kura Sushi USA, Inc. - Class A(1)	704	13,813
L Brands, Inc.	2,458	48,152
La-Z-Boy, Inc.	7,591	254,982
LCI Industries	9,639	885,342
Leaf Group Ltd.(1)	4,788	20,110
Legacy Housing Corp.(1)	890	14,418
Lennar Corp. - Class A	7,838	437,752
Lennar Corp. - Class B	467	20,721
LGI Homes, Inc.(1)	7,913	659,311
Lindblad Expeditions Holdings, Inc.(1)	9,026	151,276
Lithia Motors, Inc. - Class A	5,373	711,278
LKQ Corp.(1)	2,914	91,645
Lovesac Co.(1)	3,626	67,697
Lululemon Athletica, Inc.(1)	34,917	6,722,570
Lumber Liquidators Holdings, Inc.(1)	1,985	19,592
Malibu Boats, Inc. - Class A(1)	8,232	252,558
Marine Products Corp.	2,812	39,818
MarineMax, Inc.(1)	483	7,477
Marriott Vacations Worldwide Corp.	3,063	317,357
MasterCraft Boat Holdings, Inc.(1)	7,401	110,460
Mattel, Inc.(1)	15,928	181,420
MercadoLibre, Inc.(1)	64,240	35,411,015
MGM Resorts International	2,920	80,942
Monarch Casino & Resort, Inc.(1)	3,548	147,916
Monro, Inc.	12,876	1,017,333
Murphy USA, Inc.(1)	2,111	180,068
Nathan’s Famous, Inc.	478	34,344
National Vision Holdings, Inc.(1)	30,972	745,496
Noodles & Co. - Class A(1)	11,157	63,149
Nordstrom, Inc.	7,280	245,118
Norwegian Cruise Line Holdings Ltd.(1)	2,894	149,822
NVR, Inc.(1)	219	814,100
Ollie’s Bargain Outlet Holdings, Inc.(1)	146,290	8,578,446
O’Reilly Automotive, Inc.(1)	5,101	2,032,800

Overstock.com, Inc.(1)	1,700	18,003
Oxford Industries, Inc.	2,577	184,771
Papa John’s International, Inc.	7,828	409,796
Penn National Gaming, Inc.(1)	4,991	92,957
PetMed Express, Inc.	2,314	41,698
Planet Fitness, Inc. - Class A(1)	5,731	331,653
PlayAGS, Inc.(1)	10,650	109,482
Polaris Industries, Inc.	3,495	307,595
Pool Corp.	70,025	14,124,043
Purple Innovation, Inc.(1)	364	2,741
Quotient Technology, Inc.(1)	3,041	23,781
RealReal, Inc.(1)	1,760	39,354
Red Rock Resorts, Inc. - Class A	27,621	560,844
Regis Corp.(1)	677	13,689
Rent-A-Center, Inc.	19,275	497,102
RH(1)	1,859	317,573
Roku, Inc. - Class A(1)	5,773	587,460
Ross Stores, Inc.	370,772	40,729,304
Rubicon Project, Inc.(1)	13,109	114,179
Ruth’s Hospitality Group, Inc.	10,961	223,769
Sally Beauty Holdings, Inc.(1)	684,000	10,184,760
Scientific Games Corp.(1)	22,093	449,593
SeaWorld Entertainment, Inc.(1)	18,726	492,868
Select Interior Concepts, Inc. - Class A(1)	2,282	29,598
Service Corp. International	4,346	207,782
ServiceMaster Global Holdings, Inc.(1)	1,482	82,844
Shake Shack, Inc. - Class A(1)	11,486	1,126,087
Shutterstock, Inc.(1)	7,514	271,406
Six Flags Entertainment Corp.	510	25,903
Skechers U.S.A., Inc. - Class A(1)	3,202	119,595
Skyline Champion Corp.(1)	19,934	599,814
Sleep Number Corp.(1)	10,453	431,918
Sonos, Inc.(1)	27,895	374,072
Sotheby’s(1)	12,509	712,763

Standard Motor Products, Inc.	1,743	84,623
Steven Madden Ltd.	271,812	9,728,151
Stitch Fix, Inc. - Class A(1)	14,849	285,843
Stoneridge, Inc.(1)	1,152	35,677
Strategic Education, Inc.	8,446	1,147,642
Sturm Ruger & Co., Inc.	6,009	250,936
Superior Group of Companies, Inc.	1,138	18,345
Tailored Brands, Inc.	17,520	77,088
Target Hospitality Corp.(1)	12,940	88,121
Taylor Morrison Home Corp. - Class A(1)	5,768	149,622
Tempur Sealy International, Inc.(1)	3,117	240,632
Texas Roadhouse, Inc. - Class A	160,002	8,403,305
The Habit Restaurants, Inc. - Class A(1)	2,455	21,457
TopBuild Corp.(1)	13,423	1,294,380
Tractor Supply Co.	231,048	20,895,981
Twin River Worldwide Holdings, Inc.	7,849	179,193
Ulta Beauty, Inc.(1)	83,825	21,010,736
Under Armour, Inc. - Class A(1)	8,514	169,769
Under Armour, Inc. - Class C(1)	8,492	153,960
Universal Electronics, Inc.(1)	4,847	246,712
Vail Resorts, Inc.	2,429	552,743
Waitr Holdings, Inc.(1)	3,833	4,925
Wayfair, Inc. - Class A(1)	4,205	471,465
Wendy’s Co.	12,417	248,092
Williams-Sonoma, Inc.	979	66,552
Wingstop, Inc.	57,878	5,051,592
Winmark Corp.	361	63,677
Winnebago Industries, Inc.	8,605	330,002
Wolverine World Wide, Inc.	16,025	452,867
Wyndham Hotels & Resorts, Inc.	1,919	99,289
Wynn Resorts Ltd.	5,495	597,416
YETI Holdings, Inc.(1)	12,224	342,272
Yum China Holdings, Inc.	19,817	900,286
ZAGG, Inc.(1)	655	4,107

		467,714,918

Consumer Staples – 6.22%
22nd Century Group, Inc.(1)	45,570	102,988
B&G Foods, Inc.	2,480	46,897
BJ’s Wholesale Club Holdings, Inc.(1)	15,157	392,112
Boston Beer Inc. - Class A(1)	3,295	1,199,644
Bridgford Foods Corp.(1)	749	22,597
Brown-Forman Corp. - Class A	2,874	171,721
Brown-Forman Corp. - Class B	292,848	18,384,997
Calavo Growers, Inc.	114,132	10,863,084
Campbell Soup Co.	342,439	16,067,238
Casey’s General Stores, Inc.	116,617	18,793,996
Celsius Holdings, Inc.(1)	9,975	34,663
Church & Dwight Co., Inc.	16,690	1,255,756
Clorox Co.	6,948	1,055,193
Coca-Cola Consolidated, Inc.	1,857	564,287
Craft Brew Alliance, Inc.(1)	667	5,463
elf Beauty, Inc.(1)	1,481	25,932
Flowers Foods, Inc.	524,150	12,123,589
Freshpet, Inc.(1)	13,608	677,270
Grocery Outlet Holding Corp.(1)	179	6,208
Herbalife Nutrition Ltd.(1)	1,048	39,677
Hershey Co.	8,526	1,321,445
HF Foods Group, Inc.(1)	2,968	50,604
Hormel Foods Corp.	458,000	20,028,340
Inter Parfums, Inc.	6,966	487,411
J&J Snack Foods Corp.	5,981	1,148,352
John B Sanfilippo & Son, Inc.	3,413	329,696
Kellogg Co.	6,393	411,390
Lamb Weston Holdings, Inc.	343,553	24,983,174
Lancaster Colony Corp.	5,408	749,819
LifeVantage Corp.(1)	5,422	74,281
Limoneira Co.	1,734	31,836
McCormick & Co., Inc.	82,386	12,876,932

Medifast, Inc.	4,494	465,713
MGP Ingredients, Inc.	5,103	253,517
Molson Coors Brewing Co. - Class B	295,000	16,962,500
Monster Beverage Corp.(1)	68,847	3,997,257
National Beverage Corp.	4,652	206,363
New Age Beverages Corp.(1)	30,446	84,031
Performance Food Group Co.(1)	40,672	1,871,319
Pilgrim’s Pride Corp.(1)	1,218	39,031
Post Holdings, Inc.(1)	1,983	209,881
PriceSmart, Inc.	768	54,605
Primo Water Corp.(1)	13,756	168,924
Revlon, Inc. - Class A(1)	2,331	54,755
Sanderson Farms, Inc.	6,613	1,000,745
Sprouts Farmers Market, Inc.(1)	3,844	74,343
The Chefs’ Warehouse, Inc.(1)	9,679	390,257
The J.M. Smucker Co.	232,000	25,524,640
Tootsie Roll Industries, Inc.	5,745	213,369
TreeHouse Foods, Inc.(1)	271,638	15,062,327
Turning Point Brands, Inc.	3,328	76,744
US Foods Holding Corp.(1)	585,000	24,043,500
USANA Health Sciences, Inc.(1)	5,092	348,242
Vector Group Ltd.	41,500	494,265
WD-40 Co.	56,648	10,397,174
Youngevity International, Inc.(1)	3,882	17,352

		246,337,446

Energy – 0.54%
Altus Midstream Co. - Class A(1)	20,242	57,285
Apergy Corp.(1)	186,847	5,054,211
Ardmore Shipping Corp.(1)	2,471	16,531
Brigham Minerals, Inc. - Class A	4,570	90,943
Cabot Oil & Gas Corp.	160,269	2,815,926
Cactus, Inc. - Class A(1)	18,636	539,326
Cheniere Energy, Inc.(1)	9,079	572,522
Core Laboratories NV	101,875	4,749,412

CVR Energy, Inc.	4,817	212,093
Diamondback Energy, Inc.	2,307	207,422
DMC Global, Inc.	5,598	246,200
Dorian LPG Ltd.(1)	2,166	22,440
Equitrans Midstream Corp.	1,388	20,195
Evolution Petroleum Corp.	9,183	53,629
Falcon Minerals Corp.	2,365	13,599
FTS International, Inc.(1)	5,655	12,667
GasLog Ltd.	10,597	136,171
Golar LNG Ltd.	2,857	37,112
Goodrich Petroleum Corp.(1)	2,717	28,882
Isramco, Inc.(1)	283	34,721
Jagged Peak Energy, Inc.(1)	16,510	119,863
Liberty Oilfield Services, Inc. - Class A	6,187	67,005
Matador Resources Co.(1)	4,322	71,443
NextDecade Corp.(1)	4,317	24,866
ONEOK, Inc.	8,910	656,578
Parsley Energy, Inc. - Class A	103,246	1,734,533
Pioneer Natural Resources Co.	4,844	609,230
PrimeEnergy Resources Corp.(1)	167	19,205
ProPetro Holding Corp.(1)	17,748	161,329
RigNet, Inc.(1)	5,157	39,967
Ring Energy, Inc.(1)	9,618	15,774
Rosehill Resources, Inc. - Class A(1)	3,749	7,311
Solaris Oilfield Infrastructure, Inc. - Class A	12,210	163,858
SRC Energy, Inc.(1)	500,284	2,331,323
Tellurian, Inc.(1)	37,282	310,000
U.S. Well Services, Inc.(1)	6,016	13,175
Uranium Energy Corp.(1)	71,631	69,833

		21,336,580

Financials – 8.95%
Alleghany Corp.(1)	102	81,372
Ameriprise Financial, Inc.	1,217	179,021
Ameris Bancorp	3,787	152,389

Arch Capital Group Ltd.(1)	3,574	150,037
Ares Management Corp. - Class A	26,466	709,553
Argo Group International Holdings Ltd.	187,704	13,184,329
Arthur J. Gallagher & Co.	332,596	29,790,624
Artisan Partners Asset Management, Inc. - Class A	10,550	297,932
Assetmark Financial Holdings, Inc.(1)	2,506	65,281
Athene Holding Ltd. - Class A(1)	3,987	167,693
Atlantic Capital Bancshares, Inc.(1)	665	11,531
Axis Capital Holdings Ltd.	571	38,097
Axos Financial, Inc.(1)	14,515	401,340
Bank First Corp.	2,188	144,802
Bank of NT Butterfield & Son Ltd.	7,034	208,488
Bank7 Corp.	211	3,967
Baycom Corp.(1)	1,580	35,882
Blucora, Inc.(1)	13,815	298,957
Brown & Brown, Inc.	833	30,038
Bryn Mawr Bank Corp.	109,788	4,008,360
Cambridge Bancorp	464	34,805
Camden National Corp.	105,605	4,574,809
CBOE Global Markets, Inc.	1,851	212,698
Century Bancorp, Inc. - Class A	177	15,505
CIT Group, Inc.	450	20,389
City Holding Co.	549	41,861
CNB Financial Corporation, Inc.	342	9,815
Coastal Financial Corp.(1)	1,778	26,866
Cohen & Steers, Inc.	207,615	11,404,292
Columbia Banking System, Inc.	439,570	16,220,133
Comerica, Inc.	559	36,888
Commerce Bancshares, Inc.	197,400	11,972,310
ConnectOne Bancorp, Inc.	3,344	74,237
Cowen, Inc. - Class A(1)	5,355	82,413
Crawford & Co. - Class A	5,627	61,222
Credit Acceptance Corp.(1)	627	289,241
CrossFirst Bankshares, Inc.(1)	543	7,768

Cullen/Frost Bankers, Inc.	167,000	14,787,850
Curo Group Holdings Corp.(1)	6,692	88,870
Diamond Hill Investment Group, Inc.	1,101	152,081
Discover Financial Services	7,547	611,986
E*TRADE Financial Corp.	2,966	129,585
Eagle Bancorp, Inc.	741	33,063
eHealth, Inc.(1)	8,843	590,624
Elevate Credit, Inc.(1)	6,539	27,529
Enova International, Inc.(1)	8,498	176,334
Enstar Group Ltd.(1)	791	150,227
Entegra Financial Corp.(1)	304	9,132
Erie Indemnity Co. - Class A	1,112	206,443
Esquire Financial Holdings, Inc.(1)	957	23,734
Essent Group Ltd.	19,370	923,368
Evercore, Inc. - Class A	981	78,578
Everest Re Group Ltd.	150,460	40,035,901
FactSet Research Systems, Inc.	2,540	617,144
FB Financial Corp.	3,231	121,324
Federal Agricultural Mortgage Corp. - Class C	1,062	86,723
Federated Investors, Inc. - Class B	38,130	1,235,793
FedNat Holding Co.	2,308	32,289
Fidelity D&D Bancorp, Inc.	433	26,954
First Capital, Inc.	88	5,089
First Financial Bankshares, Inc.	51,515	1,716,995
First Financial Corp.	464	20,170
First Foundation, Inc.	5,149	78,651
First Republic Bank	202,421	19,574,111
FirstCash, Inc.	74,367	6,817,223
Focus Financial Partners, Inc. - Class A(1)	11,915	283,577
FS Bancorp, Inc.	263	13,808
GAMCO Investors, Inc. - Class A	1,869	36,539
Glacier Bancorp, Inc.	4,753	192,306
Global Indemnity Ltd.	721	18,003
Goosehead Insurance, Inc. - Class A	4,561	225,085

Great Western Bancorp, Inc.	253,289	8,358,537
Green Dot Corp. - Class A(1)	15,873	400,793
Greene County Bancorp, Inc.	1,078	29,537
Greenhill & Co., Inc.	6,530	85,674
GWG Holdings, Inc.(1)	414	4,132
Hamilton Lane, Inc. - Class A	8,636	491,907
Hanmi Financial Corp.	645	12,113
HarborOne Bancorp, Inc.(1)	4,815	48,463
Health Insurance Innovations, Inc. - Class A(1)	3,818	95,183
Heritage Commerce Corp.	1,855	21,806
Heritage Insurance Holdings, Inc.	1,110	16,595
Hingham Institution for Savings	264	49,896
HomeTrust Bancshares, Inc.	1,986	51,775
Houlihan Lokey, Inc. - Class A	247,042	11,141,594
Independent Bank Corp.	1,207	90,103
Independent Bank Corp. MI	2,376	50,644
Independent Bank Group, Inc.	3,742	196,867
Interactive Brokers Group, Inc. - Class A	1,344	72,280
Investar Holding Corp.	1,074	25,561
Investors Title Co.	86	13,769
James River Group Holdings Ltd.	5,595	286,688
Kearny Financial Corp.	10,669	139,124
Kemper Corp.	760	59,242
Kinsale Capital Group, Inc.	8,067	833,402
Ladenburg Thalmann Financial Services, Inc.	43,129	102,216
Lakeland Financial Corp.	7,257	319,163
Lazard Ltd. - Class A	2,675	93,625
LegacyTexas Financial Group, Inc.	7,492	326,127
LendingTree, Inc.(1)	520	161,424
LPL Financial Holdings, Inc.	5,537	453,480
Malvern Bancorp, Inc.(1)	592	12,923
Markel Corp.(1)	74	87,461
MarketAxess Holdings, Inc.	21,570	7,064,175
Marlin Business Services Corp.	1,166	29,372

MBIA, Inc.(1)	2,873	26,518
Meridian Bancorp, Inc.	2,876	53,925
Meta Financial Group, Inc.	8,122	264,858
Midland States Bancorp, Inc.	993	25,868
Moelis & Co. - Class A	15,340	503,919
Morningstar, Inc.	47,318	6,915,053
Mr Cooper Group, Inc.(1)	14,438	153,332
MSCI, Inc. - Class A	5,578	1,214,610
National Bank Holdings Corp. - Class A	3,885	132,828
National General Holdings Corp.	16,151	371,796
NMI Holdings, Inc. - Class A(1)	25,759	676,431
Northeast Bank	244	5,409
Northern Trust Corp.	275,000	25,663,000
Oak Valley Bancorp	225	3,773
Palomar Holdings, Inc. - Class A(1)	50,690	1,998,200
PCSB Financial Corp.	782	15,632
People’s Utah Bancorp	412	11,655
Pioneer Bancorp, Inc.(1)	435	5,433
PJT Partners, Inc. - Class A	5,247	213,553
PRA Group, Inc.(1)	156,113	5,275,058
Preferred Bank Los Angeles	1,638	85,798
Primerica, Inc.	2,035	258,913
ProSight Global, Inc.(1)	1,403	27,162
Prosperity Bancshares, Inc.	215,000	15,185,450
Provident Bancorp, Inc.(1)	145	3,484
Pzena Investment Management, Inc. - Class A	7,045	62,841
Raymond James Financial, Inc.	1,985	163,683
Red River Bancshares, Inc.(1)	79	3,426
Regional Management Corp.(1)	1,770	49,843
Reliant Bancorp, Inc.	377	9,040
RenaissanceRe Holdings Ltd.	1,122	217,051
Richmond Mutual Bancorporation, Inc.(1)	582	8,142
RLI Corp.	15,798	1,467,792
Safeguard Scientifics, Inc.(1)	7,531	85,402

Sculptor Capital Management, Inc. - Class A	3,567	69,485
Seacoast Banking Corp. of Florida(1)	3,316	83,928
SEI Investments Co.	4,161	246,560
Selective Insurance Group, Inc.	10,492	788,893
ServisFirst Bancshares, Inc.	15,706	520,654
Siebert Financial Corp.(1)	2,797	25,732
Signature Bank	1,800	214,596
Silvercrest Asset Management Group, Inc. - Class A	3,414	41,992
South State Corp.	146,124	11,003,137
Southern Missouri Bancorp, Inc.	156	5,683
State Auto Financial Corp.	541	17,523
Stock Yards Bancorp, Inc.	1,721	63,143
SVB Financial Group(1)	77,344	16,161,029
Synchrony Financial	12,157	414,432
Synovus Financial Corp.	744	26,605
T Rowe Price Group, Inc.	4,495	513,554
Texas Capital Bancshares, Inc.(1)	134,546	7,352,939
The Progressive Corp.	274,520	21,206,670
Tradeweb Markets, Inc. - Class A	229,753	8,496,266
TriState Capital Holdings, Inc.(1)	2,304	48,476
Triumph Bancorp, Inc.(1)	4,549	145,068
Trupanion, Inc.(1)	11,178	284,145
UMB Financial Corp.	140,069	9,045,656
Union Bankshares, Inc.	391	12,340
United Community Banks, Inc.	2,341	66,367
United Community Financial Corp.	2,874	30,982
United Fire Group, Inc.	738	34,671
Unity Bancorp, Inc.	290	6,424
Universal Insurance Holdings, Inc.	4,051	121,489
Value Line, Inc.	389	8,850
Veritex Holdings, Inc.	6,148	149,181
Virtu Financial, Inc. - Class A	1,375	22,495
Virtus Investment Partners, Inc.	341	37,704
Voya Financial, Inc.	693	37,727

Walker & Dunlop, Inc.	1,383	77,351
Waterstone Financial, Inc.	950	16,321
West Bancorporation, Inc.	1,277	27,762
Westamerica Bancorporation	1,854	115,282
Western Alliance Bancorp	714	32,901
WisdomTree Investments, Inc.	19,418	101,459
World Acceptance Corp.(1)	1,430	182,339

		354,414,374

Healthcare – 20.05%
ABIOMED, Inc.(1)	15,657	2,785,224
Acadia Healthcare Co., Inc.(1)	97,704	3,036,640
ACADIA Pharmaceuticals, Inc.(1)	41,554	1,495,528
Accelerate Diagnostics, Inc.(1)	10,797	200,500
Acceleron Pharma, Inc.(1)	14,781	583,997
Accuray, Inc.(1)	34,856	96,551
AcelRx Pharmaceuticals, Inc.(1)	9,592	21,102
Acer Therapeutics, Inc.(1)	2,660	8,485
Adaptive Biotechnologies Corp.(1)	758	23,422
Addus HomeCare Corp.(1)	4,168	330,439
ADMA Biologics, Inc.(1)	17,774	79,094
Aduro Biotech, Inc.(1)	23,568	24,982
Adverum Biotechnologies, Inc.(1)	21,328	116,238
Aeglea BioTherapeutics, Inc.(1)	1,518	11,673
Aerie Pharmaceuticals, Inc.(1)	16,579	318,648
Affimed NV(1)	19,796	58,200
Agenus, Inc.(1)	42,733	110,251
AgeX Therapeutics, Inc.(1)	7,838	15,362
Agilent Technologies, Inc.	1,985	152,111
Agios Pharmaceuticals, Inc.(1)	396	12,830
Aimmune Therapeutics, Inc.(1)	17,632	369,214
Akcea Therapeutics, Inc.(1)	4,841	74,503
Akero Therapeutics, Inc.(1)	1,473	33,511
Akorn, Inc.(1)	4,867	18,495
Albireo Pharma, Inc.(1)	4,294	85,880

Alder Biopharmaceuticals, Inc.(1)	28,815	543,451
Aldeyra Therapeutics, Inc.(1)	6,051	31,889
Alector, Inc.(1)	12,088	174,309
Alexion Pharmaceuticals, Inc.(1)	162,087	15,874,801
Align Technology, Inc.(1)	15,090	2,730,083
Allakos, Inc.(1)	7,661	602,384
Allogene Therapeutics, Inc.(1)	15,236	415,257
Alnylam Pharmaceuticals, Inc.(1)	6,011	483,405
Alphatec Holdings, Inc.(1)	13,445	67,494
Amedisys, Inc.(1)	12,400	1,624,524
American Renal Associates Holdings, Inc.(1)	2,920	18,454
AmerisourceBergen Corp. - Class A	10,292	847,340
Amicus Therapeutics, Inc.(1)	101,338	812,731
AMN Healthcare Services, Inc.(1)	18,232	1,049,434
Amneal Pharmaceuticals, Inc.(1)	37,249	108,022
Amphastar Pharmaceuticals, Inc.(1)	14,153	280,654
AnaptysBio, Inc.(1)	8,143	284,924
Anavex Life Sciences Corp.(1)	17,240	54,478
ANI Pharmaceuticals, Inc.(1)	3,588	261,493
Antares Pharma, Inc.(1)	63,959	213,943
Apellis Pharmaceuticals, Inc.(1)	19,197	462,456
Apollo Medical Holdings, Inc.(1)	10,864	191,424
Applied Therapeutics, Inc.(1)	819	9,001
Apyx Medical Corp.(1)	1,864	12,619
Arena Pharmaceuticals, Inc.(1)	15,711	719,092
ArQule, Inc.(1)	40,264	288,693
Arrowhead Pharmaceuticals, Inc.(1)	36,865	1,038,856
Arvinas, Inc.(1)	7,270	156,669
Assembly Biosciences, Inc.(1)	891	8,759
Atara Biotherapeutics, Inc.(1)	20,389	287,893
Athenex, Inc.(1)	27,033	328,856
Athersys, Inc.(1)	52,720	70,118
Atreca, Inc. - Class A(1)	1,993	24,394
AtriCure, Inc.(1)	14,571	363,401

Atrion Corp.	566	441,010
Audentes Therapeutics, Inc.(1)	17,818	500,508
Avalon GloboCare Corp.(1)	7,063	13,208
Avantor, Inc.(1)	11,055	162,509
Avedro, Inc.(1)	3,204	72,731
Avid Bioservices, Inc.(1)	20,713	109,779
Avrobio, Inc.(1)	8,044	113,581
Axcella Health Inc.(1)	573	3,243
Axogen, Inc.(1)	13,277	165,697
Axonics Modulation Technologies, Inc.(1)	6,041	162,624
Axsome Therapeutics, Inc.(1)	9,876	199,890
BeyondSpring, Inc.(1)	4,446	80,473
BioCryst Pharmaceuticals, Inc.(1)	37,189	106,546
BioDelivery Sciences International, Inc.(1)	32,971	138,808
Biohaven Pharmaceutical Holding Co. Ltd.(1)	15,468	645,325
BioLife Solutions, Inc.(1)	2,641	43,907
BioMarin Pharmaceutical, Inc.(1)	311,915	21,023,071
BioSig Technologies, Inc.(1)	6,341	52,313
BioSpecifics Technologies Corp.(1)	2,412	129,090
Bio-Techne Corp.	167,624	32,798,988
BioTelemetry, Inc.(1)	83,641	3,406,698
BioXcel Therapeutics, Inc.(1)	2,198	15,474
Blueprint Medicines Corp.(1)	19,294	1,417,530
Bridgebio Pharma, Inc.(1)	7,128	153,038
Bruker Corp.	6,888	302,590
Calithera Biosciences, Inc.(1)	2,926	9,041
Calyxt, Inc.(1)	3,447	19,441
Cambrex Corp.(1)	5,756	342,482
Cantel Medical Corp.	354,691	26,530,887
Cara Therapeutics, Inc.(1)	13,660	249,705
Cardiovascular Systems, Inc.(1)	165,093	7,845,219
CareDx, Inc.(1)	15,381	347,764
CASI Pharmaceuticals, Inc.(1)	18,622	62,197
Castle Biosciences, Inc.(1)	1,111	20,098

Castlight Health, Inc. - Class B(1)	39,750	56,048
Catalent, Inc.(1)	779,830	37,166,698
Catalyst Pharmaceuticals, Inc.(1)	38,549	204,695
Catasys, Inc.(1)	2,851	44,932
Celcuity, Inc.(1)	2,169	36,830
Cellular Biomedicine Group, Inc.(1)	3,572	53,080
CEL-SCI Corp.(1)	9,730	86,986
Centene Corp.(1)	23,141	1,001,080
Cerecor, Inc.(1)	9,097	29,929
Cerner Corp.	82,849	5,647,816
Cerus Corp.(1)	48,522	250,131
Change Healthcare, Inc.(1)	1,599	19,316
Charles River Laboratories International, Inc.(1)	3,264	432,056
Checkpoint Therapeutics, Inc.(1)	10,003	24,907
Chemed Corp.	1,055	440,536
ChemoCentryx, Inc.(1)	16,213	109,924
Chiasma, Inc.(1)	13,384	66,251
ChromaDex Corp.(1)	15,194	59,788
Clovis Oncology, Inc.(1)	19,991	78,565
Codexis, Inc.(1)	20,759	284,710
Coherus Biosciences, Inc.(1)	10,168	206,004
Collegium Pharmaceutical, Inc.(1)	12,720	146,026
ConforMIS, Inc.(1)	25,333	47,119
CONMED Corp.	133,216	12,808,718
Constellation Pharmaceuticals, Inc.(1)	5,737	37,061
Corbus Pharmaceuticals Holdings, Inc.(1)	23,359	113,758
Corcept Therapeutics, Inc.(1)	37,802	534,331
Corindus Vascular Robotics, Inc.(1)	35,928	153,772
CorMedix, Inc.(1)	9,190	58,632
Cortexyme, Inc.(1)	1,029	25,653
CorVel Corp.(1)	3,546	268,432
Crinetics Pharmaceuticals, Inc.(1)	4,321	64,988
Cross Country Healthcare, Inc.(1)	1,890	19,467
CryoLife, Inc.(1)	14,487	393,322

CryoPort, Inc.(1)	12,554	205,321
Cue Biopharma, Inc.(1)	7,714	65,029
Cutera, Inc.(1)	5,520	161,350
Cyclerion Therapeutics, Inc.(1)	8,938	108,329
Cymabay Therapeutics, Inc.(1)	27,397	140,273
Cytokinetics, Inc.(1)	19,921	226,701
CytomX Therapeutics, Inc.(1)	17,894	132,058
CytoSorbents Corp.(1)	12,212	61,426
Deciphera Pharmaceuticals, Inc.(1)	7,526	255,432
Denali Therapeutics, Inc.(1)	18,830	288,476
Dentsply Sirona, Inc.	502,000	26,761,620
Dermira, Inc.(1)	18,387	117,493
DexCom, Inc.(1)	40,527	6,048,249
Dicerna Pharmaceuticals, Inc.(1)	20,329	291,924
Dova Pharmaceuticals, Inc.(1)	3,304	92,347
Dynavax Technologies Corp. - Class A(1)	28,915	103,371
Eagle Pharmaceuticals, Inc.(1)	3,588	202,973
Editas Medicine, Inc.(1)	19,720	448,433
Edwards Lifesciences Corp.(1)	135,000	29,687,850
Eidos Therapeutics, Inc.(1)	4,397	158,160
Eiger Biopharmaceuticals, Inc.(1)	9,344	95,776
Eloxx Pharmaceuticals, Inc.(1)	8,802	39,785
Emergent BioSolutions, Inc.(1)	18,014	941,772
Enanta Pharmaceuticals, Inc.(1)	6,800	408,544
Encompass Health Corp.	3,367	213,064
Endo International Plc(1)	5,702	18,303
Enochian Biosciences, Inc.(1)	757	4,164
Ensign Group, Inc.	19,965	946,940
Envista Holdings Corp.(1)	59,880	1,669,454
Epizyme, Inc.(1)	22,296	229,983
Esperion Therapeutics, Inc.(1)	9,891	362,604
Evelo Biosciences, Inc.(1)	1,075	6,558
Evofem Biosciences, Inc.(1)	4,985	25,124
Evolent Health, Inc. - Class A(1)	6,531	46,958

Evolus, Inc.(1)	5,898	92,127
Exact Sciences Corp.(1)	8,665	783,056
Exelixis, Inc.(1)	110,427	1,952,902
EyePoint Pharmaceuticals, Inc.(1)	17,025	30,815
Fate Therapeutics, Inc.(1)	20,536	318,924
FibroGen, Inc.(1)	27,550	1,018,799
Flexion Therapeutics, Inc.(1)	13,376	183,318
Fluidigm Corp.(1)	27,383	126,783
Forty Seven, Inc.(1)	8,667	55,642
Fulcrum Therapeutics, Inc.(1)	1,385	9,196
G1 Therapeutics, Inc.(1)	7,867	179,210
Galectin Therapeutics, Inc.(1)	15,607	57,278
Genesis Healthcare, Inc. - Class A(1)	32,849	36,462
GenMark Diagnostics, Inc.(1)	21,426	129,842
Genomic Health, Inc.(1)	10,644	721,876
Glaukos Corp.(1)	14,296	893,643
Global Blood Therapeutics, Inc.(1)	22,863	1,109,313
Globus Medical, Inc. - Class A(1)	198,795	10,162,400
GlycoMimetics, Inc.(1)	13,603	58,629
Gossamer Bio, Inc.(1)	9,237	155,089
Gritstone Oncology, Inc.(1)	2,299	19,852
Guardant Health, Inc.(1)	2,468	157,532
Haemonetics Corp.(1)	20,237	2,552,695
Halozyme Therapeutics, Inc.(1)	57,158	886,521
Hanger, Inc.(1)	2,351	47,913
Harpoon Therapeutics, Inc.(1)	1,303	17,799
Health Catalyst, Inc.(1)	2,716	85,934
HealthEquity, Inc.(1)	69,719	3,984,092
HealthStream, Inc.(1)	3,918	101,437
Henry Schein, Inc.(1)	1,274	80,899
Heron Therapeutics, Inc.(1)	29,237	540,885
Heska Corp.(1)	2,752	195,034
Hill-Rom Holdings, Inc.	2,319	244,028
HMS Holdings Corp.(1)	140,393	4,838,645

Hologic, Inc.(1)	95,033	4,798,216
Homology Medicines, Inc.(1)	9,811	177,579
Hookipa Pharma Inc.(1)	739	5,543
Horizon Therapeutics Plc(1)	1,399	38,095
ICON Plc(1)	39,102	5,761,289
ICU Medical, Inc.(1)	50,106	7,996,918
IDEXX Laboratories, Inc.(1)	141,927	38,594,209
Illumina, Inc.(1)	10,471	3,185,488
ImmunoGen, Inc.(1)	31,094	75,247
Immunomedics, Inc.(1)	62,608	830,182
Incyte Corp.(1)	119,930	8,902,404
Innoviva, Inc.(1)	25,063	264,164
Inogen, Inc.(1)	7,252	347,443
Inovalon Holdings, Inc. - Class A(1)	27,986	458,691
Inovio Pharmaceuticals, Inc.(1)	35,988	73,775
Insmed, Inc.(1)	35,213	621,157
Inspire Medical Systems, Inc.(1)	5,289	322,735
Insulet Corp.(1)	4,022	663,348
Integer Holdings Corp.(1)	9,397	710,037
Integra LifeSciences Holdings Corp.(1)	677,908	40,721,934
Intellia Therapeutics, Inc.(1)	10,773	143,820
Intercept Pharmaceuticals, Inc.(1)	9,941	659,685
Intersect ENT, Inc.(1)	12,089	205,634
Intra-Cellular Therapies, Inc.(1)	8,730	65,213
Intrexon Corp.(1)	7,467	42,711
IntriCon Corp.(1)	3,257	63,316
Intuitive Surgical, Inc.(1)	7,324	3,954,447
Invitae Corp.(1)	34,276	660,499
Ionis Pharmaceuticals, Inc.(1)	8,675	519,719
Iovance Biotherapeutics, Inc.(1)	45,268	823,878
IQVIA Holdings, Inc.(1)	5,198	776,477
iRadimed Corp.(1)	1,803	37,899
iRhythm Technologies, Inc.(1)	9,789	725,463
Ironwood Pharmaceuticals, Inc. - Class A(1)	60,939	523,161

Jazz Pharmaceuticals Plc(1)	3,329	426,578
Kadmon Holdings, Inc.(1)	51,403	129,536
Kala Pharmaceuticals, Inc.(1)	4,248	16,164
Kaleido BioSciences, Inc.(1)	1,853	13,953
KalVista Pharmaceuticals, Inc.(1)	4,548	52,757
Karuna Therapeutics, Inc.(1)	1,408	22,979
Karyopharm Therapeutics, Inc.(1)	23,120	222,414
Kezar Life Sciences, Inc.(1)	395	1,296
Kindred Biosciences, Inc.(1)	14,284	97,845
Kiniksa Pharmaceuticals Ltd. - Class A(1)	5,257	44,737
Kodiak Sciences, Inc.(1)	9,349	134,439
Krystal Biotech, Inc.(1)	4,108	142,650
Kura Oncology, Inc.(1)	13,416	203,521
La Jolla Pharmaceutical Co.(1)	8,273	72,802
Laboratory Corp. of America Holdings(1)	118,393	19,890,024
Lantheus Holdings, Inc.(1)	15,122	379,033
LeMaitre Vascular, Inc.	5,488	187,580
Lexicon Pharmaceuticals, Inc.(1)	16,684	50,219
LHC Group, Inc.(1)	11,897	1,351,023
Ligand Pharmaceuticals, Inc.(1)	43,915	4,371,299
Liquidia Technologies, Inc.(1)	4,942	17,594
LivaNova Plc(1)	15,121	1,115,779
Livongo Health, Inc.(1)	4,849	84,567
LogicBio Therapeutics, Inc.(1)	3,216	34,765
MacroGenics, Inc.(1)	8,801	112,301
Madrigal Pharmaceuticals, Inc.(1)	3,067	264,437
Magellan Health, Inc.(1)	4,667	289,821
Magenta Therapeutics, Inc.(1)	7,545	77,412
MannKind Corp.(1)	73,033	91,291
Marinus Pharmaceuticals, Inc.(1)	19,305	29,730
Marker Therapeutics, Inc.(1)	10,772	55,045
Masimo Corp.(1)	93,171	13,862,913
McKesson Corp.	1,371	187,361
Medicines Co.(1)	9,880	494,000

MediciNova, Inc.(1)	16,500	131,258
Medidata Solutions, Inc.(1)	167,086	15,288,369
Medpace Holdings, Inc.(1)	10,894	915,532
MEI Pharma, Inc.(1)	27,304	45,871
MeiraGTx Holdings Plc(1)	6,700	106,865
Meridian Bioscience, Inc.	1,346	12,774
Merit Medical Systems, Inc.(1)	210,496	6,411,708
Mesa Laboratories, Inc.	1,517	360,697
Mettler-Toledo International, Inc.(1)	50,508	35,577,835
Millendo Therapeutics, Inc.(1)	3,448	24,515
Minerva Neurosciences, Inc.(1)	9,897	76,702
Mirati Therapeutics, Inc.(1)	10,751	837,610
Mirum Pharmaceuticals, Inc.(1)	839	8,440
MISONIX, Inc.(1)	2,923	58,752
Moderna, Inc.(1)	12,438	198,013
Molecular Templates, Inc.(1)	3,992	26,307
Molina Healthcare, Inc.(1)	3,271	358,894
Momenta Pharmaceuticals, Inc.(1)	39,012	505,596
Morphic Holding, Inc.(1)	1,509	27,328
Mustang Bio, Inc.(1)	11,176	36,434
MyoKardia, Inc.(1)	17,567	916,119
Myriad Genetics, Inc.(1)	3,232	92,532
NanoString Technologies, Inc.(1)	11,891	256,727
Natera, Inc.(1)	22,095	724,716
National Research Corp.	4,768	275,352
Natus Medical, Inc.(1)	13,368	425,637
Nektar Therapeutics - Class A(1)	1,729	31,494
Neogen Corp.(1)	68,410	4,659,405
NeoGenomics, Inc.(1)	37,673	720,308
Neurocrine Biosciences, Inc.(1)	6,126	552,014
Neuronetics, Inc.(1)	5,216	43,345
Nevro Corp.(1)	11,845	1,018,315
NextCure, Inc.(1)	1,122	34,614
NextGen Healthcare, Inc.(1)	21,690	339,882

NGM Biopharmaceuticals, Inc.(1)	2,571	35,608
Novavax, Inc.(1)	3,286	16,496
Novocure Ltd.(1)	34,324	2,566,749
NuVasive, Inc.(1)	69,482	4,403,769
Ocular Therapeutix, Inc.(1)	16,784	51,023
Odonate Therapeutics, Inc.(1)	4,729	123,096
Omeros Corp.(1)	18,501	302,121
Omnicell, Inc.(1)	142,601	10,305,774
OncoCyte Corp.(1)	7,886	16,561
OPTIMIZERx Corp.(1)	5,386	77,989
Optinose, Inc.(1)	9,696	67,872
Option Care Health, Inc.(1)	5,586	17,875
Organogenesis Holdings, Inc.(1)	4,411	28,980
Orthofix Medical, Inc.(1)	5,406	286,626
OrthoPediatrics Corp.(1)	3,480	122,705
Pacific Biosciences of California, Inc.(1)	51,678	266,658
Pacira BioSciences, Inc.(1)	118,066	4,494,773
Palatin Technologies, Inc.(1)	81,194	73,789
Paratek Pharmaceuticals, Inc.(1)	12,800	55,296
Penumbra, Inc.(1)	27,167	3,653,690
PerkinElmer, Inc.	1,637	139,423
Personalis, Inc.(1)	2,740	40,210
PetIQ, Inc. - Class A(1)	7,626	207,885
Pfenex, Inc.(1)	11,950	100,858
PhaseBio Pharmaceuticals, Inc.(1)	5,927	24,716
Phibro Animal Health Corp. - Class A	7,640	162,961
Phreesia, Inc.(1)	3,414	82,755
Pieris Pharmaceuticals, Inc.(1)	18,075	61,636
Portola Pharmaceuticals, Inc.(1)	29,539	792,236
PRA Health Sciences, Inc.(1)	35,904	3,562,754
Precision BioSciences, Inc.(1)	3,821	32,058
Prestige Consumer Healthcare, Inc.(1)	176,811	6,133,574
Prevail Therapeutics, Inc.(1)	2,265	27,814
Principia Biopharma, Inc.(1)	4,970	140,353

Progenics Pharmaceuticals, Inc.(1)	34,494	174,367
Protagonist Therapeutics, Inc.(1)	4,339	52,111
PTC Therapeutics, Inc.(1)	22,666	766,564
Pulse Biosciences, Inc.(1)	4,501	69,495
Puma Biotechnology, Inc.(1)	12,108	130,343
Quanterix Corp.(1)	5,084	111,645
Quidel Corp.(1)	13,986	858,041
R1 RCM, Inc.(1)	41,122	367,219
Ra Pharmaceuticals, Inc.(1)	13,764	325,519
Radius Health, Inc.(1)	17,871	460,178
RadNet, Inc.(1)	16,706	239,898
Reata Pharmaceuticals, Inc. - Class A(1)	3,331	267,446
Recro Pharma, Inc.(1)	7,460	82,657
REGENXBIO, Inc.(1)	13,233	471,095
Repligen Corp.(1)	77,903	5,974,381
Replimune Group, Inc.(1)	4,639	64,482
ResMed, Inc.	49,493	6,686,999
resTORbio, Inc.(1)	252	2,228
Retrophin, Inc.(1)	16,282	188,708
Revance Therapeutics, Inc.(1)	14,540	189,020
Rhythm Pharmaceuticals, Inc.(1)	9,135	197,225
Rigel Pharmaceuticals, Inc.(1)	58,600	109,582
Rocket Pharmaceuticals, Inc.(1)	11,761	137,016
Rockwell Medical, Inc.(1)	22,881	63,152
Rubius Therapeutics, Inc.(1)	13,600	106,760
Sage Therapeutics, Inc.(1)	3,419	479,652
Sangamo Therapeutics, Inc.(1)	31,886	288,568
Sarepta Therapeutics, Inc.(1)	4,783	360,256
Savara, Inc.(1)	14,903	39,493
Scholar Rock Holding Corp.(1)	6,829	61,120
Seattle Genetics, Inc.(1)	7,753	662,106
Select Medical Holdings Corp.(1)	43,452	720,000
Senseonics Holdings, Inc.(1)	50,261	49,683
Seres Therapeutics, Inc.(1)	14,177	56,850

Shockwave Medical, Inc.(1)	2,669	79,883
SI-BONE, Inc.(1)	6,388	112,876
Sientra, Inc.(1)	12,831	83,145
SIGA Technologies, Inc.(1)	21,911	112,184
Silk Road Medical, Inc.(1)	4,676	152,110
Simulations Plus, Inc.	4,659	161,667
SmileDirectClub, Inc. - Class A(1)	366,240	5,083,411
Solid Biosciences, Inc.(1)	1,265	13,080
Soliton, Inc.(1)	2,050	21,915
Sorrento Therapeutics, Inc.(1)	50,038	107,081
Spark Therapeutics, Inc.(1)	13,565	1,315,534
Spectrum Pharmaceuticals, Inc.(1)	40,247	333,849
Spero Therapeutics, Inc.(1)	178	1,887
STAAR Surgical Co.(1)	17,591	453,496
Stemline Therapeutics, Inc.(1)	17,869	186,016
STERIS Plc	118,105	17,064,991
Stoke Therapeutics, Inc.(1)	2,820	60,602
Supernus Pharmaceuticals, Inc.(1)	19,558	537,454
Surgery Partners, Inc.(1)	626	4,623
Surmodics, Inc.(1)	5,191	237,436
Sutro Biopharma, Inc.(1)	823	7,481
Syndax Pharmaceuticals, Inc.(1)	7,883	58,886
Syneos Health, Inc. - Class A(1)	462,008	24,583,446
Synthorx, Inc.(1)	3,345	54,423
Syros Pharmaceuticals, Inc.(1)	13,609	141,261
Tabula Rasa HealthCare, Inc.(1)	7,656	420,621
Tactile Systems Technology, Inc.(1)	7,216	305,381
Tandem Diabetes Care, Inc.(1)	65,075	3,838,124
TCR2 Therapeutics, Inc.(1)	469	7,049
Teladoc Health, Inc.(1)	28,243	1,912,616
Teleflex, Inc.	3,128	1,062,738
Tenet Healthcare Corp.(1)	37,955	839,565
TG Therapeutics, Inc.(1)	29,046	163,093
The Cooper Companies, Inc.	71,444	21,218,868

The Joint Corp.(1)	5,253	97,758
The Providence Service Corp.(1)	4,618	274,586
TherapeuticsMD, Inc.(1)	69,602	252,655
Theravance Biopharma, Inc.(1)	17,378	338,523
Tocagen, Inc.(1)	8,066	5,343
TransEnterix, Inc.(1)	53,521	33,172
Translate Bio, Inc.(1)	11,660	115,551
TransMedics Group, Inc.(1)	2,264	53,770
Tricida, Inc.(1)	8,696	268,446
Turning Point Therapeutics, Inc.(1)	2,498	93,925
Twist Bioscience Corp.(1)	8,695	207,637
Tyme Technologies, Inc.(1)	24,769	29,475
Ultragenyx Pharmaceutical, Inc.(1)	21,610	924,476
UNITY Biotechnology, Inc.(1)	7,536	45,970
Universal Health Services, Inc. - Class B	126,897	18,875,929
UroGen Pharma Ltd.(1)	7,445	177,414
US Physical Therapy, Inc.	4,967	648,442
Utah Medical Products, Inc.	1,185	113,570
Vanda Pharmaceuticals, Inc.(1)	20,710	275,029
Vapotherm, Inc.(1)	5,688	53,865
Varex Imaging Corp.(1)	6,445	183,940
Varian Medical Systems, Inc.(1)	135,282	16,110,733
VBI Vaccines, Inc.(1)	26,843	12,648
Veeva Systems, Inc. - Class A(1)	138,754	21,186,348
Veracyte, Inc.(1)	18,678	448,272
Vericel Corp.(1)	17,509	265,086
Verrica Pharmaceuticals, Inc.(1)	2,267	33,461
ViewRay, Inc.(1)	28,362	82,250
Viking Therapeutics, Inc.(1)	2,397	16,491
Vocera Communications, Inc.(1)	12,394	305,512
Voyager Therapeutics, Inc.(1)	9,564	164,596
Waters Corp.(1)	151,476	33,813,987
WaVe Life Sciences Ltd.(1)	6,946	142,601
WellCare Health Plans, Inc.(1)	3,063	793,838

West Pharmaceutical Services, Inc.	96,729	13,718,107
Wright Medical Group NV(1)	49,804	1,027,457
X4 Pharmaceuticals, Inc.(1)	4,615	58,657
Xbiotech, Inc.(1)	7,435	77,770
Xencor, Inc.(1)	18,719	631,392
Xeris Pharmaceuticals, Inc.(1)	10,064	98,929
Y-mAbs Therapeutics, Inc.(1)	8,007	208,662
ZIOPHARM Oncology, Inc.(1)	63,876	273,389
Zogenix, Inc.(1)	16,866	675,315
Zynerba Pharmaceuticals, Inc.(1)	9,013	68,138
Zynex, Inc.	6,172	58,696

		794,302,967

Industrials – 15.85%
AAON, Inc.	133,521	6,133,955
Actuant Corp. - Class A	10,669	234,078
Acuity Brands, Inc.	702	94,623
Advanced Disposal Services, Inc.(1)	26,988	878,999
Advanced Drainage Systems, Inc.	14,408	464,946
Aerojet Rocketdyne Holdings, Inc.(1)	20,324	1,026,565
Aerovironment, Inc.(1)	8,444	452,261
Air Lease Corp. - Class A	497	20,785
Air Transport Services Group, Inc.(1)	23,150	486,613
Alamo Group, Inc.	3,340	393,185
Alaska Air Group, Inc.	229,861	14,920,278
Albany International Corp. - Class A	12,115	1,092,288
Allegiant Travel Co. - Class A	5,140	769,252
Allegion Plc	4,804	497,935
Allied Motion Technologies, Inc.	2,728	96,326
Allison Transmission Holdings, Inc.	7,467	351,322
Altra Industrial Motion Corp.	257,965	7,144,341
American Airlines Group, Inc.	2,776	74,869
American Superconductor Corp.(1)	2,443	19,153
American Woodmark Corp.(1)	6,668	592,852
AMETEK, Inc.	352,256	32,344,146

AO Smith Corp.	344,038	16,414,053
Apogee Enterprises, Inc.	8,705	339,408
Applied Industrial Technologies, Inc.	15,186	862,565
Argan, Inc.	4,965	195,075
Armstrong World Industries, Inc.	3,317	320,754
ASGN, Inc.(1)	17,683	1,111,553
Astronics Corp.(1)	9,638	283,164
Atkore International Group, Inc.(1)	18,481	560,898
Avis Budget Group, Inc.(1)	23,395	661,143
Axon Enterprise, Inc.(1)	82,275	4,671,575
AZZ, Inc.	3,158	137,562
Barnes Group, Inc.	2,263	116,635
Barrett Business Services, Inc.	2,865	254,469
Beacon Roofing Supply, Inc.(1)	209,293	7,017,594
BG Staffing, Inc.	1,765	33,729
Blue Bird Corp.(1)	3,054	58,133
Brady Corp. - Class A	15,465	820,418
Brink’s Co.	19,727	1,636,355
Builders FirstSource, Inc.(1)	41,925	862,607
BWX Technologies, Inc.	4,788	273,921
Carlisle Companies, Inc.	3,296	479,700
Casella Waste Systems, Inc. - Class A(1)	17,611	756,216
CECO Environmental Corp.(1)	1,201	8,389
CH Robinson Worldwide, Inc.	7,002	593,630
Chart Industries, Inc.(1)	14,225	887,071
Cimpress NV(1)	8,555	1,127,891
Cintas Corp.	5,661	1,517,714
Columbus McKinnon Corp.	5,530	201,458
Comfort Systems USA, Inc.	14,370	635,585
Construction Partners, Inc. - Class A(1)	1,891	29,462
Continental Building Products, Inc.(1)	6,509	177,631
Copart, Inc.(1)	310,460	24,939,252
CoStar Group, Inc.(1)	62,737	37,215,588
Covanta Holding Corp.	46,630	806,233

CRA International, Inc.	784	32,904
CSW Industrials, Inc.	5,878	405,758
Cubic Corp.	1,955	137,691
Deluxe Corp.	1,017	49,996
Donaldson Co., Inc.	8,646	450,284
Douglas Dynamics, Inc.	8,881	395,826
Dover Corp.	4,304	428,506
Ducommun, Inc.(1)	776	32,902
Dycom Industries, Inc.(1)	9,608	490,488
EMCOR Group, Inc.	16,538	1,424,253
Energous Corp.(1)	11,203	37,138
Energy Recovery, Inc.(1)	14,598	135,250
EnerSys	11,004	725,604
EnPro Industries, Inc.	719	49,359
Equifax, Inc.	6,908	971,748
ESCO Technologies, Inc.	9,489	754,945
EVI Industries, Inc.	1,813	57,871
Evoqua Water Technologies Corp.(1)	29,611	503,979
Expeditors International of Washington, Inc.	8,242	612,298
Exponent, Inc.	20,460	1,430,154
Fastenal Co.	35,096	1,146,586
Federal Signal Corp.	22,256	728,661
Flowserve Corp.	1,899	88,702
Forrester Research, Inc.	4,243	136,370
Fortive Corp.	482,484	33,079,103
Fortune Brands Home & Security, Inc.	3,025	165,468
Forward Air Corp.	11,089	706,591
Foundation Building Materials, Inc.(1)	1,752	27,138
Franklin Covey Co.(1)	3,832	134,120
Franklin Electric Co., Inc.	17,351	829,551
FTI Consulting, Inc.(1)	1,377	145,948
Gencor Industries, Inc.(1)	565	6,560
Generac Holdings, Inc.(1)	24,172	1,893,634
General Finance Corp.(1)	1,896	16,761

Genesee & Wyoming, Inc. - Class A(1)	665	73,489
GMS, Inc.(1)	5,746	165,025
Gorman-Rupp Co.	1,436	49,958
Graco, Inc.	11,167	514,129
Graham Corp.	286	5,680
Granite Construction, Inc.	2,715	87,233
Great Lakes Dredge & Dock Corp.(1)	21,454	224,194
H&E Equipment Services, Inc.	9,796	282,713
Harsco Corp.(1)	31,445	596,197
Healthcare Services Group, Inc.	395,724	9,612,136
Heartland Express, Inc.	982	21,123
HEICO Corp.	2,645	330,308
HEICO Corp. - Class A	78,228	7,612,367
Heidrick & Struggles International, Inc.	744	20,311
Helios Technologies, Inc.	11,592	470,287
Herc Holdings, Inc.(1)	665	30,929
Heritage-Crystal Clean, Inc.(1)	4,243	112,440
Herman Miller, Inc.	23,324	1,075,003
Hexcel Corp.	5,353	439,642
Hillenbrand, Inc.	16,361	505,228
HNI Corp.	13,380	474,990
Hubbell, Inc. - Class B	2,026	266,216
Huntington Ingalls Industries, Inc.	2,186	462,973
Huron Consulting Group, Inc.(1)	1,104	67,719
IAA, Inc.(1)	8,205	342,395
ICF International, Inc.	4,435	374,624
IDEX Corp.	328,815	53,886,202
IES Holdings, Inc.(1)	1,433	29,505
IHS Markit Ltd.(1)	62,230	4,161,942
Ingersoll-Rand Plc	15,335	1,889,425
Insperity, Inc.	15,319	1,510,760
Interface, Inc. - Class A	20,726	299,283
JB Hunt Transport Services, Inc.	23,527	2,603,263
JELD-WEN Holding, Inc.(1)	23,818	459,449

JetBlue Airways Corp.(1)	1,717	28,760
John Bean Technologies Corp.	12,310	1,223,983
Kadant, Inc.	4,304	377,848
Kaman Corp.	1,510	89,785
KAR Auction Services, Inc.	8,139	199,812
Kforce, Inc.	8,524	322,506
Kimball International, Inc. - Class B	12,066	232,874
Knoll, Inc.	18,273	463,221
Korn Ferry	22,277	860,783
Kornit Digital Ltd.(1)	96,646	2,974,764
Kratos Defense & Security Solutions, Inc.(1)	249,580	4,640,940
L3Harris Technologies, Inc.	32,873	6,858,623
Landstar System, Inc.	46,184	5,199,395
Lawson Products, Inc.(1)	1,640	63,517
LB Foster Co. - Class A(1)	310	6,718
Lennox International, Inc.	2,164	525,787
Lincoln Electric Holdings, Inc.	3,773	327,345
Lindsay Corp.	1,489	138,254
Luxfer Holdings Plc	9,420	146,764
Lyft, Inc. - Class A(1)	233	9,516
Masonite International Corp.(1)	9,342	541,836
MasTec, Inc.(1)	23,726	1,540,529
McGrath RentCorp	6,525	454,075
Mercury Systems, Inc.(1)	83,527	6,779,887
Meritor, Inc.(1)	26,094	482,739
Mesa Air Group, Inc.(1)	3,396	22,906
Middleby Corp.(1)	22,544	2,635,394
Miller Industries, Inc.	333	11,089
Mistras Group, Inc.(1)	1,125	18,450
Mobile Mini, Inc.	5,816	214,378
Moog, Inc. - Class A	11,020	893,942
MRC Global, Inc.(1)	3,047	36,960
MSA Safety, Inc.	13,952	1,522,303
Mueller Industries, Inc.	12,083	346,540

Mueller Water Products, Inc. - Class A	36,677	412,249
MYR Group, Inc.(1)	6,381	199,661
National Presto Industries, Inc.	162	14,433
Nielsen Holdings Plc	3,001	63,771
Nordson Corp.	227,529	33,278,392
NRC Group Holdings Corp.(1)	3,889	48,379
NV5 Global, Inc.(1)	4,062	277,313
Old Dominion Freight Line, Inc.	1,864	316,824
Omega Flex, Inc.	1,150	117,588
PAM Transportation Services, Inc.(1)	542	32,038
Parsons Corp.(1)	7,569	249,626
Patrick Industries, Inc.(1)	5,954	255,308
PGT Innovations, Inc.(1)	10,948	189,072
Pitney Bowes, Inc.	30,829	140,889
Plug Power, Inc.(1)	93,374	245,574
Primoris Services Corp.	315,135	6,179,797
Proto Labs, Inc.(1)	56,371	5,755,479
Quanta Services, Inc.	2,150	81,270
Radiant Logistics, Inc.(1)	15,712	81,231
Raven Industries, Inc.	14,192	474,864
RBC Bearings, Inc.(1)	152,929	25,372,450
Republic Services, Inc. - Class A	910	78,761
Resources Connection, Inc.	3,722	63,237
REV Group, Inc.	1,792	20,483
Rexnord Corp.(1)	4,339	117,370
Robert Half International, Inc.	7,852	437,042
Rockwell Automation, Inc.	366,587	60,413,538
Rollins, Inc.	9,550	325,369
Saia, Inc.(1)	6,135	574,850
Scorpio Bulkers, Inc.	4,053	24,642
Sensata Technologies Holding Plc(1)	4,540	227,272
Simpson Manufacturing Co., Inc.	135,881	9,426,065
SiteOne Landscape Supply, Inc.(1)	68,819	5,093,982
Spartan Motors, Inc.	9,957	136,610

Spirit AeroSystems Holdings, Inc. - Class A	6,274	515,974
Spirit Airlines, Inc.(1)	21,268	772,028
SPX Corp.(1)	14,083	563,461
Steelcase, Inc. - Class A	8,398	154,523
Stericycle, Inc.(1)	243,000	12,375,990
Sterling Construction Co., Inc.(1)	2,318	30,482
Sunrun, Inc.(1)	44,596	744,976
Systemax, Inc.	3,731	82,119
Tennant Co.	7,118	503,243
Terex Corp.	19,030	494,209
Tetra Tech, Inc.	21,571	1,871,500
Thermon Group Holdings, Inc.(1)	3,589	82,475
Toro Co.	79,581	5,833,287
TPI Composites, Inc.(1)	11,305	211,969
Transcat, Inc.(1)	2,810	71,964
TransDigm Group, Inc.	2,702	1,406,850
TransUnion	12,687	1,029,043
Trex Co., Inc.(1)	56,776	5,162,642
TriNet Group, Inc.(1)	17,625	1,096,099
Triumph Group, Inc.	4,880	111,654
UniFirst Corp.	52,541	10,251,800
United Continental Holdings, Inc.(1)	3,513	310,584
United Rentals, Inc.(1)	157,078	19,578,202
Universal Forest Products, Inc.	20,941	835,127
Universal Logistics Holdings, Inc.	3,321	77,313
Upwork, Inc.(1)	22,322	296,994
US Ecology, Inc.	8,729	558,132
Verisk Analytics, Inc. - Class A	155,588	24,604,686
Viad Corp.	7,895	530,149
Vicor Corp.(1)	7,068	208,647
Vivint Solar, Inc.(1)	17,132	112,043
VSE Corp.	222	7,568
WABCO Holdings, Inc.(1)	2,902	388,143
Wabtec Corp.	3,376	242,599

Watsco, Inc.	41,667	7,049,223
Watts Water Technologies, Inc. - Class A	6,166	577,939
Welbilt, Inc.(1)	559,850	9,439,071
Wesco Aircraft Holdings, Inc.(1)	5,716	62,933
Willdan Group, Inc.(1)	3,947	138,461
Willis Lease Finance Corp.(1)	68	3,766
WillScot Corp. - Class A(1)	13,835	215,549
Woodward, Inc.	3,055	329,421
WW Grainger, Inc.	2,962	880,158
XPO Logistics, Inc.(1)	206,880	14,806,402
Xylem, Inc.	12,138	966,428

		627,888,966

Information Technology – 23.96%
2U, Inc.(1)	1,385	22,548
8x8, Inc.(1)	130,313	2,700,085
A10 Networks, Inc.(1)	22,082	153,249
Acacia Communications, Inc.(1)	15,025	982,635
ACI Worldwide, Inc.(1)	45,409	1,422,437
Adesto Technologies Corp.(1)	9,473	81,089
Advanced Energy Industries, Inc.(1)	15,078	865,628
Advanced Micro Devices, Inc.(1)	278,517	8,074,208
Agilysys, Inc.(1)	8,251	211,308
Airgain, Inc.(1)	3,756	44,133
Akamai Technologies, Inc.(1)	155,081	14,171,302
Akoustis Technologies, Inc.(1)	9,805	75,989
Alarm.com Holdings, Inc.(1)	14,531	677,726
Alliance Data Systems Corp.	286	36,645
Altair Engineering, Inc. - Class A(1)	182,115	6,304,821
Alteryx, Inc. - Class A(1)	3,086	331,529
Ambarella, Inc.(1)	5,059	317,882
American Software, Inc. - Class A	6,561	98,546
Amphenol Corp. - Class A	19,724	1,903,366
Anaplan, Inc.(1)	5,659	265,973
ANSYS, Inc.(1)	59,717	13,218,955

Appfolio, Inc. - Class A(1)	6,249	594,530
Appian Corp. - Class A(1)	12,355	586,862
Arista Networks, Inc.(1)	96,851	23,139,641
Aspen Technology, Inc.(1)	325,412	40,051,709
AstroNova, Inc.	2,817	45,551
Atlassian Corp. Plc - Class A(1)	330,959	41,515,497
Avalara, Inc.(1)	3,104	208,868
Avid Technology, Inc.(1)	11,563	71,575
Badger Meter, Inc.	86,493	4,644,674
Benefitfocus, Inc.(1)	11,792	280,768
Black Knight, Inc.(1)	9,736	594,480
Blackbaud, Inc.	281,728	25,451,308
Blackline, Inc.(1)	16,896	807,798
Booz Allen Hamilton Holding Corp. - Class A	9,199	653,313
Bottomline Technologies DE, Inc.(1)	16,981	668,202
Box, Inc. - Class A(1)	56,594	937,197
Brightcove, Inc.(1)	15,151	158,782
Broadridge Financial Solutions, Inc.	7,689	956,742
Brooks Automation, Inc.	24,354	901,829
Cabot Microelectronics Corp.	97,614	13,784,073
Cadence Design Systems, Inc.(1)	107,856	7,127,124
Calix, Inc.(1)	9,348	59,734
Cambium Networks Corp.(1)	1,034	10,030
Carbon Black, Inc.(1)	22,700	589,973
Carbonite, Inc.(1)	13,112	203,105
Cardtronics Plc - Class A(1)	11,880	359,251
Casa Systems, Inc.(1)	11,203	88,000
Cass Information Systems, Inc.	5,532	298,673
CDK Global, Inc.	8,241	396,310
CDW Corp.	9,824	1,210,710
Ceridian HCM Holding, Inc.(1)	4,453	219,845
CEVA, Inc.(1)	7,868	234,938
ChannelAdvisor Corp.(1)	10,320	96,286
Cision Ltd.(1)	36,152	278,009

Citrix Systems, Inc.	141,500	13,657,580
Clearfield, Inc.(1)	4,595	54,451
Cloudera, Inc.(1)	6,070	53,780
Coda Octopus Group, Inc.(1)	1,706	14,006
Cognex Corp.	93,637	4,600,386
CommVault Systems, Inc.(1)	15,993	715,047
CoreLogic, Inc.(1)	278	12,863
Cornerstone OnDemand, Inc.(1)	22,577	1,237,671
Corning, Inc.	16,538	471,664
Coupa Software, Inc.(1)	12,206	1,581,531
Cree, Inc.(1)	520	25,480
CSG Systems International, Inc.	13,017	672,719
CyberArk Software Ltd.(1)	27,351	2,730,177
DASAN Zhone Solutions, Inc.(1)	2,875	26,335
Datadog, Inc. - Class A(1)	196,380	6,659,246
Diebold Nixdorf, Inc.(1)	15,913	178,226
Digimarc Corp.(1)	4,403	172,113
Digital Turbine, Inc.(1)	30,843	198,783
Diodes, Inc.(1)	3,860	154,979
DocuSign, Inc. - Class A(1)	72,060	4,461,955
Dolby Laboratories, Inc. - Class A	80,386	5,196,151
Domo, Inc. - Class B(1)	6,920	110,582
Dropbox, Inc. - Class A(1)	14,348	289,399
DSP Group, Inc.(1)	3,016	42,480
Dynatrace, Inc.(1)	1,964	36,668
Ebix, Inc.	9,242	389,088
eGain Corp.(1)	8,032	64,296
Elastic NV(1)	2,996	246,691
Endurance International Group Holdings, Inc.(1)	28,175	105,656
Enphase Energy, Inc.(1)	36,225	805,282
Entegris, Inc.	9,125	429,422
Envestnet, Inc.(1)	95,587	5,419,783
EPAM Systems, Inc.(1)	3,519	641,584
ePlus, Inc.(1)	4,623	351,764

Euronet Worldwide, Inc.(1)	44,474	6,506,546
Everbridge, Inc.(1)	13,149	811,425
EVERTEC, Inc.	23,952	747,781
Evo Payments, Inc. - Class A(1)	14,007	393,877
Exela Technologies, Inc.(1)	15,892	18,753
ExlService Holdings, Inc.(1)	215,020	14,397,739
Extreme Networks, Inc.(1)	46,398	337,545
F5 Networks, Inc.(1)	3,751	526,715
Fabrinet(1)	13,247	692,818
Fair Isaac Corp.(1)	1,914	580,937
FARO Technologies, Inc.(1)	6,402	309,537
FireEye, Inc.(1)	13,423	179,063
Fiserv, Inc.(1)	38,210	3,958,174
Fitbit, Inc. - Class A(1)	18,141	69,117
Five9, Inc.(1)	23,668	1,271,918
FleetCor Technologies, Inc.(1)	5,766	1,653,573
FLIR Systems, Inc.	204,175	10,737,563
ForeScout Technologies, Inc.(1)	16,421	622,684
FormFactor, Inc.(1)	2,238	41,728
Fortinet, Inc.(1)	374,048	28,711,924
Gartner, Inc.(1)	5,922	846,787
Genpact Ltd.	11,790	456,863
Global Payments, Inc.	20,180	3,208,620
GoDaddy, Inc. - Class A(1)	11,919	786,416
GTT Communications, Inc.(1)	12,857	121,113
Guidewire Software, Inc.(1)	249,208	26,261,539
Hackett Group, Inc.	8,680	142,873
HubSpot, Inc.(1)	2,702	409,650
I3 Verticals, Inc. - Class A(1)	5,836	117,420
Ichor Holdings Ltd.(1)	2,026	48,989
Ideanomics, Inc.(1)	20,138	30,308
II-VI, Inc.(1)	22,725	800,147
Impinj, Inc.(1)	5,857	180,571
Inphi Corp.(1)	17,812	1,087,423

Insight Enterprises, Inc.(1)	5,142	286,358
Instructure, Inc.(1)	13,520	523,765
Intelligent Systems Corp.(1)	2,656	110,330
InterDigital, Inc.	12,336	647,270
International Money Express, Inc.(1)	5,291	72,698
IPG Photonics Corp.(1)	123,147	16,698,733
Iteris, Inc.(1)	15,596	89,599
Itron, Inc.(1)	13,578	1,004,229
j2 Global, Inc.	82,747	7,515,083
Jabil, Inc.	2,132	76,262
Jack Henry & Associates, Inc.	135,805	19,823,456
Keysight Technologies, Inc.(1)	204,779	19,914,758
Kimball Electronics, Inc.(1)	708	10,273
KLA-Tencor Corp.	10,782	1,719,190
KVH Industries, Inc.(1)	399	4,249
Lam Research Corp.	8,581	1,983,155
Lattice Semiconductor Corp.(1)	49,177	899,201
Limelight Networks, Inc.(1)	17,985	54,495
Littelfuse, Inc.	45,467	8,061,754
LivePerson, Inc.(1)	24,319	868,188
LogMeIn, Inc.	188,027	13,342,396
Majesco(1)	3,125	26,375
Manhattan Associates, Inc.(1)	59,033	4,762,192
Marvell Technology Group Ltd.	864,310	21,581,821
Maxim Integrated Products, Inc.	6,902	399,695
MAXIMUS, Inc.	25,150	1,943,089
MaxLinear, Inc. - Class A(1)	25,779	576,934
Medallia, Inc.(1)	836	22,931
Microchip Technology, Inc.	58,267	5,413,587
MicroStrategy, Inc. - Class A(1)	3,277	486,208
Mitek Systems, Inc.(1)	10,557	101,875
MobileIron, Inc.(1)	37,768	247,192
Model N, Inc.(1)	12,862	357,049
MongoDB, Inc. - Class A(1)	2,826	340,476

Monolithic Power Systems, Inc.	2,835	441,211
Monotype Imaging Holdings, Inc.	7,345	145,504
Motorola Solutions, Inc.	8,230	1,402,474
MTS Systems Corp.	2,387	131,882
Nanometrics, Inc.(1)	3,159	103,047
Napco Security Technologies, Inc.(1)	4,608	117,596
National Instruments Corp.	49,013	2,058,056
NCR Corp.(1)	8,086	255,194
NetApp, Inc.	16,172	849,192
New Relic, Inc.(1)	184,744	11,352,519
NIC, Inc.	26,044	537,809
Nice Ltd. - ADR(1)	110,720	15,921,536
nLight, Inc.(1)	12,998	203,549
Novanta, Inc.(1)	13,283	1,085,487
Nutanix, Inc. - Class A(1)	636,444	16,706,655
NVE Corp.	1,727	114,586
Okta, Inc. - Class A(1)	118,926	11,709,454
ON Semiconductor Corp.(1)	70,803	1,360,126
OneSpan, Inc.(1)	9,219	133,675
OSI Systems, Inc.(1)	6,585	668,773
Pagerduty, Inc.(1)	670	18,927
Palo Alto Networks, Inc.(1)	237,267	48,362,133
PAR Technology Corp.(1)	4,598	109,294
Paychex, Inc.	21,716	1,797,433
Paycom Software, Inc.(1)	3,324	696,345
Paylocity Holding Corp.(1)	108,599	10,597,090
PaySign, Inc.(1)	11,923	120,422
PDF Solutions, Inc.(1)	919	12,011
Pegasystems, Inc.	2,568	174,752
Perficient, Inc.(1)	12,847	495,637
Perspecta, Inc.	3,957	103,357
Phunware Inc.(1)	12,317	17,736
Plantronics, Inc.	13,142	490,459
Plexus Corp.(1)	1,545	96,578

Pluralsight, Inc. - Class A(1)	4,213	70,757
Power Integrations, Inc.	43,077	3,895,453
Presidio, Inc.	3,287	55,550
PRGX Global, Inc.(1)	8,242	42,446
Priority Technology Holdings(1)	2,478	11,944
Progress Software Corp.	17,584	669,247
Proofpoint, Inc.(1)	53,496	6,903,659
PROS Holdings, Inc.(1)	65,621	3,911,012
PTC, Inc.(1)	50,772	3,461,635
Pure Storage, Inc. - Class A(1)	1,225,420	20,758,615
Q2 Holdings, Inc.(1)	66,857	5,273,012
QAD, Inc. - Class A	2,213	102,196
Qualys, Inc.(1)	213,591	16,141,072
Rapid7, Inc.(1)	19,323	877,071
RealPage, Inc.(1)	5,388	338,690
Rimini Street, Inc.(1)	8,248	36,126
RingCentral, Inc. - Class A(1)	29,271	3,678,194
Rogers Corp.(1)	7,330	1,002,084
Rudolph Technologies, Inc.(1)	1,615	42,571
Sabre Corp.	3,281	73,478
SailPoint Technologies Holding, Inc.(1)	33,720	630,227
Sanmina Corp.(1)	6,074	195,036
Science Applications International Corp.	23,454	2,048,707
SecureWorks Corp. - Class A(1)	391	5,056
Semtech Corp.(1)	119,751	5,821,096
ServiceNow, Inc.(1)	174,230	44,228,285
SharpSpring, Inc.(1)	4,155	40,303
Shopify, Inc. - Class A(1)	20,967	6,534,575
ShotSpotter, Inc.(1)	3,201	73,719
Silicon Laboratories, Inc.(1)	99,654	11,096,473
Skyworks Solutions, Inc.	586	46,441
Smartsheet, Inc. - Class A(1)	5,889	212,181
SolarWinds Corp.(1)	827	15,258
Sonim Technologies, Inc.(1)	1,319	3,865

Splunk, Inc.(1)	538,043	63,413,748
SPS Commerce, Inc.(1)	176,139	8,290,863
Square, Inc. - Class A(1)	83,938	5,199,959
SS&C Technologies Holdings, Inc.	13,566	699,599
SVMK, Inc.(1)	33,981	581,075
Switch, Inc. - Class A	3,965	61,933
Synopsys, Inc.(1)	100,081	13,736,117
Telaria, Inc.(1)	17,283	119,426
Telenav, Inc.(1)	6,869	32,834
Tenable Holdings, Inc.(1)	14,546	325,539
Teradata Corp.(1)	7,658	237,398
Teradyne, Inc.	11,581	670,656
Trade Desk, Inc. - Class A(1)	2,599	487,442
Trimble, Inc.(1)	2,912	113,015
TTEC Holdings, Inc.	5,635	269,804
Tucows, Inc. - Class A(1)	3,772	204,292
Twilio, Inc. - Class A(1)	8,084	888,917
Tyler Technologies, Inc.(1)	17,766	4,663,575
Ubiquiti, Inc.	1,022	120,862
Unisys Corp.(1)	14,012	104,109
Universal Display Corp.	2,891	485,399
Upland Software, Inc.(1)	9,032	314,856
Varonis Systems, Inc.(1)	11,730	701,219
Verint Systems, Inc.(1)	24,439	1,045,500
VeriSign, Inc.(1)	4,904	925,042
Verra Mobility Corp. - Class A(1)	45,857	658,048
Versum Materials, Inc.	7,401	391,735
Viavi Solutions, Inc.(1)	90,739	1,270,800
VirnetX Holding Corp.(1)	24,317	131,312
Virtusa Corp.(1)	11,518	414,878
Vishay Precision Group, Inc.(1)	3,119	102,116
Western Union Co.	6,295	145,855
WEX, Inc.(1)	25,494	5,151,573
Workday, Inc. - Class A(1)	337,350	57,336,006

Workiva, Inc. - Class A(1)	14,550	637,727
Wrap Technologies, Inc.(1)	3,779	15,418
Xilinx, Inc.	17,205	1,649,960
Xperi Corp.	3,945	81,583
Yext, Inc.(1)	36,828	585,197
Zebra Technologies Corp. - Class A(1)	3,625	748,091
Zendesk, Inc.(1)	7,380	537,854
Zix Corp.(1)	21,267	153,973
Zscaler, Inc.(1)	4,171	197,121
Zuora, Inc. - Class A(1)	34,362	517,148

		949,132,388

Materials – 3.73%
Advanced Emissions Solutions, Inc.	5,733	85,078
AK Steel Holding Corp.(1)	54,374	123,429
Amyris, Inc.(1)	1,643	7,821
AptarGroup, Inc.	242,802	28,759,897
Avery Dennison Corp.	5,339	606,350
Axalta Coating Systems Ltd.(1)	4,314	130,067
Balchem Corp.	87,364	8,665,635
Ball Corp.	22,360	1,628,032
Berry Global Group, Inc.(1)	90,183	3,541,486
Boise Cascade Co.	3,677	119,833
CF Industries Holdings, Inc.	1,467	72,176
Chase Corp.	39,429	4,313,138
Cleveland-Cliffs, Inc.	15,549	112,264
Compass Minerals International, Inc.	13,516	763,519
Crown Holdings, Inc.(1)	5,089	336,179
Eagle Materials, Inc.	2,333	209,993
Element Solutions, Inc.(1)	5,943	60,500
Ferro Corp.(1)	26,056	309,024
Forterra, Inc.(1)	7,522	54,384
GCP Applied Technologies, Inc.(1)	21,420	412,335
Graphic Packaging Holding Co.	723,031	10,664,707
HB Fuller Co.	15,000	698,400

Ingevity Corp.(1)	107,910	9,155,084
Innospec, Inc.	82,685	7,370,541
International Flavors & Fragrances, Inc.	137,000	16,808,530
Kaiser Aluminum Corp.	3,252	321,851
Koppers Holdings, Inc.(1)	5,325	155,543
Kraton Corp.(1)	3,551	114,662
Louisiana-Pacific Corp.	6,864	168,717
Marrone Bio Innovations, Inc.(1)	20,472	28,866
Martin Marietta Materials, Inc.	141,445	38,770,075
Materion Corp.	3,264	200,279
Mayville Engineering Co., Inc.(1)	2,606	34,373
Myers Industries, Inc.	13,984	246,818
Neenah, Inc.	5,440	354,253
NewMarket Corp.	427	201,582
Novagold Resources, Inc.(1)	63,849	387,563
OMNOVA Solutions, Inc.(1)	17,584	177,071
Orion Engineered Carbons SA	16,061	268,379
PolyOne Corp.	28,644	935,227
Quaker Chemical Corp.	5,185	819,956
Reliance Steel & Aluminum Co.	58,606	5,840,674
Royal Gold, Inc.	1,401	172,617
RPM International, Inc.	1,424	97,986
Ryerson Holding Corp.(1)	6,120	52,204
Scotts Miracle-Gro Co.	2,678	272,674
Sealed Air Corp.	819	33,997
Sensient Technologies Corp.	8,836	606,591
Stepan Co.	869	84,345
Summit Materials, Inc. - Class A(1)	8,149	180,908
Tronox Holdings Plc - Class A	16,850	139,855
UFP Technologies, Inc.(1)	320	12,352
United States Lime & Minerals, Inc.	55	4,208
US Concrete, Inc.(1)	6,332	350,033
Valhi, Inc.	368	699
Verso Corp. - Class A(1)	841	10,412

Vulcan Materials Co.	8,189	1,238,504
Worthington Industries, Inc.	3,388	122,137
WR Grace & Co.	3,867	258,161

		147,671,974

Real Estate – 3.22%
Alexander’s, Inc.	840	292,664
Altisource Portfolio Solutions SA(1)	222	4,489
American Assets Trust, Inc.	19,109	893,155
American Finance Trust, Inc.	2,861	39,940
American Homes 4 Rent - Class A	7,382	191,120
Americold Realty Trust	12,988	481,465
Armada Hoffler Properties, Inc.	6,680	120,841
Bluerock Residential Growth REIT, Inc. - Class A	9,137	107,543
Brookfield Property REIT, Inc. - Class A	5,024	102,439
CareTrust REIT, Inc.	28,190	662,606
CBRE Group, Inc. - Class A(1)	8,374	443,906
Clipper Realty, Inc.	5,733	58,419
Colony Capital, Inc.	1,857	11,179
Community Healthcare Trust, Inc.	4,403	196,154
CoreSite Realty Corp.	57,986	7,065,594
Corporate Office Properties Trust	150,935	4,494,844
Cushman & Wakefield Plc(1)	37,922	702,695
Easterly Government Properties, Inc.	7,031	149,760
EastGroup Properties, Inc.	14,687	1,836,169
Equity LifeStyle Properties, Inc.	5,859	782,762
Essential Properties Realty Trust, Inc.	3,280	75,145
eXp World Holdings, Inc.(1)	6,291	52,719
Extra Space Storage, Inc.	6,787	792,857
First Industrial Realty Trust, Inc.	10,249	405,450
FirstService Corp.	53,967	5,535,395
Four Corners Property Trust, Inc.	27,070	765,540
Gladstone Commercial Corp.	3,417	80,300
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,811	52,791
Hudson Pacific Properties, Inc.	139,468	4,666,599

Innovative Industrial Properties, Inc. - Class A	4,267	394,143
Iron Mountain, Inc.	2,154	69,768
iStar, Inc.	16,784	219,031
Jones Lang LaSalle, Inc.	175,267	24,372,629
Kennedy-Wilson Holdings, Inc.	24,752	542,564
Lamar Advertising Co. - Class A	5,741	470,360
LTC Properties, Inc.	7,671	392,909
Marcus & Millichap, Inc.(1)	7,897	280,265
Maui Land & Pineapple Co., Inc.(1)	1,513	16,461
Monmouth Real Estate Investment Corp.	5,454	78,592
National Health Investors, Inc.	7,228	595,515
National Storage Affiliates Trust	23,109	771,147
New Senior Investment Group, Inc.	14,713	98,283
Newmark Group, Inc. - Class A	50,912	461,263
NexPoint Residential Trust, Inc.	7,448	348,268
Outfront Media, Inc.	1,489	41,364
Pennsylvania Real Estate Investment Trust	13,528	77,380
PS Business Parks, Inc.	7,928	1,442,500
QTS Realty Trust, Inc. - Class A	21,613	1,111,124
Redfin Corp.(1)	34,724	584,752
RMR Group, Inc. - Class A	5,951	270,651
Ryman Hospitality Properties, Inc.	18,085	1,479,534
Safehold, Inc.	385	11,743
Saul Centers, Inc.	4,269	232,703
SBA Communications Corp. - Class A	186,513	44,977,610
Seritage Growth Properties	1,222	51,923
Sun Communities, Inc.	1,436	213,174
Tanger Factory Outlet Centers, Inc.	36,164	559,819
Terreno Realty Corp.	278,996	14,253,906
The GEO Group, Inc.	47,031	815,518
The Howard Hughes Corp.(1)	844	109,382
UDR, Inc.	981	47,559
UMH Properties, Inc.	11,806	166,228
Uniti Group, Inc.	73,330	569,407
Universal Health Realty Income Trust	4,579	470,721

		127,662,736

Utilities – 0.18%
American States Water Co.	14,530	1,305,666
AquaVenture Holdings Ltd.(1)	908	17,643
Atlantic Power Corp.(1)	25,480	59,623
California Water Service Group	17,912	948,082
Chesapeake Utilities Corp.	6,333	603,662
Connecticut Water Service, Inc.	4,778	334,747
El Paso Electric Co.	2,722	182,592
Genie Energy Ltd. - Class B	2,057	15,345
Global Water Resources, Inc.	4,877	57,744
MGE Energy, Inc.	5,018	400,788
Middlesex Water Co.	5,468	355,201
New Jersey Resources Corp.	2,329	105,317
Northwest Natural Holding Co.	1,744	124,417
Ormat Technologies, Inc.	5,563	413,275
Otter Tail Corp.	6,857	368,564
Pure Cycle Corp.(1)	6,771	69,606
SJW Group	6,745	460,616
South Jersey Industries, Inc.	5,130	168,828
Southwest Gas Holdings, Inc.	2,456	223,594
Spark Energy, Inc. - Class A	4,695	49,532
Sunnova Energy International, Inc.(1)	1,371	14,738
TerraForm Power, Inc. - Class A	20,394	371,681
York Water Co.	4,546	198,478

		6,849,739

Total Common Stocks (Cost: $3,045,472,167)		3,864,568,067

RIGHTS – 0.00%(2)
Healthcare – 0.00%(2)
Corium International, Inc., expires 03/31/2020 - CVR(1)(4)	7,613	$1,370
Oncternal Therapeutics, Inc.(1)(4)	207	382

		1,752

Materials – 0.00%(2)
A. Schulman, Inc. - CVR(1)(4)	9,002	3,508

Total Rights (Cost: $0)		5,260

SHORT-TERM INVESTMENTS – 2.43%
Money Market Funds – 2.36%
Goldman Sachs Financial Square Government Fund - Class I, 1.84%(3)	93,629,171	$93,629,171

Total Money Market Funds (Cost: $93,629,171)		93,629,171

	Principal Amount	Value
Time Deposits – 0.07%
Citibank, New York, 1.40% due 10/01/2019	$2,782,373	2,782,373

Total Time Deposits (Cost: $2,782,373)		2,782,373

Total Short-Term Investments (Cost: $96,411,544)		96,411,544

TOTAL INVESTMENTS IN SECURITIES – 100.00%
(Cost: $3,141,883,711)		3,960,984,871

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.00%(2)		142,827

TOTAL NET ASSETS – 100.00%		$3,961,127,698

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
CVR	Contingent Value Right

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security or includes securities categorized as Level 3 per the Trust’s fair value hierarchy. The value of this securities total $5,260, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Small/Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$121,255,979	—	—	$121,255,979
Consumer Discretionary	467,714,918	—	—	467,714,918
Consumer Staples	246,337,446	—	—	246,337,446
Energy	21,336,580	—	—	21,336,580
Financials	354,414,374	—	—	354,414,374
Healthcare	794,302,967	—	—	794,302,967
Industrials	627,888,966	—	—	627,888,966
Information Technology	949,132,388	—	—	949,132,388
Materials	147,671,974	—	—	147,671,974
Real Estate	127,662,736	—	—	127,662,736
Utilities	6,849,739	—	—	6,849,739
Rights
Healthcare	—	—	1,752	1,752
Materials	—	—	3,508	3,508
Short-Term Investments
Money Market Funds	93,629,171	—	—	93,629,171
Time Deposits	—	2,782,373	—	2,782,373

Total Assets	$3,958,197,238	$2,782,373	$5,260	$3,960,984,871

Bridge Builder Small/Mid Cap Value Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.40%
Communication Services – 2.77%
Activision Blizzard, Inc.	189,009	$10,002,356
Altice USA, Inc. - Class A(1)	276,235	7,922,420
AMC Entertainment Holdings, Inc. - Class A	15,110	161,677
AMC Networks, Inc. - Class A(1)	65,900	3,239,644
ATN International, Inc.	3,230	188,535
Bandwidth, Inc. - Class A(1)	776	50,525
Boston Omaha Corp. - Class A(1)	939	18,620
Cable One, Inc.	18,625	23,368,787
Care.com, Inc.(1)	534	5,580
Cars.com, Inc.(1)	17,017	152,813
CBS Corp. - Class B	64,573	2,606,812
CenturyLink, Inc.	36,733	458,428
Cincinnati Bell, Inc.(1)	14,127	71,624
Cinemark Holdings, Inc.	3,596	138,949
Clear Channel Outdoor Holdings, Inc. - Class A(1)	11,820	29,786
comScore, Inc.(1)	14,090	26,912
Consolidated Communications Holdings, Inc.	20,153	95,928
Cumulus Media, Inc. - Class A(1)	4,176	60,719
Daily Journal Corp.(1)	320	79,219
DHI Group, Inc.(1)	14,591	56,175
Discovery, Inc. - Class A(1)	5,203	138,556
Discovery, Inc. - Class C(1)	11,747	289,211
DISH Network Corp. - Class A(1)	7,862	267,858
Electronic Arts, Inc.(1)	147,717	14,449,677
Emerald Expositions Events, Inc.	7,156	69,628
Entercom Communications Corp. - Class A	36,017	120,297
Entravision Communications Corp. - Class A	14,792	47,039
Eros International Plc(1)	19,685	37,598

EW Scripps Co. - Class A	16,043	213,051
Fluent, Inc.(1)	1,197	3,274
Fox Corp. - Class A	183,227	5,778,063
Fox Corp. - Class B	4,920	155,177
Frontier Communications Corp.(1)	30,939	26,824
Gaia, Inc. - Class A(1)	2,892	18,899
Gannett Co., Inc.	31,044	333,413
GCI Liberty, Inc. - Class A(1)	3,300	204,831
Gray Television, Inc.(1)	15,766	257,301
Hemisphere Media Group, Inc. - Class A(1)	791	9,666
IDT Corp. - Class B(1)	1,228	12,931
IMAX Corp.(1)	79,989	1,755,759
Intelsat SA(1)	19,626	447,473
InterActiveCorp(1)	1,042	227,125
Interpublic Group of Cos, Inc.	11,770	253,761
Iridium Communications, Inc.(1)	28,981	616,716
John Wiley & Sons, Inc. - Class A	1,490	65,471
Lee Enterprises, Inc.(1)	14,754	30,098
Liberty Broadband Corp. - Class A(1)	838	87,588
Liberty Broadband Corp. - Class C(1)	3,525	368,962
Liberty Global Plc - Class C(1)	226,623	5,391,361
Liberty Latin America Ltd. - Class A(1)	13,178	224,948
Liberty Latin America Ltd. - Class C(1)	33,432	571,520
Liberty Media Corp.-Liberty Formula One - Class A(1)	892	35,314
Liberty Media Corp.-Liberty Formula One - Class C(1)	107,428	4,467,931
Liberty Media Corp.-Liberty SiriusXM - Class A(1)	2,829	117,602
Liberty Media Corp.-Liberty SiriusXM - Class C(1)	5,228	219,367
Lions Gate Entertainment Corp. - Class A(1)	1,640	15,170
Lions Gate Entertainment Corp. - Class B(1)	3,895	34,042
Madison Square Garden Co. - Class A(1)	566	149,152
Marchex, Inc. - Class B(1)	9,844	30,910
Marcus Corp.	6,481	239,862
Meet Group, Inc.(1)	8,259	27,048
MSG Networks, Inc. - Class A(1)	17,124	277,751
National CineMedia, Inc.	16,514	135,415

NetEase, Inc. - ADR	23,440	6,239,259
New Media Investment Group, Inc.	17,308	152,483
New York Times Co. - Class A	4,385	124,885
News Corp. - Class A	12,840	178,733
News Corp. - Class B	4,133	59,081
Nexstar Media Group, Inc. - Class A	295,959	30,279,565
Omnicom Group, Inc.	58,916	4,613,123
ORBCOMM, Inc.(1)	4,109	19,559
Pareteum Corp.(1)	17,037	21,978
Reading International, Inc. - Class A(1)	5,633	67,371
Rosetta Stone, Inc.(1)	5,017	87,296
Saga Communications, Inc. - Class A	1,068	31,773
Scholastic Corp.	8,654	326,775
Sinclair Broadcast Group, Inc. - Class A	120	5,129
Spok Holdings, Inc.	5,480	65,431
Sprint Corp.(1)	19,004	117,255
Take-Two Interactive Software, Inc.(1)	37,084	4,648,109
TEGNA, Inc.	63,857	991,699
Telephone & Data Systems, Inc.	3,366	86,843
Tribune Publishing Co.	4,828	41,424
TripAdvisor, Inc.(1)	344	13,306
TrueCar, Inc.(1)	4,142	14,083
United States Cellular Corp.(1)	501	18,828
Viacom, Inc. - Class A	329	8,640
Viacom, Inc. - Class B	94,681	2,275,184
Vonage Holdings Corp.(1)	21,432	242,182
WideOpenWest, Inc.(1)	7,395	45,553
Zillow Group, Inc. - Class A(1)	1,881	55,574
Zillow Group, Inc. - Class C(1)	4,143	123,544
Zynga, Inc. - Class A(1)	22,341	130,025

		138,043,839

Consumer Discretionary – 9.71%
Aaron’s, Inc.	32,393	2,081,574
Abercrombie & Fitch Co. - Class A	18,929	295,292
Acushnet Holdings Corp.	590,230	15,582,072

Adient Plc	25,668	589,337
Adtalem Global Education, Inc.(1)	16,434	625,971
Advance Auto Parts, Inc.	10,124	1,674,510
American Axle & Manufacturing Holdings, Inc.(1)	172,071	1,414,424
American Eagle Outfitters, Inc.	118,484	1,921,810
American Outdoor Brands Corp.(1)	15,685	91,757
American Public Education, Inc.(1)	4,661	104,127
Aptiv Plc	8,084	706,703
Aramark	333,588	14,537,765
Ascena Retail Group, Inc.(1)	50,896	13,442
At Home Group, Inc.(1)	12,834	123,463
AutoNation, Inc.(1)	1,806	91,564
AutoZone, Inc.(1)	6,939	7,526,178
Barnes & Noble Education, Inc.(1)	11,440	35,693
Bassett Furniture Industries, Inc.	2,804	42,901
BBX Capital Corp. - Class A	16,974	79,269
Beazer Homes USA, Inc.(1)	8,445	125,830
Bed Bath & Beyond, Inc.	116,304	1,237,475
Best Buy, Inc.	61,241	4,225,017
Big Lots, Inc.	55,431	1,358,059
Biglari Holdings, Inc. - Class B(1)	70	7,630
BorgWarner, Inc.	237,793	8,722,247
Boyd Gaming Corp.	2,154	51,588
Brinker International, Inc.	2,690	114,782
Brunswick Corp.	281,478	14,670,633
Buckle, Inc.	8,433	173,720
Caesars Entertainment Corp.(1)	19,122	222,963
Caleres, Inc.	12,134	284,057
Callaway Golf Co.	27,359	531,038
Capri Holdings Ltd.(1)	2,787	92,417
CarMax, Inc.(1)	2,922	257,136
Carriage Services, Inc. - Class A	4,829	98,705
Carrols Restaurant Group, Inc.(1)	9,625	79,791
Carter’s, Inc.	83,219	7,590,405
Cato Corp. - Class A	6,371	112,193

Century Casinos, Inc.(1)	8,133	62,868
Century Communities, Inc.(1)	4,352	133,302
Chico’s FAS, Inc.	34,698	139,833
Choice Hotels International, Inc.	616	54,799
Chuy’s Holdings, Inc.(1)	3,689	91,340
Citi Trends, Inc.	3,469	63,483
Clarus Corp.	2,713	31,810
Collectors Universe	125	3,560
Columbia Sportswear Co.	357	34,590
Conn’s, Inc.(1)	5,825	144,810
Container Store Group, Inc.(1)	4,654	20,571
Cooper Tire & Rubber Co.	14,636	382,292
Cooper-Standard Holdings, Inc.(1)	22,812	932,555
Core-Mark Holding Co., Inc.	748,463	24,036,889
Culp, Inc.	3,207	52,274
Dana, Inc.	690,600	9,972,264
Del Taco Restaurants, Inc.(1)	8,819	90,174
Delta Apparel, Inc.(1)	1,766	41,943
Denny’s Corp.(1)	4,403	100,234
Designer Brands, Inc. - Class A	12,403	212,339
Dick’s Sporting Goods, Inc.	113,401	4,627,895
Dillard’s, Inc. - Class A	2,972	196,479
Dine Brands Global, Inc.	73,210	5,553,711
Dollar General Corp.	89,579	14,237,686
Dollar Tree, Inc.(1)	47,149	5,382,530
DR Horton, Inc.	11,463	604,215
Drive Shack, Inc.(1)	1,917	8,262
Dunkin’ Brands Group, Inc.	168	13,332
eBay, Inc.	438,438	17,090,313
El Pollo Loco Holdings, Inc.(1)	6,402	70,166
Empire Resorts, Inc.(1)	371	3,573
Escalade, Inc.	2,814	30,644
Ethan Allen Interiors, Inc.	7,101	135,629
Expedia Group, Inc.	131,403	17,661,877
Express, Inc.(1)	20,054	68,986

Extended Stay America, Inc.	849,945	12,443,195
Fiesta Restaurant Group, Inc.(1)	6,657	69,366
Flexsteel Industries, Inc.	2,154	31,922
Foot Locker, Inc.	80,868	3,490,263
Fossil Group, Inc.(1)	13,720	171,637
Frontdoor, Inc.(1)	2,842	138,036
GameStop Corp. - Class A	26,457	146,043
Gap, Inc.	7,251	125,877
Garmin Ltd.	4,889	414,049
Genesco, Inc.(1)	4,739	189,655
Gentex Corp.	164,976	4,542,614
Genuine Parts Co.	4,717	469,766
G-III Apparel Group Ltd.(1)	13,251	341,478
Gildan Activewear, Inc. - Class A	242,100	8,594,550
GNC Holdings, Inc. - Class A(1)	24,006	51,373
Golden Entertainment, Inc.(1)	2,586	34,368
Goodyear Tire & Rubber Co.	153,138	2,205,953
GoPro, Inc. - Class A(1)	2,603	13,497
Graham Holdings Co. - Class B	25,641	17,011,521
Grand Canyon Education, Inc.(1)	106,939	10,501,410
Green Brick Partners, Inc.(1)	6,398	68,459
Group 1 Automotive, Inc.	33,262	3,070,415
Guess, Inc.	14,737	273,077
H&R Block, Inc.	5,873	138,720
Hanesbrands, Inc.	114,444	1,753,282
Harley-Davidson, Inc.	71,938	2,587,610
Haverty Furniture Cos, Inc.	5,145	104,289
Hibbett Sports, Inc.(1)	5,057	115,805
Hilton Grand Vacations, Inc.(1)	2,498	79,936
Hooker Furniture Corp.	3,094	66,335
Houghton Mifflin Harcourt Co.(1)	30,590	163,045
Hudson Ltd. - Class A(1)	10,678	131,019
Hyatt Hotels Corp. - Class A	1,290	95,034
Inspired Entertainment, Inc.(1)	384	2,761
International Game Technology Plc	308,950	4,390,180

International Speedway Corp. - Class A	6,846	308,138
J. Alexander’s Holdings, Inc.(1)	3,895	45,649
J. Jill, Inc.	4,243	8,062
Jack in the Box, Inc.	165,485	15,078,993
JC Penney Co., Inc.(1)	92,641	82,349
Johnson Outdoors, Inc. - Class A	547	32,032
K12, Inc.(1)	10,410	274,824
KB Home	20,229	687,786
Kohl’s Corp.	85,958	4,268,674
Kontoor Brands, Inc.	9,859	346,051
Kura Sushi USA, Inc. - Class A(1)	449	8,809
L Brands, Inc.	6,510	127,531
Lands’ End, Inc.(1)	3,087	35,022
Las Vegas Sands Corp.	123,244	7,118,573
Laureate Education, Inc. - Class A(1)	777,264	12,883,151
La-Z-Boy, Inc.	333,737	11,210,226
Leaf Group Ltd.(1)	1,149	4,826
Lear Corp.	68,493	8,075,325
Legacy Housing Corp.(1)	1,009	16,346
Leggett & Platt, Inc.	4,427	181,241
Lennar Corp. - Class A	142,194	7,941,535
Lennar Corp. - Class B	296	13,134
Lifetime Brands, Inc.	3,279	29,019
Liquidity Services, Inc.(1)	7,750	57,350
Lithia Motors, Inc. - Class A	2,501	331,082
LKQ Corp.(1)	64,139	2,017,172
Lumber Liquidators Holdings, Inc.(1)	6,635	65,487
M/I Homes, Inc.(1)	7,722	290,733
Macy’s, Inc.	79,371	1,233,425
MarineMax, Inc.(1)	6,019	93,174
Marriott Vacations Worldwide Corp.	10,306	1,067,805
Mattel, Inc.(1)	3,610	41,118
MDC Holdings, Inc.	127,634	5,501,025
Meritage Homes Corp.(1)	10,570	743,600
MGM Resorts International	15,604	432,543

Modine Manufacturing Co.(1)	14,466	164,478
Mohawk Industries, Inc.(1)	1,998	247,892
Monarch Casino & Resort, Inc.(1)	679	28,308
Motorcar Parts of America, Inc.(1)	5,318	89,874
Movado Group, Inc.	4,623	114,928
Murphy USA, Inc.(1)	28,040	2,391,812
Nathan’s Famous, Inc.	496	35,638
Newell Brands, Inc.	117,921	2,207,481
Nordstrom, Inc.	58,800	1,979,796
Norwegian Cruise Line Holdings Ltd.(1)	5,753	297,833
NVR, Inc.(1)	1,052	3,910,652
Office Depot, Inc.	664,060	1,165,425
OneSpaWorld Holdings Ltd.(1)	13,344	207,232
Overstock.com, Inc.(1)	6,552	69,386
Oxford Industries, Inc.	104,719	7,508,352
Papa John’s International, Inc.	743	38,896
Party City Holdco, Inc.(1)	15,405	87,963
Penn National Gaming, Inc.(1)	28,448	529,844
Penske Automotive Group, Inc.	44,280	2,093,558
PetMed Express, Inc.	4,144	74,675
Polaris Industries, Inc.	199	17,514
Pool Corp.	23,975	4,835,758
Potbelly Corp.(1)	5,909	25,763
PulteGroup, Inc.	8,530	311,772
Purple Innovation, Inc.(1)	817	6,152
PVH Corp.	49,230	4,343,563
Quotient Technology, Inc.(1)	19,618	153,413
Qurate Retail, Inc.(1)	12,903	133,094
Ralph Lauren Corp. - Class A	1,720	164,208
RCI Hospitality Holdings, Inc.	2,611	53,995
RealReal, Inc.(1)	3,808	85,147
Red Lion Hotels Corp.(1)	6,820	44,194
Red Robin Gourmet Burgers, Inc.(1)	3,799	126,355
Red Rock Resorts, Inc. - Class A	208,971	4,243,156
Regis Corp.(1)	45,239	914,733

RH(1)	3,466	592,097
Rocky Brands, Inc.	1,957	65,031
Ross Stores, Inc.	65,990	7,249,002
Royal Caribbean Cruises Ltd.	31,046	3,363,213
RTW RetailWinds, Inc.(1)	8,335	11,419
Rubicon Project, Inc.(1)	4,648	40,484
Sally Beauty Holdings, Inc.(1)	35,250	524,873
Select Interior Concepts, Inc. - Class A(1)	4,305	55,836
Service Corp. International	3,841	183,638
ServiceMaster Global Holdings, Inc.(1)	87,204	4,874,704
Shoe Carnival, Inc.	2,640	85,562
Signet Jewelers Ltd.	15,073	252,623
Six Flags Entertainment Corp.	2,413	122,556
Skechers U.S.A., Inc. - Class A(1)	74,914	2,798,038
Sleep Number Corp.(1)	672	27,767
Sonic Automotive, Inc. - Class A	7,137	224,173
Sportsman’s Warehouse Holdings, Inc.(1)	12,411	64,289
Stamps.com, Inc.(1)	19,045	1,417,900
Standard Motor Products, Inc.	4,950	240,323
Stitch Fix, Inc. - Class A(1)	1,345	25,891
Stoneridge, Inc.(1)	244,785	7,580,991
Sturm Ruger & Co., Inc.	357	14,908
Superior Group of Cos, Inc.	2,227	35,899
Tailored Brands, Inc.	1,697	7,467
Tapestry, Inc.	9,727	253,388
Taylor Morrison Home Corp. - Class A(1)	26,603	690,082
Tenneco, Inc. - Class A	62,669	784,616
The Habit Restaurants, Inc. - Class A(1)	4,224	36,918
The Michaels Companies, Inc.(1)	88,177	863,253
Thor Industries, Inc.	48,273	2,734,183
Tiffany & Co.	4,076	377,560
Tile Shop Holdings, Inc.	11,163	35,610
Tilly’s, Inc. - Class A	6,240	58,906
Toll Brothers, Inc.	194,299	7,975,974
TRI Pointe Group, Inc.(1)	41,118	618,415

Tupperware Brands Corp.	14,172	224,910
Under Armour, Inc. - Class A(1)	2,136	42,592
Under Armour, Inc. - Class C(1)	2,226	40,357
Unifi, Inc.(1)	4,128	90,486
Universal Electronics, Inc.(1)	414	21,073
Urban Outfitters, Inc.(1)	69,605	1,955,204
Vail Resorts, Inc.	10,378	2,361,618
Vera Bradley, Inc.(1)	6,008	60,681
Vince Holding Corp.(1)	850	16,142
Vista Outdoor, Inc.(1)	16,922	104,747
Visteon Corp.(1)	59,886	4,942,990
Waitr Holdings, Inc.(1)	12,122	15,577
Weyco Group, Inc.	1,777	40,178
Whirlpool Corp.	92,595	14,663,344
William Lyon Homes - Class A(1)	9,263	188,595
Williams-Sonoma, Inc.	55,347	3,762,489
Wingstop, Inc.	633	55,248
Winmark Corp.	415	73,202
Winnebago Industries, Inc.	2,648	101,551
Wolverine World Wide, Inc.	308,132	8,707,810
WW International, Inc.(1)	13,678	517,302
Wyndham Destinations, Inc.	201,494	9,272,754
Wyndham Hotels & Resorts, Inc.	125,407	6,488,558
Wynn Resorts Ltd.	565	61,427
Yum China Holdings, Inc.	2,354	106,942
ZAGG, Inc.(1)	7,646	47,940
Zumiez, Inc.(1)	57,646	1,825,937

		483,239,199

Consumer Staples – 3.08%
Alico, Inc.	1,101	37,456
Archer-Daniels-Midland Co.	61,108	2,509,706
B&G Foods, Inc.	58,034	1,097,423
Beyond Meat Inc.(1)	446	66,285
BJ’s Wholesale Club Holdings, Inc.(1)	71,059	1,838,296
Brown-Forman Corp. - Class A	87	5,198

Brown-Forman Corp. - Class B	385	24,170
Bunge Ltd.	4,622	261,698
Cal-Maine Foods, Inc.	37,677	1,505,385
Campbell Soup Co.	2,412	113,171
Casey’s General Stores, Inc.	85,272	13,742,436
Central Garden & Pet Co.(1)	3,035	88,713
Central Garden & Pet Co. - Class A(1)	264,162	7,323,891
Clorox Co.	783	118,914
Coca-Cola European Partners Plc	129,742	7,194,194
Conagra Brands, Inc.	16,184	496,525
Constellation Brands, Inc. - Class A	104,710	21,704,289
Coty, Inc. - Class A	9,690	101,842
Craft Brew Alliance, Inc.(1)	2,926	23,964
Darling Ingredients, Inc.(1)	47,805	914,510
Dean Foods Co.	26,494	30,733
Edgewell Personal Care Co.(1)	15,809	513,634
elf Beauty, Inc.(1)	6,408	112,204
Energizer Holdings, Inc.	26,909	1,172,694
Farmer Brothers Co.(1)	2,968	38,436
Flowers Foods, Inc.	102,453	2,369,738
Fresh Del Monte Produce, Inc.	9,125	311,254
Grocery Outlet Holding Corp.(1)	542	18,797
Hain Celestial Group, Inc.(1)	3,061	65,735
Herbalife Nutrition Ltd.(1)	2,923	110,665
Hershey Co.	622	96,404
Hormel Foods Corp.	9,346	408,701
Hostess Brands, Inc. - Class A(1)	171,005	2,391,505
Ingles Markets, Inc. - Class A	4,075	158,354
Ingredion, Inc.	29,856	2,440,429
J&J Snack Foods Corp.	56,763	10,898,496
Kellogg Co.	5,125	329,794
Kroger Co.	353,587	9,115,473
Lamb Weston Holdings, Inc.	3,641	264,774
Lancaster Colony Corp.	39,541	5,482,360
Landec Corp.(1)	7,189	78,144

Limoneira Co.	3,054	56,071
McCormick & Co., Inc.	1,458	227,885
Molson Coors Brewing Co. - Class B	146,621	8,430,707
Natural Grocers by Vitamin Cottage, Inc.(1)	2,708	27,053
Nature’s Sunshine Products, Inc.(1)	2,679	22,209
Nomad Foods Ltd.(1)	560,891	11,498,265
Nu Skin Enterprises, Inc. - Class A	1,838	78,170
Oil-Dri Corp. of America	1,430	48,706
Pilgrim’s Pride Corp.(1)	81,770	2,620,320
Post Holdings, Inc.(1)	47,113	4,986,440
PriceSmart, Inc.	6,002	426,742
Pyxus International, Inc.(1)	2,466	32,255
Revlon, Inc. - Class A(1)	347	8,151
Rite Aid Corp.(1)	15,881	110,373
Sanderson Farms, Inc.	7,633	1,155,102
Seaboard Corp.	9	39,375
Seneca Foods Corp. - Class A(1)	2,145	66,881
Simply Good Foods Co.(1)	20,700	600,093
SpartanNash Co.	10,357	122,523
Spectrum Brands Holdings, Inc.	1,397	73,650
Sprouts Farmers Market, Inc.(1)	2,046	39,570
The Andersons, Inc.	9,146	205,145
The J.M. Smucker Co.	59,259	6,519,675
Tootsie Roll Industries, Inc.	560	20,798
TreeHouse Foods, Inc.(1)	1,553	86,114
Tyson Foods, Inc. - Class A	188,825	16,265,385
United Natural Foods, Inc.(1)	43,958	506,396
Universal Corp.	51,438	2,819,317
US Foods Holding Corp.(1)	7,358	302,414
Vector Group Ltd.	1,888	22,486
Village Super Market, Inc. - Class A	2,550	67,447
Weis Markets, Inc.	2,770	105,648

		153,167,756

Energy – 3.81%
Abraxas Petroleum Corp.(1)	45,933	23,311
Amplify Energy Corp.	4,012	24,754
Antero Midstream Corp.	7,556	55,914
Antero Resources Corp.(1)	8,769	26,482
Apache Corp.	12,645	323,712
Apergy Corp.(1)	206,501	5,585,852
Arch Coal, Inc. - Class A	22,507	1,670,019
Archrock, Inc.	37,414	373,018
Ardmore Shipping Corp.(1)	8,196	54,831
Baker Hughes a GE Co. - Class A	313,008	7,261,786
Berry Petroleum Corp.	18,551	173,637
Bonanza Creek Energy, Inc.(1)	5,463	122,317
Brigham Minerals, Inc. - Class A	1,326	26,387
C&J Energy Services, Inc.(1)	19,400	208,162
Cabot Oil & Gas Corp.	5,180	91,013
California Resources Corp.(1)	14,159	144,422
Callon Petroleum Co.(1)	1,176,817	5,107,386
Carrizo Oil & Gas, Inc.(1)	176,689	1,516,875
Centennial Resource Development, Inc. - Class A(1)	6,306	28,472
Chaparral Energy, Inc. - Class A(1)	8,887	11,909
Cheniere Energy, Inc.(1)	3,348	211,125
Chesapeake Energy Corp.(1)	43,541	61,393
Cimarex Energy Co.	180,238	8,640,610
Clean Energy Fuels Corp.(1)	39,062	80,663
CNX Resources Corp.(1)	54,710	397,195
Comstock Resources, Inc.(1)	4,304	33,528
Concho Resources, Inc.	6,702	455,066
CONSOL Energy, Inc.(1)	8,011	125,212
Continental Resources, Inc.(1)	210,171	6,471,165
Contura Energy, Inc.(1)	5,518	154,283
Covia Holdings Corp.(1)	11,907	24,052
CVR Energy, Inc.	5,104	224,729
Delek US Holdings, Inc.	105,570	3,832,191
Denbury Resources, Inc.(1)	134,659	160,244
Devon Energy Corp.	13,566	326,398
DHT Holdings, Inc.	26,250	161,437

Diamond Offshore Drilling, Inc.(1)	19,082	106,096
Diamond S Shipping, Inc.(1)	6,145	67,718
Diamondback Energy, Inc.	73,316	6,591,842
Dorian LPG Ltd.(1)	6,629	68,676
Dril-Quip, Inc.(1)	10,610	532,410
Earthstone Energy, Inc. - Class A(1)	5,425	17,631
Energy Fuels, Inc.(1)	25,045	48,337
EQT Corp.	8,527	90,727
Equitrans Midstream Corp.	6,173	89,817
Era Group, Inc.(1)	5,965	62,990
Evolution Petroleum Corp.	972	5,676
Exterran Corp.(1)	9,357	122,202
Extraction Oil & Gas, Inc.(1)	24,959	73,379
Falcon Minerals Corp.	9,048	52,026
Forum Energy Technologies, Inc.(1)	23,322	36,149
Frank’s International NV(1)	319,260	1,516,485
FTS International, Inc.(1)	5,482	12,280
GasLog Ltd.	4,300	55,255
Geospace Technologies Corp.(1)	3,848	59,144
Golar LNG Ltd.	25,448	330,569
Goodrich Petroleum Corp.(1)	761	8,089
Green Plains, Inc.	10,743	113,822
Gulfport Energy Corp.(1)	432,112	1,171,023
Hallador Energy Co.	6,001	21,724
Halliburton Co.	29,325	552,776
Helix Energy Solutions Group, Inc.(1)	41,758	336,569
Helmerich & Payne, Inc.	3,584	143,611
Hess Corp.	9,057	547,767
HighPoint Resources Corp.(1)	33,290	52,931
HollyFrontier Corp.	108,723	5,831,902
Independence Contract Drilling, Inc.(1)	13,286	15,943
International Seaways, Inc.(1)	7,286	140,328
Isramco, Inc.(1)	50	6,134
Jagged Peak Energy, Inc.(1)	7,210	52,345
Keane Group, Inc.(1)	15,563	94,312

KLX Energy Services Holdings, Inc.(1)	6,106	52,786
Kosmos Energy Ltd.	12,057	75,236
Laredo Petroleum, Inc.(1)	212,504	512,135
Liberty Oilfield Services, Inc. - Class A	56,221	608,873
Magnolia Oil & Gas Corp. - Class A(1)	716,907	7,957,668
Mammoth Energy Services, Inc.	3,754	9,310
Marathon Oil Corp.	297,468	3,649,932
Marathon Petroleum Corp.	251,004	15,248,493
Matador Resources Co.(1)	653,514	10,802,586
Matrix Service Co.(1)	7,636	130,881
McDermott International, Inc.(1)	205,154	414,411
Montage Resources Corp.(1)	6,145	23,228
Murphy Oil Corp.	5,212	115,237
Nabors Industries Ltd.	103,142	192,876
NACCO Industries, Inc. - Class A	1,033	66,019
National Energy Services Reunited, Inc.(1)	6,595	44,055
National Oilwell Varco, Inc.	12,955	274,646
Natural Gas Services Group, Inc.(1)	3,480	44,579
NCS Multistage Holdings, Inc.(1)	3,406	6,812
Newpark Resources, Inc.(1)	26,008	198,181
Nine Energy Service, Inc.(1)	4,663	28,771
Noble Corp. Plc(1)	72,454	92,017
Noble Energy, Inc.	563,557	12,657,490
Nordic American Tankers Ltd.	40,430	87,329
Northern Oil & Gas, Inc.(1)	86,117	168,789
Oasis Petroleum, Inc.(1)	93,541	323,652
Oceaneering International, Inc.(1)	28,980	392,679
Oil States International, Inc.(1)	17,509	232,870
ONEOK, Inc.	9,423	694,381
Overseas Shipholding Group, Inc. - Class A(1)	19,065	33,364
Pacific Drilling SA(1)	8,562	33,477
Panhandle Oil & Gas, Inc. - Class A	4,398	61,484
Par Pacific Holdings, Inc.(1)	10,467	239,276
Parker Drilling Co.(1)	2,706	51,198
Parsley Energy, Inc. - Class A	3,841	64,529

Patterson-UTI Energy, Inc.	216,800	1,853,640
PBF Energy, Inc. - Class A	95,004	2,583,159
PDC Energy, Inc.(1)	18,403	510,683
Peabody Energy Corp.	20,108	295,990
Penn Virginia Corp.(1)	3,900	113,373
Pioneer Natural Resources Co.	34,506	4,339,820
PrimeEnergy Resources Corp.(1)	41	4,715
ProPetro Holding Corp.(1)	10,056	91,409
QEP Resources, Inc.	1,434,349	5,307,091
Range Resources Corp.	6,976	26,648
Renewable Energy Group, Inc.(1)	10,765	161,529
REX American Resources Corp.(1)	1,626	124,113
RigNet, Inc.(1)	633	4,906
Ring Energy, Inc.(1)	9,995	16,392
Roan Resources, Inc.(1)	10,012	12,315
RPC, Inc.	17,029	95,533
SandRidge Energy, Inc.(1)	8,700	40,890
Scorpio Tankers, Inc.	12,687	377,565
SEACOR Holdings, Inc.(1)	5,057	238,033
SEACOR Marine Holdings, Inc.(1)	5,421	68,142
Seadrill Ltd.(1)	16,740	35,154
Select Energy Services, Inc. - Class A(1)	441,311	3,821,753
SemGroup Corp. - Class A	23,605	385,706
Ship Finance International Ltd.	23,474	329,575
SilverBow Resources, Inc.(1)	2,052	19,884
SM Energy Co.	32,600	315,894
Smart Sand, Inc.(1)	5,753	16,281
Southwestern Energy Co.(1)	158,101	305,135
SRC Energy, Inc.(1)	437,765	2,039,985
Talos Energy, Inc.(1)	5,832	118,565
Targa Resources Corp.	7,699	309,269
Teekay Corp.	20,173	80,692
Teekay Tankers Ltd. - Class A(1)	56,942	74,025
TETRA Technologies, Inc.(1)	35,436	71,226
Tidewater, Inc.(1)	11,349	171,483

Transocean Ltd.(1)	19,304	86,289
U.S. Well Services, Inc.(1)	1,127	2,468
Unit Corp.(1)	15,722	53,140
US Silica Holdings, Inc.	21,420	204,775
Valero Energy Corp.	209,431	17,851,898
W&T Offshore, Inc.(1)	27,457	119,987
Whiting Petroleum Corp.(1)	26,432	212,249
Williams Cos, Inc.	40,871	983,356
World Fuel Services Corp.	83,986	3,354,401
WPX Energy, Inc.(1)	2,240,296	23,724,735

		189,761,356

Financials – 23.26%
1st Constitution Bancorp	2,141	40,144
1st Source Corp.	4,388	200,663
ACNB Corp.	1,972	67,640
Affiliated Managers Group, Inc.	1,717	143,112
AG Mortgage Investment Trust, Inc.	9,276	140,531
AGNC Investment Corp.	18,386	295,831
Alleghany Corp.(1)	39,294	31,347,181
Allegiance Bancshares, Inc.(1)	5,984	192,027
Allstate Corp.	364,293	39,591,363
Ally Financial, Inc.	194,405	6,446,470
Amalgamated Bank - Class A	3,922	62,830
Ambac Financial Group, Inc.(1)	13,258	259,194
Amerant Bancorp, Inc. - Class A(1)	5,712	119,781
American Equity Investment Life Holding Co.	25,969	628,450
American Financial Group, Inc.	28,377	3,060,459
American National Bankshares, Inc.	3,250	115,278
American National Insurance Co.	259	32,046
Ameriprise Financial, Inc.	133,898	19,696,396
Ameris Bancorp	15,145	609,435
AMERISAFE, Inc.	5,535	365,919
Ames National Corp.	2,538	72,612
Annaly Capital Management, Inc.	336,747	2,963,374
Anworth Mortgage Asset Corp.	29,065	95,915

Aon Plc	103,080	19,953,196
Apollo Commercial Real Estate Finance, Inc.	44,821	859,219
Arch Capital Group Ltd.(1)	11,108	466,314
Ares Commercial Real Estate Corp.	8,562	130,399
Ares Management Corp. - Class A	337,900	9,059,099
Argo Group International Holdings Ltd.	9,549	670,722
Arlington Asset Investment Corp. - Class A	11,547	63,393
ARMOUR Residential REIT, Inc.	17,198	288,067
Arrow Financial Corp.	3,762	125,613
Arthur J. Gallagher & Co.	226,200	20,260,734
Artisan Partners Asset Management, Inc. - Class A	6,740	190,338
Assetmark Financial Holdings, Inc.(1)	2,165	56,398
Associated Banc-Corp.	5,472	110,808
Associated Capital Group, Inc. - Class A	734	26,123
Assurant, Inc.	2,057	258,812
Assured Guaranty Ltd.	76,952	3,421,286
Athene Holding Ltd. - Class A(1)	157,949	6,643,335
Atlantic Capital Bancshares, Inc.(1)	539,560	9,355,970
Atlantic Union Bankshares Corp.	23,927	891,161
AXA Equitable Holdings, Inc.	9,984	221,245
Axis Capital Holdings Ltd.	2,498	166,667
Axos Financial, Inc.(1)	6,108	168,886
B. Riley Financial, Inc.	6,045	142,783
Banc of California, Inc.	13,124	185,573
BancFirst Corp.	5,533	306,639
Banco Latinoamericano de Comercio Exterior SA - Class E	34,758	693,075
BancorpSouth Bank	615,249	18,217,523
Bank First Corp.	84	5,559
Bank of Commerce Holdings	4,924	53,622
Bank of Hawaii Corp.	29,853	2,565,268
Bank of Marin Bancorp	3,998	165,877
Bank of NT Butterfield & Son Ltd.	352,298	10,442,113
Bank of Princeton	1,558	45,276
Bank OZK	89,744	2,447,319
Bank7 Corp.	1,028	19,326

BankFinancial Corp.	3,944	46,934
BankUnited, Inc.	672,312	22,603,129
Bankwell Financial Group, Inc.	1,821	50,078
Banner Corp.	9,571	537,603
Bar Harbor Bankshares	4,746	118,318
Baycom Corp.(1)	2,070	47,010
BCB Bancorp, Inc.	3,905	50,140
Berkshire Hills Bancorp, Inc.	13,762	403,089
BGC Partners, Inc. - Class A	9,635	52,993
Blackstone Mortgage Trust, Inc. - Class A	36,834	1,320,499
Blucora, Inc.(1)	3,860	83,530
BOK Financial Corp.	23,033	1,823,062
Boston Private Financial Holdings, Inc.	23,214	270,559
Boxwood Merger Corp.(1)	511,130	7,730,841
Bridge Bancorp, Inc.	4,938	145,967
Bridgewater Bancshares, Inc.(1)	6,712	80,141
Brighthouse Financial, Inc.(1)	50,415	2,040,295
Brightsphere Investment Group, Inc.	20,448	202,640
Brookline Bancorp, Inc.	141,386	2,082,616
Brown & Brown, Inc.	7,476	269,585
Bryn Mawr Bank Corp.	6,045	220,703
Business First Bancshares, Inc.	3,639	88,792
Byline Bancorp, Inc.(1)	7,235	129,362
C&F Financial Corp.	963	50,712
Cadence BanCorp - Class A	36,806	645,577
Cambridge Bancorp	909	68,184
Camden National Corp.	4,515	195,590
Cannae Holdings, Inc.(1)	1,068,020	29,338,509
Capital Bancorp, Inc.(1)	2,301	31,340
Capital City Bank Group, Inc.	3,927	107,796
Capitol Federal Financial, Inc.	38,510	530,668
Capstar Financial Holdings, Inc.	4,158	68,940
Capstead Mortgage Corp.	27,170	199,700
Carolina Financial Corp.	6,358	225,963
Carter Bank & Trust(1)	6,615	124,957

Cathay General Bancorp	161,672	5,615,677
CBOE Global Markets, Inc.	2,798	321,518
CBTX, Inc.	5,445	151,807
CenterState Bank Corp.	699,878	16,786,574
Central Pacific Financial Corp.	7,312	207,661
Central Valley Community Bancorp	3,349	68,152
Century Bancorp, Inc. - Class A	752	65,875
Chemung Financial Corp.	986	41,412
Cherry Hill Mortgage Investment Corp.	4,598	60,234
Chimera Investment Corp.	118,321	2,314,359
Cincinnati Financial Corp.	5,105	595,600
CIT Group, Inc.	65,275	2,957,610
Citizens & Northern Corp.	3,408	89,562
Citizens Financial Group, Inc.	213,321	7,545,164
Citizens, Inc. - Class A(1)	14,895	102,329
City Holding Co.	4,171	318,039
Civista Bancshares, Inc.	4,442	96,525
CNA Financial Corp.	106,104	5,225,622
CNB Financial Corporation, Inc.	4,367	125,333
CNO Financial Group, Inc.	46,247	732,090
Coastal Financial Corp.(1)	879	13,282
Codorus Valley Bancorp, Inc.	2,666	62,011
Colony Bankcorp, Inc.	2,086	32,020
Colony Credit Real Estate, Inc.	23,466	339,318
Columbia Banking System, Inc.	21,199	782,243
Columbia Financial, Inc.(1)	15,484	244,492
Comerica, Inc.	4,711	310,879
Commerce Bancshares, Inc.	3,343	202,753
Community Bank System, Inc.	14,560	898,206
Community Bankers Trust Corp.	5,992	51,531
Community Financial Corp.	1,367	45,754
Community Trust Bancorp, Inc.	4,540	193,313
ConnectOne Bancorp, Inc.	7,547	167,543
Cowen, Inc. - Class A(1)	4,353	66,993
Crawford & Co. - Class A	557	6,060

Credit Acceptance Corp.(1)	41	18,914
Crescent Acquisition Corp.(1)	528,711	5,374,347
CrossFirst Bankshares, Inc.(1)	1,852	26,493
Cullen/Frost Bankers, Inc.	13,209	1,169,657
Customers Bancorp, Inc.(1)	8,165	169,342
CVB Financial Corp.	709,184	14,800,670
Diamond Eagle Acquisition Corp.(1)	513,160	5,218,837
Diamond Hill Investment Group, Inc.	86	11,879
Dime Community Bancshares, Inc.	9,249	198,021
Discover Financial Services	407,689	33,059,501
DNB Financial Corp.	994	44,243
Donegal Group, Inc. - Class A	2,862	41,957
Donnelley Financial Solutions, Inc.(1)	8,850	109,032
Dynex Capital, Inc.	7,281	107,613
E*TRADE Financial Corp.	346,282	15,129,061
Eagle Bancorp, Inc.	9,310	415,412
East West Bancorp, Inc.	337,246	14,936,625
Eaton Vance Corp.	3,766	169,206
Element Fleet Management Corp.	271,992	2,176,182
Elevate Credit, Inc.(1)	1,734	7,300
Ellington Financial, Inc.	8,842	159,775
Employers Holdings, Inc.	8,980	391,348
Encore Capital Group, Inc.(1)	9,049	301,558
Enova International, Inc.(1)	3,337	69,243
Enstar Group Ltd.(1)	107,814	20,476,035
Entegra Financial Corp.(1)	1,732	52,029
Enterprise Bancorp, Inc.	2,575	77,199
Enterprise Financial Services Corp.	7,203	293,522
Equity Bancshares, Inc. - Class A(1)	4,372	117,213
Erie Indemnity Co. - Class A	272	50,497
Esquire Financial Holdings, Inc.(1)	1,113	27,602
ESSA Bancorp, Inc.	2,643	43,398
Essent Group Ltd.	120,442	5,741,470
Evans Bancorp, Inc.	1,414	52,884
Evercore, Inc. - Class A	884	70,808

Everest Re Group Ltd.	46,191	12,290,963
Exantas Capital Corp.	8,618	97,987
EZCORP, Inc. - Class A(1)	14,888	96,102
Farmers & Merchants Bancorp, Inc.	2,977	77,283
Farmers National Banc Corp.	7,637	110,584
FB Financial Corp.	2,669	100,221
FBL Financial Group, Inc. - Class A	2,822	167,937
Federal Agricultural Mortgage Corp. - Class C	1,836	149,928
FedNat Holding Co.	1,481	20,719
Ferroglobe Representation & Warranty Insurance Trust(1)(4)	11,189	—
FGL Holdings	43,348	345,917
Fidelity D&D Bancorp, Inc.	552	34,362
Fidelity National Financial, Inc.	8,865	393,695
Fifth Third Bancorp	804,416	22,024,910
Financial Institutions, Inc.	4,625	139,583
First American Financial Corp.	82,629	4,875,937
First Bancorp NC	8,643	310,284
First BanCorp PR	62,192	620,676
First Bancorp, Inc.	2,949	81,068
First Bancshares, Inc.	4,877	157,527
First Bank/Hamilton NJ	4,789	51,865
First Busey Corp.	15,465	390,955
First Business Financial Services, Inc.	2,464	59,333
First Capital, Inc.	883	51,064
First Choice Bancorp	2,947	62,830
First Citizens BancShares, Inc. - Class A	242	114,115
First Commonwealth Financial Corp.	27,814	369,370
First Community Bankshares, Inc.	4,618	149,485
First Defiance Financial Corp.	5,976	173,095
First Financial Bancorp	27,711	678,227
First Financial Corp.	3,580	155,623
First Financial Northwest, Inc.	2,178	32,191
First Foundation, Inc.	7,826	119,542
First Guaranty Bancshares, Inc.	1,327	29,380
First Hawaiian, Inc.	116,399	3,107,853

First Horizon National Corp.	10,560	171,072
First Internet Bancorp	2,807	60,098
First Interstate BancSystem, Inc. - Class A	163,336	6,572,641
First Merchants Corp.	16,025	603,101
First Mid Bancshares, Inc.	4,200	145,404
First Midwest Bancorp, Inc.	30,818	600,335
First Northwest Bancorp	2,672	46,279
First of Long Island Corp.	7,061	160,638
First Republic Bank	39,654	3,834,542
Flagstar Bancorp, Inc.	8,347	311,760
Flushing Financial Corp.	8,087	163,398
FNB Corp.	492,003	5,672,795
FNCB Bancorp, Inc.	4,846	37,847
Franklin Financial Network, Inc.	3,926	118,604
Franklin Financial Services Corp.	1,224	43,513
Franklin Resources, Inc.	63,687	1,838,007
FS Bancorp, Inc.	1,012	53,130
Fulton Financial Corp.	47,876	774,634
FVCBankcorp, Inc.(1)	3,504	61,530
GAIN Capital Holdings, Inc.	6,333	33,438
GAMCO Investors, Inc. - Class A	248	4,848
Genworth Financial, Inc. - Class A(1)	148,146	651,842
German American Bancorp, Inc.	7,247	232,266
Glacier Bancorp, Inc.	360,977	14,605,129
Global Indemnity Ltd.	1,947	48,617
Globe Life, Inc.	79,123	7,576,819
Granite Point Mortgage Trust, Inc.	15,760	295,342
Great Ajax Corp.	4,673	72,432
Great Southern Bancorp, Inc.	3,287	187,195
Great Western Bancorp, Inc.	16,715	551,595
Green Dot Corp. - Class A(1)	2,476	62,519
Greene County Bancorp, Inc.	160	4,384
Greenlight Capital Re Ltd. - Class A(1)	8,956	94,038
Guaranty Bancshares, Inc.	2,416	73,905
GWG Holdings, Inc.(1)	273	2,725

Hallmark Financial Services, Inc.(1)	4,206	80,461
Hancock Whitney Corp.	26,492	1,014,511
Hanmi Financial Corp.	85,540	1,606,441
Hanover Insurance Group, Inc.	158,547	21,489,460
HarborOne Bancorp, Inc.(1)	3,937	39,626
Hartford Financial Services Group, Inc.	126,107	7,643,345
Hawthorn Bancshares, Inc.	1,613	38,438
HCI Group, Inc.	1,931	81,179
Heartland Financial USA, Inc.	10,193	456,035
Heritage Commerce Corp.	10,748	126,343
Heritage Financial Corp.	10,723	289,092
Heritage Insurance Holdings, Inc.	6,862	102,587
Hilltop Holdings, Inc.	735,514	17,571,429
Hingham Institution for Savings	212	40,068
Home Bancorp, Inc.	2,208	86,090
Home Bancshares, Inc.	45,920	863,066
HomeStreet, Inc.(1)	6,588	179,984
HomeTrust Bancshares, Inc.	3,591	93,617
Hope Bancorp, Inc.	35,604	510,561
Horace Mann Educators Corp.	226,315	10,485,174
Horizon Bancorp	920,297	15,976,356
Howard Bancorp, Inc.(1)	3,653	60,969
Huntington Bancshares, Inc.	1,494,637	21,328,470
IBERIABANK Corp.	241,684	18,256,809
Independence Holding Co.	1,402	54,103
Independent Bank Corp.	223,874	16,712,194
Independent Bank Corp. MI	4,742	101,076
Independent Bank Group, Inc.	8,011	421,459
Interactive Brokers Group, Inc. - Class A	1,847	99,332
International Bancshares Corp.	16,402	633,445
INTL. FCStone, Inc.(1)	4,640	190,518
Invesco Ltd.	13,362	226,352
Invesco Mortgage Capital, Inc.	41,868	640,999
Investar Holding Corp.	1,795	42,721
Investors Bancorp, Inc.	67,937	771,764

Investors Title Co.	338	54,114
James River Group Holdings Ltd.	4,523	231,759
Janus Henderson Group Plc	3,104	69,716
Jefferies Financial Group, Inc.	8,903	163,815
Kearny Financial Corp.	16,708	217,872
Kemper Corp.	1,726	134,542
KeyCorp	1,203,003	21,461,574
KKR Real Estate Finance Trust, Inc.	7,146	139,561
Ladder Capital Corp. - Class A	30,424	525,423
Ladenburg Thalmann Financial Services, Inc.	2,821	6,686
Lakeland Bancorp, Inc.	14,271	220,202
Lakeland Financial Corp.	52,502	2,309,038
Lazard Ltd. - Class A	73,772	2,582,020
LCNB Corp.	3,522	62,480
LegacyTexas Financial Group, Inc.	41,754	1,817,552
Legg Mason, Inc.	107,371	4,100,499
LendingClub Corp.(1)	19,203	251,175
Level One Bancorp, Inc.	1,532	36,952
Lincoln National Corp.	88,021	5,309,427
Live Oak Bancshares, Inc.	7,441	134,682
Loews Corp.	336,318	17,313,651
Luther Burbank Corp.	5,917	67,040
M&T Bank Corp.	4,479	707,548
Macatawa Bank Corp.	7,482	77,738
Mackinac Financial Corp.	2,613	40,397
MainStreet Bancshares, Inc.(1)	2,024	42,605
Malvern Bancorp, Inc.(1)	1,828	39,905
Markel Corp.(1)	417	492,852
Marlin Business Services Corp.	1,743	43,906
Marsh & McLennan Cos, Inc.	84,949	8,499,147
MBIA, Inc.(1)	21,720	200,476
Medallion Financial Corp.(1)	5,843	37,395
Mercantile Bank Corp.	4,797	157,342
Merchants Bancorp	2,777	45,932
Mercury General Corp.	919	51,354

Meridian Bancorp, Inc.	12,049	225,919
Meta Financial Group, Inc.	4,220	137,614
Metropolitan Bank Holding Corp.(1)	2,042	80,312
MFA Financial, Inc.	15,510	114,154
MGIC Investment Corp.	502,379	6,319,928
Mid Penn Bancorp, Inc.	1,957	50,158
Midland States Bancorp, Inc.	6,122	159,478
MidWestOne Financial Group, Inc.	3,475	106,057
MMA Capital Holdings, Inc.(1)	1,382	41,460
Moelis & Co. - Class A	2,522	82,848
Moody’s Corp.	36,629	7,502,718
Mr Cooper Group, Inc.(1)	142,995	1,518,607
MutualFirst Financial, Inc.	1,657	52,229
MVB Financial Corp.	2,759	54,766
Nasdaq, Inc.	192,034	19,078,578
National Bank Holdings Corp. - Class A	5,853	200,114
National Bankshares, Inc.	1,913	76,616
National General Holdings Corp.	115,756	2,664,703
National Western Life Group, Inc. - Class A	665	178,466
Navient Corp.	187,323	2,397,734
NBT Bancorp, Inc.	12,354	452,033
Nelnet, Inc. - Class A	5,294	336,698
New Residential Investment Corp.	591,096	9,268,385
New York Community Bancorp, Inc.	15,222	191,036
New York Mortgage Trust, Inc.	193,233	1,176,789
NI Holdings, Inc.(1)	3,171	54,351
Nicolet Bankshares, Inc.(1)	2,395	159,435
Northeast Bank	1,941	43,032
Northern Trust Corp.	6,663	621,791
Northfield Bancorp, Inc.	12,972	208,330
Northrim BanCorp, Inc.	1,997	79,221
Northwest Bancshares, Inc.	28,697	470,344
Norwood Financial Corp.	1,654	52,283
Oak Valley Bancorp	1,911	32,047
OceanFirst Financial Corp.	14,816	349,658

Ocwen Financial Corp.(1)	38,932	73,192
OFG Bancorp	14,835	324,887
Ohio Valley Banc Corp.	1,207	44,043
Old Line Bancshares, Inc.	4,355	126,339
Old National Bancorp	50,456	868,096
Old Republic International Corp.	142,465	3,357,900
Old Second Bancorp, Inc.	8,569	104,713
On Deck Capital, Inc.(1)	19,046	63,995
OneMain Holdings, Inc. - Class A	2,237	82,053
OP Bancorp	3,879	37,937
Oppenheimer Holdings, Inc. - Class A	2,789	83,837
Opus Bank	6,343	138,087
Orchid Island Capital, Inc. - Class A	18,328	105,386
Origin Bancorp, Inc.	5,673	191,407
Oritani Financial Corp.	11,414	201,971
Orrstown Financial Services, Inc.	2,988	65,437
Pacific Mercantile Bancorp(1)	5,668	42,567
Pacific Premier Bancorp, Inc.	17,459	544,546
PacWest Bancorp	183,723	6,676,494
Park National Corp.	3,930	372,603
Parke Bancorp, Inc.	2,539	56,417
PCB Bancorp	3,575	58,809
PCSB Financial Corp.	4,394	87,836
PDL Community Bancorp(1)	2,458	34,559
Peapack Gladstone Financial Corp.	5,674	159,042
PennantPark Investment Corp.(1)	163,500	1,025,145
Penns Woods Bancorp, Inc.	1,351	62,484
PennyMac Mortgage Investment Trust	25,307	562,575
Peoples Bancorp of North Carolina, Inc.	1,327	39,425
Peoples Bancorp, Inc.	5,398	171,710
Peoples Financial Services Corp.	2,005	90,806
People’s United Financial, Inc.	13,358	208,852
People’s Utah Bancorp	4,180	118,252
Pinnacle Financial Partners, Inc.	2,526	143,351
Pioneer Bancorp, Inc./NY(1)	3,058	38,194

Piper Jaffray Cos	4,134	312,034
PJT Partners, Inc. - Class A	2,720	110,704
Popular, Inc.	43,687	2,362,593
PRA Group, Inc.(1)	64,745	2,187,734
Preferred Bank Los Angeles	2,857	149,650
Premier Financial Bancorp, Inc.	3,814	65,486
Primerica, Inc.	402	51,146
Principal Financial Group, Inc.	82,122	4,692,451
ProAssurance Corp.	15,179	611,258
ProSight Global, Inc.(1)	1,618	31,324
Prospect Capital Corp.(1)	136,400	898,876
Prosperity Bancshares, Inc.	31,796	2,245,751
Protective Insurance Corp. - Class B	2,758	48,127
Provident Bancorp, Inc.(1)	1,087	26,121
Provident Financial Holdings, Inc.	1,719	35,669
Provident Financial Services, Inc.	18,236	447,329
Prudential Bancorp, Inc.	2,609	44,379
QCR Holdings, Inc.	4,315	163,884
Radian Group, Inc.	306,031	6,989,748
Raymond James Financial, Inc.	63,209	5,212,214
RBB Bancorp	4,793	94,374
Ready Capital Corp.	8,801	140,112
Red River Bancshares, Inc.(1)	196	8,501
Redwood Trust, Inc.	28,641	469,999
Regional Management Corp.(1)	1,445	40,691
Regions Financial Corp.	1,282,820	20,294,212
Reinsurance Group of America, Inc. - Class A	291,825	46,656,981
Reliant Bancorp, Inc.	2,802	67,192
RenaissanceRe Holdings Ltd.	14,494	2,803,864
Renasant Corp.	16,775	587,293
Republic Bancorp, Inc. - Class A	2,808	122,008
Republic First Bancorp, Inc.(1)	12,679	53,252
Richmond Mutual Bancorporation, Inc.(1)	3,479	48,671
Riverview Bancorp, Inc.	6,079	44,863
S&T Bancorp, Inc.	9,842	359,528

Safety Insurance Group, Inc.	8,524	863,737
Sandy Spring Bancorp, Inc.	31,421	1,059,202
Santander Consumer USA Holdings, Inc.	142,496	3,635,073
SB One Bancorp	2,482	55,994
Sculptor Capital Management, Inc. - Class A	2,294	44,687
Seacoast Banking Corp. of Florida(1)	12,290	311,060
SEI Investments Co.	2,284	135,338
Select Bancorp, Inc.(1)	4,581	53,140
Selective Insurance Group, Inc.	225,388	16,946,924
ServisFirst Bancshares, Inc.	2,850	94,478
Shore Bancshares, Inc.	3,914	60,315
Sierra Bancorp	4,222	112,136
Signature Bank	15,613	1,861,382
Simmons First National Corp. - Class A	26,241	653,401
SLM Corp.	475,615	4,197,302
SmartFinancial, Inc.(1)	3,758	78,279
South Plains Financial, Inc.	974	15,876
South State Corp.	108,821	8,194,221
Southern First Bancshares, Inc.(1)	2,024	80,656
Southern Missouri Bancorp, Inc.	2,157	78,580
Southern National Bancorp of Virginia, Inc.	5,824	89,631
Southside Bancshares, Inc.	9,382	320,020
Spirit of Texas Bancshares, Inc.(1)	3,925	84,584
Starwood Property Trust, Inc.	9,072	219,724
State Auto Financial Corp.	4,919	159,326
State Street Corp.	87,171	5,159,652
Sterling Bancorp	1,091,639	21,898,278
Sterling Bancorp, Inc.	4,954	48,351
Stewart Information Services Corp.	6,593	255,742
Stifel Financial Corp.	19,851	1,139,050
Stock Yards Bancorp, Inc.	4,741	173,947
Summit Financial Group, Inc.	3,208	82,125
SunTrust Banks, Inc.	379,704	26,123,635
SVB Financial Group(1)	13,027	2,721,992
Synchrony Financial	391,456	13,344,735

Synovus Financial Corp.	155,775	5,570,514
T Rowe Price Group, Inc.	5,546	633,631
TCF Financial Corp.	582,750	22,185,293
TD Ameritrade Holding Corp.	412,698	19,272,997
Territorial Bancorp, Inc.	2,281	65,191
Texas Capital Bancshares, Inc.(1)	1,663	90,883
TFS Financial Corp.	1,688	30,418
The Bancorp, Inc.(1)	14,669	145,223
Third Point Reinsurance Ltd.(1)	115,708	1,155,923
Timberland Bancorp, Inc.	2,176	59,840
Tiptree, Inc.	8,024	58,415
TMX Group Ltd.	19,744	1,703,988
Tompkins Financial Corp.	4,317	350,238
Towne Bank/Portsmouth VA	19,526	542,920
TPG RE Finance Trust, Inc.	14,491	287,501
Travelers Cos, Inc.	71,223	10,590,148
TriCo Bancshares	7,850	284,955
TriState Capital Holdings, Inc.(1)	5,268	110,839
Triumph Bancorp, Inc.(1)	3,702	118,057
TrustCo Bank Corp. NY	27,709	225,828
Trustmark Corp.	18,888	644,270
Two Harbors Investment Corp.	113,292	1,487,524
UMB Financial Corp.	53,718	3,469,108
Umpqua Holdings Corp.	59,974	987,172
Union Bankshares, Inc.	829	26,163
United Bankshares, Inc.	28,558	1,081,491
United Community Banks, Inc.	19,240	545,454
United Community Financial Corp.	12,494	134,685
United Financial Bancorp, Inc.	14,840	202,269
United Fire Group, Inc.	106,280	4,993,034
United Insurance Holdings Corp.	5,963	83,422
United Security Bancshares	3,715	39,082
Unity Bancorp, Inc.	2,062	45,673
Universal Insurance Holdings, Inc.	69,083	2,071,799
Univest Financial Corp.	8,580	218,876

Unum Group	104,601	3,108,742
Valley National Bancorp	94,897	1,031,530
Value Line, Inc.	83	1,888
Veritex Holdings, Inc.	10,798	262,013
Virtu Financial, Inc. - Class A	460,276	7,530,115
Virtus Investment Partners, Inc.	1,720	190,180
Voya Financial, Inc.	74,626	4,062,639
Waddell & Reed Financial, Inc. - Class A	21,261	365,264
Walker & Dunlop, Inc.	7,179	401,521
Washington Federal, Inc.	23,282	861,201
Washington Trust Bancorp, Inc.	4,423	213,675
Waterstone Financial, Inc.	6,814	117,065
Watford Holdings Ltd.(1)	5,934	159,921
Webster Financial Corp.	3,081	144,406
WesBanco, Inc.	15,491	578,899
West Bancorporation, Inc.	3,802	82,655
Westamerica Bancorporation	6,380	396,708
Western Alliance Bancorp	2,916	134,369
Western Asset Mortgage Capital Corp.	15,033	145,068
Western New England Bancorp, Inc.	7,273	69,312
Westwood Holdings Group, Inc.	2,334	64,582
White Mountains Insurance Group Ltd.	102	110,160
Willis Towers Watson Plc	26,334	5,081,672
Wintrust Financial Corp.	32,813	2,120,704
WisdomTree Investments, Inc.	23,925	125,008
World Acceptance Corp.(1)	764	97,418
WR Berkley Corp.	155,225	11,211,902
WSFS Financial Corp.	15,330	676,053
Zions Bancorp N.A.	101,661	4,525,948

		1,157,638,982

Healthcare – 5.82%
Abeona Therapeutics, Inc.(1)	9,339	21,106
Acadia Healthcare Co., Inc.(1)	2,918	90,691
Acceleron Pharma, Inc.(1)	2,263	89,411
AcelRx Pharmaceuticals, Inc.(1)	14,971	32,936

Achillion Pharmaceuticals, Inc.(1)	40,141	144,508
Aclaris Therapeutics, Inc.(1)	8,952	9,668
Acorda Therapeutics, Inc.(1)	12,937	37,129
Adamas Pharmaceuticals, Inc.(1)	6,533	33,416
Adaptive Biotechnologies Corp.(1)	181	5,593
ADMA Biologics, Inc.(1)	777	3,458
Aduro Biotech, Inc.(1)	3,173	3,363
Aeglea BioTherapeutics, Inc.(1)	6,443	49,547
Affimed NV(1)	2,927	8,605
Agilent Technologies, Inc.	131,480	10,075,312
Agios Pharmaceuticals, Inc.(1)	1,539	49,864
Akebia Therapeutics, Inc.(1)	34,135	133,809
Akero Therapeutics, Inc.(1)	441	10,033
Akorn, Inc.(1)	23,880	90,744
Aldeyra Therapeutics, Inc.(1)	1,834	9,665
Alkermes Plc(1)	5,208	101,608
Allscripts Healthcare Solutions, Inc.(1)	760,644	8,351,871
Alnylam Pharmaceuticals, Inc.(1)	577	46,402
Alphatec Holdings, Inc.(1)	737	3,700
AMAG Pharmaceuticals, Inc.(1)	9,931	114,703
American Renal Associates Holdings, Inc.(1)	3,059	19,333
AmerisourceBergen Corp. - Class A	121,819	10,029,358
AMN Healthcare Services, Inc.(1)	161,990	9,324,144
AnaptysBio, Inc.(1)	1,105	38,664
AngioDynamics, Inc.(1)	10,744	197,905
Anika Therapeutics, Inc.(1)	3,894	213,742
Apyx Medical Corp.(1)	8,283	56,076
Arcus Biosciences, Inc.(1)	9,046	82,319
Ardelyx, Inc.(1)	14,456	67,943
Arena Pharmaceuticals, Inc.(1)	3,070	140,514
ArQule, Inc.(1)	2,771	19,868
Assembly Biosciences, Inc.(1)	5,892	57,918
Assertio Therapeutics, Inc.(1)	18,455	23,622
Atreca, Inc. - Class A(1)	730	8,935
Avanos Medical, Inc.(1)	13,972	523,391

Avantor, Inc.(1)	297,590	4,374,573
Avid Bioservices, Inc.(1)	1,453	7,701
BeyondSpring, Inc.(1)	256	4,634
BioCryst Pharmaceuticals, Inc.(1)	5,054	14,480
Bio-Rad Laboratories, Inc. - Class A(1)	714	237,576
Bluebird Bio, Inc.(1)	1,845	169,408
Boston Scientific Corp.(1)	232,555	9,462,663
Bridgebio Pharma, Inc.(1)	1,453	31,196
Brookdale Senior Living, Inc.(1)	53,871	408,342
Calithera Biosciences, Inc.(1)	12,271	37,917
Cambrex Corp.(1)	5,595	332,903
Cantel Medical Corp.	533	39,868
Cara Therapeutics, Inc.(1)	1,721	31,460
Cardinal Health, Inc.	38,117	1,798,741
CareDx, Inc.(1)	653	14,764
CASI Pharmaceuticals, Inc.(1)	1,689	5,641
Castle Biosciences, Inc.(1)	403	7,290
Catalent, Inc.(1)	4,849	231,103
cbdMD, Inc.(1)	2,681	10,617
Cellular Biomedicine Group, Inc.(1)	1,009	14,994
CEL-SCI Corp.(1)	752	6,723
Centene Corp.(1)	381,304	16,495,211
Cerus Corp.(1)	4,138	21,331
Change Healthcare, Inc.(1)	396,974	4,795,446
Chimerix, Inc.(1)	13,782	32,388
Coherus Biosciences, Inc.(1)	10,651	215,789
Community Health Systems, Inc.(1)	25,298	91,073
Computer Programs & Systems, Inc.	3,592	81,215
Concert Pharmaceuticals, Inc.(1)	6,233	36,650
Constellation Pharmaceuticals, Inc.(1)	811	5,239
Covetrus, Inc.(1)	3,224	38,333
Cross Country Healthcare, Inc.(1)	9,145	94,194
Cyclerion Therapeutics, Inc.(1)	497	6,024
Cytokinetics, Inc.(1)	1,386	15,773
DaVita, Inc.(1)	111,774	6,378,942

Dentsply Sirona, Inc.	7,477	398,599
Diplomat Pharmacy, Inc.(1)	16,562	81,154
Dynavax Technologies Corp. - Class A(1)	1,810	6,471
Elanco Animal Health, Inc.(1)	12,601	335,061
ElectroCore, Inc.(1)	3,781	8,280
Eloxx Pharmaceuticals, Inc.(1)	775	3,503
Encompass Health Corp.	1,649	104,349
Endo International Plc(1)	62,126	199,424
Enochian Biosciences, Inc.(1)	670	3,685
Envista Holdings Corp.(1)	53,442	1,489,963
Enzo Biochem, Inc.(1)	12,702	45,727
Epizyme, Inc.(1)	6,031	62,210
Evelo Biosciences, Inc.(1)	3,180	19,398
Evolent Health, Inc. - Class A(1)	16,279	117,046
Exelixis, Inc.(1)	5,910	104,518
EyePoint Pharmaceuticals, Inc.(1)	6,056	10,961
FibroGen, Inc.(1)	2,270	83,945
Five Prime Therapeutics, Inc.(1)	9,837	38,118
G1 Therapeutics, Inc.(1)	3,995	91,006
Genomma Lab Internacional SAB de CV - Class B(1)	413,370	399,042
Geron Corp.(1)	49,895	66,360
Gossamer Bio, Inc.(1)	5,853	98,272
Gritstone Oncology, Inc.(1)	5,578	48,166
Hanger, Inc.(1)	8,924	181,871
Harpoon Therapeutics, Inc.(1)	1,036	14,152
HCA Healthcare, Inc.	48,800	5,876,496
Health Catalyst, Inc.(1)	385	12,181
HealthStream, Inc.(1)	4,663	120,725
Henry Schein, Inc.(1)	4,353	276,416
Hill-Rom Holdings, Inc.	1,112	117,016
Hologic, Inc.(1)	248,696	12,556,661
Horizon Therapeutics Plc(1)	5,431	147,886
Humana, Inc.	39,259	10,037,349
ICON Plc(1)	69,782	10,281,680
ICU Medical, Inc.(1)	44,512	7,104,115

ImmunoGen, Inc.(1)	18,936	45,825
Immunomedics, Inc.(1)	4,720	62,587
Integer Holdings Corp.(1)	145,977	11,030,022
Integra LifeSciences Holdings Corp.(1)	2,364	142,005
Intellia Therapeutics, Inc.(1)	3,057	40,811
Intra-Cellular Therapies, Inc.(1)	6,628	49,511
Intrexon Corp.(1)	15,442	88,328
Invacare Corp.	9,890	74,175
IQVIA Holdings, Inc.(1)	199,061	29,735,732
Jazz Pharmaceuticals Plc(1)	86,806	11,123,321
Jounce Therapeutics, Inc.(1)	4,672	15,558
Kala Pharmaceuticals, Inc.(1)	3,126	11,894
Kezar Life Sciences, Inc.(1)	4,189	13,740
Kiniksa Pharmaceuticals Ltd. - Class A(1)	196	1,668
Laboratory Corp. of America Holdings(1)	90,622	15,224,496
Lannett Co., Inc.(1)	66,943	749,762
LeMaitre Vascular, Inc.	648	22,149
Ligand Pharmaceuticals, Inc.(1)	4,574	455,296
Lineage Cell Therapeutics, Inc.(1)	31,355	30,728
LivaNova Plc(1)	3,016	222,551
Livongo Health, Inc.(1)	691	12,051
Luminex Corp.	12,549	259,137
MacroGenics, Inc.(1)	7,315	93,339
Magellan Health, Inc.(1)	2,779	172,576
Mallinckrodt Plc(1)	159,393	384,137
McKesson Corp.	95,091	12,995,136
Medicines Co.(1)	14,795	739,750
MEDNAX, Inc.(1)	2,829	63,992
Menlo Therapeutics, Inc.(1)	4,448	19,927
Meridian Bioscience, Inc.	11,032	104,694
Mersana Therapeutics, Inc.(1)	10,379	16,399
Minerva Neurosciences, Inc.(1)	1,354	10,494
Moderna, Inc.(1)	687	10,937
Molecular Templates, Inc.(1)	2,028	13,365
Molina Healthcare, Inc.(1)	33,356	3,659,820

Morphic Holding, Inc.(1)	478	8,657
Mylan NV(1)	17,263	341,462
Myriad Genetics, Inc.(1)	18,137	519,262
NanoString Technologies, Inc.(1)	915	19,755
National HealthCare Corp.	3,616	295,970
Natus Medical, Inc.(1)	273,480	8,707,603
Nektar Therapeutics - Class A(1)	4,764	86,776
Neon Therapeutics, Inc.(1)	4,111	7,071
Novavax, Inc.(1)	4,430	22,239
OPKO Health, Inc.(1)	105,050	219,555
Option Care Health, Inc.(1)	32,532	104,102
OraSure Technologies, Inc.(1)	17,727	132,421
Orthofix Medical, Inc.(1)	1,263	66,964
Osmotica Pharmaceuticals Plc(1)	2,262	8,686
Owens & Minor, Inc.	18,054	104,894
Pacific Biosciences of California, Inc.(1)	3,604	18,597
Patterson Cos, Inc.	24,327	433,507
PDL BioPharma, Inc.(1)	35,938	77,626
PerkinElmer, Inc.	2,885	245,715
Perrigo Co. Plc	4,237	236,806
Personalis, Inc.(1)	615	9,025
Phibro Animal Health Corp. - Class A	377	8,041
Phreesia, Inc.(1)	479	11,611
PolarityTE, Inc.(1)	4,055	13,098
Premier, Inc. - Class A(1)	100,487	2,906,084
Prestige Consumer Healthcare, Inc.(1)	52,250	1,812,553
Prevail Therapeutics, Inc.(1)	733	9,001
Principia Biopharma, Inc.(1)	276	7,794
Protagonist Therapeutics, Inc.(1)	1,618	19,432
Prothena Corp. Plc(1)	11,550	90,552
QIAGEN NV(1)	7,427	244,868
Quest Diagnostics, Inc.	4,507	482,384
Reata Pharmaceuticals, Inc. - Class A(1)	3,382	271,541
resTORbio, Inc.(1)	3,995	35,316
Revance Therapeutics, Inc.(1)	2,151	27,963

Rigel Pharmaceuticals, Inc.(1)	4,089	7,646
Rockwell Medical, Inc.(1)	854	2,357
RTI Surgical Holdings, Inc.(1)	16,058	45,765
Sangamo Therapeutics, Inc.(1)	9,733	88,084
SeaSpine Holdings Corp.(1)	4,626	56,483
Sientra, Inc.(1)	970	6,286
Solid Biosciences, Inc.(1)	4,935	51,028
Spectrum Pharmaceuticals, Inc.(1)	2,382	19,759
Spero Therapeutics, Inc.(1)	2,807	29,754
STERIS Plc	2,655	383,621
Stoke Therapeutics, Inc.(1)	629	13,517
Strongbridge Biopharma Plc(1)	10,501	25,097
Surgery Partners, Inc.(1)	6,202	45,802
Sutro Biopharma, Inc.(1)	2,540	23,089
Syneos Health, Inc. - Class A(1)	16,932	900,952
Synlogic, Inc.(1)	4,444	10,177
Synthorx, Inc.(1)	384	6,248
TCR2 Therapeutics, Inc.(1)	3,175	47,720
Tenet Healthcare Corp.(1)	1,901	42,050
TG Therapeutics, Inc.(1)	2,376	13,341
The Cooper Companies, Inc.	28,173	8,367,381
TherapeuticsMD, Inc.(1)	6,084	22,085
Tivity Health, Inc.(1)	13,921	231,506
TransEnterix, Inc.(1)	16,419	10,177
TransMedics Group, Inc.(1)	224	5,320
Triple-S Management Corp. - Class B(1)	6,624	88,762
Turning Point Therapeutics, Inc.(1)	141	5,302
United Therapeutics Corp.(1)	1,452	115,797
UNITY Biotechnology, Inc.(1)	2,256	13,762
Universal Health Services, Inc. - Class B	117,348	17,455,515
Utah Medical Products, Inc.	158	15,143
Varex Imaging Corp.(1)	6,216	177,405
VBI Vaccines, Inc.(1)	4,679	2,205
Verrica Pharmaceuticals, Inc.(1)	2,170	32,029
Viking Therapeutics, Inc.(1)	16,913	116,361

WaVe Life Sciences Ltd.(1)	1,374	28,208
WellCare Health Plans, Inc.(1)	157	40,690
West Pharmaceutical Services, Inc.	32,101	4,552,564
Xeris Pharmaceuticals, Inc.(1)	522	5,131
Zimmer Biomet Holdings, Inc.	107,848	14,804,295

		289,624,140

Industrials – 15.78%
AAR Corp.	9,712	400,232
ABM Industries, Inc.	171,586	6,232,004
Acacia Research Corp.(1)	2,169	5,813
ACCO Brands Corp.	28,339	279,706
Actuant Corp. - Class A	425,906	9,344,378
Acuity Brands, Inc.	18,978	2,558,045
ADT, Inc.	3,816	23,926
Advanced Disposal Services, Inc.(1)	1,332	43,383
AECOM(1)	5,233	196,551
Aegion Corp. - Class A(1)	9,207	196,846
Aerojet Rocketdyne Holdings, Inc.(1)	6,354	320,941
AGCO Corp.	22,426	1,697,648
Air Lease Corp. - Class A	151,518	6,336,483
Aircastle Ltd.	15,416	345,781
Alamo Group, Inc.	385	45,322
Alaska Air Group, Inc.	51,503	3,343,060
Allegion Plc	90,863	9,417,950
Allison Transmission Holdings, Inc.	499,190	23,486,889
Altra Industrial Motion Corp.	326,240	9,035,217
AMERCO	301	117,402
Ameresco, Inc. - Class A(1)	6,328	101,691
American Airlines Group, Inc.	104,128	2,808,332
American Superconductor Corp.(1)	4,340	34,026
AMETEK, Inc.	326,725	29,999,889
AO Smith Corp.	3,800	181,298
Apogee Enterprises, Inc.	1,234	48,114
ArcBest Corp.	7,355	223,960
Arconic, Inc.	153,563	3,992,638

Arcosa, Inc.	14,219	486,432
Argan, Inc.	720	28,289
Armstrong Flooring, Inc.(1)	5,981	38,219
Armstrong World Industries, Inc.	152,955	14,790,748
ASGN, Inc.(1)	1,833	115,222
Astec Industries, Inc.	6,418	199,600
Atlas Air Worldwide Holdings, Inc.(1)	50,742	1,280,221
AZZ, Inc.	5,306	231,129
Barnes Group, Inc.	12,141	625,747
Beacon Roofing Supply, Inc.(1)	16,107	540,068
BG Staffing, Inc.	1,560	29,812
Bloom Energy Corp. - Class A(1)	15,879	51,607
Blue Bird Corp.(1)	2,104	40,050
BlueLinx Holdings, Inc.(1)	2,562	82,829
BMC Stock Holdings, Inc.(1)	386,386	10,115,585
Brady Corp. - Class A	2,553	135,437
Briggs & Stratton Corp.	12,003	72,738
BrightView Holdings, Inc.(1)	98,995	1,697,764
Brink’s Co.	516,243	42,822,357
Builders FirstSource, Inc.(1)	2,252	46,335
BWX Technologies, Inc.	806	46,111
Caesarstone Ltd.	6,483	107,683
CAI International, Inc.(1)	4,828	105,106
Carlisle Cos, Inc.	258	37,549
Casella Waste Systems, Inc. - Class A(1)	233,270	10,016,614
CBIZ, Inc.(1)	15,018	352,923
CECO Environmental Corp.(1)	8,681	60,637
CH Robinson Worldwide, Inc.	71,923	6,097,632
Charah Solutions, Inc.(1)	2,661	5,641
CIRCOR International, Inc.(1)	5,712	214,486
Clean Harbors, Inc.(1)	1,731	133,633
Colfax Corp.(1)	99,915	2,903,530
Columbus McKinnon Corp.	2,768	100,838
Commercial Vehicle Group, Inc.(1)	8,646	62,338
CompX International, Inc.(1)	351	5,030

Concrete Pumping Holdings, Inc.(1)	5,359	21,275
Construction Partners, Inc. - Class A(1)	66,099	1,029,822
Continental Building Products, Inc.(1)	5,235	142,863
Copa Holdings SA - Class A	1,054	104,083
Cornerstone Building Brands, Inc.(1)	13,227	80,023
Costamare, Inc.	14,613	88,701
Covenant Transportation Group, Inc. - Class A(1)	3,687	60,614
CRA International, Inc.	1,672	70,174
Crane Co.	1,693	136,507
Cubic Corp.	7,720	543,720
Cummins, Inc.	72,707	11,827,248
Curtiss-Wright Corp.	60,886	7,876,822
Daseke, Inc.(1)	13,196	32,990
Deere & Co.	8,811	1,486,239
Deluxe Corp.	62,146	3,055,097
Dover Corp.	218,057	21,709,755
Ducommun, Inc.(1)	2,614	110,834
DXP Enterprises, Inc.(1)	4,753	165,024
Dycom Industries, Inc.(1)	1,761	89,899
Eagle Bulk Shipping, Inc.(1)	13,643	59,688
Eastern Co.	1,563	38,794
Eaton Corp. Plc	151,248	12,576,271
Echo Global Logistics, Inc.(1)	8,022	181,698
EMCOR Group, Inc.	35,070	3,020,228
Encore Wire Corp.	5,991	337,173
EnerSys	58,561	3,861,512
Ennis, Inc.	7,389	149,332
EnPro Industries, Inc.	5,483	376,408
Equifax, Inc.	629	88,481
ESCO Technologies, Inc.	163,735	13,026,757
Evoqua Water Technologies Corp.(1)	54,882	934,092
Expeditors International of Washington, Inc.	1,639	121,761
Fastenal Co.	27,515	898,915
Federal Signal Corp.	972	31,823
Flowserve Corp.	3,455	161,383

Fluor Corp.	4,690	89,720
Fortive Corp.	7,713	528,803
Fortune Brands Home & Security, Inc.	369,375	20,204,812
Forward Air Corp.	148,230	9,445,216
Foundation Building Materials, Inc.(1)	2,954	45,757
Franklin Electric Co., Inc.	736	35,188
FTI Consulting, Inc.(1)	9,917	1,051,103
Gardner Denver Holdings, Inc.(1)	4,456	126,060
Gates Industrial Corp. Plc(1)	1,625	16,364
GATX Corp.	10,444	809,723
Genco Shipping & Trading Ltd.(1)	4,370	40,204
Gencor Industries, Inc.(1)	1,980	22,988
General Finance Corp.(1)	1,743	15,408
Genesee & Wyoming, Inc. - Class A(1)	1,554	171,733
Gibraltar Industries, Inc.(1)	204,119	9,377,227
GMS, Inc.(1)	52,227	1,499,959
Gorman-Rupp Co.	4,000	139,160
GP Strategies Corp.(1)	3,512	45,094
GrafTech International Ltd.	2,020	25,856
Graham Corp.	2,566	50,961
Granite Construction, Inc.	11,679	375,246
Great Lakes Dredge & Dock Corp.(1)	2,286	23,889
Greenbrier Cos, Inc.	9,333	281,110
Griffon Corp.	10,655	223,435
H&E Equipment Services, Inc.	1,971	56,883
Hawaiian Holdings, Inc.	13,666	358,869
HD Supply Holdings, Inc.(1)	324,147	12,698,459
Heartland Express, Inc.	12,794	275,199
Heidrick & Struggles International, Inc.	4,927	134,507
Herc Holdings, Inc.(1)	6,481	301,431
Heritage-Crystal Clean, Inc.(1)	1,401	37,126
Herman Miller, Inc.	68,713	3,166,982
Hertz Global Holdings, Inc.(1)	29,683	410,813
Hexcel Corp.	211	17,329
Hillenbrand, Inc.	5,984	184,786

HNI Corp.	2,721	96,595
Hub Group, Inc. - Class A(1)	52,941	2,461,756
Hubbell, Inc. - Class B	84,651	11,123,141
Huntington Ingalls Industries, Inc.	69,065	14,627,276
Hurco Cos, Inc.	1,769	56,909
Huron Consulting Group, Inc.(1)	5,760	353,318
Hyster-Yale Materials Handling, Inc.	2,955	161,727
IAA, Inc.(1)	533,930	22,280,899
ICF International, Inc.	116,223	9,817,357
IDEX Corp.	1,272	208,455
IES Holdings, Inc.(1)	1,384	28,497
IHS Markit Ltd.(1)	4,970	332,394
Ingersoll-Rand Plc	41,767	5,146,112
InnerWorkings, Inc.(1)	12,544	55,570
Insteel Industries, Inc.	5,316	109,137
Interface, Inc. - Class A	1,643	23,725
ITT, Inc.	177,549	10,864,223
Jacobs Engineering Group, Inc.	4,424	404,796
JB Hunt Transport Services, Inc.	1,984	219,530
JELD-WEN Holding, Inc.(1)	2,030	39,159
JetBlue Airways Corp.(1)	253,601	4,247,817
Kaman Corp.	6,986	415,388
Kansas City Southern	128,100	17,038,581
KAR Auction Services, Inc.	478,746	11,753,214
Kelly Services, Inc. - Class A	9,654	233,820
Kennametal, Inc.	87,287	2,683,202
Kimball International, Inc. - Class B	1,347	25,997
Kirby Corp.(1)	61,241	5,031,561
Knight-Swift Transportation Holdings, Inc. - Class A	4,130	149,919
Knoll, Inc.	339,699	8,611,370
L3Harris Technologies, Inc.	96,100	20,050,304
Landstar System, Inc.	118	13,284
LB Foster Co. - Class A(1)	2,637	57,144
Lennox International, Inc.	99	24,054
Lincoln Electric Holdings, Inc.	124	10,758

Lindsay Corp.	2,048	190,157
LSC Communications, Inc.	9,140	12,613
Luxfer Holdings Plc	543	8,460
Lydall, Inc.(1)	4,903	122,134
Lyft, Inc. - Class A(1)	973	39,737
Macquarie Infrastructure Corp.	2,482	97,965
Manitowoc Co., Inc.(1)	10,204	127,550
ManpowerGroup, Inc.	133,700	11,262,888
Marten Transport Ltd.	11,273	234,253
Masco Corp.	146,037	6,086,822
Masonite International Corp.(1)	162,171	9,405,918
Matson, Inc.	12,353	463,361
Matthews International Corp. - Class A	9,101	322,084
Maxar Technologies, Inc.	17,488	132,909
McGrath RentCorp	2,242	156,021
Meritor, Inc.(1)	3,964	73,334
Mesa Air Group, Inc.(1)	3,240	21,854
Milacron Holdings Corp.(1)	20,078	334,700
Miller Industries, Inc.	2,983	99,334
Mistras Group, Inc.(1)	4,483	73,521
Mobile Mini, Inc.	8,683	320,055
Moog, Inc. - Class A	1,294	104,969
MRC Global, Inc.(1)	20,845	252,850
MSC Industrial Direct Co., Inc. - Class A	1,485	107,707
Mueller Industries, Inc.	7,205	206,639
Mueller Water Products, Inc. - Class A	307,465	3,455,907
National Presto Industries, Inc.	1,306	116,352
Navigant Consulting, Inc.	11,070	309,407
Navistar International Corp.(1)	14,505	407,736
Nielsen Holdings Plc	10,447	221,999
NL Industries, Inc.(1)	2,045	7,689
NN, Inc.	12,110	86,344
Nordson Corp.	162	23,694
Northwest Pipe Co.(1)	2,802	78,876
NOW, Inc.(1)	122,509	1,405,178

NRC Group Holdings Corp.(1)	244	3,035
nVent Electric Plc	194,244	4,281,138
Old Dominion Freight Line, Inc.	1,266	215,182
Oshkosh Corp.	153,617	11,644,169
Owens Corning	279,060	17,636,592
PACCAR, Inc.	96,329	6,743,993
PAM Transportation Services, Inc.(1)	227	13,418
Park Aerospace Corp.	5,332	93,630
Parker-Hannifin Corp.	94,743	17,111,533
Park-Ohio Holdings Corp.	2,543	75,934
Patrick Industries, Inc.(1)	2,155	92,406
Pentair Plc	5,605	211,869
PGT Innovations, Inc.(1)	8,292	143,203
PICO Holdings, Inc.(1)	4,448	44,880
Pitney Bowes, Inc.	144,361	659,730
Powell Industries, Inc.	2,636	103,199
Preformed Line Products Co.	911	49,731
Primoris Services Corp.	4,142	81,225
Quad/Graphics, Inc.	9,076	95,389
Quanex Building Products Corp.	9,687	175,141
Quanta Services, Inc.	3,692	139,558
Regal Beloit Corp.	74,029	5,393,013
Republic Services, Inc. - Class A	6,694	579,366
Resideo Technologies, Inc.(1)	4,104	58,892
Resources Connection, Inc.	6,000	101,940
REV Group, Inc.	6,531	74,649
Rexnord Corp.(1)	27,578	745,985
Ritchie Bros Auctioneers, Inc.	31,679	1,263,992
Roadrunner Transportation Systems, Inc.(1)	1,014	10,505
Robert Half International, Inc.	171,479	9,544,521
RR Donnelley & Sons Co.	20,520	77,360
Rush Enterprises, Inc. - Class A	7,902	304,859
Rush Enterprises, Inc. - Class B	1,494	59,655
Ryder System, Inc.	40,862	2,115,426
Safe Bulkers, Inc.(1)	14,417	25,230

Saia, Inc.(1)	3,037	284,567
Schneider National, Inc. - Class B	92,202	2,002,627
Scorpio Bulkers, Inc.	13,482	81,971
Sensata Technologies Holding Plc(1)	68,505	3,429,360
SkyWest, Inc.	14,639	840,279
Snap-on, Inc.	1,846	288,973
Southwest Airlines Co.	298,175	16,104,432
SP Plus Corp.(1)	6,913	255,781
Spartan Motors, Inc.	2,540	34,849
Spirit AeroSystems Holdings, Inc. - Class A	179,279	14,743,905
Spirit Airlines, Inc.(1)	4,324	156,961
SPX Corp.(1)	2,303	92,143
SPX FLOW, Inc.(1)	12,270	484,174
Standex International Corp.	78,635	5,735,637
Stanley Black & Decker, Inc.	5,085	734,325
Steelcase, Inc. - Class A	198,014	3,643,458
Stericycle, Inc.(1)	75,988	3,870,069
Sterling Construction Co., Inc.(1)	6,101	80,228
Systemax, Inc.	812	17,872
Team, Inc.(1)	8,536	154,075
Teledyne Technologies, Inc.(1)	1,202	387,032
Terex Corp.	4,435	115,177
Textainer Group Holdings Ltd.(1)	89,896	890,869
Textron, Inc.	198,238	9,705,732
Thermon Group Holdings, Inc.(1)	6,917	158,953
Timken Co.	227,043	9,878,641
Titan International, Inc.	14,544	39,269
Titan Machinery, Inc.(1)	5,505	78,942
TransDigm Group, Inc.	308	160,366
TriMas Corp.(1)	1,039,823	31,870,575
Trinity Industries, Inc.	61,479	1,209,907
Triton International Ltd.	16,257	550,137
Triumph Group, Inc.	10,883	249,003
TrueBlue, Inc.(1)	11,679	246,427
Tutor Perini Corp.(1)	11,626	166,601

Twin Discount, Inc.(1)	2,899	30,700
UniFirst Corp.	4,419	862,235
United Continental Holdings, Inc.(1)	139,993	12,376,781
United Rentals, Inc.(1)	25,865	3,223,814
Univar, Inc.(1)	101,905	2,115,548
Universal Forest Products, Inc.	2,040	81,355
US Ecology, Inc.	171,580	10,970,825
US Xpress Enterprises, Inc. - Class A(1)	6,333	30,525
Valmont Industries, Inc.	716	99,123
Vectrus, Inc.(1)	3,369	136,950
Veritiv Corp.(1)	3,715	67,167
VSE Corp.	2,386	81,339
Wabash National Corp.	82,916	1,203,111
WABCO Holdings, Inc.(1)	64,228	8,590,495
Wabtec Corp.	4,353	312,807
Watsco, Inc.	1,091	184,575
Watts Water Technologies, Inc. - Class A	3,553	333,023
Werner Enterprises, Inc.	13,111	462,818
Wesco Aircraft Holdings, Inc.(1)	11,362	125,096
WESCO International, Inc.(1)	153,710	7,342,727
Willis Lease Finance Corp.(1)	888	49,177
WillScot Corp. - Class A(1)	711,484	11,084,921
Woodward, Inc.	326	35,153
XPO Logistics, Inc.(1)	1,287	92,111
YRC Worldwide, Inc.(1)	9,673	29,212

		785,044,130

Information Technology – 12.15%
2U, Inc.(1)	1,181	19,227
3D Systems Corp.(1)	33,262	271,085
8x8, Inc.(1)	20,852	432,053
ACI Worldwide, Inc.(1)	349,440	10,946,208
Adesto Technologies Corp.(1)	999	8,551
ADTRAN, Inc.	13,766	156,175
Akamai Technologies, Inc.(1)	458	41,852
Alliance Data Systems Corp.	95,371	12,219,886

Alpha & Omega Semiconductor Ltd.(1)	5,808	71,322
Ambarella, Inc.(1)	5,514	346,472
Amdocs Ltd.	99,881	6,603,133
American Software, Inc. - Class A	3,662	55,003
Amkor Technology, Inc.(1)	35,904	326,726
Analog Devices, Inc.	91,675	10,242,848
Anixter International, Inc.(1)	8,913	616,067
Applied Materials, Inc.	80,700	4,026,930
Applied Optoelectronics, Inc.(1)	5,505	61,766
Arlo Technologies, Inc.(1)	21,328	72,728
Arrow Electronics, Inc.(1)	120,775	9,007,399
Avaya Holdings Corp.(1)	32,516	332,639
Avnet, Inc.	629,867	28,019,633
AVX Corp.	13,583	206,462
Axcelis Technologies, Inc.(1)	9,545	163,124
AXT, Inc.(1)	11,040	39,302
Bel Fuse, Inc. - Class B	2,848	42,805
Belden, Inc.	11,381	607,063
Benchmark Electronics, Inc.	11,100	322,566
Booz Allen Hamilton Holding Corp. - Class A	170,875	12,135,542
Brooks Automation, Inc.	408,049	15,110,054
CACI International, Inc. - Class A(1)	110,924	25,652,284
CalAmp Corp.(1)	9,448	108,841
Calix, Inc.(1)	6,356	40,615
Cambium Networks Corp.(1)	797	7,731
Cardtronics Plc - Class A(1)	2,196	66,407
Casa Systems, Inc.(1)	801	6,292
CDK Global, Inc.	169,981	8,174,386
CDW Corp.	59,050	7,277,322
Ceridian HCM Holding, Inc.(1)	541	26,709
CEVA, Inc.(1)	446	13,318
Check Point Software Technologies Ltd.(1)	148,394	16,249,143
Ciena Corp.(1)	5,183	203,329
Cirrus Logic, Inc.(1)	71,560	3,834,185
Citrix Systems, Inc.	453	43,724

Cloudera, Inc.(1)	64,689	573,145
Coherent, Inc.(1)	803	123,437
Cohu, Inc.	11,582	156,415
CommScope Holding Co., Inc.(1)	6,422	75,523
Comtech Telecommunications Corp.	6,888	223,860
Conduent, Inc.(1)	50,723	315,497
CoreLogic, Inc.(1)	2,532	117,156
Corning, Inc.	148,836	4,244,803
Cree, Inc.(1)	3,245	159,005
CTS Corp.	9,383	303,634
Cypress Semiconductor Corp.	12,394	289,276
Daktronics, Inc.	10,628	78,488
DASAN Zhone Solutions, Inc.(1)	220	2,015
Diebold Nixdorf, Inc.(1)	10,927	122,382
Digi International, Inc.(1)	7,944	108,197
Digimarc Corp.(1)	181	7,075
Diodes, Inc.(1)	59,206	2,377,121
Dolby Laboratories, Inc. - Class A	1,847	119,390
DSP Group, Inc.(1)	3,910	55,072
DXC Technology Co.	77,015	2,271,943
Dynatrace, Inc.(1)	267	4,985
EchoStar Corp. - Class A(1)	1,594	63,154
Entegris, Inc.	221,475	10,422,614
ePlus, Inc.(1)	469	35,686
Exela Technologies, Inc.(1)	2,530	2,985
F5 Networks, Inc.(1)	20,944	2,940,956
Fabrinet(1)	909	47,541
FARO Technologies, Inc.(1)	244	11,797
Fidelity National Information Services, Inc.	315,411	41,873,964
First Solar, Inc.(1)	2,764	160,340
Fiserv, Inc.(1)	228,000	23,618,520
Fitbit, Inc. - Class A(1)	50,884	193,868
Flex Ltd.(1)	477,394	4,995,928
FLIR Systems, Inc.	4,154	218,459
FormFactor, Inc.(1)	20,179	376,237

Global Payments, Inc.	170,434	27,099,006
GSI Technology, Inc.(1)	4,208	36,862
GTY Technology Holdings, Inc.(1)	11,573	72,563
Hackett Group, Inc.	586	9,646
Harmonic, Inc.(1)	24,894	163,803
Hewlett Packard Enterprise Co.	867,444	13,159,125
HP, Inc.	178,000	3,367,760
Ichor Holdings Ltd.(1)	4,994	120,755
Ideanomics, Inc.(1)	1,645	2,476
II-VI, Inc.(1)	9,332	328,580
Immersion Corp.(1)	8,939	68,383
Infinera Corp.(1)	51,388	280,065
Information Services Group, Inc.(1)	8,772	21,798
Inseego Corp.(1)	12,663	60,782
Insight Enterprises, Inc.(1)	6,518	362,987
IPG Photonics Corp.(1)	1,104	149,702
Jabil, Inc.	125,826	4,500,796
Jack Henry & Associates, Inc.	296	43,207
Juniper Networks, Inc.	244,306	6,046,574
KBR, Inc.	180,175	4,421,495
KEMET Corp.	128,063	2,328,185
Keysight Technologies, Inc.(1)	144,250	14,028,313
Kimball Electronics, Inc.(1)	7,019	101,846
KLA-Tencor Corp.	81,884	13,056,404
Knowles Corp.(1)	23,913	486,390
KVH Industries, Inc.(1)	4,584	48,820
Lam Research Corp.	42,194	9,751,455
Leidos Holdings, Inc.	132,441	11,374,033
Limelight Networks, Inc.(1)	19,086	57,831
Littelfuse, Inc.	5,569	987,439
LiveRamp Holdings, Inc.(1)	19,602	842,102
LogMeIn, Inc.	1,646	116,800
Lumentum Holdings, Inc.(1)	22,400	1,199,744
MACOM Technology Solutions Holdings, Inc.(1)	13,449	289,086
ManTech International Corp. - Class A	20,397	1,456,550

Marvell Technology Group Ltd.	221,564	5,532,453
Maxim Integrated Products, Inc.	5,702	330,203
MAXIMUS, Inc.	186,200	14,385,812
Medallia, Inc.(1)	122	3,346
Methode Electronics, Inc.	386,503	13,001,961
Microchip Technology, Inc.	5,638	523,827
MKS Instruments, Inc.	74,379	6,863,694
Monotype Imaging Holdings, Inc.	6,618	131,103
Motorola Solutions, Inc.	1,446	246,413
MTS Systems Corp.	3,448	190,502
Nanometrics, Inc.(1)	4,499	146,757
National Instruments Corp.	4,099	172,117
NCR Corp.(1)	49,975	1,577,211
NeoPhotonics Corp.(1)	10,903	66,399
NetApp, Inc.	37,400	1,963,874
NETGEAR, Inc.(1)	9,116	293,718
NetScout Systems, Inc.(1)	21,407	493,645
nLight, Inc.(1)	57,630	902,486
Nuance Communications, Inc.(1)	9,588	156,380
NVE Corp.	59	3,915
NXP Semiconductors NV	100,427	10,958,594
ON Semiconductor Corp.(1)	171,147	3,287,734
OneSpan, Inc.(1)	2,638	38,251
PC Connection, Inc.	3,260	126,814
PDF Solutions, Inc.(1)	7,395	96,653
Perspecta, Inc.	38,438	1,004,001
Photronics, Inc.(1)	18,912	205,763
Plexus Corp.(1)	198,038	12,379,355
Presidio, Inc.	11,334	191,545
QAD, Inc. - Class A	1,537	70,979
Qorvo, Inc.(1)	132,500	9,823,550
Rambus, Inc.(1)	32,548	427,193
Ribbon Communications, Inc.(1)	17,062	99,642
RingCentral, Inc. - Class A(1)	45,650	5,736,379
Rogers Corp.(1)	48,678	6,654,769

Rudolph Technologies, Inc.(1)	7,648	201,601
Sabre Corp.	7,589	169,956
Sanmina Corp.(1)	70,652	2,268,636
ScanSource, Inc.(1)	7,610	232,486
Science Applications International Corp.	84,807	7,407,891
Seagate Technology Plc	55,900	3,006,861
SecureWorks Corp. - Class A(1)	2,277	29,442
Semtech Corp.(1)	131,863	6,409,860
Skyworks Solutions, Inc.	5,527	438,015
SMART Global Holdings, Inc.(1)	3,774	96,162
SolarWinds Corp.(1)	1,078,788	19,903,639
SS&C Technologies Holdings, Inc.	716	36,924
StarTek, Inc.(1)	4,521	29,251
Stratasys Ltd.(1)	15,061	320,875
SunPower Corp. - Class A(1)	18,336	201,146
Sykes Enterprises, Inc.(1)	11,298	346,171
Symantec Corp.	19,488	460,501
Synaptics, Inc.(1)	9,874	394,466
Synchronoss Technologies, Inc.(1)	10,942	59,087
SYNNEX Corp.	138,312	15,615,425
TE Connectivity Ltd.	233,543	21,761,537
Tech Data Corp.(1)	48,568	5,062,728
Telenav, Inc.(1)	4,500	21,510
TESSCO Technologies, Inc.	1,702	24,458
TiVo Corp.	35,563	270,812
Trimble, Inc.(1)	7,011	272,097
TTM Technologies, Inc.(1)	134,352	1,638,423
Ultra Clean Holdings, Inc.(1)	11,427	167,234
Unisys Corp.(1)	4,671	34,706
Veeco Instruments, Inc.(1)	14,119	164,910
Verint Systems, Inc.(1)	42,739	1,828,374
VeriSign, Inc.(1)	1,092	205,984
Verra Mobility Corp. - Class A(1)	469,950	6,743,783
Versum Materials, Inc.	77,625	4,108,691
ViaSat, Inc.(1)	1,910	143,861

Vishay Intertechnology, Inc.	113,139	1,915,443
Vishay Precision Group, Inc.(1)	687	22,492
Western Digital Corp.	77,570	4,626,275
Western Union Co.	196,093	4,543,475
Xerox Corp.	256,006	7,657,139
Xperi Corp.	11,496	237,737

		604,507,840

Materials – 5.22%
Advanced Emissions Solutions, Inc.	684	10,151
AdvanSix, Inc.(1)	8,223	211,496
AK Steel Holding Corp.(1)	53,702	121,904
Albemarle Corp.	3,534	245,684
Alcoa Corp.(1)	6,247	125,377
Allegheny Technologies, Inc.(1)	36,762	744,430
American Vanguard Corp.	8,498	133,419
Amyris, Inc.(1)	9,279	44,168
AptarGroup, Inc.	75,562	8,950,319
Ardagh Group SA - Class A	559	8,765
Ashland Global Holdings, Inc.	37,154	2,862,716
Avery Dennison Corp.	169,261	19,222,972
Axalta Coating Systems Ltd.(1)	178,814	5,391,242
Berry Global Group, Inc.(1)	56,038	2,200,612
Boise Cascade Co.	8,668	282,490
Cabot Corp.	63,948	2,898,123
Carpenter Technology Corp.	13,834	714,664
Celanese Corp. - Class A	59,451	7,270,263
Century Aluminum Co.(1)	14,554	96,566
CF Industries Holdings, Inc.	6,614	325,409
Chemours Co.	106,870	1,596,638
Clearwater Paper Corp.(1)	4,570	96,518
Cleveland-Cliffs, Inc.	280,380	2,024,344
Coeur Mining, Inc.(1)	64,382	309,677
Commercial Metals Co.	34,370	597,351
Compass Minerals International, Inc.	24,087	1,360,675
Constellium NV - Class A(1)	745,700	9,477,847

Corteva, Inc.	322,465	9,029,020
Crown Holdings, Inc.(1)	315,701	20,855,208
Domtar Corp.	45,605	1,633,115
Eagle Materials, Inc.	51,309	4,618,323
Eastman Chemical Co.	74,505	5,500,704
Element Solutions, Inc.(1)	1,560,154	15,882,368
Ferro Corp.(1)	142,079	1,685,057
Ferroglobe Plc(1)	125,775	142,126
Flotek Industries, Inc.(1)	16,622	36,568
FMC Corp.	368,707	32,328,230
Freeport-McMoRan, Inc.	48,654	465,619
FutureFuel Corp.	7,395	88,296
Gold Resource Corp.	16,553	50,487
Graphic Packaging Holding Co.	785,514	11,586,331
Greif, Inc. - Class A	7,578	287,130
Greif, Inc. - Class B	1,706	77,725
Hawkins, Inc.	2,780	118,150
Haynes International, Inc.	3,651	130,852
HB Fuller Co.	232,704	10,834,698
Hecla Mining Co.	140,586	247,431
Huntsman Corp.	161,080	3,746,721
Innophos Holdings, Inc.	5,610	182,101
Innospec, Inc.	961	85,664
International Flavors & Fragrances, Inc.	3,601	441,807
International Paper Co.	92,824	3,881,900
Intrepid Potash, Inc.(1)	27,639	90,380
Kaiser Aluminum Corp.	2,259	223,573
Koppers Holdings, Inc.(1)	1,638	47,846
Kraton Corp.(1)	6,559	211,790
Kronos Worldwide, Inc.	207,587	2,567,851
Livent Corp.(1)	42,668	285,449
Louisiana-Pacific Corp.	31,205	767,019
LSB Industries, Inc.(1)	6,561	33,986
Martin Marietta Materials, Inc.	1,459	399,912
Materion Corp.	3,510	215,374

Minerals Technologies, Inc.	153,497	8,149,156
Mosaic Co.	232,413	4,764,466
Neenah, Inc.	926	60,301
NewMarket Corp.	20	9,442
Newmont Goldcorp Corp.	27,513	1,043,293
Novagold Resources, Inc.(1)	20,079	121,880
Nucor Corp.	10,245	521,573
Nutrien Ltd.	190,631	9,508,674
Olin Corp.	5,541	103,728
Olympic Steel, Inc.	2,621	37,742
Orion Engineered Carbons SA	5,574	93,142
Owens-Illinois, Inc.	156,319	1,605,396
Packaging Corp. of America	33,562	3,560,928
PH Glatfelter Co.	370,898	5,708,120
PolyOne Corp.	1,299	42,412
PQ Group Holdings, Inc.(1)	10,866	173,204
Ramaco Resources, Inc.(1)	2,280	8,516
Rayonier Advanced Materials, Inc.	14,644	63,409
Reliance Steel & Aluminum Co.	46,255	4,609,773
Royal Gold, Inc.	1,510	186,047
RPM International, Inc.	26,310	1,810,391
Ryerson Holding Corp.(1)	353	3,011
Schnitzer Steel Industries, Inc. - Class A	7,470	154,330
Schweitzer-Mauduit International, Inc.	37,316	1,397,111
Sealed Air Corp.	4,808	199,580
Sensient Technologies Corp.	33,476	2,298,127
Silgan Holdings, Inc.	112,847	3,389,360
Sonoco Products Co.	3,363	195,760
Steel Dynamics, Inc.	282,096	8,406,461
Stepan Co.	5,358	520,047
Summit Materials, Inc. - Class A(1)	26,906	597,313
SunCoke Energy, Inc.(1)	22,575	127,323
Synalloy Corp.	2,311	36,860
TimkenSteel Corp.(1)	12,066	75,895
Trecora Resources(1)	6,156	55,527

Tredegar Corp.	7,456	145,541
Trinseo SA	51,272	2,202,132
Tronox Holdings Plc - Class A	14,145	117,404
UFP Technologies, Inc.(1)	1,872	72,259
United States Lime & Minerals, Inc.	534	40,851
United States Steel Corp.	5,778	66,736
Valhi, Inc.	7,407	14,073
Valvoline, Inc.	6,356	140,023
Verso Corp. - Class A(1)	9,402	116,397
Vulcan Materials Co.	353	53,388
Warrior Met Coal, Inc.	15,118	295,103
Westlake Chemical Corp.	1,179	77,248
Westrock Co.	8,572	312,449
Worthington Industries, Inc.	8,743	315,185

		259,709,718

Real Estate – 8.42%
Acadia Realty Trust	24,291	694,237
Agree Realty Corp.	11,971	875,679
Alexander & Baldwin, Inc.	446,135	10,934,769
Alexandria Real Estate Equities, Inc.	3,759	579,036
Altisource Portfolio Solutions SA(1)	1,518	30,694
American Campus Communities, Inc.	83,000	3,990,640
American Finance Trust, Inc.	29,198	407,604
American Homes 4 Rent - Class A	307,808	7,969,149
American Realty Investors, Inc.(1)	613	9,428
Apartment Investment & Management Co. - Class A	4,981	259,709
Apple Hospitality REIT, Inc.	7,164	118,779
Armada Hoffler Properties, Inc.	10,186	184,265
Ashford Hospitality Trust, Inc.	26,313	87,096
AvalonBay Communities, Inc.	4,677	1,007,098
Boston Properties, Inc.	157,006	20,357,398
Braemar Hotels & Resorts, Inc.	8,471	79,543
Brandywine Realty Trust	5,895	89,309
Brixmor Property Group, Inc.	292,572	5,936,286
BRT Apartments Corp.	2,621	38,214

Camden Property Trust	3,142	348,793
CareTrust REIT, Inc.	7,236	170,082
CatchMark Timber Trust, Inc. - Class A	14,527	155,003
CBL & Associates Properties, Inc.	141,933	183,094
CBRE Group, Inc. - Class A(1)	7,105	376,636
Cedar Realty Trust, Inc.	27,316	81,948
Chatham Lodging Trust	118,423	2,149,377
CIM Commercial Trust Corp.	329	5,100
City Office REIT, Inc.	11,253	161,931
Colony Capital, Inc.	15,256	91,841
Columbia Property Trust, Inc.	3,890	82,274
Community Healthcare Trust, Inc.	2,240	99,792
Consolidated-Tomoka Land Co.	1,401	91,906
CoreCivic, Inc.	34,881	602,744
CorEnergy Infrastructure Trust, Inc.	3,888	183,591
CorePoint Lodging, Inc.	11,910	120,410
CoreSite Realty Corp.	259	31,559
Corporate Office Properties Trust	99,558	2,964,837
Cousins Properties, Inc.	4,907	184,454
CubeSmart	295,822	10,324,188
Cushman & Wakefield Plc(1)	1,974	36,578
CyrusOne, Inc.	236,216	18,684,686
DiamondRock Hospitality Co.	448,713	4,599,308
Digital Realty Trust, Inc.	6,999	908,540
Douglas Emmett, Inc.	283,154	12,127,486
Duke Realty Corp.	278,230	9,451,473
Easterly Government Properties, Inc.	17,693	376,861
EastGroup Properties, Inc.	58,390	7,299,918
Empire State Realty Trust, Inc. - Class A	4,901	69,937
EPR Properties	2,585	198,683
Equity Commonwealth	325,401	11,144,984
Equity Residential	234,805	20,254,279
Essential Properties Realty Trust, Inc.	19,870	455,222
Essex Property Trust, Inc.	2,196	717,323
Extra Space Storage, Inc.	791	92,405

Farmland Partners, Inc.	7,699	51,429
Federal Realty Investment Trust	2,501	340,486
First Industrial Realty Trust, Inc.	29,187	1,154,638
Forestar Group, Inc.(1)	3,055	55,845
Franklin Street Properties Corp.	191,588	1,620,834
Front Yard Residential Corp.	14,303	165,343
FRP Holdings, Inc.(1)	1,982	95,176
Gaming & Leisure Properties, Inc.	93,812	3,587,371
Getty Realty Corp.	9,687	310,565
Gladstone Commercial Corp.	6,777	159,260
Gladstone Land Corp.	5,137	61,105
Global Medical REIT, Inc.	9,312	106,157
Global Net Lease, Inc.	24,432	476,424
Griffin Industrial Realty, Inc.(1)	211	8,007
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	17,247	502,750
HCP, Inc.	16,517	588,501
Healthcare Realty Trust, Inc.	37,090	1,242,515
Healthcare Trust of America, Inc. - Class A	6,916	203,192
Hersha Hospitality Trust - Class A	10,400	154,752
Highwoods Properties, Inc.	3,471	155,987
Host Hotels & Resorts, Inc.	252,140	4,359,501
Hudson Pacific Properties, Inc.	5,106	170,847
Independence Realty Trust, Inc.	26,547	379,888
Industrial Logistics Properties Trust	226,070	4,803,988
Investors Real Estate Trust	3,476	259,553
Invitation Homes, Inc.	16,031	474,678
Iron Mountain, Inc.	8,510	275,639
iStar, Inc.	4,825	62,966
JBG SMITH Properties	4,110	161,153
Jernigan Capital, Inc.	6,270	120,698
Jones Lang LaSalle, Inc.	11,079	1,540,646
Kennedy-Wilson Holdings, Inc.	17,720	388,422
Kilroy Realty Corp.	102,533	7,986,295
Kimco Realty Corp.	13,588	283,717
Kite Realty Group Trust	24,307	392,558

Lexington Realty Trust	421,253	4,317,843
Liberty Property Trust	5,223	268,097
Life Storage, Inc.	19,824	2,089,648
LTC Properties, Inc.	5,888	301,583
Macerich Co.	4,758	150,305
Mack-Cali Realty Corp.	25,373	549,579
Marcus & Millichap, Inc.(1)	770	27,327
Maui Land & Pineapple Co., Inc.(1)	557	6,060
Medical Properties Trust, Inc.	227,627	4,452,384
Mid-America Apartment Communities, Inc.	22,788	2,962,668
Monmouth Real Estate Investment Corp.	22,809	328,678
National Health Investors, Inc.	6,842	563,712
National Retail Properties, Inc.	5,460	307,944
New Senior Investment Group, Inc.	14,389	96,119
Newmark Group, Inc. - Class A	4,386	39,737
Office Properties Income Trust	136,451	4,180,859
Omega Healthcare Investors, Inc.	167,097	6,982,984
One Liberty Properties, Inc.	4,781	131,621
Outfront Media, Inc.	226,922	6,303,893
Paramount Group, Inc.	6,887	91,941
Park Hotels & Resorts, Inc.	7,985	199,385
Pebblebrook Hotel Trust	449,430	12,503,143
Pennsylvania Real Estate Investment Trust	10,233	58,533
Physicians Realty Trust	589,371	10,461,335
Piedmont Office Realty Trust, Inc. - Class A	182,029	3,800,766
PotlatchDeltic Corp.	399,409	16,409,719
Preferred Apartment Communities, Inc. - Class A	13,056	188,659
Prologis, Inc.	103,408	8,812,430
QTS Realty Trust, Inc. - Class A	294,380	15,134,076
Rafael Holdings, Inc. - Class B(1)	3,013	63,152
Rayonier, Inc.	4,369	123,206
Re/Max Holdings, Inc. - Class A	5,215	167,714
Realogy Holdings Corp.	33,355	222,811
Realty Income Corp.	10,706	820,936
Regency Centers Corp.	211,245	14,679,415

Retail Opportunity Investments Corp.	32,640	595,027
Retail Properties of America, Inc. - Class A	374,527	4,614,173
Retail Value, Inc.	17,391	644,163
Rexford Industrial Realty, Inc.	32,057	1,411,149
RLJ Lodging Trust	50,478	857,621
RPT Realty	22,936	310,783
Sabra Health Care REIT, Inc.	182,660	4,193,874
Safehold, Inc.	2,953	90,067
Saul Centers, Inc.	388	21,150
Senior Housing Properties Trust	297,800	2,756,139
Seritage Growth Properties	8,974	381,305
Service Properties Trust	122,108	3,149,165
SITE Centers Corp.	130,741	1,975,497
SL Green Realty Corp.	72,676	5,941,263
Spirit Realty Capital, Inc.	38,186	1,827,582
St Joe Co.(1)	10,110	173,184
STAG Industrial, Inc.	78,546	2,315,536
STORE Capital Corp.	573,064	21,438,324
Stratus Properties, Inc.(1)	1,579	46,375
Summit Hotel Properties, Inc.	197,395	2,289,782
Sun Communities, Inc.	2,265	336,239
Sunstone Hotel Investors, Inc.	65,718	902,965
Taubman Centers, Inc.	1,936	79,047
Tejon Ranch Co.(1)	5,954	101,039
Terreno Realty Corp.	16,984	867,713
The GEO Group, Inc.	34,146	592,092
The Howard Hughes Corp.(1)	238,908	30,962,477
Transcontinental Realty Investors, Inc.	298	9,253
UDR, Inc.	9,216	446,792
UMH Properties, Inc.	1,353	19,050
Uniti Group, Inc.	156,400	1,214,446
Universal Health Realty Income Trust	380	39,064
Urban Edge Properties	33,366	660,313
Urstadt Biddle Properties, Inc. - Class A	8,699	206,166
Ventas, Inc.	12,522	914,482

VEREIT, Inc.	819,649	8,016,167
VICI Properties, Inc.	15,511	351,324
Vornado Realty Trust	5,811	369,986
Washington Prime Group, Inc.	332,437	1,376,289
Washington Real Estate Investment Trust	23,569	644,848
Weingarten Realty Investors	4,124	120,132
Welltower, Inc.	13,633	1,235,831
Weyerhaeuser Co.	25,001	692,528
Whitestone REIT - Class B	11,429	157,263
WP Carey, Inc.	5,694	509,613
Xenia Hotels & Resorts, Inc.	201,782	4,261,636

		419,094,238

Utilities – 7.38%
AES Corp.	22,240	363,402
ALLETE, Inc.	15,131	1,322,601
Alliant Energy Corp.	97,061	5,234,500
Ameren Corp.	257,831	20,639,371
American Electric Power Co., Inc.	77,273	7,239,707
American Water Works Co., Inc.	6,058	752,585
Aqua America, Inc.	7,248	324,928
AquaVenture Holdings Ltd.(1)	3,527	68,530
Artesian Resources Corp. - Class A	2,317	85,729
Atlantic Power Corp.(1)	12,987	30,390
Atlantica Yield Plc	649,075	15,636,217
Atmos Energy Corp.	3,934	448,043
Avangrid, Inc.	1,882	98,334
Avista Corp.	19,166	928,401
Black Hills Corp.	62,425	4,789,870
Cadiz, Inc.(1)	4,074	50,884
California Water Service Group	984	52,083
CenterPoint Energy, Inc.	16,882	509,499
Clearway Energy, Inc. - Class A	9,784	169,655
Clearway Energy, Inc. - Class C	21,770	397,302
CMS Energy Corp.	315,314	20,164,330
Consolidated Edison, Inc.	11,191	1,057,214

Consolidated Water Co. Ltd.	4,071	67,131
DTE Energy Co.	144,717	19,241,572
Edison International	165,714	12,498,150
El Paso Electric Co.	9,871	662,147
Entergy Corp.	188,471	22,118,957
Evergy, Inc.	493,755	32,864,333
Eversource Energy	240,681	20,571,005
Exelon Corp.	88,500	4,275,435
FirstEnergy Corp.	394,734	19,038,021
Genie Energy Ltd. - Class B	2,585	19,284
Hawaiian Electric Industries, Inc.	3,637	165,884
IDACORP, Inc.	1,693	190,750
MDU Resources Group, Inc.	6,651	187,492
MGE Energy, Inc.	94,782	7,570,238
Middlesex Water Co.	661	42,939
National Fuel Gas Co.	128,555	6,031,801
New Jersey Resources Corp.	52,006	2,351,711
NiSource, Inc.	12,508	374,239
Northwest Natural Holding Co.	7,525	536,833
NorthWestern Corp.	14,734	1,105,787
NRG Energy, Inc.	8,494	336,362
OGE Energy Corp.	6,728	305,317
ONE Gas, Inc.	161,367	15,508,982
Ormat Technologies, Inc.	7,484	555,986
Otter Tail Corp.	6,364	342,065
Pattern Energy Group, Inc. - Class A	26,029	700,961
PG&E Corp.(1)	17,770	177,700
Pinnacle West Capital Corp.	50,743	4,925,623
PNM Resources, Inc.	23,300	1,213,464
Portland General Electric Co.	73,673	4,152,947
PPL Corp.	244,569	7,701,478
Public Service Enterprise Group, Inc.	136,582	8,479,011
RGC Resources, Inc.	2,125	62,135
Sempra Energy	9,244	1,364,507
SJW Group	2,643	180,490

South Jersey Industries, Inc.		167,047	5,497,517
Southwest Gas Holdings, Inc.		14,063	1,280,295
Spire, Inc.		14,491	1,264,195
Sunnova Energy International, Inc.(1)		2,838	30,508
TerraForm Power, Inc. - Class A		6,681	121,761
UGI Corp.		89,751	4,511,783
Unitil Corp.		4,227	268,161
Vistra Energy Corp.		1,354,869	36,215,648
WEC Energy Group, Inc.		218,046	20,736,175
Xcel Energy, Inc.		319,603	20,739,039
York Water Co.		393	17,158

			366,966,552

Total Common Stocks (Cost: $4,314,960,354)			4,846,797,750

RIGHTS – 0.00%(2)
Healthcare – 0.00%(2)
Corium International, Inc., expires 03/31/2020 - CVR(1)(4)		1,051	189

Total Rights (Cost: $0)			189

SHORT-TERM INVESTMENTS – 2.39%
Money Market Funds – 2.32%
Goldman Sachs Financial Square Government Fund - Class I, 1.84%(3)		115,239,498	115,239,498

Total Money Market Funds (Cost: $115,239,498)			115,239,498

	Principal Amount		Value
Time Deposits – 0.07%
BNP Paribas, Paris, 1.40% due 10/01/2019		$23,293	23,293
Brown Brothers Harriman, 0.89% due 10/01/2019	CAD	11	8
Citibank, New York, 1.40% due 10/01/2019		$3,514,379	3,514,379

Total Time Deposits (Cost: $3,537,680)			3,537,680

Total Short-Term Investments (Cost: $118,777,178)			118,777,178

TOTAL INVESTMENTS IN SECURITIES – 99.79%
(Cost: $4,433,737,532)			4,965,575,117

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.21%			10,452,615

TOTAL NET ASSETS – 100.00%			$4,976,027,732

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)	Represents annualized seven-day yield as of the close of the reporting period.
(4)	Security is categorized as Level 3 per the Trust’s fair value hierarchy. The value of these securities totals $189, which represents 0.00% of total net assets.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder Small/Mid Cap Value Fund

	Level 1	Level 2	Level 3		Total
Assets
Common Stocks
Communication Services	$138,043,839	$—	$—		$138,043,839
Consumer Discretionary	483,239,199	—	—		483,239,199
Consumer Staples	153,167,756	—	—		153,167,756
Energy	189,761,356	—	—		189,761,356
Financials	1,157,638,982	—	—	(1)	1,157,638,982
Healthcare	289,624,140	—	—		289,624,140
Industrials	785,044,130	—	—		785,044,130
Information Technology	604,507,840	—	—		604,507,840
Materials	259,709,718	—	—		259,709,718
Real Estate	419,094,238	—	—		419,094,238
Utilities	366,966,552	—	—		366,966,552
Rights
Healthcare	—	—	189		189
Short-Term Investments
Money Market Funds	115,239,498	—	—		115,239,498
Time Deposits	—	3,537,680	—		3,537,680

Total Assets	$4,962,037,248	$3,537,680	$189		$4,965,575,117

(1)	Includes a security valued at $0.

Bridge Builder International Equity Fund

Schedule of Investments

September 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS – 95.95%
Australia – 2.20%
AGL Energy Ltd.	23,774	$307,563
Alumina Ltd.	101,993	163,406
AMP Ltd.	134,840	166,306
APA Group - Stapled Security	42,876	332,069
Aristocrat Leisure Ltd.	21,939	453,591
ASX Ltd.	7,429	407,105
Aurizon Holdings Ltd.	84,210	335,690
AusNet Services - Class Miscella	74,496	91,268
Australia & New Zealand Banking Group Ltd.	116,356	2,235,160
Bank of Queensland Ltd.	17,480	117,064
Bendigo & Adelaide Bank Ltd.	21,026	163,141
BHP Group Ltd.	120,459	2,976,609
BHP Group Plc	86,430	1,846,084
BlueScope Steel Ltd.	19,724	160,206
Boral Ltd.	45,931	149,901
Brambles Ltd.	60,189	463,516
Caltex Australia Ltd.	9,390	166,847
Challenger Ltd.	22,182	110,469
CIMIC Group Ltd.	3,420	72,668
Coca-Cola Amatil Ltd.	18,050	129,887
Cochlear Ltd.	352,845	49,653,936
Coles Group Ltd.	44,093	458,413
Commonwealth Bank of Australia	68,995	3,763,637
Computershare Ltd.	17,714	193,646
Crown Resorts Ltd.	13,090	106,484
CSL Ltd.	471,173	74,498,050
Dexus Property Group	39,571	318,734
Flight Centre Travel Group Ltd.	1,987	63,821

Fortescue Metals Group Ltd.	55,587	330,866
Goodman Group	60,288	577,064
GPT Group	71,020	295,330
Harvey Norman Holdings Ltd.	22,465	68,725
Incitec Pivot Ltd.	61,217	140,192
Insurance Australia Group Ltd.	87,845	468,737
LendLease Group - Stapled Security	23,260	275,884
Macquarie Group Ltd.	12,072	1,070,088
Magellan Financial Group Ltd.	4,414	153,741
Medibank Pvt Ltd.	107,449	246,759
Mirvac Group	142,041	293,438
National Australia Bank Ltd.	115,402	2,313,834
Newcrest Mining Ltd.	28,290	652,810
Oil Search Ltd.	53,538	264,303
Orica Ltd.	15,122	230,281
Origin Energy Ltd.	67,033	361,048
QBE Insurance Group Ltd.	3,549,126	30,105,113
Ramsay Health Care Ltd.	5,876	257,428
REA Group Ltd.	1,860	135,979
Santos Ltd.	64,339	335,476
Scentre Group	214,207	568,302
Seek Ltd.	1,643,216	23,835,473
Sonic Healthcare Ltd.	16,190	306,979
South32 Ltd.	210,036	370,439
Stockland	96,811	297,373
Suncorp Group Ltd.(1)	45,706	421,092
Sydney Airport - Stapled Security	43,346	235,204
Tabcorp Holdings Ltd.	74,031	242,322
Telstra Corp. Ltd.	166,070	393,663
TPG Telecom Ltd.	16,881	79,120
Transurban Group - Stapled Security	99,262	985,420
Treasury Wine Estates Ltd.	2,192,783	27,523,524
Vicinity Centres	129,996	225,541
Washington H Soul Pattinson & Co. Ltd.	3,922	55,728
Wesfarmers Ltd.	46,384	1,246,238

Westpac Banking Corp.	141,274	2,821,614
Woodside Petroleum Ltd.	38,792	847,494
Woolworths Group Ltd.	46,701	1,175,166
WorleyParsons Ltd.	11,692	102,572

		240,215,631

Austria – 0.01%
Andritz AG	2,719	111,113
Erste Group Bank AG	12,266	405,386
OMV AG	6,115	327,754
Raiffeisen Bank International AG	6,025	139,730
Verbund AG	2,608	142,697
Voestalpine AG	4,991	114,754

		1,241,434

Belgium – 0.69%
Ageas	7,311	405,286
Anheuser-Busch InBev SA	385,716	36,712,271
Colruyt SA	2,082	114,057
Groupe Bruxelles Lambert SA	3,335	320,121
KBC Group NV	124,370	8,077,999
Proximus	6,224	184,940
Solvay SA	274,567	28,425,187
Telenet Group Holding NV	1,708	80,600
UCB SA	4,773	346,293
Umicore SA	7,163	270,641

		74,937,395

Bermuda – 0.11%
Bank of NT Butterfield & Son Ltd.	409,798	12,146,413

Brazil – 0.40%
Ambev SA - ADR	2,318,230	10,710,223
Raia Drogasil SA	1,409,971	32,512,863

		43,223,086

Canada – 2.94%
Cameco Corp.	1,753,922	16,662,259
Canadian Pacific Railway Ltd.	292,216	65,006,371

Dollarama, Inc.	690,987	24,737,528
Fairfax Financial Holdings Ltd.	42,781	18,858,062
First Quantum Minerals Ltd.	775,895	6,518,256
Lululemon Athletica, Inc.(1)	147,830	28,461,710
Lundin Mining Corp.	1,010,399	4,751,320
Quebecor, Inc. - Class B	543,340	12,336,240
Restaurant Brands International, Inc.	221,415	15,751,463
Shaw Communications, Inc. - Class B	750,565	14,746,731
Shopify, Inc. - Class A(1)	359,784	112,130,281

		319,960,221

Chile – 0.00%(2)
Antofagasta Plc	15,903	175,562

China – 3.12%
Alibaba Group Holding Ltd. - ADR(1)	388,766	65,013,338
Baidu, Inc. - ADR(1)	152,662	15,687,547
BeiGene Ltd. - ADR(1)	1,297	158,831
Ctrip.com International Ltd. - ADR(1)	546,844	16,017,061
Lenovo Group Ltd.	94,698,000	63,175,492
Ping An Insurance Group Co. of China Ltd. - Class H	1,926,500	22,142,644
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	11,300,000	11,636,749
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H	13,411,000	36,004,958
Tencent Holdings Ltd.	1,753,016	73,325,018
Tsingtao Brewery Co. Ltd. - Class H	6,097,000	36,785,542
Yangzijiang Shipbuilding Holdings Ltd.	102,100	70,991

		340,018,171

Denmark – 1.33%
AP Moller - Maersk - Class A	139	148,192
AP Moller - Maersk - Class B	24,790	28,023,438
Carlsberg - Class B	4,010	592,590
CHR Hansen Holding A/S	341,405	28,921,697
Coloplast A/S - Class B	4,429	532,879
Danske Bank A/S	712,743	9,915,949
Demant A/S(1)	4,200	107,520
DSV A/S	369,063	35,079,461

Genmab A/S(1)	2,463	500,441
H Lundbeck A/S	2,430	80,561
ISS A/S	5,978	147,796
Novo Nordisk A/S - Class B	65,651	3,392,593
Novozymes A/S - Class B	861,579	36,238,961
Orsted A/S(3)	7,090	659,077
Pandora A/S	4,227	169,632
Tryg A/S	4,381	125,518
Vestas Wind Systems	7,135	553,518

		145,189,823

Finland – 0.90%
Elisa OYJ	5,721	294,944
Fortum OYJ	17,294	408,765
Kone OYJ - Class B	510,334	29,043,311
Metso OYJ	3,633	135,573
Neste OYJ	16,006	529,553
Nokia OYJ	12,818,625	64,737,952
Nokian Renkaat OYJ	4,827	136,056
Nordea Bank Abp(1)	1,777	12,588
Nordea Bank Abp	131,512	932,869
Orion OYJ - Class B	4,175	155,573
Sampo OYJ - Class A	18,076	718,201
Stora Enso OYJ - Class R	23,536	283,237
UPM-Kymmene OYJ	22,014	650,043
Wartsila OYJ Abp	16,116	180,322

		98,218,987

France – 7.90%
Accor SA	6,794	283,198
Aeroports de Paris	1,069	190,144
Air Liquide SA	15,938	2,268,297
Airbus SE	21,652	2,811,047
Alstom SA	6,965	288,513
Amundi SA(3)	316,810	22,068,343
Arkema SA	2,545	237,262
Atos SE	3,769	265,297

AXA SA	79,079	2,019,186
BioMerieux	1,505	124,464
BNP Paribas SA	1,336,239	64,963,775
Bollore SA	33,624	139,236
Bouygues SA	301,773	12,085,030
Bureau Veritas SA	10,415	250,687
Capgemini SE	5,893	693,908
Carrefour SA	24,506	428,666
Casino Guichard Perrachon SA	2,241	106,961
Cie de Saint-Gobain	1,380,309	54,098,061
Cie Generale des Etablissements Michelin SCA	6,635	738,761
CNP Assurances	7,402	143,041
Covivio	1,839	194,642
Credit Agricole SA	47,830	578,924
Danone SA	340,260	29,970,684
Dassault Aviation SA	95	134,402
Dassault Systemes	4,859	692,195
Edenred	8,910	427,411
Eiffage SA	3,031	314,209
Electricite de France SA	24,385	272,782
Engie SA	75,017	1,224,440
EssilorLuxottica SA	270,801	39,043,886
EssilorLuxottica SA	172,788	24,968,161
Eurazeo SE	1,456	108,281
Eutelsat Communications SA	7,302	135,832
Faurecia SE	2,901	137,525
Gecina SA	1,894	297,590
Getlink SE	15,989	240,087
Hermes International	1,175	811,548
ICADE	1,124	100,551
Iliad SA	979	91,948
Imerys SA	1,348	54,144
Ingenico Group SA	2,206	215,009
Ipsen SA	1,353	128,354
JCDecaux SA	2,584	69,924

Kering SA	2,811	1,432,443
Klepierre SA	8,330	282,891
Legrand SA	447,866	31,949,376
L’Oreal SA	9,376	2,622,174
LVMH Moet Hennessy Louis Vuitton SE	173,271	68,746,969
Natixis SA	38,112	157,904
Orange SA	5,237,383	81,975,222
Pernod Ricard SA	271,248	48,276,950
Peugeot SA	22,076	550,989
Publicis Groupe SA	533,816	26,266,543
Remy Cointreau SA	798	105,931
Renault SA	8,108	465,343
Rexel SA	2,598,139	27,788,785
Safran SA	12,144	1,912,077
Sanofi SA	1,588,399	147,137,839
Sartorius Stedim Biotech	1,099	153,720
Schneider Electric SE	358,155	31,317,823
SCOR SE	185,268	7,649,244
SEB SA	820	124,453
Societe BIC SA	982	65,922
Societe Generale SA	31,616	866,029
Sodexo SA	3,220	361,493
Suez Environnement Co.	14,333	225,266
Teleperformance	2,178	471,922
Thales SA	4,004	460,263
TOTAL SA	1,325,447	69,011,695
Ubisoft Entertainment SA(1)	424,744	30,620,049
Unibail-Rodamco-Westfield	5,728	835,032
Valeo SA	9,755	316,131
Veolia Environnement SA	20,751	525,657
Vinci SA	121,916	13,132,679
Vivendi SA	34,006	930,498
Wendel SA	1,007	138,766
Worldline SA(1)(3)	2,960	186,470

		861,480,954

Germany – 6.46%
1&1 Drillisch AG	2,012	62,718
Adidas AG	336,197	104,672,990
Allianz SE	212,100	49,370,931
Axel Springer SE(1)	1,779	122,158
BASF SE	275,659	19,273,543
Bayer AG	820,653	57,817,529
Bayerische Motoren Werke AG	13,579	956,319
Bechtle AG	331,564	33,745,174
Beiersdorf AG	129,139	15,226,127
Brenntag AG	5,912	285,926
Carl Zeiss Meditec AG	1,459	166,290
Commerzbank AG	8,037,888	46,530,441
Continental AG	180,074	23,104,738
Covestro AG(3)	238,505	11,801,720
Daimler AG - Class REGISTERED	912,934	45,388,262
Delivery Hero SE(1)(3)	4,417	196,094
Deutsche Bank AG	81,302	607,502
Deutsche Boerse AG	161,075	25,121,104
Deutsche Lufthansa AG	10,190	161,768
Deutsche Post AG	40,451	1,348,039
Deutsche Telekom AG	1,802,925	30,240,472
Deutsche Wohnen SE	13,765	502,470
E.ON SE	5,963,343	57,979,239
Evonik Industries AG	7,576	187,023
Fraport AG Frankfurt Airport Services Worldwide	1,488	126,116
Fresenius Medical Care AG & Co. KGaA	759,084	51,010,655
Fresenius SE & Co. KGaA	15,620	730,714
GEA Group AG	5,575	150,401
Gerresheimer AG	139,085	9,972,358
Hannover Rueck SE	2,399	405,453
HeidelbergCement AG	6,058	437,690
Henkel AG & Co. KGaA	4,016	367,648
HOCHTIEF AG	866	98,690
HUGO BOSS AG	2,302	123,246

Infineon Technologies AG	1,398,874	25,133,217
KION Group AG	2,354	123,795
Knorr-Bremse AG	1,753	164,777
LANXESS AG	3,164	193,243
Merck KGaA	151,278	17,041,425
METRO AG	7,669	120,989
MTU Aero Engines AG	1,968	522,932
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,721	1,477,722
Puma SE	2,990	231,353
RWE AG	22,517	703,715
SAP SE	36,465	4,290,959
Siemens AG	160,454	17,175,820
Siemens Healthineers AG(3)	5,393	212,064
Symrise AG - Class A	4,886	474,962
Telefonica Deutschland Holding AG	37,328	104,074
ThyssenKrupp AG	14,704	203,469
TUI AG	18,667	216,798
Uniper SE	7,877	258,335
United Internet AG - Class REG	4,943	176,142
Volkswagen AG	30,759	5,287,600
Vonovia SE	20,652	1,047,783
Wirecard AG	4,432	709,295
Zalando SE(1)(3)	872,005	39,815,041

		703,977,058

Hong Kong – 4.82%
AIA Group Ltd.	10,923,185	103,017,102
ASM Pacific Technology Ltd.	12,700	154,958
Bank of East Asia Ltd.	55,000	135,460
BOC Hong Kong Holdings Ltd.	153,000	519,163
China Mobile Ltd.	13,913,000	115,251,842
China Resources Power Holdings Co. Ltd.	17,028,000	20,659,824
CK Asset Holdings Ltd.	104,500	707,997
CK Hutchison Holdings Ltd.	11,795,500	104,132,220
CK Infrastructure Holdings Ltd.	28,000	188,300
CLP Holdings Ltd.	68,500	719,996

Dairy Farm International Holdings Ltd.	15,600	98,322
Galaxy Entertainment Group Ltd.	8,078,000	50,081,391
Hang Lung Properties Ltd.	82,000	186,098
Hang Seng Bank Ltd.	31,600	680,903
Henderson Land Development Co. Ltd.	58,758	273,684
HK Electric Investments & HK Electric Investments Ltd.	103,000	98,168
HKT Trust & HKT Ltd. - Class Miscella	156,000	247,466
Hong Kong & China Gas Co. Ltd.	380,992	742,602
Hong Kong Exchanges & Clearing Ltd.	44,299	1,298,406
Hongkong Land Holdings Ltd.	47,800	268,742
Hysan Development Co. Ltd.	27,000	108,881
Jardine Matheson Holdings Ltd.	293,300	15,696,593
Jardine Strategic Holdings Ltd.	390,300	11,674,436
Kerry Properties Ltd.	28,500	87,755
Link Real Estate Investment Trust	77,500	854,892
Melco Resorts & Entertainment Ltd. - ADR	7,637	148,234
MTR Corp. Ltd.	61,500	344,902
New World Development Co. Ltd.	247,413	321,305
NWS Holdings Ltd.	69,613	107,821
PCCW Ltd.	187,000	104,980
Power Assets Holdings Ltd.	56,000	375,919
Shangri-La Asia Ltd.	44,000	44,847
Sino Land Co. Ltd.	124,490	187,110
SJM Holdings Ltd.	75,000	71,229
Sun Hung Kai Properties Ltd.	65,500	941,284
Swire Pacific Ltd. - Class A	4,320,000	40,207,488
Swire Properties Ltd.	42,000	131,813
Techtronic Industries Co. Ltd.	3,361,000	23,393,208
Vitasoy International Holdings Ltd.	26,000	105,390
WH Group Ltd.(3)	33,666,500	30,150,304
Wharf Holdings Ltd.	51,000	111,239
Wharf Real Estate Investment Co. Ltd.	50,000	273,076
Wheelock & Co. Ltd.	35,000	199,401
Yue Yuen Industrial Holdings Ltd.	32,500	88,793

		525,193,544

India – 1.67%
Asian Paints Ltd.	1,728,586	43,063,296
HDFC Bank Ltd. - ADR	979,732	55,893,711
Housing Development Finance Corp. Ltd.	1,467,747	40,968,155
Mahindra & Mahindra Ltd. - GDR	2,081,707	16,154,650
MakeMyTrip Ltd.(1)	371,500	8,429,335
United Spirits Ltd.(1)	1,823,977	17,158,057

		181,667,204

Ireland – 2.54%
Accenture Plc - Class A	365,949	70,390,290
AerCap Holdings NV(1)	5,207	285,083
AIB Group Plc	31,794	94,316
Bank of Ireland Group Plc	38,142	151,134
CRH Plc	29,485	1,012,049
DCC Plc	3,707	323,304
Experian Plc	2,253,194	72,055,192
Flutter Entertainment Plc	3,050	285,405
ICON Plc(1)	187,748	27,662,790
James Hardie Industries Plc	16,011	268,949
Kerry Group Plc - Class A	5,904	690,096
Keywords Studios Plc	335,053	4,718,845
Kingspan Group Plc	594,242	29,016,694
Medtronic Plc	360,770	39,186,837
Paddy Power Betfair Plc	113	10,563
Perrigo Co. Plc	348,490	19,477,106
Ryanair Holdings Plc - ADR(1)	158,573	10,526,076
Smurfit Kappa Group Plc	8,489	252,427

		276,407,156

Isle of Man – 0.00%(2)
GVC Holdings Plc	24,979	228,168

Israel – 0.03%
Azrieli Group Ltd.	1,741	137,196
Bank Hapoalim BM	45,715	360,204
Bank Leumi Le-Israel BM	60,232	428,841

Check Point Software Technologies Ltd.(1)	4,533	496,364
CyberArk Software Ltd.(1)	1,348	134,557
Elbit Systems Ltd.	921	152,905
Israel Chemicals Ltd.	30,517	152,673
Israel Discount Bank Ltd. - Class A	44,569	195,889
Mizrahi Tefahot Bank Ltd.	4,983	123,820
Nice Ltd.(1)	2,219	319,822
Teva Pharmaceutical Industries Ltd. - ADR(1)	43,771	301,145
Wix.com Ltd.(1)	1,690	197,290

		3,000,706

Italy – 2.20%
Assicurazioni Generali SpA	45,281	877,532
Atlantia SpA	19,866	480,117
Davide Campari-Milano SpA	21,110	190,685
Enel SpA	9,469,197	70,728,239
ENI SpA	8,112,348	123,995,344
Ferrari NV	4,599	709,686
FinecoBank Banca Fineco SpA	2,064,340	21,840,824
Intesa Sanpaolo SpA	608,304	1,440,963
Leonardo SpA	13,561	159,410
Mediobanca Banca di Credito Finanziario SpA	25,420	277,479
Moncler SpA	6,654	237,171
Pirelli & C SpA(3)	15,813	93,643
Poste Italiane SpA(3)	21,438	243,688
Prysmian SpA	9,164	196,775
Recordati SpA	4,197	180,004
Snam SpA	85,007	429,390
Telecom Italia SpA(1)	15,556,100	8,882,325
Telecom Italia SpA Savings Share	246,161	134,650
Terna Rete Elettrica Nazionale SpA	58,619	376,493
UniCredit SpA	688,947	8,120,619

		239,595,037

Japan – 16.89%
ABC-Mart, Inc.	1,200	76,281
Acom Co. Ltd.	12,300	48,471

Advantest Corp.	7,200	320,961
Aeon Co. Ltd.	25,000	459,319
Aeon Financial Service Co. Ltd.	4,900	74,087
Aeon Mall Co. Ltd.	4,600	72,778
AGC, Inc.	7,300	227,485
Air Water, Inc.	6,500	116,879
Aisin Seiki Co. Ltd.	6,800	214,992
Ajinomoto Co., Inc.	16,865	319,214
Alfresa Holdings Corp.	6,800	152,363
Alps Alpine Co. Ltd.	7,300	137,076
Amada Holdings Co. Ltd.	13,100	141,958
ANA Holdings, Inc.	4,300	144,865
Aozora Bank Ltd.	4,700	117,784
Asahi Group Holdings Ltd.	13,500	670,452
Asahi Intecc Co. Ltd.	7,200	189,962
Asahi Kasei Corp.	51,000	505,923
Astellas Pharma, Inc.	3,811,600	54,521,736
Bandai Namco Holdings, Inc.	7,600	473,918
Bank of Kyoto Ltd.	2,100	82,612
Benesse Holdings, Inc.	2,600	67,730
Bridgestone Corp.	23,500	914,524
Brother Industries Ltd.	8,900	162,174
Calbee, Inc.	2,800	87,341
Canon, Inc.	41,000	1,096,429
Casio Computer Co. Ltd.	7,100	110,493
Central Japan Railway Co.	5,900	1,216,636
Chiba Bank Ltd.	22,600	116,890
Chubu Electric Power Co., Inc.	25,900	375,696
Chugai Pharmaceutical Co. Ltd.	8,200	640,807
Chugoku Electric Power Co., Inc.	10,200	131,263
Coca-Cola Bottlers Japan Holdings, Inc.	5,000	112,431
Concordia Financial Group Ltd.	41,300	159,161
Credit Saison Co. Ltd.	7,500	101,134
CyberAgent, Inc.	3,800	146,480
Dai Nippon Printing Co. Ltd.	10,100	262,004

Daicel Corp.	10,600	90,180
Daifuku Co. Ltd.	3,700	192,496
Dai-ichi Life Holdings, Inc.	715,700	10,880,715
Daiichi Sankyo Co. Ltd.	21,900	1,383,848
Daikin Industries Ltd.	9,200	1,213,380
Daito Trust Construction Co. Ltd.	2,600	333,004
Daiwa House Industry Co. Ltd.	22,500	731,356
Daiwa House REIT Investment Corp.	75	211,004
Daiwa Securities Group, Inc.	60,500	270,752
Denso Corp.	383,600	16,950,291
Dentsu, Inc.	8,900	314,705
Disco Corp.	1,000	191,167
East Japan Railway Co.	839,100	80,236,805
Eisai Co. Ltd.	9,200	470,001
Electric Power Development Co. Ltd.	6,300	144,022
FamilyMart UNY Holdings Co. Ltd.	9,100	222,343
FANUC Corp.	82,600	15,613,337
Fast Retailing Co. Ltd.	2,200	1,312,409
Fuji Electric Co. Ltd.	5,200	160,335
FUJIFILM Holdings Corp.	1,091,400	48,076,627
Fujitsu Ltd.	319,200	25,654,188
Fukuoka Financial Group, Inc.	282,100	5,353,781
GMO Payment Gateway, Inc.	1,500	100,685
Hakuhodo DY Holdings, Inc.	8,200	119,151
Hamamatsu Photonics KK	5,100	190,272
Hankyu Hanshin Holdings, Inc.	9,100	351,901
Hikari Tsushin, Inc.	800	173,555
Hino Motors Ltd.	12,800	106,074
Hirose Electric Co. Ltd.	1,215	149,683
Hisamitsu Pharmaceutical Co., Inc.	2,200	96,845
Hitachi Chemical Co. Ltd.	4,215	138,265
Hitachi Construction Machinery Co. Ltd.	4,100	99,589
Hitachi High-Technologies Corp.	2,380	138,350
Hitachi Ltd.	37,000	1,385,658
Hitachi Metals Ltd.	2,644,400	28,718,259

Honda Motor Co. Ltd.	3,275,700	85,772,389
Hoshizaki Corp.	1,900	149,770
Hoya Corp.	14,300	1,171,212
Hulic Co. Ltd.	10,900	111,906
Idemitsu Kosan Co. Ltd.	8,265	234,498
IHI Corp.	6,100	133,625
Iida Group Holdings Co. Ltd.	644,000	10,514,818
Inpex Corp.	3,400,900	31,341,915
Isetan Mitsukoshi Holdings Ltd.	14,400	115,319
Isuzu Motors Ltd.	3,004,000	33,276,508
ITOCHU Corp.	55,300	1,145,463
Itochu Techno-Solutions Corp.	3,500	92,967
J Front Retailing Co. Ltd.	9,900	116,313
Japan Airlines Co. Ltd.	4,700	139,587
Japan Airport Terminal Co. Ltd.	1,700	74,002
Japan Exchange Group, Inc.	18,400	290,765
Japan Post Bank Co. Ltd.	16,300	158,324
Japan Post Holdings Co. Ltd.	63,300	584,106
Japan Prime Realty Investment Corp.	30	142,371
Japan Real Estate Investment Corp.	53	355,434
Japan Retail Fund Investment Corp.	106	224,296
Japan Tobacco, Inc.	2,582,400	56,579,458
JFE Holdings, Inc.	19,900	241,035
JGC Corp.	9,200	121,416
JSR Corp.	7,800	125,586
JTEKT Corp.	8,900	102,787
JXTG Holdings, Inc.	3,705,650	16,938,326
Kajima Corp.	17,700	233,187
Kakaku.com, Inc.	1,104,400	27,282,505
Kamigumi Co. Ltd.	4,100	93,136
Kaneka Corp.	1,800	56,409
Kansai Electric Power Co., Inc.	29,300	328,169
Kansai Paint Co. Ltd.	6,200	144,923
Kao Corp.	324,100	24,040,746
Kawasaki Heavy Industries Ltd.	6,775	151,060

KDDI Corp.	72,000	1,878,678
Keihan Holdings Co. Ltd.	3,500	155,954
Keikyu Corp.	8,100	157,645
Keio Corp.	4,000	249,766
Keisei Electric Railway Co. Ltd.	4,600	189,903
Keyence Corp.	167,554	104,295,009
Kikkoman Corp.	5,600	268,658
Kintetsu Group Holdings Co. Ltd.	6,400	334,068
Kirin Holdings Co. Ltd.	894,400	19,032,675
Kobayashi Pharmaceutical Co. Ltd.	1,700	129,830
Kobe Steel Ltd.	13,900	74,656
Koito Manufacturing Co. Ltd.	3,900	191,973
Komatsu Ltd.	38,000	876,272
Konami Holdings Corp.	3,400	164,708
Konica Minolta, Inc.	19,200	134,333
Kose Corp.	1,300	220,726
Kubota Corp.	41,300	628,119
Kuraray Co. Ltd.	12,600	155,670
Kurita Water Industries Ltd.	3,700	99,610
Kyocera Corp.	730,300	45,534,645
Kyowa Kirin Co. Ltd.	612,383	11,925,752
Kyushu Electric Power Co., Inc.	14,100	133,251
Kyushu Railway Co.	6,700	213,863
Lawson, Inc.	1,900	97,290
LINE Corp.(1)	2,500	89,714
Lion Corp.	7,800	154,303
LIXIL Group Corp.	10,600	187,272
M3, Inc.	16,000	387,198
Makita Corp.	8,200	260,215
Marubeni Corp.	64,700	431,482
Marui Group Co. Ltd.	8,500	180,093
Maruichi Steel Tube Ltd.	2,100	55,775
Mazda Motor Corp.	23,000	206,156
McDonald’s Holdings Co. Japan Ltd.	2,450	118,672
Mebuki Financial Group, Inc.	36,540	90,361

Medipal Holdings Corp.	6,840	152,684
MEIJI Holdings Co. Ltd.	4,200	307,218
Mercari, Inc.(1)	2,700	67,366
Minebea Co. Ltd.	13,800	220,297
MISUMI Group, Inc.	10,300	243,990
Mitsubishi Chemical Holdings Corp.	52,650	377,363
Mitsubishi Corp.	55,100	1,356,723
Mitsubishi Electric Corp.	4,051,100	54,042,320
Mitsubishi Estate Co. Ltd.	44,100	852,741
Mitsubishi Gas Chemical Co., Inc.	6,900	92,804
Mitsubishi Heavy Industries Ltd.	12,840	504,720
Mitsubishi Materials Corp.	4,400	119,278
Mitsubishi Motors Corp.	29,000	126,521
Mitsubishi Tanabe Pharma Corp.	9,490	104,583
Mitsubishi UFJ Financial Group, Inc.	503,800	2,565,784
Mitsubishi UFJ Lease & Finance Co. Ltd.	15,800	91,646
Mitsui & Co. Ltd.	735,900	12,088,200
Mitsui Chemicals, Inc.	7,600	171,222
Mitsui Fudosan Co. Ltd.	35,400	881,004
Mitsui OSK Lines Ltd.	4,700	119,489
Mizuho Financial Group, Inc.	986,800	1,516,468
Monotaro Co. Ltd.	4,500	118,702
MS&AD Insurance Group Holdings, Inc.	1,507,740	49,007,819
Murata Manufacturing Co. Ltd.	636,900	30,868,972
Nabtesco Corp.	4,000	125,212
Nagoya Railroad Co. Ltd.	6,600	197,738
NEC Corp.	9,985	422,231
Nexon Co. Ltd.(1)	2,011,600	24,441,294
NGK Insulators Ltd.	11,200	160,229
NGK Spark Plug Co. Ltd.	6,900	132,389
NH Foods Ltd.	3,600	144,949
Nidec Corp.	255,900	34,654,363
Nikon Corp.	13,200	165,599
Nintendo Co. Ltd.	4,200	1,564,485
Nippon Building Fund, Inc.	52	399,524

Nippon Electric Glass Co. Ltd.	3,000	67,079
Nippon Express Co. Ltd.	2,800	143,407
Nippon Paint Holdings Co. Ltd.	5,300	277,203
Nippon Prologis Real Estate Investment Trust, Inc.	84	230,336
Nippon Steel Corp.	34,000	476,419
Nippon Telegraph & Telephone Corp.	778,600	37,251,115
Nippon Yusen KK	5,600	94,074
Nissan Chemical Corp.	4,400	184,231
Nissan Motor Co. Ltd.	94,300	588,748
Nisshin Seifun Group, Inc.	7,800	144,636
Nissin Foods Holdings Co. Ltd.	2,300	166,683
Nitori Holdings Co. Ltd.	3,000	440,249
Nitto Denko Corp.	6,400	310,113
Nomura Holdings, Inc.	135,100	574,289
Nomura Real Estate Holdings, Inc.	4,800	104,053
Nomura Real Estate Master Fund, Inc.	167	301,633
Nomura Research Institute Ltd.	12,414	248,056
NSK Ltd.	15,000	127,126
NTT Data Corp.	23,900	310,187
NTT DOCOMO, Inc.	54,700	1,396,745
Obayashi Corp.	26,300	263,024
Obic Co. Ltd.	2,500	286,479
Odakyu Electric Railway Co. Ltd.	10,500	252,213
Oji Holdings Corp.	30,250	142,023
Olympus Corp.	2,701,600	36,600,983
Omron Corp.	7,200	396,757
Ono Pharmaceutical Co. Ltd.	13,900	253,147
Oracle Corp.	1,400	122,047
Oriental Land Co. Ltd.	7,400	1,127,875
ORIX Corp.	54,300	812,274
Osaka Gas Co. Ltd.	16,300	313,066
Otsuka Corp.	3,600	144,078
Otsuka Holdings Co. Ltd.	15,130	568,359
Pan Pacific International Holdings Corp.	16,100	269,553
Panasonic Corp.	8,749,800	71,308,147

Park24 Co. Ltd.	4,200	97,570
PeptiDream, Inc.(1)	3,400	162,517
Persol Holdings Co. Ltd.	6,400	121,644
Pigeon Corp.	541,400	22,417,686
Pola Orbis Holdings, Inc.	3,300	74,393
Rakuten, Inc.	31,400	311,255
Recruit Holdings Co. Ltd.	50,300	1,536,841
Renesas Electronics Corp.(1)	29,800	195,286
Resona Holdings, Inc.	1,967,100	8,464,712
Ricoh Co. Ltd.	27,400	247,896
Rinnai Corp.	1,200	80,859
Rohm Co. Ltd.	153,100	11,804,327
Ryohin Keikaku Co. Ltd.	9,000	168,720
Sankyo Co. Ltd.	2,100	72,264
Santen Pharmaceutical Co. Ltd.	13,200	230,678
SBI Holdings, Inc.	9,525	204,936
Secom Co. Ltd.	7,900	722,897
Sega Sammy Holdings, Inc.	6,400	89,780
Seibu Holdings, Inc.	7,300	127,430
Seiko Epson Corp.	11,800	167,613
Sekisui Chemical Co. Ltd.	12,900	200,751
Sekisui House Ltd.	25,100	495,278
Seven & i Holdings Co. Ltd.	28,100	1,076,940
Seven Bank Ltd.	25,700	70,603
SG Holdings Co. Ltd.	5,200	127,432
Sharp Corp.	7,705	86,043
Shimadzu Corp.	7,800	198,332
Shimamura Co. Ltd.	800	63,558
Shimano, Inc.	177,600	26,836,064
Shimizu Corp.	23,500	213,472
Shin-Etsu Chemical Co. Ltd.	13,495	1,452,203
Shinsei Bank Ltd.	8,400	122,827
Shionogi & Co. Ltd.	9,900	551,955
Shiseido Co. Ltd.	711,100	57,072,292
Shizuoka Bank Ltd.	19,100	143,133

Showa Denko KK	5,400	142,499
SMC Corp.	96,200	41,349,470
Softbank Corp.	62,200	842,790
SoftBank Group Corp.	552,800	21,813,724
Sohgo Security Services Co. Ltd.	2,900	152,526
Sompo Holdings, Inc.	12,200	512,362
Sony Corp.	1,593,200	94,171,129
Sony Financial Holdings, Inc.	6,200	134,999
Stanley Electric Co. Ltd.	4,900	130,514
Subaru Corp.	25,080	709,265
Sugi Holdings Co. Ltd.	221,800	12,037,169
Sumco Corp.	9,900	134,865
Sumitomo Chemical Co. Ltd.	60,800	274,498
Sumitomo Corp.	49,300	771,814
Sumitomo Dainippon Pharma Co. Ltd.	6,400	105,890
Sumitomo Electric Industries Ltd.	4,070,200	51,941,574
Sumitomo Heavy Industries Ltd.	4,100	122,172
Sumitomo Metal Mining Co. Ltd.	9,400	293,574
Sumitomo Mitsui Financial Group, Inc.	2,305,600	79,225,302
Sumitomo Mitsui Trust Holdings, Inc.	1,622,800	58,764,673
Sumitomo Realty & Development Co. Ltd.	12,700	484,836
Sumitomo Rubber Industries Ltd.	7,700	91,691
Sundrug Co. Ltd.	2,800	88,349
Suntory Beverage & Food Ltd.	5,110	218,769
Suzuken Co. Ltd.	2,755	148,300
Suzuki Motor Corp.	14,000	596,391
Sysmex Corp.	517,300	34,753,387
T&D Holdings, Inc.	23,300	248,978
Taiheiyo Cement Corp.	5,300	142,418
Taisei Corp.	7,600	295,769
Taisho Pharmaceutical Holdings Co. Ltd.	1,360	99,443
Taiyo Nippon Sanso Corp.	4,500	91,463
Takeda Pharmaceutical Co. Ltd.	1,748,779	60,010,545
TDK Corp.	5,000	451,985
Teijin Ltd.	6,900	133,184

Terumo Corp.	24,100	779,833
THK Co. Ltd.	5,100	135,115
Tobu Railway Co. Ltd.	6,930	225,133
Toho Co. Ltd	4,200	184,358
Toho Gas Co. Ltd.	3,000	115,056
Tohoku Electric Power Co., Inc.	17,200	168,118
Tokio Marine Holdings, Inc.	1,077,400	57,799,443
Tokyo Century Corp.	1,500	69,758
Tokyo Electric Power Co. Holdings, Inc.(1)	62,400	306,044
Tokyo Electron Ltd.	5,900	1,133,531
Tokyo Gas Co. Ltd.	16,400	414,804
Tokyu Corp.	18,100	340,486
Tokyu Fudosan Holdings Corp.	24,500	156,804
Toppan Printing Co. Ltd.	11,000	195,356
Toray Industries, Inc.	57,300	426,739
Toshiba Corp.	21,100	645,416
Tosoh Corp.	11,300	150,537
TOTO Ltd.	5,300	199,600
Toyo Seikan Group Holdings Ltd.	6,500	101,430
Toyo Suisan Kaisha Ltd.	3,150	126,494
Toyoda Gosei Co. Ltd.	2,000	40,263
Toyota Industries Corp.	5,900	340,661
Toyota Motor Corp.	176,394	11,846,665
Toyota Tsusho Corp.	8,435	273,781
Trend Micro, Inc.	4,700	224,606
Tsuruha Holdings, Inc.	1,300	141,965
Unicharm Corp.	15,300	486,296
United Urban Investment Corp.	121	231,806
USS Co. Ltd.	8,100	157,743
Welcia Holdings Co. Ltd.	2,000	101,077
West Japan Railway Co.	6,600	558,433
Yahoo Japan Corp.	106,800	300,897
Yakult Honsha Co. Ltd.	4,600	258,235
Yamada Denki Co. Ltd.	23,840	115,514
Yamaha Corp.	5,200	234,442

Yamaha Motor Co. Ltd.	11,300	206,000
Yamato Holdings Co. Ltd.	10,900	164,679
Yamazaki Baking Co. Ltd.	4,800	85,857
Yaskawa Electric Corp.	9,100	337,766
Yokogawa Electric Corp.	8,400	154,356
Yokohama Rubber Co. Ltd.	4,800	96,465
ZOZO, Inc.	7,400	171,414

		1,840,835,782

Luxembourg – 0.01%
ArcelorMittal	26,808	377,144
Aroundtown SA	33,707	275,703
Eurofins Scientific SE	416	193,456
Millicom International Cellular SA	2,397	116,319
RTL Group SA	1,880	90,393
SES SA - Class A	14,719	268,290
Tenaris SA	19,309	204,799

		1,526,104

Macau – 0.01%
MGM China Holdings Ltd.	34,000	52,938
Sands China Ltd.	97,200	439,216
Wynn Macau Ltd.	59,200	115,361

		607,515

Malaysia – 0.16%
Public Bank Bhd	3,656,200	17,528,391

Mexico – 0.79%
Fresnillo Plc	7,678	64,593
Grupo Aeroportuario del Centro Norte SAB de CV - Class B	1,748,200	10,402,915
Grupo Aeroportuario del Pacifico SAB de CV - ADR	83,285	8,038,668
Orbia Advance Corp. SAB de CV	6,957,087	13,636,370
Wal-Mart de Mexico SAB de CV	18,251,612	54,096,321

		86,238,867

Netherlands – 4.46%
ABN AMRO Bank NV(3)	17,520	308,639
Adyen NV(1)(3)	371	243,979

Aegon NV	71,830	298,319
Akzo Nobel NV	352,195	31,381,517
ASML Holding NV	186,397	46,228,955
ASML Holding NV - Class REG	158,040	39,260,297
Core Laboratories NV	217,055	10,119,104
EXOR NV	4,153	278,139
Heineken Holding NV	4,362	433,974
Heineken NV	9,499	1,026,007
ING Groep NV	8,128,065	84,911,693
InterXion Holding NV(1)	224,035	18,249,891
Koninklijke Ahold Delhaize NV	1,027,785	25,702,484
Koninklijke DSM NV	6,806	819,319
Koninklijke KPN NV	4,629,733	14,428,288
Koninklijke Philips NV	34,365	1,587,975
Koninklijke Vopak NV	2,834	145,665
NN Group NV	12,328	436,887
NXP Semiconductors NV	10,581	1,154,599
OCI NV(1)	226,863	5,350,675
PostNL NV	12,187,247	27,010,303
Prosus NV(1)	270,524	19,858,661
QIAGEN NV(1)	709,654	23,397,292
QIAGEN NV - Aquis Listed(1)	57,620	1,886,979
Randstad NV	4,918	241,454
Royal Dutch Shell Plc - Class A	303,265	8,894,144
Royal Dutch Shell Plc - Class A	2,373,573	69,608,416
Royal Dutch Shell Plc - Class B	1,760,707	52,038,487
Wolters Kluwer NV	10,330	753,729

		486,055,871

New Zealand – 0.01%
a2 Milk Co. Ltd.(1)	27,735	230,440
Auckland International Airport Ltd.	38,388	220,115
Fisher & Paykel Healthcare Corp. Ltd.	21,133	229,295
Fletcher Building Ltd.	34,606	111,608
Meridian Energy Ltd.	54,688	178,112
Ryman Healthcare Ltd.	14,500	120,512
Spark New Zealand Ltd.	73,111	201,939

		1,292,021

Norway – 0.03%
Aker BP ASA	4,030	107,382
DNB ASA	39,361	693,855
Equinor ASA	38,807	735,089
Gjensidige Forsikring ASA	8,412	166,830
Mowi ASA	16,624	383,968
Norsk Hydro ASA	49,725	175,090
Orkla ASA	28,542	259,713
Schibsted ASA - Class B	3,591	100,706
Telenor ASA	29,698	595,858
Yara International ASA	6,890	297,061

		3,515,552

Portugal – 0.27%
EDP - Energias de Portugal SA	105,708	410,235
Galp Energia SGPS SA	18,171	273,276
Jeronimo Martins SGPS SA	1,731,423	29,198,048

		29,881,559

Russia – 0.00%(2)
Evraz Plc	20,372	117,253

Singapore – 2.67%
Ascendas Real Estate Investment Trust	117,200	264,687
CapitaLand Commercial Trust	116,551	174,637
CapitaLand Ltd.	100,100	255,873
CapitaLand Mall Trust	106,700	203,124
City Developments Ltd.	15,900	113,106
ComfortDelGro Corp. Ltd.	78,500	136,391
DBS Group Holdings Ltd.	3,723,800	67,367,695
Genting Singapore Ltd.	226,200	144,022
Golden Agri-Resources Ltd.	265,000	43,133
Jardine Cycle & Carriage Ltd.	4,500	97,734
Keppel Corp. Ltd.	61,400	263,681
Oversea-Chinese Banking Corp. Ltd.	124,200	976,385

SATS Ltd.	25,800	90,468
Sea Ltd. - ADR(1)	664,885	20,578,191
Sembcorp Industries Ltd.	40,300	60,680
Singapore Airlines Ltd.	22,600	149,483
Singapore Exchange Ltd.	27,200	166,873
Singapore Press Holdings Ltd.	9,100	13,704
Singapore Technologies Engineering Ltd.	59,100	164,282
Singapore Telecommunications Ltd.	40,498,200	90,867,131
Suntec Real Estate Investment Trust	90,700	124,778
United Overseas Bank Ltd.	4,816,125	89,507,757
UOL Group Ltd.	16,800	91,232
Venture Corp. Ltd.	10,300	114,211
Wilmar International Ltd.	7,211,000	19,462,344

		291,431,602

South Africa – 0.35%
Investec Plc	27,508	141,512
Naspers Ltd. - Class N	252,440	38,221,742

		38,363,254

South Korea – 1.17%
NAVER Corp.	98,686	12,944,175
POSCO	87,099	16,510,305
Samsung Electronics Co. Ltd.	676,140	27,683,914
Samsung SDI Co. Ltd.	327,780	61,022,484
Shinhan Financial Group Ltd.	282,990	9,888,519

		128,049,397

Spain – 2.88%
ACS Actividades Co.	11,107	443,791
Aena SA(3)	2,555	467,701
Amadeus IT Group SA	587,667	42,107,267
Banco Bilbao Vizcaya Argentaria SA	10,610,921	55,234,973
Banco de Sabadell SA	235,185	228,017
Banco Santander SA	12,843,135	52,256,409
Bankia SA	4,949,471	9,338,885
Bankinter SA	27,161	171,394
CaixaBank SA	147,004	385,590

Cellnex Telecom SA(3)	7,039	290,736
Enagas SA	4,479	103,539
Endesa SA	13,093	344,420
Ferrovial SA	18,412	531,982
Grifols SA	10,840	319,543
Iberdrola SA	1,927,153	20,030,386
Industria de Diseno Textil SA	2,062,907	63,841,981
Mapfre SA	43,166	116,257
Naturgy Energy Group SA	12,572	333,444
Red Electrica Corp. SA	17,306	350,546
Repsol SA	60,301	940,453
Siemens Gamesa Renewable Energy SA	10,222	138,673
Telefonica SA	8,653,385	66,121,765

		314,097,752

Sweden – 2.40%
Alfa Laval AB	11,438	225,604
Assa Abloy AB - Class B	37,559	834,980
Atlas Copco AB - Class A	2,171,349	66,862,666
Atlas Copco AB - Class B	14,962	405,157
Boliden AB	9,943	228,357
Electrolux AB	8,828	209,138
Epiroc AB - Class A	2,221,992	24,064,504
Epiroc AB - Class B	15,534	160,305
Essity AB - Class B	22,252	649,278
Getinge AB - Class B	1,047,590	14,643,257
Hennes & Mauritz AB - Class B	33,186	643,289
Hexagon AB - Class B	9,726	468,502
Husqvarna AB - Class B	15,155	115,252
ICA Gruppen AB	3,633	167,785
Industrivarden AB - Class C	6,736	147,357
Investor AB - Class B	701,826	34,275,264
Kinnevik AB - Class B	9,923	260,893
L E Lundbergforetagen AB - Class B	2,762	103,876
Lundin Petroleum AB	7,325	219,593
Nibe Industrier AB - Class B	1,664,423	21,096,521

Sandvik AB	41,887	652,095
Securitas AB - Class B	11,178	171,169
Skandinaviska Enskilda Banken AB - Class A	67,489	620,137
Skanska AB - Class B	13,594	275,213
SKF AB - Class B	13,824	228,278
Spotify Technology SA(1)	177,534	20,238,876
Svenska Handelsbanken AB - Class A	62,699	586,554
Swedbank AB	36,742	529,147
Swedish Match AB	6,245	258,281
Tele2 AB - Class B	18,102	269,220
Telefonaktiebolaget LM Ericsson - Class B	2,045,460	16,335,730
Telia Co. AB	12,149,675	54,351,554
Volvo AB - Class B	55,542	779,428

		261,077,260

Switzerland – 7.97%
ABB Ltd.	2,675,094	52,608,076
Adecco Group AG	1,041,518	57,635,325
Alcon, Inc.(1)	864,380	50,419,184
Alcon, Inc.(1)	173,475	10,111,858
Baloise Holding AG	1,982	355,124
Barry Callebaut AG	87	179,440
Chocoladefabriken Lindt & Spruengli AG	38	280,656
Chocoladefabriken Lindt & Spruengli AG - REG	4	331,045
Chubb Ltd.	372,138	60,077,959
Cie Financiere Richemont SA	484,293	35,491,732
Clariant AG	6,850	133,422
Coca-Cola HBC AG	7,417	242,243
Credit Suisse Group AG	953,643	11,666,025
Dufry AG	1,562	130,664
EMS-Chemie Holding AG	321	200,014
Geberit AG	73,884	35,308,086
Givaudan SA	345	962,903
Glencore Plc	448,684	1,352,132
Julius Baer Group Ltd.	295,834	13,102,759
Kuehne & Nagel International AG	2,071	304,753

LafargeHolcim Ltd.	18,713	921,499
Lonza Group AG	2,781	941,121
Nestle SA	1,062,605	115,244,338
Novartis AG	1,626,209	141,133,785
Novartis AG - Sponsored ADR - ADR	227,920	19,806,248
Pargesa Holding SA	1,477	113,609
Partners Group Holding AG	706	542,177
Roche Holding AG	441,842	128,648,798
Schindler Holding AG	744	165,982
Schindler Holding AG Participation Certificate	153,725	34,401,701
SGS SA	194	480,911
Sika AG	226,042	33,072,627
Sonova Holding AG	2,100	488,630
STMicroelectronics NV	25,879	500,805
Straumann Holding AG	375	306,731
Swatch Group AG - BR	1,083	287,538
Swatch Group AG - REG	2,356	118,400
Swiss Life Holding AG	1,411	674,599
Swiss Prime Site AG	3,134	306,707
Swiss Re AG	12,477	1,301,898
Swisscom AG	1,084	534,816
Temenos AG	2,448	409,918
u-blox Holding AG	52,152	3,765,604
UBS Group AG	2,078,386	23,598,911
Vifor Pharma AG	1,632	260,841
Zurich Insurance Group AG	78,643	30,120,895

		869,042,489

Taiwan – 1.75%
Catcher Technology Co. Ltd.	986,000	7,464,127
Hon Hai Precision Industry Co. Ltd.	6,340,400	14,960,927
Taiwan Semiconductor Manufacturing Co. Ltd.	5,347,000	47,489,565
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,598,036	120,756,713

		190,671,332

Thailand – 0.12%
Thai Beverage PCL	20,123,000	12,885,723

United Arab Emirates – 0.00%(2)
NMC Health Plc	3,413	113,752

United Kingdom – 15.03%
3i Group Plc	39,238	561,589
Admiral Group Plc	634,275	16,493,987
Anglo American Plc	43,424	997,970
Ashtead Group Plc	17,277	480,465
ASOS Plc(1)	291,491	8,875,251
Associated British Foods Plc	12,864	364,165
AstraZeneca Plc	1,054,077	94,117,599
Auto Trader Group Plc(3)	5,358,457	33,585,015
Aviva Plc	2,998,272	14,719,078
B&M European Value Retail SA	2,463,770	11,487,807
BAE Systems Plc	3,707,701	25,966,106
Barclays Plc	7,399,254	13,633,137
Barratt Developments Plc	40,816	324,922
Berkeley Group Holdings Plc	4,693	240,960
BP Plc	20,379,804	129,019,741
British American Tobacco Plc	379,238	14,005,359
British American Tobacco Plc - ADR	282,715	10,432,183
British Land Co. Plc	36,763	264,466
BT Group Plc - Class A	343,330	753,065
Bunzl Plc	12,871	336,441
Burberry Group Plc	951,544	25,417,296
Centrica Plc	229,737	208,323
CNH Industrial NV	37,034	377,122
Coca-Cola European Partners Plc	8,936	495,501
Compass Group Plc	2,302,579	59,251,640
Croda International Plc	4,971	296,947
Diageo Plc	583,373	23,830,978
Direct Line Insurance Group Plc	56,842	209,719
easyJet Plc	6,027	85,063
Farfetch Ltd. - Class A(1)	570,295	4,927,349

Ferguson Plc	8,683	633,692
Fiat Chrysler Automobiles NV	40,849	529,313
G4S Plc	54,615	127,195
GlaxoSmithKline Plc	2,505,691	53,708,516
Halma Plc	13,796	333,938
Hargreaves Lansdown Plc	2,159,869	55,145,888
HomeServe Plc	1,470,494	21,443,423
HSBC Holdings Plc	10,080,763	77,241,429
Imperial Brands Plc	39,185	879,946
Informa Plc	52,120	545,849
InterContinental Hotels Group Plc	6,626	413,498
Intertek Group Plc	410,741	27,647,905
ITV Plc	145,482	225,339
J Sainsbury Plc	4,739,060	12,787,873
John Wood Group Plc	7,220,011	33,660,506
Johnson Matthey Plc	664,465	24,957,908
Jupiter Fund Management Plc	3,126,492	13,666,214
Kingfisher Plc	14,620,523	37,156,397
Land Securities Group Plc	29,873	314,624
Legal & General Group Plc	243,729	743,939
Lloyds Banking Group Plc	81,412,172	53,969,795
London Stock Exchange Group Plc	11,786	1,058,380
Marks & Spencer Group Plc	76,704	173,732
Meggitt Plc	31,329	244,398
Melrose Industries Plc	181,358	449,312
Merlin Entertainments Plc(3)	25,352	141,063
Micro Focus International Plc	13,808	194,033
Mondi Plc	17,644	337,837
National Grid Plc	1,605,131	17,379,249
Next Plc	5,545	421,506
Ocado Group Plc(1)	17,614	286,504
Pearson Plc	32,527	294,961
Persimmon Plc	13,534	360,954
Prudential Plc	104,573	1,894,992
Reckitt Benckiser Group Plc	26,267	2,050,912

RELX Plc	72,383	1,719,076
Rentokil Initial Plc	70,819	407,169
Rightmove Plc	6,436,107	43,548,216
Rio Tinto Ltd.	15,213	952,865
Rio Tinto Plc	46,710	2,428,107
Rolls-Royce Holdings Plc	63,281	614,892
Royal Bank of Scotland Group Plc	6,804,836	17,344,780
RSA Insurance Group Plc	40,213	263,842
Sage Group Plc	41,743	354,739
Schroders Plc	5,013	189,486
Segro Plc	42,132	420,033
Severn Trent Plc	9,595	255,393
Smith & Nephew Plc	1,844,365	44,415,850
Smiths Group Plc	14,553	280,812
Sophos Group Plc(3)	3,733,880	18,390,164
Spirax-Sarco Engineering Plc	2,669	257,141
SSE Plc	3,812,127	58,317,324
St James’s Place Plc	19,441	233,830
Standard Chartered Plc	2,226,186	18,686,443
Standard Life Aberdeen Plc	99,500	349,456
Taylor Wimpey Plc	133,330	264,651
TechnipFMC Plc	874,525	21,111,033
Tesco Plc	58,994,245	174,414,864
Trainline Plc(1)(3)	5,383,117	27,732,819
Travis Perkins Plc	1,680,378	26,654,331
Unilever NV	54,078	3,247,243
Unilever Plc	41,178	2,474,879
Unilever Plc - ADR	488,120	29,336,012
United Utilities Group Plc	27,498	279,119
Vodafone Group Plc	59,210,341	117,965,128
Weir Group Plc	1,900,503	33,292,461
Whitbread Plc	4,888	257,984
Willis Towers Watson Plc	38,794	7,486,078
Wm Morrison Supermarkets Plc	98,477	242,473
WPP Plc	4,026,596	50,418,485

		1,637,787,442

United States – 1.66%
Carnival Plc	6,416	265,496
Mettler-Toledo International, Inc.(1)	108,954	76,747,197
Mylan NV(1)	736,142	14,560,889
ResMed, Inc.	416,519	56,275,882
Schlumberger Ltd.	955,640	32,654,220

		180,503,684

Total Common Stocks (Cost: $10,065,163,176)		10,458,499,152

PREFERRED STOCKS – 0.23%
Germany – 0.23%
Bayerische Motoren Werke AG	2,242	124,549
Fuchs Petrolub SE	2,393	89,747
Henkel AG & Co. KGaA	6,676	660,584
Porsche Automobil Holding SE	6,123	396,935
Sartorius AG	1,289	234,998
Volkswagen AG	137,005	23,302,535

		24,809,348

Total Preferred Stocks (Cost: $22,009,064)		24,809,348

RIGHTS – 0.00%(2)
Australia – 0.00%(2)
Harvey Norman Holdings Ltd., expires 10/11/2019(1)	536	$649

Total Rights (Cost: $549)		649

SHORT-TERM INVESTMENTS – 3.34%
Money Market Funds – 3.26%
Goldman Sachs Financial Square Government Fund - Class I, 1.84%(4)	355,276,653	$355,276,653

Total Money Market Funds (Cost: $355,276,653)		355,276,653

	Principal Amount		Value
Time Deposits – 0.08%
BBVA, Madrid, 1.40% due 10/01/2019		$608,825	608,825
BNP Paribas, Paris, -0.67% due 10/01/2019	EUR	325,184	354,434
BNP Paribas, Paris, 2.45% due 10/02/2019	HKD	1,019,573	130,086
Brown Brothers Harriman, -1.62% due 10/01/2019	CHF	125,098	125,342
Brown Brothers Harriman, -0.85% due 10/01/2019	DKK	357,653	52,213
Brown Brothers Harriman, -0.67% due 10/01/2019	EUR	96	104
Brown Brothers Harriman, -0.51% due 10/01/2019	SEK	332,552	33,782
Brown Brothers Harriman, 0.25% due 10/01/2019	AUD	1,581,463	1,067,408
Brown Brothers Harriman, 0.38% due 10/01/2019	GBP	27	33
Brown Brothers Harriman, 0.50% due 10/01/2019	NOK	314,709	34,592
Brown Brothers Harriman, 0.65% due 10/01/2019	NZD	35,088	21,972
Brown Brothers Harriman, 0.84% due 10/01/2019	SGD	19,124	13,836
Brown Brothers Harriman, 0.89% due 10/01/2019	CAD	63,026	47,573
Brown Brothers Harriman, 2.45% due 10/02/2019	HKD	5,368	685
Citibank, London, -0.67% due 10/01/2019	EUR	364,954	397,782
Citibank, London, 0.38% due 10/01/2019	GBP	2,513,466	3,090,432
Citibank, New York, 1.40% due 10/01/2019		$141,789	141,790
Hong Kong & Shanghai Bank, 0.84% due 10/01/2019	SGD	3,710,947	2,684,909
Sumitomo, Tokyo, -0.26% due 10/01/2019	JPY	15,850,337	146,593

Total Time Deposits (Cost: $8,952,391)			8,952,391

Total Short-Term Investments (Cost: $364,229,044)			364,229,044

TOTAL INVESTMENTS IN SECURITIES – 99.52%
(Cost: $10,451,401,833)			10,847,538,193

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.48%			52,195,694

TOTAL NET ASSETS – 100.00%			$10,899,733,887

Percentages are stated as a percent of net assets.

Principal amounts are denominated in the currency in which the security was purchased.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc

DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

(1)	Non-income producing security.
(2)	Amount calculated is less than 0.005%.
(3)

Security was purchased exempt from registration in the U.S. pursuant to Rule 144(A) under the Securities Act of 1933. The value of these securities total $186,586,560, which represents 1.71% of total net assets.

(4)	Represents annualized seven-day yield as of the close of the reporting period.

COMMON STOCKS	% of Net Assets
Financials	15.77%
Healthcare	13.66%
Industrials	12.82%
Consumer Discretionary	12.29%
Information Technology	10.33%
Communication Services	9.72%
Consumer Staples	9.40%
Energy	5.70%
Materials	3.34%
Utilities	2.37%
Real Estate	0.55%

Total Common Stocks	95.95%

PREFERRED STOCKS
Consumer Discretionary	0.22%
Consumer Staples	0.01%
Healthcare	0.00	% (1)
Materials	0.00	% (1)

Total Preferred Stocks	0.23

RIGHTS
Consumer Discretionary	0.00	% (1)

Total Rights	0.00	% (1)

SHORT-TERM INVESTMENTS	3.34%

TOTAL INVESTMENTS	99.52%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.48%

TOTAL NET ASSETS	100.00%

(1)	Amount calculated is less than 0.005%.

The accompanying notes are an integral part of this Schedule of Investments.

Bridge Builder International Equity Fund

Notes to Schedule of Investments

September 30, 2019 (Unaudited)

a) Investment Valuation Policies – The Net Asset Value (“NAV”) of the Funds’ shares are generally valued as of the close of the regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open. The NAV per share of each Fund is computed by dividing the total net assets of the Fund by the total number of shares outstanding. For purposes of calculating the NAV, portfolio securities and derivative instruments are valued using valuation methods adopted by the Trust’s Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser. The Adviser monitors the continual appropriateness of valuation methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of the prices utilized including: periodic vendor due diligence meetings and reviewing the results of back testing on a monthly basis. The Adviser provides the Board with reporting on the results of the back testing as well as positions which were fair valued during the period.

The Board has approved a Valuation Committee whose function is to monitor the valuation of portfolio securities and derivative instruments and determine in good faith the fair value of the Funds’ holdings after considering all relevant factors. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and is authorized to make all necessary determinations to fair value the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers, dealers or independent pricing services are unreliable.

Additionally, the Board has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended, when a security has been delisted from a national exchange, when a security has not been traded for an extended period of time, or when a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time a Fund calculates its own share price. If there is no price, or in the Adviser’s determination the price provided for a security by an independent pricing agent or broker does not represent fair value, then the security will be fair valued in accordance with procedures adopted by the Board. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, a Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the same time at which the Fund determines its net asset value.

b) Fair Value Hierarchy – The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the following three broad categories:

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include, but are not limited to, quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions).

c) Valuation Techniques – Fixed-income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds (other than short-term securities) are valued using that day’s bid price provided by an independent pricing service. Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board. Independent pricing service typically use information provided by market makers or estimates of market values obtained from yields and other relevant data relating to investments or securities with similar characteristics. The independent pricing service’s internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, trade information, market color, credit risks/spreads, default rates and quoted prices for similar assets and the securities’ terms and conditions. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 of the fair value hierarchy.

Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche and current market data and packaged collateral performance, as available. Mortgage- and asset-backed securities that use such valuation techniques and inputs are typically categorized as Level 2.

Short-term securities without a vendor price and with 60 days or less remaining to maturity when acquired by a Fund are generally valued on an amortized cost basis, which approximates fair value. These securities are typically categorized as Level 2 in the fair value hierarchy.

Equity securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. These valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on an exchange for which there have been no sales are valued at the mean between the last bid and ask price on such day. Securities and financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective securities in accordance with procedures adopted by the Board and are classified as Level 2 or Level 3 depending on the observability of inputs.

Foreign securities, currencies and other assets denominated in currencies other than U.S. dollars are translated to U.S. dollars using exchange rates obtained from independent pricing services. All assets denominated in foreign currencies are converted to U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern time.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Open-ended mutual funds (including money market funds) are valued at the end of the day’s net asset value and are categorized as Level 1 of the fair value hierarchy.

Exchange traded financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales or settlement price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. If there was no sale activity, the financial derivative is valued at the mean between the highest bid and lowest ask price on the relevant exchange closest to the close of the NYSE and are categorized as Level 2.

OTC derivatives, including forward foreign currency exchange contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable. These securities are typically categorized as Level 2 of the fair value hierarchy.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Centrally cleared credit default and interest rate swap contracts are valued daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract. These securities are typically categorized as Level 2 of the fair value hierarchy.

The Funds value the repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral). These securities are typically categorized as Level 2 of the fair value hierarchy.

Quantitative Information

The following tables represent the Fund’s valuation inputs as presented in the Schedule of Investments.

Bridge Builder International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$84,108,761	$975,712,232	$—	$1,059,820,993
Consumer Discretionary	316,122,544	1,023,465,875	—	1,339,588,419
Consumer Staples	138,021,109	887,293,814	—	1,025,314,923
Energy	80,546,615	540,360,104	—	620,906,719
Financials	154,883,315	1,563,787,380	—	1,718,670,695
Healthcare	287,686,075	1,201,147,228	—	1,488,833,303
Industrials	145,018,409	1,252,166,326	—	1,397,184,735
Information Technology	362,770,283	762,877,774	—	1,125,648,057
Materials	24,905,946	339,811,537	—	364,717,483
Real Estate	835,032	58,909,410	—	59,744,442
Utilities	98,168	257,971,215	—	258,069,383
Preferred Stocks
Consumer Discretionary	—	23,824,019	—	23,824,019
Consumer Staples	—	660,584	—	660,584
Health Care	—	234,998	—	234,998
Materials	—	89,747	—	89,747
Rights
Consumer Discretionary	649	—	—	649
Short-Term Investments
Money Market Funds	355,276,653	—	—	355,276,653
Time Deposits	—	8,952,391	—	8,952,391

Total Assets	$1,950,273,559	$8,897,264,634	$—	$10,847,538,193